UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2004

Item 1. Reports to Stockholders

Fidelity® Advisor

Government Investment

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
3 - 3.99%	5.0	4.7
4 - 4.99%	4.3	5.6
5 - 5.99%	17.2	10.5
6 - 6.99%	38.1	47.1
7 - 7.99%	12.3	13.0
8 - 8.99%	5.7	5.7
9 - 9.99%	0.2	0.2
10 - 10.99%	1.8	1.9
11 - 11.99%	1.2	1.2
12 - 12.99%	1.8	1.8
13 - 13.99%	6.9	4.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of April 30, 2004
6 months ago
Years	7.3	8.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2004
6 months ago
Years	4.9	5.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
Mortgage Securities 11.1%	Mortgage Securities 9.9%
CMOs and Other Mortgage Related Securities 22.3%	CMOs and Other Mortgage Related Securities 26.8%
U.S. Treasury Obligations 27.9%	U.S. Treasury Obligations 30.8%
U.S. Government Agency Obligations 36.1%	U.S. Government Agency Obligations 32.7%
Short-Term Investments and Net Other Assets 2.6%	Short-Term Investments and Net Other AssetsA (0.2)%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 64.0%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 36.1%
Fannie Mae:
5.125% 1/2/14	$ 15,000,000	$ 14,756,385
5.5% 3/15/11	1,350,000	1,427,648
6% 5/15/08	6,158,000	6,685,815
6.125% 3/15/12	8,050,000	8,766,321
6.25% 2/1/11	4,660,000	5,052,125
6.625% 9/15/09	1,620,000	1,815,307
6.625% 11/15/30	18,000,000	19,998,180
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	710,000	764,419
Federal Home Loan Bank 5.8% 9/2/08	17,275,000	18,657,967
Freddie Mac:
3.625% 9/15/08	18,076,000	17,952,884
4.5% 1/15/14	9,250,000	8,883,876
5% 1/30/14	25,000,000	24,405,150
5.875% 3/21/11	6,960,000	7,392,877
7% 3/15/10	48,000,000	54,722,209
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	367,818	392,455
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1993-C, 5.2% 10/15/04	21,244	21,502
Series 1993-D, 5.23% 5/15/05	52,126	52,897
Series 1994-A, 7.12% 4/15/06	3,760,768	3,962,834
Series 1994-F, 8.187% 12/15/04	94,936	96,988
Series 1995-A, 6.28% 6/15/04	206,471	207,815
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-A, 7.39% 6/26/06	1,875,000	2,002,837
Series 1994-B, 7.5% 1/26/06	65,863	69,508
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	1,130,435	1,237,170
Series 2000-016, 6.07% 12/15/14	4,100,000	4,392,125
6.77% 11/15/13	1,275,000	1,381,781
6.99% 5/21/16	4,327,500	4,871,986
Private Export Funding Corp. secured:
5.34% 3/15/06	4,640,000	4,890,425
5.66% 9/15/11 (a)	2,610,000	2,756,210
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Private Export Funding Corp. secured: - continued
6.67% 9/15/09	$ 880,000	$ 985,514
Small Business Administration guaranteed development participation certificates Series 2002-20K Class 1, 5.08% 11/1/22	5,695,300	5,715,596
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	8,560,000	8,906,346
6.6% 2/15/08	13,100,000	14,065,326
6.8% 2/15/12	5,000,000	5,592,610
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	2,100,000	2,244,299
5.96% 8/1/09	1,800,000	1,896,352
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	180,000	193,106
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		257,216,845
U.S. Treasury Obligations - 27.9%
U.S. Treasury Bonds:
6.125% 8/15/29	22,229,000	24,543,950
6.25% 8/15/23	13,500,000	15,000,822
8% 11/15/21	29,994,000	39,512,416
10% 5/15/10	11,170,000	12,099,378
11.25% 2/15/15	5,506,000	8,586,563
12% 8/15/13	10,000,000	13,405,860
13.25% 5/15/14	35,115,000	50,524,445
U.S. Treasury Notes:
3.125% 4/15/09	13,100,000	12,811,905
4.25% 11/15/13	10,090,000	9,898,451
5% 8/15/11	12,000,000	12,616,872
TOTAL U.S. TREASURY OBLIGATIONS		199,000,662
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $458,014,465)		456,217,507
U.S. Government Agency - Mortgage Securities - 11.1%
	Principal Amount	Value (Note 1)
Fannie Mae - 10.6%
4% 3/1/19 to 4/1/19	$ 6,417,916	$ 6,177,531
4% 5/1/19 (b)	3,488,246	3,353,076
5.5% 5/1/19 (b)	13,000,000	13,341,250
6% 9/1/17	7,278,095	7,595,066
6.5% 2/1/10 to 12/1/33	36,572,759	38,100,079
7% 4/1/26 to 7/1/32	5,941,728	6,286,465
7.5% 3/1/28 to 4/1/29	61,929	66,482
8.5% 9/1/16 to 1/1/17	26,626	29,236
9% 11/1/11 to 5/1/14	504,343	550,292
9.5% 11/1/06 to 5/1/20	333,228	367,989
11.5% 6/15/19	84,447	96,234
12.5% 8/1/15	3,086	3,528
		75,967,228
Freddie Mac - 0.3%
7.5% 3/1/15 to 3/1/16	1,282,083	1,368,353
8.5% 8/1/09 to 2/1/10	23,138	25,031
9% 10/1/08 to 10/1/20	115,412	126,136
9.5% 5/1/21 to 7/1/21	104,047	116,112
11% 7/1/13 to 5/1/14	127,266	142,748
12.5% 2/1/10 to 6/1/19	50,571	57,313
		1,835,693
Government National Mortgage Association - 0.2%
7.5% 9/15/06 to 8/15/29	293,940	310,857
8% 12/15/23	805,830	886,800
9% 9/15/05 to 12/15/09	3,071	3,091
10.5% 11/15/17 to 1/20/18	107,231	120,927
13.5% 7/15/11	12,265	14,242
		1,335,917
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $78,894,370)		79,138,838
Collateralized Mortgage Obligations - 22.3%

U.S. Government Agency - 22.3%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	4,749,994	5,068,717
Series 1993-160 Class PK, 6.5% 11/25/22	2,010,379	2,045,262
Series 1993-187 Class L, 6.5% 7/25/23	1,700,000	1,802,904
Series 1994-27 Class PJ, 6.5% 6/25/23	2,000,000	2,093,069
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	$ 1,691,384	$ 1,774,434
Fannie Mae guaranteed REMIC pass thru certificates:
Class 2004-29 Class JZ, 4.5% 5/25/19	1,910,000	1,897,466
planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	5,750,755	5,961,759
Series 2001-53 Class OH, 6.5% 6/25/30	138,486	140,135
Series 2001-56 Class KD, 6.5% 7/25/30	5,250,401	5,336,741
Series 2002-55 Class QB, 5.5% 8/25/12	256,260	257,748
Series 2003-73 Class GA, 3.5% 5/25/31	6,181,203	5,949,584
sequential pay Series 2001-46 Class ZG, 6% 9/25/31	7,038,259	6,911,331
Series 2003-122:
Class ZG, 5% 12/25/23	665,801	668,479
Class ZK, 5.5% 12/25/33	206,848	206,757
Series 2003-128 Class NZ, 4% 1/25/19	249,754	249,881
Series 2003-84 Class GZ, 4.5% 9/25/18	211,460	211,324
Series 2004-29:
Class ZE, 4.5% 1/25/32	100,000	98,750
Class ZM, 5.5% 5/25/34	200,000	198,875
Series 2004-38 Class ZC, 6.5% 11/25/33	495,000	495,000
Freddie Mac:
sequential pay:
Series 2343 Class VD, 7% 8/15/16	5,164,000	5,545,975
Series 2355 Class AE, 6% 9/15/31	11,046,290	11,516,257
Series 2361 Class KB, 6.25% 1/15/28	14,238,844	14,762,132
Series 2794 Class ZL, 6% 5/1/34 (b)	250,000	248,594
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 1681 Class PJ, 7% 12/15/23	4,000,000	4,297,887
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1141 Class G, 9% 9/15/21	280,371	280,243
Series 1624 Class KC, 6% 6/15/08	2,288,870	2,296,799
Series 1671 Class G, 6.5% 8/15/23	10,318,746	10,668,336
Series 1727 Class H, 6.5% 8/15/23	2,600,000	2,731,841
Series 2275 Class PM, 6.5% 10/15/29	1,941,783	1,971,479
Series 2322 Class HC, 6.5% 3/15/30	72,369	73,061
Series 2368 Class PQ, 6.5% 8/15/30	1,566,199	1,589,097
Series 2410 Class MK, 6.5% 6/15/29	1,392,109	1,396,256
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2435 Class GD, 6.5% 2/15/30	$ 646,716	$ 653,942
Series 2473 Class JB, 5.5% 2/15/29	560,636	565,236
Series 2483 Class DC, 5.5% 7/15/14	2,420,000	2,486,724
sequential pay:
Series 2129 Class VM, 6% 1/15/06	1,723,789	1,740,888
Series 2285 Class VB, 6.5% 10/15/16	4,000,000	4,082,558
Series 2303 Class VT, 6% 2/15/12	387,759	388,676
Series 2448 Class VH, 6.5% 5/15/18	4,835,000	5,089,227
Series 2750 Class ZT, 5% 2/15/34	867,182	711,074
Series 2568 Class SA, 10.56% 9/15/28 (c)	730,756	744,008
Series 2691 Class ZE, 5.5% 5/15/33	96,760	96,688
Series 2707 Class ZA, 4.5% 11/15/18	243,816	242,902
Series 2749 Class MZ, 5% 2/15/24	308,585	307,838
Series 2750 Class CZ, 5% 11/15/32	697,791	698,250
Series 2764:
Class ZA, 5% 10/15/32	123,649	122,992
Class ZB, 5% 3/15/33	208,134	206,899
Class ZC, 4.5% 3/15/19	131,557	130,776
Series 2769 Class ZA, 5% 9/15/32	194,039	193,023
Series 2780:
Class AZ, 5.5% 3/15/33	250,000	248,047
Class KZ, 5% 4/15/32	450,000	448,594
Class ZJ, 4.5% 4/15/19	200,000	199,156
target amortization class Series 2156 Class TC, 6.25% 5/15/29	7,793,412	8,208,356
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class:
Series 1998-1 Class PE, 6.35% 1/20/28	5,000,000	5,217,827
Series 2001-53 Class TA, 6% 12/20/30	621,637	633,709
Series 2002-19 Class PE, 6% 10/20/30	25,000,000	25,819,135
sequential pay Series 2000-12 Class B, 7.5% 12/16/28	964,632	973,191
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $160,312,222)		158,955,889
Cash Equivalents - 5.7%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.05%, dated 4/30/04 due 5/3/04) (Cost $41,171,000)	$ 41,174,602	$ 41,171,000
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $738,392,057)		735,483,234
NET OTHER ASSETS - (3.1)%		(22,417,560)
NET ASSETS - 100%		$ 713,065,674
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,756,210 or 0.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $396,793,233 and $421,721,211, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,851,100 and repurchase agreements of $41,171,000)(cost $738,392,057) - See accompanying schedule		$ 735,483,234
Cash		546
Receivable for investments sold		2,210
Receivable for fund shares sold		1,122,704
Interest receivable		9,229,344
Prepaid expenses		2,856
Receivable from investment adviser for expense reductions		3,388
Total assets		745,844,282

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 17,086,814
Payable for fund shares redeemed	1,661,380
Distributions payable	245,216
Accrued management fee	254,713
Distribution fees payable	238,716
Other affiliated payables	157,484
Other payables and accrued expenses	26,163
Collateral on securities loaned, at value	13,108,122
Total liabilities		32,778,608

Net Assets		$ 713,065,674
Net Assets consist of:
Paid in capital		$ 716,703,489
Distributions in excess of net investment income		(281,236)
Accumulated undistributed net realized gain (loss) on investments		(447,756)
Net unrealized appreciation (depreciation) on investments		(2,908,823)
Net Assets		$ 713,065,674

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($66,173,835 ÷ 6,648,757 shares)	$ 9.95

Maximum offering price per share (100/95.25 of $9.95)	$ 10.45
Class T: Net Asset Value and redemption price per share ($276,615,759 ÷ 27,809,527 shares)	$ 9.95

Maximum offering price per share (100/96.50 of $9.95)	$ 10.31
Class B: Net Asset Value and offering price per share ($145,118,727 ÷ 14,604,919 shares) A	$ 9.94

Class C: Net Asset Value and offering price per share ($71,633,110 ÷ 7,203,482 shares) A	$ 9.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($153,524,243 ÷ 15,506,884 shares)	$ 9.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Interest		$ 15,217,410
Security lending		2,332
Total income		15,219,742

Expenses
Management fee	$ 1,538,760
Transfer agent fees	800,283
Distribution fees	1,524,499
Accounting and security lending fees	135,066
Non-interested trustees' compensation	2,285
Custodian fees and expenses	13,770
Registration fees	61,332
Audit	26,093
Legal	5,679
Miscellaneous	7,841
Total expenses before reductions	4,115,608
Expense reductions	(3,388)	4,112,220
Net investment income (loss)		11,107,522
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		1,339,610
Change in net unrealized appreciation (depreciation) on investment securities		(5,956,245)
Net gain (loss)		(4,616,635)
Net increase (decrease) in net assets resulting from operations		$ 6,490,887

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,107,522	$ 25,968,980
Net realized gain (loss)	1,339,610	11,983,727
Change in net unrealized appreciation (depreciation)	(5,956,245)	(23,381,528)
Net increase (decrease) in net assets resulting from operations	6,490,887	14,571,179
Distributions to shareholders from net investment income	(11,455,701)	(25,752,285)
Distributions to shareholders from net realized gain	(7,095,397)	(5,552,244)
Total distributions	(18,551,098)	(31,304,529)
Share transactions - net increase (decrease)	(2,233,431)	(75,289,044)
Total increase (decrease) in net assets	(14,293,642)	(92,022,394)

Net Assets
Beginning of period	727,359,316	819,381,710
End of period (including distributions in excess of net investment income of $281,236 and undistributed net investment income of $66,943, respectively)	$ 713,065,674	$ 727,359,316

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 10.33	$ 10.14	$ 9.42	$ 9.31	$ 10.02
Income from Investment Operations
Net investment income (loss)E	.169	.360	.410G	.546	.559	.545
Net realized and unrealized gain (loss)	(.065)	(.144)	.205G	.730	.115	(.696)
Total from investment operations	.104	.216	.615	1.276	.674	(.151)
Distributions from net investment income	(.174)	(.356)	(.425)	(.556)	(.564)	(.559)
Distributions from net realized gain	(.100)	(.070)	-	-	-	-
Total distributions	(.274)	(.426)	(.425)	(.556)	(.564)	(.559)
Net asset value, end of period	$ 9.95	$ 10.12	$ 10.33	$ 10.14	$ 9.42	$ 9.31
Total ReturnB,C,D	1.01%	2.11%	6.31%	13.95%	7.53%	(1.53)%
Ratios to Average Net AssetsF
Expenses before expense reductions	.88%A	.83%	.83%	.87%	.85%	.87%
Expenses net of voluntary waivers, if any	.88%A	.83%	.83%	.87%	.85%	.87%
Expenses net of all reductions	.88%A	.83%	.83%	.86%	.85%	.87%
Net investment income (loss)	3.36%A	3.50%	4.11%G	5.61%	6.02%	5.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,174	$ 69,011	$ 68,973	$ 43,205	$ 15,053	$ 15,273
Portfolio turnover rate	114%A	262%	251%	260%	155%	174%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.32	$ 10.13	$ 9.41	$ 9.30	$ 10.02
Income from Investment Operations
Net investment income (loss)E	.165	.350	.398G	.535	.549	.541
Net realized and unrealized gain (loss)	(.056)	(.144)	.206G	.731	.114	(.710)
Total from investment operations	.109	.206	.604	1.266	.663	(.169)
Distributions from net investment income	(.169)	(.346)	(.414)	(.546)	(.553)	(.551)
Distributions from net realized gain	(.100)	(.070)	-	-	-	-
Total distributions	(.269)	(.416)	(.414)	(.546)	(.553)	(.551)
Net asset value, end of period	$ 9.95	$ 10.11	$ 10.32	$ 10.13	$ 9.41	$ 9.30
Total ReturnB,C,D	1.07%	2.01%	6.19%	13.86%	7.41%	(1.71)%
Ratios to Average Net AssetsF
Expenses before expense reductions	.97%A	.93%	.94%	.96%	.95%	.96%
Expenses net of voluntary waivers, if any	.97%A	.93%	.94%	.96%	.95%	.96%
Expenses net of all reductions	.97%A	.93%	.94%G	.96%	.95%	.95%
Net investment income (loss)	3.27%A	3.39%	4.00%	5.52%	5.92%	5.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 276,616	$ 304,517	$ 366,209	$ 293,105	$ 182,049	$ 215,089
Portfolio turnover rate	114%A	262%	251%	260%	155%	174%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.31	$ 10.12	$ 9.41	$ 9.30	$ 10.01
Income from Investment Operations
Net investment income (loss)E	.131	.282	.335G	.474	.490	.479
Net realized and unrealized gain (loss)	(.056)	(.144)	.205G	.720	.114	(.699)
Total from investment operations	.075	.138	.540	1.194	.604	(.220)
Distributions from net investment income	(.135)	(.278)	(.350)	(.484)	(.494)	(.490)
Distributions from net realized gain	(.100)	(.070)	-	-	-	-
Total distributions	(.235)	(.348)	(.350)	(.484)	(.494)	(.490)
Net asset value, end of period	$ 9.94	$ 10.10	$ 10.31	$ 10.12	$ 9.41	$ 9.30
Total ReturnB,C,D	.73%	1.34%	5.52%	13.03%	6.73%	(2.24)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.66%A	1.59%	1.58%	1.60%	1.59%	1.59%
Expenses net of voluntary waivers, if any	1.65%A	1.59%	1.58%	1.60%	1.59%	1.59%
Expenses net of all reductions	1.65%A	1.59%	1.58%	1.60%	1.59%	1.59%
Net investment income (loss)	2.59%A	2.74%	3.36%G	4.88%	5.28%	5.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 145,119	$ 176,855	$ 230,244	$ 158,864	$ 77,424	$ 94,871
Portfolio turnover rate	114%A	262%	251%	260%	155%	174%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.32	$ 10.13	$ 9.41	$ 9.30	$ 10.02
Income from Investment Operations
Net investment income (loss)E	.128	.275	.327G	.468	.482	.468
Net realized and unrealized gain (loss)	(.065)	(.144)	.205G	.729	.115	(.708)
Total from investment operations	.063	.131	.532	1.197	.597	(.240)
Distributions from net investment income	(.133)	(.271)	(.342)	(.477)	(.487)	(.480)
Distributions from net realized gain	(.100)	(.070)	-	-	-	-
Total distributions	(.233)	(.341)	(.342)	(.477)	(.487)	(.480)
Net asset value, end of period	$ 9.94	$ 10.11	$ 10.32	$ 10.13	$ 9.41	$ 9.30
Total ReturnB,C,D	.60%	1.27%	5.44%	13.05%	6.64%	(2.43)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.70%A	1.66%	1.66%	1.67%	1.67%	1.69%
Expenses net of voluntary waivers, if any	1.70%A	1.66%	1.66%	1.67%	1.67%	1.69%
Expenses net of all reductions	1.70%A	1.66%	1.66%	1.67%	1.67%	1.69%
Net investment income (loss)	2.54%A	2.66%	3.29%G	4.81%	5.20%	4.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,633	$ 80,620	$ 103,002	$ 87,214	$ 30,133	$ 35,652
Portfolio turnover rate	114%A	262%	251%	260%	155%	174%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.28	$ 10.09	$ 9.38	$ 9.27	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.176	.370	.422F	.560	.572	.567
Net realized and unrealized gain (loss)	(.063)	(.138)	.207F	.723	.118	(.720)
Total from investment operations	.113	.232	.629	1.283	.690	(.153)
Distributions from net investment income	(.183)	(.372)	(.439)	(.573)	(.580)	(.577)
Distributions from net realized gain	(.100)	(.070)	-	-	-	-
Total distributions	(.283)	(.442)	(.439)	(.573)	(.580)	(.577)
Net asset value, end of period	$ 9.90	$ 10.07	$ 10.28	$ 10.09	$ 9.38	$ 9.27
Total ReturnB,C	1.11%	2.28%	6.49%	14.11%	7.75%	(1.55)%
Ratios to Average Net AssetsE
Expenses before expense reductions	.70%A	.68%	.69%	.69%	.66%	.68%
Expenses net of voluntary waivers, if any	.70%A	.68%	.69%	.69%	.66%	.68%
Expenses net of all reductions	.70%A	.68%	.69%	.69%	.66%	.68%
Net investment income (loss)	3.54%A	3.64%	4.26%F	5.79%	6.20%	5.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 153,524	$ 96,356	$ 50,953	$ 27,782	$ 22,067	$ 22,636
Portfolio turnover rate	114%A	262%	251%	260%	155%	174%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 5,641,701
Unrealized depreciation	(9,511,879)
Net unrealized appreciation (depreciation)	$ (3,870,178)
Cost for federal income tax purposes	$ 739,353,412

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 50,688	$ 245
Class T	0%	.25%	365,319	2,250
Class B	.65%	.25%	725,088	524,835
Class C	.75%	.25%	383,404	50,299
			$ 1,524,499	$ 577,629

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,621
Class T	9,943
Class B*	325,575
Class C*	6,124
$ 362,263

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 76,647.23
Class T	321,468.22
Class B	202,265.25
Class C	74,066.19
Institutional Class	125,837.20
	$ 800,283

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.65%	$ 3,388

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 1,159,195	$ 2,622,269
Class T	4,888,128	11,938,897
Class B	2,155,852	5,949,059
Class C	1,005,579	2,630,246
Institutional Class	2,246,947	2,611,814
Total	$ 11,455,701	$ 25,752,285
From net realized gain
Class A	$ 673,412	$ 465,596
Class T	2,951,583	2,483,022
Class B	1,694,604	1,550,205
Class C	774,841	695,824
Institutional Class	1,000,957	357,597
Total	$ 7,095,397	$ 5,552,244

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	1,023,907	5,954,963	$ 10,389,129	$ 61,424,786
Reinvestment of distributions	159,933	259,349	1,615,772	2,665,148
Shares redeemed	(1,353,937)	(6,073,729)	(13,722,939)	(62,468,909)
Net increase (decrease)	(170,097)	140,583	$ (1,718,038)	$ 1,621,025
Class T
Shares sold	4,456,776	13,752,553	$ 45,201,287	$ 141,665,954
Reinvestment of distributions	733,040	1,299,921	7,400,642	13,348,077
Shares redeemed	(7,485,982)	(20,424,771)	(75,784,043)	(209,811,679)
Net increase (decrease)	(2,296,166)	(5,372,297)	$ (23,182,114)	$ (54,797,648)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class B
Shares sold	501,818	5,724,003	$ 5,092,537	$ 59,070,876
Reinvestment of distributions	300,056	562,238	3,025,373	5,768,256
Shares redeemed	(3,699,349)	(11,112,103)	(37,411,242)	(113,895,988)
Net increase (decrease)	(2,897,475)	(4,825,862)	$ (29,293,332)	$ (49,056,856)
Class C
Shares sold	911,163	3,433,368	$ 9,240,157	$ 35,389,290
Reinvestment of distributions	121,868	228,727	1,229,683	2,347,518
Shares redeemed	(1,802,040)	(5,670,985)	(18,252,304)	(58,122,648)
Net increase (decrease)	(769,009)	(2,008,890)	$ (7,782,464)	$ (20,385,840)
Institutional Class
Shares sold	7,622,620	6,469,585	$ 76,691,967	$ 66,283,395
Reinvestment of distributions	281,473	244,539	2,828,928	2,497,316
Shares redeemed	(1,966,763)	(2,100,471)	(19,778,378)	(21,450,436)
Net increase (decrease)	5,937,330	4,613,653	$ 59,742,517	$ 47,330,275

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AGOV-USAN-0604
1.784882.101

Fidelity® Advisor

Government Investment

Fund - Institutional Class

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
3 - 3.99%	5.0	4.7
4 - 4.99%	4.3	5.6
5 - 5.99%	17.2	10.5
6 - 6.99%	38.1	47.1
7 - 7.99%	12.3	13.0
8 - 8.99%	5.7	5.7
9 - 9.99%	0.2	0.2
10 - 10.99%	1.8	1.9
11 - 11.99%	1.2	1.2
12 - 12.99%	1.8	1.8
13 - 13.99%	6.9	4.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of April 30, 2004
6 months ago
Years	7.3	8.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2004
6 months ago
Years	4.9	5.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
Mortgage Securities 11.1%	Mortgage Securities 9.9%
CMOs and Other Mortgage Related Securities 22.3%	CMOs and Other Mortgage Related Securities 26.8%
U.S. Treasury Obligations 27.9%	U.S. Treasury Obligations 30.8%
U.S. Government Agency Obligations 36.1%	U.S. Government Agency Obligations 32.7%
Short-Term Investments and Net Other Assets 2.6%	Short-Term Investments and Net Other AssetsA (0.2)%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 64.0%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 36.1%
Fannie Mae:
5.125% 1/2/14	$ 15,000,000	$ 14,756,385
5.5% 3/15/11	1,350,000	1,427,648
6% 5/15/08	6,158,000	6,685,815
6.125% 3/15/12	8,050,000	8,766,321
6.25% 2/1/11	4,660,000	5,052,125
6.625% 9/15/09	1,620,000	1,815,307
6.625% 11/15/30	18,000,000	19,998,180
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	710,000	764,419
Federal Home Loan Bank 5.8% 9/2/08	17,275,000	18,657,967
Freddie Mac:
3.625% 9/15/08	18,076,000	17,952,884
4.5% 1/15/14	9,250,000	8,883,876
5% 1/30/14	25,000,000	24,405,150
5.875% 3/21/11	6,960,000	7,392,877
7% 3/15/10	48,000,000	54,722,209
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	367,818	392,455
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1993-C, 5.2% 10/15/04	21,244	21,502
Series 1993-D, 5.23% 5/15/05	52,126	52,897
Series 1994-A, 7.12% 4/15/06	3,760,768	3,962,834
Series 1994-F, 8.187% 12/15/04	94,936	96,988
Series 1995-A, 6.28% 6/15/04	206,471	207,815
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-A, 7.39% 6/26/06	1,875,000	2,002,837
Series 1994-B, 7.5% 1/26/06	65,863	69,508
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	1,130,435	1,237,170
Series 2000-016, 6.07% 12/15/14	4,100,000	4,392,125
6.77% 11/15/13	1,275,000	1,381,781
6.99% 5/21/16	4,327,500	4,871,986
Private Export Funding Corp. secured:
5.34% 3/15/06	4,640,000	4,890,425
5.66% 9/15/11 (a)	2,610,000	2,756,210
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Private Export Funding Corp. secured: - continued
6.67% 9/15/09	$ 880,000	$ 985,514
Small Business Administration guaranteed development participation certificates Series 2002-20K Class 1, 5.08% 11/1/22	5,695,300	5,715,596
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	8,560,000	8,906,346
6.6% 2/15/08	13,100,000	14,065,326
6.8% 2/15/12	5,000,000	5,592,610
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	2,100,000	2,244,299
5.96% 8/1/09	1,800,000	1,896,352
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	180,000	193,106
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		257,216,845
U.S. Treasury Obligations - 27.9%
U.S. Treasury Bonds:
6.125% 8/15/29	22,229,000	24,543,950
6.25% 8/15/23	13,500,000	15,000,822
8% 11/15/21	29,994,000	39,512,416
10% 5/15/10	11,170,000	12,099,378
11.25% 2/15/15	5,506,000	8,586,563
12% 8/15/13	10,000,000	13,405,860
13.25% 5/15/14	35,115,000	50,524,445
U.S. Treasury Notes:
3.125% 4/15/09	13,100,000	12,811,905
4.25% 11/15/13	10,090,000	9,898,451
5% 8/15/11	12,000,000	12,616,872
TOTAL U.S. TREASURY OBLIGATIONS		199,000,662
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $458,014,465)		456,217,507
U.S. Government Agency - Mortgage Securities - 11.1%
	Principal Amount	Value (Note 1)
Fannie Mae - 10.6%
4% 3/1/19 to 4/1/19	$ 6,417,916	$ 6,177,531
4% 5/1/19 (b)	3,488,246	3,353,076
5.5% 5/1/19 (b)	13,000,000	13,341,250
6% 9/1/17	7,278,095	7,595,066
6.5% 2/1/10 to 12/1/33	36,572,759	38,100,079
7% 4/1/26 to 7/1/32	5,941,728	6,286,465
7.5% 3/1/28 to 4/1/29	61,929	66,482
8.5% 9/1/16 to 1/1/17	26,626	29,236
9% 11/1/11 to 5/1/14	504,343	550,292
9.5% 11/1/06 to 5/1/20	333,228	367,989
11.5% 6/15/19	84,447	96,234
12.5% 8/1/15	3,086	3,528
		75,967,228
Freddie Mac - 0.3%
7.5% 3/1/15 to 3/1/16	1,282,083	1,368,353
8.5% 8/1/09 to 2/1/10	23,138	25,031
9% 10/1/08 to 10/1/20	115,412	126,136
9.5% 5/1/21 to 7/1/21	104,047	116,112
11% 7/1/13 to 5/1/14	127,266	142,748
12.5% 2/1/10 to 6/1/19	50,571	57,313
		1,835,693
Government National Mortgage Association - 0.2%
7.5% 9/15/06 to 8/15/29	293,940	310,857
8% 12/15/23	805,830	886,800
9% 9/15/05 to 12/15/09	3,071	3,091
10.5% 11/15/17 to 1/20/18	107,231	120,927
13.5% 7/15/11	12,265	14,242
		1,335,917
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $78,894,370)		79,138,838
Collateralized Mortgage Obligations - 22.3%

U.S. Government Agency - 22.3%
Fannie Mae:
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	4,749,994	5,068,717
Series 1993-160 Class PK, 6.5% 11/25/22	2,010,379	2,045,262
Series 1993-187 Class L, 6.5% 7/25/23	1,700,000	1,802,904
Series 1994-27 Class PJ, 6.5% 6/25/23	2,000,000	2,093,069
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	$ 1,691,384	$ 1,774,434
Fannie Mae guaranteed REMIC pass thru certificates:
Class 2004-29 Class JZ, 4.5% 5/25/19	1,910,000	1,897,466
planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	5,750,755	5,961,759
Series 2001-53 Class OH, 6.5% 6/25/30	138,486	140,135
Series 2001-56 Class KD, 6.5% 7/25/30	5,250,401	5,336,741
Series 2002-55 Class QB, 5.5% 8/25/12	256,260	257,748
Series 2003-73 Class GA, 3.5% 5/25/31	6,181,203	5,949,584
sequential pay Series 2001-46 Class ZG, 6% 9/25/31	7,038,259	6,911,331
Series 2003-122:
Class ZG, 5% 12/25/23	665,801	668,479
Class ZK, 5.5% 12/25/33	206,848	206,757
Series 2003-128 Class NZ, 4% 1/25/19	249,754	249,881
Series 2003-84 Class GZ, 4.5% 9/25/18	211,460	211,324
Series 2004-29:
Class ZE, 4.5% 1/25/32	100,000	98,750
Class ZM, 5.5% 5/25/34	200,000	198,875
Series 2004-38 Class ZC, 6.5% 11/25/33	495,000	495,000
Freddie Mac:
sequential pay:
Series 2343 Class VD, 7% 8/15/16	5,164,000	5,545,975
Series 2355 Class AE, 6% 9/15/31	11,046,290	11,516,257
Series 2361 Class KB, 6.25% 1/15/28	14,238,844	14,762,132
Series 2794 Class ZL, 6% 5/1/34 (b)	250,000	248,594
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 1681 Class PJ, 7% 12/15/23	4,000,000	4,297,887
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1141 Class G, 9% 9/15/21	280,371	280,243
Series 1624 Class KC, 6% 6/15/08	2,288,870	2,296,799
Series 1671 Class G, 6.5% 8/15/23	10,318,746	10,668,336
Series 1727 Class H, 6.5% 8/15/23	2,600,000	2,731,841
Series 2275 Class PM, 6.5% 10/15/29	1,941,783	1,971,479
Series 2322 Class HC, 6.5% 3/15/30	72,369	73,061
Series 2368 Class PQ, 6.5% 8/15/30	1,566,199	1,589,097
Series 2410 Class MK, 6.5% 6/15/29	1,392,109	1,396,256
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2435 Class GD, 6.5% 2/15/30	$ 646,716	$ 653,942
Series 2473 Class JB, 5.5% 2/15/29	560,636	565,236
Series 2483 Class DC, 5.5% 7/15/14	2,420,000	2,486,724
sequential pay:
Series 2129 Class VM, 6% 1/15/06	1,723,789	1,740,888
Series 2285 Class VB, 6.5% 10/15/16	4,000,000	4,082,558
Series 2303 Class VT, 6% 2/15/12	387,759	388,676
Series 2448 Class VH, 6.5% 5/15/18	4,835,000	5,089,227
Series 2750 Class ZT, 5% 2/15/34	867,182	711,074
Series 2568 Class SA, 10.56% 9/15/28 (c)	730,756	744,008
Series 2691 Class ZE, 5.5% 5/15/33	96,760	96,688
Series 2707 Class ZA, 4.5% 11/15/18	243,816	242,902
Series 2749 Class MZ, 5% 2/15/24	308,585	307,838
Series 2750 Class CZ, 5% 11/15/32	697,791	698,250
Series 2764:
Class ZA, 5% 10/15/32	123,649	122,992
Class ZB, 5% 3/15/33	208,134	206,899
Class ZC, 4.5% 3/15/19	131,557	130,776
Series 2769 Class ZA, 5% 9/15/32	194,039	193,023
Series 2780:
Class AZ, 5.5% 3/15/33	250,000	248,047
Class KZ, 5% 4/15/32	450,000	448,594
Class ZJ, 4.5% 4/15/19	200,000	199,156
target amortization class Series 2156 Class TC, 6.25% 5/15/29	7,793,412	8,208,356
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class:
Series 1998-1 Class PE, 6.35% 1/20/28	5,000,000	5,217,827
Series 2001-53 Class TA, 6% 12/20/30	621,637	633,709
Series 2002-19 Class PE, 6% 10/20/30	25,000,000	25,819,135
sequential pay Series 2000-12 Class B, 7.5% 12/16/28	964,632	973,191
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $160,312,222)		158,955,889
Cash Equivalents - 5.7%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.05%, dated 4/30/04 due 5/3/04) (Cost $41,171,000)	$ 41,174,602	$ 41,171,000
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $738,392,057)		735,483,234
NET OTHER ASSETS - (3.1)%		(22,417,560)
NET ASSETS - 100%		$ 713,065,674
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,756,210 or 0.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $396,793,233 and $421,721,211, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,851,100 and repurchase agreements of $41,171,000)(cost $738,392,057) - See accompanying schedule		$ 735,483,234
Cash		546
Receivable for investments sold		2,210
Receivable for fund shares sold		1,122,704
Interest receivable		9,229,344
Prepaid expenses		2,856
Receivable from investment adviser for expense reductions		3,388
Total assets		745,844,282

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 17,086,814
Payable for fund shares redeemed	1,661,380
Distributions payable	245,216
Accrued management fee	254,713
Distribution fees payable	238,716
Other affiliated payables	157,484
Other payables and accrued expenses	26,163
Collateral on securities loaned, at value	13,108,122
Total liabilities		32,778,608

Net Assets		$ 713,065,674
Net Assets consist of:
Paid in capital		$ 716,703,489
Distributions in excess of net investment income		(281,236)
Accumulated undistributed net realized gain (loss) on investments		(447,756)
Net unrealized appreciation (depreciation) on investments		(2,908,823)
Net Assets		$ 713,065,674

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($66,173,835 ÷ 6,648,757 shares)	$ 9.95

Maximum offering price per share (100/95.25 of $9.95)	$ 10.45
Class T: Net Asset Value and redemption price per share ($276,615,759 ÷ 27,809,527 shares)	$ 9.95

Maximum offering price per share (100/96.50 of $9.95)	$ 10.31
Class B: Net Asset Value and offering price per share ($145,118,727 ÷ 14,604,919 shares) A	$ 9.94

Class C: Net Asset Value and offering price per share ($71,633,110 ÷ 7,203,482 shares) A	$ 9.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($153,524,243 ÷ 15,506,884 shares)	$ 9.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Interest		$ 15,217,410
Security lending		2,332
Total income		15,219,742

Expenses
Management fee	$ 1,538,760
Transfer agent fees	800,283
Distribution fees	1,524,499
Accounting and security lending fees	135,066
Non-interested trustees' compensation	2,285
Custodian fees and expenses	13,770
Registration fees	61,332
Audit	26,093
Legal	5,679
Miscellaneous	7,841
Total expenses before reductions	4,115,608
Expense reductions	(3,388)	4,112,220
Net investment income (loss)		11,107,522
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		1,339,610
Change in net unrealized appreciation (depreciation) on investment securities		(5,956,245)
Net gain (loss)		(4,616,635)
Net increase (decrease) in net assets resulting from operations		$ 6,490,887

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,107,522	$ 25,968,980
Net realized gain (loss)	1,339,610	11,983,727
Change in net unrealized appreciation (depreciation)	(5,956,245)	(23,381,528)
Net increase (decrease) in net assets resulting from operations	6,490,887	14,571,179
Distributions to shareholders from net investment income	(11,455,701)	(25,752,285)
Distributions to shareholders from net realized gain	(7,095,397)	(5,552,244)
Total distributions	(18,551,098)	(31,304,529)
Share transactions - net increase (decrease)	(2,233,431)	(75,289,044)
Total increase (decrease) in net assets	(14,293,642)	(92,022,394)

Net Assets
Beginning of period	727,359,316	819,381,710
End of period (including distributions in excess of net investment income of $281,236 and undistributed net investment income of $66,943, respectively)	$ 713,065,674	$ 727,359,316

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.12	$ 10.33	$ 10.14	$ 9.42	$ 9.31	$ 10.02
Income from Investment Operations
Net investment income (loss)E	.169	.360	.410G	.546	.559	.545
Net realized and unrealized gain (loss)	(.065)	(.144)	.205G	.730	.115	(.696)
Total from investment operations	.104	.216	.615	1.276	.674	(.151)
Distributions from net investment income	(.174)	(.356)	(.425)	(.556)	(.564)	(.559)
Distributions from net realized gain	(.100)	(.070)	-	-	-	-
Total distributions	(.274)	(.426)	(.425)	(.556)	(.564)	(.559)
Net asset value, end of period	$ 9.95	$ 10.12	$ 10.33	$ 10.14	$ 9.42	$ 9.31
Total ReturnB,C,D	1.01%	2.11%	6.31%	13.95%	7.53%	(1.53)%
Ratios to Average Net AssetsF
Expenses before expense reductions	.88%A	.83%	.83%	.87%	.85%	.87%
Expenses net of voluntary waivers, if any	.88%A	.83%	.83%	.87%	.85%	.87%
Expenses net of all reductions	.88%A	.83%	.83%	.86%	.85%	.87%
Net investment income (loss)	3.36%A	3.50%	4.11%G	5.61%	6.02%	5.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,174	$ 69,011	$ 68,973	$ 43,205	$ 15,053	$ 15,273
Portfolio turnover rate	114%A	262%	251%	260%	155%	174%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.32	$ 10.13	$ 9.41	$ 9.30	$ 10.02
Income from Investment Operations
Net investment income (loss)E	.165	.350	.398G	.535	.549	.541
Net realized and unrealized gain (loss)	(.056)	(.144)	.206G	.731	.114	(.710)
Total from investment operations	.109	.206	.604	1.266	.663	(.169)
Distributions from net investment income	(.169)	(.346)	(.414)	(.546)	(.553)	(.551)
Distributions from net realized gain	(.100)	(.070)	-	-	-	-
Total distributions	(.269)	(.416)	(.414)	(.546)	(.553)	(.551)
Net asset value, end of period	$ 9.95	$ 10.11	$ 10.32	$ 10.13	$ 9.41	$ 9.30
Total ReturnB,C,D	1.07%	2.01%	6.19%	13.86%	7.41%	(1.71)%
Ratios to Average Net AssetsF
Expenses before expense reductions	.97%A	.93%	.94%	.96%	.95%	.96%
Expenses net of voluntary waivers, if any	.97%A	.93%	.94%	.96%	.95%	.96%
Expenses net of all reductions	.97%A	.93%	.94%G	.96%	.95%	.95%
Net investment income (loss)	3.27%A	3.39%	4.00%	5.52%	5.92%	5.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 276,616	$ 304,517	$ 366,209	$ 293,105	$ 182,049	$ 215,089
Portfolio turnover rate	114%A	262%	251%	260%	155%	174%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.31	$ 10.12	$ 9.41	$ 9.30	$ 10.01
Income from Investment Operations
Net investment income (loss)E	.131	.282	.335G	.474	.490	.479
Net realized and unrealized gain (loss)	(.056)	(.144)	.205G	.720	.114	(.699)
Total from investment operations	.075	.138	.540	1.194	.604	(.220)
Distributions from net investment income	(.135)	(.278)	(.350)	(.484)	(.494)	(.490)
Distributions from net realized gain	(.100)	(.070)	-	-	-	-
Total distributions	(.235)	(.348)	(.350)	(.484)	(.494)	(.490)
Net asset value, end of period	$ 9.94	$ 10.10	$ 10.31	$ 10.12	$ 9.41	$ 9.30
Total ReturnB,C,D	.73%	1.34%	5.52%	13.03%	6.73%	(2.24)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.66%A	1.59%	1.58%	1.60%	1.59%	1.59%
Expenses net of voluntary waivers, if any	1.65%A	1.59%	1.58%	1.60%	1.59%	1.59%
Expenses net of all reductions	1.65%A	1.59%	1.58%	1.60%	1.59%	1.59%
Net investment income (loss)	2.59%A	2.74%	3.36%G	4.88%	5.28%	5.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 145,119	$ 176,855	$ 230,244	$ 158,864	$ 77,424	$ 94,871
Portfolio turnover rate	114%A	262%	251%	260%	155%	174%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.11	$ 10.32	$ 10.13	$ 9.41	$ 9.30	$ 10.02
Income from Investment Operations
Net investment income (loss)E	.128	.275	.327G	.468	.482	.468
Net realized and unrealized gain (loss)	(.065)	(.144)	.205G	.729	.115	(.708)
Total from investment operations	.063	.131	.532	1.197	.597	(.240)
Distributions from net investment income	(.133)	(.271)	(.342)	(.477)	(.487)	(.480)
Distributions from net realized gain	(.100)	(.070)	-	-	-	-
Total distributions	(.233)	(.341)	(.342)	(.477)	(.487)	(.480)
Net asset value, end of period	$ 9.94	$ 10.11	$ 10.32	$ 10.13	$ 9.41	$ 9.30
Total ReturnB,C,D	.60%	1.27%	5.44%	13.05%	6.64%	(2.43)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.70%A	1.66%	1.66%	1.67%	1.67%	1.69%
Expenses net of voluntary waivers, if any	1.70%A	1.66%	1.66%	1.67%	1.67%	1.69%
Expenses net of all reductions	1.70%A	1.66%	1.66%	1.67%	1.67%	1.69%
Net investment income (loss)	2.54%A	2.66%	3.29%G	4.81%	5.20%	4.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,633	$ 80,620	$ 103,002	$ 87,214	$ 30,133	$ 35,652
Portfolio turnover rate	114%A	262%	251%	260%	155%	174%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.28	$ 10.09	$ 9.38	$ 9.27	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.176	.370	.422F	.560	.572	.567
Net realized and unrealized gain (loss)	(.063)	(.138)	.207F	.723	.118	(.720)
Total from investment operations	.113	.232	.629	1.283	.690	(.153)
Distributions from net investment income	(.183)	(.372)	(.439)	(.573)	(.580)	(.577)
Distributions from net realized gain	(.100)	(.070)	-	-	-	-
Total distributions	(.283)	(.442)	(.439)	(.573)	(.580)	(.577)
Net asset value, end of period	$ 9.90	$ 10.07	$ 10.28	$ 10.09	$ 9.38	$ 9.27
Total ReturnB,C	1.11%	2.28%	6.49%	14.11%	7.75%	(1.55)%
Ratios to Average Net AssetsE
Expenses before expense reductions	.70%A	.68%	.69%	.69%	.66%	.68%
Expenses net of voluntary waivers, if any	.70%A	.68%	.69%	.69%	.66%	.68%
Expenses net of all reductions	.70%A	.68%	.69%	.69%	.66%	.68%
Net investment income (loss)	3.54%A	3.64%	4.26%F	5.79%	6.20%	5.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 153,524	$ 96,356	$ 50,953	$ 27,782	$ 22,067	$ 22,636
Portfolio turnover rate	114%A	262%	251%	260%	155%	174%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Government Investment Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 5,641,701
Unrealized depreciation	(9,511,879)
Net unrealized appreciation (depreciation)	$ (3,870,178)
Cost for federal income tax purposes	$ 739,353,412

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 50,688	$ 245
Class T	0%	.25%	365,319	2,250
Class B	.65%	.25%	725,088	524,835
Class C	.75%	.25%	383,404	50,299
			$ 1,524,499	$ 577,629

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,621
Class T	9,943
Class B*	325,575
Class C*	6,124
$ 362,263

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 76,647.23
Class T	321,468.22
Class B	202,265.25
Class C	74,066.19
Institutional Class	125,837.20
	$ 800,283

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.65%	$ 3,388

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 1,159,195	$ 2,622,269
Class T	4,888,128	11,938,897
Class B	2,155,852	5,949,059
Class C	1,005,579	2,630,246
Institutional Class	2,246,947	2,611,814
Total	$ 11,455,701	$ 25,752,285
From net realized gain
Class A	$ 673,412	$ 465,596
Class T	2,951,583	2,483,022
Class B	1,694,604	1,550,205
Class C	774,841	695,824
Institutional Class	1,000,957	357,597
Total	$ 7,095,397	$ 5,552,244

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	1,023,907	5,954,963	$ 10,389,129	$ 61,424,786
Reinvestment of distributions	159,933	259,349	1,615,772	2,665,148
Shares redeemed	(1,353,937)	(6,073,729)	(13,722,939)	(62,468,909)
Net increase (decrease)	(170,097)	140,583	$ (1,718,038)	$ 1,621,025
Class T
Shares sold	4,456,776	13,752,553	$ 45,201,287	$ 141,665,954
Reinvestment of distributions	733,040	1,299,921	7,400,642	13,348,077
Shares redeemed	(7,485,982)	(20,424,771)	(75,784,043)	(209,811,679)
Net increase (decrease)	(2,296,166)	(5,372,297)	$ (23,182,114)	$ (54,797,648)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class B
Shares sold	501,818	5,724,003	$ 5,092,537	$ 59,070,876
Reinvestment of distributions	300,056	562,238	3,025,373	5,768,256
Shares redeemed	(3,699,349)	(11,112,103)	(37,411,242)	(113,895,988)
Net increase (decrease)	(2,897,475)	(4,825,862)	$ (29,293,332)	$ (49,056,856)
Class C
Shares sold	911,163	3,433,368	$ 9,240,157	$ 35,389,290
Reinvestment of distributions	121,868	228,727	1,229,683	2,347,518
Shares redeemed	(1,802,040)	(5,670,985)	(18,252,304)	(58,122,648)
Net increase (decrease)	(769,009)	(2,008,890)	$ (7,782,464)	$ (20,385,840)
Institutional Class
Shares sold	7,622,620	6,469,585	$ 76,691,967	$ 66,283,395
Reinvestment of distributions	281,473	244,539	2,828,928	2,497,316
Shares redeemed	(1,966,763)	(2,100,471)	(19,778,378)	(21,450,436)
Net increase (decrease)	5,937,330	4,613,653	$ 59,742,517	$ 47,330,275

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
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Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
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Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
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Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
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Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
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Fidelity Advisor Value Leaders Fund
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Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AGOVI-USAN-0604
1.784883.101

Fidelity® Advisor

Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Summary

Top Ten Stocks as of April 30, 2004
% of fund's net assets
Fluor Corp.	1.3
Flextronics International Ltd.	1.2
Ceridian Corp.	1.2
Baxter International, Inc.	1.2
Celestica, Inc. (sub. vtg.)	1.0
St. Paul Companies, Inc.	1.0
Alcan, Inc.	1.0
Precision Castparts Corp.	1.0
Kennametal, Inc.	1.0
Cooper Cameron Corp.	0.9
10.8
Top Five Market Sectors as of April 30, 2004
% of fund's net assets
Information Technology	15.1
Consumer Discretionary	13.6
Industrials	13.4
Financials	12.9
Energy	11.1
Asset Allocation (% of fund's net assets)
As of April 30, 2004*
Stocks 91.9%
Bonds 1.0%
Convertible Securities 1.1%
Short-Term Investments and Net Other Assets 6.0%
* Foreign investments	9.1%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.1%
TRW Automotive Holdings Corp.	180	$ 3,776
Automobiles - 0.3%
Monaco Coach Corp.	550	14,339
Hotels, Restaurants & Leisure - 2.8%
Brinker International, Inc. (a)	160	6,154
Caesars Entertainment, Inc. (a)	480	6,360
Carnival Corp. unit	120	5,120
Harrah's Entertainment, Inc.	250	13,295
Hilton Hotels Corp.	880	15,391
Mandalay Resort Group	380	21,831
Outback Steakhouse, Inc.	480	21,086
Royal Caribbean Cruises Ltd.	490	19,860
Starwood Hotels & Resorts Worldwide, Inc. unit	110	4,377
Wendy's International, Inc.	120	4,680
Yum! Brands, Inc. (a)	530	20,559
		138,713
Household Durables - 1.9%
American Greetings Corp. Class A (a)	380	7,790
Furniture Brands International, Inc.	690	19,417
Jarden Corp. (a)	250	9,300
Leggett & Platt, Inc.	760	17,176
Newell Rubbermaid, Inc.	1,100	26,004
Whirlpool Corp.	250	16,378
		96,065
Leisure Equipment & Products - 0.7%
Brunswick Corp.	780	32,066
K2, Inc. (a)	230	3,372
RC2 Corp. (a)	50	1,356
		36,794
Media - 2.4%
Catalina Marketing Corp. (a)	340	5,637
Clear Channel Communications, Inc.	470	19,500
Cumulus Media, Inc. Class A (a)	420	8,828
E.W. Scripps Co. Class A	100	10,555
Emmis Communications Corp. Class A (a)	810	18,954
NTL, Inc. (a)	40	2,271
Reader's Digest Association, Inc. (non-vtg.)	1,290	18,486
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc. (a)	1,250	$ 21,025
Viacom, Inc. Class B (non-vtg.)	360	13,914
		119,170
Multiline Retail - 1.2%
Big Lots, Inc. (a)	2,040	28,886
Nordstrom, Inc.	860	30,642
		59,528
Specialty Retail - 2.9%
American Eagle Outfitters, Inc. (a)	750	19,268
AutoNation, Inc. (a)	690	11,744
Circuit City Stores, Inc.	300	3,504
Foot Locker, Inc.	260	6,240
Limited Brands, Inc.	1,040	21,466
Office Depot, Inc. (a)	560	9,806
Pier 1 Imports, Inc.	470	9,710
Select Comfort Corp. (a)	80	1,939
Sherwin-Williams Co.	410	15,601
Stage Stores, Inc. (a)	260	10,208
Toys 'R' Us, Inc. (a)	2,310	35,690
		145,176
Textiles Apparel & Luxury Goods - 1.3%
Liz Claiborne, Inc.	1,040	36,504
Polo Ralph Lauren Corp. Class A	410	14,186
Timberland Co. Class A (a)	170	10,662
Warnaco Group, Inc. (a)	240	4,591
		65,943
TOTAL CONSUMER DISCRETIONARY		679,504
CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 0.5%
Safeway, Inc. (a)	1,020	23,409
Food Products - 0.5%
Dean Foods Co. (a)	240	8,059
Hormel Foods Corp.	540	16,465
Interstate Bakeries Corp.	150	1,695
		26,219
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Household Products - 0.3%
Kimberly-Clark Corp.	220	$ 14,399
TOTAL CONSUMER STAPLES		64,027
ENERGY - 11.1%
Energy Equipment & Services - 8.3%
Baker Hughes, Inc.	1,250	45,850
BJ Services Co. (a)	970	43,165
Cooper Cameron Corp. (a)	980	47,383
ENSCO International, Inc.	330	9,032
FMC Technologies, Inc. (a)	460	12,535
GlobalSantaFe Corp.	200	5,274
Grant Prideco, Inc. (a)	1,020	15,555
Helmerich & Payne, Inc.	920	24,831
Maverick Tube Corp. (a)	270	6,110
Nabors Industries Ltd. (a)	490	21,736
National-Oilwell, Inc. (a)	1,150	32,108
Noble Corp. (a)	840	31,214
Pride International, Inc. (a)	500	8,435
Smith International, Inc. (a)	800	43,800
Transocean, Inc. (a)	650	18,051
Varco International, Inc. (a)	1,050	21,725
Weatherford International Ltd. (a)	660	28,697
		415,501
Oil & Gas - 2.8%
Apache Corp.	490	20,516
Burlington Resources, Inc.	340	22,872
Cimarex Energy Co. (a)	30	828
ConocoPhillips	300	21,390
EnCana Corp.	520	20,397
Occidental Petroleum Corp.	470	22,184
Premcor, Inc. (a)	510	17,559
Valero Energy Corp.	240	15,302
		141,048
TOTAL ENERGY		556,549
FINANCIALS - 12.9%
Capital Markets - 0.7%
Bank of New York Co., Inc.	60	1,748
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	810	$ 8,335
Janus Capital Group, Inc.	650	9,880
Lehman Brothers Holdings, Inc.	200	14,680
		34,643
Commercial Banks - 2.4%
Bank of America Corp.	244	19,640
Bank One Corp.	390	19,254
Banknorth Group, Inc.	530	16,234
City National Corp.	60	3,699
Hibernia Corp. Class A	220	4,794
North Fork Bancorp, Inc., New York	100	3,712
UnionBanCal Corp.	310	16,563
Wachovia Corp.	660	30,195
Zions Bancorp	100	5,652
		119,743
Consumer Finance - 0.1%
Rewards Network, Inc. (a)	380	3,728
Diversified Financial Services - 0.2%
Citigroup, Inc.	200	9,618
Insurance - 5.6%
ACE Ltd.	570	24,989
AFLAC, Inc.	400	16,892
Allstate Corp.	390	17,901
AMBAC Financial Group, Inc.	310	21,390
Conseco, Inc. (a)	290	5,742
Everest Re Group Ltd.	290	24,702
Marsh & McLennan Companies, Inc.	480	21,648
MBIA, Inc.	360	21,200
MetLife, Inc.	650	22,425
PartnerRe Ltd.	250	14,325
Reinsurance Group of America, Inc.	370	14,363
Scottish Re Group Ltd.	170	3,720
St. Paul Companies, Inc.	1,230	50,024
The Chubb Corp.	300	20,700
		280,021
Real Estate - 2.7%
Alexandria Real Estate Equities, Inc.	270	15,341
Apartment Investment & Management Co. Class A	350	9,860
Boston Properties, Inc.	250	11,750
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
CenterPoint Properties Trust (SBI)	210	$ 15,141
Duke Realty Corp.	640	18,662
Pan Pacific Retail Properties, Inc.	100	4,393
Public Storage, Inc.	290	12,119
Reckson Associates Realty Corp.	630	14,975
Simon Property Group, Inc.	320	15,427
Vornado Realty Trust	380	19,171
		136,839
Thrifts & Mortgage Finance - 1.2%
Countrywide Financial Corp.	570	33,801
Fannie Mae	220	15,118
Freddie Mac	170	9,928
Sovereign Bancorp, Inc.	90	1,798
		60,645
TOTAL FINANCIALS		645,237
HEALTH CARE - 8.3%
Biotechnology - 0.3%
CSL Ltd.	517	8,240
Millennium Pharmaceuticals, Inc. (a)	490	7,345
		15,585
Health Care Equipment & Supplies - 3.2%
Apogent Technologies, Inc. (a)	240	7,781
Bausch & Lomb, Inc.	180	11,309
Baxter International, Inc.	1,830	57,920
Becton, Dickinson & Co.	430	21,737
Dade Behring Holdings, Inc. (a)	730	33,580
Fisher Scientific International, Inc. (a)	470	27,519
		159,846
Health Care Providers & Services - 3.9%
AmerisourceBergen Corp.	40	2,316
Covance, Inc. (a)	370	12,484
HCA, Inc.	950	38,599
Inveresk Research Group, Inc. (a)	290	8,219
Laboratory Corp. of America Holdings (a)	390	15,499
PacifiCare Health Systems, Inc. (a)	170	6,079
Pediatrix Medical Group, Inc. (a)	290	20,735
Quest Diagnostics, Inc.	240	20,244
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Triad Hospitals, Inc. (a)	730	$ 24,827
Universal Health Services, Inc. Class B	810	35,559
WebMD Corp. (a)	1,400	12,306
		196,867
Pharmaceuticals - 0.9%
Forest Laboratories, Inc. (a)	240	15,475
Schering-Plough Corp.	1,670	27,939
Wyeth	80	3,046
		46,460
TOTAL HEALTH CARE		418,758
INDUSTRIALS - 13.4%
Aerospace & Defense - 2.8%
EADS NV	880	22,246
GenCorp, Inc.	850	9,019
Goodrich Corp.	680	19,577
Honeywell International, Inc.	580	20,056
Lockheed Martin Corp.	230	10,971
Precision Castparts Corp.	1,070	48,161
United Defense Industries, Inc. (a)	300	10,395
		140,425
Air Freight & Logistics - 0.4%
CNF, Inc.	590	21,570
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	210	6,997
Building Products - 0.7%
Masco Corp.	1,320	36,973
Commercial Services & Supplies - 1.1%
Central Parking Corp.	60	1,145
CoStar Group, Inc. (a)	60	2,366
Herman Miller, Inc.	140	3,679
IKON Office Solutions, Inc.	480	5,342
John H. Harland Co.	120	3,697
Manpower, Inc.	420	19,698
Steelcase, Inc. Class A	1,060	13,027
Tetra Tech, Inc. (a)	70	1,163
Waste Connections, Inc. (a)	60	2,416
		52,533
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - 1.7%
Dycom Industries, Inc. (a)	550	$ 12,969
Fluor Corp.	1,730	66,008
Granite Construction, Inc.	230	4,566
		83,543
Electrical Equipment - 0.1%
A.O. Smith Corp.	50	1,495
AMETEK, Inc.	80	2,120
		3,615
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc.	140	8,295
Textron, Inc.	480	26,486
Tyco International Ltd.	740	20,313
		55,094
Machinery - 4.3%
AGCO Corp. (a)	580	11,165
Albany International Corp. Class A	1,010	30,805
Crane Co.	410	12,632
Eaton Corp.	220	13,064
Harsco Corp.	590	25,683
ITT Industries, Inc.	130	10,308
Kennametal, Inc.	1,110	47,908
SPX Corp.	520	23,062
Terex Corp. (a)	490	16,097
Wabash National Corp. (a)	620	15,754
Watts Water Technologies, Inc. Class A	430	10,531
		217,009
Road & Rail - 0.8%
Canadian National Railway Co.	455	17,151
CSX Corp.	640	19,686
Dollar Thrifty Automotive Group, Inc. (a)	160	4,216
		41,053
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	220	11,528
TOTAL INDUSTRIALS		670,340
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 1.3%
Alcatel SA sponsored ADR (a)	1,360	19,938
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Andrew Corp. (a)	530	$ 8,984
Motorola, Inc.	2,000	36,500
		65,422
Computers & Peripherals - 3.7%
Dell, Inc. (a)	50	1,736
Intergraph Corp. (a)	140	3,529
Komag, Inc. (a)	110	1,398
Maxtor Corp. (a)	5,120	33,331
NCR Corp. (a)	1,030	46,031
Seagate Technology	1,910	23,894
Storage Technology Corp. (a)	1,120	29,422
UNOVA, Inc. (a)	630	11,025
Western Digital Corp. (a)	4,420	35,714
		186,080
Electronic Equipment & Instruments - 5.6%
Arrow Electronics, Inc. (a)	1,300	32,864
Avnet, Inc. (a)	1,800	38,952
Celestica, Inc. (sub. vtg.) (a)	2,940	51,810
Flextronics International Ltd. (a)	3,890	62,629
Ingram Micro, Inc. Class A (a)	700	8,365
Merix Corp. (a)	620	9,641
Mettler-Toledo International, Inc. (a)	620	27,788
Solectron Corp. (a)	1,180	5,782
Symbol Technologies, Inc.	1,870	22,440
Thermo Electron Corp. (a)	740	21,608
		281,879
Internet Software & Services - 0.0%
iPass, Inc.	200	2,120
IT Services - 2.3%
Affiliated Computer Services, Inc. Class A (a)	80	3,880
BearingPoint, Inc. (a)	1,060	10,621
Ceridian Corp. (a)	2,880	61,574
Computer Sciences Corp. (a)	230	9,409
DST Systems, Inc. (a)	470	20,751
ManTech International Corp. Class A (a)	241	6,049
		112,284
Office Electronics - 0.9%
Xerox Corp. (a)	3,360	45,125
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.4%
Agere Systems, Inc.:
Class A (a)	1,710	$ 3,865
Class B (a)	1,900	4,123
AMIS Holdings, Inc.	120	1,731
Fairchild Semiconductor International, Inc. (a)	590	11,487
		21,206
Software - 0.9%
Cadence Design Systems, Inc. (a)	910	11,666
Network Associates, Inc. (a)	1,520	23,834
Synopsys, Inc. (a)	250	6,683
		42,183
TOTAL INFORMATION TECHNOLOGY		756,299
MATERIALS - 9.2%
Chemicals - 2.7%
Albemarle Corp.	300	8,775
BOC Group PLC	130	2,095
Crompton Corp.	680	4,230
Dow Chemical Co.	280	11,113
Ferro Corp.	800	20,712
Georgia Gulf Corp.	250	7,965
Great Lakes Chemical Corp.	510	12,811
Lyondell Chemical Co.	1,200	19,620
NOVA Chemicals Corp.	460	11,739
Olin Corp.	290	5,008
OMNOVA Solutions, Inc. (a)	1,440	6,840
PolyOne Corp. (a)	2,230	15,253
Sensient Technologies Corp.	490	10,025
W.R. Grace & Co. (a)	390	1,115
		137,301
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	240	10,380
Containers & Packaging - 1.2%
Anchor Glass Container Corp.	210	3,320
Aptargroup, Inc.	200	7,860
Owens-Illinois, Inc. (a)	2,320	32,387
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Containers & Packaging - continued
Packaging Corp. of America	440	$ 9,671
Smurfit-Stone Container Corp. (a)	270	4,641
		57,879
Metals & Mining - 4.2%
Agnico-Eagle Mines Ltd.	910	11,054
Alcan, Inc.	1,210	48,628
Alcoa, Inc.	1,450	44,588
Arch Coal, Inc.	640	19,590
IPSCO, Inc.	480	8,714
Newmont Mining Corp.	450	16,830
Nucor Corp.	540	32,076
Phelps Dodge Corp. (a)	260	17,116
Steel Dynamics, Inc. (a)	450	10,832
		209,428
Paper & Forest Products - 0.9%
Aracruz Celulose SA sponsored ADR	200	6,228
Bowater, Inc.	250	10,488
International Paper Co.	300	12,096
MeadWestvaco Corp.	590	15,429
		44,241
TOTAL MATERIALS		459,229
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.2%
BellSouth Corp.	760	19,616
CenturyTel, Inc.	400	11,552
Citizens Communications Co. (a)	2,000	26,080
SBC Communications, Inc.	780	19,422
TELUS Corp. (non-vtg.)	430	6,772
Verizon Communications, Inc.	680	25,663
		109,105
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	1,740	21,663
SpectraSite, Inc. (a)	520	19,432
		41,095
TOTAL TELECOMMUNICATION SERVICES		150,200
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - 4.0%
Electric Utilities - 3.2%
Edison International	1,370	$ 32,058
Entergy Corp.	500	27,300
PG&E Corp. (a)	1,060	29,171
PPL Corp.	670	28,710
TXU Corp.	1,230	41,992
		159,231
Multi-Utilities & Unregulated Power - 0.8%
AES Corp. (a)	1,540	13,352
Public Service Enterprise Group, Inc.	160	6,864
SCANA Corp.	350	12,040
Sierra Pacific Resources (a)	1,120	7,930
		40,186
TOTAL UTILITIES		199,417
TOTAL COMMON STOCKS (Cost $4,550,986)		4,599,560
Convertible Preferred Stocks - 1.1%

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	100	2,290
FINANCIALS - 0.0%
Insurance - 0.0%
Hartford Financial Services Group, Inc. 6.00%	40	2,365
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc. 7.00%	260	13,991
MATERIALS - 0.3%
Containers & Packaging - 0.3%
Owens-Illinois, Inc. 4.75%	390	13,319
UTILITIES - 0.5%
Electric Utilities - 0.3%
Dominion Resources, Inc. 8.75%	270	14,975
Convertible Preferred Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Gas Utilities - 0.2%
KeySpan Corp. 8.75% MEDS	200	$ 10,344
TOTAL UTILITIES		25,319
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $56,964)		57,284
Nonconvertible Bonds - 1.0%
	Principal Amount
HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
Tenet Healthcare Corp.:
5.375% 11/15/06	$ 25,000	23,500
6.375% 12/1/11	30,000	25,950
		49,450
TOTAL NONCONVERTIBLE BONDS (Cost $49,809)		49,450
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 1.06% (b) (Cost $201,568)	201,568	201,568
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $4,859,327)		4,907,862
NET OTHER ASSETS - 2.0%		98,725
NET ASSETS - 100%		$ 5,006,587
Security Type Abbreviations
MEDS	-	Mandatorily Exchangeable Debt Securities
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $5,071,740 and $428,614, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $53 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $4,859,327) - See accompanying schedule		$ 4,907,862
Cash		15,793
Foreign currency held at value (cost $18)		18
Receivable for investments sold		9,817
Receivable for fund shares sold		137,848
Dividends receivable		3,076
Interest receivable		1,628
Prepaid expenses		48,553
Receivable from investment adviser for expense reductions		19,976
Other receivables		335
Total assets		5,144,906

Liabilities
Payable for investments purchased	$ 29,398
Payable for fund shares redeemed	7,570
Accrued management fee	2,260
Distribution fees payable	2,340
Other affiliated payables	3,588
Other payables and accrued expenses	93,163
Total liabilities		138,319

Net Assets		$ 5,006,587
Net Assets consist of:
Paid in capital		$ 4,951,055
Accumulated net investment loss		(8,479)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		15,474
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		48,537
Net Assets		$ 5,006,587

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($924,679 ÷ 89,612 shares)	$ 10.32

Maximum offering price per share (100/94.25 of $10.32)	$ 10.95
Class T: Net Asset Value and redemption price per share ($1,226,078 ÷ 118,905 shares)	$ 10.31

Maximum offering price per share (100/96.50 of $10.31)	$ 10.68
Class B: Net Asset Value and offering price per share ($1,186,267 ÷ 115,246 shares) A	$ 10.29

Class C: Net Asset Value and offering price per share ($948,875 ÷ 92,201 shares) A	$ 10.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($720,688 ÷ 69,774 shares)	$ 10.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

December 23, 2003 (commencement of operations) to April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 14,435
Interest		1,872
Total income		16,307

Expenses
Management fee	$ 7,857
Transfer agent fees	3,387
Distribution fees	7,889
Accounting fees and expenses	12,364
Non-interested trustees' compensation	5
Custodian fees and expenses	11,314
Registration fees	33,673
Audit	14,584
Miscellaneous	15
Total expenses before reductions	91,088
Expense reductions	(66,302)	24,786
Net investment income (loss)		(8,479)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	15,550
Foreign currency transactions	(76)
Total net realized gain (loss)		15,474
Change in net unrealized appreciation (depreciation) on: Investment securities	48,535
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		48,537
Net gain (loss)		64,011
Net increase (decrease) in net assets resulting from operations		$ 55,532

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

December 23, 2003 (commencement of operations) to April 30, 2004 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (8,479)
Net realized gain (loss)	15,474
Change in net unrealized appreciation (depreciation)	48,537
Net increase (decrease) in net assets resulting from operations	55,532
Share transactions - net increase (decrease)	4,951,055
Total increase (decrease) in net assets	5,006,587

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $8,479)	$ 5,006,587

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

April 30, 2004 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	.33
Total from investment operations	.32
Net asset value, end of period	$ 10.32
Total Return B, C, D	3.20%
Ratios to Average Net Assets G
Expenses before expense reductions	6.27% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.47% A
Net investment income (loss)	(.29)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 925
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to April 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

April 30, 2004 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	.33
Total from investment operations	.31
Net asset value, end of period	$ 10.31
Total Return B, C, D	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	6.52% A
Expenses net of voluntary waivers, if any	1.75% A
Expenses net of all reductions	1.72% A
Net investment income (loss)	(.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,226
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to April 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

April 30, 2004 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)
Net realized and unrealized gain (loss)	.33
Total from investment operations	.29
Net asset value, end of period	$ 10.29
Total Return B, C, D	2.90%
Ratios to Average Net Assets G
Expenses before expense reductions	7.03% A
Expenses net of voluntary waivers, if any	2.25% A
Expenses net of all reductions	2.22% A
Net investment income (loss)	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,186
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to April 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

April 30, 2004 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)
Net realized and unrealized gain (loss)	.33
Total from investment operations	.29
Net asset value, end of period	$ 10.29
Total Return B, C, D	2.90%
Ratios to Average Net Assets G
Expenses before expense reductions	7.01% A
Expenses net of voluntary waivers, if any	2.25% A
Expenses net of all reductions	2.22% A
Net investment income (loss)	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 949
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to April 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

April 30, 2004 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	-G
Net realized and unrealized gain (loss) D	.33
Total from investment operations	.33
Net asset value, end of period	$ 10.33
Total Return B, C	3.30%
Ratios to Average Net Assets F
Expenses before expense reductions	5.98% A
Expenses net of voluntary waivers, if any	1.25% A
Expenses net of all reductions	1.22% A
Net investment income (loss)	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 721
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 23, 2003 (commencement of operations) to April 30, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Value Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 229,104
Unrealized depreciation	(180,922)
Net unrealized appreciation (depreciation)	$ 48,182
Cost for federal income tax purposes	$ 4,859,680

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 641	$ 558
Class T	.25%	.25%	1,540	1,116
Class B	.75%	.25%	3,118	2,896
Class C	.75%	.25%	2,590	2,484
			$ 7,889	$ 7,054

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,790
Class T	802
Class B*	-
Class C*	-
$ 2,592

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 647.25
Class T	778.25
Class B	848.27
Class C	637.25
Institutional Class	477.21
	$ 3,387

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $915 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions - continued

interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 12,397
Class T	1.75%	14,915
Class B	2.25%	15,143
Class C	2.25%	12,483
Institutional Class	1.25%	10,964
		$ 65,902

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $400 for the period.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 62% of the total outstanding shares of the fund

8. Share Transactions.

Transactions for each class of shares were as follows:

	December 23, 2003 (commencement of operations) to April 30, 2004
	Shares	Dollars
Class A
Shares sold	89,619	$ 913,408
Shares redeemed	(7)	(70)
Net increase (decrease)	89,612	$ 913,338
Class T
Shares sold	121,681	$ 1,246,526
Shares redeemed	(2,776)	(28,816)
Net increase (decrease)	118,905	$ 1,217,710
Class B
Shares sold	120,426	$ 1,234,546
Shares redeemed	(5,180)	(54,698)
Net increase (decrease)	115,246	$ 1,179,848
Class C
Shares sold	92,201	$ 938,934
Net increase (decrease)	92,201	$ 938,934
Institutional Class
Shares sold	69,774	$ 701,225
Net increase (decrease)	69,774	$ 701,225

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FAV-USAN-0604
1.800649.100

Fidelity® Advisor

Value

Fund - Institutional Class

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Summary

Top Ten Stocks as of April 30, 2004
% of fund's net assets
Fluor Corp.	1.3
Flextronics International Ltd.	1.2
Ceridian Corp.	1.2
Baxter International, Inc.	1.2
Celestica, Inc. (sub. vtg.)	1.0
St. Paul Companies, Inc.	1.0
Alcan, Inc.	1.0
Precision Castparts Corp.	1.0
Kennametal, Inc.	1.0
Cooper Cameron Corp.	0.9
10.8
Top Five Market Sectors as of April 30, 2004
% of fund's net assets
Information Technology	15.1
Consumer Discretionary	13.6
Industrials	13.4
Financials	12.9
Energy	11.1
Asset Allocation (% of fund's net assets)
As of April 30, 2004*
Stocks 91.9%
Bonds 1.0%
Convertible Securities 1.1%
Short-Term Investments and Net Other Assets 6.0%
* Foreign investments	9.1%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.1%
TRW Automotive Holdings Corp.	180	$ 3,776
Automobiles - 0.3%
Monaco Coach Corp.	550	14,339
Hotels, Restaurants & Leisure - 2.8%
Brinker International, Inc. (a)	160	6,154
Caesars Entertainment, Inc. (a)	480	6,360
Carnival Corp. unit	120	5,120
Harrah's Entertainment, Inc.	250	13,295
Hilton Hotels Corp.	880	15,391
Mandalay Resort Group	380	21,831
Outback Steakhouse, Inc.	480	21,086
Royal Caribbean Cruises Ltd.	490	19,860
Starwood Hotels & Resorts Worldwide, Inc. unit	110	4,377
Wendy's International, Inc.	120	4,680
Yum! Brands, Inc. (a)	530	20,559
		138,713
Household Durables - 1.9%
American Greetings Corp. Class A (a)	380	7,790
Furniture Brands International, Inc.	690	19,417
Jarden Corp. (a)	250	9,300
Leggett & Platt, Inc.	760	17,176
Newell Rubbermaid, Inc.	1,100	26,004
Whirlpool Corp.	250	16,378
		96,065
Leisure Equipment & Products - 0.7%
Brunswick Corp.	780	32,066
K2, Inc. (a)	230	3,372
RC2 Corp. (a)	50	1,356
		36,794
Media - 2.4%
Catalina Marketing Corp. (a)	340	5,637
Clear Channel Communications, Inc.	470	19,500
Cumulus Media, Inc. Class A (a)	420	8,828
E.W. Scripps Co. Class A	100	10,555
Emmis Communications Corp. Class A (a)	810	18,954
NTL, Inc. (a)	40	2,271
Reader's Digest Association, Inc. (non-vtg.)	1,290	18,486
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc. (a)	1,250	$ 21,025
Viacom, Inc. Class B (non-vtg.)	360	13,914
		119,170
Multiline Retail - 1.2%
Big Lots, Inc. (a)	2,040	28,886
Nordstrom, Inc.	860	30,642
		59,528
Specialty Retail - 2.9%
American Eagle Outfitters, Inc. (a)	750	19,268
AutoNation, Inc. (a)	690	11,744
Circuit City Stores, Inc.	300	3,504
Foot Locker, Inc.	260	6,240
Limited Brands, Inc.	1,040	21,466
Office Depot, Inc. (a)	560	9,806
Pier 1 Imports, Inc.	470	9,710
Select Comfort Corp. (a)	80	1,939
Sherwin-Williams Co.	410	15,601
Stage Stores, Inc. (a)	260	10,208
Toys 'R' Us, Inc. (a)	2,310	35,690
		145,176
Textiles Apparel & Luxury Goods - 1.3%
Liz Claiborne, Inc.	1,040	36,504
Polo Ralph Lauren Corp. Class A	410	14,186
Timberland Co. Class A (a)	170	10,662
Warnaco Group, Inc. (a)	240	4,591
		65,943
TOTAL CONSUMER DISCRETIONARY		679,504
CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 0.5%
Safeway, Inc. (a)	1,020	23,409
Food Products - 0.5%
Dean Foods Co. (a)	240	8,059
Hormel Foods Corp.	540	16,465
Interstate Bakeries Corp.	150	1,695
		26,219
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Household Products - 0.3%
Kimberly-Clark Corp.	220	$ 14,399
TOTAL CONSUMER STAPLES		64,027
ENERGY - 11.1%
Energy Equipment & Services - 8.3%
Baker Hughes, Inc.	1,250	45,850
BJ Services Co. (a)	970	43,165
Cooper Cameron Corp. (a)	980	47,383
ENSCO International, Inc.	330	9,032
FMC Technologies, Inc. (a)	460	12,535
GlobalSantaFe Corp.	200	5,274
Grant Prideco, Inc. (a)	1,020	15,555
Helmerich & Payne, Inc.	920	24,831
Maverick Tube Corp. (a)	270	6,110
Nabors Industries Ltd. (a)	490	21,736
National-Oilwell, Inc. (a)	1,150	32,108
Noble Corp. (a)	840	31,214
Pride International, Inc. (a)	500	8,435
Smith International, Inc. (a)	800	43,800
Transocean, Inc. (a)	650	18,051
Varco International, Inc. (a)	1,050	21,725
Weatherford International Ltd. (a)	660	28,697
		415,501
Oil & Gas - 2.8%
Apache Corp.	490	20,516
Burlington Resources, Inc.	340	22,872
Cimarex Energy Co. (a)	30	828
ConocoPhillips	300	21,390
EnCana Corp.	520	20,397
Occidental Petroleum Corp.	470	22,184
Premcor, Inc. (a)	510	17,559
Valero Energy Corp.	240	15,302
		141,048
TOTAL ENERGY		556,549
FINANCIALS - 12.9%
Capital Markets - 0.7%
Bank of New York Co., Inc.	60	1,748
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	810	$ 8,335
Janus Capital Group, Inc.	650	9,880
Lehman Brothers Holdings, Inc.	200	14,680
		34,643
Commercial Banks - 2.4%
Bank of America Corp.	244	19,640
Bank One Corp.	390	19,254
Banknorth Group, Inc.	530	16,234
City National Corp.	60	3,699
Hibernia Corp. Class A	220	4,794
North Fork Bancorp, Inc., New York	100	3,712
UnionBanCal Corp.	310	16,563
Wachovia Corp.	660	30,195
Zions Bancorp	100	5,652
		119,743
Consumer Finance - 0.1%
Rewards Network, Inc. (a)	380	3,728
Diversified Financial Services - 0.2%
Citigroup, Inc.	200	9,618
Insurance - 5.6%
ACE Ltd.	570	24,989
AFLAC, Inc.	400	16,892
Allstate Corp.	390	17,901
AMBAC Financial Group, Inc.	310	21,390
Conseco, Inc. (a)	290	5,742
Everest Re Group Ltd.	290	24,702
Marsh & McLennan Companies, Inc.	480	21,648
MBIA, Inc.	360	21,200
MetLife, Inc.	650	22,425
PartnerRe Ltd.	250	14,325
Reinsurance Group of America, Inc.	370	14,363
Scottish Re Group Ltd.	170	3,720
St. Paul Companies, Inc.	1,230	50,024
The Chubb Corp.	300	20,700
		280,021
Real Estate - 2.7%
Alexandria Real Estate Equities, Inc.	270	15,341
Apartment Investment & Management Co. Class A	350	9,860
Boston Properties, Inc.	250	11,750
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
CenterPoint Properties Trust (SBI)	210	$ 15,141
Duke Realty Corp.	640	18,662
Pan Pacific Retail Properties, Inc.	100	4,393
Public Storage, Inc.	290	12,119
Reckson Associates Realty Corp.	630	14,975
Simon Property Group, Inc.	320	15,427
Vornado Realty Trust	380	19,171
		136,839
Thrifts & Mortgage Finance - 1.2%
Countrywide Financial Corp.	570	33,801
Fannie Mae	220	15,118
Freddie Mac	170	9,928
Sovereign Bancorp, Inc.	90	1,798
		60,645
TOTAL FINANCIALS		645,237
HEALTH CARE - 8.3%
Biotechnology - 0.3%
CSL Ltd.	517	8,240
Millennium Pharmaceuticals, Inc. (a)	490	7,345
		15,585
Health Care Equipment & Supplies - 3.2%
Apogent Technologies, Inc. (a)	240	7,781
Bausch & Lomb, Inc.	180	11,309
Baxter International, Inc.	1,830	57,920
Becton, Dickinson & Co.	430	21,737
Dade Behring Holdings, Inc. (a)	730	33,580
Fisher Scientific International, Inc. (a)	470	27,519
		159,846
Health Care Providers & Services - 3.9%
AmerisourceBergen Corp.	40	2,316
Covance, Inc. (a)	370	12,484
HCA, Inc.	950	38,599
Inveresk Research Group, Inc. (a)	290	8,219
Laboratory Corp. of America Holdings (a)	390	15,499
PacifiCare Health Systems, Inc. (a)	170	6,079
Pediatrix Medical Group, Inc. (a)	290	20,735
Quest Diagnostics, Inc.	240	20,244
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Triad Hospitals, Inc. (a)	730	$ 24,827
Universal Health Services, Inc. Class B	810	35,559
WebMD Corp. (a)	1,400	12,306
		196,867
Pharmaceuticals - 0.9%
Forest Laboratories, Inc. (a)	240	15,475
Schering-Plough Corp.	1,670	27,939
Wyeth	80	3,046
		46,460
TOTAL HEALTH CARE		418,758
INDUSTRIALS - 13.4%
Aerospace & Defense - 2.8%
EADS NV	880	22,246
GenCorp, Inc.	850	9,019
Goodrich Corp.	680	19,577
Honeywell International, Inc.	580	20,056
Lockheed Martin Corp.	230	10,971
Precision Castparts Corp.	1,070	48,161
United Defense Industries, Inc. (a)	300	10,395
		140,425
Air Freight & Logistics - 0.4%
CNF, Inc.	590	21,570
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	210	6,997
Building Products - 0.7%
Masco Corp.	1,320	36,973
Commercial Services & Supplies - 1.1%
Central Parking Corp.	60	1,145
CoStar Group, Inc. (a)	60	2,366
Herman Miller, Inc.	140	3,679
IKON Office Solutions, Inc.	480	5,342
John H. Harland Co.	120	3,697
Manpower, Inc.	420	19,698
Steelcase, Inc. Class A	1,060	13,027
Tetra Tech, Inc. (a)	70	1,163
Waste Connections, Inc. (a)	60	2,416
		52,533
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Construction & Engineering - 1.7%
Dycom Industries, Inc. (a)	550	$ 12,969
Fluor Corp.	1,730	66,008
Granite Construction, Inc.	230	4,566
		83,543
Electrical Equipment - 0.1%
A.O. Smith Corp.	50	1,495
AMETEK, Inc.	80	2,120
		3,615
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc.	140	8,295
Textron, Inc.	480	26,486
Tyco International Ltd.	740	20,313
		55,094
Machinery - 4.3%
AGCO Corp. (a)	580	11,165
Albany International Corp. Class A	1,010	30,805
Crane Co.	410	12,632
Eaton Corp.	220	13,064
Harsco Corp.	590	25,683
ITT Industries, Inc.	130	10,308
Kennametal, Inc.	1,110	47,908
SPX Corp.	520	23,062
Terex Corp. (a)	490	16,097
Wabash National Corp. (a)	620	15,754
Watts Water Technologies, Inc. Class A	430	10,531
		217,009
Road & Rail - 0.8%
Canadian National Railway Co.	455	17,151
CSX Corp.	640	19,686
Dollar Thrifty Automotive Group, Inc. (a)	160	4,216
		41,053
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	220	11,528
TOTAL INDUSTRIALS		670,340
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 1.3%
Alcatel SA sponsored ADR (a)	1,360	19,938
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Andrew Corp. (a)	530	$ 8,984
Motorola, Inc.	2,000	36,500
		65,422
Computers & Peripherals - 3.7%
Dell, Inc. (a)	50	1,736
Intergraph Corp. (a)	140	3,529
Komag, Inc. (a)	110	1,398
Maxtor Corp. (a)	5,120	33,331
NCR Corp. (a)	1,030	46,031
Seagate Technology	1,910	23,894
Storage Technology Corp. (a)	1,120	29,422
UNOVA, Inc. (a)	630	11,025
Western Digital Corp. (a)	4,420	35,714
		186,080
Electronic Equipment & Instruments - 5.6%
Arrow Electronics, Inc. (a)	1,300	32,864
Avnet, Inc. (a)	1,800	38,952
Celestica, Inc. (sub. vtg.) (a)	2,940	51,810
Flextronics International Ltd. (a)	3,890	62,629
Ingram Micro, Inc. Class A (a)	700	8,365
Merix Corp. (a)	620	9,641
Mettler-Toledo International, Inc. (a)	620	27,788
Solectron Corp. (a)	1,180	5,782
Symbol Technologies, Inc.	1,870	22,440
Thermo Electron Corp. (a)	740	21,608
		281,879
Internet Software & Services - 0.0%
iPass, Inc.	200	2,120
IT Services - 2.3%
Affiliated Computer Services, Inc. Class A (a)	80	3,880
BearingPoint, Inc. (a)	1,060	10,621
Ceridian Corp. (a)	2,880	61,574
Computer Sciences Corp. (a)	230	9,409
DST Systems, Inc. (a)	470	20,751
ManTech International Corp. Class A (a)	241	6,049
		112,284
Office Electronics - 0.9%
Xerox Corp. (a)	3,360	45,125
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.4%
Agere Systems, Inc.:
Class A (a)	1,710	$ 3,865
Class B (a)	1,900	4,123
AMIS Holdings, Inc.	120	1,731
Fairchild Semiconductor International, Inc. (a)	590	11,487
		21,206
Software - 0.9%
Cadence Design Systems, Inc. (a)	910	11,666
Network Associates, Inc. (a)	1,520	23,834
Synopsys, Inc. (a)	250	6,683
		42,183
TOTAL INFORMATION TECHNOLOGY		756,299
MATERIALS - 9.2%
Chemicals - 2.7%
Albemarle Corp.	300	8,775
BOC Group PLC	130	2,095
Crompton Corp.	680	4,230
Dow Chemical Co.	280	11,113
Ferro Corp.	800	20,712
Georgia Gulf Corp.	250	7,965
Great Lakes Chemical Corp.	510	12,811
Lyondell Chemical Co.	1,200	19,620
NOVA Chemicals Corp.	460	11,739
Olin Corp.	290	5,008
OMNOVA Solutions, Inc. (a)	1,440	6,840
PolyOne Corp. (a)	2,230	15,253
Sensient Technologies Corp.	490	10,025
W.R. Grace & Co. (a)	390	1,115
		137,301
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	240	10,380
Containers & Packaging - 1.2%
Anchor Glass Container Corp.	210	3,320
Aptargroup, Inc.	200	7,860
Owens-Illinois, Inc. (a)	2,320	32,387
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Containers & Packaging - continued
Packaging Corp. of America	440	$ 9,671
Smurfit-Stone Container Corp. (a)	270	4,641
		57,879
Metals & Mining - 4.2%
Agnico-Eagle Mines Ltd.	910	11,054
Alcan, Inc.	1,210	48,628
Alcoa, Inc.	1,450	44,588
Arch Coal, Inc.	640	19,590
IPSCO, Inc.	480	8,714
Newmont Mining Corp.	450	16,830
Nucor Corp.	540	32,076
Phelps Dodge Corp. (a)	260	17,116
Steel Dynamics, Inc. (a)	450	10,832
		209,428
Paper & Forest Products - 0.9%
Aracruz Celulose SA sponsored ADR	200	6,228
Bowater, Inc.	250	10,488
International Paper Co.	300	12,096
MeadWestvaco Corp.	590	15,429
		44,241
TOTAL MATERIALS		459,229
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.2%
BellSouth Corp.	760	19,616
CenturyTel, Inc.	400	11,552
Citizens Communications Co. (a)	2,000	26,080
SBC Communications, Inc.	780	19,422
TELUS Corp. (non-vtg.)	430	6,772
Verizon Communications, Inc.	680	25,663
		109,105
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	1,740	21,663
SpectraSite, Inc. (a)	520	19,432
		41,095
TOTAL TELECOMMUNICATION SERVICES		150,200
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - 4.0%
Electric Utilities - 3.2%
Edison International	1,370	$ 32,058
Entergy Corp.	500	27,300
PG&E Corp. (a)	1,060	29,171
PPL Corp.	670	28,710
TXU Corp.	1,230	41,992
		159,231
Multi-Utilities & Unregulated Power - 0.8%
AES Corp. (a)	1,540	13,352
Public Service Enterprise Group, Inc.	160	6,864
SCANA Corp.	350	12,040
Sierra Pacific Resources (a)	1,120	7,930
		40,186
TOTAL UTILITIES		199,417
TOTAL COMMON STOCKS (Cost $4,550,986)		4,599,560
Convertible Preferred Stocks - 1.1%

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	100	2,290
FINANCIALS - 0.0%
Insurance - 0.0%
Hartford Financial Services Group, Inc. 6.00%	40	2,365
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc. 7.00%	260	13,991
MATERIALS - 0.3%
Containers & Packaging - 0.3%
Owens-Illinois, Inc. 4.75%	390	13,319
UTILITIES - 0.5%
Electric Utilities - 0.3%
Dominion Resources, Inc. 8.75%	270	14,975
Convertible Preferred Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Gas Utilities - 0.2%
KeySpan Corp. 8.75% MEDS	200	$ 10,344
TOTAL UTILITIES		25,319
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $56,964)		57,284
Nonconvertible Bonds - 1.0%
	Principal Amount
HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
Tenet Healthcare Corp.:
5.375% 11/15/06	$ 25,000	23,500
6.375% 12/1/11	30,000	25,950
		49,450
TOTAL NONCONVERTIBLE BONDS (Cost $49,809)		49,450
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 1.06% (b) (Cost $201,568)	201,568	201,568
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $4,859,327)		4,907,862
NET OTHER ASSETS - 2.0%		98,725
NET ASSETS - 100%		$ 5,006,587
Security Type Abbreviations
MEDS	-	Mandatorily Exchangeable Debt Securities
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $5,071,740 and $428,614, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $53 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $4,859,327) - See accompanying schedule		$ 4,907,862
Cash		15,793
Foreign currency held at value (cost $18)		18
Receivable for investments sold		9,817
Receivable for fund shares sold		137,848
Dividends receivable		3,076
Interest receivable		1,628
Prepaid expenses		48,553
Receivable from investment adviser for expense reductions		19,976
Other receivables		335
Total assets		5,144,906

Liabilities
Payable for investments purchased	$ 29,398
Payable for fund shares redeemed	7,570
Accrued management fee	2,260
Distribution fees payable	2,340
Other affiliated payables	3,588
Other payables and accrued expenses	93,163
Total liabilities		138,319

Net Assets		$ 5,006,587
Net Assets consist of:
Paid in capital		$ 4,951,055
Accumulated net investment loss		(8,479)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		15,474
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		48,537
Net Assets		$ 5,006,587

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($924,679 ÷ 89,612 shares)	$ 10.32

Maximum offering price per share (100/94.25 of $10.32)	$ 10.95
Class T: Net Asset Value and redemption price per share ($1,226,078 ÷ 118,905 shares)	$ 10.31

Maximum offering price per share (100/96.50 of $10.31)	$ 10.68
Class B: Net Asset Value and offering price per share ($1,186,267 ÷ 115,246 shares) A	$ 10.29

Class C: Net Asset Value and offering price per share ($948,875 ÷ 92,201 shares) A	$ 10.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($720,688 ÷ 69,774 shares)	$ 10.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

December 23, 2003 (commencement of operations) to April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 14,435
Interest		1,872
Total income		16,307

Expenses
Management fee	$ 7,857
Transfer agent fees	3,387
Distribution fees	7,889
Accounting fees and expenses	12,364
Non-interested trustees' compensation	5
Custodian fees and expenses	11,314
Registration fees	33,673
Audit	14,584
Miscellaneous	15
Total expenses before reductions	91,088
Expense reductions	(66,302)	24,786
Net investment income (loss)		(8,479)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	15,550
Foreign currency transactions	(76)
Total net realized gain (loss)		15,474
Change in net unrealized appreciation (depreciation) on: Investment securities	48,535
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		48,537
Net gain (loss)		64,011
Net increase (decrease) in net assets resulting from operations		$ 55,532

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

December 23, 2003 (commencement of operations) to April 30, 2004 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (8,479)
Net realized gain (loss)	15,474
Change in net unrealized appreciation (depreciation)	48,537
Net increase (decrease) in net assets resulting from operations	55,532
Share transactions - net increase (decrease)	4,951,055
Total increase (decrease) in net assets	5,006,587

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $8,479)	$ 5,006,587

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

April 30, 2004 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	.33
Total from investment operations	.32
Net asset value, end of period	$ 10.32
Total Return B, C, D	3.20%
Ratios to Average Net Assets G
Expenses before expense reductions	6.27% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.47% A
Net investment income (loss)	(.29)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 925
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to April 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

April 30, 2004 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	.33
Total from investment operations	.31
Net asset value, end of period	$ 10.31
Total Return B, C, D	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	6.52% A
Expenses net of voluntary waivers, if any	1.75% A
Expenses net of all reductions	1.72% A
Net investment income (loss)	(.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,226
Portfolio turnover rate	33% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to April 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

April 30, 2004 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)
Net realized and unrealized gain (loss)	.33
Total from investment operations	.29
Net asset value, end of period	$ 10.29
Total Return B, C, D	2.90%
Ratios to Average Net Assets G
Expenses before expense reductions	7.03% A
Expenses net of voluntary waivers, if any	2.25% A
Expenses net of all reductions	2.22% A
Net investment income (loss)	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,186
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to April 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

April 30, 2004 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)
Net realized and unrealized gain (loss)	.33
Total from investment operations	.29
Net asset value, end of period	$ 10.29
Total Return B, C, D	2.90%
Ratios to Average Net Assets G
Expenses before expense reductions	7.01% A
Expenses net of voluntary waivers, if any	2.25% A
Expenses net of all reductions	2.22% A
Net investment income (loss)	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 949
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to April 30, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

April 30, 2004 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	-G
Net realized and unrealized gain (loss) D	.33
Total from investment operations	.33
Net asset value, end of period	$ 10.33
Total Return B, C	3.30%
Ratios to Average Net Assets F
Expenses before expense reductions	5.98% A
Expenses net of voluntary waivers, if any	1.25% A
Expenses net of all reductions	1.22% A
Net investment income (loss)	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 721
Portfolio turnover rate	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 23, 2003 (commencement of operations) to April 30, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Value Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 229,104
Unrealized depreciation	(180,922)
Net unrealized appreciation (depreciation)	$ 48,182
Cost for federal income tax purposes	$ 4,859,680

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 641	$ 558
Class T	.25%	.25%	1,540	1,116
Class B	.75%	.25%	3,118	2,896
Class C	.75%	.25%	2,590	2,484
			$ 7,889	$ 7,054

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,790
Class T	802
Class B*	-
Class C*	-
$ 2,592

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 647.25
Class T	778.25
Class B	848.27
Class C	637.25
Institutional Class	477.21
	$ 3,387

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $915 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions - continued

interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 12,397
Class T	1.75%	14,915
Class B	2.25%	15,143
Class C	2.25%	12,483
Institutional Class	1.25%	10,964
		$ 65,902

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $400 for the period.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 62% of the total outstanding shares of the fund

8. Share Transactions.

Transactions for each class of shares were as follows:

	December 23, 2003 (commencement of operations) to April 30, 2004
	Shares	Dollars
Class A
Shares sold	89,619	$ 913,408
Shares redeemed	(7)	(70)
Net increase (decrease)	89,612	$ 913,338
Class T
Shares sold	121,681	$ 1,246,526
Shares redeemed	(2,776)	(28,816)
Net increase (decrease)	118,905	$ 1,217,710
Class B
Shares sold	120,426	$ 1,234,546
Shares redeemed	(5,180)	(54,698)
Net increase (decrease)	115,246	$ 1,179,848
Class C
Shares sold	92,201	$ 938,934
Net increase (decrease)	92,201	$ 938,934
Institutional Class
Shares sold	69,774	$ 701,225
Net increase (decrease)	69,774	$ 701,225

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FAVI-USAN-0604
1.800652.100

Fidelity® Advisor

Short Fixed-Income

Fund - Institutional Class

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of April 30, 2004*	As of October 31, 2003**
U.S. Government and U.S. Government Agency Obligations 26.3%	U.S. Government and U.S. Government Agency Obligations 28.4%
AAA 24.3%	AAA 21.3%
AA 5.5%	AA 3.8%
A 15.6%	A 15.7%
BBB 15.8%	BBB 14.3%
BB and Below 1.2%	BB and Below 2.1%
Not Rated 1.1%	Not Rated 4.4%
Short-Term Investments and Net Other Assets 10.2%	Short-Term Investments and Net Other Assets 10.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of April 30, 2004
6 months ago
Years	2.5	2.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2004
6 months ago
Years	1.9	1.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2004 *		As of October 31, 2003**
	Corporate Bonds 22.0%		Corporate Bonds 23.8%
	U.S. Government and U.S. Government Agency Obligations 26.3%		U.S. Government and U.S. Government Agency Obligations 28.4%
	Asset-Backed Securities 26.2%		Asset-Backed Securities 25.9%
	CMOs and Other Mortgage Related Securities 15.0%		CMOs and Other Mortgage Related Securities 11.5%
	Other Investments 0.3%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets 10.2%		Short-Term Investments and Net Other Assets 10.0%
* Foreign investments	4.7%	** Foreign investments	4.0%
* Futures and Swaps	19.4%	** Futures and Swaps	12.8%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.3%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 650,000	$ 638,474
4.75% 1/15/08	2,250,000	2,282,567
6.9% 9/1/04	1,500,000	1,523,289
7.4% 1/20/05	400,000	415,254
7.75% 6/15/05	1,100,000	1,166,954
		6,026,538
Media - 3.0%
AOL Time Warner, Inc.:
5.625% 5/1/05	1,150,000	1,191,732
6.15% 5/1/07	1,825,000	1,952,491
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	2,350,000	2,575,917
Continental Cablevision, Inc.:
8.3% 5/15/06	3,200,000	3,525,882
9% 9/1/08	1,400,000	1,648,779
Cox Communications, Inc.:
6.875% 6/15/05	2,025,000	2,125,705
7.5% 8/15/04	1,450,000	1,473,258
7.75% 8/15/06	600,000	662,174
Cox Enterprises, Inc. 4.375% 5/1/08 (a)	1,370,000	1,376,716
Liberty Media Corp. 2.61% 9/17/06 (e)	4,000,000	4,069,936
News America, Inc. 6.625% 1/9/08	3,000,000	3,273,951
TCI Communications, Inc. 8% 8/1/05	3,610,000	3,853,924
Time Warner, Inc. 7.75% 6/15/05	5,050,000	5,331,093
Univision Communications, Inc.:
3.5% 10/15/07	535,000	529,178
3.875% 10/15/08	585,000	574,795
		34,165,531
Specialty Retail - 0.0%
Boise Cascade Corp. 7.5% 2/1/08	525,000	564,424
Textiles Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc. 7.5% 6/15/04	800,000	805,042
TOTAL CONSUMER DISCRETIONARY		41,561,535
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.2%
Fred Meyer, Inc. 7.375% 3/1/05	2,510,000	2,620,395
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.3%
Kraft Foods, Inc. 5.25% 6/1/07	$ 3,265,000	$ 3,430,842
Tobacco - 0.4%
Altria Group, Inc. 5.625% 11/4/08	2,000,000	2,053,036
Philip Morris Companies, Inc. 6.375% 2/1/06	2,000,000	2,097,400
		4,150,436
TOTAL CONSUMER STAPLES		10,201,673
ENERGY - 0.5%
Energy Equipment & Services - 0.2%
Cooper Cameron Corp. 2.65% 4/15/07	1,335,000	1,304,182
Petroliam Nasional BHD (Petronas) yankee 8.875% 8/1/04 (a)	1,135,000	1,153,093
		2,457,275
Oil & Gas - 0.3%
Duke Energy Field Services LLC 5.75% 11/15/06	695,000	733,819
Kerr-McGee Corp. 5.375% 4/15/05	1,375,000	1,411,715
Pemex Project Funding Master Trust 2.64% 1/7/05 (a)(e)	1,700,000	1,715,300
		3,860,834
TOTAL ENERGY		6,318,109
FINANCIALS - 10.3%
Capital Markets - 1.5%
ABN-AMRO Bank NV, Chicago 7.25% 5/31/05	610,000	643,427
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	2,750,000	2,664,230
4.25% 9/4/12 (e)	1,285,000	1,291,518
Goldman Sachs Group LP 7.2% 11/1/06 (a)	500,000	550,291
Goldman Sachs Group, Inc. 4.125% 1/15/08	2,995,000	3,035,666
J.P. Morgan Chase & Co. 3.5% 3/15/09	2,620,000	2,534,268
Lehman Brothers Holdings, Inc.:
4% 1/22/08	300,000	302,837
6.25% 5/15/06	2,795,000	2,987,852
6.625% 2/5/06	120,000	128,186
Merrill Lynch & Co., Inc. 3.7% 4/21/08	1,400,000	1,389,758
Morgan Stanley 6.1% 4/15/06	1,800,000	1,918,336
		17,446,369
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Commercial Banks - 0.9%
Australia & New Zealand Banking Group Ltd. yankee 7.55% 9/15/06	$ 405,000	$ 445,152
Bank of America Corp.:
3.875% 1/15/08	275,000	277,160
7.125% 9/15/06	1,750,000	1,916,163
Corporacion Andina de Fomento yankee 7.25% 3/1/07	965,000	1,051,851
First National Boston Corp. 7.375% 9/15/06	1,145,000	1,266,972
Korea Development Bank:
3.875% 3/2/09	2,700,000	2,625,923
7.375% 9/17/04	810,000	820,290
Mellon Bank NA, Pittsburgh 6.5% 8/1/05	2,000,000	2,103,574
		10,507,085
Consumer Finance - 2.3%
American General Finance Corp. 4.5% 11/15/07	1,115,000	1,148,427
Ford Motor Credit Co.:
6.5% 1/25/07	4,215,000	4,469,776
6.875% 2/1/06	5,800,000	6,139,161
General Motors Acceptance Corp.:
6.125% 2/1/07	400,000	422,238
6.125% 8/28/07	1,900,000	2,007,745
6.75% 1/15/06	5,907,000	6,254,952
Household Finance Corp.:
4.125% 12/15/08	705,000	704,698
4.625% 1/15/08	818,000	841,242
5.75% 1/30/07	745,000	793,412
Household International, Inc. 8.875% 2/15/08	2,025,000	2,234,970
John Deere Capital Corp. 1.71% 9/17/04 (e)	1,300,000	1,302,373
		26,318,994
Diversified Financial Services - 3.0%
Citigroup, Inc. 6.75% 12/1/05	4,100,000	4,383,359
Delta Air Lines, Inc. pass thru trust certificates 7.379% 5/18/10	848,394	828,475
Deutsche Telekom International Finance BV:
3.875% 7/22/08	2,425,000	2,411,937
8.25% 6/15/05	4,190,000	4,460,108
NiSource Finance Corp. 3.2% 11/1/06	1,085,000	1,085,173
Pemex Project Funding Master Trust 6.125% 8/15/08	2,535,000	2,636,400
Powergen US Funding LLC 4.5% 10/15/04	4,240,000	4,284,592
Prime Property Funding II 6.25% 5/15/07	1,000,000	1,082,666
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Sprint Capital Corp.:
6% 1/15/07	$ 2,240,000	$ 2,381,064
7.125% 1/30/06	1,925,000	2,065,011
Telecom Italia Capital 4% 11/15/08 (a)	3,100,000	3,072,878
Verizon Global Funding Corp.:
4% 1/15/08	1,250,000	1,263,043
6.125% 6/15/07	4,840,000	5,221,445
		35,176,151
Insurance - 0.3%
Allstate Corp. 7.875% 5/1/05	535,000	565,622
MetLife, Inc. 3.911% 5/15/05	2,750,000	2,798,158
Travelers Property Casualty Corp. 3.75% 3/15/08	530,000	528,871
		3,892,651
Real Estate - 1.7%
AMB Property LP 7.2% 12/15/05	1,000,000	1,077,220
Arden Realty LP 8.875% 3/1/05	2,045,000	2,152,870
AvalonBay Communities, Inc. 5% 8/1/07	915,000	956,990
BRE Properties, Inc. 5.95% 3/15/07	575,000	612,776
Camden Property Trust 5.875% 6/1/07	580,000	618,370
CarrAmerica Realty Corp. 5.25% 11/30/07	1,745,000	1,831,798
CenterPoint Properties Trust 6.75% 4/1/05	470,000	486,489
Duke Realty LP 6.875% 3/15/05	1,200,000	1,249,411
EOP Operating LP:
6.625% 2/15/05	500,000	517,636
6.763% 6/15/07	1,625,000	1,775,470
7.75% 11/15/07	650,000	735,775
8.375% 3/15/06	1,500,000	1,647,417
ERP Operating LP 7.1% 6/23/04	1,700,000	1,712,600
Gables Realty LP:
5.75% 7/15/07	1,220,000	1,290,431
7.25% 2/15/06	2,200,000	2,355,368
Merry Land & Investment Co., Inc. 7.25% 6/15/05	600,000	631,798
		19,652,419
Thrifts & Mortgage Finance - 0.6%
Abbey National PLC 6.69% 10/17/05	200,000	212,663
Countrywide Home Loans, Inc.:
1.6% 6/2/06 (e)	1,250,000	1,258,635
5.5% 8/1/06	1,290,000	1,357,486
5.625% 5/15/07	745,000	790,295
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
4.375% 1/15/08	$ 700,000	$ 711,362
5.625% 1/15/07	2,000,000	2,118,476
		6,448,917
TOTAL FINANCIALS		119,442,586
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.5%
Bombardier Capital, Inc. 6.125% 6/29/06 (a)	4,050,000	4,255,452
Raytheon Co. 6.75% 8/15/07	900,000	986,278
		5,241,730
Air Freight & Logistics - 0.1%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	659,683	690,616
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	1,100,000	1,135,827
Industrial Conglomerates - 0.5%
Tyco International Group SA yankee 6.375% 6/15/05	6,100,000	6,345,415
TOTAL INDUSTRIALS		13,413,588
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
Motorola, Inc. 6.75% 2/1/06	4,950,000	5,257,583
MATERIALS - 0.6%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (a)	855,000	941,184
Paper & Forest Products - 0.5%
Boise Cascade Corp.:
7.43% 10/10/05	1,540,000	1,598,597
8% 2/24/06	745,000	784,456
International Paper Co. 4.25% 1/15/09	435,000	431,677
Weyerhaeuser Co. 5.95% 11/1/08	3,245,000	3,464,833
		6,279,563
TOTAL MATERIALS		7,220,747
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.9%
British Telecommunications PLC 7.875% 12/15/05	$ 2,200,000	$ 2,381,126
France Telecom SA 8.2% 3/1/06	4,750,000	5,166,314
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	2,220,000	2,365,137
Telefonica Europe BV 7.35% 9/15/05	180,000	191,804
		10,104,381
Wireless Telecommunication Services - 0.6%
America Movil SA de CV 4.125% 3/1/09 (a)	2,825,000	2,708,328
AT&T Wireless Services, Inc.:
7.35% 3/1/06	1,000,000	1,082,068
7.5% 5/1/07	1,590,000	1,765,608
Vodafone Group PLC 7.625% 2/15/05	1,800,000	1,880,071
		7,436,075
TOTAL TELECOMMUNICATION SERVICES		17,540,456
UTILITIES - 2.2%
Electric Utilities - 1.9%
Cleveland Electric Illuminating Co./Toledo Edison Co. 7.67% 7/1/04	5,035,000	5,081,382
DTE Energy Co. 6.45% 6/1/06	1,510,000	1,604,158
Duke Capital Corp.:
4.37% 3/1/09	2,045,000	2,004,806
6.25% 7/15/05	1,493,000	1,556,567
FirstEnergy Corp. 5.5% 11/15/06	4,095,000	4,272,879
FPL Group Capital, Inc. 3.25% 4/11/06	705,000	712,646
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	705,000	720,588
Monongahela Power Co. 5% 10/1/06	2,015,000	2,042,706
Pacific Gas & Electric Co.:
1.81% 4/3/06 (e)	1,550,000	1,550,598
3.6% 3/1/09	340,000	329,805
Progress Energy, Inc. 6.75% 3/1/06	1,500,000	1,602,530
Southwestern Public Service Co. 5.125% 11/1/06	650,000	680,123
		22,158,788
Gas Utilities - 0.3%
Consolidated Natural Gas Co. 7.375% 4/1/05	1,100,000	1,151,614
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Gas Utilities - continued
Kinder Morgan Energy Partners LP 5.35% 8/15/07	$ 1,400,000	$ 1,475,491
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	530,000	549,875
		3,176,980
TOTAL UTILITIES		25,335,768
TOTAL NONCONVERTIBLE BONDS (Cost $241,801,402)		246,292,045
U.S. Government and Government Agency Obligations - 14.8%

U.S. Government Agency Obligations - 6.8%
Fannie Mae:
0% 5/19/04 (c)	1,580,000	1,579,325
6% 5/15/08	28,824,000	31,294,556
Freddie Mac:
2.7% 3/16/07	18,000,000	17,840,214
2.875% 9/15/05	22,907,000	23,175,814
2.875% 12/15/06	4,300,000	4,300,925
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	176,471	177,619
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		78,368,453
U.S. Treasury Obligations - 8.0%
U.S. Treasury Bonds:
10% 5/15/10	5,021,000	5,438,762
11.75% 2/15/10	1,625,000	1,752,080
12% 8/15/13	17,526,000	23,495,110
U.S. Treasury Notes:
1.875% 1/31/06 (d)	22,779,000	22,661,551
2.625% 11/15/06	16,200,000	16,188,611
3.5% 11/15/06	185,000	188,874
4.375% 5/15/07	21,470,000	22,388,336
TOTAL U.S. TREASURY OBLIGATIONS		92,113,324
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $172,428,736)		170,481,777
U.S. Government Agency - Mortgage Securities - 4.7%
	Principal Amount	Value (Note 1)
Fannie Mae - 4.4%
5.5% 8/1/14 to 3/1/18	$ 13,758,466	$ 14,147,059
5.5% 5/1/19 (b)	9,200,000	9,441,500
6.5% 2/1/08 to 1/1/33	21,798,897	23,041,909
7% 1/1/11 to 6/1/32	3,164,922	3,367,674
7% 5/1/19 (b)	766,744	817,541
7.5% 5/1/12 to 10/1/14	277,777	297,714
11.5% 11/1/15	125,965	144,413
TOTAL FANNIE MAE		51,257,810
Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	457,817	499,870
12% 11/1/19	23,735	26,939
TOTAL FREDDIE MAC		526,809
Government National Mortgage Association - 0.3%
7% 1/15/25 to 6/15/32	2,707,516	2,880,538
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $54,402,492)		54,665,157
Asset-Backed Securities - 20.6%

Accredited Mortgage Loan Trust:
Series 2003-2 Class A1, 4.23% 10/25/33	2,118,057	2,124,681
Series 2003-3 Class A1, 4.46% 1/25/34	2,000,754	1,966,487
ACE Securities Corp.:
Series 2002-HE1, Class A, 1.44% 6/25/32 (e)	613,337	614,665
Series 2002-HE2 Class A2A, 1.53% 8/25/32 (e)	615,605	617,149
Series 2003-HE1:
Class A2, 1.51% 11/25/33 (e)	2,742,006	2,752,433
Class M1 1.75% 11/25/33 (e)	430,000	432,669
Class M2, 2.8% 11/25/33 (e)	270,000	274,454
Series 2003-NC1 Class A2A, 1.52% 7/25/33 (e)	3,497,783	3,514,841
Series 2004-HE1 Class A2B, 1.55% 2/25/34 (e)	1,420,000	1,418,438
American Express Credit Account Master Trust Series 2000-1 Class A, 7.2% 9/17/07	1,600,000	1,670,103
AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	2,233,325	2,292,534
Series 2001-C Class A4, 5.01% 7/14/08	2,500,000	2,581,600
Series 2001-D Class A4 4.41% 11/12/08	2,350,000	2,404,974
Series 2002-A Class A4, 4.61% 1/12/09	3,675,000	3,782,370
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
AmeriCredit Automobile Receivables Trust: - continued
Series 2002-B:
Class A3, 3.78% 2/12/07	$ 2,680,308	$ 2,704,347
Class A4, 4.46% 4/12/09	980,000	1,010,016
Series 2003-AM Class A4A, 3.1% 11/6/09	875,000	880,349
Series 2003-BX:
Class A3, 2.11% 8/6/07	740,000	741,360
Class A4A, 2.72% 1/6/10	1,105,000	1,101,021
Series 2003-CF Class A4, 3.48% 5/6/10	1,810,000	1,826,634
Series 2003-DM Class A4, 2.84% 8/6/10	1,580,000	1,562,394
Ameriquest Mortgage Securities, Inc.:
Series 2002-4 Class A2, 1.54% 2/25/33 (e)	390,309	392,069
Series 2002-AR1 Class M1, 1.81% 9/25/32 (e)	1,100,000	1,107,055
Series 2003-3 Class S, 5% 9/25/05 (g)	3,564,894	146,495
Series 2003-7 Class M1, 1.95% 8/25/33 (e)	625,000	634,445
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 1.43% 6/25/32 (e)	838,151	840,099
Series 2002-BC3N Class B2, 7% 6/25/32 (a)	16,834	16,758
Series 2002-BC6 Class AIO, 6% 8/25/04 (g)	7,392,727	135,760
Series 2002-BC7:
Class AIO, 6% 9/25/04 (g)	5,000,000	116,460
Class M1, 1.9% 10/25/32 (e)	1,100,000	1,108,250
Series 2002-BC9 Class A2, 1.58% 12/25/32 (e)	643,294	647,096
AQ Finance NIMS Trust Series 2003-N1 Class NOTE, 9.37% 3/25/33 (a)	164,257	164,253
Argent Securities, Inc.:
Series 2003-W3:
Class AV1B, 1.55% 9/25/33 (e)	328,712	330,332
Class AV2, 1.5% 9/25/33 (e)	358,807	360,168
Class M2, 2.9% 9/25/33 (e)	3,100,000	3,186,055
Series 2003-W6 Class AV2, 1.47% 1/25/34 (e)	3,474,488	3,486,601
Series 2003-W7:
Class A2, 1.49% 3/1/34 (e)	2,718,269	2,728,814
Class M1, 1.79% 3/1/34 (e)	2,500,000	2,519,663
Series 2003-W9 Class M1, 1.79% 3/25/34 (e)	1,800,000	1,814,642
Series 2004-W5 Class M1, 1.69% 4/25/34 (e)	830,000	828,444
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2001-HE3 Class A1, 1.37% 11/15/31 (e)	351,424	351,785
Series 2002-HE3 Class 2A, 1.5% 10/15/32 (e)	308,301	309,263
Series 2003-HE2 Class A2, 1.48% 4/15/33 (e)	1,580,163	1,585,557
Series 2003-HE3 Class A2, 1.45% 6/15/33 (e)	308,820	309,654
Series 2003-HE4 Class A3, 1.32% 8/15/33 (e)	857,966	857,717
Series 2003-HE5 Class A2B, 4% 8/15/33	746,478	746,068
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE7 Class A3, 1.46% 12/15/33 (e)	$ 2,474,741	$ 2,482,463
Series 2004-HE3 Class M2, 0% 5/26/34 (h)	700,000	699,066
Associates Automobile Receivables Trust Series 2000-1 Class B, 7.83% 8/15/07	1,754,790	1,790,747
Bank One Issuance Trust:
Series 2002-B2 Class B2, 1.44% 5/15/08 (e)	1,100,000	1,103,503
Series 2002-C2 Class C2, 2.09% 5/15/08 (e)	3,590,000	3,618,270
Bayview Commercial Asset Trust Series 2003-2 Class A, 1.68% 12/25/33 (a)(e)	3,974,083	3,984,018
Bayview Financial Asset Trust Series 2000-F Class A, 1.6% 9/28/43 (e)	2,970,817	2,983,699
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.55% 2/28/44 (e)	2,089,691	2,094,670
BMW Vehicle Owner Trust Series 2002-A Class A3, 3.8% 5/25/06	555,170	558,872
Capital Auto Receivables Asset Trust:
Series 2002-4, Class CTFS, 2.62% 3/17/08	1,488,472	1,497,869
Series 2002-5 Class B, 2.8% 4/15/08	1,310,185	1,320,239
Capital One Auto Finance Trust Series 2002-A Class A4, 4.79% 1/15/09	1,900,000	1,959,305
Capital One Master Trust:
Series 1999-3 Class B, 1.58% 9/15/09 (e)	1,000,000	1,001,102
Series 2001-1 Class B, 1.61% 12/15/10 (e)	1,700,000	1,714,011
Series 2001-8A Class A, 4.6% 8/17/09	1,390,000	1,445,333
Series 2002-3A Class B, 4.55% 2/15/08	2,250,000	2,290,156
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.78% 7/15/08 (e)	2,250,000	2,263,383
Series 2003-B1 Class B1, 2.27% 2/17/09 (e)	5,715,000	5,817,128
CDC Mortgage Capital Trust:
Series 2001-HE1 Class A, 1.44% 1/25/32 (e)	687,560	687,813
Series 2002-HE2:
Class A, 1.39% 1/25/33 (e)	343,455	343,891
Class M1, 1.8% 1/25/33 (e)	899,998	906,391
Series 2003-HE4 Class A2, 1.33% 3/25/34 (e)	4,370,549	4,372,759
Chase Credit Card Master Trust Series 2003-6 Class B, 1.45% 2/15/11 (e)	2,150,000	2,166,375
Chase Credit Card Owner Trust Series 2004-1 Class B, 1.3% 5/15/09 (e)	875,000	875,000
Chase Manhattan Auto Owner Trust:
Series 2000-A Class CTFS, 6.48% 6/15/07	265,145	267,490
Series 2001-A Class CTFS, 5.06% 2/15/08	100,327	102,159
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 1.79% 10/15/07 (e)	$ 3,000,000	$ 3,009,807
Series 2002-B1 Class B1, 1.44% 6/25/09 (e)	1,885,000	1,892,372
Series 2002-C1 Class C1, 2.12% 2/9/09 (e)	3,000,000	3,048,482
Series 2003-C1 Class C1, 2.24% 4/7/10 (e)	2,600,000	2,665,917
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 1.51% 12/25/33 (e)	2,598,704	2,603,577
Countrywide Home Loans, Inc.:
Series 2004-2:
Class 3A4, 1.35% 7/25/34 (e)	1,715,000	1,714,464
Class M1, 1.6% 5/25/34 (e)	1,075,000	1,073,992
Series 2004-3 Class 3A4, 1.35% 8/25/34 (e)	2,590,000	2,569,910
Series 2004-4:
Class A, 1.47% 8/25/34 (e)	1,095,319	1,093,265
Class M1, 1.58% 7/25/34 (e)	775,000	774,516
Class M2, 1.63% 6/25/34 (e)	920,000	919,138
Discover Card Master Trust I:
Series 1999-6 Class A, 6.85% 7/17/07	1,400,000	1,451,088
Series 2001-5 Class B, 5.65% 11/15/06	700,000	703,778
Series 2003-4 Class B1, 1.43% 5/16/11 (e)	1,775,000	1,783,072
First USA Secured Note Trust Series 2001-3 Class C, 2.15% 11/19/08 (a)(e)	2,645,000	2,677,133
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	290,000	292,580
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.55% 2/25/34 (e)	150,000	149,883
Class M2, 1.6% 2/25/34 (e)	150,000	149,883
Series 2004-A Class M2, 2.25% 1/25/34 (e)	1,100,000	1,097,714
GS Mortgage Securities Corp. Series 2003-HE2 Class M1, 1.75% 8/25/33 (e)	650,000	653,929
GSAMP NIMS Trust Series 2002-HE2N Class NOTE, 8.25% 10/20/32 (a)	6,518	6,522
GSAMP Trust Series 2002-NC1 Class A2, 1.42% 7/25/32 (e)	549,970	551,897
Home Equity Asset Trust:
Series 2002-2 Class A4, 1.45% 6/25/32 (e)	920,810	922,136
Series 2002-4 Class M2, 3.15% 3/25/33 (e)	400,000	406,684
Series 2002-5 Class A3, 1.62% 5/25/33 (e)	1,833,299	1,846,247
Series 2003-3 Class A4, 1.56% 2/25/33 (e)	1,736,631	1,746,191
Series 2003-5 Class A2, 1.45% 12/25/33 (e)	3,008,906	3,017,458
Series 2003-5N Class A, 7.5% 1/27/34 (a)	150,071	150,822
Series 2003-7 Class A2, 1.48% 3/25/34 (e)	3,038,638	3,049,890
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Home Equity Asset Trust: - continued
Series 2003-8 Class M1, 1.82% 4/25/34 (e)	$ 845,000	$ 850,663
Series 2004-1 Class M2, 2.3% 6/25/34 (e)	655,000	653,630
Series 2004-2 Class A2, 1.39% 7/25/34 (e)	1,741,628	1,741,628
Series 2004-3:
Class M1, 1.66% 8/25/34 (b)(e)	425,000	425,000
Class M2, 2.29% 8/25/34 (b)(e)	465,000	465,000
Class M3, 2.54% 8/25/34 (b)(e)	200,000	200,000
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	225,931	225,931
Series 2003-2N Class A, 8% 9/27/33 (a)	415,563	417,640
Series 2003-3N Class A, 8% 9/27/33 (a)	725,712	729,341
Household Automotive Trust:
Series 2001-1 Class A4, 5.57% 11/19/07	1,265,783	1,296,735
Series 2001-2 Class A4, 5.39% 8/17/08	1,000,000	1,033,443
Series 2002-2 Class A3, 2.85% 3/19/07	2,462,492	2,479,100
Household Home Equity Loan Trust:
Series 2002-1 Class A, 1.47% 12/22/31 (e)	438,570	439,584
Series 2002-3 Class A, 1.55% 7/20/32 (e)	787,947	789,833
Series 2003-1 Class A, 1.45% 10/20/32 (e)	1,859,488	1,863,909
Series 2003-2 Class M, 1.68% 9/20/33 (e)	782,091	784,901
Household Mortgage Loan Trust Series 2003-HC2:
Class A2, 1.43% 6/20/33 (e)	1,735,782	1,740,107
Class M, 1.7% 6/20/33 (e)	1,446,763	1,451,869
Household Private Label Credit Card Master Note Trust I:
Series 2001-2 Class A, 4.95% 6/16/08	1,600,000	1,616,059
Series 2002-2 Class B, 1.65% 1/18/11 (e)	1,000,000	1,008,280
Series 2002-3 Class B, 2.35% 9/15/09 (e)	975,000	987,976
Long Beach Asset Holdings Corp. NIMS Trust Series 2002-3 Class NOTE, 1.65% 8/25/09 (a)(e)	228,108	228,108
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 1.475% 10/15/08 (e)	1,350,000	1,353,717
Series 2001-B2 Class B2, 1.46% 1/15/09 (e)	4,750,000	4,770,663
Series 2002-B1 Class B1, 5.15% 7/15/09	1,025,000	1,071,688
Series 2002-B2 Class B2, 1.48% 10/15/09 (e)	3,600,000	3,619,572
Series 2002-B3 Class B3, 1.5% 1/15/08 (e)	1,100,000	1,103,860
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 1.47% 9/15/10 (e)	1,500,000	1,509,169
Series 1998-G Class B, 1.5% 2/17/09 (e)	1,550,000	1,554,776
Series 1999-G Class A, 6.35% 12/15/06	1,000,000	1,010,643
Series 2000-L Class B, 1.6% 4/15/10 (e)	650,000	655,469
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.6% 7/25/34 (e)	425,000	424,004
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-HE1 Class A1, 1.55% 7/25/34 (e)	$ 3,564,466	$ 3,569,701
Series 2003-OPT1 Class M1, 1.75% 7/25/34 (e)	1,145,000	1,151,955
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	8,770	8,825
Series 2003-HE1 Class M2, 3% 5/25/33 (e)	325,000	329,924
Series 2003-NC5 Class M2, 3.1% 4/25/33 (e)	575,000	588,319
Morgan Stanley Dean Witter Capital I Trust:
Series 2002-AM3 Class A3, 1.59% 2/25/33 (e)	780,493	783,440
Series 2002-HE2 Class M1, 1.8% 8/25/32 (e)	1,150,000	1,157,426
Series 2002-NC1 Class M1, 1.9% 2/25/32 (a)(e)	755,000	763,295
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (a)	102,056	102,279
Series 2003-NC1 Class M1, 2.15% 11/25/32 (e)	535,000	542,225
Series 2003-NC2 Class M2, 3.1% 2/25/33 (e)	615,000	631,584
Morgan Stanley Dean Witter Capital I, Inc.:
Series 2003-NC1N Class NOTE, 9.5% 11/25/32 (a)	616,897	619,017
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	573,116	575,624
Mortgage Asset Backed Securities Trust Series 2002-NC1 Class M1, 1.95% 10/25/32 (e)	1,600,000	1,618,921
Navistar Financial Corp. Owner Trust Series 2001-B Class B, 4.83% 11/17/08	1,693,409	1,722,140
New Century Home Equity Loan Trust Series 2003-2 Class AIO, 4.5% 3/25/05 (e)(g)	25,823,160	854,747
Onyx Acceptance Owner Trust:
Series 2000-D Class A4, 6.85% 8/15/07	936,367	942,507
Series 2001-D Class A3, 3.63% 12/15/05	25,344	25,370
Series 2002-A Class A3, 3.75% 4/15/06	188,560	189,473
Series 2002-C:
Class A3, 3.29% 9/15/06	647,714	652,260
Class A4, 4.07% 4/15/09	970,000	993,190
Series 2003-D Class A3, 2.4% 12/15/07	1,685,000	1,688,224
PP&L Transition Bonds LLC Series 1999-1 Class A5, 6.83% 3/25/07	1,117,131	1,144,812
Providian Gateway Master Trust Series 2002-B Class A, 1.8% 6/15/09 (a)(e)	1,400,000	1,404,099
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,584,624	1,547,298
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	1,290,977	1,274,749
Sears Credit Account Master Trust II:
Series 1996-3 Class A, 7% 7/15/08	81,250	81,822
Series 2001-2 Class B, 1.39% 6/16/08 (e)	1,200,000	1,200,177
Series 2002-4 Class B, 1.525% 8/18/09 (e)	1,100,000	1,103,359
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Sears Credit Account Master Trust II: - continued
Series 2002-5 Class B, 2.35% 11/17/09 (e)	$ 2,200,000	$ 2,206,770
Securitized Asset Back Receivables LLC Trust Series 2004-NC1:
Class A2, 1.35% 2/25/34 (e)	2,585,000	2,583,384
Class M1, 1.62% 2/25/34 (e)	610,000	610,000
SLM Private Credit Student Loan Trust Series 2004-A:
Class B, 1.7% 6/15/33 (e)	400,000	400,906
Class C, 2.07% 6/15/33 (e)	1,020,000	1,021,952
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.55% 3/15/11 (a)(e)	2,520,000	2,523,938
Terwin Mortgage Trust:
Series 2003 8HE, Class A, 1.57% 12/25/34 (e)	1,440,654	1,441,577
Series 2003-4HE Class A1, 1.53% 9/25/34 (e)	3,655,447	3,674,076
Series 2003-6HE Class A1, 1.57% 11/25/33 (e)	1,132,049	1,132,049
Series 2004-1HE Class A1, 1.61% 2/25/35 (a)(e)	1,373,790	1,373,790
Triad Auto Receivables Owner Trust Series 2002-A:
Class A3, 2.62% 2/12/07	2,600,000	2,616,070
Class A4, 3.24% 8/12/09	1,505,000	1,523,034
TOTAL ASSET-BACKED SECURITIES (Cost $237,276,452)		238,241,687
Collateralized Mortgage Obligations - 7.7%

Private Sponsor - 3.4%
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	1,159,066	1,176,824
Series 2002-32 Class 2A3, 5% 1/25/18	478,498	487,692
CS First Boston Mortgage Securities Corp. floater Series 2004-AR4 Class 5A2, 1.47% 5/25/34 (e)	980,000	980,000
Granite Mortgages 2004-1 PLC floater Series 2004-1 Class 1C, 2.01% 3/20/44 (e)	875,000	877,756
Holmes Financing PLC floater Series 8:
Class 1B, 1.2444% 7/15/40 (e)	430,000	430,000
Class 2B, 1.2844% 7/15/40 (e)	565,000	565,000
Class 2C, 1.8344% 7/15/40 (e)	1,295,000	1,295,000
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	421,436	437,371
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 1.49% 3/25/28 (e)	3,207,854	3,218,136
Series 2003-F Class A2, 1.665% 10/25/28 (e)	4,180,832	4,203,206
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.: - continued
Series 2003-E Class XA1, 1% 10/25/28 (e)(g)	$ 17,052,557	$ 267,273
Series 2003-G Class XA1, 1% 1/25/29 (g)	14,910,507	251,615
Series 2003-H Class XA1, 1% 1/25/29 (a)(g)	13,015,593	221,672
Permanent Financing PLC floater:
Series 3 Class 2C, 2.16% 6/10/42 (e)	605,000	605,000
Series 4:
Class 1B, 1.2488% 6/10/42 (e)	415,000	415,000
Class 1M, 1.3388% 6/10/42 (e)	330,000	330,000
Class 2C, 1.8288% 6/10/42 (e)	690,000	690,216
Class 2M, 1.4388% 6/10/42 (e)	345,000	345,108
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	2,420,560	2,523,433
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(g)	59,991,889	667,878
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 1.53% 9/20/33 (e)	1,372,607	1,371,797
Series 2003-6 Class A2, 1.61% 11/20/33 (e)	3,164,747	3,169,692
Series 2003-7 Class A2, 1.5738% 1/20/34 (e)	3,839,287	3,845,886
Series 2004-2 Class A, 1.55% 3/20/34 (e)	1,471,704	1,468,254
Series 2004-3 Class A, 1.53% 5/20/34 (e)	3,565,463	3,559,335
Series 2004-4 Class A, 1.585% 5/20/34 (e)	3,000,000	3,000,000
Series 2003-7 Class X1, 0.8% 1/20/34 (e)(g)	143,462,399	1,665,168
Series 2003-8 Class X1, 0.8% 1/20/34 (e)(g)	77,749,155	834,388
Series 2004-1 Class X1, 0.8% 2/20/34 (g)	18,261,721	231,126
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	521,360	544,003
TOTAL PRIVATE SPONSOR		39,677,829
U.S. Government Agency - 4.3%
Fannie Mae planned amortization class:
Series 1993-183 Class J, 6.5% 11/25/22	2,373,621	2,399,108
Series 1993-187 Class L, 6.5% 7/25/23	2,265,000	2,402,104
Series 1993-206 Class KA, 6.5% 12/25/22	315,806	319,494
Series 1993-78 Class G, 6.5% 11/25/07	41,972	42,020
Series 1994-51 Class PH, 6.5% 1/25/23	136,152	136,974
Series 1994-63 Class PH, 7% 6/25/23	538,819	546,381
Fannie Mae guaranteed REMIC pass thru certificates:
Class 2004-29 Class JZ, 4.5% 5/25/19	3,105,000	3,084,623
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	$ 345,516	$ 349,631
Series 2001-71 Class QD, 6% 4/25/15	2,600,000	2,653,788
Series 2001-80 Class PH, 6% 12/25/27	304,032	304,878
Series 2002-55 Class PA, 5.5% 3/25/18	266,928	267,429
Series 2003-16 Class PA, 4.5% 11/25/09	455,112	463,567
Series 2003-19 Class MJ, 4.25% 5/25/30	2,993,064	3,007,224
sequential pay:
Series 2001-9 Class PB, 6.5% 5/25/27	276,599	277,347
Series 2002-28 Class VB, 6.5% 3/25/20	154,892	154,751
Series 2004-28 Class ZK, 5.5% 5/25/34	1,000,000	995,313
Series 2004-29:
Class ZE, 4.5% 1/25/32	200,000	197,500
Class ZM, 5.5% 5/25/34	400,000	397,750
Series 2004-38 Class ZC, 6.5% 11/25/33	805,000	805,000
Freddie Mac:
planned amortization class Series 2355 Class CD, 6.5% 6/15/30	198,319	200,788
Series 2794 Class ZL, 6% 5/1/34 (b)	400,000	397,750
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1714 Class H, 6.75% 5/15/23	504,614	511,115
Series 2322 Class HC, 6.5% 3/15/30	93,477	94,371
Series 2376 Class JC, 5.5% 2/15/14	1,689,948	1,704,610
Series 2420 Class BE, 6.5% 12/15/30	3,623,132	3,746,332
Series 2443 Class TD, 6.5% 10/15/30	3,253,931	3,368,783
Series 2489 Class PD, 6% 2/15/31	2,525,000	2,642,904
Series 2496 Class OC, 5.5% 9/15/14	10,260,000	10,581,815
sequential pay:
Series 2458 Class VK, 6.5% 3/15/13	2,222,292	2,288,484
Series 2489 Class MA, 5% 12/15/12	83,752	83,751
Series 1803 Class A, 6% 12/15/08	500,114	519,503
Series 2764:
Class DZ, 5% 2/15/33	1,114,069	1,108,499
Class ZA, 5% 10/15/32	197,839	196,788
Class ZB, 5% 3/15/33	337,640	335,635
Class ZC, 4.5% 3/15/19	213,780	212,510
Series 2769 Class ZA, 5% 9/15/32	310,463	308,837
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2780:
Class KZ, 5% 4/15/32	$ 730,000	$ 727,719
Class ZJ, 4.5% 4/15/19	300,000	298,734
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	783,907	799,131
TOTAL U.S. GOVERNMENT AGENCY		48,932,941
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $89,026,974)		88,610,770
Commercial Mortgage Securities - 9.6%

280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0193% 2/3/11 (a)(e)(g)	15,579,789	787,239
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	501,109	530,612
Series 1995-MD4 Class ACS2, 1.9777% 8/13/29 (e)(g)	19,731,081	1,616,270
Series 1997-D5 Class PS1, 1.3146% 2/14/43 (e)(g)	11,019,745	681,406
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 2.0359% 7/11/43 (a)(e)(g)	8,205,000	635,883
Series 2003-1 Class XP1, 1.6731% 9/11/36 (a)(e)(g)	52,955,000	1,468,675
Series 2003-2 Class XP, 0.5864% 3/11/41 (a)(e)(g)	33,365,000	525,239
Series 2004-2 Class XP, 1.161% 11/10/38 (e)(g)	9,040,000	473,894
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 1.42% 9/8/14 (a)(e)	2,100,000	2,100,164
Series 2003-BBA2:
Class A3, 1.42% 11/15/15 (a)(e)	1,145,000	1,145,805
Class C, 1.57% 11/15/15 (a)(e)	235,000	235,799
Class D, 1.65% 11/15/15 (a)(e)	365,000	366,383
Class F, 2% 11/15/15 (a)(e)	260,000	263,118
Class H, 2.5% 11/15/15 (a)(e)	235,000	237,938
Class J, 3.05% 11/15/15 (a)(e)	245,000	248,886
Class K, 3.7% 11/15/15 (a)(e)	220,000	221,160
Bayview Commercial Asset Trust:
floater Series 2004-1:
Class A, 1.46% 4/25/34 (a)(e)	1,591,855	1,591,855
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bayview Commercial Asset Trust: - continued
Class B, 3% 4/25/34 (a)(e)	$ 198,982	$ 198,982
Class M1, 1.66% 4/25/34 (a)(e)	99,491	99,491
Class M2, 2.3% 4/25/34 (a)(e)	99,491	99,491
Series 2004-1 Class IO, 1.25% 4/25/34 (a)(g)	16,852,205	1,129,625
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-HS2A:
Class E, 2% 1/14/16 (a)(e)	350,000	350,000
Class F, 2.15% 1/14/16 (a)(e)	225,000	225,000
Series 2002-TOP8 Class X2, 2.1272% 8/15/38 (a)(e)(g)	9,053,000	869,757
Series 2003-PWR2 Class X2, 0.8582% 5/11/39 (a)(e)(g)	23,310,000	692,274
Series 2003-T12 Class X2, 0.9247% 8/13/39 (a)(e)(g)	15,835,000	514,071
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class B, 1.55% 12/12/13 (a)(e)	425,828	424,645
sequential pay:
Series 1999-2 Class A1, 7.032% 1/15/32	630,402	684,581
Series 2000-3 Class A1, 7.093% 10/15/32	1,208,658	1,310,391
COMM:
floater:
Series 2000-FL3A Class C, 1.86% 11/15/12 (a)(e)	1,974,039	1,966,357
Series 2001-FL5A:
Class A2, 1.65% 11/15/13 (a)(e)	593,744	593,762
Class D, 2.35% 11/15/13 (a)(e)	1,350,000	1,350,644
Series 2002-FL6 Class G, 3% 6/14/14 (a)(e)	800,000	792,487
Series 2002-FL7:
Class D, 1.67% 11/15/14 (a)(e)	520,000	519,569
Class H, 3.35% 11/15/14 (a)(e)	1,232,000	1,220,433
Class MPP, 3.5% 11/15/14 (a)(e)	850,000	850,000
Series 2003-FL9 Class B, 1.6% 11/15/15 (a)(e)	3,930,000	3,942,281
Series 2004-LBN2 Class X2, 1.2765% 3/10/39 (a)(e)(g)	3,535,000	173,579
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	786,242	822,482
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class H230, 3.05% 9/15/11 (a)(e)	700,000	696,516
Series 2003-TF2A:
Class A2, 1.42% 11/15/14 (a)(e)	1,200,000	1,199,410
Class C, 1.65% 11/15/14 (a)(e)	240,000	239,886
Class E, 2.05% 11/15/14 (a)(e)	190,000	190,891
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.: - continued
Series 2003-TF2A:
Class H, 3% 11/15/14 (a)(e)	$ 235,000	$ 234,999
Class K, 4.2% 11/15/14 (a)(e)	350,000	349,999
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	762,276	791,624
Series 2000-C1 Class A1, 7.325% 4/15/62	911,669	986,478
Series 2001-CK3 Class A2, 6.04% 6/15/34	1,050,000	1,108,560
Series 2001-CK6 Class AX, 0.645% 9/15/18 (g)	20,132,762	784,111
Series 2003-C3 Class ASP, 1.9634% 5/15/38 (a)(e)(g)	26,520,000	2,039,351
Series 2003-C4 Class ASP, 0.6008% 8/15/36 (a)(e)(g)	19,040,000	422,870
Series 2003-C5 Class ASP, 0.8427% 12/15/36 (a)(e)(g)	20,215,000	737,766
Series 2004-C1 Class ASP, 1.2154% 1/15/37 (a)(e)(g)	17,340,000	800,811
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	485,000	502,138
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1A, 7.45% 6/10/33	857,921	909,717
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (a)	329,374	351,943
Equitable Life Assurance Society of the United States sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	1,000,000	1,079,816
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay:
Series 1997-C1 Class A2, 7.3% 4/18/29	8,371	8,364
Series 1997-C2 Class A3, 6.65% 11/18/29	2,780,000	3,011,232
FMAC Loan Receivables Trust sequential pay Series 1998-CA Class A1, 5.99% 11/15/04 (a)	41,478	37,123
Franchise Loan Trust sequential pay Series 1998-I Class A1, 6.24% 7/15/04 (a)	121,871	113,340
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.5342% 5/15/33 (a)(e)(g)	11,880,586	492,507
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.1954% 11/10/38 (e)(g)	13,460,000	724,160
GGP Mall Properties Trust floater Series 2001-C1A:
Class A1, 1.7% 11/15/11 (a)(e)	41,160	41,390
Class A3 1.8% 2/15/14 (a)(e)	944,974	950,171
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C2 Class X2, 0.3887% 5/10/40 (g)	56,940,000	637,694
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2003-C3 Class X2, 0.985% 12/10/38 (e)(g)	$ 21,235,000	$ 765,069
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB 5.857% 11/11/19 (a)	1,150,000	1,153,774
Series 2003-C1 Class XP, 2.2433% 7/5/35 (a)(e)(g)	13,440,000	1,190,213
Series 2003-C2 Class XP, 1.1451% 1/5/36 (a)(e)(g)	24,935,000	1,231,737
GS Mortgage Securities Corp. floater Series 2003-HE1 Class M2, 3% 6/20/33 (e)	1,810,000	1,852,357
GS Mortgage Securities Corp. II:
sequential pay:
Series 2003-C1 Class A2A, 3.59% 1/10/40	1,705,000	1,690,660
Series 2004-C1 Class A1, 3.659% 10/10/28	5,000,000	4,917,559
Series 2004-C1 Class X2, 1.0222% 10/10/28 (a)(e)(g)	13,585,000	558,259
GS Mortgage Trust II floater Series 2001-FL4A Class D, 2.01% 12/15/10 (a)(e)	51,024	50,969
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	752,348	813,562
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/3/15 (a)	624,199	674,570
J.P. Morgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C3 Class X2, 1.327% 7/12/35 (a)(e)(g)	7,000,723	352,543
Series 2003-CB7 Class X2, 0.8684% 1/12/38 (a)(e)(g)	20,635,000	792,458
Series 2003-LN1 Class X2, 0.737% 10/15/37 (a)(e)(g)	29,610,000	968,665
Series 2004-C1 Class X2, 1.2011% 1/15/38 (e)(g)	4,490,000	229,968
Series 2004-CB8 Class X2, 1.3856% 1/12/39 (a)(e)(g)	5,480,000	312,141
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 1997-C5 Class A2, 7.069% 9/15/29	379,755	391,450
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2003-C3 Class A2, 3.086% 5/15/27	1,465,000	1,419,864
Series 2003-C5 Class A2, 3.478% 7/15/27	4,605,000	4,511,264
Series 2002-C4 Class XCP, 1.476% 10/15/35 (a)(e)(g)	13,355,000	849,546
Series 2002-C7 Class XCP, 1.1897% 1/15/36 (a)(g)	14,590,000	619,226
Series 2003-C1 Class XCP, 1.4818% 12/15/36 (a)(e)(g)	7,565,000	435,059
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C1 Class XCP, 1.0545% 1/15/36 (a)(e)(g)	$ 13,850,000	$ 691,877
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (a)(g)	11,720,000	665,766
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2001-LLFA Class A, 1.34% 8/16/13 (a)(e)	659,165	659,140
Series 2002-LLFA Class A, 1.39% 6/14/17 (a)(e)	334,087	334,084
Merrill Lynch Mortgage Trust:
sequential pay Series 2004-MKB1 Class A2, 4.353% 2/12/42 (b)	3,500,000	3,501,914
Series 2002-MW1 Class XP, 1.616% 7/12/34 (a)(e)(g)	6,130,159	385,151
Morgan Stanley Capital I, Inc.:
sequential pay:
Series 1999-CAM1 Class A2, 6.76% 3/15/32	152,262	163,614
Series 1999-LIFE Class A1, 6.97% 4/15/33	684,567	742,093
Series 1997-RR:
Class B, 7.31% 4/30/39 (a)(e)	711,607	733,584
Class C, 7.44% 4/30/39 (a)(e)	1,275,066	1,325,143
Series 1999-1NYP Class F, 7.4888% 5/3/30 (a)(e)	1,690,000	1,776,019
Series 2003-IQ5 Class X2, 1.1298% 4/15/38 (a)(e)(g)	10,090,000	496,330
Series 2003-IQ6 Class X2, 0.6313% 12/15/41 (a)(e)(g)	16,995,000	587,267
Series 2004-TOP13, Class X2, 1.2196% 9/13/45 (a)(e)(g)	9,350,000	483,108
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF:
Class D, 2% 8/5/14 (a)(e)	1,591,511	1,599,589
Class F, 3.25% 8/5/14 (a)(e)	2,296,879	2,345,897
Series 2003-HQ2 Class X2, 1.5793% 3/12/35 (a)(e)(g)	13,498,875	951,665
Series 2003-TOP9 Class X2, 1.6792% 11/13/36 (a)(e)(g)	9,055,000	635,772
Mortgage Capital Funding, Inc. sequential pay Series 1996-MC1 Class A2B, 7.9% 2/15/06	729,515	785,483
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	681,014	730,356
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA Class C, 1.9% 2/15/13 (a)(e)	1,364,000	1,363,659
STRIPs III Ltd./STRIPs III Corp. floater Series 2004-1A Class A, 1.58% 3/24/18 (a)(e)	1,978,746	1,978,746
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A1, 6.537% 11/15/04 (a)	$ 4,780,000	$ 4,887,391
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	1,555,000	1,655,228
Wachovia Bank Commercial Mortgage Trust:
floater Series 2004-WHL3:
Class A2, 1.28% 3/15/14 (a)(e)	735,000	735,000
Class E, 1.6% 3/15/14 (a)(e)	460,000	460,000
Class F, 1.65% 3/15/14 (a)(e)	365,000	365,000
Class G, 1.88% 3/15/14 (a)(e)	185,000	185,000
Series 2003-C8 Class XP, 0.7463% 11/15/35 (a)(e)(g)	13,550,000	374,454
Series 2003-C9 Class XP, 0.7143% 12/15/35 (a)(e)(g)	9,055,000	268,933
Series 2004-C10 Class XP, 1.025% 2/15/41 (a)(e)(g)	6,460,000	315,786
Series 2004-WHL3X Class 1A, 1.0319% 3/15/14 (a)(e)(g)	82,175,000	1,118,073
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $110,269,551)		110,485,130
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic 5.625% 7/23/07	740,000	782,088
United Mexican States 4.625% 10/8/08	3,190,000	3,174,050
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,904,708)		3,956,138
Fixed-Income Funds - 14.8%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $171,100,053)	1,721,452	171,542,692
Cash Equivalents - 7.5%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.05%, dated 4/30/04 due 5/3/04) (Cost $86,280,000)	$ 86,287,550	$ 86,280,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,166,490,368)		1,170,555,396
NET OTHER ASSETS - (1.3)%		(14,542,962)
NET ASSETS - 100%		$ 1,156,012,434
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
117 Eurodollar 90 Day Index Contracts	June 2004	$ 116,610,975	$ 71,007
117 Eurodollar 90 Day Index Contracts	Sept. 2004	116,492,513	57,845
117 Eurodollar 90 Day Index Contracts	Dec. 2004	116,356,500	44,982
117 Eurodollar 90 Day Index Contracts	March 2005	116,217,563	23,470
138 Eurodollar 90 Day Index Contracts	June 2005	136,920,150	69,874
138 Eurodollar 90 Day Index Contracts	Sept. 2005	136,787,325	26,324
138 Eurodollar 90 Day Index Contracts	Dec. 2005	136,673,475	(5,914)
138 Eurodollar 90 Day Index Contracts	March 2006	136,582,050	(28,939)
138 Eurodollar 90 Day Index Contracts	June 2006	136,500,975	(54,402)
138 Eurodollar 90 Day Index Contracts	Sept. 2006	136,428,525	(139,239)
138 Eurodollar 90 Day Index Contracts	Dec. 2006	136,359,525	(150,814)
138 Eurodollar 90 Day Index Contracts	March 2007	136,302,600	(18,060)
138 Eurodollar 90 Day Index Contracts	June 2007	136,249,125	(355,902)
			$ (459,768)
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swap
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Devon Energy Corp., par value of the notional amount of Devon Energy Corp. 7.95% 4/15/32	June 2006	$ 800,000	$ 553
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	1,300,000	(5,025)
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	500,000	(1,937)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,000,000	(316)
Receive quarterly notional amount multiplied by .5% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	June 2009	1,500,000	1,689
Receive quarterly notional amount multiplied by .53% and pay Deutsche Bank upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	1,200,000	6,138
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc., upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	900,000	2,531
Receive quarterly notional amount multiplied by .565% and pay Morgan Stanley, Inc. upon default event of Walt Disney Co., par value of the notional amount of Walt Disney Co. 6.375% 3/1/12	March 2009	2,600,000	23,004
Swap Agreements - continued
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swap - continued
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon default event of Raytheon Co., par value of the notional amount of Raytheon Co. 6.55% 3/15/10	March 2009	$ 1,600,000	$ 2,045
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.12% 7/25/35	August 2007	400,000	5,244
TOTAL CREDIT DEFAULT SWAP		11,800,000	33,926
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.385% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	April 2006	22,000,000	(82,565)
Receive quarterly a fixed rate equal to 2.849% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2007	6,000,000	(86,502)
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	21,470,000	(58,997)
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	8,280,000	(24,305)
TOTAL INTEREST RATE SWAP		57,750,000	(252,369)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	August 2004	5,300,000	(173,972)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	4,045,000	(123,988)
Swap Agreements - continued
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Total Return Swap - continued
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	$ 2,600,000	$ (85,344)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	6,000,000	(25,916)
TOTAL TOTAL RETURN SWAP		17,945,000	(409,220)
		$ 87,495,000	$ (627,663)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $107,931,181 or 9.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,579,325.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $422,809.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $411,982,598 and $428,013,448, respectively, of which long-term U.S. government and government agency obligations aggregated $241,931,550 and $277,900,091, respectively.

Income Tax Information

At October 31, 2003, the fund had a capital loss carryforward of approximately $11,617,000 of which $2,265,000, $3,149,000, $2,459,000 and $3,744,000 will expire on October 31, 2004, 2005, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $86,280,000) (cost $1,166,490,368) - See accompanying schedule		$ 1,170,555,396
Cash		161,806
Receivable for investments sold		167,477
Receivable for swap agreements		28,142
Receivable for fund shares sold		5,614,480
Interest receivable		8,635,279
Receivable for daily variation on futures contracts		194,439
Prepaid expenses		4,118
Total assets		1,185,361,137

Liabilities
Payable for investments purchased Regular delivery	$ 2,305,565
Delayed delivery	16,052,206
Payable for fund shares redeemed	8,959,436
Distributions payable	353,886
Unrealized loss on swap agreements	627,663
Accrued management fee	413,523
Distribution fees payable	393,221
Other affiliated payables	211,237
Other payables and accrued expenses	31,966
Total liabilities		29,348,703

Net Assets		$ 1,156,012,434
Net Assets consist of:
Paid in capital		$ 1,165,882,978
Undistributed net investment income		2,929,375
Accumulated undistributed net realized gain (loss) on investments		(15,777,516)
Net unrealized appreciation (depreciation) on investments		2,977,597
Net Assets		$ 1,156,012,434

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($211,091,162 ÷ 22,128,146 shares)	$ 9.54

Maximum offering price per share (100/98.50 of $9.54)	$ 9.69
Class T: Net Asset Value and redemption price per share ($488,223,598 ÷ 51,139,925 shares)	$ 9.55

Maximum offering price per share (100/98.50 of $9.55)	$ 9.70
Class B: Net Asset Value and offering price per share ($50,720,154 ÷ 5,307,856 shares) A	$ 9.56

Class C: Net Asset Value and offering price per share ($316,785,005 ÷ 33,174,926 shares) A	$ 9.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($89,192,515 ÷ 9,343,737 shares)	$ 9.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Interest		$ 17,468,254
Security lending		13,562
Total income		17,481,816

Expenses
Management fee	$ 2,459,917
Transfer agent fees	1,104,623
Distribution fees	2,413,815
Accounting and security lending fees	128,947
Non-interested trustees' compensation	3,643
Custodian fees and expenses	24,490
Registration fees	94,110
Audit	26,705
Legal	3,589
Miscellaneous	9,630
Total expenses before reductions	6,269,469
Expense reductions	(2,292)	6,267,177
Net investment income (loss)		11,214,639
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,384,036
Futures contracts	52,507
Swap agreements	475,645
Total net realized gain (loss)		3,912,188
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,583,176)
Futures contracts	(552,438)
Swap agreements	(739,038)
Total change in net unrealized appreciation (depreciation)		(5,874,652)
Net gain (loss)		(1,962,464)
Net increase (decrease) in net assets resulting from operations		$ 9,252,175

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,214,639	$ 26,028,484
Net realized gain (loss)	3,912,188	12,524,137
Change in net unrealized appreciation (depreciation)	(5,874,652)	(2,717,720)
Net increase (decrease) in net assets resulting from operations	9,252,175	35,834,901
Distributions to shareholders from net investment income	(10,186,200)	(27,246,649)
Share transactions - net increase (decrease)	1,455,316	300,204,128
Total increase (decrease) in net assets	521,291	308,792,380

Net Assets
Beginning of period	1,155,491,143	846,698,763
End of period (including undistributed net investment income of $2,929,375 and undistributed net investment income of $1,900,936, respectively)	$ 1,156,012,434	$ 1,155,491,143

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 9.44	$ 9.49	$ 9.12	$ 9.15	$ 9.38
Income from Investment Operations
Net investment income (loss) E	.105	.261	.381 G	.523	.551	.518
Net realized and unrealized gain (loss)	(.018)	.128	(.034) G	.386	(.028)	(.233)
Total from investment operations	.087	.389	.347	.909	.523	.285
Distributions from net investment income	(.097)	(.279)	(.397)	(.539)	(.553)	(.515)
Net asset value, end of period	$ 9.54	$ 9.55	$ 9.44	$ 9.49	$ 9.12	$ 9.15
Total Return B, C, D	.91%	4.16%	3.78%	10.22%	5.91%	3.12%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A	.81%	.80%	.85%	.83%	.82%
Expenses net of voluntary waivers, if any	.83% A	.81%	.80%	.85%	.83%	.82%
Expenses net of all reductions	.83% A	.81%	.80%	.84%	.83%	.80%
Net investment income (loss)	2.21% A	2.74%	4.09% G	5.63%	6.05%	5.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 211,091	$ 186,290	$ 106,018	$ 38,240	$ 16,698	$ 17,835
Portfolio turnover rate	77% A	102%	111%	145%	115%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 9.45	$ 9.50	$ 9.13	$ 9.15	$ 9.38
Income from Investment Operations
Net investment income (loss) E	.106	.261	.381 G	.525	.550	.523
Net realized and unrealized gain (loss)	(.009)	.118	(.036) G	.383	(.019)	(.238)
Total from investment operations	.097	.379	.345	.908	.531	.285
Distributions from net investment income	(.097)	(.279)	(.395)	(.538)	(.551)	(.515)
Net asset value, end of period	$ 9.55	$ 9.55	$ 9.45	$ 9.50	$ 9.13	$ 9.15
Total Return B, C, D	1.02%	4.04%	3.75%	10.21%	6.00%	3.12%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A	.82%	.82%	.85%	.84%	.84%
Expenses net of voluntary waivers, if any	.83% A	.82%	.82%	.85%	.84%	.84%
Expenses net of all reductions	.83% A	.82%	.82%	.85%	.83%	.83%
Net investment income (loss)	2.21% A	2.73%	4.07% G	5.62%	6.05%	5.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 488,224	$ 468,931	$ 388,495	$ 309,958	$ 279,306	$ 309,670
Portfolio turnover rate	77% A	102%	111%	145%	115%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.56	$ 9.46	$ 9.43
Income from Investment Operations
Net investment income (loss) E	.067	.183	.281 H
Net realized and unrealized gain (loss)	(.008)	.120	(.234) H
Total from investment operations	.059	.303	.047
Distributions from net investment income	(.059)	(.203)	(.017)
Net asset value, end of period	$ 9.56	$ 9.56	$ 9.46
Total Return B, C, D	.61%	3.23%	.50%
Ratios to Average Net Assets G
Expenses before expense reductions	1.63% A	1.61%	1.86% A
Expenses net of voluntary waivers, if any	1.63% A	1.61%	1.65% A
Expenses net of all reductions	1.63% A	1.61%	1.65% A
Net investment income (loss)	1.41% A	1.94%	3.59% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,720	$ 49,353	$ 3,811
Portfolio turnover rate	77% A	102%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 9, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 9.45	$ 9.50	$ 9.13	$ 9.16	$ 9.38
Income from Investment Operations
Net investment income (loss) E	.067	.182	.304 G	.448	.467	.434
Net realized and unrealized gain (loss)	(.009)	.118	(.037) G	.383	(.021)	(.222)
Total from investment operations	.058	.300	.267	.831	.446	.212
Distributions from net investment income	(.058)	(.200)	(.317)	(.461)	(.476)	(.432)
Net asset value, end of period	$ 9.55	$ 9.55	$ 9.45	$ 9.50	$ 9.13	$ 9.16
Total Return B, C, D	.61%	3.19%	2.90%	9.30%	5.01%	2.31%
Ratios to Average Net Assets F
Expenses before expense reductions	1.66% A	1.64%	1.64%	1.68%	1.68%	1.73%
Expenses net of voluntary waivers, if any	1.66% A	1.64%	1.64%	1.68%	1.68%	1.73%
Expenses net of all reductions	1.65% A	1.64%	1.63%	1.68%	1.67%	1.72%
Net investment income (loss)	1.39% A	1.91%	3.25% G	4.80%	5.21%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 316,785	$ 359,779	$ 283,046	$ 99,486	$ 50,824	$ 30,428
Portfolio turnover rate	77% A	102%	111%	145%	115%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 9.45	$ 9.50	$ 9.13	$ 9.15	$ 9.38
Income from Investment Operations
Net investment income (loss) D	.115	.278	.397 F	.540	.564	.534
Net realized and unrealized gain (loss)	(.009)	.119	(.034) F	.387	(.015)	(.236)
Total from investment operations	.106	.397	.363	.927	.549	.298
Distributions from net investment income	(.106)	(.297)	(.413)	(.557)	(.569)	(.528)
Net asset value, end of period	$ 9.55	$ 9.55	$ 9.45	$ 9.50	$ 9.13	$ 9.15
Total Return B, C	1.11%	4.24%	3.95%	10.43%	6.21%	3.27%
Ratios to Average Net Assets E
Expenses before expense reductions	.64% A	.63%	.64%	.66%	.67%	.71%
Expenses net of voluntary waivers, if any	.64% A	.63%	.64%	.66%	.67%	.71%
Expenses net of all reductions	.64% A	.63%	.63%	.66%	.67%	.70%
Net investment income (loss)	2.40% A	2.92%	4.25% F	5.81%	6.21%	5.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,193	$ 91,138	$ 65,330	$ 23,301	$ 7,655	$ 6,805
Portfolio turnover rate	77% A	102%	111%	145%	115%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 10,433,462
Unrealized depreciation	(5,153,127)
Net unrealized appreciation (depreciation)	$ 5,280,335
Cost for federal income tax purposes	$ 1,165,275,061

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held

Semiannual Report

2. Operating Policies - continued

Repurchase Agreements - continued

in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

2. Operating Policies - continued

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 148,084	$ 917
Class T	0%	.15%	359,462	21,526
Class B	.65%	.25%	223,258	161,516
Class C	.75%	.25%	1,683,011	584,866
			$ 2,413,815	$ 768,825

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 69,550
Class T	42,206
Class B*	59,918
Class C*	107,739
$ 279,413

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 201,052.20
Class T	482,078.20
Class B	61,665.25
Class C	286,297.17
Institutional Class	73,531.16
	$ 1,104,623

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,404,533 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending - continued

market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,292.

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 10% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 1,992,815	$ 4,157,590
Class T	4,853,024	13,023,102
Class B	303,269	541,261
Class C	2,026,874	7,051,516
Institutional Class	1,010,218	2,473,180
Total	$ 10,186,200	$ 27,246,649

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	8,249,676	20,802,909	$ 79,249,730	$ 198,897,539
Reinvestment of distributions	168,253	344,259	1,614,804	3,291,947
Shares redeemed	(5,806,810)	(12,855,965)	(55,741,515)	(122,878,485)
Net increase (decrease)	2,611,119	8,291,203	$ 25,123,019	$ 79,311,001
Class T
Shares sold	16,719,872	37,820,298	$ 160,750,066	$ 361,699,855
Reinvestment of distributions	436,796	1,149,084	4,196,438	10,991,925
Shares redeemed	(15,107,885)	(30,982,503)	(145,112,130)	(296,311,977)
Net increase (decrease)	2,048,783	7,986,879	$ 19,834,374	$ 76,379,803
Class B
Shares sold	1,429,785	6,189,378	$ 13,754,905	$ 59,258,449
Reinvestment of distributions	25,739	45,938	247,520	440,440
Shares redeemed	(1,309,866)	(1,475,998)	(12,589,613)	(14,147,798)
Net increase (decrease)	145,658	4,759,318	$ 1,412,812	$ 45,551,091
Class C
Shares sold	4,848,313	23,921,233	$ 46,609,530	$ 228,874,396
Reinvestment of distributions	132,548	469,309	1,273,568	4,490,147
Shares redeemed	(9,464,307)	(16,674,118)	(90,908,585)	(159,470,102)
Net increase (decrease)	(4,483,446)	7,716,424	$ (43,025,487)	$ 73,894,441
Institutional Class
Shares sold	3,356,653	8,171,676	$ 32,242,244	$ 78,200,044
Reinvestment of distributions	60,465	141,892	580,816	1,357,285
Shares redeemed	(3,615,186)	(5,685,068)	(34,712,462)	(54,489,537)
Net increase (decrease)	(198,068)	2,628,500	$ (1,889,402)	$ 25,067,792

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management &
Research (U.K.) Inc.

Fidelity Management &
Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SFII-USAN-0604
1.784906.101

Fidelity® Advisor

Short Fixed-Income

Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of April 30, 2004*	As of October 31, 2003**
U.S. Government and U.S. Government Agency Obligations 26.3%	U.S. Government and U.S. Government Agency Obligations 28.4%
AAA 24.3%	AAA 21.3%
AA 5.5%	AA 3.8%
A 15.6%	A 15.7%
BBB 15.8%	BBB 14.3%
BB and Below 1.2%	BB and Below 2.1%
Not Rated 1.1%	Not Rated 4.4%
Short-Term Investments and Net Other Assets 10.2%	Short-Term Investments and Net Other Assets 10.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of April 30, 2004
6 months ago
Years	2.5	2.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2004
6 months ago
Years	1.9	1.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2004 *		As of October 31, 2003**
	Corporate Bonds 22.0%		Corporate Bonds 23.8%
	U.S. Government and U.S. Government Agency Obligations 26.3%		U.S. Government and U.S. Government Agency Obligations 28.4%
	Asset-Backed Securities 26.2%		Asset-Backed Securities 25.9%
	CMOs and Other Mortgage Related Securities 15.0%		CMOs and Other Mortgage Related Securities 11.5%
	Other Investments 0.3%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets 10.2%		Short-Term Investments and Net Other Assets 10.0%
* Foreign investments	4.7%	** Foreign investments	4.0%
* Futures and Swaps	19.4%	** Futures and Swaps	12.8%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.3%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 650,000	$ 638,474
4.75% 1/15/08	2,250,000	2,282,567
6.9% 9/1/04	1,500,000	1,523,289
7.4% 1/20/05	400,000	415,254
7.75% 6/15/05	1,100,000	1,166,954
		6,026,538
Media - 3.0%
AOL Time Warner, Inc.:
5.625% 5/1/05	1,150,000	1,191,732
6.15% 5/1/07	1,825,000	1,952,491
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	2,350,000	2,575,917
Continental Cablevision, Inc.:
8.3% 5/15/06	3,200,000	3,525,882
9% 9/1/08	1,400,000	1,648,779
Cox Communications, Inc.:
6.875% 6/15/05	2,025,000	2,125,705
7.5% 8/15/04	1,450,000	1,473,258
7.75% 8/15/06	600,000	662,174
Cox Enterprises, Inc. 4.375% 5/1/08 (a)	1,370,000	1,376,716
Liberty Media Corp. 2.61% 9/17/06 (e)	4,000,000	4,069,936
News America, Inc. 6.625% 1/9/08	3,000,000	3,273,951
TCI Communications, Inc. 8% 8/1/05	3,610,000	3,853,924
Time Warner, Inc. 7.75% 6/15/05	5,050,000	5,331,093
Univision Communications, Inc.:
3.5% 10/15/07	535,000	529,178
3.875% 10/15/08	585,000	574,795
		34,165,531
Specialty Retail - 0.0%
Boise Cascade Corp. 7.5% 2/1/08	525,000	564,424
Textiles Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc. 7.5% 6/15/04	800,000	805,042
TOTAL CONSUMER DISCRETIONARY		41,561,535
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.2%
Fred Meyer, Inc. 7.375% 3/1/05	2,510,000	2,620,395
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - 0.3%
Kraft Foods, Inc. 5.25% 6/1/07	$ 3,265,000	$ 3,430,842
Tobacco - 0.4%
Altria Group, Inc. 5.625% 11/4/08	2,000,000	2,053,036
Philip Morris Companies, Inc. 6.375% 2/1/06	2,000,000	2,097,400
		4,150,436
TOTAL CONSUMER STAPLES		10,201,673
ENERGY - 0.5%
Energy Equipment & Services - 0.2%
Cooper Cameron Corp. 2.65% 4/15/07	1,335,000	1,304,182
Petroliam Nasional BHD (Petronas) yankee 8.875% 8/1/04 (a)	1,135,000	1,153,093
		2,457,275
Oil & Gas - 0.3%
Duke Energy Field Services LLC 5.75% 11/15/06	695,000	733,819
Kerr-McGee Corp. 5.375% 4/15/05	1,375,000	1,411,715
Pemex Project Funding Master Trust 2.64% 1/7/05 (a)(e)	1,700,000	1,715,300
		3,860,834
TOTAL ENERGY		6,318,109
FINANCIALS - 10.3%
Capital Markets - 1.5%
ABN-AMRO Bank NV, Chicago 7.25% 5/31/05	610,000	643,427
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	2,750,000	2,664,230
4.25% 9/4/12 (e)	1,285,000	1,291,518
Goldman Sachs Group LP 7.2% 11/1/06 (a)	500,000	550,291
Goldman Sachs Group, Inc. 4.125% 1/15/08	2,995,000	3,035,666
J.P. Morgan Chase & Co. 3.5% 3/15/09	2,620,000	2,534,268
Lehman Brothers Holdings, Inc.:
4% 1/22/08	300,000	302,837
6.25% 5/15/06	2,795,000	2,987,852
6.625% 2/5/06	120,000	128,186
Merrill Lynch & Co., Inc. 3.7% 4/21/08	1,400,000	1,389,758
Morgan Stanley 6.1% 4/15/06	1,800,000	1,918,336
		17,446,369
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Commercial Banks - 0.9%
Australia & New Zealand Banking Group Ltd. yankee 7.55% 9/15/06	$ 405,000	$ 445,152
Bank of America Corp.:
3.875% 1/15/08	275,000	277,160
7.125% 9/15/06	1,750,000	1,916,163
Corporacion Andina de Fomento yankee 7.25% 3/1/07	965,000	1,051,851
First National Boston Corp. 7.375% 9/15/06	1,145,000	1,266,972
Korea Development Bank:
3.875% 3/2/09	2,700,000	2,625,923
7.375% 9/17/04	810,000	820,290
Mellon Bank NA, Pittsburgh 6.5% 8/1/05	2,000,000	2,103,574
		10,507,085
Consumer Finance - 2.3%
American General Finance Corp. 4.5% 11/15/07	1,115,000	1,148,427
Ford Motor Credit Co.:
6.5% 1/25/07	4,215,000	4,469,776
6.875% 2/1/06	5,800,000	6,139,161
General Motors Acceptance Corp.:
6.125% 2/1/07	400,000	422,238
6.125% 8/28/07	1,900,000	2,007,745
6.75% 1/15/06	5,907,000	6,254,952
Household Finance Corp.:
4.125% 12/15/08	705,000	704,698
4.625% 1/15/08	818,000	841,242
5.75% 1/30/07	745,000	793,412
Household International, Inc. 8.875% 2/15/08	2,025,000	2,234,970
John Deere Capital Corp. 1.71% 9/17/04 (e)	1,300,000	1,302,373
		26,318,994
Diversified Financial Services - 3.0%
Citigroup, Inc. 6.75% 12/1/05	4,100,000	4,383,359
Delta Air Lines, Inc. pass thru trust certificates 7.379% 5/18/10	848,394	828,475
Deutsche Telekom International Finance BV:
3.875% 7/22/08	2,425,000	2,411,937
8.25% 6/15/05	4,190,000	4,460,108
NiSource Finance Corp. 3.2% 11/1/06	1,085,000	1,085,173
Pemex Project Funding Master Trust 6.125% 8/15/08	2,535,000	2,636,400
Powergen US Funding LLC 4.5% 10/15/04	4,240,000	4,284,592
Prime Property Funding II 6.25% 5/15/07	1,000,000	1,082,666
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Sprint Capital Corp.:
6% 1/15/07	$ 2,240,000	$ 2,381,064
7.125% 1/30/06	1,925,000	2,065,011
Telecom Italia Capital 4% 11/15/08 (a)	3,100,000	3,072,878
Verizon Global Funding Corp.:
4% 1/15/08	1,250,000	1,263,043
6.125% 6/15/07	4,840,000	5,221,445
		35,176,151
Insurance - 0.3%
Allstate Corp. 7.875% 5/1/05	535,000	565,622
MetLife, Inc. 3.911% 5/15/05	2,750,000	2,798,158
Travelers Property Casualty Corp. 3.75% 3/15/08	530,000	528,871
		3,892,651
Real Estate - 1.7%
AMB Property LP 7.2% 12/15/05	1,000,000	1,077,220
Arden Realty LP 8.875% 3/1/05	2,045,000	2,152,870
AvalonBay Communities, Inc. 5% 8/1/07	915,000	956,990
BRE Properties, Inc. 5.95% 3/15/07	575,000	612,776
Camden Property Trust 5.875% 6/1/07	580,000	618,370
CarrAmerica Realty Corp. 5.25% 11/30/07	1,745,000	1,831,798
CenterPoint Properties Trust 6.75% 4/1/05	470,000	486,489
Duke Realty LP 6.875% 3/15/05	1,200,000	1,249,411
EOP Operating LP:
6.625% 2/15/05	500,000	517,636
6.763% 6/15/07	1,625,000	1,775,470
7.75% 11/15/07	650,000	735,775
8.375% 3/15/06	1,500,000	1,647,417
ERP Operating LP 7.1% 6/23/04	1,700,000	1,712,600
Gables Realty LP:
5.75% 7/15/07	1,220,000	1,290,431
7.25% 2/15/06	2,200,000	2,355,368
Merry Land & Investment Co., Inc. 7.25% 6/15/05	600,000	631,798
		19,652,419
Thrifts & Mortgage Finance - 0.6%
Abbey National PLC 6.69% 10/17/05	200,000	212,663
Countrywide Home Loans, Inc.:
1.6% 6/2/06 (e)	1,250,000	1,258,635
5.5% 8/1/06	1,290,000	1,357,486
5.625% 5/15/07	745,000	790,295
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
4.375% 1/15/08	$ 700,000	$ 711,362
5.625% 1/15/07	2,000,000	2,118,476
		6,448,917
TOTAL FINANCIALS		119,442,586
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.5%
Bombardier Capital, Inc. 6.125% 6/29/06 (a)	4,050,000	4,255,452
Raytheon Co. 6.75% 8/15/07	900,000	986,278
		5,241,730
Air Freight & Logistics - 0.1%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	659,683	690,616
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	1,100,000	1,135,827
Industrial Conglomerates - 0.5%
Tyco International Group SA yankee 6.375% 6/15/05	6,100,000	6,345,415
TOTAL INDUSTRIALS		13,413,588
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
Motorola, Inc. 6.75% 2/1/06	4,950,000	5,257,583
MATERIALS - 0.6%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (a)	855,000	941,184
Paper & Forest Products - 0.5%
Boise Cascade Corp.:
7.43% 10/10/05	1,540,000	1,598,597
8% 2/24/06	745,000	784,456
International Paper Co. 4.25% 1/15/09	435,000	431,677
Weyerhaeuser Co. 5.95% 11/1/08	3,245,000	3,464,833
		6,279,563
TOTAL MATERIALS		7,220,747
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.9%
British Telecommunications PLC 7.875% 12/15/05	$ 2,200,000	$ 2,381,126
France Telecom SA 8.2% 3/1/06	4,750,000	5,166,314
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	2,220,000	2,365,137
Telefonica Europe BV 7.35% 9/15/05	180,000	191,804
		10,104,381
Wireless Telecommunication Services - 0.6%
America Movil SA de CV 4.125% 3/1/09 (a)	2,825,000	2,708,328
AT&T Wireless Services, Inc.:
7.35% 3/1/06	1,000,000	1,082,068
7.5% 5/1/07	1,590,000	1,765,608
Vodafone Group PLC 7.625% 2/15/05	1,800,000	1,880,071
		7,436,075
TOTAL TELECOMMUNICATION SERVICES		17,540,456
UTILITIES - 2.2%
Electric Utilities - 1.9%
Cleveland Electric Illuminating Co./Toledo Edison Co. 7.67% 7/1/04	5,035,000	5,081,382
DTE Energy Co. 6.45% 6/1/06	1,510,000	1,604,158
Duke Capital Corp.:
4.37% 3/1/09	2,045,000	2,004,806
6.25% 7/15/05	1,493,000	1,556,567
FirstEnergy Corp. 5.5% 11/15/06	4,095,000	4,272,879
FPL Group Capital, Inc. 3.25% 4/11/06	705,000	712,646
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	705,000	720,588
Monongahela Power Co. 5% 10/1/06	2,015,000	2,042,706
Pacific Gas & Electric Co.:
1.81% 4/3/06 (e)	1,550,000	1,550,598
3.6% 3/1/09	340,000	329,805
Progress Energy, Inc. 6.75% 3/1/06	1,500,000	1,602,530
Southwestern Public Service Co. 5.125% 11/1/06	650,000	680,123
		22,158,788
Gas Utilities - 0.3%
Consolidated Natural Gas Co. 7.375% 4/1/05	1,100,000	1,151,614
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Gas Utilities - continued
Kinder Morgan Energy Partners LP 5.35% 8/15/07	$ 1,400,000	$ 1,475,491
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	530,000	549,875
		3,176,980
TOTAL UTILITIES		25,335,768
TOTAL NONCONVERTIBLE BONDS (Cost $241,801,402)		246,292,045
U.S. Government and Government Agency Obligations - 14.8%

U.S. Government Agency Obligations - 6.8%
Fannie Mae:
0% 5/19/04 (c)	1,580,000	1,579,325
6% 5/15/08	28,824,000	31,294,556
Freddie Mac:
2.7% 3/16/07	18,000,000	17,840,214
2.875% 9/15/05	22,907,000	23,175,814
2.875% 12/15/06	4,300,000	4,300,925
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	176,471	177,619
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		78,368,453
U.S. Treasury Obligations - 8.0%
U.S. Treasury Bonds:
10% 5/15/10	5,021,000	5,438,762
11.75% 2/15/10	1,625,000	1,752,080
12% 8/15/13	17,526,000	23,495,110
U.S. Treasury Notes:
1.875% 1/31/06 (d)	22,779,000	22,661,551
2.625% 11/15/06	16,200,000	16,188,611
3.5% 11/15/06	185,000	188,874
4.375% 5/15/07	21,470,000	22,388,336
TOTAL U.S. TREASURY OBLIGATIONS		92,113,324
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $172,428,736)		170,481,777
U.S. Government Agency - Mortgage Securities - 4.7%
	Principal Amount	Value (Note 1)
Fannie Mae - 4.4%
5.5% 8/1/14 to 3/1/18	$ 13,758,466	$ 14,147,059
5.5% 5/1/19 (b)	9,200,000	9,441,500
6.5% 2/1/08 to 1/1/33	21,798,897	23,041,909
7% 1/1/11 to 6/1/32	3,164,922	3,367,674
7% 5/1/19 (b)	766,744	817,541
7.5% 5/1/12 to 10/1/14	277,777	297,714
11.5% 11/1/15	125,965	144,413
TOTAL FANNIE MAE		51,257,810
Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	457,817	499,870
12% 11/1/19	23,735	26,939
TOTAL FREDDIE MAC		526,809
Government National Mortgage Association - 0.3%
7% 1/15/25 to 6/15/32	2,707,516	2,880,538
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $54,402,492)		54,665,157
Asset-Backed Securities - 20.6%

Accredited Mortgage Loan Trust:
Series 2003-2 Class A1, 4.23% 10/25/33	2,118,057	2,124,681
Series 2003-3 Class A1, 4.46% 1/25/34	2,000,754	1,966,487
ACE Securities Corp.:
Series 2002-HE1, Class A, 1.44% 6/25/32 (e)	613,337	614,665
Series 2002-HE2 Class A2A, 1.53% 8/25/32 (e)	615,605	617,149
Series 2003-HE1:
Class A2, 1.51% 11/25/33 (e)	2,742,006	2,752,433
Class M1 1.75% 11/25/33 (e)	430,000	432,669
Class M2, 2.8% 11/25/33 (e)	270,000	274,454
Series 2003-NC1 Class A2A, 1.52% 7/25/33 (e)	3,497,783	3,514,841
Series 2004-HE1 Class A2B, 1.55% 2/25/34 (e)	1,420,000	1,418,438
American Express Credit Account Master Trust Series 2000-1 Class A, 7.2% 9/17/07	1,600,000	1,670,103
AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	2,233,325	2,292,534
Series 2001-C Class A4, 5.01% 7/14/08	2,500,000	2,581,600
Series 2001-D Class A4 4.41% 11/12/08	2,350,000	2,404,974
Series 2002-A Class A4, 4.61% 1/12/09	3,675,000	3,782,370
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
AmeriCredit Automobile Receivables Trust: - continued
Series 2002-B:
Class A3, 3.78% 2/12/07	$ 2,680,308	$ 2,704,347
Class A4, 4.46% 4/12/09	980,000	1,010,016
Series 2003-AM Class A4A, 3.1% 11/6/09	875,000	880,349
Series 2003-BX:
Class A3, 2.11% 8/6/07	740,000	741,360
Class A4A, 2.72% 1/6/10	1,105,000	1,101,021
Series 2003-CF Class A4, 3.48% 5/6/10	1,810,000	1,826,634
Series 2003-DM Class A4, 2.84% 8/6/10	1,580,000	1,562,394
Ameriquest Mortgage Securities, Inc.:
Series 2002-4 Class A2, 1.54% 2/25/33 (e)	390,309	392,069
Series 2002-AR1 Class M1, 1.81% 9/25/32 (e)	1,100,000	1,107,055
Series 2003-3 Class S, 5% 9/25/05 (g)	3,564,894	146,495
Series 2003-7 Class M1, 1.95% 8/25/33 (e)	625,000	634,445
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 1.43% 6/25/32 (e)	838,151	840,099
Series 2002-BC3N Class B2, 7% 6/25/32 (a)	16,834	16,758
Series 2002-BC6 Class AIO, 6% 8/25/04 (g)	7,392,727	135,760
Series 2002-BC7:
Class AIO, 6% 9/25/04 (g)	5,000,000	116,460
Class M1, 1.9% 10/25/32 (e)	1,100,000	1,108,250
Series 2002-BC9 Class A2, 1.58% 12/25/32 (e)	643,294	647,096
AQ Finance NIMS Trust Series 2003-N1 Class NOTE, 9.37% 3/25/33 (a)	164,257	164,253
Argent Securities, Inc.:
Series 2003-W3:
Class AV1B, 1.55% 9/25/33 (e)	328,712	330,332
Class AV2, 1.5% 9/25/33 (e)	358,807	360,168
Class M2, 2.9% 9/25/33 (e)	3,100,000	3,186,055
Series 2003-W6 Class AV2, 1.47% 1/25/34 (e)	3,474,488	3,486,601
Series 2003-W7:
Class A2, 1.49% 3/1/34 (e)	2,718,269	2,728,814
Class M1, 1.79% 3/1/34 (e)	2,500,000	2,519,663
Series 2003-W9 Class M1, 1.79% 3/25/34 (e)	1,800,000	1,814,642
Series 2004-W5 Class M1, 1.69% 4/25/34 (e)	830,000	828,444
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2001-HE3 Class A1, 1.37% 11/15/31 (e)	351,424	351,785
Series 2002-HE3 Class 2A, 1.5% 10/15/32 (e)	308,301	309,263
Series 2003-HE2 Class A2, 1.48% 4/15/33 (e)	1,580,163	1,585,557
Series 2003-HE3 Class A2, 1.45% 6/15/33 (e)	308,820	309,654
Series 2003-HE4 Class A3, 1.32% 8/15/33 (e)	857,966	857,717
Series 2003-HE5 Class A2B, 4% 8/15/33	746,478	746,068
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE7 Class A3, 1.46% 12/15/33 (e)	$ 2,474,741	$ 2,482,463
Series 2004-HE3 Class M2, 0% 5/26/34 (h)	700,000	699,066
Associates Automobile Receivables Trust Series 2000-1 Class B, 7.83% 8/15/07	1,754,790	1,790,747
Bank One Issuance Trust:
Series 2002-B2 Class B2, 1.44% 5/15/08 (e)	1,100,000	1,103,503
Series 2002-C2 Class C2, 2.09% 5/15/08 (e)	3,590,000	3,618,270
Bayview Commercial Asset Trust Series 2003-2 Class A, 1.68% 12/25/33 (a)(e)	3,974,083	3,984,018
Bayview Financial Asset Trust Series 2000-F Class A, 1.6% 9/28/43 (e)	2,970,817	2,983,699
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.55% 2/28/44 (e)	2,089,691	2,094,670
BMW Vehicle Owner Trust Series 2002-A Class A3, 3.8% 5/25/06	555,170	558,872
Capital Auto Receivables Asset Trust:
Series 2002-4, Class CTFS, 2.62% 3/17/08	1,488,472	1,497,869
Series 2002-5 Class B, 2.8% 4/15/08	1,310,185	1,320,239
Capital One Auto Finance Trust Series 2002-A Class A4, 4.79% 1/15/09	1,900,000	1,959,305
Capital One Master Trust:
Series 1999-3 Class B, 1.58% 9/15/09 (e)	1,000,000	1,001,102
Series 2001-1 Class B, 1.61% 12/15/10 (e)	1,700,000	1,714,011
Series 2001-8A Class A, 4.6% 8/17/09	1,390,000	1,445,333
Series 2002-3A Class B, 4.55% 2/15/08	2,250,000	2,290,156
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.78% 7/15/08 (e)	2,250,000	2,263,383
Series 2003-B1 Class B1, 2.27% 2/17/09 (e)	5,715,000	5,817,128
CDC Mortgage Capital Trust:
Series 2001-HE1 Class A, 1.44% 1/25/32 (e)	687,560	687,813
Series 2002-HE2:
Class A, 1.39% 1/25/33 (e)	343,455	343,891
Class M1, 1.8% 1/25/33 (e)	899,998	906,391
Series 2003-HE4 Class A2, 1.33% 3/25/34 (e)	4,370,549	4,372,759
Chase Credit Card Master Trust Series 2003-6 Class B, 1.45% 2/15/11 (e)	2,150,000	2,166,375
Chase Credit Card Owner Trust Series 2004-1 Class B, 1.3% 5/15/09 (e)	875,000	875,000
Chase Manhattan Auto Owner Trust:
Series 2000-A Class CTFS, 6.48% 6/15/07	265,145	267,490
Series 2001-A Class CTFS, 5.06% 2/15/08	100,327	102,159
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 1.79% 10/15/07 (e)	$ 3,000,000	$ 3,009,807
Series 2002-B1 Class B1, 1.44% 6/25/09 (e)	1,885,000	1,892,372
Series 2002-C1 Class C1, 2.12% 2/9/09 (e)	3,000,000	3,048,482
Series 2003-C1 Class C1, 2.24% 4/7/10 (e)	2,600,000	2,665,917
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 1.51% 12/25/33 (e)	2,598,704	2,603,577
Countrywide Home Loans, Inc.:
Series 2004-2:
Class 3A4, 1.35% 7/25/34 (e)	1,715,000	1,714,464
Class M1, 1.6% 5/25/34 (e)	1,075,000	1,073,992
Series 2004-3 Class 3A4, 1.35% 8/25/34 (e)	2,590,000	2,569,910
Series 2004-4:
Class A, 1.47% 8/25/34 (e)	1,095,319	1,093,265
Class M1, 1.58% 7/25/34 (e)	775,000	774,516
Class M2, 1.63% 6/25/34 (e)	920,000	919,138
Discover Card Master Trust I:
Series 1999-6 Class A, 6.85% 7/17/07	1,400,000	1,451,088
Series 2001-5 Class B, 5.65% 11/15/06	700,000	703,778
Series 2003-4 Class B1, 1.43% 5/16/11 (e)	1,775,000	1,783,072
First USA Secured Note Trust Series 2001-3 Class C, 2.15% 11/19/08 (a)(e)	2,645,000	2,677,133
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	290,000	292,580
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.55% 2/25/34 (e)	150,000	149,883
Class M2, 1.6% 2/25/34 (e)	150,000	149,883
Series 2004-A Class M2, 2.25% 1/25/34 (e)	1,100,000	1,097,714
GS Mortgage Securities Corp. Series 2003-HE2 Class M1, 1.75% 8/25/33 (e)	650,000	653,929
GSAMP NIMS Trust Series 2002-HE2N Class NOTE, 8.25% 10/20/32 (a)	6,518	6,522
GSAMP Trust Series 2002-NC1 Class A2, 1.42% 7/25/32 (e)	549,970	551,897
Home Equity Asset Trust:
Series 2002-2 Class A4, 1.45% 6/25/32 (e)	920,810	922,136
Series 2002-4 Class M2, 3.15% 3/25/33 (e)	400,000	406,684
Series 2002-5 Class A3, 1.62% 5/25/33 (e)	1,833,299	1,846,247
Series 2003-3 Class A4, 1.56% 2/25/33 (e)	1,736,631	1,746,191
Series 2003-5 Class A2, 1.45% 12/25/33 (e)	3,008,906	3,017,458
Series 2003-5N Class A, 7.5% 1/27/34 (a)	150,071	150,822
Series 2003-7 Class A2, 1.48% 3/25/34 (e)	3,038,638	3,049,890
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Home Equity Asset Trust: - continued
Series 2003-8 Class M1, 1.82% 4/25/34 (e)	$ 845,000	$ 850,663
Series 2004-1 Class M2, 2.3% 6/25/34 (e)	655,000	653,630
Series 2004-2 Class A2, 1.39% 7/25/34 (e)	1,741,628	1,741,628
Series 2004-3:
Class M1, 1.66% 8/25/34 (b)(e)	425,000	425,000
Class M2, 2.29% 8/25/34 (b)(e)	465,000	465,000
Class M3, 2.54% 8/25/34 (b)(e)	200,000	200,000
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	225,931	225,931
Series 2003-2N Class A, 8% 9/27/33 (a)	415,563	417,640
Series 2003-3N Class A, 8% 9/27/33 (a)	725,712	729,341
Household Automotive Trust:
Series 2001-1 Class A4, 5.57% 11/19/07	1,265,783	1,296,735
Series 2001-2 Class A4, 5.39% 8/17/08	1,000,000	1,033,443
Series 2002-2 Class A3, 2.85% 3/19/07	2,462,492	2,479,100
Household Home Equity Loan Trust:
Series 2002-1 Class A, 1.47% 12/22/31 (e)	438,570	439,584
Series 2002-3 Class A, 1.55% 7/20/32 (e)	787,947	789,833
Series 2003-1 Class A, 1.45% 10/20/32 (e)	1,859,488	1,863,909
Series 2003-2 Class M, 1.68% 9/20/33 (e)	782,091	784,901
Household Mortgage Loan Trust Series 2003-HC2:
Class A2, 1.43% 6/20/33 (e)	1,735,782	1,740,107
Class M, 1.7% 6/20/33 (e)	1,446,763	1,451,869
Household Private Label Credit Card Master Note Trust I:
Series 2001-2 Class A, 4.95% 6/16/08	1,600,000	1,616,059
Series 2002-2 Class B, 1.65% 1/18/11 (e)	1,000,000	1,008,280
Series 2002-3 Class B, 2.35% 9/15/09 (e)	975,000	987,976
Long Beach Asset Holdings Corp. NIMS Trust Series 2002-3 Class NOTE, 1.65% 8/25/09 (a)(e)	228,108	228,108
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 1.475% 10/15/08 (e)	1,350,000	1,353,717
Series 2001-B2 Class B2, 1.46% 1/15/09 (e)	4,750,000	4,770,663
Series 2002-B1 Class B1, 5.15% 7/15/09	1,025,000	1,071,688
Series 2002-B2 Class B2, 1.48% 10/15/09 (e)	3,600,000	3,619,572
Series 2002-B3 Class B3, 1.5% 1/15/08 (e)	1,100,000	1,103,860
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 1.47% 9/15/10 (e)	1,500,000	1,509,169
Series 1998-G Class B, 1.5% 2/17/09 (e)	1,550,000	1,554,776
Series 1999-G Class A, 6.35% 12/15/06	1,000,000	1,010,643
Series 2000-L Class B, 1.6% 4/15/10 (e)	650,000	655,469
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.6% 7/25/34 (e)	425,000	424,004
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-HE1 Class A1, 1.55% 7/25/34 (e)	$ 3,564,466	$ 3,569,701
Series 2003-OPT1 Class M1, 1.75% 7/25/34 (e)	1,145,000	1,151,955
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	8,770	8,825
Series 2003-HE1 Class M2, 3% 5/25/33 (e)	325,000	329,924
Series 2003-NC5 Class M2, 3.1% 4/25/33 (e)	575,000	588,319
Morgan Stanley Dean Witter Capital I Trust:
Series 2002-AM3 Class A3, 1.59% 2/25/33 (e)	780,493	783,440
Series 2002-HE2 Class M1, 1.8% 8/25/32 (e)	1,150,000	1,157,426
Series 2002-NC1 Class M1, 1.9% 2/25/32 (a)(e)	755,000	763,295
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (a)	102,056	102,279
Series 2003-NC1 Class M1, 2.15% 11/25/32 (e)	535,000	542,225
Series 2003-NC2 Class M2, 3.1% 2/25/33 (e)	615,000	631,584
Morgan Stanley Dean Witter Capital I, Inc.:
Series 2003-NC1N Class NOTE, 9.5% 11/25/32 (a)	616,897	619,017
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	573,116	575,624
Mortgage Asset Backed Securities Trust Series 2002-NC1 Class M1, 1.95% 10/25/32 (e)	1,600,000	1,618,921
Navistar Financial Corp. Owner Trust Series 2001-B Class B, 4.83% 11/17/08	1,693,409	1,722,140
New Century Home Equity Loan Trust Series 2003-2 Class AIO, 4.5% 3/25/05 (e)(g)	25,823,160	854,747
Onyx Acceptance Owner Trust:
Series 2000-D Class A4, 6.85% 8/15/07	936,367	942,507
Series 2001-D Class A3, 3.63% 12/15/05	25,344	25,370
Series 2002-A Class A3, 3.75% 4/15/06	188,560	189,473
Series 2002-C:
Class A3, 3.29% 9/15/06	647,714	652,260
Class A4, 4.07% 4/15/09	970,000	993,190
Series 2003-D Class A3, 2.4% 12/15/07	1,685,000	1,688,224
PP&L Transition Bonds LLC Series 1999-1 Class A5, 6.83% 3/25/07	1,117,131	1,144,812
Providian Gateway Master Trust Series 2002-B Class A, 1.8% 6/15/09 (a)(e)	1,400,000	1,404,099
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,584,624	1,547,298
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	1,290,977	1,274,749
Sears Credit Account Master Trust II:
Series 1996-3 Class A, 7% 7/15/08	81,250	81,822
Series 2001-2 Class B, 1.39% 6/16/08 (e)	1,200,000	1,200,177
Series 2002-4 Class B, 1.525% 8/18/09 (e)	1,100,000	1,103,359
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Sears Credit Account Master Trust II: - continued
Series 2002-5 Class B, 2.35% 11/17/09 (e)	$ 2,200,000	$ 2,206,770
Securitized Asset Back Receivables LLC Trust Series 2004-NC1:
Class A2, 1.35% 2/25/34 (e)	2,585,000	2,583,384
Class M1, 1.62% 2/25/34 (e)	610,000	610,000
SLM Private Credit Student Loan Trust Series 2004-A:
Class B, 1.7% 6/15/33 (e)	400,000	400,906
Class C, 2.07% 6/15/33 (e)	1,020,000	1,021,952
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.55% 3/15/11 (a)(e)	2,520,000	2,523,938
Terwin Mortgage Trust:
Series 2003 8HE, Class A, 1.57% 12/25/34 (e)	1,440,654	1,441,577
Series 2003-4HE Class A1, 1.53% 9/25/34 (e)	3,655,447	3,674,076
Series 2003-6HE Class A1, 1.57% 11/25/33 (e)	1,132,049	1,132,049
Series 2004-1HE Class A1, 1.61% 2/25/35 (a)(e)	1,373,790	1,373,790
Triad Auto Receivables Owner Trust Series 2002-A:
Class A3, 2.62% 2/12/07	2,600,000	2,616,070
Class A4, 3.24% 8/12/09	1,505,000	1,523,034
TOTAL ASSET-BACKED SECURITIES (Cost $237,276,452)		238,241,687
Collateralized Mortgage Obligations - 7.7%

Private Sponsor - 3.4%
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	1,159,066	1,176,824
Series 2002-32 Class 2A3, 5% 1/25/18	478,498	487,692
CS First Boston Mortgage Securities Corp. floater Series 2004-AR4 Class 5A2, 1.47% 5/25/34 (e)	980,000	980,000
Granite Mortgages 2004-1 PLC floater Series 2004-1 Class 1C, 2.01% 3/20/44 (e)	875,000	877,756
Holmes Financing PLC floater Series 8:
Class 1B, 1.2444% 7/15/40 (e)	430,000	430,000
Class 2B, 1.2844% 7/15/40 (e)	565,000	565,000
Class 2C, 1.8344% 7/15/40 (e)	1,295,000	1,295,000
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	421,436	437,371
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 1.49% 3/25/28 (e)	3,207,854	3,218,136
Series 2003-F Class A2, 1.665% 10/25/28 (e)	4,180,832	4,203,206
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.: - continued
Series 2003-E Class XA1, 1% 10/25/28 (e)(g)	$ 17,052,557	$ 267,273
Series 2003-G Class XA1, 1% 1/25/29 (g)	14,910,507	251,615
Series 2003-H Class XA1, 1% 1/25/29 (a)(g)	13,015,593	221,672
Permanent Financing PLC floater:
Series 3 Class 2C, 2.16% 6/10/42 (e)	605,000	605,000
Series 4:
Class 1B, 1.2488% 6/10/42 (e)	415,000	415,000
Class 1M, 1.3388% 6/10/42 (e)	330,000	330,000
Class 2C, 1.8288% 6/10/42 (e)	690,000	690,216
Class 2M, 1.4388% 6/10/42 (e)	345,000	345,108
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	2,420,560	2,523,433
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(g)	59,991,889	667,878
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 1.53% 9/20/33 (e)	1,372,607	1,371,797
Series 2003-6 Class A2, 1.61% 11/20/33 (e)	3,164,747	3,169,692
Series 2003-7 Class A2, 1.5738% 1/20/34 (e)	3,839,287	3,845,886
Series 2004-2 Class A, 1.55% 3/20/34 (e)	1,471,704	1,468,254
Series 2004-3 Class A, 1.53% 5/20/34 (e)	3,565,463	3,559,335
Series 2004-4 Class A, 1.585% 5/20/34 (e)	3,000,000	3,000,000
Series 2003-7 Class X1, 0.8% 1/20/34 (e)(g)	143,462,399	1,665,168
Series 2003-8 Class X1, 0.8% 1/20/34 (e)(g)	77,749,155	834,388
Series 2004-1 Class X1, 0.8% 2/20/34 (g)	18,261,721	231,126
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	521,360	544,003
TOTAL PRIVATE SPONSOR		39,677,829
U.S. Government Agency - 4.3%
Fannie Mae planned amortization class:
Series 1993-183 Class J, 6.5% 11/25/22	2,373,621	2,399,108
Series 1993-187 Class L, 6.5% 7/25/23	2,265,000	2,402,104
Series 1993-206 Class KA, 6.5% 12/25/22	315,806	319,494
Series 1993-78 Class G, 6.5% 11/25/07	41,972	42,020
Series 1994-51 Class PH, 6.5% 1/25/23	136,152	136,974
Series 1994-63 Class PH, 7% 6/25/23	538,819	546,381
Fannie Mae guaranteed REMIC pass thru certificates:
Class 2004-29 Class JZ, 4.5% 5/25/19	3,105,000	3,084,623
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	$ 345,516	$ 349,631
Series 2001-71 Class QD, 6% 4/25/15	2,600,000	2,653,788
Series 2001-80 Class PH, 6% 12/25/27	304,032	304,878
Series 2002-55 Class PA, 5.5% 3/25/18	266,928	267,429
Series 2003-16 Class PA, 4.5% 11/25/09	455,112	463,567
Series 2003-19 Class MJ, 4.25% 5/25/30	2,993,064	3,007,224
sequential pay:
Series 2001-9 Class PB, 6.5% 5/25/27	276,599	277,347
Series 2002-28 Class VB, 6.5% 3/25/20	154,892	154,751
Series 2004-28 Class ZK, 5.5% 5/25/34	1,000,000	995,313
Series 2004-29:
Class ZE, 4.5% 1/25/32	200,000	197,500
Class ZM, 5.5% 5/25/34	400,000	397,750
Series 2004-38 Class ZC, 6.5% 11/25/33	805,000	805,000
Freddie Mac:
planned amortization class Series 2355 Class CD, 6.5% 6/15/30	198,319	200,788
Series 2794 Class ZL, 6% 5/1/34 (b)	400,000	397,750
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1714 Class H, 6.75% 5/15/23	504,614	511,115
Series 2322 Class HC, 6.5% 3/15/30	93,477	94,371
Series 2376 Class JC, 5.5% 2/15/14	1,689,948	1,704,610
Series 2420 Class BE, 6.5% 12/15/30	3,623,132	3,746,332
Series 2443 Class TD, 6.5% 10/15/30	3,253,931	3,368,783
Series 2489 Class PD, 6% 2/15/31	2,525,000	2,642,904
Series 2496 Class OC, 5.5% 9/15/14	10,260,000	10,581,815
sequential pay:
Series 2458 Class VK, 6.5% 3/15/13	2,222,292	2,288,484
Series 2489 Class MA, 5% 12/15/12	83,752	83,751
Series 1803 Class A, 6% 12/15/08	500,114	519,503
Series 2764:
Class DZ, 5% 2/15/33	1,114,069	1,108,499
Class ZA, 5% 10/15/32	197,839	196,788
Class ZB, 5% 3/15/33	337,640	335,635
Class ZC, 4.5% 3/15/19	213,780	212,510
Series 2769 Class ZA, 5% 9/15/32	310,463	308,837
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2780:
Class KZ, 5% 4/15/32	$ 730,000	$ 727,719
Class ZJ, 4.5% 4/15/19	300,000	298,734
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	783,907	799,131
TOTAL U.S. GOVERNMENT AGENCY		48,932,941
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $89,026,974)		88,610,770
Commercial Mortgage Securities - 9.6%

280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0193% 2/3/11 (a)(e)(g)	15,579,789	787,239
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	501,109	530,612
Series 1995-MD4 Class ACS2, 1.9777% 8/13/29 (e)(g)	19,731,081	1,616,270
Series 1997-D5 Class PS1, 1.3146% 2/14/43 (e)(g)	11,019,745	681,406
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 2.0359% 7/11/43 (a)(e)(g)	8,205,000	635,883
Series 2003-1 Class XP1, 1.6731% 9/11/36 (a)(e)(g)	52,955,000	1,468,675
Series 2003-2 Class XP, 0.5864% 3/11/41 (a)(e)(g)	33,365,000	525,239
Series 2004-2 Class XP, 1.161% 11/10/38 (e)(g)	9,040,000	473,894
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 1.42% 9/8/14 (a)(e)	2,100,000	2,100,164
Series 2003-BBA2:
Class A3, 1.42% 11/15/15 (a)(e)	1,145,000	1,145,805
Class C, 1.57% 11/15/15 (a)(e)	235,000	235,799
Class D, 1.65% 11/15/15 (a)(e)	365,000	366,383
Class F, 2% 11/15/15 (a)(e)	260,000	263,118
Class H, 2.5% 11/15/15 (a)(e)	235,000	237,938
Class J, 3.05% 11/15/15 (a)(e)	245,000	248,886
Class K, 3.7% 11/15/15 (a)(e)	220,000	221,160
Bayview Commercial Asset Trust:
floater Series 2004-1:
Class A, 1.46% 4/25/34 (a)(e)	1,591,855	1,591,855
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bayview Commercial Asset Trust: - continued
Class B, 3% 4/25/34 (a)(e)	$ 198,982	$ 198,982
Class M1, 1.66% 4/25/34 (a)(e)	99,491	99,491
Class M2, 2.3% 4/25/34 (a)(e)	99,491	99,491
Series 2004-1 Class IO, 1.25% 4/25/34 (a)(g)	16,852,205	1,129,625
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-HS2A:
Class E, 2% 1/14/16 (a)(e)	350,000	350,000
Class F, 2.15% 1/14/16 (a)(e)	225,000	225,000
Series 2002-TOP8 Class X2, 2.1272% 8/15/38 (a)(e)(g)	9,053,000	869,757
Series 2003-PWR2 Class X2, 0.8582% 5/11/39 (a)(e)(g)	23,310,000	692,274
Series 2003-T12 Class X2, 0.9247% 8/13/39 (a)(e)(g)	15,835,000	514,071
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class B, 1.55% 12/12/13 (a)(e)	425,828	424,645
sequential pay:
Series 1999-2 Class A1, 7.032% 1/15/32	630,402	684,581
Series 2000-3 Class A1, 7.093% 10/15/32	1,208,658	1,310,391
COMM:
floater:
Series 2000-FL3A Class C, 1.86% 11/15/12 (a)(e)	1,974,039	1,966,357
Series 2001-FL5A:
Class A2, 1.65% 11/15/13 (a)(e)	593,744	593,762
Class D, 2.35% 11/15/13 (a)(e)	1,350,000	1,350,644
Series 2002-FL6 Class G, 3% 6/14/14 (a)(e)	800,000	792,487
Series 2002-FL7:
Class D, 1.67% 11/15/14 (a)(e)	520,000	519,569
Class H, 3.35% 11/15/14 (a)(e)	1,232,000	1,220,433
Class MPP, 3.5% 11/15/14 (a)(e)	850,000	850,000
Series 2003-FL9 Class B, 1.6% 11/15/15 (a)(e)	3,930,000	3,942,281
Series 2004-LBN2 Class X2, 1.2765% 3/10/39 (a)(e)(g)	3,535,000	173,579
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	786,242	822,482
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class H230, 3.05% 9/15/11 (a)(e)	700,000	696,516
Series 2003-TF2A:
Class A2, 1.42% 11/15/14 (a)(e)	1,200,000	1,199,410
Class C, 1.65% 11/15/14 (a)(e)	240,000	239,886
Class E, 2.05% 11/15/14 (a)(e)	190,000	190,891
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.: - continued
Series 2003-TF2A:
Class H, 3% 11/15/14 (a)(e)	$ 235,000	$ 234,999
Class K, 4.2% 11/15/14 (a)(e)	350,000	349,999
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	762,276	791,624
Series 2000-C1 Class A1, 7.325% 4/15/62	911,669	986,478
Series 2001-CK3 Class A2, 6.04% 6/15/34	1,050,000	1,108,560
Series 2001-CK6 Class AX, 0.645% 9/15/18 (g)	20,132,762	784,111
Series 2003-C3 Class ASP, 1.9634% 5/15/38 (a)(e)(g)	26,520,000	2,039,351
Series 2003-C4 Class ASP, 0.6008% 8/15/36 (a)(e)(g)	19,040,000	422,870
Series 2003-C5 Class ASP, 0.8427% 12/15/36 (a)(e)(g)	20,215,000	737,766
Series 2004-C1 Class ASP, 1.2154% 1/15/37 (a)(e)(g)	17,340,000	800,811
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	485,000	502,138
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1A, 7.45% 6/10/33	857,921	909,717
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (a)	329,374	351,943
Equitable Life Assurance Society of the United States sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	1,000,000	1,079,816
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay:
Series 1997-C1 Class A2, 7.3% 4/18/29	8,371	8,364
Series 1997-C2 Class A3, 6.65% 11/18/29	2,780,000	3,011,232
FMAC Loan Receivables Trust sequential pay Series 1998-CA Class A1, 5.99% 11/15/04 (a)	41,478	37,123
Franchise Loan Trust sequential pay Series 1998-I Class A1, 6.24% 7/15/04 (a)	121,871	113,340
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.5342% 5/15/33 (a)(e)(g)	11,880,586	492,507
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.1954% 11/10/38 (e)(g)	13,460,000	724,160
GGP Mall Properties Trust floater Series 2001-C1A:
Class A1, 1.7% 11/15/11 (a)(e)	41,160	41,390
Class A3 1.8% 2/15/14 (a)(e)	944,974	950,171
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C2 Class X2, 0.3887% 5/10/40 (g)	56,940,000	637,694
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2003-C3 Class X2, 0.985% 12/10/38 (e)(g)	$ 21,235,000	$ 765,069
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB 5.857% 11/11/19 (a)	1,150,000	1,153,774
Series 2003-C1 Class XP, 2.2433% 7/5/35 (a)(e)(g)	13,440,000	1,190,213
Series 2003-C2 Class XP, 1.1451% 1/5/36 (a)(e)(g)	24,935,000	1,231,737
GS Mortgage Securities Corp. floater Series 2003-HE1 Class M2, 3% 6/20/33 (e)	1,810,000	1,852,357
GS Mortgage Securities Corp. II:
sequential pay:
Series 2003-C1 Class A2A, 3.59% 1/10/40	1,705,000	1,690,660
Series 2004-C1 Class A1, 3.659% 10/10/28	5,000,000	4,917,559
Series 2004-C1 Class X2, 1.0222% 10/10/28 (a)(e)(g)	13,585,000	558,259
GS Mortgage Trust II floater Series 2001-FL4A Class D, 2.01% 12/15/10 (a)(e)	51,024	50,969
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	752,348	813,562
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/3/15 (a)	624,199	674,570
J.P. Morgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C3 Class X2, 1.327% 7/12/35 (a)(e)(g)	7,000,723	352,543
Series 2003-CB7 Class X2, 0.8684% 1/12/38 (a)(e)(g)	20,635,000	792,458
Series 2003-LN1 Class X2, 0.737% 10/15/37 (a)(e)(g)	29,610,000	968,665
Series 2004-C1 Class X2, 1.2011% 1/15/38 (e)(g)	4,490,000	229,968
Series 2004-CB8 Class X2, 1.3856% 1/12/39 (a)(e)(g)	5,480,000	312,141
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 1997-C5 Class A2, 7.069% 9/15/29	379,755	391,450
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2003-C3 Class A2, 3.086% 5/15/27	1,465,000	1,419,864
Series 2003-C5 Class A2, 3.478% 7/15/27	4,605,000	4,511,264
Series 2002-C4 Class XCP, 1.476% 10/15/35 (a)(e)(g)	13,355,000	849,546
Series 2002-C7 Class XCP, 1.1897% 1/15/36 (a)(g)	14,590,000	619,226
Series 2003-C1 Class XCP, 1.4818% 12/15/36 (a)(e)(g)	7,565,000	435,059
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C1 Class XCP, 1.0545% 1/15/36 (a)(e)(g)	$ 13,850,000	$ 691,877
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (a)(g)	11,720,000	665,766
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2001-LLFA Class A, 1.34% 8/16/13 (a)(e)	659,165	659,140
Series 2002-LLFA Class A, 1.39% 6/14/17 (a)(e)	334,087	334,084
Merrill Lynch Mortgage Trust:
sequential pay Series 2004-MKB1 Class A2, 4.353% 2/12/42 (b)	3,500,000	3,501,914
Series 2002-MW1 Class XP, 1.616% 7/12/34 (a)(e)(g)	6,130,159	385,151
Morgan Stanley Capital I, Inc.:
sequential pay:
Series 1999-CAM1 Class A2, 6.76% 3/15/32	152,262	163,614
Series 1999-LIFE Class A1, 6.97% 4/15/33	684,567	742,093
Series 1997-RR:
Class B, 7.31% 4/30/39 (a)(e)	711,607	733,584
Class C, 7.44% 4/30/39 (a)(e)	1,275,066	1,325,143
Series 1999-1NYP Class F, 7.4888% 5/3/30 (a)(e)	1,690,000	1,776,019
Series 2003-IQ5 Class X2, 1.1298% 4/15/38 (a)(e)(g)	10,090,000	496,330
Series 2003-IQ6 Class X2, 0.6313% 12/15/41 (a)(e)(g)	16,995,000	587,267
Series 2004-TOP13, Class X2, 1.2196% 9/13/45 (a)(e)(g)	9,350,000	483,108
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF:
Class D, 2% 8/5/14 (a)(e)	1,591,511	1,599,589
Class F, 3.25% 8/5/14 (a)(e)	2,296,879	2,345,897
Series 2003-HQ2 Class X2, 1.5793% 3/12/35 (a)(e)(g)	13,498,875	951,665
Series 2003-TOP9 Class X2, 1.6792% 11/13/36 (a)(e)(g)	9,055,000	635,772
Mortgage Capital Funding, Inc. sequential pay Series 1996-MC1 Class A2B, 7.9% 2/15/06	729,515	785,483
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	681,014	730,356
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA Class C, 1.9% 2/15/13 (a)(e)	1,364,000	1,363,659
STRIPs III Ltd./STRIPs III Corp. floater Series 2004-1A Class A, 1.58% 3/24/18 (a)(e)	1,978,746	1,978,746
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A1, 6.537% 11/15/04 (a)	$ 4,780,000	$ 4,887,391
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	1,555,000	1,655,228
Wachovia Bank Commercial Mortgage Trust:
floater Series 2004-WHL3:
Class A2, 1.28% 3/15/14 (a)(e)	735,000	735,000
Class E, 1.6% 3/15/14 (a)(e)	460,000	460,000
Class F, 1.65% 3/15/14 (a)(e)	365,000	365,000
Class G, 1.88% 3/15/14 (a)(e)	185,000	185,000
Series 2003-C8 Class XP, 0.7463% 11/15/35 (a)(e)(g)	13,550,000	374,454
Series 2003-C9 Class XP, 0.7143% 12/15/35 (a)(e)(g)	9,055,000	268,933
Series 2004-C10 Class XP, 1.025% 2/15/41 (a)(e)(g)	6,460,000	315,786
Series 2004-WHL3X Class 1A, 1.0319% 3/15/14 (a)(e)(g)	82,175,000	1,118,073
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $110,269,551)		110,485,130
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic 5.625% 7/23/07	740,000	782,088
United Mexican States 4.625% 10/8/08	3,190,000	3,174,050
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,904,708)		3,956,138
Fixed-Income Funds - 14.8%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $171,100,053)	1,721,452	171,542,692
Cash Equivalents - 7.5%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.05%, dated 4/30/04 due 5/3/04) (Cost $86,280,000)	$ 86,287,550	$ 86,280,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,166,490,368)		1,170,555,396
NET OTHER ASSETS - (1.3)%		(14,542,962)
NET ASSETS - 100%		$ 1,156,012,434
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
117 Eurodollar 90 Day Index Contracts	June 2004	$ 116,610,975	$ 71,007
117 Eurodollar 90 Day Index Contracts	Sept. 2004	116,492,513	57,845
117 Eurodollar 90 Day Index Contracts	Dec. 2004	116,356,500	44,982
117 Eurodollar 90 Day Index Contracts	March 2005	116,217,563	23,470
138 Eurodollar 90 Day Index Contracts	June 2005	136,920,150	69,874
138 Eurodollar 90 Day Index Contracts	Sept. 2005	136,787,325	26,324
138 Eurodollar 90 Day Index Contracts	Dec. 2005	136,673,475	(5,914)
138 Eurodollar 90 Day Index Contracts	March 2006	136,582,050	(28,939)
138 Eurodollar 90 Day Index Contracts	June 2006	136,500,975	(54,402)
138 Eurodollar 90 Day Index Contracts	Sept. 2006	136,428,525	(139,239)
138 Eurodollar 90 Day Index Contracts	Dec. 2006	136,359,525	(150,814)
138 Eurodollar 90 Day Index Contracts	March 2007	136,302,600	(18,060)
138 Eurodollar 90 Day Index Contracts	June 2007	136,249,125	(355,902)
			$ (459,768)
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swap
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Devon Energy Corp., par value of the notional amount of Devon Energy Corp. 7.95% 4/15/32	June 2006	$ 800,000	$ 553
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	1,300,000	(5,025)
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	500,000	(1,937)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,000,000	(316)
Receive quarterly notional amount multiplied by .5% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	June 2009	1,500,000	1,689
Receive quarterly notional amount multiplied by .53% and pay Deutsche Bank upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	1,200,000	6,138
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc., upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	900,000	2,531
Receive quarterly notional amount multiplied by .565% and pay Morgan Stanley, Inc. upon default event of Walt Disney Co., par value of the notional amount of Walt Disney Co. 6.375% 3/1/12	March 2009	2,600,000	23,004
Swap Agreements - continued
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swap - continued
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon default event of Raytheon Co., par value of the notional amount of Raytheon Co. 6.55% 3/15/10	March 2009	$ 1,600,000	$ 2,045
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.12% 7/25/35	August 2007	400,000	5,244
TOTAL CREDIT DEFAULT SWAP		11,800,000	33,926
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.385% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	April 2006	22,000,000	(82,565)
Receive quarterly a fixed rate equal to 2.849% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2007	6,000,000	(86,502)
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	21,470,000	(58,997)
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	8,280,000	(24,305)
TOTAL INTEREST RATE SWAP		57,750,000	(252,369)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	August 2004	5,300,000	(173,972)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	4,045,000	(123,988)
Swap Agreements - continued
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Total Return Swap - continued
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	$ 2,600,000	$ (85,344)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	6,000,000	(25,916)
TOTAL TOTAL RETURN SWAP		17,945,000	(409,220)
		$ 87,495,000	$ (627,663)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $107,931,181 or 9.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,579,325.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $422,809.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $411,982,598 and $428,013,448, respectively, of which long-term U.S. government and government agency obligations aggregated $241,931,550 and $277,900,091, respectively.

Income Tax Information

At October 31, 2003, the fund had a capital loss carryforward of approximately $11,617,000 of which $2,265,000, $3,149,000, $2,459,000 and $3,744,000 will expire on October 31, 2004, 2005, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $86,280,000) (cost $1,166,490,368) - See accompanying schedule		$ 1,170,555,396
Cash		161,806
Receivable for investments sold		167,477
Receivable for swap agreements		28,142
Receivable for fund shares sold		5,614,480
Interest receivable		8,635,279
Receivable for daily variation on futures contracts		194,439
Prepaid expenses		4,118
Total assets		1,185,361,137

Liabilities
Payable for investments purchased Regular delivery	$ 2,305,565
Delayed delivery	16,052,206
Payable for fund shares redeemed	8,959,436
Distributions payable	353,886
Unrealized loss on swap agreements	627,663
Accrued management fee	413,523
Distribution fees payable	393,221
Other affiliated payables	211,237
Other payables and accrued expenses	31,966
Total liabilities		29,348,703

Net Assets		$ 1,156,012,434
Net Assets consist of:
Paid in capital		$ 1,165,882,978
Undistributed net investment income		2,929,375
Accumulated undistributed net realized gain (loss) on investments		(15,777,516)
Net unrealized appreciation (depreciation) on investments		2,977,597
Net Assets		$ 1,156,012,434

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($211,091,162 ÷ 22,128,146 shares)	$ 9.54

Maximum offering price per share (100/98.50 of $9.54)	$ 9.69
Class T: Net Asset Value and redemption price per share ($488,223,598 ÷ 51,139,925 shares)	$ 9.55

Maximum offering price per share (100/98.50 of $9.55)	$ 9.70
Class B: Net Asset Value and offering price per share ($50,720,154 ÷ 5,307,856 shares) A	$ 9.56

Class C: Net Asset Value and offering price per share ($316,785,005 ÷ 33,174,926 shares) A	$ 9.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($89,192,515 ÷ 9,343,737 shares)	$ 9.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Interest		$ 17,468,254
Security lending		13,562
Total income		17,481,816

Expenses
Management fee	$ 2,459,917
Transfer agent fees	1,104,623
Distribution fees	2,413,815
Accounting and security lending fees	128,947
Non-interested trustees' compensation	3,643
Custodian fees and expenses	24,490
Registration fees	94,110
Audit	26,705
Legal	3,589
Miscellaneous	9,630
Total expenses before reductions	6,269,469
Expense reductions	(2,292)	6,267,177
Net investment income (loss)		11,214,639
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,384,036
Futures contracts	52,507
Swap agreements	475,645
Total net realized gain (loss)		3,912,188
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,583,176)
Futures contracts	(552,438)
Swap agreements	(739,038)
Total change in net unrealized appreciation (depreciation)		(5,874,652)
Net gain (loss)		(1,962,464)
Net increase (decrease) in net assets resulting from operations		$ 9,252,175

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,214,639	$ 26,028,484
Net realized gain (loss)	3,912,188	12,524,137
Change in net unrealized appreciation (depreciation)	(5,874,652)	(2,717,720)
Net increase (decrease) in net assets resulting from operations	9,252,175	35,834,901
Distributions to shareholders from net investment income	(10,186,200)	(27,246,649)
Share transactions - net increase (decrease)	1,455,316	300,204,128
Total increase (decrease) in net assets	521,291	308,792,380

Net Assets
Beginning of period	1,155,491,143	846,698,763
End of period (including undistributed net investment income of $2,929,375 and undistributed net investment income of $1,900,936, respectively)	$ 1,156,012,434	$ 1,155,491,143

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 9.44	$ 9.49	$ 9.12	$ 9.15	$ 9.38
Income from Investment Operations
Net investment income (loss) E	.105	.261	.381 G	.523	.551	.518
Net realized and unrealized gain (loss)	(.018)	.128	(.034) G	.386	(.028)	(.233)
Total from investment operations	.087	.389	.347	.909	.523	.285
Distributions from net investment income	(.097)	(.279)	(.397)	(.539)	(.553)	(.515)
Net asset value, end of period	$ 9.54	$ 9.55	$ 9.44	$ 9.49	$ 9.12	$ 9.15
Total Return B, C, D	.91%	4.16%	3.78%	10.22%	5.91%	3.12%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A	.81%	.80%	.85%	.83%	.82%
Expenses net of voluntary waivers, if any	.83% A	.81%	.80%	.85%	.83%	.82%
Expenses net of all reductions	.83% A	.81%	.80%	.84%	.83%	.80%
Net investment income (loss)	2.21% A	2.74%	4.09% G	5.63%	6.05%	5.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 211,091	$ 186,290	$ 106,018	$ 38,240	$ 16,698	$ 17,835
Portfolio turnover rate	77% A	102%	111%	145%	115%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 9.45	$ 9.50	$ 9.13	$ 9.15	$ 9.38
Income from Investment Operations
Net investment income (loss) E	.106	.261	.381 G	.525	.550	.523
Net realized and unrealized gain (loss)	(.009)	.118	(.036) G	.383	(.019)	(.238)
Total from investment operations	.097	.379	.345	.908	.531	.285
Distributions from net investment income	(.097)	(.279)	(.395)	(.538)	(.551)	(.515)
Net asset value, end of period	$ 9.55	$ 9.55	$ 9.45	$ 9.50	$ 9.13	$ 9.15
Total Return B, C, D	1.02%	4.04%	3.75%	10.21%	6.00%	3.12%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A	.82%	.82%	.85%	.84%	.84%
Expenses net of voluntary waivers, if any	.83% A	.82%	.82%	.85%	.84%	.84%
Expenses net of all reductions	.83% A	.82%	.82%	.85%	.83%	.83%
Net investment income (loss)	2.21% A	2.73%	4.07% G	5.62%	6.05%	5.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 488,224	$ 468,931	$ 388,495	$ 309,958	$ 279,306	$ 309,670
Portfolio turnover rate	77% A	102%	111%	145%	115%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.56	$ 9.46	$ 9.43
Income from Investment Operations
Net investment income (loss) E	.067	.183	.281 H
Net realized and unrealized gain (loss)	(.008)	.120	(.234) H
Total from investment operations	.059	.303	.047
Distributions from net investment income	(.059)	(.203)	(.017)
Net asset value, end of period	$ 9.56	$ 9.56	$ 9.46
Total Return B, C, D	.61%	3.23%	.50%
Ratios to Average Net Assets G
Expenses before expense reductions	1.63% A	1.61%	1.86% A
Expenses net of voluntary waivers, if any	1.63% A	1.61%	1.65% A
Expenses net of all reductions	1.63% A	1.61%	1.65% A
Net investment income (loss)	1.41% A	1.94%	3.59% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,720	$ 49,353	$ 3,811
Portfolio turnover rate	77% A	102%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 9, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 9.45	$ 9.50	$ 9.13	$ 9.16	$ 9.38
Income from Investment Operations
Net investment income (loss) E	.067	.182	.304 G	.448	.467	.434
Net realized and unrealized gain (loss)	(.009)	.118	(.037) G	.383	(.021)	(.222)
Total from investment operations	.058	.300	.267	.831	.446	.212
Distributions from net investment income	(.058)	(.200)	(.317)	(.461)	(.476)	(.432)
Net asset value, end of period	$ 9.55	$ 9.55	$ 9.45	$ 9.50	$ 9.13	$ 9.16
Total Return B, C, D	.61%	3.19%	2.90%	9.30%	5.01%	2.31%
Ratios to Average Net Assets F
Expenses before expense reductions	1.66% A	1.64%	1.64%	1.68%	1.68%	1.73%
Expenses net of voluntary waivers, if any	1.66% A	1.64%	1.64%	1.68%	1.68%	1.73%
Expenses net of all reductions	1.65% A	1.64%	1.63%	1.68%	1.67%	1.72%
Net investment income (loss)	1.39% A	1.91%	3.25% G	4.80%	5.21%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 316,785	$ 359,779	$ 283,046	$ 99,486	$ 50,824	$ 30,428
Portfolio turnover rate	77% A	102%	111%	145%	115%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.55	$ 9.45	$ 9.50	$ 9.13	$ 9.15	$ 9.38
Income from Investment Operations
Net investment income (loss) D	.115	.278	.397 F	.540	.564	.534
Net realized and unrealized gain (loss)	(.009)	.119	(.034) F	.387	(.015)	(.236)
Total from investment operations	.106	.397	.363	.927	.549	.298
Distributions from net investment income	(.106)	(.297)	(.413)	(.557)	(.569)	(.528)
Net asset value, end of period	$ 9.55	$ 9.55	$ 9.45	$ 9.50	$ 9.13	$ 9.15
Total Return B, C	1.11%	4.24%	3.95%	10.43%	6.21%	3.27%
Ratios to Average Net Assets E
Expenses before expense reductions	.64% A	.63%	.64%	.66%	.67%	.71%
Expenses net of voluntary waivers, if any	.64% A	.63%	.64%	.66%	.67%	.71%
Expenses net of all reductions	.64% A	.63%	.63%	.66%	.67%	.70%
Net investment income (loss)	2.40% A	2.92%	4.25% F	5.81%	6.21%	5.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,193	$ 91,138	$ 65,330	$ 23,301	$ 7,655	$ 6,805
Portfolio turnover rate	77% A	102%	111%	145%	115%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Short Fixed-Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 10,433,462
Unrealized depreciation	(5,153,127)
Net unrealized appreciation (depreciation)	$ 5,280,335
Cost for federal income tax purposes	$ 1,165,275,061

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held

Semiannual Report

2. Operating Policies - continued

Repurchase Agreements - continued

in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

2. Operating Policies - continued

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 148,084	$ 917
Class T	0%	.15%	359,462	21,526
Class B	.65%	.25%	223,258	161,516
Class C	.75%	.25%	1,683,011	584,866
			$ 2,413,815	$ 768,825

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 69,550
Class T	42,206
Class B*	59,918
Class C*	107,739
$ 279,413

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 201,052.20
Class T	482,078.20
Class B	61,665.25
Class C	286,297.17
Institutional Class	73,531.16
	$ 1,104,623

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,404,533 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending - continued

market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,292.

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 10% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 1,992,815	$ 4,157,590
Class T	4,853,024	13,023,102
Class B	303,269	541,261
Class C	2,026,874	7,051,516
Institutional Class	1,010,218	2,473,180
Total	$ 10,186,200	$ 27,246,649

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	8,249,676	20,802,909	$ 79,249,730	$ 198,897,539
Reinvestment of distributions	168,253	344,259	1,614,804	3,291,947
Shares redeemed	(5,806,810)	(12,855,965)	(55,741,515)	(122,878,485)
Net increase (decrease)	2,611,119	8,291,203	$ 25,123,019	$ 79,311,001
Class T
Shares sold	16,719,872	37,820,298	$ 160,750,066	$ 361,699,855
Reinvestment of distributions	436,796	1,149,084	4,196,438	10,991,925
Shares redeemed	(15,107,885)	(30,982,503)	(145,112,130)	(296,311,977)
Net increase (decrease)	2,048,783	7,986,879	$ 19,834,374	$ 76,379,803
Class B
Shares sold	1,429,785	6,189,378	$ 13,754,905	$ 59,258,449
Reinvestment of distributions	25,739	45,938	247,520	440,440
Shares redeemed	(1,309,866)	(1,475,998)	(12,589,613)	(14,147,798)
Net increase (decrease)	145,658	4,759,318	$ 1,412,812	$ 45,551,091
Class C
Shares sold	4,848,313	23,921,233	$ 46,609,530	$ 228,874,396
Reinvestment of distributions	132,548	469,309	1,273,568	4,490,147
Shares redeemed	(9,464,307)	(16,674,118)	(90,908,585)	(159,470,102)
Net increase (decrease)	(4,483,446)	7,716,424	$ (43,025,487)	$ 73,894,441
Institutional Class
Shares sold	3,356,653	8,171,676	$ 32,242,244	$ 78,200,044
Reinvestment of distributions	60,465	141,892	580,816	1,357,285
Shares redeemed	(3,615,186)	(5,685,068)	(34,712,462)	(54,489,537)
Net increase (decrease)	(198,068)	2,628,500	$ (1,889,402)	$ 25,067,792

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management &
Research (U.K.) Inc.

Fidelity Management &
Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SFI-USAN-0604
1.784905.101

Fidelity® Advisor

Municipal Income Fund -
Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five States as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	15.2	15.0
Illinois	14.5	13.1
New York	9.5	9.9
Washington	9.1	7.9
California	7.9	6.8
Top Five Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.0	31.9
Electric Utilities	12.8	13.2
Transportation	11.2	11.2
Health Care	11.2	11.7
Water & Sewer	10.8	10.2
Average Years to Maturity as of April 30, 2004
		6 months ago
Years	15.4	15.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2004
6 months ago
Years	7.7	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
AAA 69.0%	AAA 63.1%
AA,A 20.0%	AA,A 27.4%
BBB 9.6%	BBB 7.8%
BB and Below 0.0%	BB and Below 0.1%
Not Rated 1.5%	Not Rated 2.0%
Short-Term Investments and Net Other Assets(dagger) (0.1)%	Short-Term Investments and Net Other Assets(dagger) (0.4)%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.1%
	Principal Amount	Value (Note 1)
Alabama - 0.2%
Oxford Gen. Oblig. 5.75% 5/1/25 (AMBAC Insured)	$ 1,000,000	$ 1,072,390
Alaska - 1.1%
Alaska Hsg. Fin. Corp. Series A, 5.4% 12/1/13	5,490,000	5,614,788
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.45% 7/1/09 (AMBAC Insured) (e)	1,500,000	1,593,510
		7,208,298
Arizona - 0.6%
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (e)	1,300,000	1,364,584
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (f)	3,750,000	2,345,063
		3,709,647
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	1,020,280
California - 7.9%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.75% 5/1/17	800,000	867,720
Series A:
5.25% 5/1/09 (MBIA Insured)	3,600,000	3,959,460
5.5% 5/1/15 (AMBAC Insured)	1,000,000	1,089,110
5.875% 5/1/16	2,100,000	2,307,018
California Gen. Oblig.:
4.5% 2/1/09	1,000,000	1,046,030
5.25% 2/1/11	2,300,000	2,472,385
5.25% 2/1/14	2,400,000	2,533,536
5.25% 2/1/15	1,200,000	1,261,200
5.25% 2/1/16	1,000,000	1,044,850
5.25% 2/1/20	1,300,000	1,330,784
5.25% 2/1/22	2,300,000	2,318,722
5.5% 3/1/11	3,500,000	3,817,065
5.5% 4/1/30	500,000	508,520
5.5% 11/1/33	1,100,000	1,117,314
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Series B, 5.2% 8/1/26 (MBIA Insured) (e)	105,000	105,187
Series R, 5.35% 8/1/07 (MBIA Insured) (e)	1,000,000	1,061,800
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 5%, tender 5/1/13 (b)(e)	2,000,000	2,000,000
California State Univ. Rev. & Colleges Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	1,000,000	1,093,200
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
California - continued
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	$ 2,460,000	$ 2,500,270
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	700,000	690,424
5% 1/15/16 (MBIA Insured)	400,000	418,692
5.75% 1/15/40	600,000	609,258
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	1,200,000	1,128,240
Series 2003 B, 5.75% 6/1/23	1,800,000	1,844,190
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A, 5.125% 7/1/41	4,000,000	3,926,200
Los Angeles Unified School District Series A:
5.375% 7/1/17 (MBIA Insured)	1,800,000	1,945,656
5.375% 7/1/18 (MBIA Insured)	1,000,000	1,075,420
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	500,000	529,195
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5% 7/1/08	300,000	327,438
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	1,300,000	932,152
Univ. of California Revs. (UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured) (a)	1,755,000	1,900,367
5.5% 5/15/20 (AMBAC Insured) (a)	2,000,000	2,150,580
		49,911,983
Colorado - 2.2%
Arapahoe County Cherry Creek School District #5 6% 12/15/15	1,250,000	1,413,813
Colorado Springs Arpt. Rev. Series C, 0% 1/1/08 (MBIA Insured)	870,000	774,396
Colorado Wtr. Resources Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	1,610,000	1,800,721
5.625% 9/1/14	1,745,000	1,948,153
Douglas County School District #RE1, Douglas & Elbert Counties Series 2002 B, 5.75% 12/15/16 (FSA Insured)	2,775,000	3,105,059
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	1,200,000	1,292,748
Larimer County School District #R1, Poudre:
5.5% 12/15/23 (MBIA Insured)	500,000	536,805
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Colorado - continued
Larimer County School District #R1, Poudre: - continued
6% 12/15/17 (FGIC Insured)	$ 1,325,000	$ 1,513,084
Mesa County Residual Rev. 0% 12/1/11 (Escrowed to Maturity) (f)	2,275,000	1,684,274
		14,069,053
Connecticut - 0.8%
Connecticut Gen. Oblig.:
Series 2002 B, 5.5% 6/15/18	600,000	655,392
Series D, 5.375% 11/15/18	1,000,000	1,076,280
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (e)	3,350,000	3,245,581
		4,977,253
District Of Columbia - 2.0%
District of Columbia Gen. Oblig.:
Series A, 6% 6/1/07 (Escrowed to Maturity) (f)	150,000	162,905
Series B, 5.25% 6/1/26 (FSA Insured)	6,000,000	6,165,660
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,649,907
(Georgetown Univ. Proj.) Series A, 5.95% 4/1/14 (MBIA Insured)	2,000,000	2,237,260
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,560,700
		12,776,432
Florida - 1.3%
Dade County Aviation Rev. Series D, 5.75% 10/1/09 (AMBAC Insured) (e)	5,000,000	5,348,450
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/15 (FGIC Insured)	500,000	571,175
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) 3.35%, tender 9/1/05 (b)	2,200,000	2,238,808
		8,158,433
Georgia - 0.4%
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	1,100,000	1,224,905
Columbus Wtr. & Swr. Rev. 5.25% 5/1/11 (FSA Insured)	1,085,000	1,195,507
		2,420,412
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (FGIC Insured) (e)	$ 1,300,000	$ 1,608,113
Illinois - 14.5%
Chicago Board of Ed.:
Series A:
0% 12/1/14 (FGIC Insured)	1,000,000	611,940
0% 12/1/16 (FGIC Insured)	4,000,000	2,171,400
5.75% 12/1/27 (AMBAC Insured)	14,065,000	15,916,517
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	2,520,000	1,430,201
0% 1/1/24 (FGIC Insured)	6,110,000	2,087,542
0% 1/1/28 (FGIC Insured)	5,000,000	1,341,350
(Neighborhoods Alive 21 Prog.):
Series 2000 A, 6% 1/1/28 (FGIC Insured)	1,400,000	1,547,658
5.5% 1/1/17 (FGIC Insured)	2,265,000	2,449,212
Series A:
5% 1/1/41 (MBIA Insured)	1,000,000	974,070
5% 1/1/42 (AMBAC Insured)	1,700,000	1,655,545
5.5% 1/1/38 (MBIA Insured)	1,000,000	1,025,680
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	1,500,000	1,551,525
Series B, 6% 1/1/09 (MBIA Insured) (e)	300,000	324,285
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5.5% 1/1/16 (AMBAC Insured) (e)	1,000,000	1,049,680
6.25% 1/1/09 (AMBAC Insured) (e)	3,700,000	4,061,934
6.375% 1/1/15 (MBIA Insured)	1,400,000	1,470,336
5.5% 1/1/09 (AMBAC Insured) (e)	1,250,000	1,354,925
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 4.25% 6/1/08 (AMBAC Insured)	1,400,000	1,428,280
Coles & Cumberland Counties Cmnty. Unit School District #2 5.8% 2/1/17 (FGIC Insured)	1,000,000	1,107,200
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,521,728
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	1,500,000	1,585,140
Illinois Edl. Facilities Auth. Revs. (DePaul Univ. Proj.):
5.5% 10/1/18 (Pre-Refunded to 10/1/10 @ 101) (f)	2,195,000	2,497,669
5.5% 10/1/19 (Pre-Refunded to 10/1/10 @ 101) (f)	1,000,000	1,137,890
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Illinois Gen. Oblig.:
First Series:
5.5% 8/1/19 (MBIA Insured)	$ 2,500,000	$ 2,712,000
5.75% 12/1/18 (MBIA Insured)	1,000,000	1,108,730
5.5% 4/1/17 (MBIA Insured)	1,000,000	1,081,290
5.6% 4/1/21 (MBIA Insured)	1,000,000	1,073,420
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,131,580
(Dectaur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,124,927
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,023,600
(Riverside Health Sys. Proj.) 6.8% 11/15/20	1,500,000	1,602,270
Illinois Sales Tax Rev.:
First Series 2001, 5.5% 6/15/13	3,250,000	3,563,918
6% 6/15/20	600,000	673,386
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/17 (FSA Insured)	2,000,000	2,174,280
Kane County School District #129, Aurora West Side Series A:
5.75% 2/1/16 (FGIC Insured)	1,000,000	1,100,190
5.75% 2/1/18 (FGIC Insured)	2,000,000	2,194,820
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/16 (MBIA Insured)	1,000,000	1,089,740
Lake County Cmnty. Consolidated School District #50, Woodland Series 2000 A, 6% 12/1/20 (FGIC Insured)	1,075,000	1,200,711
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured) (a)	1,795,000	1,919,645
McHenry County Conservation District Series A, 5.625% 2/1/21 (FGIC Insured)	1,000,000	1,063,450
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	2,000,000	402,540
5.75% 6/15/41 (MBIA Insured)	1,200,000	1,272,672
Series A:
0% 6/15/16 (FGIC Insured)	2,370,000	1,315,682
0% 12/15/24 (MBIA Insured)	3,000,000	972,840
0% 6/15/31 (MBIA Insured)	1,800,000	395,172
0% 6/15/40 (MBIA Insured)	7,400,000	952,898
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
Series 2002 A:
0% 6/15/09 (Escrowed to Maturity) (f)	$ 975,000	$ 823,563
0% 6/15/09 (FGIC Insured)	25,000	20,791
Series A, 0% 6/15/09 (Escrowed to Maturity) (f)	65,000	54,904
Ogle Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (MBIA Insured)	1,000,000	1,146,560
Univ. of Illinois Auxiliary Facilities Sys. Rev. 0% 4/1/15 (MBIA Insured)	3,700,000	2,201,093
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000,000	608,780
		91,307,159
Indiana - 0.9%
Indiana Bond Bank Rev. Series B, 5% 2/1/10 (MBIA Insured)	1,000,000	1,085,280
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31	1,500,000	1,515,510
New Albany Floyd County Independent School Bldg. Corp. 5.75% 7/15/17 (FGIC Insured)	1,000,000	1,108,130
Petersburg Poll. Cont. Rev. 5.95% 12/1/29 (e)	2,000,000	2,044,220
		5,753,140
Iowa - 0.8%
Iowa Fin. Auth. Hosp. Facilities Rev. 5.875% 2/15/30 (AMBAC Insured)	1,870,000	2,005,594
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	4,000,000	3,289,320
		5,294,914
Kansas - 1.7%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (b)	1,000,000	1,058,220
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Services Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,634,895
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev.:
(Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5% 12/1/13 (MBIA Insured)	2,390,000	2,519,347
5% 12/1/14 (MBIA Insured)	500,000	528,030
5.25% 12/1/09 (MBIA Insured)	1,420,000	1,542,688
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Kansas - continued
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev.: - continued
(Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5.25% 12/1/11 (MBIA Insured)	$ 1,750,000	$ 1,887,253
Series 2000 2, 5.75% 4/1/16 (AMBAC Insured)	1,550,000	1,737,132
		10,907,565
Kentucky - 1.2%
Louisville & Jefferson County Metro. Swr. District Swr. & Drain Sys. Rev. Series A:
5.25% 5/15/37 (FGIC Insured)	1,300,000	1,339,338
5.75% 5/15/33 (FGIC Insured)	6,050,000	6,477,614
		7,816,952
Maine - 1.4%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (FGIC Insured)	8,100,000	8,644,968
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.) 5.75% 7/1/13 (Escrowed to Maturity) (f)	2,680,000	3,017,760
Massachusetts - 3.0%
Massachusetts Bay Trans. Auth.:
Series 1997 D, 5% 3/1/27	2,000,000	2,000,760
Series A:
5.375% 3/1/19	1,000,000	1,063,750
5.75% 3/1/26	2,000,000	2,145,060
Massachusetts Gen. Oblig. Series D, 5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (f)	1,200,000	1,308,708
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	500,000	511,590
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	800,000	697,984
0% 8/1/10	4,500,000	3,507,030
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	$ 10,000	$ 10,716
Massachusetts Wtr. Resources Auth. Series A, 5.75% 8/1/39 (FGIC Insured)	7,000,000	7,495,390
		18,740,988
Michigan - 1.9%
Detroit Gen. Oblig. Series A, 5% 4/1/08 (FSA Insured) (a)	3,400,000	3,584,552
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	1,065,000	1,082,008
Ecorse Pub. School District 5.5% 5/1/27 (FGIC Insured)	1,000,000	1,049,370
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (f)	300,000	348,636
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	2,000,000	1,997,000
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	2,310,000	2,583,250
Zeeland Pub. Schools 5.375% 5/1/25 (FGIC Insured)	1,500,000	1,546,710
		12,191,526
Minnesota - 1.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	1,800,000	1,817,136
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	1,000,000	1,049,910
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series D, 6.4% 7/1/15 (e)	665,000	682,357
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	640,000	660,384
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,162,340
Saint Paul Port Auth. Lease Rev. Series 2003 11, 5.25% 12/1/18	1,000,000	1,074,250
Waconia Independent School District #110 Series A, 5% 2/1/12 (FSA Insured)	500,000	537,185
		7,983,562
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Missouri - 0.4%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	$ 1,010,000	$ 1,055,733
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/08 (FSA Insured)	1,130,000	1,224,434
		2,280,167
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	1,100,000	1,151,359
Nevada - 0.8%
Clark County Arpt. Rev. Series C, 5.375% 7/1/22 (AMBAC Insured) (e)	1,000,000	1,024,480
Clark County Gen. Oblig.:
(Park & Reg'l. Justice Ctr. Proj.) 5.75% 11/1/24 (FGIC Insured)	1,000,000	1,073,010
Series 2000, 5.5% 7/1/30 (MBIA Insured)	500,000	517,805
Las Vegas Valley Wtr. District Series B:
5.25% 6/1/16 (MBIA Insured)	1,000,000	1,075,140
5.25% 6/1/17 (MBIA Insured)	1,000,000	1,067,710
		4,758,145
New Jersey - 1.0%
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5.625% 1/1/15 (MBIA Insured)	185,000	200,423
New Jersey Trans. Trust Fund Auth. Series C, 5.5% 6/15/19	700,000	761,313
North Hudson Swr. Auth. Swr. Rev. Series A, 5.25% 8/1/17 (FGIC Insured)	2,000,000	2,142,340
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	600,000	587,778
6.125% 6/1/24	1,100,000	1,047,937
6.125% 6/1/42	1,600,000	1,375,168
		6,114,959
New Mexico - 1.3%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (e)	3,970,000	4,458,072
6.75% 7/1/09 (AMBAC Insured) (e)	450,000	518,999
6.75% 7/1/11 (AMBAC Insured) (e)	1,805,000	2,105,190
New Mexico Edl. Assistance Foundation Student Ln. Rev. Series IV A2, 6.65% 3/1/07	1,000,000	1,047,620
		8,129,881
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New York - 9.5%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/16 (FSA Insured)	$ 1,500,000	$ 1,662,405
5.75% 5/1/21 (FSA Insured)	1,200,000	1,308,312
Metro. Trans. Auth. Transit Facilities Rev.:
Series B2, 5% 7/1/17 (Escrowed to Maturity) (f)	500,000	528,845
Series C, 4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (f)	150,000	161,135
Metropolitan Trans. Auth. Rev. Series 2002 A, 5.75% 11/15/32	4,300,000	4,565,310
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	1,000,000	1,015,240
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (f)	700,000	792,141
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	300,000	324,066
5% 9/1/13 (FGIC Insured)	850,000	906,457
New York City Gen. Oblig.:
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	650,208
Series C, 5.75% 3/15/27 (FSA Insured)	500,000	532,500
Series E, 6% 8/1/11	500,000	543,910
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (e)	800,000	829,728
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 5.9% 1/1/06 (e)	8,680,000	8,836,240
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series A:
5.125% 6/15/34 (MBIA Insured)	2,000,000	2,020,540
6% 6/15/28	1,500,000	1,641,000
Series B:
5.75% 6/15/26	5,000,000	5,353,700
5.75% 6/15/29	5,000,000	5,349,100
5.75% 6/15/29 (MBIA Insured)	1,500,000	1,605,645
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	1,000,000	1,014,330
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series C, 7.5% 7/1/10	500,000	578,320
(The Jamaica Hosp. Proj.) Series F, 5.2% 2/15/14 (MBIA Insured)	6,150,000	6,572,690
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,112,020
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	$ 870,000	$ 895,508
4.875% 6/15/20	795,000	812,299
5% 6/15/15	305,000	322,702
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	500,000	543,530
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/16	305,000	336,632
5.5% 4/1/16 (Pre-Refunded to 4/1/12 @ 100) (f)	695,000	778,525
New York State Urban Dev. Corp. Rev. Series C1, 5.5% 3/15/18 (FGIC Insured)	1,000,000	1,087,880
New York Transitional Fin. Auth. Rev. Series A, 5.75% 2/15/16	400,000	445,016
Tobacco Settlement Fing. Corp. Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,042,710
5.25% 6/1/22 (AMBAC Insured)	950,000	984,172
5.5% 6/1/16	4,700,000	4,984,820
		60,137,636
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	500,000	521,495
North Carolina - 3.5%
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5.125% 10/1/41	1,050,000	1,052,804
5.125% 7/1/42	3,420,000	3,430,636
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,500,000	1,607,535
Series B:
5.875% 1/1/21 (MBIA Insured)	3,050,000	3,356,556
6% 1/1/06	5,820,000	6,141,322
7.25% 1/1/07	1,000,000	1,105,490
Series C:
5.5% 1/1/07	700,000	743,764
5.5% 1/1/07 (MBIA Insured)	2,000,000	2,166,040
Series D, 6.7% 1/1/19	1,115,000	1,222,397
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,042,570
		21,869,114
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
North Dakota - 0.2%
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/09 (FGIC Insured)	$ 1,400,000	$ 1,538,488
Ohio - 1.5%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series B, 8.875% 8/1/08 (e)	1,005,000	1,010,126
Delaware County Gen. Oblig. 6% 12/1/25	1,000,000	1,122,860
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	1,000,000	1,073,070
Franklin County Hosp. Rev. 5.5% 5/1/21 (AMBAC Insured)	1,455,000	1,552,922
Gateway Econ. Dev. Corp. Greater Cleveland Stadium Rev. Series 1990, 6.5% 9/15/14 (e)	3,000,000	3,071,880
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) 5.375% 12/1/17	1,000,000	1,089,180
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	453,960
		9,373,998
Oklahoma - 1.3%
Oklahoma Industries Auth. Rev.:
(Health Sys. Oblig. Group Proj.) Series A, 5.75% 8/15/29 (MBIA Insured)	1,500,000	1,584,765
6% 8/15/19 (MBIA Insured)	3,000,000	3,329,010
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	3,000,000	3,213,150
		8,126,925
Oregon - 0.6%
Portland Swr. Sys. Rev. Series 2000 A, 5.75% 8/1/18 (FGIC Insured)	500,000	557,750
Tri-County Metro. Trans. District Rev. Series A:
5.75% 8/1/18	1,000,000	1,115,500
5.75% 8/1/19	2,080,000	2,306,762
		3,980,012
Pennsylvania - 3.8%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (e)	1,000,000	1,073,620
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,075,630
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,713,493
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,742,235
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Delaware County Auth. Rev. (First Mtg. Riddle Village Proj.) 8.25% 6/1/22 (Escrowed to Maturity) (f)	$ 2,120,000	$ 2,193,076
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,128,379
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (e)	2,000,000	2,041,620
Pennsylvania Gen. Oblig. Second Series, 5.5% 5/1/17 (FSA Insured)	600,000	659,412
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	3,065,000	3,381,308
Philadelphia School District Series 2002 A, 5.5% 2/1/31 (FSA Insured)	1,300,000	1,360,801
Tredyffrin-Easttown School District 5.5% 2/15/15	2,010,000	2,198,960
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,077,700
		23,646,234
Puerto Rico - 0.2%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (f)	1,000,000	1,069,870
Rhode Island - 1.1%
North Kingstown Gen. Oblig. 5.8% 10/1/21 (FGIC Insured)	1,320,000	1,463,128
Providence Redev. Agcy. Rev. Series A, 5.75% 4/1/29 (AMBAC Insured)	800,000	857,760
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (e)	4,000,000	4,772,760
		7,093,648
South Carolina - 0.4%
South Carolina Ed. Assistance Auth. Rev. (Guaranteed Student Ln. Prog.) Series B, 5.7% 9/1/05 (e)	1,000,000	1,039,460
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (f)	1,000,000	1,233,410
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	545,000	496,152
		2,769,022
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Tennessee - 0.7%
Metro. Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09 @ 101) (f)	$ 400,000	$ 462,008
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (f)	600,000	696,810
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 6.5% 9/1/26	3,000,000	3,231,960
		4,390,778
Texas - 15.2%
Aldine Independent School District 5.5% 2/15/13	3,150,000	3,441,533
Alvin Independent School District 5.75% 8/15/21	1,000,000	1,103,160
Austin Util. Sys. Rev. Series A, 0% 11/15/10 (MBIA Insured)	1,100,000	850,201
Canyon Independent School District Series A, 5.5% 2/15/18	1,575,000	1,713,506
Comal Independent School District 5.75% 8/1/28	2,000,000	2,141,780
Conroe Independent School District Lot B, 0% 2/15/09	750,000	633,893
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,500,000	1,583,895
Cypress-Fairbanks Independent School District:
Series A:
0% 2/15/14	3,200,000	2,023,904
0% 2/15/16	1,400,000	792,596
5.75% 2/15/21	1,000,000	1,088,840
Denton County Lewisville Independent School District Series 2004, 5% 8/15/20	1,000,000	1,031,300
El Paso Gen. Oblig. 5.75% 8/15/25 (FSA Insured)	4,500,000	4,785,885
El Paso Wtr. & Swr. Rev. 5% 3/1/10 (AMBAC Insured)	1,205,000	1,307,148
Garland Independent School District 5.5% 2/15/19	2,500,000	2,676,475
Grapevine Gen. Oblig. 5.75% 8/15/18 (FGIC Insured)	1,250,000	1,387,788
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (MBIA Insured)	1,000,000	1,048,190
Harris County Gen. Oblig. 0% 10/1/17 (MBIA Insured)	2,500,000	1,294,825
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12	1,000,000	1,090,020
5.75% 2/15/21	1,310,000	1,376,181
Houston Arpt. Sys. Rev.:
Series A, 5.625% 7/1/19 (FSA Insured) (e)	1,000,000	1,057,280
Series B, 5.5% 7/1/30 (FSA Insured)	1,400,000	1,456,658
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
Houston Independent School District 0% 8/15/13	$ 1,300,000	$ 856,310
Hurst Euless Bedford Independent School District 0% 8/15/11	1,000,000	739,830
Lewisville Independent School District 0% 8/15/19	2,340,000	1,084,403
Los Fresnos Independent School District:
5.75% 8/15/13	1,040,000	1,171,997
5.75% 8/15/14	1,100,000	1,235,652
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,050,090
Mansfield Independent School District 5.5% 2/15/17	2,000,000	2,175,280
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,062,755
Mount Pleasant Independent School District 5.5% 2/15/22	2,590,000	2,744,157
Northside Independent School District 5.5% 2/15/15	2,000,000	2,173,940
Northwest Texas Independent School District 5.5% 8/15/21	3,185,000	3,397,726
Pearland Independent School District 5.875% 2/15/17	1,205,000	1,343,961
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (b)(e)	4,000,000	4,289,120
San Antonio Elec. & Gas Systems Rev. 5.5% 2/1/20 (Pre-Refunded to 2/1/07 @ 101) (f)	75,000	82,226
San Benito Consolidated Independent School District 6% 2/15/25	900,000	990,162
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/14 (AMBAC Insured)	2,245,000	2,483,868
Spring Branch Independent School District 5.375% 2/1/18	1,000,000	1,077,980
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	1,000,000	994,770
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,705,000	3,474,501
0% 9/1/11 (Escrowed to Maturity) (f)	330,000	249,424
0% 9/1/15 (MBIA Insured)	1,000,000	581,290
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	1,000,000	1,108,110
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
Series A:
0% 8/15/25 (AMBAC Insured)	2,910,000	893,021
0% 8/15/29 (AMBAC Insured)	8,000,000	1,931,920
5.5% 8/15/39 (AMBAC Insured)	4,050,000	4,197,177
5.75% 8/15/38 (AMBAC Insured)	3,775,000	4,015,241
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
Texas Tpk. Auth. Dallas North Tollway Rev. 5.25% 1/1/23 (FGIC Insured)	$ 2,600,000	$ 2,703,532
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,055,920
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (f)	4,000,000	4,696,000
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5.25% 8/1/11 (MBIA Insured)	2,000,000	2,202,020
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27	1,000,000	1,014,810
Williamson County Gen. Oblig. 6% 8/15/19 (FGIC Insured)	1,000,000	1,158,670
Yselta Independent School District 0% 8/15/09	4,065,000	3,367,446
		95,488,367
Utah - 2.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6.5% 7/1/09 (AMBAC Insured)	365,000	421,352
6.5% 7/1/09 (Escrowed to Maturity) (f)	635,000	742,715
Series B:
5.75% 7/1/16 (MBIA Insured)	2,500,000	2,767,725
6% 7/1/16 (MBIA Insured)	7,000,000	7,680,890
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/10 (AMBAC Insured)	2,000,000	2,217,740
		13,830,422
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,115,270
Series A, 5.75% 12/1/18 (AMBAC Insured)	400,000	445,376
		1,560,646
Virginia - 0.9%
Loudoun County Indl. Dev. Auth. Residential Care Facilities Rev. (Falcons Landing Proj.) Series A, 9.25% 11/1/04 (Escrowed to Maturity) (f)	265,000	275,568
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.75% 5/15/21	1,965,000	2,169,753
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Virginia - continued
Virginia Resources Auth. Clean Wtr. State Revolving Fund Rev.:
5.625% 10/1/22	$ 1,250,000	$ 1,355,550
5.75% 10/1/19	1,750,000	1,950,673
		5,751,544
Washington - 9.1%
Chelan County Pub. Util. District #1 Rev. Series B, 4.5% 7/1/08 (FGIC Insured) (a)	1,040,000	1,064,482
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	3,040,000	3,328,648
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	2,000,000	906,300
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17 (MBIA Insured)	4,000,000	4,508,200
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (e)	1,715,000	1,815,259
King County Swr. Rev. Series B:
5.125% 1/1/33 (FSA Insured)	2,800,000	2,807,728
5.5% 1/1/21 (FSA Insured)	1,615,000	1,712,191
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (e)	3,000,000	3,152,040
Port of Seattle Rev. Series A, 5% 4/1/31 (FGIC Insured)	1,000,000	985,590
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	1,000,000	1,090,090
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/10 (FGIC Insured)	1,000,000	1,053,380
Spokane County School District #81 5.25% 12/1/18 (FSA Insured)	1,000,000	1,060,970
Spokane Pub. Facilities District Hotel & Motel Tax & Sales Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	1,000,000	1,082,110
Tacoma Elec. Sys. Rev. Series A, 5.625% 1/1/21 (FSA Insured)	1,300,000	1,408,446
Tumwater School District #33, Thurston County Series 1996 B, 0% 12/1/10 (FGIC Insured)	4,000,000	3,084,280
Univ. of Washington Univ. Revs. (Student Facilities Fee Prog.) 5.8% 6/1/30 (FSA Insured)	3,000,000	3,224,250
Washington Gen. Oblig.:
Series 2000 A, 5.625% 7/1/24	2,000,000	2,118,740
Series 2001 C, 5.25% 1/1/16	1,000,000	1,075,340
Series R 97A, 0% 7/1/19 (MBIA Insured)	1,200,000	559,536
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Washington - continued
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	$ 3,000,000	$ 3,260,040
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,494,064
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5.1% 7/1/07	500,000	538,880
		57,330,564
Wisconsin - 1.7%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	1,000,000	927,210
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	1,000,000	1,079,700
Fond Du Lac School District 5.75% 4/1/13 (Pre-Refunded to 4/1/10 @ 100) (f)	1,300,000	1,477,801
Milwaukee County Gen. Oblig. Series A:
0% 12/1/10 (Escrowed to Maturity) (f)	130,000	102,561
0% 12/1/10 (FGIC Insured)	3,370,000	2,620,411
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,500,000	1,524,045
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/16	1,000,000	1,046,280
5.75% 8/15/30	1,500,000	1,544,070
6.25% 8/15/22	600,000	642,744
		10,964,822
TOTAL MUNICIPAL BONDS (Cost $605,560,772)		630,468,924
Money Market Funds - 0.7%
	Shares
Fidelity Municipal Cash Central Fund, 1.11% (c)(d) (Cost $4,238,600)	4,238,600	4,238,600
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $609,799,372)		634,707,524
NET OTHER ASSETS - (0.8)%		(4,852,598)
NET ASSETS - 100%		$ 629,854,926
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	35.0%
Electric Utilities	12.8%
Transportation	11.2%
Health Care	11.2%
Water & Sewer	10.8%
Education	6.1%
Others* (individually less than 5%)	12.9%
100.0%
*Includes cash equivalents and net other assets
Purchases and sales of securities, other than short-term securities, aggregated $52,667,660 and $63,964,685, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $609,799,372) - See accompanying schedule		$ 634,707,524
Cash		62,871
Receivable for fund shares sold		1,102,075
Interest receivable		9,618,691
Prepaid expenses		2,372
Other receivables		171
Total assets		645,493,704

Liabilities
Payable for investments purchased Regular delivery	$ 2,111,140
Delayed delivery	10,633,476
Payable for fund shares redeemed	1,647,885
Distributions payable	734,649
Accrued management fee	200,560
Distribution fees payable	213,630
Other affiliated payables	76,366
Other payables and accrued expenses	21,072
Total liabilities		15,638,778

Net Assets		$ 629,854,926
Net Assets consist of:
Paid in capital		$ 602,669,726
Undistributed net investment income		27,011
Accumulated undistributed net realized gain (loss) on investments		2,250,037
Net unrealized appreciation (depreciation) on investments		24,908,152
Net Assets		$ 629,854,926

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($95,813,463 ÷ 7,429,675 shares)	$ 12.90

Maximum offering price per share (100/95.25 of $12.90)	$ 13.54
Class T: Net Asset Value and redemption price per share ($326,389,266 ÷ 25,260,955 shares)	$ 12.92

Maximum offering price per share (100/96.50 of $12.92)	$ 13.39
Class B: Net Asset Value and offering price per share ($104,853,522 ÷ 8,147,486 shares) A	$ 12.87

Class C: Net Asset Value and offering price per share ($61,172,582 ÷ 4,736,521 shares) A	$ 12.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($41,626,093 ÷ 3,238,268 shares)	$ 12.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Interest		$ 15,277,729

Expenses
Management fee	$ 1,224,025
Transfer agent fees	350,419
Distribution fees	1,310,032
Accounting fees and expenses	90,477
Non-interested trustees' compensation	2,112
Custodian fees and expenses	6,690
Registration fees	48,352
Audit	24,192
Legal	7,343
Miscellaneous	7,331
Total expenses before reductions	3,070,973
Expense reductions	(1,087)	3,069,886
Net investment income (loss)		12,207,843
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,629,933
Change in net unrealized appreciation (depreciation) on investment securities		(6,647,846)
Net gain (loss)		(4,017,913)
Net increase (decrease) in net assets resulting from operations		$ 8,189,930

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,207,843	$ 25,195,637
Net realized gain (loss)	2,629,933	9,116,247
Change in net unrealized appreciation (depreciation)	(6,647,846)	(3,367,057)
Net increase (decrease) in net assets resulting from operations	8,189,930	30,944,827
Distributions to shareholders from net investment income	(12,183,194)	(25,330,647)
Distributions to shareholders from net realized gain	(1,087,798)	(96,841)
Total distributions	(13,270,992)	(25,427,488)
Share transactions - net increase (decrease)	(8,247,914)	22,471,782
Total increase (decrease) in net assets	(13,328,976)	27,989,121

Net Assets
Beginning of period	643,183,902	615,194,781
End of period (including undistributed net investment income of $27,011 and undistributed net investment income of $63,585, respectively)	$ 629,854,926	$ 643,183,902

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 12.87	$ 12.70	$ 12.02	$ 11.69	$ 12.54
Income from Investment Operations
Net investment income (loss)	.264E	.539E	.557E,G	.584E	.591E	.567
Net realized and unrealized gain (loss)	(.078)	.137	.168G	.679	.337	(.850)
Total from investment operations	.186	.676	.725	1.263	.928	(.283)
Distributions from net investment income	(.264)	(.544)	(.555)	(.583)	(.598)	(.567)
Distributions from net realized gain	(.022)	(.002)	-	-	-	-
Total distributions	(.286)	(.546)	(.555)	(.583)	(.598)	(.567)
Net asset value, end of period	$ 12.90	$ 13.00	$ 12.87	$ 12.70	$ 12.02	$ 11.69
Total ReturnB,C,D	1.41%	5.33%	5.88%	10.72%	8.17%	(2.36)%
Ratios to Average Net AssetsF
Expenses before expense reductions	.70%A	.68%	.69%	.69%	.72%	.72%
Expenses net of voluntary waivers, if any	.70%A	.68%	.69%	.69%	.72%	.72%
Expenses net of all reductions	.70%A	.68%	.67%	.62%	.72%	.72%
Net investment income (loss)	4.02%A	4.15%	4.41%G	4.70%	5.02%	4.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,813	$ 87,406	$ 67,457	$ 46,796	$ 22,780	$ 10,722
Portfolio turnover rate	16%A	26%	20%	16%	39%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.03	$ 12.89	$ 12.72	$ 12.04	$ 11.70	$ 12.56
Income from Investment Operations
Net investment income (loss)	.259E	.529E	.546E,G	.572E	.583E	.555
Net realized and unrealized gain (loss)	(.089)	.144	.166G	.679	.343	(.860)
Total from investment operations	.170	.673	.712	1.251	.926	(.305)
Distributions from net investment income	(.258)	(.531)	(.542)	(.571)	(.586)	(.555)
Distributions from net realized gain	(.022)	(.002)	-	-	-	-
Total distributions	(.280)	(.533)	(.542)	(.571)	(.586)	(.555)
Net asset value, end of period	$ 12.92	$ 13.03	$ 12.89	$ 12.72	$ 12.04	$ 11.70
Total ReturnB,C,D	1.28%	5.30%	5.76%	10.59%	8.14%	(2.53)%
Ratios to Average Net AssetsF
Expenses before expense reductions	.79%A	.78%	.79%	.79%	.81%	.81%
Expenses net of voluntary waivers, if any	.79%A	.78%	.79%	.79%	.81%	.81%
Expenses net of all reductions	.79%A	.77%	.77%	.72%	.81%	.81%
Net investment income (loss)	3.93%A	4.06%	4.31%G	4.60%	4.93%	4.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 326,389	$ 340,542	$ 354,030	$ 369,295	$ 340,959	$ 329,926
Portfolio turnover rate	16%A	26%	20%	16%	39%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.98	$ 12.85	$ 12.67	$ 12.00	$ 11.67	$ 12.53
Income from Investment Operations
Net investment income (loss)	.215E	.443E	.462E,G	.489E	.504E	.476
Net realized and unrealized gain (loss)	(.088)	.136	.178G	.671	.336	(.860)
Total from investment operations	.127	.579	.640	1.160	.840	(.384)
Distributions from net investment income	(.215)	(.447)	(.460)	(.490)	(.510)	(.476)
Distributions from net realized gain	(.022)	(.002)	-	-	-	-
Total distributions	(.237)	(.449)	(.460)	(.490)	(.510)	(.476)
Net asset value, end of period	$ 12.87	$ 12.98	$ 12.85	$ 12.67	$ 12.00	$ 11.67
Total ReturnB,C,D	.95%	4.56%	5.19%	9.83%	7.38%	(3.16)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.45%A	1.43%	1.44%	1.43%	1.46%	1.46%
Expenses net of voluntary waivers, if any	1.45%A	1.43%	1.44%	1.43%	1.46%	1.46%
Expenses net of all reductions	1.45%A	1.42%	1.41%	1.37%	1.46%	1.46%
Net investment income (loss)	3.27%A	3.41%	3.66%G	3.95%	4.28%	3.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,854	$ 110,853	$ 109,986	$ 91,687	$ 68,571	$ 63,464
Portfolio turnover rate	16%A	26%	20%	16%	39%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 12.89	$ 12.71	$ 12.04	$ 11.70	$ 12.56
Income from Investment Operations
Net investment income (loss)	.209E	.430E	.451E,G	.478E	.493E	.465
Net realized and unrealized gain (loss)	(.079)	.135	.176G	.669	.345	(.860)
Total from investment operations	.130	.565	.627	1.147	.838	(.395)
Distributions from net investment income	(.208)	(.433)	(.447)	(.477)	(.498)	(.465)
Distributions from net realized gain	(.022)	(.002)	-	-	-	-
Total distributions	(.230)	(.435)	(.447)	(.477)	(.498)	(.465)
Net asset value, end of period	$ 12.92	$ 13.02	$ 12.89	$ 12.71	$ 12.04	$ 11.70
Total ReturnB,C,D	.97%	4.44%	5.06%	9.69%	7.34%	(3.24)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.55%A	1.53%	1.53%	1.53%	1.56%	1.56%
Expenses net of voluntary waivers, if any	1.55%A	1.53%	1.53%	1.53%	1.56%	1.56%
Expenses net of all reductions	1.55%A	1.52%	1.51%	1.47%	1.56%	1.56%
Net investment income (loss)	3.17%A	3.31%	3.57%G	3.85%	4.18%	3.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,173	$ 59,423	$ 52,019	$ 37,324	$ 17,120	$ 13,071
Portfolio turnover rate	16%A	26%	20%	16%	39%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 12.83	$ 12.66	$ 11.98	$ 11.65	$ 12.51
Income from Investment Operations
Net investment income (loss)	.274D	.556D	.573D,F	.598D	.604D	.584
Net realized and unrealized gain (loss)	(.088)	.139	.170F	.682	.339	(.860)
Total from investment operations	.186	.695	.743	1.280	.943	(.276)
Distributions from net investment income	(.274)	(.563)	(.573)	(.600)	(.613)	(.584)
Distributions from net realized gain	(.022)	(.002)	-	-	-	-
Total distributions	(.296)	(.565)	(.573)	(.600)	(.613)	(.584)
Net asset value, end of period	$ 12.85	$ 12.96	$ 12.83	$ 12.66	$ 11.98	$ 11.65
Total ReturnB,C	1.41%	5.50%	6.05%	10.91%	8.34%	(2.31)%
Ratios to Average Net AssetsE
Expenses before expense reductions	.55%A	.54%	.55%	.54%	.61%	.60%
Expenses net of voluntary waivers, if any	.55%A	.54%	.55%	.54%	.61%	.60%
Expenses net of all reductions	.55%A	.53%	.52%	.48%	.61%	.60%
Net investment income (loss)	4.17%A	4.30%	4.55%F	4.84%	5.13%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,626	$ 44,960	$ 31,703	$ 21,842	$ 8,324	$ 3,431
Portfolio turnover rate	16%A	26%	20%	16%	39%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to market discount and losses deferred due to futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 29,503,120
Unrealized depreciation	(4,277,005)
Net unrealized appreciation (depreciation)	$ 25,226,115
Cost for federal income tax purposes	$ 609,481,409

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 69,688	$ 652
Class T	0%	.25%	426,394	21,583
Class B	.65%	.25%	500,149	362,613
Class C	.75%	.25%	313,801	108,436
			$ 1,310,032	$ 493,284

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 49,607
Class T	14,686
Class B*	110,773
Class C*	8,291
$ 183,357

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 50,631	.11*
Class T	180,620	.11*
Class B	61,163	.11*
Class C	33,831	.11*
Institutional Class	24,174	.11*
	$ 350,419

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

earned by the fund are recorded as income in the accompanying financial statements and totaled $15,387 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,087.

7. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 11% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 1,855,299	$ 3,352,432
Class T	6,643,669	14,468,124
Class B	1,809,584	3,967,761
Class C	987,057	1,950,363
Institutional Class	887,585	1,591,967
Total	$ 12,183,194	$ 25,330,647
From net realized gain
Class A	$ 149,850	$ 10,945
Class T	570,715	55,415
Class B	187,961	17,248
Class C	103,235	8,364
Institutional Class	76,037	4,869
Total	$ 1,087,798	$ 96,841

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	1,515,620	3,901,567	$ 20,066,606	$ 50,803,639
Reinvestment of distributions	96,469	162,162	1,271,182	2,110,532
Shares redeemed	(905,501)	(2,581,581)	(11,955,657)	(33,549,091)
Net increase (decrease)	706,588	1,482,148	$ 9,382,131	$ 19,365,080
Class T
Shares sold	1,509,731	5,300,881	$ 20,024,558	$ 69,054,270
Reinvestment of distributions	388,060	757,344	5,123,728	9,873,817
Shares redeemed	(2,780,452)	(7,372,291)	(36,792,934)	(95,857,703)
Net increase (decrease)	(882,661)	(1,314,066)	$ (11,644,648)	$ (16,929,616)
Class B
Shares sold	393,645	2,246,062	$ 5,194,764	$ 29,269,745
Reinvestment of distributions	87,516	172,328	1,150,820	2,238,503
Shares redeemed	(876,939)	(2,436,595)	(11,572,467)	(31,456,462)
Net increase (decrease)	(395,778)	(18,205)	$ (5,226,883)	$ 51,786
Class C
Shares sold	788,784	1,928,795	$ 10,429,904	$ 25,207,188
Reinvestment of distributions	52,856	97,383	697,543	1,268,933
Shares redeemed	(669,144)	(1,498,069)	(8,867,288)	(19,484,342)
Net increase (decrease)	172,496	528,109	$ 2,260,159	$ 6,991,779
Institutional Class
Shares sold	991,418	3,276,194	$ 13,079,792	$ 42,752,774
Reinvestment of distributions	15,702	31,935	206,116	414,731
Shares redeemed	(1,237,906)	(2,309,742)	(16,304,581)	(30,174,752)
Net increase (decrease)	(230,786)	998,387	$ (3,018,673)	$ 12,992,753

Semiannual Report

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Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

HIM-USAN-0604
1.784901.101

Fidelity® Advisor

Municipal Income Fund -

Institutional Class

Semiannual Report

April 30, 2004

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five States as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	15.2	15.0
Illinois	14.5	13.1
New York	9.5	9.9
Washington	9.1	7.9
California	7.9	6.8
Top Five Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.0	31.9
Electric Utilities	12.8	13.2
Transportation	11.2	11.2
Health Care	11.2	11.7
Water & Sewer	10.8	10.2
Average Years to Maturity as of April 30, 2004
		6 months ago
Years	15.4	15.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2004
6 months ago
Years	7.7	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
AAA 69.0%	AAA 63.1%
AA,A 20.0%	AA,A 27.4%
BBB 9.6%	BBB 7.8%
BB and Below 0.0%	BB and Below 0.1%
Not Rated 1.5%	Not Rated 2.0%
Short-Term Investments and Net Other Assets(dagger) (0.1)%	Short-Term Investments and Net Other Assets(dagger) (0.4)%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.1%
	Principal Amount	Value (Note 1)
Alabama - 0.2%
Oxford Gen. Oblig. 5.75% 5/1/25 (AMBAC Insured)	$ 1,000,000	$ 1,072,390
Alaska - 1.1%
Alaska Hsg. Fin. Corp. Series A, 5.4% 12/1/13	5,490,000	5,614,788
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.45% 7/1/09 (AMBAC Insured) (e)	1,500,000	1,593,510
		7,208,298
Arizona - 0.6%
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (e)	1,300,000	1,364,584
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (f)	3,750,000	2,345,063
		3,709,647
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	1,020,280
California - 7.9%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.75% 5/1/17	800,000	867,720
Series A:
5.25% 5/1/09 (MBIA Insured)	3,600,000	3,959,460
5.5% 5/1/15 (AMBAC Insured)	1,000,000	1,089,110
5.875% 5/1/16	2,100,000	2,307,018
California Gen. Oblig.:
4.5% 2/1/09	1,000,000	1,046,030
5.25% 2/1/11	2,300,000	2,472,385
5.25% 2/1/14	2,400,000	2,533,536
5.25% 2/1/15	1,200,000	1,261,200
5.25% 2/1/16	1,000,000	1,044,850
5.25% 2/1/20	1,300,000	1,330,784
5.25% 2/1/22	2,300,000	2,318,722
5.5% 3/1/11	3,500,000	3,817,065
5.5% 4/1/30	500,000	508,520
5.5% 11/1/33	1,100,000	1,117,314
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Series B, 5.2% 8/1/26 (MBIA Insured) (e)	105,000	105,187
Series R, 5.35% 8/1/07 (MBIA Insured) (e)	1,000,000	1,061,800
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 5%, tender 5/1/13 (b)(e)	2,000,000	2,000,000
California State Univ. Rev. & Colleges Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	1,000,000	1,093,200
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
California - continued
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	$ 2,460,000	$ 2,500,270
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	700,000	690,424
5% 1/15/16 (MBIA Insured)	400,000	418,692
5.75% 1/15/40	600,000	609,258
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	1,200,000	1,128,240
Series 2003 B, 5.75% 6/1/23	1,800,000	1,844,190
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A, 5.125% 7/1/41	4,000,000	3,926,200
Los Angeles Unified School District Series A:
5.375% 7/1/17 (MBIA Insured)	1,800,000	1,945,656
5.375% 7/1/18 (MBIA Insured)	1,000,000	1,075,420
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	500,000	529,195
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5% 7/1/08	300,000	327,438
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (MBIA Insured)	1,300,000	932,152
Univ. of California Revs. (UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured) (a)	1,755,000	1,900,367
5.5% 5/15/20 (AMBAC Insured) (a)	2,000,000	2,150,580
		49,911,983
Colorado - 2.2%
Arapahoe County Cherry Creek School District #5 6% 12/15/15	1,250,000	1,413,813
Colorado Springs Arpt. Rev. Series C, 0% 1/1/08 (MBIA Insured)	870,000	774,396
Colorado Wtr. Resources Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	1,610,000	1,800,721
5.625% 9/1/14	1,745,000	1,948,153
Douglas County School District #RE1, Douglas & Elbert Counties Series 2002 B, 5.75% 12/15/16 (FSA Insured)	2,775,000	3,105,059
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	1,200,000	1,292,748
Larimer County School District #R1, Poudre:
5.5% 12/15/23 (MBIA Insured)	500,000	536,805
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Colorado - continued
Larimer County School District #R1, Poudre: - continued
6% 12/15/17 (FGIC Insured)	$ 1,325,000	$ 1,513,084
Mesa County Residual Rev. 0% 12/1/11 (Escrowed to Maturity) (f)	2,275,000	1,684,274
		14,069,053
Connecticut - 0.8%
Connecticut Gen. Oblig.:
Series 2002 B, 5.5% 6/15/18	600,000	655,392
Series D, 5.375% 11/15/18	1,000,000	1,076,280
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (e)	3,350,000	3,245,581
		4,977,253
District Of Columbia - 2.0%
District of Columbia Gen. Oblig.:
Series A, 6% 6/1/07 (Escrowed to Maturity) (f)	150,000	162,905
Series B, 5.25% 6/1/26 (FSA Insured)	6,000,000	6,165,660
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,649,907
(Georgetown Univ. Proj.) Series A, 5.95% 4/1/14 (MBIA Insured)	2,000,000	2,237,260
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,560,700
		12,776,432
Florida - 1.3%
Dade County Aviation Rev. Series D, 5.75% 10/1/09 (AMBAC Insured) (e)	5,000,000	5,348,450
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/15 (FGIC Insured)	500,000	571,175
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) 3.35%, tender 9/1/05 (b)	2,200,000	2,238,808
		8,158,433
Georgia - 0.4%
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	1,100,000	1,224,905
Columbus Wtr. & Swr. Rev. 5.25% 5/1/11 (FSA Insured)	1,085,000	1,195,507
		2,420,412
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (FGIC Insured) (e)	$ 1,300,000	$ 1,608,113
Illinois - 14.5%
Chicago Board of Ed.:
Series A:
0% 12/1/14 (FGIC Insured)	1,000,000	611,940
0% 12/1/16 (FGIC Insured)	4,000,000	2,171,400
5.75% 12/1/27 (AMBAC Insured)	14,065,000	15,916,517
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	2,520,000	1,430,201
0% 1/1/24 (FGIC Insured)	6,110,000	2,087,542
0% 1/1/28 (FGIC Insured)	5,000,000	1,341,350
(Neighborhoods Alive 21 Prog.):
Series 2000 A, 6% 1/1/28 (FGIC Insured)	1,400,000	1,547,658
5.5% 1/1/17 (FGIC Insured)	2,265,000	2,449,212
Series A:
5% 1/1/41 (MBIA Insured)	1,000,000	974,070
5% 1/1/42 (AMBAC Insured)	1,700,000	1,655,545
5.5% 1/1/38 (MBIA Insured)	1,000,000	1,025,680
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	1,500,000	1,551,525
Series B, 6% 1/1/09 (MBIA Insured) (e)	300,000	324,285
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5.5% 1/1/16 (AMBAC Insured) (e)	1,000,000	1,049,680
6.25% 1/1/09 (AMBAC Insured) (e)	3,700,000	4,061,934
6.375% 1/1/15 (MBIA Insured)	1,400,000	1,470,336
5.5% 1/1/09 (AMBAC Insured) (e)	1,250,000	1,354,925
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 4.25% 6/1/08 (AMBAC Insured)	1,400,000	1,428,280
Coles & Cumberland Counties Cmnty. Unit School District #2 5.8% 2/1/17 (FGIC Insured)	1,000,000	1,107,200
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,521,728
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	1,500,000	1,585,140
Illinois Edl. Facilities Auth. Revs. (DePaul Univ. Proj.):
5.5% 10/1/18 (Pre-Refunded to 10/1/10 @ 101) (f)	2,195,000	2,497,669
5.5% 10/1/19 (Pre-Refunded to 10/1/10 @ 101) (f)	1,000,000	1,137,890
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Illinois Gen. Oblig.:
First Series:
5.5% 8/1/19 (MBIA Insured)	$ 2,500,000	$ 2,712,000
5.75% 12/1/18 (MBIA Insured)	1,000,000	1,108,730
5.5% 4/1/17 (MBIA Insured)	1,000,000	1,081,290
5.6% 4/1/21 (MBIA Insured)	1,000,000	1,073,420
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,131,580
(Dectaur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,124,927
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,023,600
(Riverside Health Sys. Proj.) 6.8% 11/15/20	1,500,000	1,602,270
Illinois Sales Tax Rev.:
First Series 2001, 5.5% 6/15/13	3,250,000	3,563,918
6% 6/15/20	600,000	673,386
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/17 (FSA Insured)	2,000,000	2,174,280
Kane County School District #129, Aurora West Side Series A:
5.75% 2/1/16 (FGIC Insured)	1,000,000	1,100,190
5.75% 2/1/18 (FGIC Insured)	2,000,000	2,194,820
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/16 (MBIA Insured)	1,000,000	1,089,740
Lake County Cmnty. Consolidated School District #50, Woodland Series 2000 A, 6% 12/1/20 (FGIC Insured)	1,075,000	1,200,711
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured) (a)	1,795,000	1,919,645
McHenry County Conservation District Series A, 5.625% 2/1/21 (FGIC Insured)	1,000,000	1,063,450
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	2,000,000	402,540
5.75% 6/15/41 (MBIA Insured)	1,200,000	1,272,672
Series A:
0% 6/15/16 (FGIC Insured)	2,370,000	1,315,682
0% 12/15/24 (MBIA Insured)	3,000,000	972,840
0% 6/15/31 (MBIA Insured)	1,800,000	395,172
0% 6/15/40 (MBIA Insured)	7,400,000	952,898
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
Series 2002 A:
0% 6/15/09 (Escrowed to Maturity) (f)	$ 975,000	$ 823,563
0% 6/15/09 (FGIC Insured)	25,000	20,791
Series A, 0% 6/15/09 (Escrowed to Maturity) (f)	65,000	54,904
Ogle Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (MBIA Insured)	1,000,000	1,146,560
Univ. of Illinois Auxiliary Facilities Sys. Rev. 0% 4/1/15 (MBIA Insured)	3,700,000	2,201,093
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000,000	608,780
		91,307,159
Indiana - 0.9%
Indiana Bond Bank Rev. Series B, 5% 2/1/10 (MBIA Insured)	1,000,000	1,085,280
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31	1,500,000	1,515,510
New Albany Floyd County Independent School Bldg. Corp. 5.75% 7/15/17 (FGIC Insured)	1,000,000	1,108,130
Petersburg Poll. Cont. Rev. 5.95% 12/1/29 (e)	2,000,000	2,044,220
		5,753,140
Iowa - 0.8%
Iowa Fin. Auth. Hosp. Facilities Rev. 5.875% 2/15/30 (AMBAC Insured)	1,870,000	2,005,594
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	4,000,000	3,289,320
		5,294,914
Kansas - 1.7%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (b)	1,000,000	1,058,220
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sisters of Charity of Leavenworth Health Services Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,634,895
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev.:
(Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5% 12/1/13 (MBIA Insured)	2,390,000	2,519,347
5% 12/1/14 (MBIA Insured)	500,000	528,030
5.25% 12/1/09 (MBIA Insured)	1,420,000	1,542,688
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Kansas - continued
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev.: - continued
(Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5.25% 12/1/11 (MBIA Insured)	$ 1,750,000	$ 1,887,253
Series 2000 2, 5.75% 4/1/16 (AMBAC Insured)	1,550,000	1,737,132
		10,907,565
Kentucky - 1.2%
Louisville & Jefferson County Metro. Swr. District Swr. & Drain Sys. Rev. Series A:
5.25% 5/15/37 (FGIC Insured)	1,300,000	1,339,338
5.75% 5/15/33 (FGIC Insured)	6,050,000	6,477,614
		7,816,952
Maine - 1.4%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (FGIC Insured)	8,100,000	8,644,968
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.) 5.75% 7/1/13 (Escrowed to Maturity) (f)	2,680,000	3,017,760
Massachusetts - 3.0%
Massachusetts Bay Trans. Auth.:
Series 1997 D, 5% 3/1/27	2,000,000	2,000,760
Series A:
5.375% 3/1/19	1,000,000	1,063,750
5.75% 3/1/26	2,000,000	2,145,060
Massachusetts Gen. Oblig. Series D, 5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (f)	1,200,000	1,308,708
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	500,000	511,590
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/08	800,000	697,984
0% 8/1/10	4,500,000	3,507,030
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	$ 10,000	$ 10,716
Massachusetts Wtr. Resources Auth. Series A, 5.75% 8/1/39 (FGIC Insured)	7,000,000	7,495,390
		18,740,988
Michigan - 1.9%
Detroit Gen. Oblig. Series A, 5% 4/1/08 (FSA Insured) (a)	3,400,000	3,584,552
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	1,065,000	1,082,008
Ecorse Pub. School District 5.5% 5/1/27 (FGIC Insured)	1,000,000	1,049,370
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (f)	300,000	348,636
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	2,000,000	1,997,000
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	2,310,000	2,583,250
Zeeland Pub. Schools 5.375% 5/1/25 (FGIC Insured)	1,500,000	1,546,710
		12,191,526
Minnesota - 1.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	1,800,000	1,817,136
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	1,000,000	1,049,910
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series D, 6.4% 7/1/15 (e)	665,000	682,357
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	640,000	660,384
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,162,340
Saint Paul Port Auth. Lease Rev. Series 2003 11, 5.25% 12/1/18	1,000,000	1,074,250
Waconia Independent School District #110 Series A, 5% 2/1/12 (FSA Insured)	500,000	537,185
		7,983,562
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Missouri - 0.4%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	$ 1,010,000	$ 1,055,733
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/08 (FSA Insured)	1,130,000	1,224,434
		2,280,167
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	1,100,000	1,151,359
Nevada - 0.8%
Clark County Arpt. Rev. Series C, 5.375% 7/1/22 (AMBAC Insured) (e)	1,000,000	1,024,480
Clark County Gen. Oblig.:
(Park & Reg'l. Justice Ctr. Proj.) 5.75% 11/1/24 (FGIC Insured)	1,000,000	1,073,010
Series 2000, 5.5% 7/1/30 (MBIA Insured)	500,000	517,805
Las Vegas Valley Wtr. District Series B:
5.25% 6/1/16 (MBIA Insured)	1,000,000	1,075,140
5.25% 6/1/17 (MBIA Insured)	1,000,000	1,067,710
		4,758,145
New Jersey - 1.0%
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5.625% 1/1/15 (MBIA Insured)	185,000	200,423
New Jersey Trans. Trust Fund Auth. Series C, 5.5% 6/15/19	700,000	761,313
North Hudson Swr. Auth. Swr. Rev. Series A, 5.25% 8/1/17 (FGIC Insured)	2,000,000	2,142,340
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	600,000	587,778
6.125% 6/1/24	1,100,000	1,047,937
6.125% 6/1/42	1,600,000	1,375,168
		6,114,959
New Mexico - 1.3%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (e)	3,970,000	4,458,072
6.75% 7/1/09 (AMBAC Insured) (e)	450,000	518,999
6.75% 7/1/11 (AMBAC Insured) (e)	1,805,000	2,105,190
New Mexico Edl. Assistance Foundation Student Ln. Rev. Series IV A2, 6.65% 3/1/07	1,000,000	1,047,620
		8,129,881
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New York - 9.5%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/16 (FSA Insured)	$ 1,500,000	$ 1,662,405
5.75% 5/1/21 (FSA Insured)	1,200,000	1,308,312
Metro. Trans. Auth. Transit Facilities Rev.:
Series B2, 5% 7/1/17 (Escrowed to Maturity) (f)	500,000	528,845
Series C, 4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (f)	150,000	161,135
Metropolitan Trans. Auth. Rev. Series 2002 A, 5.75% 11/15/32	4,300,000	4,565,310
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	1,000,000	1,015,240
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (f)	700,000	792,141
Nassau County Gen. Oblig. Series Z:
5% 9/1/11 (FGIC Insured)	300,000	324,066
5% 9/1/13 (FGIC Insured)	850,000	906,457
New York City Gen. Oblig.:
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	650,208
Series C, 5.75% 3/15/27 (FSA Insured)	500,000	532,500
Series E, 6% 8/1/11	500,000	543,910
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (e)	800,000	829,728
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 5.9% 1/1/06 (e)	8,680,000	8,836,240
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series A:
5.125% 6/15/34 (MBIA Insured)	2,000,000	2,020,540
6% 6/15/28	1,500,000	1,641,000
Series B:
5.75% 6/15/26	5,000,000	5,353,700
5.75% 6/15/29	5,000,000	5,349,100
5.75% 6/15/29 (MBIA Insured)	1,500,000	1,605,645
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	1,000,000	1,014,330
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series C, 7.5% 7/1/10	500,000	578,320
(The Jamaica Hosp. Proj.) Series F, 5.2% 2/15/14 (MBIA Insured)	6,150,000	6,572,690
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,112,020
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	$ 870,000	$ 895,508
4.875% 6/15/20	795,000	812,299
5% 6/15/15	305,000	322,702
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	500,000	543,530
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/16	305,000	336,632
5.5% 4/1/16 (Pre-Refunded to 4/1/12 @ 100) (f)	695,000	778,525
New York State Urban Dev. Corp. Rev. Series C1, 5.5% 3/15/18 (FGIC Insured)	1,000,000	1,087,880
New York Transitional Fin. Auth. Rev. Series A, 5.75% 2/15/16	400,000	445,016
Tobacco Settlement Fing. Corp. Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,042,710
5.25% 6/1/22 (AMBAC Insured)	950,000	984,172
5.5% 6/1/16	4,700,000	4,984,820
		60,137,636
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	500,000	521,495
North Carolina - 3.5%
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5.125% 10/1/41	1,050,000	1,052,804
5.125% 7/1/42	3,420,000	3,430,636
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,500,000	1,607,535
Series B:
5.875% 1/1/21 (MBIA Insured)	3,050,000	3,356,556
6% 1/1/06	5,820,000	6,141,322
7.25% 1/1/07	1,000,000	1,105,490
Series C:
5.5% 1/1/07	700,000	743,764
5.5% 1/1/07 (MBIA Insured)	2,000,000	2,166,040
Series D, 6.7% 1/1/19	1,115,000	1,222,397
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,042,570
		21,869,114
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
North Dakota - 0.2%
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/09 (FGIC Insured)	$ 1,400,000	$ 1,538,488
Ohio - 1.5%
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series B, 8.875% 8/1/08 (e)	1,005,000	1,010,126
Delaware County Gen. Oblig. 6% 12/1/25	1,000,000	1,122,860
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	1,000,000	1,073,070
Franklin County Hosp. Rev. 5.5% 5/1/21 (AMBAC Insured)	1,455,000	1,552,922
Gateway Econ. Dev. Corp. Greater Cleveland Stadium Rev. Series 1990, 6.5% 9/15/14 (e)	3,000,000	3,071,880
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) 5.375% 12/1/17	1,000,000	1,089,180
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	453,960
		9,373,998
Oklahoma - 1.3%
Oklahoma Industries Auth. Rev.:
(Health Sys. Oblig. Group Proj.) Series A, 5.75% 8/15/29 (MBIA Insured)	1,500,000	1,584,765
6% 8/15/19 (MBIA Insured)	3,000,000	3,329,010
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	3,000,000	3,213,150
		8,126,925
Oregon - 0.6%
Portland Swr. Sys. Rev. Series 2000 A, 5.75% 8/1/18 (FGIC Insured)	500,000	557,750
Tri-County Metro. Trans. District Rev. Series A:
5.75% 8/1/18	1,000,000	1,115,500
5.75% 8/1/19	2,080,000	2,306,762
		3,980,012
Pennsylvania - 3.8%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (e)	1,000,000	1,073,620
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,075,630
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,713,493
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,742,235
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Delaware County Auth. Rev. (First Mtg. Riddle Village Proj.) 8.25% 6/1/22 (Escrowed to Maturity) (f)	$ 2,120,000	$ 2,193,076
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,128,379
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (e)	2,000,000	2,041,620
Pennsylvania Gen. Oblig. Second Series, 5.5% 5/1/17 (FSA Insured)	600,000	659,412
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	3,065,000	3,381,308
Philadelphia School District Series 2002 A, 5.5% 2/1/31 (FSA Insured)	1,300,000	1,360,801
Tredyffrin-Easttown School District 5.5% 2/15/15	2,010,000	2,198,960
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,077,700
		23,646,234
Puerto Rico - 0.2%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (f)	1,000,000	1,069,870
Rhode Island - 1.1%
North Kingstown Gen. Oblig. 5.8% 10/1/21 (FGIC Insured)	1,320,000	1,463,128
Providence Redev. Agcy. Rev. Series A, 5.75% 4/1/29 (AMBAC Insured)	800,000	857,760
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (e)	4,000,000	4,772,760
		7,093,648
South Carolina - 0.4%
South Carolina Ed. Assistance Auth. Rev. (Guaranteed Student Ln. Prog.) Series B, 5.7% 9/1/05 (e)	1,000,000	1,039,460
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (f)	1,000,000	1,233,410
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	545,000	496,152
		2,769,022
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Tennessee - 0.7%
Metro. Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09 @ 101) (f)	$ 400,000	$ 462,008
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (f)	600,000	696,810
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 6.5% 9/1/26	3,000,000	3,231,960
		4,390,778
Texas - 15.2%
Aldine Independent School District 5.5% 2/15/13	3,150,000	3,441,533
Alvin Independent School District 5.75% 8/15/21	1,000,000	1,103,160
Austin Util. Sys. Rev. Series A, 0% 11/15/10 (MBIA Insured)	1,100,000	850,201
Canyon Independent School District Series A, 5.5% 2/15/18	1,575,000	1,713,506
Comal Independent School District 5.75% 8/1/28	2,000,000	2,141,780
Conroe Independent School District Lot B, 0% 2/15/09	750,000	633,893
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,500,000	1,583,895
Cypress-Fairbanks Independent School District:
Series A:
0% 2/15/14	3,200,000	2,023,904
0% 2/15/16	1,400,000	792,596
5.75% 2/15/21	1,000,000	1,088,840
Denton County Lewisville Independent School District Series 2004, 5% 8/15/20	1,000,000	1,031,300
El Paso Gen. Oblig. 5.75% 8/15/25 (FSA Insured)	4,500,000	4,785,885
El Paso Wtr. & Swr. Rev. 5% 3/1/10 (AMBAC Insured)	1,205,000	1,307,148
Garland Independent School District 5.5% 2/15/19	2,500,000	2,676,475
Grapevine Gen. Oblig. 5.75% 8/15/18 (FGIC Insured)	1,250,000	1,387,788
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (MBIA Insured)	1,000,000	1,048,190
Harris County Gen. Oblig. 0% 10/1/17 (MBIA Insured)	2,500,000	1,294,825
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12	1,000,000	1,090,020
5.75% 2/15/21	1,310,000	1,376,181
Houston Arpt. Sys. Rev.:
Series A, 5.625% 7/1/19 (FSA Insured) (e)	1,000,000	1,057,280
Series B, 5.5% 7/1/30 (FSA Insured)	1,400,000	1,456,658
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
Houston Independent School District 0% 8/15/13	$ 1,300,000	$ 856,310
Hurst Euless Bedford Independent School District 0% 8/15/11	1,000,000	739,830
Lewisville Independent School District 0% 8/15/19	2,340,000	1,084,403
Los Fresnos Independent School District:
5.75% 8/15/13	1,040,000	1,171,997
5.75% 8/15/14	1,100,000	1,235,652
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,050,090
Mansfield Independent School District 5.5% 2/15/17	2,000,000	2,175,280
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,062,755
Mount Pleasant Independent School District 5.5% 2/15/22	2,590,000	2,744,157
Northside Independent School District 5.5% 2/15/15	2,000,000	2,173,940
Northwest Texas Independent School District 5.5% 8/15/21	3,185,000	3,397,726
Pearland Independent School District 5.875% 2/15/17	1,205,000	1,343,961
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (b)(e)	4,000,000	4,289,120
San Antonio Elec. & Gas Systems Rev. 5.5% 2/1/20 (Pre-Refunded to 2/1/07 @ 101) (f)	75,000	82,226
San Benito Consolidated Independent School District 6% 2/15/25	900,000	990,162
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/14 (AMBAC Insured)	2,245,000	2,483,868
Spring Branch Independent School District 5.375% 2/1/18	1,000,000	1,077,980
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	1,000,000	994,770
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,705,000	3,474,501
0% 9/1/11 (Escrowed to Maturity) (f)	330,000	249,424
0% 9/1/15 (MBIA Insured)	1,000,000	581,290
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	1,000,000	1,108,110
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
Series A:
0% 8/15/25 (AMBAC Insured)	2,910,000	893,021
0% 8/15/29 (AMBAC Insured)	8,000,000	1,931,920
5.5% 8/15/39 (AMBAC Insured)	4,050,000	4,197,177
5.75% 8/15/38 (AMBAC Insured)	3,775,000	4,015,241
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
Texas Tpk. Auth. Dallas North Tollway Rev. 5.25% 1/1/23 (FGIC Insured)	$ 2,600,000	$ 2,703,532
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,055,920
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (f)	4,000,000	4,696,000
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5.25% 8/1/11 (MBIA Insured)	2,000,000	2,202,020
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27	1,000,000	1,014,810
Williamson County Gen. Oblig. 6% 8/15/19 (FGIC Insured)	1,000,000	1,158,670
Yselta Independent School District 0% 8/15/09	4,065,000	3,367,446
		95,488,367
Utah - 2.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6.5% 7/1/09 (AMBAC Insured)	365,000	421,352
6.5% 7/1/09 (Escrowed to Maturity) (f)	635,000	742,715
Series B:
5.75% 7/1/16 (MBIA Insured)	2,500,000	2,767,725
6% 7/1/16 (MBIA Insured)	7,000,000	7,680,890
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/10 (AMBAC Insured)	2,000,000	2,217,740
		13,830,422
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,115,270
Series A, 5.75% 12/1/18 (AMBAC Insured)	400,000	445,376
		1,560,646
Virginia - 0.9%
Loudoun County Indl. Dev. Auth. Residential Care Facilities Rev. (Falcons Landing Proj.) Series A, 9.25% 11/1/04 (Escrowed to Maturity) (f)	265,000	275,568
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.75% 5/15/21	1,965,000	2,169,753
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Virginia - continued
Virginia Resources Auth. Clean Wtr. State Revolving Fund Rev.:
5.625% 10/1/22	$ 1,250,000	$ 1,355,550
5.75% 10/1/19	1,750,000	1,950,673
		5,751,544
Washington - 9.1%
Chelan County Pub. Util. District #1 Rev. Series B, 4.5% 7/1/08 (FGIC Insured) (a)	1,040,000	1,064,482
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	3,040,000	3,328,648
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	2,000,000	906,300
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17 (MBIA Insured)	4,000,000	4,508,200
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (e)	1,715,000	1,815,259
King County Swr. Rev. Series B:
5.125% 1/1/33 (FSA Insured)	2,800,000	2,807,728
5.5% 1/1/21 (FSA Insured)	1,615,000	1,712,191
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (e)	3,000,000	3,152,040
Port of Seattle Rev. Series A, 5% 4/1/31 (FGIC Insured)	1,000,000	985,590
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	1,000,000	1,090,090
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/10 (FGIC Insured)	1,000,000	1,053,380
Spokane County School District #81 5.25% 12/1/18 (FSA Insured)	1,000,000	1,060,970
Spokane Pub. Facilities District Hotel & Motel Tax & Sales Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	1,000,000	1,082,110
Tacoma Elec. Sys. Rev. Series A, 5.625% 1/1/21 (FSA Insured)	1,300,000	1,408,446
Tumwater School District #33, Thurston County Series 1996 B, 0% 12/1/10 (FGIC Insured)	4,000,000	3,084,280
Univ. of Washington Univ. Revs. (Student Facilities Fee Prog.) 5.8% 6/1/30 (FSA Insured)	3,000,000	3,224,250
Washington Gen. Oblig.:
Series 2000 A, 5.625% 7/1/24	2,000,000	2,118,740
Series 2001 C, 5.25% 1/1/16	1,000,000	1,075,340
Series R 97A, 0% 7/1/19 (MBIA Insured)	1,200,000	559,536
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Washington - continued
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	$ 3,000,000	$ 3,260,040
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,494,064
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series C, 5.1% 7/1/07	500,000	538,880
		57,330,564
Wisconsin - 1.7%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	1,000,000	927,210
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	1,000,000	1,079,700
Fond Du Lac School District 5.75% 4/1/13 (Pre-Refunded to 4/1/10 @ 100) (f)	1,300,000	1,477,801
Milwaukee County Gen. Oblig. Series A:
0% 12/1/10 (Escrowed to Maturity) (f)	130,000	102,561
0% 12/1/10 (FGIC Insured)	3,370,000	2,620,411
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,500,000	1,524,045
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/16	1,000,000	1,046,280
5.75% 8/15/30	1,500,000	1,544,070
6.25% 8/15/22	600,000	642,744
		10,964,822
TOTAL MUNICIPAL BONDS (Cost $605,560,772)		630,468,924
Money Market Funds - 0.7%
	Shares
Fidelity Municipal Cash Central Fund, 1.11% (c)(d) (Cost $4,238,600)	4,238,600	4,238,600
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $609,799,372)		634,707,524
NET OTHER ASSETS - (0.8)%		(4,852,598)
NET ASSETS - 100%		$ 629,854,926
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	35.0%
Electric Utilities	12.8%
Transportation	11.2%
Health Care	11.2%
Water & Sewer	10.8%
Education	6.1%
Others* (individually less than 5%)	12.9%
100.0%
*Includes cash equivalents and net other assets
Purchases and sales of securities, other than short-term securities, aggregated $52,667,660 and $63,964,685, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $609,799,372) - See accompanying schedule		$ 634,707,524
Cash		62,871
Receivable for fund shares sold		1,102,075
Interest receivable		9,618,691
Prepaid expenses		2,372
Other receivables		171
Total assets		645,493,704

Liabilities
Payable for investments purchased Regular delivery	$ 2,111,140
Delayed delivery	10,633,476
Payable for fund shares redeemed	1,647,885
Distributions payable	734,649
Accrued management fee	200,560
Distribution fees payable	213,630
Other affiliated payables	76,366
Other payables and accrued expenses	21,072
Total liabilities		15,638,778

Net Assets		$ 629,854,926
Net Assets consist of:
Paid in capital		$ 602,669,726
Undistributed net investment income		27,011
Accumulated undistributed net realized gain (loss) on investments		2,250,037
Net unrealized appreciation (depreciation) on investments		24,908,152
Net Assets		$ 629,854,926

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($95,813,463 ÷ 7,429,675 shares)	$ 12.90

Maximum offering price per share (100/95.25 of $12.90)	$ 13.54
Class T: Net Asset Value and redemption price per share ($326,389,266 ÷ 25,260,955 shares)	$ 12.92

Maximum offering price per share (100/96.50 of $12.92)	$ 13.39
Class B: Net Asset Value and offering price per share ($104,853,522 ÷ 8,147,486 shares) A	$ 12.87

Class C: Net Asset Value and offering price per share ($61,172,582 ÷ 4,736,521 shares) A	$ 12.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($41,626,093 ÷ 3,238,268 shares)	$ 12.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Interest		$ 15,277,729

Expenses
Management fee	$ 1,224,025
Transfer agent fees	350,419
Distribution fees	1,310,032
Accounting fees and expenses	90,477
Non-interested trustees' compensation	2,112
Custodian fees and expenses	6,690
Registration fees	48,352
Audit	24,192
Legal	7,343
Miscellaneous	7,331
Total expenses before reductions	3,070,973
Expense reductions	(1,087)	3,069,886
Net investment income (loss)		12,207,843
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,629,933
Change in net unrealized appreciation (depreciation) on investment securities		(6,647,846)
Net gain (loss)		(4,017,913)
Net increase (decrease) in net assets resulting from operations		$ 8,189,930

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,207,843	$ 25,195,637
Net realized gain (loss)	2,629,933	9,116,247
Change in net unrealized appreciation (depreciation)	(6,647,846)	(3,367,057)
Net increase (decrease) in net assets resulting from operations	8,189,930	30,944,827
Distributions to shareholders from net investment income	(12,183,194)	(25,330,647)
Distributions to shareholders from net realized gain	(1,087,798)	(96,841)
Total distributions	(13,270,992)	(25,427,488)
Share transactions - net increase (decrease)	(8,247,914)	22,471,782
Total increase (decrease) in net assets	(13,328,976)	27,989,121

Net Assets
Beginning of period	643,183,902	615,194,781
End of period (including undistributed net investment income of $27,011 and undistributed net investment income of $63,585, respectively)	$ 629,854,926	$ 643,183,902

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 12.87	$ 12.70	$ 12.02	$ 11.69	$ 12.54
Income from Investment Operations
Net investment income (loss)	.264E	.539E	.557E,G	.584E	.591E	.567
Net realized and unrealized gain (loss)	(.078)	.137	.168G	.679	.337	(.850)
Total from investment operations	.186	.676	.725	1.263	.928	(.283)
Distributions from net investment income	(.264)	(.544)	(.555)	(.583)	(.598)	(.567)
Distributions from net realized gain	(.022)	(.002)	-	-	-	-
Total distributions	(.286)	(.546)	(.555)	(.583)	(.598)	(.567)
Net asset value, end of period	$ 12.90	$ 13.00	$ 12.87	$ 12.70	$ 12.02	$ 11.69
Total ReturnB,C,D	1.41%	5.33%	5.88%	10.72%	8.17%	(2.36)%
Ratios to Average Net AssetsF
Expenses before expense reductions	.70%A	.68%	.69%	.69%	.72%	.72%
Expenses net of voluntary waivers, if any	.70%A	.68%	.69%	.69%	.72%	.72%
Expenses net of all reductions	.70%A	.68%	.67%	.62%	.72%	.72%
Net investment income (loss)	4.02%A	4.15%	4.41%G	4.70%	5.02%	4.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,813	$ 87,406	$ 67,457	$ 46,796	$ 22,780	$ 10,722
Portfolio turnover rate	16%A	26%	20%	16%	39%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.03	$ 12.89	$ 12.72	$ 12.04	$ 11.70	$ 12.56
Income from Investment Operations
Net investment income (loss)	.259E	.529E	.546E,G	.572E	.583E	.555
Net realized and unrealized gain (loss)	(.089)	.144	.166G	.679	.343	(.860)
Total from investment operations	.170	.673	.712	1.251	.926	(.305)
Distributions from net investment income	(.258)	(.531)	(.542)	(.571)	(.586)	(.555)
Distributions from net realized gain	(.022)	(.002)	-	-	-	-
Total distributions	(.280)	(.533)	(.542)	(.571)	(.586)	(.555)
Net asset value, end of period	$ 12.92	$ 13.03	$ 12.89	$ 12.72	$ 12.04	$ 11.70
Total ReturnB,C,D	1.28%	5.30%	5.76%	10.59%	8.14%	(2.53)%
Ratios to Average Net AssetsF
Expenses before expense reductions	.79%A	.78%	.79%	.79%	.81%	.81%
Expenses net of voluntary waivers, if any	.79%A	.78%	.79%	.79%	.81%	.81%
Expenses net of all reductions	.79%A	.77%	.77%	.72%	.81%	.81%
Net investment income (loss)	3.93%A	4.06%	4.31%G	4.60%	4.93%	4.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 326,389	$ 340,542	$ 354,030	$ 369,295	$ 340,959	$ 329,926
Portfolio turnover rate	16%A	26%	20%	16%	39%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.98	$ 12.85	$ 12.67	$ 12.00	$ 11.67	$ 12.53
Income from Investment Operations
Net investment income (loss)	.215E	.443E	.462E,G	.489E	.504E	.476
Net realized and unrealized gain (loss)	(.088)	.136	.178G	.671	.336	(.860)
Total from investment operations	.127	.579	.640	1.160	.840	(.384)
Distributions from net investment income	(.215)	(.447)	(.460)	(.490)	(.510)	(.476)
Distributions from net realized gain	(.022)	(.002)	-	-	-	-
Total distributions	(.237)	(.449)	(.460)	(.490)	(.510)	(.476)
Net asset value, end of period	$ 12.87	$ 12.98	$ 12.85	$ 12.67	$ 12.00	$ 11.67
Total ReturnB,C,D	.95%	4.56%	5.19%	9.83%	7.38%	(3.16)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.45%A	1.43%	1.44%	1.43%	1.46%	1.46%
Expenses net of voluntary waivers, if any	1.45%A	1.43%	1.44%	1.43%	1.46%	1.46%
Expenses net of all reductions	1.45%A	1.42%	1.41%	1.37%	1.46%	1.46%
Net investment income (loss)	3.27%A	3.41%	3.66%G	3.95%	4.28%	3.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,854	$ 110,853	$ 109,986	$ 91,687	$ 68,571	$ 63,464
Portfolio turnover rate	16%A	26%	20%	16%	39%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 12.89	$ 12.71	$ 12.04	$ 11.70	$ 12.56
Income from Investment Operations
Net investment income (loss)	.209E	.430E	.451E,G	.478E	.493E	.465
Net realized and unrealized gain (loss)	(.079)	.135	.176G	.669	.345	(.860)
Total from investment operations	.130	.565	.627	1.147	.838	(.395)
Distributions from net investment income	(.208)	(.433)	(.447)	(.477)	(.498)	(.465)
Distributions from net realized gain	(.022)	(.002)	-	-	-	-
Total distributions	(.230)	(.435)	(.447)	(.477)	(.498)	(.465)
Net asset value, end of period	$ 12.92	$ 13.02	$ 12.89	$ 12.71	$ 12.04	$ 11.70
Total ReturnB,C,D	.97%	4.44%	5.06%	9.69%	7.34%	(3.24)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.55%A	1.53%	1.53%	1.53%	1.56%	1.56%
Expenses net of voluntary waivers, if any	1.55%A	1.53%	1.53%	1.53%	1.56%	1.56%
Expenses net of all reductions	1.55%A	1.52%	1.51%	1.47%	1.56%	1.56%
Net investment income (loss)	3.17%A	3.31%	3.57%G	3.85%	4.18%	3.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,173	$ 59,423	$ 52,019	$ 37,324	$ 17,120	$ 13,071
Portfolio turnover rate	16%A	26%	20%	16%	39%	23%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 12.83	$ 12.66	$ 11.98	$ 11.65	$ 12.51
Income from Investment Operations
Net investment income (loss)	.274D	.556D	.573D,F	.598D	.604D	.584
Net realized and unrealized gain (loss)	(.088)	.139	.170F	.682	.339	(.860)
Total from investment operations	.186	.695	.743	1.280	.943	(.276)
Distributions from net investment income	(.274)	(.563)	(.573)	(.600)	(.613)	(.584)
Distributions from net realized gain	(.022)	(.002)	-	-	-	-
Total distributions	(.296)	(.565)	(.573)	(.600)	(.613)	(.584)
Net asset value, end of period	$ 12.85	$ 12.96	$ 12.83	$ 12.66	$ 11.98	$ 11.65
Total ReturnB,C	1.41%	5.50%	6.05%	10.91%	8.34%	(2.31)%
Ratios to Average Net AssetsE
Expenses before expense reductions	.55%A	.54%	.55%	.54%	.61%	.60%
Expenses net of voluntary waivers, if any	.55%A	.54%	.55%	.54%	.61%	.60%
Expenses net of all reductions	.55%A	.53%	.52%	.48%	.61%	.60%
Net investment income (loss)	4.17%A	4.30%	4.55%F	4.84%	5.13%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,626	$ 44,960	$ 31,703	$ 21,842	$ 8,324	$ 3,431
Portfolio turnover rate	16%A	26%	20%	16%	39%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to market discount and losses deferred due to futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 29,503,120
Unrealized depreciation	(4,277,005)
Net unrealized appreciation (depreciation)	$ 25,226,115
Cost for federal income tax purposes	$ 609,481,409

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 69,688	$ 652
Class T	0%	.25%	426,394	21,583
Class B	.65%	.25%	500,149	362,613
Class C	.75%	.25%	313,801	108,436
			$ 1,310,032	$ 493,284

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 49,607
Class T	14,686
Class B*	110,773
Class C*	8,291
$ 183,357

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 50,631	.11*
Class T	180,620	.11*
Class B	61,163	.11*
Class C	33,831	.11*
Institutional Class	24,174	.11*
	$ 350,419

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

earned by the fund are recorded as income in the accompanying financial statements and totaled $15,387 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,087.

7. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 11% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 1,855,299	$ 3,352,432
Class T	6,643,669	14,468,124
Class B	1,809,584	3,967,761
Class C	987,057	1,950,363
Institutional Class	887,585	1,591,967
Total	$ 12,183,194	$ 25,330,647
From net realized gain
Class A	$ 149,850	$ 10,945
Class T	570,715	55,415
Class B	187,961	17,248
Class C	103,235	8,364
Institutional Class	76,037	4,869
Total	$ 1,087,798	$ 96,841

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	1,515,620	3,901,567	$ 20,066,606	$ 50,803,639
Reinvestment of distributions	96,469	162,162	1,271,182	2,110,532
Shares redeemed	(905,501)	(2,581,581)	(11,955,657)	(33,549,091)
Net increase (decrease)	706,588	1,482,148	$ 9,382,131	$ 19,365,080
Class T
Shares sold	1,509,731	5,300,881	$ 20,024,558	$ 69,054,270
Reinvestment of distributions	388,060	757,344	5,123,728	9,873,817
Shares redeemed	(2,780,452)	(7,372,291)	(36,792,934)	(95,857,703)
Net increase (decrease)	(882,661)	(1,314,066)	$ (11,644,648)	$ (16,929,616)
Class B
Shares sold	393,645	2,246,062	$ 5,194,764	$ 29,269,745
Reinvestment of distributions	87,516	172,328	1,150,820	2,238,503
Shares redeemed	(876,939)	(2,436,595)	(11,572,467)	(31,456,462)
Net increase (decrease)	(395,778)	(18,205)	$ (5,226,883)	$ 51,786
Class C
Shares sold	788,784	1,928,795	$ 10,429,904	$ 25,207,188
Reinvestment of distributions	52,856	97,383	697,543	1,268,933
Shares redeemed	(669,144)	(1,498,069)	(8,867,288)	(19,484,342)
Net increase (decrease)	172,496	528,109	$ 2,260,159	$ 6,991,779
Institutional Class
Shares sold	991,418	3,276,194	$ 13,079,792	$ 42,752,774
Reinvestment of distributions	15,702	31,935	206,116	414,731
Shares redeemed	(1,237,906)	(2,309,742)	(16,304,581)	(30,174,752)
Net increase (decrease)	(230,786)	998,387	$ (3,018,673)	$ 12,992,753

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

HIMI-USAN-0604
1.784902.101

Fidelity® Advisor

Mortgage Securities
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	0.2	0.6
1 - 1.99%	12.7	11.9
2 - 2.99%	2.7	2.3
3 - 3.99%	1.9	1.5
4 - 4.99%	16.6	8.3
5 - 5.99%	24.9	24.7
6 - 6.99%	24.7	24.3
7 - 7.99%	8.8	9.3
8% and over	1.2	1.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of April 30, 2004
6 months ago
Years	4.1	2.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2004
6 months ago
Years	4.0	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2004 *		As of October 31, 2003 **
	Corporate Bonds 1.2%		Corporate Bonds 1.6%
	Mortgage Securities 82.7%		Mortgage Securities 83.6%
	CMOs and Other Mortgage Related Securities 20.4%		CMOs and Other Mortgage Related Securities 19.7%
	U.S. Government Agency Obligations 1.8%		U.S. Government Agency Obligations 2.3%
	Asset-Backed Securities 10.4%		Asset-Backed Securities 11.8%
	Short-Term Investments and Net Other Assets(dagger) (16.5)%		Short-Term Investments and Net Other Assets(dagger) (19.0)%
* Foreign investments	0.6%	** Foreign investments	0.4%
* Futures and Swaps	0.2%	** Futures and Swaps	(0.3)%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 82.7%
	Principal Amount	Value (Note 1)
Fannie Mae - 61.8%
4% 3/1/19 to 4/1/19	$ 21,192,722	$ 20,398,941
4% 5/1/19 (b)	61,541,276	59,156,549
4.5% 5/1/19 (b)	140,000,000	135,975,000
4.5% 9/1/31 to 12/1/33	154,913,600	145,567,690
5% 9/1/16 to 11/1/18	82,297,204	82,888,006
5% 5/1/19 (b)	60,000,000	59,445,313
5.5% 7/1/16 to 12/1/33	161,982,822	163,746,662
5.5% 5/1/19 (b)	144,288,210	145,963,205
6% 4/1/13 to 8/1/31	58,659,064	60,833,414
6% 5/1/34 (b)	63,470,400	64,918,319
6.5% 4/1/10 to 11/1/33	123,635,878	128,900,720
7% 3/1/17 to 10/1/33	24,479,921	25,929,166
7.5% 4/1/22 to 9/1/32	8,883,365	9,506,384
8% 9/1/07 to 12/1/29	80,184	86,431
8.25% 1/1/13	7,069	7,444
8.5% 1/1/16 to 7/1/31	1,248,221	1,340,366
8.75% 11/1/08	7,612	7,913
9% 1/1/08 to 10/1/30	2,016,047	2,202,895
9.5% 11/1/06 to 8/1/22	337,795	374,080
11% 8/1/10	193,382	216,053
12.25% 5/1/13 to 5/1/15	57,202	65,423
12.5% 8/1/15 to 3/1/16	93,564	107,545
12.75% 2/1/15	5,401	6,210
13.5% 9/1/14 to 12/1/14	36,787	42,798
14% 11/1/14	36,787	43,036
		1,107,729,563
Freddie Mac - 7.5%
5% 5/1/33 to 12/1/33	97,518,610	94,619,149
5.5% 3/1/29 to 7/1/29	163,918	164,238
6% 5/1/16 to 7/1/29	2,780,617	2,885,311
6.5% 1/1/24 to 9/1/24	3,720,636	3,890,909
7.5% 2/1/08 to 7/1/32	27,672,370	29,658,631
8% 10/1/07 to 4/1/21	130,127	141,281
8.5% 7/1/09 to 9/1/20	385,305	420,719
9% 9/1/08 to 5/1/21	997,189	1,102,968
10% 1/1/09 to 5/1/19	360,506	400,161
10.5% 8/1/10 to 2/1/16	25,390	28,151
12.25% 6/1/14	16,315	18,652
12.5% 5/1/12 to 12/1/14	152,562	174,179
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Freddie Mac - continued
12.75% 2/1/13 to 1/1/14	$ 12,171	$ 13,837
13% 12/1/13 to 6/1/15	281,518	323,300
		133,841,486
Government National Mortgage Association - 13.4%
6% 10/20/33 to 1/20/34	145,276,536	148,871,663
6.5% 5/15/28 to 8/15/32	6,087,333	6,359,950
7% 2/15/24 to 7/15/32	6,890,638	7,332,044
7% 5/1/34 (b)	63,000,000	66,957,188
7.5% 7/15/05 to 4/15/32	4,718,668	5,077,281
8% 6/15/06 to 12/15/25	1,567,618	1,713,190
8.5% 7/15/16 to 10/15/28	2,853,581	3,154,097
9% 9/20/16 to 11/20/17	22,102	24,499
9.5% 12/15/24	4,868	5,474
10.5% 12/20/15 to 2/20/18	144,822	162,620
13% 10/15/13	33,118	38,386
13.5% 7/15/11 to 10/15/14	20,170	23,421
		239,719,813
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,490,470,640)		1,481,290,862
Asset-Backed Securities - 1.5%

ACE Securities Corp. Series 2003-FM1 Class M2, 2.95% 11/25/32 (c)	1,450,000	1,479,448
Amortizing Residential Collateral Trust Series 2002-BC3N Class B2, 7% 6/25/32 (a)	21,309	21,213
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3% 10/25/33 (c)	1,264,987	1,304,897
GSAMP NIMS Trust Series 2002-HE2N Class NOTE, 8.25% 10/20/32 (a)	13,030	13,037
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	470,690	470,690
Series 2003-2N Class A, 8% 9/27/33 (a)	716,887	720,471
Home Equity Residual Distributions Trust Series 2002-1 Class A, 12.25% 11/25/05 (a)	2,575,000	2,575,000
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 1.85% 7/25/33 (c)	3,770,000	3,808,846
Class M2, 2.95% 7/25/33 (c)	2,600,000	2,674,811
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	$ 17,540	$ 17,650
Series 2003-NC6 Class M2, 3.05% 6/27/33 (c)	6,165,000	6,304,124
Morgan Stanley Dean Witter Capital I Trust, Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	1,053,966	1,058,577
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	3,208,330	3,132,759
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	2,514,039	2,482,438
TOTAL ASSET-BACKED SECURITIES (Cost $25,814,965)		26,063,961
Collateralized Mortgage Obligations - 9.3%

Private Sponsor - 2.9%
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	2,111,909	2,144,264
Series 2002-5 Class 2A1, 6% 4/25/17	2,505,928	2,519,549
Credit Suisse First Boston Mortgage Acceptance Corp. sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	15,140,000	14,875,050
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2001-26 Class 3A1, 7.5% 11/25/31	859,139	873,607
Series 2002-15R Class A1, 8.1118% 1/28/32 (a)(c)	2,455,213	2,472,092
Series 2003-TFLA Class F, 1.9376% 4/15/13 (a)(c)	1,400,000	1,382,558
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	21,591,012	22,260,718
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	3,806,217	3,967,981
WAMU Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	2,457,804	2,499,182
TOTAL PRIVATE SPONSOR		52,995,001
U.S. Government Agency - 6.4%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	4,187,000	4,440,446
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049,260	10,531,307
Series 1999-15 Class PC, 6% 9/25/18	8,537,689	8,907,587
sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	4,284,375	4,494,744
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	$ 10,000,000	$ 10,627,693
Series 2002-9 Class C, 6.5% 6/25/30	5,000,000	5,322,623
Series 2003-73 Class GA, 3.5% 5/25/31	15,530,393	14,948,447
sequential pay:
Series 2001-15 Class VA, 6% 6/25/10	324,068	327,977
Series 2001-82 Class VB, 6.5% 3/25/16	15,577,127	15,949,848
Series 2002-50 Class LE, 7% 12/25/29	1,253,909	1,292,823
Series 2003-122:
Class ZG, 5% 12/25/23	1,654,338	1,660,993
Class ZK, 5.5% 12/25/33	513,091	512,864
Series 2003-128 Class NZ, 4% 1/25/19	629,189	629,507
Series 2003-84 Class GZ, 4.5% 9/25/18	530,311	529,968
Series 2004-21 Class ZJ, 5.5% 6/25/32	1,202,054	1,211,283
Series 2004-28 Class ZK, 5.5% 5/25/34	1,500,000	1,492,969
Series 2004-29:
Class ZE, 4.5% 1/25/32	400,000	395,000
Class ZM, 5.5% 5/25/34	600,000	596,625
Freddie Mac:
planned amortization class:
Series 2343 Class GD, 6.5% 1/15/30	1,248,916	1,254,328
Series 70 Class C, 9% 9/15/20	412,594	413,234
Series 2794 Class ZL, 6% 5/1/34 (b)	650,000	646,344
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2368 Class PQ, 6.5% 8/15/30	1,372,560	1,392,627
Series 2435 Class GD, 6.5% 2/15/30	1,645,748	1,664,136
Series 2557 Class MA, 4.5% 7/15/16	942,921	960,968
sequential pay:
Series 2303 Class VT, 6% 2/15/12	978,685	980,999
Series 2445 Class BD, 6.5% 6/15/30	423,534	426,293
Series 2750 Class ZT, 5% 2/15/34	2,188,121	1,794,222
Series 1658 Class GZ, 7% 1/15/24	6,216,909	6,587,591
Series 2568 Class SA, 10.56% 9/15/28 (c)	1,748,782	1,780,496
Series 2691 Class ZE, 5.5% 5/15/33	241,900	241,720
Series 2706 Class EZ, 5% 11/15/23	492,571	495,139
Series 2707 Class ZA, 4.5% 11/15/18	607,870	605,590
Series 2750 Class CZ, 5% 11/15/32	1,765,496	1,766,657
Series 2756 Class ZY, 5% 2/15/24	2,222,686	2,227,622
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2764:
Class DZ, 5% 2/15/33	$ 1,750,036	$ 1,741,286
Class ZA, 5% 10/15/32	309,123	307,481
Class ZB, 5% 3/15/33	527,274	524,143
Class ZC, 4.5% 3/15/19	333,003	331,026
Series 2769 Class ZA, 5% 9/15/32	487,254	484,703
Series 2780:
Class AZ, 5.5% 3/15/33	700,000	694,531
Class KZ, 5% 4/15/32	1,135,000	1,131,453
Class ZJ, 4.5% 4/15/19	500,000	497,891
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	1,552,302	1,582,449
TOTAL U.S. GOVERNMENT AGENCY		114,405,633
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $165,139,975)		167,400,634
Commercial Mortgage Securities - 5.7%

Asset Securitization Corp.:
Series 1995-MD4 Class ACS2, 1.9777% 8/13/29 (c)(e)	31,062,600	2,544,490
Series 1997-D5 Class PS1, 1.3146% 2/14/43 (c)(e)	41,966,212	2,594,981
Banc of America Commercial Mortgage, Inc. Series 2003-1 Class XP1, 1.6731% 9/11/36 (a)(c)(e)	103,390,000	2,867,460
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110,000	1,254,040
Class F, 7.734% 1/15/32	600,000	664,645
COMM floater Series 2001-FL5A:
Class D, 2.35% 11/15/13 (a)(c)	9,000,000	9,004,294
Class E, 2.6% 11/15/13 (a)(c)	5,000,000	5,002,294
CS First Boston Mortgage Securities Corp.:
sequential pay Series 1999-C1 Class A2, 7.29% 9/15/41	1,100,000	1,243,539
Series 1997-C2 Class D, 7.27% 1/17/35	5,175,000	5,718,384
Series 1998-C1 Class D, 7.17% 5/17/40	3,360,000	3,623,805
Series 2003-TFLA Class G, 1.9376% 4/15/13 (a)(c)	700,000	684,412
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$ 935,000	$ 968,039
Fannie Mae sequential pay Series 2000-7 Class MB, 7.5104% 2/17/24 (c)	13,829,275	15,087,009
Fannie Mae guaranteed REMIC pass thru certificates Series 1998-49 Class MI, 0.8933% 6/17/38 (c)(e)	108,791,483	3,554,011
Global Signal Trust Series 2004-1 Class D, 5.098% 1/15/34 (a)	4,000,000	3,899,290
Greenwich Capital Commercial Funding Corp.:
floater Series 2003-FL1 Class MCH, 4.35% 7/5/18 (a)(c)	1,334,176	1,334,176
Series 2002-C1 Class SWDB 5.857% 11/11/19 (a)	2,600,000	2,608,531
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9706% 4/13/31 (c)	390,000	413,541
GS Mortgage Trust II floater Series 2001-FL4A Class D, 2.01% 12/15/10 (a)(c)	329,955	329,603
Leafs CMBS I Ltd. Series 2002 1A Class D, 4.13% 11/20/37 (a)	10,815,000	8,837,883
Morgan Stanley Capital I, Inc. Series 1997-RR Class C, 7.44% 4/30/39 (a)(c)	2,760,143	2,868,544
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class D1, 6.917% 11/15/04 (a)	18,200,000	18,595,104
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	7,895,000	8,403,875
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $105,208,934)		102,101,950
Fixed-Income Funds - 23.6%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $421,522,002)	4,246,960	423,209,594
Cash Equivalents - 7.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.05%, dated 4/30/04 due 5/3/04) (Cost $126,361,000)	$ 126,372,057	$ 126,361,000
TOTAL INVESTMENT PORTFOLIO - 129.8% (Cost $2,334,517,516)		2,326,428,001
NET OTHER ASSETS - (29.8)%		(534,639,408)
NET ASSETS - 100%		$ 1,791,788,593
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $75,649,192 or 4.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $2,662,759,182 and $2,493,056,791, respectively, of which long-term U.S. government and government agency obligations aggregated $2,652,067,251 and $2,461,380,515, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $126,361,000) (cost $2,334,517,516) - See accompanying schedule		$ 2,326,428,001
Cash		158,151
Receivable for investments sold		304,454
Receivable for fund shares sold		1,728,354
Interest receivable		7,513,322
Prepaid expenses		7,127
Total assets		2,336,139,409

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 538,461,427
Payable for fund shares redeemed	4,137,078
Distributions payable	542,103
Accrued management fee	643,713
Distribution fees payable	214,474
Other affiliated payables	295,749
Other payables and accrued expenses	56,272
Total liabilities		544,350,816

Net Assets		$ 1,791,788,593
Net Assets consist of:
Paid in capital		$ 1,795,642,602
Undistributed net investment income		2,223,168
Accumulated undistributed net realized gain (loss) on investments		2,012,338
Net unrealized appreciation (depreciation) on investments		(8,089,515)
Net Assets		$ 1,791,788,593

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($59,372,306 ÷ 5,351,102 shares)	$ 11.10

Maximum offering price per share (100/95.25 of $11.10)	$ 11.65
Class T: Net Asset Value and redemption price per share ($136,425,297 ÷ 12,280,004 shares)	$ 11.11

Maximum offering price per share (100/96.50 of $11.11)	$ 11.51
Class B: Net Asset Value and offering price per share ($152,311,790 ÷ 13,729,546 shares) A	$ 11.09

Class C: Net Asset Value and offering price per share ($69,834,081 ÷ 6,300,444 shares) A	$ 11.08

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($1,361,856,679 ÷ 122,540,405 shares)	$ 11.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,988,440 ÷ 1,081,302 shares)	$ 11.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Interest		$ 36,864,278

Expenses
Management fee	$ 3,855,373
Transfer agent fees	1,447,950
Distribution fees	1,404,172
Accounting fees and expenses	307,496
Non-interested trustees' compensation	5,784
Custodian fees and expenses	61,218
Registration fees	134,587
Audit	45,674
Legal	6,392
Miscellaneous	8,890
Total expenses before reductions	7,277,536
Expense reductions	(4,562)	7,272,974
Net investment income (loss)		29,591,304
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		4,568,669
Change in net unrealized appreciation (depreciation) on: Investment securities	(13,148,529)
Delayed delivery commitments	265,969
Total change in net unrealized appreciation (depreciation)		(12,882,560)
Net gain (loss)		(8,313,891)
Net increase (decrease) in net assets resulting from operations		$ 21,277,413

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,591,304	$ 50,138,434
Net realized gain (loss)	4,568,669	31,027,960
Change in net unrealized appreciation (depreciation)	(12,882,560)	(15,647,323)
Net increase (decrease) in net assets resulting from operations	21,277,413	65,519,071
Distributions to shareholders from net investment income	(30,176,733)	(48,528,197)
Distributions to shareholders from net realized gain	(23,782,795)	(12,938,149)
Total distributions	(53,959,528)	(61,466,346)
Share transactions - net increase (decrease)	2,183,448	89,912,217
Total increase (decrease) in net assets	(30,498,667)	93,964,942

Net Assets
Beginning of period	1,822,287,260	1,728,322,318
End of period (including undistributed net investment income of $2,223,168 and undistributed net investment income of $2,808,597, respectively)	$ 1,791,788,593	$ 1,822,287,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48	$ 10.96
Income from Investment Operations
Net investment income (loss) E	.182	.282	.502 G	.630	.665	.646
Net realized and unrealized gain (loss)	(.047)	.112	.172 G	.613	.086	(.336)
Total from investment operations	.135	.394	.674	1.243	.751	.310
Distributions from net investment income	(.185)	(.274)	(.534)	(.653)	(.701)	(.640)
Distributions from net realized gain	(.150)	(.080)	-	-	-	(.150)
Total distributions	(.335)	(.354)	(.534)	(.653)	(.701)	(.790)
Net asset value, end of period	$ 11.10	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48
Total Return B, C, D	1.20%	3.56%	6.26%	12.15%	7.49%	2.93%
Ratios to Average Net Assets F
Expenses before expense reductions	.86% A	.81%	.84%	.85%	.88%	.99%
Expenses net of voluntary waivers, if any	.86% A	.81%	.84%	.85%	.88%	.90%
Expenses net of all reductions	.86% A	.81%	.84%	.85%	.88%	.90%
Net investment income (loss)	3.24% A	2.51%	4.55% G	5.86%	6.44%	6.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,372	$ 68,939	$ 63,201	$ 15,318	$ 4,610	$ 3,090
Portfolio turnover rate	227% A	356%	231%	194%	99%	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 11.28	$ 11.14	$ 10.54	$ 10.48	$ 10.96
Income from Investment Operations
Net investment income (loss) E	.175	.270	.492 G	.622	.653	.637
Net realized and unrealized gain (loss)	(.046)	.101	.171 G	.617	.092	(.338)
Total from investment operations	.129	.371	.663	1.239	.745	.299
Distributions from net investment income	(.179)	(.261)	(.523)	(.639)	(.685)	(.629)
Distributions from net realized gain	(.150)	(.080)	-	-	-	(.150)
Total distributions	(.329)	(.341)	(.523)	(.639)	(.685)	(.779)
Net asset value, end of period	$ 11.11	$ 11.31	$ 11.28	$ 11.14	$ 10.54	$ 10.48
Total Return B, C, D	1.14%	3.34%	6.15%	12.09%	7.42%	2.82%
Ratios to Average Net Assets F
Expenses before expense reductions	.98% A	.93%	.94%	.96%	1.00%	1.06%
Expenses net of voluntary waivers, if any	.98% A	.93%	.94%	.96%	1.00%	1.00%
Expenses net of all reductions	.97% A	.93%	.94%	.96%	1.00%	1.00%
Net investment income (loss)	3.12% A	2.39%	4.45% G	5.75%	6.33%	5.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 136,425	$ 154,810	$ 195,002	$ 106,167	$ 61,359	$ 29,052
Portfolio turnover rate	227% A	356%	231%	194%	99%	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48	$ 10.95
Income from Investment Operations
Net investment income (loss) E	.138	.197	.421 G	.551	.593	.567
Net realized and unrealized gain (loss)	(.056)	.112	.171 G	.611	.081	(.324)
Total from investment operations	.082	.309	.592	1.162	.674	.243
Distributions from net investment income	(.142)	(.189)	(.452)	(.572)	(.624)	(.563)
Distributions from net realized gain	(.150)	(.080)	-	-	-	(.150)
Total distributions	(.292)	(.269)	(.452)	(.572)	(.624)	(.713)
Net asset value, end of period	$ 11.09	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48
Total Return B, C, D	.72%	2.78%	5.48%	11.32%	6.70%	2.29%
Ratios to Average Net Assets F
Expenses before expense reductions	1.63% A	1.57%	1.58%	1.60%	1.60%	1.62%
Expenses net of voluntary waivers, if any	1.63% A	1.57%	1.58%	1.60%	1.60%	1.62%
Expenses net of all reductions	1.63% A	1.57%	1.57%	1.60%	1.60%	1.62%
Net investment income (loss)	2.46% A	1.75%	3.82% G	5.11%	5.73%	5.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 152,312	$ 181,666	$ 176,245	$ 57,034	$ 19,911	$ 19,101
Portfolio turnover rate	227% A	356%	231%	194%	99%	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.25	$ 11.10	$ 10.89
Income from Investment Operations
Net investment income (loss) E	.136	.189	.413 H	.112
Net realized and unrealized gain (loss)	(.057)	.112	.173 H	.238
Total from investment operations	.079	.301	.586	.350
Distributions from net investment income	(.139)	(.181)	(.436)	(.140)
Distributions from net realized gain	(.150)	(.080)	-	-
Total distributions	(.289)	(.261)	(.436)	(.140)
Net asset value, end of period	$ 11.08	$ 11.29	$ 11.25	$ 11.10
Total Return B, C, D	.69%	2.71%	5.43%	3.22%
Ratios to Average Net Assets G
Expenses before expense reductions	1.68% A	1.64%	1.64%	1.60%A
Expenses net of voluntary waivers, if any	1.68% A	1.64%	1.64%	1.60%A
Expenses net of all reductions	1.68% A	1.64%	1.64%	1.60%A
Net investment income (loss)	2.42% A	1.68%	3.75% H	4.87%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,834	$ 99,237	$ 73,747	$ 2,632
Portfolio turnover rate	227% A	356%	231%	194%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2001 (commencement of sale of shares) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 11.28	$ 11.14	$ 10.54	$ 10.49	$ 10.97
Income from Investment Operations
Net investment income (loss) D	.194	.306	.526 F	.654	.690	.674
Net realized and unrealized gain (loss)	(.046)	.102	.170 F	.619	.078	(.342)
Total from investment operations	.148	.408	.696	1.273	.768	.332
Distributions from net investment income	(.198)	(.298)	(.556)	(.673)	(.718)	(.662)
Distributions from net realized gain	(.150)	(.080)	-	-	-	(.150)
Total distributions	(.348)	(.378)	(.556)	(.673)	(.718)	(.812)
Net asset value, end of period	$ 11.11	$ 11.31	$ 11.28	$ 11.14	$ 10.54	$ 10.49
Total Return B, C	1.31%	3.68%	6.47%	12.44%	7.66%	3.14%
Ratios to Average Net Assets E
Expenses before expense reductions	.63% A	.60%	.63%	.66%	.67%	.70%
Expenses net of voluntary waivers, if any	.63% A	.60%	.63%	.66%	.67%	.70%
Expenses net of all reductions	.63% A	.60%	.63%	.66%	.67%	.70%
Net investment income (loss)	3.47% A	2.72%	4.76% F	6.04%	6.65%	6.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,361,857	$ 1,301,599	$ 1,207,967	$ 429,684	$ 371,107	$ 406,839
Portfolio turnover rate	227% A	356%	231%	194%	99%	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.25	$ 11.11	$ 10.52	$ 10.47	$ 10.95
Income from Investment Operations
Net investment income (loss) D	.193	.302	.513F	.644	.684	.669
Net realized and unrealized gain (loss)	(.047)	.112	.171F	.610	.080	(.343)
Total from investment operations	.146	.414	.684	1.254	.764	.326
Distributions from net investment income	(.196)	(.294)	(.544)	(.664)	(.714)	(.656)
Distributions from net realized gain	(.150)	(.080)	-	-	-	(.150)
Total distributions	(.346)	(.374)	(.544)	(.664)	(.714)	(.806)
Net asset value, end of period	$ 11.09	$ 11.29	$ 11.25	$ 11.11	$ 10.52	$ 10.47
Total Return B, C	1.30%	3.75%	6.36%	12.27%	7.64%	3.09%
Ratios to Average Net Assets E
Expenses before expense reductions	.66% A	.63%	.75%	.76%	.73%	.75%
Expenses net of voluntary waivers, if any	.66% A	.63%	.75%	.75%	.73%	.75%
Expenses net of all reductions	.66% A	.63%	.75%	.75%	.72%	.75%
Net investment income (loss)	3.44% A	2.69%	4.65%F	5.95%	6.60%	6.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,988	$ 16,036	$ 12,162	$ 7,319	$ 9,038	$ 15,422
Portfolio turnover rate	227% A	356%	231%	194%	99%	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 12,196,674	|
Unrealized depreciation	(16,812,790)
Net unrealized appreciation (depreciation)	$ (4,616,116)
Cost for federal income tax purposes	$ 2,331,044,117

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 48,623	$ 315
Class T	0%	.25%	177,595	5,014
Class B	.65%	.25%	753,109	545,080
Class C	.75%	.25%	424,845	162,224
			$ 1,404,172	$ 712,633

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,719
Class T	10,755
Class B*	293,609
Class C	19,666
$ 344,749

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Mortgage Securities Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, , is the transfer agent for Fidelity Mortgage Securities Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 70,158	.22*
Class T	163,884	.23*
Class B	197,921	.24*
Class C	78,313	.19*
Fidelity Mortgage Securities Fund	926,143	.14*
Institutional Class	11,531	.17*
	$ 1,447,950

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,588,762 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4,038. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Class A	$ 524

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 1,065,337	$ 1,812,935
Class T	2,244,891	4,490,594
Class B	2,096,653	3,348,473
Class C	1,044,290	1,676,928
Fidelity Mortgage Securities Fund	23,490,225	36,645,682
Institutional Class	235,337	553,585
Total	$ 30,176,733	$ 48,528,197
From net realized gain
Class A	$ 889,212	$ 479,109
Class T	1,953,109	1,375,548
Class B	2,324,329	1,317,977
Class C	1,222,549	596,490
Fidelity Mortgage Securities Fund	17,202,689	9,053,280
Institutional Class	190,907	115,745
Total	$ 23,782,795	$ 12,938,149

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	970,610	4,143,379	$ 10,937,504	$ 46,659,814
Reinvestment of distributions	149,394	170,427	1,677,007	1,915,973
Shares redeemed	(1,871,084)	(3,823,033)	(21,074,324)	(42,999,421)
Net increase (decrease)	(751,080)	490,773	$ (8,459,813)	$ 5,576,366
Class T
Shares sold	2,455,583	9,900,926	$ 27,703,636	$ 111,507,763
Reinvestment of distributions	347,898	461,144	3,908,946	5,189,781
Shares redeemed	(4,209,620)	(13,969,922)	(47,427,915)	(157,166,356)
Net increase (decrease)	(1,406,139)	(3,607,852)	$ (15,815,333)	$ (40,468,812)
Class B
Shares sold	472,150	7,431,196	$ 5,321,043	$ 83,615,486
Reinvestment of distributions	324,703	324,294	3,643,353	3,643,707
Shares redeemed	(3,149,622)	(7,323,983)	(35,462,992)	(82,328,932)
Net increase (decrease)	(2,352,769)	431,507	$ (26,498,596)	$ 4,930,261
Class C
Shares sold	450,112	7,174,688	$ 5,066,978	$ 80,647,975
Reinvestment of distributions	155,658	158,593	1,745,069	1,780,642
Shares redeemed	(3,098,042)	(5,094,649)	(34,856,896)	(57,171,194)
Net increase (decrease)	(2,492,272)	2,238,632	$ (28,044,849)	$ 25,257,423
Fidelity Mortgage Securities Fund
Shares sold	27,887,079	74,892,943	$ 314,595,084	$ 844,372,051
Reinvestment of distributions	3,321,499	3,676,167	37,344,245	41,396,427
Shares redeemed	(23,702,105)	(70,626,654)	(267,115,975)	(794,954,735)
Net increase (decrease)	7,506,473	7,942,456	$ 84,823,354	$ 90,813,743
Institutional Class
Shares sold	166,614	2,242,760	$ 1,874,213	$ 25,207,417
Reinvestment of distributions	26,698	42,862	299,426	481,820
Shares redeemed	(532,533)	(1,945,702)	(5,994,954)	(21,886,001)
Net increase (decrease)	(339,221)	339,920	$ (3,821,315)	$ 3,803,236

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
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Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AMOR-USAN-0604
1.784898.101

Fidelity® Advisor

Mortgage Securities
Fund - Institutional Class

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	0.2	0.6
1 - 1.99%	12.7	11.9
2 - 2.99%	2.7	2.3
3 - 3.99%	1.9	1.5
4 - 4.99%	16.6	8.3
5 - 5.99%	24.9	24.7
6 - 6.99%	24.7	24.3
7 - 7.99%	8.8	9.3
8% and over	1.2	1.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of April 30, 2004
6 months ago
Years	4.1	2.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2004
6 months ago
Years	4.0	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2004 *		As of October 31, 2003 **
	Corporate Bonds 1.2%		Corporate Bonds 1.6%
	Mortgage Securities 82.7%		Mortgage Securities 83.6%
	CMOs and Other Mortgage Related Securities 20.4%		CMOs and Other Mortgage Related Securities 19.7%
	U.S. Government Agency Obligations 1.8%		U.S. Government Agency Obligations 2.3%
	Asset-Backed Securities 10.4%		Asset-Backed Securities 11.8%
	Short-Term Investments and Net Other Assets(dagger) (16.5)%		Short-Term Investments and Net Other Assets(dagger) (19.0)%
* Foreign investments	0.6%	** Foreign investments	0.4%
* Futures and Swaps	0.2%	** Futures and Swaps	(0.3)%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 82.7%
	Principal Amount	Value (Note 1)
Fannie Mae - 61.8%
4% 3/1/19 to 4/1/19	$ 21,192,722	$ 20,398,941
4% 5/1/19 (b)	61,541,276	59,156,549
4.5% 5/1/19 (b)	140,000,000	135,975,000
4.5% 9/1/31 to 12/1/33	154,913,600	145,567,690
5% 9/1/16 to 11/1/18	82,297,204	82,888,006
5% 5/1/19 (b)	60,000,000	59,445,313
5.5% 7/1/16 to 12/1/33	161,982,822	163,746,662
5.5% 5/1/19 (b)	144,288,210	145,963,205
6% 4/1/13 to 8/1/31	58,659,064	60,833,414
6% 5/1/34 (b)	63,470,400	64,918,319
6.5% 4/1/10 to 11/1/33	123,635,878	128,900,720
7% 3/1/17 to 10/1/33	24,479,921	25,929,166
7.5% 4/1/22 to 9/1/32	8,883,365	9,506,384
8% 9/1/07 to 12/1/29	80,184	86,431
8.25% 1/1/13	7,069	7,444
8.5% 1/1/16 to 7/1/31	1,248,221	1,340,366
8.75% 11/1/08	7,612	7,913
9% 1/1/08 to 10/1/30	2,016,047	2,202,895
9.5% 11/1/06 to 8/1/22	337,795	374,080
11% 8/1/10	193,382	216,053
12.25% 5/1/13 to 5/1/15	57,202	65,423
12.5% 8/1/15 to 3/1/16	93,564	107,545
12.75% 2/1/15	5,401	6,210
13.5% 9/1/14 to 12/1/14	36,787	42,798
14% 11/1/14	36,787	43,036
		1,107,729,563
Freddie Mac - 7.5%
5% 5/1/33 to 12/1/33	97,518,610	94,619,149
5.5% 3/1/29 to 7/1/29	163,918	164,238
6% 5/1/16 to 7/1/29	2,780,617	2,885,311
6.5% 1/1/24 to 9/1/24	3,720,636	3,890,909
7.5% 2/1/08 to 7/1/32	27,672,370	29,658,631
8% 10/1/07 to 4/1/21	130,127	141,281
8.5% 7/1/09 to 9/1/20	385,305	420,719
9% 9/1/08 to 5/1/21	997,189	1,102,968
10% 1/1/09 to 5/1/19	360,506	400,161
10.5% 8/1/10 to 2/1/16	25,390	28,151
12.25% 6/1/14	16,315	18,652
12.5% 5/1/12 to 12/1/14	152,562	174,179
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Freddie Mac - continued
12.75% 2/1/13 to 1/1/14	$ 12,171	$ 13,837
13% 12/1/13 to 6/1/15	281,518	323,300
		133,841,486
Government National Mortgage Association - 13.4%
6% 10/20/33 to 1/20/34	145,276,536	148,871,663
6.5% 5/15/28 to 8/15/32	6,087,333	6,359,950
7% 2/15/24 to 7/15/32	6,890,638	7,332,044
7% 5/1/34 (b)	63,000,000	66,957,188
7.5% 7/15/05 to 4/15/32	4,718,668	5,077,281
8% 6/15/06 to 12/15/25	1,567,618	1,713,190
8.5% 7/15/16 to 10/15/28	2,853,581	3,154,097
9% 9/20/16 to 11/20/17	22,102	24,499
9.5% 12/15/24	4,868	5,474
10.5% 12/20/15 to 2/20/18	144,822	162,620
13% 10/15/13	33,118	38,386
13.5% 7/15/11 to 10/15/14	20,170	23,421
		239,719,813
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,490,470,640)		1,481,290,862
Asset-Backed Securities - 1.5%

ACE Securities Corp. Series 2003-FM1 Class M2, 2.95% 11/25/32 (c)	1,450,000	1,479,448
Amortizing Residential Collateral Trust Series 2002-BC3N Class B2, 7% 6/25/32 (a)	21,309	21,213
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3% 10/25/33 (c)	1,264,987	1,304,897
GSAMP NIMS Trust Series 2002-HE2N Class NOTE, 8.25% 10/20/32 (a)	13,030	13,037
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	470,690	470,690
Series 2003-2N Class A, 8% 9/27/33 (a)	716,887	720,471
Home Equity Residual Distributions Trust Series 2002-1 Class A, 12.25% 11/25/05 (a)	2,575,000	2,575,000
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 1.85% 7/25/33 (c)	3,770,000	3,808,846
Class M2, 2.95% 7/25/33 (c)	2,600,000	2,674,811
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	$ 17,540	$ 17,650
Series 2003-NC6 Class M2, 3.05% 6/27/33 (c)	6,165,000	6,304,124
Morgan Stanley Dean Witter Capital I Trust, Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	1,053,966	1,058,577
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	3,208,330	3,132,759
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	2,514,039	2,482,438
TOTAL ASSET-BACKED SECURITIES (Cost $25,814,965)		26,063,961
Collateralized Mortgage Obligations - 9.3%

Private Sponsor - 2.9%
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	2,111,909	2,144,264
Series 2002-5 Class 2A1, 6% 4/25/17	2,505,928	2,519,549
Credit Suisse First Boston Mortgage Acceptance Corp. sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	15,140,000	14,875,050
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2001-26 Class 3A1, 7.5% 11/25/31	859,139	873,607
Series 2002-15R Class A1, 8.1118% 1/28/32 (a)(c)	2,455,213	2,472,092
Series 2003-TFLA Class F, 1.9376% 4/15/13 (a)(c)	1,400,000	1,382,558
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	21,591,012	22,260,718
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	3,806,217	3,967,981
WAMU Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	2,457,804	2,499,182
TOTAL PRIVATE SPONSOR		52,995,001
U.S. Government Agency - 6.4%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	4,187,000	4,440,446
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049,260	10,531,307
Series 1999-15 Class PC, 6% 9/25/18	8,537,689	8,907,587
sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	4,284,375	4,494,744
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	$ 10,000,000	$ 10,627,693
Series 2002-9 Class C, 6.5% 6/25/30	5,000,000	5,322,623
Series 2003-73 Class GA, 3.5% 5/25/31	15,530,393	14,948,447
sequential pay:
Series 2001-15 Class VA, 6% 6/25/10	324,068	327,977
Series 2001-82 Class VB, 6.5% 3/25/16	15,577,127	15,949,848
Series 2002-50 Class LE, 7% 12/25/29	1,253,909	1,292,823
Series 2003-122:
Class ZG, 5% 12/25/23	1,654,338	1,660,993
Class ZK, 5.5% 12/25/33	513,091	512,864
Series 2003-128 Class NZ, 4% 1/25/19	629,189	629,507
Series 2003-84 Class GZ, 4.5% 9/25/18	530,311	529,968
Series 2004-21 Class ZJ, 5.5% 6/25/32	1,202,054	1,211,283
Series 2004-28 Class ZK, 5.5% 5/25/34	1,500,000	1,492,969
Series 2004-29:
Class ZE, 4.5% 1/25/32	400,000	395,000
Class ZM, 5.5% 5/25/34	600,000	596,625
Freddie Mac:
planned amortization class:
Series 2343 Class GD, 6.5% 1/15/30	1,248,916	1,254,328
Series 70 Class C, 9% 9/15/20	412,594	413,234
Series 2794 Class ZL, 6% 5/1/34 (b)	650,000	646,344
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2368 Class PQ, 6.5% 8/15/30	1,372,560	1,392,627
Series 2435 Class GD, 6.5% 2/15/30	1,645,748	1,664,136
Series 2557 Class MA, 4.5% 7/15/16	942,921	960,968
sequential pay:
Series 2303 Class VT, 6% 2/15/12	978,685	980,999
Series 2445 Class BD, 6.5% 6/15/30	423,534	426,293
Series 2750 Class ZT, 5% 2/15/34	2,188,121	1,794,222
Series 1658 Class GZ, 7% 1/15/24	6,216,909	6,587,591
Series 2568 Class SA, 10.56% 9/15/28 (c)	1,748,782	1,780,496
Series 2691 Class ZE, 5.5% 5/15/33	241,900	241,720
Series 2706 Class EZ, 5% 11/15/23	492,571	495,139
Series 2707 Class ZA, 4.5% 11/15/18	607,870	605,590
Series 2750 Class CZ, 5% 11/15/32	1,765,496	1,766,657
Series 2756 Class ZY, 5% 2/15/24	2,222,686	2,227,622
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2764:
Class DZ, 5% 2/15/33	$ 1,750,036	$ 1,741,286
Class ZA, 5% 10/15/32	309,123	307,481
Class ZB, 5% 3/15/33	527,274	524,143
Class ZC, 4.5% 3/15/19	333,003	331,026
Series 2769 Class ZA, 5% 9/15/32	487,254	484,703
Series 2780:
Class AZ, 5.5% 3/15/33	700,000	694,531
Class KZ, 5% 4/15/32	1,135,000	1,131,453
Class ZJ, 4.5% 4/15/19	500,000	497,891
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	1,552,302	1,582,449
TOTAL U.S. GOVERNMENT AGENCY		114,405,633
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $165,139,975)		167,400,634
Commercial Mortgage Securities - 5.7%

Asset Securitization Corp.:
Series 1995-MD4 Class ACS2, 1.9777% 8/13/29 (c)(e)	31,062,600	2,544,490
Series 1997-D5 Class PS1, 1.3146% 2/14/43 (c)(e)	41,966,212	2,594,981
Banc of America Commercial Mortgage, Inc. Series 2003-1 Class XP1, 1.6731% 9/11/36 (a)(c)(e)	103,390,000	2,867,460
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110,000	1,254,040
Class F, 7.734% 1/15/32	600,000	664,645
COMM floater Series 2001-FL5A:
Class D, 2.35% 11/15/13 (a)(c)	9,000,000	9,004,294
Class E, 2.6% 11/15/13 (a)(c)	5,000,000	5,002,294
CS First Boston Mortgage Securities Corp.:
sequential pay Series 1999-C1 Class A2, 7.29% 9/15/41	1,100,000	1,243,539
Series 1997-C2 Class D, 7.27% 1/17/35	5,175,000	5,718,384
Series 1998-C1 Class D, 7.17% 5/17/40	3,360,000	3,623,805
Series 2003-TFLA Class G, 1.9376% 4/15/13 (a)(c)	700,000	684,412
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$ 935,000	$ 968,039
Fannie Mae sequential pay Series 2000-7 Class MB, 7.5104% 2/17/24 (c)	13,829,275	15,087,009
Fannie Mae guaranteed REMIC pass thru certificates Series 1998-49 Class MI, 0.8933% 6/17/38 (c)(e)	108,791,483	3,554,011
Global Signal Trust Series 2004-1 Class D, 5.098% 1/15/34 (a)	4,000,000	3,899,290
Greenwich Capital Commercial Funding Corp.:
floater Series 2003-FL1 Class MCH, 4.35% 7/5/18 (a)(c)	1,334,176	1,334,176
Series 2002-C1 Class SWDB 5.857% 11/11/19 (a)	2,600,000	2,608,531
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9706% 4/13/31 (c)	390,000	413,541
GS Mortgage Trust II floater Series 2001-FL4A Class D, 2.01% 12/15/10 (a)(c)	329,955	329,603
Leafs CMBS I Ltd. Series 2002 1A Class D, 4.13% 11/20/37 (a)	10,815,000	8,837,883
Morgan Stanley Capital I, Inc. Series 1997-RR Class C, 7.44% 4/30/39 (a)(c)	2,760,143	2,868,544
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class D1, 6.917% 11/15/04 (a)	18,200,000	18,595,104
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	7,895,000	8,403,875
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $105,208,934)		102,101,950
Fixed-Income Funds - 23.6%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $421,522,002)	4,246,960	423,209,594
Cash Equivalents - 7.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.05%, dated 4/30/04 due 5/3/04) (Cost $126,361,000)	$ 126,372,057	$ 126,361,000
TOTAL INVESTMENT PORTFOLIO - 129.8% (Cost $2,334,517,516)		2,326,428,001
NET OTHER ASSETS - (29.8)%		(534,639,408)
NET ASSETS - 100%		$ 1,791,788,593
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $75,649,192 or 4.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $2,662,759,182 and $2,493,056,791, respectively, of which long-term U.S. government and government agency obligations aggregated $2,652,067,251 and $2,461,380,515, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $126,361,000) (cost $2,334,517,516) - See accompanying schedule		$ 2,326,428,001
Cash		158,151
Receivable for investments sold		304,454
Receivable for fund shares sold		1,728,354
Interest receivable		7,513,322
Prepaid expenses		7,127
Total assets		2,336,139,409

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 538,461,427
Payable for fund shares redeemed	4,137,078
Distributions payable	542,103
Accrued management fee	643,713
Distribution fees payable	214,474
Other affiliated payables	295,749
Other payables and accrued expenses	56,272
Total liabilities		544,350,816

Net Assets		$ 1,791,788,593
Net Assets consist of:
Paid in capital		$ 1,795,642,602
Undistributed net investment income		2,223,168
Accumulated undistributed net realized gain (loss) on investments		2,012,338
Net unrealized appreciation (depreciation) on investments		(8,089,515)
Net Assets		$ 1,791,788,593

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($59,372,306 ÷ 5,351,102 shares)	$ 11.10

Maximum offering price per share (100/95.25 of $11.10)	$ 11.65
Class T: Net Asset Value and redemption price per share ($136,425,297 ÷ 12,280,004 shares)	$ 11.11

Maximum offering price per share (100/96.50 of $11.11)	$ 11.51
Class B: Net Asset Value and offering price per share ($152,311,790 ÷ 13,729,546 shares) A	$ 11.09

Class C: Net Asset Value and offering price per share ($69,834,081 ÷ 6,300,444 shares) A	$ 11.08

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($1,361,856,679 ÷ 122,540,405 shares)	$ 11.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,988,440 ÷ 1,081,302 shares)	$ 11.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Interest		$ 36,864,278

Expenses
Management fee	$ 3,855,373
Transfer agent fees	1,447,950
Distribution fees	1,404,172
Accounting fees and expenses	307,496
Non-interested trustees' compensation	5,784
Custodian fees and expenses	61,218
Registration fees	134,587
Audit	45,674
Legal	6,392
Miscellaneous	8,890
Total expenses before reductions	7,277,536
Expense reductions	(4,562)	7,272,974
Net investment income (loss)		29,591,304
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		4,568,669
Change in net unrealized appreciation (depreciation) on: Investment securities	(13,148,529)
Delayed delivery commitments	265,969
Total change in net unrealized appreciation (depreciation)		(12,882,560)
Net gain (loss)		(8,313,891)
Net increase (decrease) in net assets resulting from operations		$ 21,277,413

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,591,304	$ 50,138,434
Net realized gain (loss)	4,568,669	31,027,960
Change in net unrealized appreciation (depreciation)	(12,882,560)	(15,647,323)
Net increase (decrease) in net assets resulting from operations	21,277,413	65,519,071
Distributions to shareholders from net investment income	(30,176,733)	(48,528,197)
Distributions to shareholders from net realized gain	(23,782,795)	(12,938,149)
Total distributions	(53,959,528)	(61,466,346)
Share transactions - net increase (decrease)	2,183,448	89,912,217
Total increase (decrease) in net assets	(30,498,667)	93,964,942

Net Assets
Beginning of period	1,822,287,260	1,728,322,318
End of period (including undistributed net investment income of $2,223,168 and undistributed net investment income of $2,808,597, respectively)	$ 1,791,788,593	$ 1,822,287,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48	$ 10.96
Income from Investment Operations
Net investment income (loss) E	.182	.282	.502 G	.630	.665	.646
Net realized and unrealized gain (loss)	(.047)	.112	.172 G	.613	.086	(.336)
Total from investment operations	.135	.394	.674	1.243	.751	.310
Distributions from net investment income	(.185)	(.274)	(.534)	(.653)	(.701)	(.640)
Distributions from net realized gain	(.150)	(.080)	-	-	-	(.150)
Total distributions	(.335)	(.354)	(.534)	(.653)	(.701)	(.790)
Net asset value, end of period	$ 11.10	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48
Total Return B, C, D	1.20%	3.56%	6.26%	12.15%	7.49%	2.93%
Ratios to Average Net Assets F
Expenses before expense reductions	.86% A	.81%	.84%	.85%	.88%	.99%
Expenses net of voluntary waivers, if any	.86% A	.81%	.84%	.85%	.88%	.90%
Expenses net of all reductions	.86% A	.81%	.84%	.85%	.88%	.90%
Net investment income (loss)	3.24% A	2.51%	4.55% G	5.86%	6.44%	6.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,372	$ 68,939	$ 63,201	$ 15,318	$ 4,610	$ 3,090
Portfolio turnover rate	227% A	356%	231%	194%	99%	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 11.28	$ 11.14	$ 10.54	$ 10.48	$ 10.96
Income from Investment Operations
Net investment income (loss) E	.175	.270	.492 G	.622	.653	.637
Net realized and unrealized gain (loss)	(.046)	.101	.171 G	.617	.092	(.338)
Total from investment operations	.129	.371	.663	1.239	.745	.299
Distributions from net investment income	(.179)	(.261)	(.523)	(.639)	(.685)	(.629)
Distributions from net realized gain	(.150)	(.080)	-	-	-	(.150)
Total distributions	(.329)	(.341)	(.523)	(.639)	(.685)	(.779)
Net asset value, end of period	$ 11.11	$ 11.31	$ 11.28	$ 11.14	$ 10.54	$ 10.48
Total Return B, C, D	1.14%	3.34%	6.15%	12.09%	7.42%	2.82%
Ratios to Average Net Assets F
Expenses before expense reductions	.98% A	.93%	.94%	.96%	1.00%	1.06%
Expenses net of voluntary waivers, if any	.98% A	.93%	.94%	.96%	1.00%	1.00%
Expenses net of all reductions	.97% A	.93%	.94%	.96%	1.00%	1.00%
Net investment income (loss)	3.12% A	2.39%	4.45% G	5.75%	6.33%	5.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 136,425	$ 154,810	$ 195,002	$ 106,167	$ 61,359	$ 29,052
Portfolio turnover rate	227% A	356%	231%	194%	99%	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48	$ 10.95
Income from Investment Operations
Net investment income (loss) E	.138	.197	.421 G	.551	.593	.567
Net realized and unrealized gain (loss)	(.056)	.112	.171 G	.611	.081	(.324)
Total from investment operations	.082	.309	.592	1.162	.674	.243
Distributions from net investment income	(.142)	(.189)	(.452)	(.572)	(.624)	(.563)
Distributions from net realized gain	(.150)	(.080)	-	-	-	(.150)
Total distributions	(.292)	(.269)	(.452)	(.572)	(.624)	(.713)
Net asset value, end of period	$ 11.09	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48
Total Return B, C, D	.72%	2.78%	5.48%	11.32%	6.70%	2.29%
Ratios to Average Net Assets F
Expenses before expense reductions	1.63% A	1.57%	1.58%	1.60%	1.60%	1.62%
Expenses net of voluntary waivers, if any	1.63% A	1.57%	1.58%	1.60%	1.60%	1.62%
Expenses net of all reductions	1.63% A	1.57%	1.57%	1.60%	1.60%	1.62%
Net investment income (loss)	2.46% A	1.75%	3.82% G	5.11%	5.73%	5.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 152,312	$ 181,666	$ 176,245	$ 57,034	$ 19,911	$ 19,101
Portfolio turnover rate	227% A	356%	231%	194%	99%	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.25	$ 11.10	$ 10.89
Income from Investment Operations
Net investment income (loss) E	.136	.189	.413 H	.112
Net realized and unrealized gain (loss)	(.057)	.112	.173 H	.238
Total from investment operations	.079	.301	.586	.350
Distributions from net investment income	(.139)	(.181)	(.436)	(.140)
Distributions from net realized gain	(.150)	(.080)	-	-
Total distributions	(.289)	(.261)	(.436)	(.140)
Net asset value, end of period	$ 11.08	$ 11.29	$ 11.25	$ 11.10
Total Return B, C, D	.69%	2.71%	5.43%	3.22%
Ratios to Average Net Assets G
Expenses before expense reductions	1.68% A	1.64%	1.64%	1.60%A
Expenses net of voluntary waivers, if any	1.68% A	1.64%	1.64%	1.60%A
Expenses net of all reductions	1.68% A	1.64%	1.64%	1.60%A
Net investment income (loss)	2.42% A	1.68%	3.75% H	4.87%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,834	$ 99,237	$ 73,747	$ 2,632
Portfolio turnover rate	227% A	356%	231%	194%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2001 (commencement of sale of shares) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 11.28	$ 11.14	$ 10.54	$ 10.49	$ 10.97
Income from Investment Operations
Net investment income (loss) D	.194	.306	.526 F	.654	.690	.674
Net realized and unrealized gain (loss)	(.046)	.102	.170 F	.619	.078	(.342)
Total from investment operations	.148	.408	.696	1.273	.768	.332
Distributions from net investment income	(.198)	(.298)	(.556)	(.673)	(.718)	(.662)
Distributions from net realized gain	(.150)	(.080)	-	-	-	(.150)
Total distributions	(.348)	(.378)	(.556)	(.673)	(.718)	(.812)
Net asset value, end of period	$ 11.11	$ 11.31	$ 11.28	$ 11.14	$ 10.54	$ 10.49
Total Return B, C	1.31%	3.68%	6.47%	12.44%	7.66%	3.14%
Ratios to Average Net Assets E
Expenses before expense reductions	.63% A	.60%	.63%	.66%	.67%	.70%
Expenses net of voluntary waivers, if any	.63% A	.60%	.63%	.66%	.67%	.70%
Expenses net of all reductions	.63% A	.60%	.63%	.66%	.67%	.70%
Net investment income (loss)	3.47% A	2.72%	4.76% F	6.04%	6.65%	6.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,361,857	$ 1,301,599	$ 1,207,967	$ 429,684	$ 371,107	$ 406,839
Portfolio turnover rate	227% A	356%	231%	194%	99%	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.25	$ 11.11	$ 10.52	$ 10.47	$ 10.95
Income from Investment Operations
Net investment income (loss) D	.193	.302	.513F	.644	.684	.669
Net realized and unrealized gain (loss)	(.047)	.112	.171F	.610	.080	(.343)
Total from investment operations	.146	.414	.684	1.254	.764	.326
Distributions from net investment income	(.196)	(.294)	(.544)	(.664)	(.714)	(.656)
Distributions from net realized gain	(.150)	(.080)	-	-	-	(.150)
Total distributions	(.346)	(.374)	(.544)	(.664)	(.714)	(.806)
Net asset value, end of period	$ 11.09	$ 11.29	$ 11.25	$ 11.11	$ 10.52	$ 10.47
Total Return B, C	1.30%	3.75%	6.36%	12.27%	7.64%	3.09%
Ratios to Average Net Assets E
Expenses before expense reductions	.66% A	.63%	.75%	.76%	.73%	.75%
Expenses net of voluntary waivers, if any	.66% A	.63%	.75%	.75%	.73%	.75%
Expenses net of all reductions	.66% A	.63%	.75%	.75%	.72%	.75%
Net investment income (loss)	3.44% A	2.69%	4.65%F	5.95%	6.60%	6.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,988	$ 16,036	$ 12,162	$ 7,319	$ 9,038	$ 15,422
Portfolio turnover rate	227% A	356%	231%	194%	99%	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 12,196,674	|
Unrealized depreciation	(16,812,790)
Net unrealized appreciation (depreciation)	$ (4,616,116)
Cost for federal income tax purposes	$ 2,331,044,117

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 48,623	$ 315
Class T	0%	.25%	177,595	5,014
Class B	.65%	.25%	753,109	545,080
Class C	.75%	.25%	424,845	162,224
			$ 1,404,172	$ 712,633

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,719
Class T	10,755
Class B*	293,609
Class C	19,666
$ 344,749

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Mortgage Securities Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, , is the transfer agent for Fidelity Mortgage Securities Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 70,158	.22*
Class T	163,884	.23*
Class B	197,921	.24*
Class C	78,313	.19*
Fidelity Mortgage Securities Fund	926,143	.14*
Institutional Class	11,531	.17*
	$ 1,447,950

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,588,762 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4,038. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Class A	$ 524

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 1,065,337	$ 1,812,935
Class T	2,244,891	4,490,594
Class B	2,096,653	3,348,473
Class C	1,044,290	1,676,928
Fidelity Mortgage Securities Fund	23,490,225	36,645,682
Institutional Class	235,337	553,585
Total	$ 30,176,733	$ 48,528,197
From net realized gain
Class A	$ 889,212	$ 479,109
Class T	1,953,109	1,375,548
Class B	2,324,329	1,317,977
Class C	1,222,549	596,490
Fidelity Mortgage Securities Fund	17,202,689	9,053,280
Institutional Class	190,907	115,745
Total	$ 23,782,795	$ 12,938,149

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	970,610	4,143,379	$ 10,937,504	$ 46,659,814
Reinvestment of distributions	149,394	170,427	1,677,007	1,915,973
Shares redeemed	(1,871,084)	(3,823,033)	(21,074,324)	(42,999,421)
Net increase (decrease)	(751,080)	490,773	$ (8,459,813)	$ 5,576,366
Class T
Shares sold	2,455,583	9,900,926	$ 27,703,636	$ 111,507,763
Reinvestment of distributions	347,898	461,144	3,908,946	5,189,781
Shares redeemed	(4,209,620)	(13,969,922)	(47,427,915)	(157,166,356)
Net increase (decrease)	(1,406,139)	(3,607,852)	$ (15,815,333)	$ (40,468,812)
Class B
Shares sold	472,150	7,431,196	$ 5,321,043	$ 83,615,486
Reinvestment of distributions	324,703	324,294	3,643,353	3,643,707
Shares redeemed	(3,149,622)	(7,323,983)	(35,462,992)	(82,328,932)
Net increase (decrease)	(2,352,769)	431,507	$ (26,498,596)	$ 4,930,261
Class C
Shares sold	450,112	7,174,688	$ 5,066,978	$ 80,647,975
Reinvestment of distributions	155,658	158,593	1,745,069	1,780,642
Shares redeemed	(3,098,042)	(5,094,649)	(34,856,896)	(57,171,194)
Net increase (decrease)	(2,492,272)	2,238,632	$ (28,044,849)	$ 25,257,423
Fidelity Mortgage Securities Fund
Shares sold	27,887,079	74,892,943	$ 314,595,084	$ 844,372,051
Reinvestment of distributions	3,321,499	3,676,167	37,344,245	41,396,427
Shares redeemed	(23,702,105)	(70,626,654)	(267,115,975)	(794,954,735)
Net increase (decrease)	7,506,473	7,942,456	$ 84,823,354	$ 90,813,743
Institutional Class
Shares sold	166,614	2,242,760	$ 1,874,213	$ 25,207,417
Reinvestment of distributions	26,698	42,862	299,426	481,820
Shares redeemed	(532,533)	(1,945,702)	(5,994,954)	(21,886,001)
Net increase (decrease)	(339,221)	339,920	$ (3,821,315)	$ 3,803,236

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AMORI-USAN-0604
1.784899.101

Fidelity

Mortgage Securities

Fund

(A Class of Fidelity® Advisor Mortgage
Securities Fund)

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	0.2	0.6
1 - 1.99%	12.7	11.9
2 - 2.99%	2.7	2.3
3 - 3.99%	1.9	1.5
4 - 4.99%	16.6	8.3
5 - 5.99%	24.9	24.7
6 - 6.99%	24.7	24.3
7 - 7.99%	8.8	9.3
8% and over	1.2	1.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of April 30, 2004
6 months ago
Years	4.1	2.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2004
6 months ago
Years	4.0	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2004 *		As of October 31, 2003 **
	Corporate Bonds 1.2%		Corporate Bonds 1.6%
	Mortgage Securities 82.7%		Mortgage Securities 83.6%
	CMOs and Other Mortgage Related Securities 20.4%		CMOs and Other Mortgage Related Securities 19.7%
	U.S. Government Agency Obligations 1.8%		U.S. Government Agency Obligations 2.3%
	Asset-Backed Securities 10.4%		Asset-Backed Securities 11.8%
	Short-Term Investments and Net Other Assets(dagger) (16.5)%		Short-Term Investments and Net Other Assets(dagger) (19.0)%
* Foreign investments	0.6%	** Foreign investments	0.4%
* Futures and Swaps	0.2%	** Futures and Swaps	(0.3)%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 82.7%
	Principal Amount	Value (Note 1)
Fannie Mae - 61.8%
4% 3/1/19 to 4/1/19	$ 21,192,722	$ 20,398,941
4% 5/1/19 (b)	61,541,276	59,156,549
4.5% 5/1/19 (b)	140,000,000	135,975,000
4.5% 9/1/31 to 12/1/33	154,913,600	145,567,690
5% 9/1/16 to 11/1/18	82,297,204	82,888,006
5% 5/1/19 (b)	60,000,000	59,445,313
5.5% 7/1/16 to 12/1/33	161,982,822	163,746,662
5.5% 5/1/19 (b)	144,288,210	145,963,205
6% 4/1/13 to 8/1/31	58,659,064	60,833,414
6% 5/1/34 (b)	63,470,400	64,918,319
6.5% 4/1/10 to 11/1/33	123,635,878	128,900,720
7% 3/1/17 to 10/1/33	24,479,921	25,929,166
7.5% 4/1/22 to 9/1/32	8,883,365	9,506,384
8% 9/1/07 to 12/1/29	80,184	86,431
8.25% 1/1/13	7,069	7,444
8.5% 1/1/16 to 7/1/31	1,248,221	1,340,366
8.75% 11/1/08	7,612	7,913
9% 1/1/08 to 10/1/30	2,016,047	2,202,895
9.5% 11/1/06 to 8/1/22	337,795	374,080
11% 8/1/10	193,382	216,053
12.25% 5/1/13 to 5/1/15	57,202	65,423
12.5% 8/1/15 to 3/1/16	93,564	107,545
12.75% 2/1/15	5,401	6,210
13.5% 9/1/14 to 12/1/14	36,787	42,798
14% 11/1/14	36,787	43,036
		1,107,729,563
Freddie Mac - 7.5%
5% 5/1/33 to 12/1/33	97,518,610	94,619,149
5.5% 3/1/29 to 7/1/29	163,918	164,238
6% 5/1/16 to 7/1/29	2,780,617	2,885,311
6.5% 1/1/24 to 9/1/24	3,720,636	3,890,909
7.5% 2/1/08 to 7/1/32	27,672,370	29,658,631
8% 10/1/07 to 4/1/21	130,127	141,281
8.5% 7/1/09 to 9/1/20	385,305	420,719
9% 9/1/08 to 5/1/21	997,189	1,102,968
10% 1/1/09 to 5/1/19	360,506	400,161
10.5% 8/1/10 to 2/1/16	25,390	28,151
12.25% 6/1/14	16,315	18,652
12.5% 5/1/12 to 12/1/14	152,562	174,179
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Freddie Mac - continued
12.75% 2/1/13 to 1/1/14	$ 12,171	$ 13,837
13% 12/1/13 to 6/1/15	281,518	323,300
		133,841,486
Government National Mortgage Association - 13.4%
6% 10/20/33 to 1/20/34	145,276,536	148,871,663
6.5% 5/15/28 to 8/15/32	6,087,333	6,359,950
7% 2/15/24 to 7/15/32	6,890,638	7,332,044
7% 5/1/34 (b)	63,000,000	66,957,188
7.5% 7/15/05 to 4/15/32	4,718,668	5,077,281
8% 6/15/06 to 12/15/25	1,567,618	1,713,190
8.5% 7/15/16 to 10/15/28	2,853,581	3,154,097
9% 9/20/16 to 11/20/17	22,102	24,499
9.5% 12/15/24	4,868	5,474
10.5% 12/20/15 to 2/20/18	144,822	162,620
13% 10/15/13	33,118	38,386
13.5% 7/15/11 to 10/15/14	20,170	23,421
		239,719,813
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,490,470,640)		1,481,290,862
Asset-Backed Securities - 1.5%

ACE Securities Corp. Series 2003-FM1 Class M2, 2.95% 11/25/32 (c)	1,450,000	1,479,448
Amortizing Residential Collateral Trust Series 2002-BC3N Class B2, 7% 6/25/32 (a)	21,309	21,213
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3% 10/25/33 (c)	1,264,987	1,304,897
GSAMP NIMS Trust Series 2002-HE2N Class NOTE, 8.25% 10/20/32 (a)	13,030	13,037
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	470,690	470,690
Series 2003-2N Class A, 8% 9/27/33 (a)	716,887	720,471
Home Equity Residual Distributions Trust Series 2002-1 Class A, 12.25% 11/25/05 (a)	2,575,000	2,575,000
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 1.85% 7/25/33 (c)	3,770,000	3,808,846
Class M2, 2.95% 7/25/33 (c)	2,600,000	2,674,811
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	$ 17,540	$ 17,650
Series 2003-NC6 Class M2, 3.05% 6/27/33 (c)	6,165,000	6,304,124
Morgan Stanley Dean Witter Capital I Trust, Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	1,053,966	1,058,577
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	3,208,330	3,132,759
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	2,514,039	2,482,438
TOTAL ASSET-BACKED SECURITIES (Cost $25,814,965)		26,063,961
Collateralized Mortgage Obligations - 9.3%

Private Sponsor - 2.9%
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	2,111,909	2,144,264
Series 2002-5 Class 2A1, 6% 4/25/17	2,505,928	2,519,549
Credit Suisse First Boston Mortgage Acceptance Corp. sequential pay Series 2003-1 Class 3A8, 6% 1/25/33	15,140,000	14,875,050
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2001-26 Class 3A1, 7.5% 11/25/31	859,139	873,607
Series 2002-15R Class A1, 8.1118% 1/28/32 (a)(c)	2,455,213	2,472,092
Series 2003-TFLA Class F, 1.9376% 4/15/13 (a)(c)	1,400,000	1,382,558
Master Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	21,591,012	22,260,718
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	3,806,217	3,967,981
WAMU Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	2,457,804	2,499,182
TOTAL PRIVATE SPONSOR		52,995,001
U.S. Government Agency - 6.4%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	4,187,000	4,440,446
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049,260	10,531,307
Series 1999-15 Class PC, 6% 9/25/18	8,537,689	8,907,587
sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	4,284,375	4,494,744
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1999-51 Class LK, 6.5% 8/25/29	$ 10,000,000	$ 10,627,693
Series 2002-9 Class C, 6.5% 6/25/30	5,000,000	5,322,623
Series 2003-73 Class GA, 3.5% 5/25/31	15,530,393	14,948,447
sequential pay:
Series 2001-15 Class VA, 6% 6/25/10	324,068	327,977
Series 2001-82 Class VB, 6.5% 3/25/16	15,577,127	15,949,848
Series 2002-50 Class LE, 7% 12/25/29	1,253,909	1,292,823
Series 2003-122:
Class ZG, 5% 12/25/23	1,654,338	1,660,993
Class ZK, 5.5% 12/25/33	513,091	512,864
Series 2003-128 Class NZ, 4% 1/25/19	629,189	629,507
Series 2003-84 Class GZ, 4.5% 9/25/18	530,311	529,968
Series 2004-21 Class ZJ, 5.5% 6/25/32	1,202,054	1,211,283
Series 2004-28 Class ZK, 5.5% 5/25/34	1,500,000	1,492,969
Series 2004-29:
Class ZE, 4.5% 1/25/32	400,000	395,000
Class ZM, 5.5% 5/25/34	600,000	596,625
Freddie Mac:
planned amortization class:
Series 2343 Class GD, 6.5% 1/15/30	1,248,916	1,254,328
Series 70 Class C, 9% 9/15/20	412,594	413,234
Series 2794 Class ZL, 6% 5/1/34 (b)	650,000	646,344
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2368 Class PQ, 6.5% 8/15/30	1,372,560	1,392,627
Series 2435 Class GD, 6.5% 2/15/30	1,645,748	1,664,136
Series 2557 Class MA, 4.5% 7/15/16	942,921	960,968
sequential pay:
Series 2303 Class VT, 6% 2/15/12	978,685	980,999
Series 2445 Class BD, 6.5% 6/15/30	423,534	426,293
Series 2750 Class ZT, 5% 2/15/34	2,188,121	1,794,222
Series 1658 Class GZ, 7% 1/15/24	6,216,909	6,587,591
Series 2568 Class SA, 10.56% 9/15/28 (c)	1,748,782	1,780,496
Series 2691 Class ZE, 5.5% 5/15/33	241,900	241,720
Series 2706 Class EZ, 5% 11/15/23	492,571	495,139
Series 2707 Class ZA, 4.5% 11/15/18	607,870	605,590
Series 2750 Class CZ, 5% 11/15/32	1,765,496	1,766,657
Series 2756 Class ZY, 5% 2/15/24	2,222,686	2,227,622
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2764:
Class DZ, 5% 2/15/33	$ 1,750,036	$ 1,741,286
Class ZA, 5% 10/15/32	309,123	307,481
Class ZB, 5% 3/15/33	527,274	524,143
Class ZC, 4.5% 3/15/19	333,003	331,026
Series 2769 Class ZA, 5% 9/15/32	487,254	484,703
Series 2780:
Class AZ, 5.5% 3/15/33	700,000	694,531
Class KZ, 5% 4/15/32	1,135,000	1,131,453
Class ZJ, 4.5% 4/15/19	500,000	497,891
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	1,552,302	1,582,449
TOTAL U.S. GOVERNMENT AGENCY		114,405,633
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $165,139,975)		167,400,634
Commercial Mortgage Securities - 5.7%

Asset Securitization Corp.:
Series 1995-MD4 Class ACS2, 1.9777% 8/13/29 (c)(e)	31,062,600	2,544,490
Series 1997-D5 Class PS1, 1.3146% 2/14/43 (c)(e)	41,966,212	2,594,981
Banc of America Commercial Mortgage, Inc. Series 2003-1 Class XP1, 1.6731% 9/11/36 (a)(c)(e)	103,390,000	2,867,460
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110,000	1,254,040
Class F, 7.734% 1/15/32	600,000	664,645
COMM floater Series 2001-FL5A:
Class D, 2.35% 11/15/13 (a)(c)	9,000,000	9,004,294
Class E, 2.6% 11/15/13 (a)(c)	5,000,000	5,002,294
CS First Boston Mortgage Securities Corp.:
sequential pay Series 1999-C1 Class A2, 7.29% 9/15/41	1,100,000	1,243,539
Series 1997-C2 Class D, 7.27% 1/17/35	5,175,000	5,718,384
Series 1998-C1 Class D, 7.17% 5/17/40	3,360,000	3,623,805
Series 2003-TFLA Class G, 1.9376% 4/15/13 (a)(c)	700,000	684,412
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$ 935,000	$ 968,039
Fannie Mae sequential pay Series 2000-7 Class MB, 7.5104% 2/17/24 (c)	13,829,275	15,087,009
Fannie Mae guaranteed REMIC pass thru certificates Series 1998-49 Class MI, 0.8933% 6/17/38 (c)(e)	108,791,483	3,554,011
Global Signal Trust Series 2004-1 Class D, 5.098% 1/15/34 (a)	4,000,000	3,899,290
Greenwich Capital Commercial Funding Corp.:
floater Series 2003-FL1 Class MCH, 4.35% 7/5/18 (a)(c)	1,334,176	1,334,176
Series 2002-C1 Class SWDB 5.857% 11/11/19 (a)	2,600,000	2,608,531
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9706% 4/13/31 (c)	390,000	413,541
GS Mortgage Trust II floater Series 2001-FL4A Class D, 2.01% 12/15/10 (a)(c)	329,955	329,603
Leafs CMBS I Ltd. Series 2002 1A Class D, 4.13% 11/20/37 (a)	10,815,000	8,837,883
Morgan Stanley Capital I, Inc. Series 1997-RR Class C, 7.44% 4/30/39 (a)(c)	2,760,143	2,868,544
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class D1, 6.917% 11/15/04 (a)	18,200,000	18,595,104
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	7,895,000	8,403,875
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $105,208,934)		102,101,950
Fixed-Income Funds - 23.6%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $421,522,002)	4,246,960	423,209,594
Cash Equivalents - 7.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.05%, dated 4/30/04 due 5/3/04) (Cost $126,361,000)	$ 126,372,057	$ 126,361,000
TOTAL INVESTMENT PORTFOLIO - 129.8% (Cost $2,334,517,516)		2,326,428,001
NET OTHER ASSETS - (29.8)%		(534,639,408)
NET ASSETS - 100%		$ 1,791,788,593
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $75,649,192 or 4.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $2,662,759,182 and $2,493,056,791, respectively, of which long-term U.S. government and government agency obligations aggregated $2,652,067,251 and $2,461,380,515, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $126,361,000) (cost $2,334,517,516) - See accompanying schedule		$ 2,326,428,001
Cash		158,151
Receivable for investments sold		304,454
Receivable for fund shares sold		1,728,354
Interest receivable		7,513,322
Prepaid expenses		7,127
Total assets		2,336,139,409

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 538,461,427
Payable for fund shares redeemed	4,137,078
Distributions payable	542,103
Accrued management fee	643,713
Distribution fees payable	214,474
Other affiliated payables	295,749
Other payables and accrued expenses	56,272
Total liabilities		544,350,816

Net Assets		$ 1,791,788,593
Net Assets consist of:
Paid in capital		$ 1,795,642,602
Undistributed net investment income		2,223,168
Accumulated undistributed net realized gain (loss) on investments		2,012,338
Net unrealized appreciation (depreciation) on investments		(8,089,515)
Net Assets		$ 1,791,788,593

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($59,372,306 ÷ 5,351,102 shares)	$ 11.10

Maximum offering price per share (100/95.25 of $11.10)	$ 11.65
Class T: Net Asset Value and redemption price per share ($136,425,297 ÷ 12,280,004 shares)	$ 11.11

Maximum offering price per share (100/96.50 of $11.11)	$ 11.51
Class B: Net Asset Value and offering price per share ($152,311,790 ÷ 13,729,546 shares) A	$ 11.09

Class C: Net Asset Value and offering price per share ($69,834,081 ÷ 6,300,444 shares) A	$ 11.08

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($1,361,856,679 ÷ 122,540,405 shares)	$ 11.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,988,440 ÷ 1,081,302 shares)	$ 11.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Interest		$ 36,864,278

Expenses
Management fee	$ 3,855,373
Transfer agent fees	1,447,950
Distribution fees	1,404,172
Accounting fees and expenses	307,496
Non-interested trustees' compensation	5,784
Custodian fees and expenses	61,218
Registration fees	134,587
Audit	45,674
Legal	6,392
Miscellaneous	8,890
Total expenses before reductions	7,277,536
Expense reductions	(4,562)	7,272,974
Net investment income (loss)		29,591,304
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		4,568,669
Change in net unrealized appreciation (depreciation) on: Investment securities	(13,148,529)
Delayed delivery commitments	265,969
Total change in net unrealized appreciation (depreciation)		(12,882,560)
Net gain (loss)		(8,313,891)
Net increase (decrease) in net assets resulting from operations		$ 21,277,413

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,591,304	$ 50,138,434
Net realized gain (loss)	4,568,669	31,027,960
Change in net unrealized appreciation (depreciation)	(12,882,560)	(15,647,323)
Net increase (decrease) in net assets resulting from operations	21,277,413	65,519,071
Distributions to shareholders from net investment income	(30,176,733)	(48,528,197)
Distributions to shareholders from net realized gain	(23,782,795)	(12,938,149)
Total distributions	(53,959,528)	(61,466,346)
Share transactions - net increase (decrease)	2,183,448	89,912,217
Total increase (decrease) in net assets	(30,498,667)	93,964,942

Net Assets
Beginning of period	1,822,287,260	1,728,322,318
End of period (including undistributed net investment income of $2,223,168 and undistributed net investment income of $2,808,597, respectively)	$ 1,791,788,593	$ 1,822,287,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48	$ 10.96
Income from Investment Operations
Net investment income (loss) E	.182	.282	.502 G	.630	.665	.646
Net realized and unrealized gain (loss)	(.047)	.112	.172 G	.613	.086	(.336)
Total from investment operations	.135	.394	.674	1.243	.751	.310
Distributions from net investment income	(.185)	(.274)	(.534)	(.653)	(.701)	(.640)
Distributions from net realized gain	(.150)	(.080)	-	-	-	(.150)
Total distributions	(.335)	(.354)	(.534)	(.653)	(.701)	(.790)
Net asset value, end of period	$ 11.10	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48
Total Return B, C, D	1.20%	3.56%	6.26%	12.15%	7.49%	2.93%
Ratios to Average Net Assets F
Expenses before expense reductions	.86% A	.81%	.84%	.85%	.88%	.99%
Expenses net of voluntary waivers, if any	.86% A	.81%	.84%	.85%	.88%	.90%
Expenses net of all reductions	.86% A	.81%	.84%	.85%	.88%	.90%
Net investment income (loss)	3.24% A	2.51%	4.55% G	5.86%	6.44%	6.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,372	$ 68,939	$ 63,201	$ 15,318	$ 4,610	$ 3,090
Portfolio turnover rate	227% A	356%	231%	194%	99%	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 11.28	$ 11.14	$ 10.54	$ 10.48	$ 10.96
Income from Investment Operations
Net investment income (loss) E	.175	.270	.492 G	.622	.653	.637
Net realized and unrealized gain (loss)	(.046)	.101	.171 G	.617	.092	(.338)
Total from investment operations	.129	.371	.663	1.239	.745	.299
Distributions from net investment income	(.179)	(.261)	(.523)	(.639)	(.685)	(.629)
Distributions from net realized gain	(.150)	(.080)	-	-	-	(.150)
Total distributions	(.329)	(.341)	(.523)	(.639)	(.685)	(.779)
Net asset value, end of period	$ 11.11	$ 11.31	$ 11.28	$ 11.14	$ 10.54	$ 10.48
Total Return B, C, D	1.14%	3.34%	6.15%	12.09%	7.42%	2.82%
Ratios to Average Net Assets F
Expenses before expense reductions	.98% A	.93%	.94%	.96%	1.00%	1.06%
Expenses net of voluntary waivers, if any	.98% A	.93%	.94%	.96%	1.00%	1.00%
Expenses net of all reductions	.97% A	.93%	.94%	.96%	1.00%	1.00%
Net investment income (loss)	3.12% A	2.39%	4.45% G	5.75%	6.33%	5.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 136,425	$ 154,810	$ 195,002	$ 106,167	$ 61,359	$ 29,052
Portfolio turnover rate	227% A	356%	231%	194%	99%	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48	$ 10.95
Income from Investment Operations
Net investment income (loss) E	.138	.197	.421 G	.551	.593	.567
Net realized and unrealized gain (loss)	(.056)	.112	.171 G	.611	.081	(.324)
Total from investment operations	.082	.309	.592	1.162	.674	.243
Distributions from net investment income	(.142)	(.189)	(.452)	(.572)	(.624)	(.563)
Distributions from net realized gain	(.150)	(.080)	-	-	-	(.150)
Total distributions	(.292)	(.269)	(.452)	(.572)	(.624)	(.713)
Net asset value, end of period	$ 11.09	$ 11.30	$ 11.26	$ 11.12	$ 10.53	$ 10.48
Total Return B, C, D	.72%	2.78%	5.48%	11.32%	6.70%	2.29%
Ratios to Average Net Assets F
Expenses before expense reductions	1.63% A	1.57%	1.58%	1.60%	1.60%	1.62%
Expenses net of voluntary waivers, if any	1.63% A	1.57%	1.58%	1.60%	1.60%	1.62%
Expenses net of all reductions	1.63% A	1.57%	1.57%	1.60%	1.60%	1.62%
Net investment income (loss)	2.46% A	1.75%	3.82% G	5.11%	5.73%	5.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 152,312	$ 181,666	$ 176,245	$ 57,034	$ 19,911	$ 19,101
Portfolio turnover rate	227% A	356%	231%	194%	99%	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.25	$ 11.10	$ 10.89
Income from Investment Operations
Net investment income (loss) E	.136	.189	.413 H	.112
Net realized and unrealized gain (loss)	(.057)	.112	.173 H	.238
Total from investment operations	.079	.301	.586	.350
Distributions from net investment income	(.139)	(.181)	(.436)	(.140)
Distributions from net realized gain	(.150)	(.080)	-	-
Total distributions	(.289)	(.261)	(.436)	(.140)
Net asset value, end of period	$ 11.08	$ 11.29	$ 11.25	$ 11.10
Total Return B, C, D	.69%	2.71%	5.43%	3.22%
Ratios to Average Net Assets G
Expenses before expense reductions	1.68% A	1.64%	1.64%	1.60%A
Expenses net of voluntary waivers, if any	1.68% A	1.64%	1.64%	1.60%A
Expenses net of all reductions	1.68% A	1.64%	1.64%	1.60%A
Net investment income (loss)	2.42% A	1.68%	3.75% H	4.87%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,834	$ 99,237	$ 73,747	$ 2,632
Portfolio turnover rate	227% A	356%	231%	194%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2001 (commencement of sale of shares) to October 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Mortgage Securities Fund

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 11.28	$ 11.14	$ 10.54	$ 10.49	$ 10.97
Income from Investment Operations
Net investment income (loss) D	.194	.306	.526 F	.654	.690	.674
Net realized and unrealized gain (loss)	(.046)	.102	.170 F	.619	.078	(.342)
Total from investment operations	.148	.408	.696	1.273	.768	.332
Distributions from net investment income	(.198)	(.298)	(.556)	(.673)	(.718)	(.662)
Distributions from net realized gain	(.150)	(.080)	-	-	-	(.150)
Total distributions	(.348)	(.378)	(.556)	(.673)	(.718)	(.812)
Net asset value, end of period	$ 11.11	$ 11.31	$ 11.28	$ 11.14	$ 10.54	$ 10.49
Total Return B, C	1.31%	3.68%	6.47%	12.44%	7.66%	3.14%
Ratios to Average Net Assets E
Expenses before expense reductions	.63% A	.60%	.63%	.66%	.67%	.70%
Expenses net of voluntary waivers, if any	.63% A	.60%	.63%	.66%	.67%	.70%
Expenses net of all reductions	.63% A	.60%	.63%	.66%	.67%	.70%
Net investment income (loss)	3.47% A	2.72%	4.76% F	6.04%	6.65%	6.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,361,857	$ 1,301,599	$ 1,207,967	$ 429,684	$ 371,107	$ 406,839
Portfolio turnover rate	227% A	356%	231%	194%	99%	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 11.25	$ 11.11	$ 10.52	$ 10.47	$ 10.95
Income from Investment Operations
Net investment income (loss) D	.193	.302	.513F	.644	.684	.669
Net realized and unrealized gain (loss)	(.047)	.112	.171F	.610	.080	(.343)
Total from investment operations	.146	.414	.684	1.254	.764	.326
Distributions from net investment income	(.196)	(.294)	(.544)	(.664)	(.714)	(.656)
Distributions from net realized gain	(.150)	(.080)	-	-	-	(.150)
Total distributions	(.346)	(.374)	(.544)	(.664)	(.714)	(.806)
Net asset value, end of period	$ 11.09	$ 11.29	$ 11.25	$ 11.11	$ 10.52	$ 10.47
Total Return B, C	1.30%	3.75%	6.36%	12.27%	7.64%	3.09%
Ratios to Average Net Assets E
Expenses before expense reductions	.66% A	.63%	.75%	.76%	.73%	.75%
Expenses net of voluntary waivers, if any	.66% A	.63%	.75%	.75%	.73%	.75%
Expenses net of all reductions	.66% A	.63%	.75%	.75%	.72%	.75%
Net investment income (loss)	3.44% A	2.69%	4.65%F	5.95%	6.60%	6.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,988	$ 16,036	$ 12,162	$ 7,319	$ 9,038	$ 15,422
Portfolio turnover rate	227% A	356%	231%	194%	99%	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 12,196,674	|
Unrealized depreciation	(16,812,790)
Net unrealized appreciation (depreciation)	$ (4,616,116)
Cost for federal income tax purposes	$ 2,331,044,117

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 48,623	$ 315
Class T	0%	.25%	177,595	5,014
Class B	.65%	.25%	753,109	545,080
Class C	.75%	.25%	424,845	162,224
			$ 1,404,172	$ 712,633

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,719
Class T	10,755
Class B*	293,609
Class C	19,666
$ 344,749

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Mortgage Securities Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, , is the transfer agent for Fidelity Mortgage Securities Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 70,158	.22*
Class T	163,884	.23*
Class B	197,921	.24*
Class C	78,313	.19*
Fidelity Mortgage Securities Fund	926,143	.14*
Institutional Class	11,531	.17*
	$ 1,447,950

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,588,762 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4,038. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Class A	$ 524

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 1,065,337	$ 1,812,935
Class T	2,244,891	4,490,594
Class B	2,096,653	3,348,473
Class C	1,044,290	1,676,928
Fidelity Mortgage Securities Fund	23,490,225	36,645,682
Institutional Class	235,337	553,585
Total	$ 30,176,733	$ 48,528,197
From net realized gain
Class A	$ 889,212	$ 479,109
Class T	1,953,109	1,375,548
Class B	2,324,329	1,317,977
Class C	1,222,549	596,490
Fidelity Mortgage Securities Fund	17,202,689	9,053,280
Institutional Class	190,907	115,745
Total	$ 23,782,795	$ 12,938,149

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	970,610	4,143,379	$ 10,937,504	$ 46,659,814
Reinvestment of distributions	149,394	170,427	1,677,007	1,915,973
Shares redeemed	(1,871,084)	(3,823,033)	(21,074,324)	(42,999,421)
Net increase (decrease)	(751,080)	490,773	$ (8,459,813)	$ 5,576,366
Class T
Shares sold	2,455,583	9,900,926	$ 27,703,636	$ 111,507,763
Reinvestment of distributions	347,898	461,144	3,908,946	5,189,781
Shares redeemed	(4,209,620)	(13,969,922)	(47,427,915)	(157,166,356)
Net increase (decrease)	(1,406,139)	(3,607,852)	$ (15,815,333)	$ (40,468,812)
Class B
Shares sold	472,150	7,431,196	$ 5,321,043	$ 83,615,486
Reinvestment of distributions	324,703	324,294	3,643,353	3,643,707
Shares redeemed	(3,149,622)	(7,323,983)	(35,462,992)	(82,328,932)
Net increase (decrease)	(2,352,769)	431,507	$ (26,498,596)	$ 4,930,261
Class C
Shares sold	450,112	7,174,688	$ 5,066,978	$ 80,647,975
Reinvestment of distributions	155,658	158,593	1,745,069	1,780,642
Shares redeemed	(3,098,042)	(5,094,649)	(34,856,896)	(57,171,194)
Net increase (decrease)	(2,492,272)	2,238,632	$ (28,044,849)	$ 25,257,423
Fidelity Mortgage Securities Fund
Shares sold	27,887,079	74,892,943	$ 314,595,084	$ 844,372,051
Reinvestment of distributions	3,321,499	3,676,167	37,344,245	41,396,427
Shares redeemed	(23,702,105)	(70,626,654)	(267,115,975)	(794,954,735)
Net increase (decrease)	7,506,473	7,942,456	$ 84,823,354	$ 90,813,743
Institutional Class
Shares sold	166,614	2,242,760	$ 1,874,213	$ 25,207,417
Reinvestment of distributions	26,698	42,862	299,426	481,820
Shares redeemed	(532,533)	(1,945,702)	(5,994,954)	(21,886,001)
Net increase (decrease)	(339,221)	339,920	$ (3,821,315)	$ 3,803,236

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investment Money
Management Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investment Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MOR-USAN-0604
1.784900.101

Fidelity® Advisor

Intermediate Bond

Fund - Institutional Class

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
U.S. Government and U.S. Government Agency Obligations 26.2%	U.S. Government and U.S. Government Agency Obligations 32.2%
AAA 14.7%	AAA 15.8%
AA 5.8%	AA 6.3%
A 22.2%	A 19.6%
BBB 25.6%	BBB 23.3%
BB and Below 1.4%	BB and Below 2.0%
Not Rated 0.4%	Not Rated 1.5%
Short-Term Investments and Net Other Assets 3.7%	Short-Term Investments and Net Other Assets(dagger) (0.7)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of April 30, 2004
6 months ago
Years	4.4	4.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2004
6 months ago
Years	3.8	3.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2004 *	As of October 31, 2003 **
Corporate Bonds 42.5%	Corporate Bonds 42.4%
U.S. Government and U.S. Government Agency Obligations 26.2%	U.S. Government and U.S. Government Agency Obligations 32.2%
Asset-Backed Securities 12.9%	Asset-Backed Securities 13.4%
CMOs and Other Mortgage Related Securities 13.3%	CMOs and Other Mortgage Related Securities 10.7%
Municipal Bonds 0.0%	Municipal Bonds 0.1%
Other Investments 1.4%	Other Investments 1.9%
Short-Term Investments and Net Other Assets 3.7%	Short-Term Investments and Net Other Assets(dagger) (0.7)%

* Foreign investments	10.1%	** Foreign investments	9.2%
* Futures and Swaps	9.8%	** Futures and Swaps	9.2%

(dagger)Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 41.9%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 4.1%
Auto Components - 0.7%
DaimlerChrysler NA Holding Corp.:
4.75% 1/15/08	$ 2,400,000	$ 2,434,738
6.4% 5/15/06	1,000,000	1,063,959
6.9% 9/1/04	1,500,000	1,523,289
7.2% 9/1/09	680,000	747,823
7.4% 1/20/05	800,000	830,509
7.75% 6/15/05	2,100,000	2,227,821
		8,828,139
Automobiles - 0.1%
General Motors Corp. 7.2% 1/15/11	2,000,000	2,126,700
Media - 3.1%
AOL Time Warner, Inc.:
6.125% 4/15/06	2,400,000	2,545,262
6.75% 4/15/11	1,700,000	1,849,717
6.875% 5/1/12	4,300,000	4,701,018
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	2,000,000	2,192,270
Clear Channel Communications, Inc.:
5.75% 1/15/13	700,000	715,735
7.65% 9/15/10	5,185,000	5,924,739
Continental Cablevision, Inc. 8.3% 5/15/06	6,520,000	7,183,984
Cox Communications, Inc.:
7.125% 10/1/12	1,235,000	1,367,664
7.5% 8/15/04	1,850,000	1,879,674
7.75% 8/15/06	1,450,000	1,600,255
Hearst-Argyle Television, Inc. 7% 11/15/07	1,000,000	1,086,023
Liberty Media Corp. 5.7% 5/15/13	1,900,000	1,899,827
News America Holdings, Inc. 7.375% 10/17/08	2,000,000	2,235,490
News America, Inc.:
4.75% 3/15/10	2,000,000	1,999,816
6.625% 1/9/08	1,700,000	1,855,239
Walt Disney Co. 5.375% 6/1/07	2,000,000	2,098,592
		41,135,305
Specialty Retail - 0.2%
Boise Cascade Corp. 7.5% 2/1/08	2,175,000	2,338,329
TOTAL CONSUMER DISCRETIONARY		54,428,473
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - 2.2%
Beverages - 0.3%
Miller Brewing Co. 4.25% 8/15/08 (a)	$ 3,740,000	$ 3,752,866
Food & Staples Retailing - 1.1%
Fred Meyer, Inc. 7.375% 3/1/05	10,359,000	10,814,610
Safeway, Inc. 6.5% 3/1/11	4,000,000	4,305,756
		15,120,366
Food Products - 0.0%
Kraft Foods, Inc. 5.25% 6/1/07	330,000	346,762
Tobacco - 0.8%
Altria Group, Inc. 7% 11/4/13	2,380,000	2,533,498
Philip Morris Companies, Inc.:
7.2% 2/1/07	2,000,000	2,156,526
7.65% 7/1/08	4,635,000	5,115,770
		9,805,794
TOTAL CONSUMER STAPLES		29,025,788
ENERGY - 1.4%
Energy Equipment & Services - 0.7%
Cooper Cameron Corp. 2.65% 4/15/07	1,555,000	1,519,103
Kinder Morgan, Inc. 6.5% 9/1/12	5,730,000	6,167,388
Weatherford International Ltd. 4.95% 10/15/13	1,300,000	1,257,120
		8,943,611
Oil & Gas - 0.7%
Anadarko Petroleum Corp. 5% 10/1/12	1,600,000	1,583,714
Duke Energy Field Services LLC 7.875% 8/16/10	3,250,000	3,757,052
EnCana Corp. 4.75% 10/15/13	1,040,000	999,314
Union Pacific Resources Group, Inc. 7% 10/15/06	2,700,000	2,950,036
		9,290,116
TOTAL ENERGY		18,233,727
FINANCIALS - 22.3%
Capital Markets - 2.5%
Amvescap PLC:
5.9% 1/15/07	665,000	709,489
yankee 6.6% 5/15/05	3,490,000	3,631,715
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	1,300,000	1,259,454
4.25% 9/4/12 (e)	1,510,000	1,517,659
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
BankAmerica Corp. 5.875% 2/15/09	$ 575,000	$ 618,188
Goldman Sachs Group, Inc.:
4.125% 1/15/08	4,550,000	4,611,780
6.6% 1/15/12	3,000,000	3,285,018
J.P. Morgan Chase & Co.:
4% 2/1/08	1,125,000	1,134,828
4.875% 3/15/14	2,190,000	2,094,354
Legg Mason, Inc. 6.75% 7/2/08	3,710,000	4,063,270
Lehman Brothers Holdings, Inc. 7% 2/1/08	2,400,000	2,673,254
Merrill Lynch & Co., Inc. 6.15% 1/26/06	625,000	667,089
Morgan Stanley 4.75% 4/1/14	8,035,000	7,507,020
		33,773,118
Commercial Banks - 2.8%
Bank of America Corp.:
4.75% 10/15/06	985,000	1,026,813
6.25% 4/15/12	840,000	913,351
7.125% 9/15/06	2,000,000	2,189,900
BB&T Corp. 4.75% 10/1/12	2,000,000	1,965,922
Chase Manhattan Corp. 6.375% 4/1/08	360,000	392,194
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	685,000	674,430
5.25% 2/10/14 (a)	2,565,000	2,521,287
Fleet Financial Group, Inc. 7.125% 4/15/06	2,240,000	2,431,392
FleetBoston Financial Corp.:
3.85% 2/15/08	1,000,000	1,005,337
7.25% 9/15/05	1,315,000	1,404,100
Korea Development Bank:
3.875% 3/2/09	2,600,000	2,528,666
5.75% 9/10/13	5,315,000	5,430,144
Mellon Bank NA, Pittsburgh 7.375% 5/15/07	1,800,000	2,026,028
Mercantile Bancorp, Inc. 7.3% 6/15/07	835,000	940,025
PNC Funding Corp. 5.75% 8/1/06	5,215,000	5,534,998
Popular North America, Inc. 6.125% 10/15/06	1,295,000	1,385,871
U.S. Bank NA, Minnesota 5.7% 12/15/08	2,000,000	2,138,516
Wachovia Corp. 4.875% 2/15/14	2,600,000	2,512,424
		37,021,398
Consumer Finance - 5.3%
American General Finance Corp.:
2.75% 6/15/08	65,000	62,053
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
American General Finance Corp.: - continued
4% 3/15/11	$ 3,020,000	$ 2,882,161
5.375% 10/1/12	3,050,000	3,101,652
Capital One Bank:
4.875% 5/15/08	2,170,000	2,218,326
6.5% 7/30/04	2,000,000	2,023,896
6.5% 6/13/13	2,315,000	2,414,577
Ford Motor Credit Co.:
6.5% 1/25/07	300,000	318,134
7% 10/1/13	2,000,000	2,056,860
7.375% 10/28/09	11,915,000	12,879,746
General Motors Acceptance Corp.:
6.125% 2/1/07	910,000	960,591
6.125% 8/28/07	910,000	961,604
6.75% 1/15/06	8,310,000	8,799,501
6.875% 9/15/11	6,415,000	6,733,255
7.75% 1/19/10	2,060,000	2,265,732
Household Finance Corp.:
5.875% 2/1/09	1,055,000	1,129,437
6.375% 11/27/12	1,595,000	1,717,550
6.5% 1/24/06	2,140,000	2,283,921
6.75% 5/15/11	3,000,000	3,321,522
7% 5/15/12	5,235,000	5,865,195
Household International, Inc. 8.875% 2/15/08	2,550,000	2,814,407
MBNA Corp. 6.25% 1/17/07	1,155,000	1,236,493
SLM Corp. 3.625% 3/17/08	3,900,000	3,880,383
		69,926,996
Diversified Financial Services - 6.7%
Alliance Capital Management LP 5.625% 8/15/06	1,495,000	1,577,016
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	1,100,000	1,184,700
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (a)	1,675,000	1,657,240
5.125% 10/1/13 (a)	1,055,000	1,041,409
CIT Group, Inc. 3.875% 11/3/08	530,000	523,355
Citigroup, Inc.:
3.5% 2/1/08	2,770,000	2,752,208
7.25% 10/1/10	3,400,000	3,883,266
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	2,020,000	1,964,011
7.92% 5/18/12	4,845,000	3,990,830
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Deutsche Telekom International Finance BV:
5.25% 7/22/13	$ 1,635,000	$ 1,622,971
8.5% 6/15/10	5,700,000	6,734,983
Hutchison Whampoa International Ltd. 6.25% 1/24/14 (a)	2,100,000	2,061,331
International Lease Finance Corp. 4.375% 11/1/09	2,000,000	2,005,574
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	1,870,000	1,854,329
Monumental Global Funding II 3.85% 3/3/08 (a)	4,500,000	4,517,204
NiSource Finance Corp. 7.875% 11/15/10	5,575,000	6,489,830
Pemex Project Funding Master Trust:
6.125% 8/15/08	1,000,000	1,040,000
7.375% 12/15/14	3,000,000	3,135,000
7.875% 2/1/09 (e)	3,000,000	3,307,500
Petronas Capital Ltd. 7% 5/22/12 (a)	4,495,000	4,953,076
Salomon Smith Barney Holdings, Inc. 6.5% 2/15/08	2,425,000	2,662,092
Sprint Capital Corp.:
6.125% 11/15/08	2,100,000	2,248,640
8.375% 3/15/12	6,550,000	7,687,388
Telecom Italia Capital 4% 11/15/08 (a)	3,000,000	2,973,753
TIAA Global Markets, Inc. 3.875% 1/22/08 (a)	1,680,000	1,701,509
Verizon Global Funding Corp.:
7.25% 12/1/10	4,837,000	5,468,325
7.375% 9/1/12	7,135,000	8,160,949
7.75% 6/15/32	2,000,000	2,291,540
		89,490,029
Insurance - 1.5%
Aegon NV 4.75% 6/1/13	3,400,000	3,304,892
Allstate Corp. 7.875% 5/1/05	2,060,000	2,177,910
Assurant, Inc. 5.625% 2/15/14 (a)	995,000	997,279
Principal Life Global Funding I:
5.125% 6/28/07 (a)	4,000,000	4,201,852
6.25% 2/15/12 (a)	5,000,000	5,447,520
Prudential Financial, Inc. 3.75% 5/1/08	1,640,000	1,629,783
St. Paul Companies, Inc. 8.125% 4/15/10	1,750,000	2,056,525
Travelers Property Casualty Corp. 5% 3/15/13	835,000	817,487
		20,633,248
Real Estate - 2.5%
AMB Property LP 7.2% 12/15/05	2,000,000	2,154,440
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Arden Realty LP:
7% 11/15/07	$ 3,460,000	$ 3,808,643
8.875% 3/1/05	2,590,000	2,726,617
AvalonBay Communities, Inc. 5% 8/1/07	1,380,000	1,443,330
Boston Properties, Inc. 6.25% 1/15/13	2,500,000	2,640,125
BRE Properties, Inc. 5.95% 3/15/07	875,000	932,485
Camden Property Trust 5.875% 11/30/12	1,700,000	1,753,644
CarrAmerica Realty Corp. 5.25% 11/30/07	1,940,000	2,036,498
Developers Diversified Realty Corp. 4.625% 8/1/10	2,325,000	2,283,906
EOP Operating LP:
4.75% 3/15/14	2,600,000	2,424,898
7.75% 11/15/07	3,775,000	4,273,153
Gables Realty LP 5.75% 7/15/07	5,245,000	5,547,794
Healthcare Realty Trust, Inc. 5.125% 4/1/14	1,970,000	1,850,114
		33,875,647
Thrifts & Mortgage Finance - 1.0%
Abbey National PLC 6.69% 10/17/05	1,020,000	1,084,582
Countrywide Home Loans, Inc.:
3.25% 5/21/08	3,460,000	3,358,885
4% 3/22/11	3,290,000	3,105,178
6.935% 7/16/07	2,450,000	2,696,637
Independence Community Bank Corp. 3.75% 4/1/14 (e)	895,000	857,574
Washington Mutual, Inc.:
4.375% 1/15/08	1,665,000	1,692,025
4.625% 4/1/14	175,000	161,898
		12,956,779
TOTAL FINANCIALS		297,677,215
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.8%
Bombardier, Inc. 6.3% 5/1/14 (a)	715,000	705,082
Raytheon Co.:
6.15% 11/1/08	3,000,000	3,229,401
8.3% 3/1/10	5,195,000	6,131,077
		10,065,560
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	1,830,000	1,889,603
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 0.5%
Tyco International Group SA yankee:
6.125% 1/15/09	$ 2,500,000	$ 2,638,618
6.375% 6/15/05	1,750,000	1,820,406
6.75% 2/15/11	2,455,000	2,647,563
		7,106,587
Road & Rail - 0.4%
Canadian Pacific Railway Co. yankee 6.25% 10/15/11	2,700,000	2,920,968
Norfolk Southern Corp. 7.35% 5/15/07	1,900,000	2,111,556
		5,032,524
TOTAL INDUSTRIALS		24,094,274
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 1.0%
Motorola, Inc.:
7.625% 11/15/10	5,000,000	5,654,360
8% 11/1/11	6,340,000	7,343,914
		12,998,274
Computers & Peripherals - 0.6%
Hewlett-Packard Co.:
6.5% 7/1/12	3,000,000	3,312,912
7.15% 6/15/05	2,400,000	2,529,274
NCR Corp. 7.125% 6/15/09	2,270,000	2,507,758
		8,349,944
TOTAL INFORMATION TECHNOLOGY		21,348,218
MATERIALS - 1.5%
Containers & Packaging - 0.1%
Sealed Air Corp. 5.625% 7/15/13 (a)	510,000	514,506
Metals & Mining - 1.2%
Corporacion Nacional del Cobre (Codelco):
5.5% 10/15/13 (a)	2,335,000	2,327,061
6.375% 11/30/12 (a)	5,580,000	5,960,874
Falconbridge Ltd. yankee 7.35% 6/5/12	710,000	798,636
Noranda, Inc. yankee 6% 10/15/15	7,300,000	7,371,306
		16,457,877
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - 0.2%
International Paper Co.:
4.25% 1/15/09	$ 495,000	$ 491,218
5.5% 1/15/14	1,240,000	1,228,820
Weyerhaeuser Co. 7.375% 3/15/32	1,170,000	1,281,757
		3,001,795
TOTAL MATERIALS		19,974,178
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.8%
AT&T Broadband Corp. 8.375% 3/15/13	5,046,000	6,020,524
AT&T Corp. 6% 3/15/09	720,000	721,015
British Telecommunications PLC:
8.375% 12/15/10	2,835,000	3,374,464
8.875% 12/15/30	775,000	980,396
France Telecom SA 8.75% 3/1/11	3,800,000	4,492,352
Koninklijke KPN NV yankee 8% 10/1/10	5,940,000	6,947,905
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	175,000	186,441
TELUS Corp. yankee 7.5% 6/1/07	1,310,000	1,447,605
		24,170,702
Wireless Telecommunication Services - 1.1%
America Movil SA de CV:
4.125% 3/1/09 (a)	1,310,000	1,255,897
5.5% 3/1/14 (a)	3,120,000	2,919,375
AT&T Wireless Services, Inc.:
7.5% 5/1/07	5,000,000	5,552,225
7.875% 3/1/11	2,330,000	2,683,736
Cingular Wireless LLC 5.625% 12/15/06	2,000,000	2,117,516
		14,528,749
TOTAL TELECOMMUNICATION SERVICES		38,699,451
UTILITIES - 4.1%
Electric Utilities - 3.5%
Detroit Edison Co. 6.125% 10/1/10	1,440,000	1,548,835
Dominion Resources, Inc.:
6.25% 6/30/12	3,330,000	3,552,604
8.125% 6/15/10	1,625,000	1,903,242
DTE Energy Co. 7.05% 6/1/11	3,320,000	3,658,590
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Exelon Corp. 6.75% 5/1/11	$ 1,735,000	$ 1,915,350
Exelon Generation Co. LLC 5.35% 1/15/14 (a)	8,000,000	7,838,944
FirstEnergy Corp.:
5.5% 11/15/06	1,500,000	1,565,157
6.45% 11/15/11	3,235,000	3,405,805
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	4,135,000	4,274,246
Monongahela Power Co. 5% 10/1/06	1,370,000	1,388,838
Niagara Mohawk Power Corp. 8.875% 5/15/07	400,000	459,357
Oncor Electric Delivery Co.:
5% 9/1/07	2,000,000	2,094,696
6.375% 5/1/12	1,155,000	1,251,343
Pacific Gas & Electric Co.:
3.6% 3/1/09	395,000	383,156
4.8% 3/1/14	615,000	588,422
Progress Energy, Inc. 7.1% 3/1/11	1,800,000	2,006,050
PSI Energy, Inc. 6.65% 6/15/06	3,775,000	4,066,743
Public Service Co. of Colorado 7.875% 10/1/12	1,465,000	1,749,572
Southern California Edison Co. 4.65% 4/1/15	855,000	802,558
Virginia Electric & Power Co. 5.75% 3/31/06	2,000,000	2,109,668
		46,563,176
Gas Utilities - 0.3%
Kinder Morgan Energy Partners LP 5.35% 8/15/07	1,070,000	1,127,697
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	2,100,000	2,437,170
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,010,000	1,140,818
		4,705,685
Multi-Utilities & Unregulated Power - 0.3%
Constellation Energy Group, Inc. 7% 4/1/12	1,000,000	1,107,139
Williams Companies, Inc. 7.125% 9/1/11	2,175,000	2,272,875
		3,380,014
TOTAL UTILITIES		54,648,875
TOTAL NONCONVERTIBLE BONDS (Cost $543,341,097)		558,130,199
U.S. Government and Government Agency Obligations - 12.4%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 10.9%
Fannie Mae:
4.375% 7/17/13	$ 4,850,000	$ 4,578,735
4.75% 1/2/07	25,000,000	26,051,525
5.25% 8/1/12	215,000	216,814
5.5% 3/15/11	19,700,000	20,833,085
6.25% 2/1/11	735,000	796,848
6.25% 3/22/12	4,800,000	4,969,325
6.625% 9/15/09	37,000,000	41,460,709
Freddie Mac:
3.625% 9/15/08	5,532,000	5,494,322
4.5% 1/15/14	6,550,000	6,290,744
5.25% 11/5/12	1,405,000	1,389,454
5.5% 9/15/11	17,200,000	18,121,094
5.875% 3/21/11	2,655,000	2,820,128
6.625% 9/15/09	11,400,000	12,746,819
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		145,769,602
U.S. Treasury Obligations - 1.5%
U.S. Treasury Bills, yield at date of purchase 0.91% to 0.92% 5/20/04 (c)	490,000	489,816
U.S. Treasury Bonds 11.25% 2/15/15	3,825,000	5,965,057
U.S. Treasury Notes:
5% 8/15/11 (d)	7,956,000	8,364,986
6.5% 2/15/10	4,000,000	4,548,752
TOTAL U.S. TREASURY OBLIGATIONS		19,368,611
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $166,235,527)		165,138,213
U.S. Government Agency - Mortgage Securities - 9.5%

Fannie Mae - 9.2%
4% 5/1/19 (b)	4,696,788	4,514,787
4.5% 5/1/19 (b)	26,000,000	25,593,750
4.5% 5/18/19 (b)	2,000,000	1,968,750
4.5% 8/1/33 to 9/1/33	1,935,356	1,818,468
5% 5/13/34 (b)	9,000,000	8,721,563
5.5% 9/1/10 to 12/1/14	6,599,396	6,807,728
6% 5/1/16 to 4/1/17	2,711,682	2,829,995
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
6.5% 2/1/14 to 5/1/33	$ 25,481,958	$ 26,727,352
6.5% 5/1/19 (b)	12,155,546	12,865,886
6.5% 5/1/34 (b)	5,379,742	5,599,975
7% 12/1/10 to 9/1/28	790,569	840,228
7% 5/1/19 (b)	4,525	4,825
7% 5/1/34 (b)	19,000,000	20,086,563
7.5% 8/1/17 to 9/1/28	2,118,005	2,271,664
8.5% 6/1/11 to 9/1/25	257,622	281,380
9.5% 2/1/25	219,632	246,947
10.5% 8/1/20	80,324	91,920
11% 8/1/15	375,168	418,255
12.5% 12/1/13 to 4/1/15	17,717	20,408
TOTAL FANNIE MAE		121,710,444
Freddie Mac - 0.0%
8.5% 9/1/24 to 8/1/27	295,957	322,573
9.5% 1/1/17	11,008	12,318
10% 4/1/06 to 5/1/09	12,280	13,346
10.5% 5/1/21	65,953	73,128
11% 12/1/11	4,742	5,269
11.5% 10/1/15	8,743	9,925
11.75% 10/1/10	13,812	15,353
TOTAL FREDDIE MAC		451,912
Government National Mortgage Association - 0.3%
6.5% 2/15/29	929,255	971,422
7% 2/15/28 to 11/15/28	2,032,993	2,164,664
7.5% 2/15/28 to 10/15/28	33,015	35,490
8% 11/15/05 to 6/15/25	289,974	309,059
8.5% 4/15/17 to 10/15/21	217,021	241,096
11% 7/20/19 to 8/20/19	13,296	15,054
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		3,736,785
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $125,624,484)		125,899,141
Asset-Backed Securities - 8.7%
	Principal Amount	Value (Note 1)
ACE Securities Corp.:
Series 2002-HE2 Class A2A, 1.53% 8/25/32 (e)	$ 907,207	$ 909,483
Series 2003-FM1 Class M2, 2.95% 11/25/32 (e)	955,000	974,395
Series 2004-HE1:
Class M1, 1.6% 2/25/34 (e)	525,000	525,059
Class M2, 2.2% 2/25/34 (e)	600,000	600,125
American Express Credit Account Master Trust:
Series 1999-2 Class B, 6.1% 12/15/06	1,100,000	1,102,244
Series 2001-2 Class A, 5.53% 10/15/08	1,020,000	1,069,490
Series 2004-1 Class B, 1.35% 9/15/11 (e)	1,430,000	1,433,311
AmeriCredit Automobile Receivables Trust:
Series 2001-C Class A4, 5.01% 7/14/08	6,000,000	6,195,839
Series 2002-A Class A4, 4.61% 1/12/09	5,800,000	5,969,454
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 1.53% 4/25/34 (e)	300,000	300,305
Class M2, 1.58% 4/25/34 (e)	225,000	225,246
Amortizing Residential Collateral Trust Series 2002-BC3N Class B2, 7% 6/25/32 (a)	26,423	26,304
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 1.48% 4/15/33 (e)	2,016,589	2,023,472
Series 2003-HE7 Class A3, 1.46% 12/15/33 (e)	2,808,671	2,817,434
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.55% 2/28/44 (e)	2,388,919	2,394,611
Capital One Master Trust:
Series 2001-1 Class B, 1.61% 12/15/10 (e)	2,130,000	2,147,555
Series 2001-8A Class B, 1.65% 8/17/09 (e)	3,015,000	3,042,401
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.78% 7/15/08 (e)	875,000	880,205
Series 2003-2B Class B2, 3.5% 2/17/09	1,860,000	1,881,691
Series 2003-A4 Class A4, 3.65% 7/15/11	860,000	848,495
Series 2003-B1 Class B1, 2.27% 2/17/09 (e)	3,535,000	3,598,171
Series 2003-B4 Class B4, 1.9% 7/15/11 (e)	1,680,000	1,713,959
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3% 10/25/33 (e)	824,992	851,020
Chase Credit Card Master Trust Series 2003-6 Class B, 1.45% 2/15/11 (e)	2,435,000	2,453,545
Chase Credit Card Owner Trust Series 2004-1 Class B, 1.3% 5/15/09 (e)	1,020,000	1,019,999
Chase Manhattan Auto Owner Trust Series 2001-A Class CTFS, 5.06% 2/15/08	190,817	194,303
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 1.79% 10/15/07 (e)	3,500,000	3,511,442
Series 2002-B1 Class B1, 1.44% 6/25/09 (e)	2,175,000	2,183,506
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 1.6% 5/25/34 (e)	$ 1,275,000	$ 1,273,805
Series 2004-3 Class M1, 1.6% 6/25/34 (e)	350,000	349,672
Discover Card Master Trust I Series 2001-6 Class A, 5.75% 12/15/08	8,000,000	8,501,333
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 1.78% 11/25/33 (e)	300,000	303,047
Class M2, 2.85% 11/25/33 (e)	200,000	201,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 1.65% 3/25/34 (e)	100,000	99,766
Class M4, 2% 3/25/34 (e)	75,000	74,824
Class M6, 2.35% 3/25/34 (e)	100,000	99,766
Fleet Credit Card Master Trust II Series 2001-C Class A, 3.86% 3/15/07	2,605,000	2,628,068
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	560,000	564,982
Fremont Home Loan Trust Series 2004-A:
Class M1, 1.65% 1/25/34 (e)	1,100,000	1,097,647
Class M2, 2.25% 1/25/34 (e)	1,275,000	1,272,351
GSAMP Trust Series 2004-FM2:
Class M1, 1.6% 1/25/34 (e)	750,000	750,000
Class M2, 2.2% 1/25/34 (e)	400,000	400,000
Class M3, 2.4% 1/25/34 (e)	400,000	399,999
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.48% 8/25/33 (e)	401,512	402,965
Class M1, 1.98% 8/25/33 (e)	765,000	776,679
Series 2003-4:
Class M1, 1.9% 10/25/33 (e)	1,045,000	1,058,126
Class M2, 3% 10/25/33 (e)	1,240,000	1,260,004
Series 2003-5N Class A, 7.5% 1/27/34 (a)	168,830	169,674
Series 2004-3:
Class M2, 2.29% 8/25/34 (b)(e)	535,000	535,000
Class M3, 2.54% 8/25/34 (b)(e)	225,000	225,000
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	307,517	307,517
Series 2003-2N Class A, 8% 9/27/33 (a)	520,107	522,707
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 1.85% 7/25/33 (e)	2,460,000	2,485,348
Class M2, 2.95% 7/25/33 (e)	1,260,000	1,296,254
MBNA Credit Card Master Note Trust:
Series 2003-B3 Class B3, 1.475% 1/18/11 (e)	1,685,000	1,691,048
Series 2003-B5 Class B5, 1.47% 2/15/11 (e)	2,360,000	2,378,326
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 1.6% 7/25/34 (e)	$ 500,000	$ 498,828
Class M2, 1.65% 7/25/34 (e)	100,000	99,766
Class M3, 2.05% 7/25/34 (e)	200,000	199,531
Class M4, 2.2% 7/25/34 (e)	125,000	124,707
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 2.2% 12/27/32 (e)	460,000	468,985
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	11,693	11,767
Series 2003-HE1 Class M2, 3% 5/25/33 (e)	1,450,000	1,471,967
Series 2003-NC8 Class M1, 1.8% 9/25/33 (e)	665,000	667,632
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.1% 1/25/32 (e)	1,350,000	1,374,049
Series 2002-NC1 Class M1, 1.9% 2/25/32 (a)(e)	865,000	874,504
Series 2002-NC3 Class M1, 1.82% 8/25/32 (e)	375,000	379,045
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (a)	129,792	130,076
Series 2003-NC2 Class M2, 3.1% 2/25/33 (e)	710,000	729,145
Morgan Stanley Dean Witter Capital I, Inc. Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	354,871	356,423
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.53% 1/25/33 (e)	1,696,758	1,700,510
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	10,000,000	9,998,128
NovaStar Home Equity Loan Series 2004-1:
Class M1, 1.55% 6/25/34 (e)	350,000	350,602
Class M4, 2.075% 6/25/34 (e)	585,000	586,280
Residential Asset Mortgage Products, Inc. Series 2003-RP2 Class A1, 1.54% 9/25/33 (a)(e)	2,112,531	2,118,679
Sears Credit Account Master Trust II:
Series 1996-3 Class A, 7% 7/15/08	637,500	641,990
Series 1999-1 Class A, 5.65% 3/17/09	916,667	933,538
Series 2002-4 Class A, 1.23% 8/18/09 (e)	2,700,000	2,703,863
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.07% 6/15/33 (e)	1,190,000	1,192,278
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.55% 3/15/11 (a)(e)	2,320,000	2,323,625
West Penn Funding LLC Series 1999-A Class A3, 6.81% 9/25/08	3,881,959	4,090,139
TOTAL ASSET-BACKED SECURITIES (Cost $114,244,886)		116,044,029
Collateralized Mortgage Obligations - 6.0%
	Principal Amount	Value (Note 1)
Private Sponsor - 4.1%
Banc America Mortgage Securities, Inc. Series 2004-D:
Class 1A1, 3.6188% 5/25/34 (e)	$ 3,210,000	$ 3,202,978
Class 2A2, 4.2236% 5/25/34 (e)	3,210,000	3,205,737
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.4069% 12/25/33 (e)	890,103	897,165
Class 2A1, 4.2457% 12/25/33 (e)	2,136,922	2,138,675
Series 2003-L Class 2A1, 4.0764% 1/25/34 (e)	3,954,965	3,929,293
Series 2004-B:
Class 1A1, 3.4996% 3/25/34 (e)	1,874,930	1,878,446
Class 2A2, 4.1831% 3/25/34	1,459,971	1,458,726
Series 2004-C Class 1A1, 3.4467% 4/25/34 (e)	2,974,628	2,977,068
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 1.47% 3/25/34 (e)	1,279,532	1,276,973
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-E Class XA1, 1% 10/25/28 (e)(g)	19,179,487	300,610
Series 2003-G Class XA1, 1% 1/25/29 (g)	16,899,405	285,177
Series 2003-H Class XA1, 1% 1/25/29 (a)(g)	14,722,274	250,739
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,695,434	5,937,490
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 2.65% 7/10/35 (a)(e)	2,369,107	2,407,143
Class B4, 2.85% 7/10/35 (a)(e)	1,776,831	1,805,149
Class B5, 3.45% 7/10/35 (a)(e)	1,678,118	1,709,517
Class B6, 3.95% 7/10/35 (a)(e)	789,702	804,201
Series 2003-CB1:
Class B3, 2.55% 6/10/35 (a)(e)	828,663	841,740
Class B4, 2.75% 6/10/35 (a)(e)	739,877	751,438
Class B5, 3.35% 6/10/35 (a)(e)	503,117	512,668
Class B6, 3.85% 6/10/35 (a)(e)	300,883	306,454
Series 2003-D Class B3, 2.4% 12/10/35 (a)(e)	9,945,663	9,987,378
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(g)	67,931,316	756,266
WAMU Mortgage pass thru certificates:
sequential pay Series 2002-S6 Class A25, 6% 10/25/32	1,765,596	1,795,321
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
WAMU Mortgage pass thru certificates: - continued
Series 2003-AR12 Class A5, 4.043% 2/25/34	$ 5,000,000	$ 4,988,690
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	577,220	602,289
TOTAL PRIVATE SPONSOR		55,007,331
U.S. Government Agency - 1.9%
Fannie Mae planned amortization class:
Series 1994-51 Class PH, 6.5% 1/25/23	272,304	273,947
Series 1994-81 Class PJ, 8% 7/25/23	1,962,672	1,995,363
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30	195,839	198,171
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	234,256	237,172
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 2435 Class EL, 6% 9/15/27	941,757	946,571
sequential pay Series 2473 Class VK, 6.5% 10/15/18	13,087,343	13,685,470
Series 2749 Class MZ, 5% 2/15/24	573,086	571,700
Series 2764:
Class ZA, 5% 10/15/32	230,812	229,586
Class ZB, 5% 3/15/33	388,517	386,211
Class ZC, 4.5% 3/15/19	246,669	245,204
Series 2769 Class ZA, 5% 9/15/32	362,206	360,310
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8705% 10/16/23 (e)	370,000	391,975
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class Series 2001-45 Class GC, 6.5% 10/20/30	2,020,340	2,065,679
sequential pay Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	2,836,405
TOTAL U.S. GOVERNMENT AGENCY		24,423,764
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $79,927,995)		79,431,095
Commercial Mortgage Securities - 8.2%
	Principal Amount	Value (Note 1)
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	$ 730,217	$ 773,209
Series 1997-D5 Class PS1, 1.3146% 2/14/43 (e)(g)	18,318,481	1,132,723
Banc of America Commercial Mortgage, Inc. Series 2002-2 Class XP, 2.0359% 7/11/43 (a)(e)(g)	12,355,000	957,505
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class C, 1.57% 11/15/15 (a)(e)	265,000	265,901
Class D, 1.65% 11/15/15 (a)(e)	410,000	411,554
Class F, 2% 11/15/15 (a)(e)	295,000	298,538
Class H, 2.5% 11/15/15 (a)(e)	265,000	268,313
Class J, 3.05% 11/15/15 (a)(e)	275,000	279,361
Class K, 3.7% 11/15/15 (a)(e)	245,000	246,292
Bayview Commercial Asset Trust floater Series 2004-1:
Class A, 1.46% 4/25/34 (a)(e)	1,890,327	1,890,327
Class B, 3% 4/25/34 (a)(e)	198,982	198,982
Class M1, 1.66% 4/25/34 (a)(e)	198,982	198,982
Class M2, 2.3% 4/25/34 (a)(e)	99,491	99,491
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2003-BA1A Class A1, 1.38% 4/14/15 (a)(e)	3,710,655	3,709,483
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.0658% 2/12/16 (a)(e)	980,000	1,050,118
COMM floater:
Series 2001-FL5A:
Class A2, 1.65% 11/15/13 (a)(e)	369,320	369,331
Class D, 2.35% 11/15/13 (a)(e)	2,200,000	2,201,050
Series 2002-FL7:
Class A2, 1.45% 11/15/14 (a)(e)	1,905,000	1,904,704
Class D, 1.67% 11/15/14 (a)(e)	600,000	599,503
Commercial Mortgage Asset Trust sequential pay Series 1999-C2 Class A1, 7.285% 11/17/32	2,564,823	2,790,335
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	1,359,075	1,421,720
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	1,245,000	1,352,474
Series 1998-C1 Class A1B, 6.48% 5/17/40	2,885,000	3,139,311
Series 1999-C1 Class A2, 7.29% 9/15/41	7,550,000	8,535,198
Series 2000-C1 Class A1, 7.325% 4/15/62	1,595,422	1,726,336
Series 2001-CK3 Class A2, 6.04% 6/15/34	2,050,000	2,164,332
Series 1997-C2 Class D, 7.27% 1/17/35	755,000	834,276
Series 2001-CK6 Class AX, 0.645% 9/15/18 (g)	35,232,334	1,372,194
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.: - continued
Series 2003-TFLA Class G, 1.9376% 4/15/13 (a)(e)	$ 520,000	$ 508,420
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	610,000	631,555
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	4,500,000	4,884,701
Series 2000-CF1 Class A1A, 7.45% 6/10/33	1,572,855	1,667,815
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	1,500,000	1,619,725
Series 174 Class C1, 7.52% 5/15/06 (a)	1,000,000	1,084,079
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.5342% 5/15/33 (a)(e)(g)	23,761,171	985,015
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.1954% 11/10/38 (e)(g)	15,694,700	844,389
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (a)	4,897,102	5,092,852
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	2,030,000	1,962,167
Series 2003-36 Class C, 4.254% 2/16/31	1,685,000	1,638,581
Series 2003-47 Class C, 4.227% 10/16/27	3,015,000	2,934,250
Series 2003-47 Class XA, 0.0215% 6/16/43 (e)(g)	9,457,479	461,422
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	2,180,000	2,361,846
Series 2003-C1 Class A2A, 3.59% 1/10/40	1,560,000	1,546,880
Series 2001-LIBA Class C, 6.733% 2/14/16 (a)	815,000	887,847
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	2,320,094	2,520,131
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	1,504,696	1,627,124
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1 Class X2, 1.2011% 1/15/38 (e)(g)	5,195,000	266,076
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C10 Class A1, 7.1075% 8/15/32	1,225,654	1,325,103
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2000-C3 Class A1, 7.95% 7/15/09	2,547,388	2,796,025
Series 2004-C1 Class XCP, 1.0545% 1/15/36 (a)(e)(g)	16,255,000	812,019
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (a)	$ 4,000,000	$ 3,726,250
Morgan Stanley Capital I, Inc.:
sequential pay Series 1997-HF1 Class A2, 7.27% 7/15/29 (a)	2,387,357	2,567,077
Series 2004-TOP13, Class X2, 1.2196% 9/13/45 (a)(e)(g)	10,975,000	567,071
Morgan Stanley Dean Witter Capital I Trust sequential pay Series 2001-PPM Class A2, 6.4% 2/15/31	3,107,577	3,346,778
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	1,271,226	1,363,331
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	2,500,000	2,703,586
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (a)	3,675,000	3,862,998
Class C4, 6.893% 5/15/16 (a)	8,000,000	8,699,533
Wachovia Bank Commercial Mortgage Trust:
sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	4,050,000	3,995,956
Series 2004-C10 Class XP, 1.025% 2/15/41 (a)(e)(g)	7,475,000	365,403
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $107,570,834)		109,847,548
Foreign Government and Government Agency Obligations - 1.4%

Chilean Republic:
5.5% 1/15/13	1,655,000	1,665,261
5.625% 7/23/07	1,210,000	1,278,819
7.125% 1/11/12	2,900,000	3,246,188
Quebec Province yankee 6.5% 1/17/06	2,000,000	2,128,036
State of Israel 4.625% 6/15/13	480,000	444,600
United Mexican States:
4.625% 10/8/08	4,030,000	4,009,850
7.5% 1/14/12	3,650,000	4,005,875
8% 9/24/22	2,000,000	2,110,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $17,854,907)		18,888,629
Fixed-Income Funds - 11.2%
	Shares	Value (Note 1)
Fidelity Ultra-Short Central Fund (f) (Cost $148,493,868)	1,496,000	$ 149,076,390
Cash Equivalents - 5.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.05%, dated 4/30/04 due 5/3/04) (Cost $76,833,000)	$ 76,839,723	76,833,000
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $1,380,126,598)		1,399,288,244
NET OTHER ASSETS - (5.1)%		(68,137,772)
NET ASSETS - 100%		$ 1,331,150,472
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
20 Eurodollar 90 Day Index Contracts	March 2005	$ 19,866,250	$ 106,130
20 Eurodollar 90 Day Index Contracts	June 2005	19,843,500	90,880
41 Eurodollar 90 Day Index Contracts	Sept. 2005	40,639,713	111,067
87 Eurodollar 90 Day Index Contracts	Dec. 2005	86,163,713	179,053
57 Eurodollar 90 Day Index Contracts	March 2006	56,414,325	117,257
65 Eurodollar 90 Day Index Contracts	June 2006	64,293,938	61,210
65 Eurodollar 90 Day Index Contracts	Sept. 2006	64,259,813	55,848
95 Eurodollar 90 Day Index Contracts	Dec. 2006	93,870,688	41,468
65 Eurodollar 90 Day Index Contracts	March 2007	64,200,500	38,885
60 Eurodollar 90 Day Index Contracts	June 2007	59,238,750	97,890
			899,688
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swap
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Devon Energy Corp., par value of the notional amount of Devon Energy Corp. 7.95% 4/15/32	June 2006	$ 900,000	$ 623
Receive quarterly notional amount multiplied by .53% and pay Deutsche Bank upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	1,400,000	7,161
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc., upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	1,000,000	2,813
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.12% 7/25/35	August 2007	490,000	6,424
Receive quarterly notional amount multiplied by 1.38% and pay Merrill Lynch, Inc. upon default event of Bombardier, Inc., par value of the notional amount of Bombardier, Inc. 6.75% 5/1/12	March 2009	300,000	(1,935)
Receive quarterly notional amount multiplied by 1.4% and pay Merrill Lynch, Inc. upon default event of Bombardier, Inc., par value of the notional amount of Bombardier, Inc. 6.75% 5/1/12	March 2009	900,000	(4,977)
TOTAL CREDIT DEFAULT SWAP		4,990,000	10,109
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	14,440,000	(39,679)
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	12,300,000	(36,105)
Swap Agreements - continued
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap - continued
Receive quarterly a fixed rate equal to 3.857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2008	$ 12,000,000	$ (154,484)
Receive quarterly a fixed rate equal to 4.6775% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	April 2010	9,145,000	(72,011)
TOTAL INTEREST RATE SWAP		47,885,000	(302,279)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	2,700,000	(131,877)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	August 2004	2,945,000	(96,669)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	2,600,000	(79,695)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	2,100,000	(9,071)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 75 basis points with Bank of America	May 2004	2,700,000	(81,231)
Swap Agreements - continued
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Total Return Swap - continued

Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America

	July 2004	$ 2,700,000	$ (65,682)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	5,400,000	(17,740)
TOTAL RETURN SWAP		21,145,000	(481,965)
		$ 74,020,000	$ (774,135)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $143,129,963 or 10.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $489,816.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $262,851.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.9%
Cayman Islands	2.1%
Netherlands	1.4%
Mexico	1.1%
United Kingdom	1.1%
Canada	1.1%
Chile	1.0%
Others (individually less than 1%)	2.3%
100.0%

Purchases and sales of securities, other than short-term securities, aggregated $766,961,423 and $805,016,090, respectively, of which long-term U.S. government and government agency obligations aggregated $550,522,275 and $633,448,547, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $76,833,000) (cost $1,380,126,598) - See accompanying schedule		$ 1,399,288,244
Cash		93,094
Receivable for investments sold		1,443,087
Receivable for fund shares sold		3,761,074
Interest receivable		12,456,583
Receivable for daily variation on futures contracts		77,050
Prepaid expenses		4,940
Receivable from investment adviser for expense reductions		4,757
Total assets		1,417,128,829

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 80,754,014
Payable for fund shares redeemed	2,970,884
Distributions payable	331,965
Unrealized loss on swap agreements	774,135
Accrued management fee	474,471
Distribution fees payable	349,636
Other affiliated payables	290,064
Other payables and accrued expenses	33,188
Total liabilities		85,978,357

Net Assets		$ 1,331,150,472
Net Assets consist of:
Paid in capital		$ 1,298,472,037
Undistributed net investment income		4,028,919
Accumulated undistributed net realized gain (loss) on investments		9,362,317
Net unrealized appreciation (depreciation) on investments		19,287,199
Net Assets		$ 1,331,150,472

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($174,213,333 ÷ 15,600,580 shares)	$ 11.17

Maximum offering price per share (100/96.25 of $11.17)	$ 11.61
Class T: Net Asset Value and redemption price per share ($685,411,772 ÷ 61,351,550 shares)	$ 11.17

Maximum offering price per share (100/97.25 of $11.17)	$ 11.49
Class B: Net Asset Value and offering price per share ($129,898,926 ÷ 11,642,394 shares) A	$ 11.16

Class C: Net Asset Value and offering price per share ($99,285,091 ÷ 8,904,691 shares) A	$ 11.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($242,341,350 ÷ 21,663,278 shares)	$ 11.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Interest		$ 28,447,906
Security lending		925
Total income		28,448,831

Expenses
Management fee	$ 2,830,581
Transfer agent fees	1,444,370
Distribution fees	2,187,972
Accounting and security lending fees	227,881
Non-interested trustees' compensation	4,194
Custodian fees and expenses	26,884
Registration fees	86,793
Audit	30,215
Legal	5,063
Miscellaneous	9,008
Total expenses before reductions	6,852,961
Expense reductions	(17,212)	6,835,749
Net investment income (loss)		21,613,082
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	11,426,628
Swap agreements	661,648
Total net realized gain (loss)		12,088,276
Change in net unrealized appreciation (depreciation) on: Investment securities	(17,309,906)
Futures contracts	14,726
Swap agreements	(951,470)
Total change in net unrealized appreciation (depreciation)		(18,246,650)
Net gain (loss)		(6,158,374)
Net increase (decrease) in net assets resulting from operations		$ 15,454,708

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,613,082	$ 46,478,120
Net realized gain (loss)	12,088,276	24,355,364
Change in net unrealized appreciation (depreciation)	(18,246,650)	2,572,375
Net increase (decrease) in net assets resulting from operations	15,454,708	73,405,859
Distributions to shareholders from net investment income	(21,631,476)	(45,500,193)
Distributions to shareholders from net realized gain	(11,495,156)	-
Total distributions	(33,126,632)	(45,500,193)
Share transactions - net increase (decrease)	47,009,811	65,287,174
Total increase (decrease) in net assets	29,337,887	93,192,840

Net Assets
Beginning of period	1,301,812,585	1,208,619,745
End of period (including undistributed net investment income of $4,028,919 and undistributed net investment income of $4,047,313, respectively)	$ 1,331,150,472	$ 1,301,812,585

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 11.06	$ 11.01	$ 10.30	$ 10.30	$ 10.77
Income from Investment Operations
Net investment income (loss)E	.195	.420	.521G	.619	.629	.580
Net realized and unrealized gain (loss)	(.050)	.254	.055G	.713	(.002)	(.474)
Total from investment operations	.145	.674	.576	1.332	.627	.106
Distributions from net investment income	(.195)	(.414)	(.526)	(.622)	(.627)	(.576)
Distributions from net realized gain	(.100)	-	-	-	-	-
Total distributions	(.295)	(.414)	(.526)	(.622)	(.627)	(.576)
Net asset value, end of period	$ 11.17	$ 11.32	$ 11.06	$ 11.01	$ 10.30	$ 10.30
Total ReturnB,C,D	1.28%	6.16%	5.44%	13.28%	6.32%	1.00%
Ratios to Average Net AssetsF
Expenses before expense reductions	.85%A	.81%	.83%	.83%	.84%	.87%
Expenses net of voluntary waivers, if any	.85%A	.81%	.83%	.83%	.84%	.87%
Expenses net of all reductions	.85%A	.81%	.82%	.82%	.84%	.86%
Net investment income (loss)	3.46%A	3.72%	4.82%G	5.82%	6.20%	5.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 174,213	$ 166,701	$ 133,236	$ 92,027	$ 48,177	$ 22,628
Portfolio turnover rate	115%A	108%	121%	112%	153%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 11.06	$ 11.02	$ 10.31	$ 10.31	$ 10.77
Income from Investment Operations
Net investment income (loss)E	.189	.408	.508G	.603	.620	.576
Net realized and unrealized gain (loss)	(.050)	.253	.044G	.713	(.006)	(.473)
Total from investment operations	.139	.661	.552	1.316	.614	.103
Distributions from net investment income	(.189)	(.401)	(.512)	(.606)	(.614)	(.563)
Distributions from net realized gain	(.100)	-	-	-	-	-
Total distributions	(.289)	(.401)	(.512)	(.606)	(.614)	(.563)
Net asset value, end of period	$ 11.17	$ 11.32	$ 11.06	$ 11.02	$ 10.31	$ 10.31
Total ReturnB,C,D	1.23%	6.03%	5.21%	13.11%	6.18%	.98%
Ratios to Average Net AssetsF
Expenses before expense reductions	.95%A	.93%	.95%	.97%	.97%	.97%
Expenses net of voluntary waivers, if any	.95%A	.93%	.95%	.97%	.97%	.97%
Expenses net of all reductions	.95%A	.93%	.95%	.97%	.97%	.97%
Net investment income (loss)	3.35%A	3.60%	4.70%G	5.67%	6.07%	5.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 685,412	$ 711,263	$ 684,618	$ 546,276	$ 313,887	$ 315,350
Portfolio turnover rate	115%A	108%	121%	112%	153%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 11.05	$ 11.01	$ 10.30	$ 10.30	$ 10.76
Income from Investment Operations
Net investment income (loss)E	.150	.331	.436G	.534	.553	.506
Net realized and unrealized gain (loss)	(.050)	.253	.044G	.713	(.006)	(.467)
Total from investment operations	.100	.584	.480	1.247	.547	.039
Distributions from net investment income	(.150)	(.324)	(.440)	(.537)	(.547)	(.499)
Distributions from net realized gain	(.100)	-	-	-	-	-
Total distributions	(.250)	(.324)	(.440)	(.537)	(.547)	(.499)
Net asset value, end of period	$ 11.16	$ 11.31	$ 11.05	$ 11.01	$ 10.30	$ 10.30
Total ReturnB,C,D	.88%	5.32%	4.52%	12.40%	5.50%	.37%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.67%A	1.60%	1.61%	1.62%	1.62%	1.61%
Expenses net of voluntary waivers, if any	1.65%A	1.60%	1.61%	1.62%	1.62%	1.61%
Expenses net of all reductions	1.65%A	1.60%	1.61%	1.62%	1.62%	1.61%
Net investment income (loss)	2.66%A	2.92%	4.03%G	5.02%	5.42%	4.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 129,899	$ 154,697	$ 178,062	$ 113,424	$ 63,584	$ 64,532
Portfolio turnover rate	115%A	108%	121%	112%	153%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.30	$ 11.04	$ 11.00	$ 10.29	$ 10.29	$ 10.76
Income from Investment Operations
Net investment income (loss)E	.147	.322	.428G	.525	.545	.492
Net realized and unrealized gain (loss)	(.050)	.254	.044G	.716	(.005)	(.472)
Total from investment operations	.097	.576	.472	1.241	.540	.020
Distributions from net investment income	(.147)	(.316)	(.432)	(.531)	(.540)	(.490)
Distributions from net realized gain	(.100)	-	-	-	-	-
Total distributions	(.247)	(.316)	(.432)	(.531)	(.540)	(.490)
Net asset value, end of period	$ 11.15	$ 11.30	$ 11.04	$ 11.00	$ 10.29	$ 10.29
Total ReturnB,C,D	.85%	5.26%	4.45%	12.34%	5.42%	.19%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.70%A	1.67%	1.68%	1.69%	1.69%	1.71%
Expenses net of voluntary waivers, if any	1.70%A	1.67%	1.68%	1.69%	1.69%	1.71%
Expenses net of all reductions	1.70%A	1.67%	1.68%	1.69%	1.69%	1.71%
Net investment income (loss)	2.60%A	2.86%	3.96%G	4.96%	5.35%	4.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,285	$ 113,849	$ 98,158	$ 63,538	$ 20,530	$ 17,099
Portfolio turnover rate	115%A	108%	121%	112%	153%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.08	$ 11.03	$ 10.32	$ 10.31	$ 10.78
Income from Investment Operations
Net investment income (loss)D	.203	.437	.539F	.638	.656	.610
Net realized and unrealized gain (loss)	(.049)	.254	.053F	.711	(.002)	(.485)
Total from investment operations	.154	.691	.592	1.349	.654	.125
Distributions from net investment income	(.204)	(.431)	(.542)	(.639)	(.644)	(.595)
Distributions from net realized gain	(.100)	-	-	-	-	-
Total distributions	(.304)	(.431)	(.542)	(.639)	(.644)	(.595)
Net asset value, end of period	$ 11.19	$ 11.34	$ 11.08	$ 11.03	$ 10.32	$ 10.31
Total ReturnB,C	1.36%	6.30%	5.59%	13.45%	6.59%	1.19%
Ratios to Average Net AssetsE
Expenses before expense reductions	.69%A	.66%	.67%	.66%	.65%	.66%
Expenses net of voluntary waivers, if any	.69%A	.66%	.67%	.66%	.65%	.66%
Expenses net of all reductions	.69%A	.66%	.67%	.66%	.65%	.66%
Net investment income (loss)	3.61%A	3.87%	4.97%F	5.98%	6.39%	5.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 242,341	$ 155,302	$ 114,546	$ 91,168	$ 88,350	$ 157,131
Portfolio turnover rate	115%A	108%	121%	112%	153%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 32,742,334
Unrealized depreciation	(11,367,019)
Net unrealized appreciation (depreciation)	$ 21,375,315
Cost for federal income tax purposes	$ 1,377,912,929

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

2. Operating Policies - continued

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 128,564	$ 1,173
Class T	0%	.25%	881,156	12,460
Class B	.65%	.25%	642,657	465,115
Class C	.75%	.25%	535,595	112,492
			$ 2,187,972	$ 591,240

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 49,032
Class T	12,020
Class B*	161,461
Class C*	15,116
$ 237,629

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 178,412.21
Class T	749,960.21
Class B	196,977.28
Class C	112,040.21
Institutional Class	206,981.21
	$ 1,444,370

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,184,757 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending - continued

the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.65%	$ 13,887

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,823. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,502

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 2,950,454	$ 6,007,552
Class T	11,775,169	26,063,302
Class B	1,897,882	5,170,345
Class C	1,395,533	3,124,274
Institutional Class	3,612,438	5,134,720
Total	$ 21,631,476	$ 45,500,193
From net realized gain
Class A	$ 1,464,510	$ -
Class T	6,264,742	-
Class B	1,325,877	-
Class C	978,409	-
Institutional Class	1,461,618	-
Total	$ 11,495,156	$ -

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	3,430,721	10,510,963	$ 38,909,260	$ 119,339,179
Reinvestment of distributions	350,664	465,922	3,964,720	5,276,440
Shares redeemed	(2,913,391)	(8,293,215)	(33,050,754)	(93,804,272)
Net increase (decrease)	867,994	2,683,670	$ 9,823,226	$ 30,811,347
Class T
Shares sold	12,558,986	33,381,968	$ 142,533,375	$ 377,422,827
Reinvestment of distributions	1,516,514	2,175,248	17,153,725	24,637,768
Shares redeemed	(15,556,626)	(34,611,992)	(176,480,410)	(391,598,532)
Net increase (decrease)	(1,481,126)	945,224	$ (16,793,310)	$ 10,462,063
Class B
Shares sold	747,983	5,268,992	$ 8,479,899	$ 59,474,046
Reinvestment of distributions	225,786	351,056	2,549,384	3,970,085
Shares redeemed	(3,014,555)	(8,053,311)	(34,143,083)	(90,955,890)
Net increase (decrease)	(2,040,786)	(2,433,263)	$ (23,113,800)	$ (27,511,759)
Class C
Shares sold	1,064,274	5,050,415	$ 12,054,414	$ 57,002,414
Reinvestment of distributions	171,665	219,498	1,937,507	2,481,384
Shares redeemed	(2,408,155)	(4,082,715)	(27,259,040)	(46,050,425)
Net increase (decrease)	(1,172,216)	1,187,198	$ (13,267,119)	$ 13,433,373
Institutional Class
Shares sold	10,384,911	6,597,666	$ 117,875,237	$ 74,769,322
Reinvestment of distributions	369,380	328,037	4,184,232	3,720,880
Shares redeemed	(2,791,658)	(3,566,218)	(31,698,655)	(40,398,052)
Net increase (decrease)	7,962,633	3,359,485	$ 90,360,814	$ 38,092,150

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LTBI-USAN-0604
1.784889.101

Fidelity® Advisor

Intermediate Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
U.S. Government and U.S. Government Agency Obligations 26.2%	U.S. Government and U.S. Government Agency Obligations 32.2%
AAA 14.7%	AAA 15.8%
AA 5.8%	AA 6.3%
A 22.2%	A 19.6%
BBB 25.6%	BBB 23.3%
BB and Below 1.4%	BB and Below 2.0%
Not Rated 0.4%	Not Rated 1.5%
Short-Term Investments and Net Other Assets 3.7%	Short-Term Investments and Net Other Assets(dagger) (0.7)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of April 30, 2004
6 months ago
Years	4.4	4.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2004
6 months ago
Years	3.8	3.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2004 *	As of October 31, 2003 **
Corporate Bonds 42.5%	Corporate Bonds 42.4%
U.S. Government and U.S. Government Agency Obligations 26.2%	U.S. Government and U.S. Government Agency Obligations 32.2%
Asset-Backed Securities 12.9%	Asset-Backed Securities 13.4%
CMOs and Other Mortgage Related Securities 13.3%	CMOs and Other Mortgage Related Securities 10.7%
Municipal Bonds 0.0%	Municipal Bonds 0.1%
Other Investments 1.4%	Other Investments 1.9%
Short-Term Investments and Net Other Assets 3.7%	Short-Term Investments and Net Other Assets(dagger) (0.7)%

* Foreign investments	10.1%	** Foreign investments	9.2%
* Futures and Swaps	9.8%	** Futures and Swaps	9.2%

(dagger)Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 41.9%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 4.1%
Auto Components - 0.7%
DaimlerChrysler NA Holding Corp.:
4.75% 1/15/08	$ 2,400,000	$ 2,434,738
6.4% 5/15/06	1,000,000	1,063,959
6.9% 9/1/04	1,500,000	1,523,289
7.2% 9/1/09	680,000	747,823
7.4% 1/20/05	800,000	830,509
7.75% 6/15/05	2,100,000	2,227,821
		8,828,139
Automobiles - 0.1%
General Motors Corp. 7.2% 1/15/11	2,000,000	2,126,700
Media - 3.1%
AOL Time Warner, Inc.:
6.125% 4/15/06	2,400,000	2,545,262
6.75% 4/15/11	1,700,000	1,849,717
6.875% 5/1/12	4,300,000	4,701,018
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	2,000,000	2,192,270
Clear Channel Communications, Inc.:
5.75% 1/15/13	700,000	715,735
7.65% 9/15/10	5,185,000	5,924,739
Continental Cablevision, Inc. 8.3% 5/15/06	6,520,000	7,183,984
Cox Communications, Inc.:
7.125% 10/1/12	1,235,000	1,367,664
7.5% 8/15/04	1,850,000	1,879,674
7.75% 8/15/06	1,450,000	1,600,255
Hearst-Argyle Television, Inc. 7% 11/15/07	1,000,000	1,086,023
Liberty Media Corp. 5.7% 5/15/13	1,900,000	1,899,827
News America Holdings, Inc. 7.375% 10/17/08	2,000,000	2,235,490
News America, Inc.:
4.75% 3/15/10	2,000,000	1,999,816
6.625% 1/9/08	1,700,000	1,855,239
Walt Disney Co. 5.375% 6/1/07	2,000,000	2,098,592
		41,135,305
Specialty Retail - 0.2%
Boise Cascade Corp. 7.5% 2/1/08	2,175,000	2,338,329
TOTAL CONSUMER DISCRETIONARY		54,428,473
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - 2.2%
Beverages - 0.3%
Miller Brewing Co. 4.25% 8/15/08 (a)	$ 3,740,000	$ 3,752,866
Food & Staples Retailing - 1.1%
Fred Meyer, Inc. 7.375% 3/1/05	10,359,000	10,814,610
Safeway, Inc. 6.5% 3/1/11	4,000,000	4,305,756
		15,120,366
Food Products - 0.0%
Kraft Foods, Inc. 5.25% 6/1/07	330,000	346,762
Tobacco - 0.8%
Altria Group, Inc. 7% 11/4/13	2,380,000	2,533,498
Philip Morris Companies, Inc.:
7.2% 2/1/07	2,000,000	2,156,526
7.65% 7/1/08	4,635,000	5,115,770
		9,805,794
TOTAL CONSUMER STAPLES		29,025,788
ENERGY - 1.4%
Energy Equipment & Services - 0.7%
Cooper Cameron Corp. 2.65% 4/15/07	1,555,000	1,519,103
Kinder Morgan, Inc. 6.5% 9/1/12	5,730,000	6,167,388
Weatherford International Ltd. 4.95% 10/15/13	1,300,000	1,257,120
		8,943,611
Oil & Gas - 0.7%
Anadarko Petroleum Corp. 5% 10/1/12	1,600,000	1,583,714
Duke Energy Field Services LLC 7.875% 8/16/10	3,250,000	3,757,052
EnCana Corp. 4.75% 10/15/13	1,040,000	999,314
Union Pacific Resources Group, Inc. 7% 10/15/06	2,700,000	2,950,036
		9,290,116
TOTAL ENERGY		18,233,727
FINANCIALS - 22.3%
Capital Markets - 2.5%
Amvescap PLC:
5.9% 1/15/07	665,000	709,489
yankee 6.6% 5/15/05	3,490,000	3,631,715
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	1,300,000	1,259,454
4.25% 9/4/12 (e)	1,510,000	1,517,659
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
BankAmerica Corp. 5.875% 2/15/09	$ 575,000	$ 618,188
Goldman Sachs Group, Inc.:
4.125% 1/15/08	4,550,000	4,611,780
6.6% 1/15/12	3,000,000	3,285,018
J.P. Morgan Chase & Co.:
4% 2/1/08	1,125,000	1,134,828
4.875% 3/15/14	2,190,000	2,094,354
Legg Mason, Inc. 6.75% 7/2/08	3,710,000	4,063,270
Lehman Brothers Holdings, Inc. 7% 2/1/08	2,400,000	2,673,254
Merrill Lynch & Co., Inc. 6.15% 1/26/06	625,000	667,089
Morgan Stanley 4.75% 4/1/14	8,035,000	7,507,020
		33,773,118
Commercial Banks - 2.8%
Bank of America Corp.:
4.75% 10/15/06	985,000	1,026,813
6.25% 4/15/12	840,000	913,351
7.125% 9/15/06	2,000,000	2,189,900
BB&T Corp. 4.75% 10/1/12	2,000,000	1,965,922
Chase Manhattan Corp. 6.375% 4/1/08	360,000	392,194
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	685,000	674,430
5.25% 2/10/14 (a)	2,565,000	2,521,287
Fleet Financial Group, Inc. 7.125% 4/15/06	2,240,000	2,431,392
FleetBoston Financial Corp.:
3.85% 2/15/08	1,000,000	1,005,337
7.25% 9/15/05	1,315,000	1,404,100
Korea Development Bank:
3.875% 3/2/09	2,600,000	2,528,666
5.75% 9/10/13	5,315,000	5,430,144
Mellon Bank NA, Pittsburgh 7.375% 5/15/07	1,800,000	2,026,028
Mercantile Bancorp, Inc. 7.3% 6/15/07	835,000	940,025
PNC Funding Corp. 5.75% 8/1/06	5,215,000	5,534,998
Popular North America, Inc. 6.125% 10/15/06	1,295,000	1,385,871
U.S. Bank NA, Minnesota 5.7% 12/15/08	2,000,000	2,138,516
Wachovia Corp. 4.875% 2/15/14	2,600,000	2,512,424
		37,021,398
Consumer Finance - 5.3%
American General Finance Corp.:
2.75% 6/15/08	65,000	62,053
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
American General Finance Corp.: - continued
4% 3/15/11	$ 3,020,000	$ 2,882,161
5.375% 10/1/12	3,050,000	3,101,652
Capital One Bank:
4.875% 5/15/08	2,170,000	2,218,326
6.5% 7/30/04	2,000,000	2,023,896
6.5% 6/13/13	2,315,000	2,414,577
Ford Motor Credit Co.:
6.5% 1/25/07	300,000	318,134
7% 10/1/13	2,000,000	2,056,860
7.375% 10/28/09	11,915,000	12,879,746
General Motors Acceptance Corp.:
6.125% 2/1/07	910,000	960,591
6.125% 8/28/07	910,000	961,604
6.75% 1/15/06	8,310,000	8,799,501
6.875% 9/15/11	6,415,000	6,733,255
7.75% 1/19/10	2,060,000	2,265,732
Household Finance Corp.:
5.875% 2/1/09	1,055,000	1,129,437
6.375% 11/27/12	1,595,000	1,717,550
6.5% 1/24/06	2,140,000	2,283,921
6.75% 5/15/11	3,000,000	3,321,522
7% 5/15/12	5,235,000	5,865,195
Household International, Inc. 8.875% 2/15/08	2,550,000	2,814,407
MBNA Corp. 6.25% 1/17/07	1,155,000	1,236,493
SLM Corp. 3.625% 3/17/08	3,900,000	3,880,383
		69,926,996
Diversified Financial Services - 6.7%
Alliance Capital Management LP 5.625% 8/15/06	1,495,000	1,577,016
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	1,100,000	1,184,700
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (a)	1,675,000	1,657,240
5.125% 10/1/13 (a)	1,055,000	1,041,409
CIT Group, Inc. 3.875% 11/3/08	530,000	523,355
Citigroup, Inc.:
3.5% 2/1/08	2,770,000	2,752,208
7.25% 10/1/10	3,400,000	3,883,266
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	2,020,000	1,964,011
7.92% 5/18/12	4,845,000	3,990,830
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
Deutsche Telekom International Finance BV:
5.25% 7/22/13	$ 1,635,000	$ 1,622,971
8.5% 6/15/10	5,700,000	6,734,983
Hutchison Whampoa International Ltd. 6.25% 1/24/14 (a)	2,100,000	2,061,331
International Lease Finance Corp. 4.375% 11/1/09	2,000,000	2,005,574
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	1,870,000	1,854,329
Monumental Global Funding II 3.85% 3/3/08 (a)	4,500,000	4,517,204
NiSource Finance Corp. 7.875% 11/15/10	5,575,000	6,489,830
Pemex Project Funding Master Trust:
6.125% 8/15/08	1,000,000	1,040,000
7.375% 12/15/14	3,000,000	3,135,000
7.875% 2/1/09 (e)	3,000,000	3,307,500
Petronas Capital Ltd. 7% 5/22/12 (a)	4,495,000	4,953,076
Salomon Smith Barney Holdings, Inc. 6.5% 2/15/08	2,425,000	2,662,092
Sprint Capital Corp.:
6.125% 11/15/08	2,100,000	2,248,640
8.375% 3/15/12	6,550,000	7,687,388
Telecom Italia Capital 4% 11/15/08 (a)	3,000,000	2,973,753
TIAA Global Markets, Inc. 3.875% 1/22/08 (a)	1,680,000	1,701,509
Verizon Global Funding Corp.:
7.25% 12/1/10	4,837,000	5,468,325
7.375% 9/1/12	7,135,000	8,160,949
7.75% 6/15/32	2,000,000	2,291,540
		89,490,029
Insurance - 1.5%
Aegon NV 4.75% 6/1/13	3,400,000	3,304,892
Allstate Corp. 7.875% 5/1/05	2,060,000	2,177,910
Assurant, Inc. 5.625% 2/15/14 (a)	995,000	997,279
Principal Life Global Funding I:
5.125% 6/28/07 (a)	4,000,000	4,201,852
6.25% 2/15/12 (a)	5,000,000	5,447,520
Prudential Financial, Inc. 3.75% 5/1/08	1,640,000	1,629,783
St. Paul Companies, Inc. 8.125% 4/15/10	1,750,000	2,056,525
Travelers Property Casualty Corp. 5% 3/15/13	835,000	817,487
		20,633,248
Real Estate - 2.5%
AMB Property LP 7.2% 12/15/05	2,000,000	2,154,440
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Arden Realty LP:
7% 11/15/07	$ 3,460,000	$ 3,808,643
8.875% 3/1/05	2,590,000	2,726,617
AvalonBay Communities, Inc. 5% 8/1/07	1,380,000	1,443,330
Boston Properties, Inc. 6.25% 1/15/13	2,500,000	2,640,125
BRE Properties, Inc. 5.95% 3/15/07	875,000	932,485
Camden Property Trust 5.875% 11/30/12	1,700,000	1,753,644
CarrAmerica Realty Corp. 5.25% 11/30/07	1,940,000	2,036,498
Developers Diversified Realty Corp. 4.625% 8/1/10	2,325,000	2,283,906
EOP Operating LP:
4.75% 3/15/14	2,600,000	2,424,898
7.75% 11/15/07	3,775,000	4,273,153
Gables Realty LP 5.75% 7/15/07	5,245,000	5,547,794
Healthcare Realty Trust, Inc. 5.125% 4/1/14	1,970,000	1,850,114
		33,875,647
Thrifts & Mortgage Finance - 1.0%
Abbey National PLC 6.69% 10/17/05	1,020,000	1,084,582
Countrywide Home Loans, Inc.:
3.25% 5/21/08	3,460,000	3,358,885
4% 3/22/11	3,290,000	3,105,178
6.935% 7/16/07	2,450,000	2,696,637
Independence Community Bank Corp. 3.75% 4/1/14 (e)	895,000	857,574
Washington Mutual, Inc.:
4.375% 1/15/08	1,665,000	1,692,025
4.625% 4/1/14	175,000	161,898
		12,956,779
TOTAL FINANCIALS		297,677,215
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.8%
Bombardier, Inc. 6.3% 5/1/14 (a)	715,000	705,082
Raytheon Co.:
6.15% 11/1/08	3,000,000	3,229,401
8.3% 3/1/10	5,195,000	6,131,077
		10,065,560
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	1,830,000	1,889,603
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 0.5%
Tyco International Group SA yankee:
6.125% 1/15/09	$ 2,500,000	$ 2,638,618
6.375% 6/15/05	1,750,000	1,820,406
6.75% 2/15/11	2,455,000	2,647,563
		7,106,587
Road & Rail - 0.4%
Canadian Pacific Railway Co. yankee 6.25% 10/15/11	2,700,000	2,920,968
Norfolk Southern Corp. 7.35% 5/15/07	1,900,000	2,111,556
		5,032,524
TOTAL INDUSTRIALS		24,094,274
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 1.0%
Motorola, Inc.:
7.625% 11/15/10	5,000,000	5,654,360
8% 11/1/11	6,340,000	7,343,914
		12,998,274
Computers & Peripherals - 0.6%
Hewlett-Packard Co.:
6.5% 7/1/12	3,000,000	3,312,912
7.15% 6/15/05	2,400,000	2,529,274
NCR Corp. 7.125% 6/15/09	2,270,000	2,507,758
		8,349,944
TOTAL INFORMATION TECHNOLOGY		21,348,218
MATERIALS - 1.5%
Containers & Packaging - 0.1%
Sealed Air Corp. 5.625% 7/15/13 (a)	510,000	514,506
Metals & Mining - 1.2%
Corporacion Nacional del Cobre (Codelco):
5.5% 10/15/13 (a)	2,335,000	2,327,061
6.375% 11/30/12 (a)	5,580,000	5,960,874
Falconbridge Ltd. yankee 7.35% 6/5/12	710,000	798,636
Noranda, Inc. yankee 6% 10/15/15	7,300,000	7,371,306
		16,457,877
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - 0.2%
International Paper Co.:
4.25% 1/15/09	$ 495,000	$ 491,218
5.5% 1/15/14	1,240,000	1,228,820
Weyerhaeuser Co. 7.375% 3/15/32	1,170,000	1,281,757
		3,001,795
TOTAL MATERIALS		19,974,178
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.8%
AT&T Broadband Corp. 8.375% 3/15/13	5,046,000	6,020,524
AT&T Corp. 6% 3/15/09	720,000	721,015
British Telecommunications PLC:
8.375% 12/15/10	2,835,000	3,374,464
8.875% 12/15/30	775,000	980,396
France Telecom SA 8.75% 3/1/11	3,800,000	4,492,352
Koninklijke KPN NV yankee 8% 10/1/10	5,940,000	6,947,905
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	175,000	186,441
TELUS Corp. yankee 7.5% 6/1/07	1,310,000	1,447,605
		24,170,702
Wireless Telecommunication Services - 1.1%
America Movil SA de CV:
4.125% 3/1/09 (a)	1,310,000	1,255,897
5.5% 3/1/14 (a)	3,120,000	2,919,375
AT&T Wireless Services, Inc.:
7.5% 5/1/07	5,000,000	5,552,225
7.875% 3/1/11	2,330,000	2,683,736
Cingular Wireless LLC 5.625% 12/15/06	2,000,000	2,117,516
		14,528,749
TOTAL TELECOMMUNICATION SERVICES		38,699,451
UTILITIES - 4.1%
Electric Utilities - 3.5%
Detroit Edison Co. 6.125% 10/1/10	1,440,000	1,548,835
Dominion Resources, Inc.:
6.25% 6/30/12	3,330,000	3,552,604
8.125% 6/15/10	1,625,000	1,903,242
DTE Energy Co. 7.05% 6/1/11	3,320,000	3,658,590
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Exelon Corp. 6.75% 5/1/11	$ 1,735,000	$ 1,915,350
Exelon Generation Co. LLC 5.35% 1/15/14 (a)	8,000,000	7,838,944
FirstEnergy Corp.:
5.5% 11/15/06	1,500,000	1,565,157
6.45% 11/15/11	3,235,000	3,405,805
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	4,135,000	4,274,246
Monongahela Power Co. 5% 10/1/06	1,370,000	1,388,838
Niagara Mohawk Power Corp. 8.875% 5/15/07	400,000	459,357
Oncor Electric Delivery Co.:
5% 9/1/07	2,000,000	2,094,696
6.375% 5/1/12	1,155,000	1,251,343
Pacific Gas & Electric Co.:
3.6% 3/1/09	395,000	383,156
4.8% 3/1/14	615,000	588,422
Progress Energy, Inc. 7.1% 3/1/11	1,800,000	2,006,050
PSI Energy, Inc. 6.65% 6/15/06	3,775,000	4,066,743
Public Service Co. of Colorado 7.875% 10/1/12	1,465,000	1,749,572
Southern California Edison Co. 4.65% 4/1/15	855,000	802,558
Virginia Electric & Power Co. 5.75% 3/31/06	2,000,000	2,109,668
		46,563,176
Gas Utilities - 0.3%
Kinder Morgan Energy Partners LP 5.35% 8/15/07	1,070,000	1,127,697
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	2,100,000	2,437,170
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,010,000	1,140,818
		4,705,685
Multi-Utilities & Unregulated Power - 0.3%
Constellation Energy Group, Inc. 7% 4/1/12	1,000,000	1,107,139
Williams Companies, Inc. 7.125% 9/1/11	2,175,000	2,272,875
		3,380,014
TOTAL UTILITIES		54,648,875
TOTAL NONCONVERTIBLE BONDS (Cost $543,341,097)		558,130,199
U.S. Government and Government Agency Obligations - 12.4%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 10.9%
Fannie Mae:
4.375% 7/17/13	$ 4,850,000	$ 4,578,735
4.75% 1/2/07	25,000,000	26,051,525
5.25% 8/1/12	215,000	216,814
5.5% 3/15/11	19,700,000	20,833,085
6.25% 2/1/11	735,000	796,848
6.25% 3/22/12	4,800,000	4,969,325
6.625% 9/15/09	37,000,000	41,460,709
Freddie Mac:
3.625% 9/15/08	5,532,000	5,494,322
4.5% 1/15/14	6,550,000	6,290,744
5.25% 11/5/12	1,405,000	1,389,454
5.5% 9/15/11	17,200,000	18,121,094
5.875% 3/21/11	2,655,000	2,820,128
6.625% 9/15/09	11,400,000	12,746,819
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		145,769,602
U.S. Treasury Obligations - 1.5%
U.S. Treasury Bills, yield at date of purchase 0.91% to 0.92% 5/20/04 (c)	490,000	489,816
U.S. Treasury Bonds 11.25% 2/15/15	3,825,000	5,965,057
U.S. Treasury Notes:
5% 8/15/11 (d)	7,956,000	8,364,986
6.5% 2/15/10	4,000,000	4,548,752
TOTAL U.S. TREASURY OBLIGATIONS		19,368,611
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $166,235,527)		165,138,213
U.S. Government Agency - Mortgage Securities - 9.5%

Fannie Mae - 9.2%
4% 5/1/19 (b)	4,696,788	4,514,787
4.5% 5/1/19 (b)	26,000,000	25,593,750
4.5% 5/18/19 (b)	2,000,000	1,968,750
4.5% 8/1/33 to 9/1/33	1,935,356	1,818,468
5% 5/13/34 (b)	9,000,000	8,721,563
5.5% 9/1/10 to 12/1/14	6,599,396	6,807,728
6% 5/1/16 to 4/1/17	2,711,682	2,829,995
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
6.5% 2/1/14 to 5/1/33	$ 25,481,958	$ 26,727,352
6.5% 5/1/19 (b)	12,155,546	12,865,886
6.5% 5/1/34 (b)	5,379,742	5,599,975
7% 12/1/10 to 9/1/28	790,569	840,228
7% 5/1/19 (b)	4,525	4,825
7% 5/1/34 (b)	19,000,000	20,086,563
7.5% 8/1/17 to 9/1/28	2,118,005	2,271,664
8.5% 6/1/11 to 9/1/25	257,622	281,380
9.5% 2/1/25	219,632	246,947
10.5% 8/1/20	80,324	91,920
11% 8/1/15	375,168	418,255
12.5% 12/1/13 to 4/1/15	17,717	20,408
TOTAL FANNIE MAE		121,710,444
Freddie Mac - 0.0%
8.5% 9/1/24 to 8/1/27	295,957	322,573
9.5% 1/1/17	11,008	12,318
10% 4/1/06 to 5/1/09	12,280	13,346
10.5% 5/1/21	65,953	73,128
11% 12/1/11	4,742	5,269
11.5% 10/1/15	8,743	9,925
11.75% 10/1/10	13,812	15,353
TOTAL FREDDIE MAC		451,912
Government National Mortgage Association - 0.3%
6.5% 2/15/29	929,255	971,422
7% 2/15/28 to 11/15/28	2,032,993	2,164,664
7.5% 2/15/28 to 10/15/28	33,015	35,490
8% 11/15/05 to 6/15/25	289,974	309,059
8.5% 4/15/17 to 10/15/21	217,021	241,096
11% 7/20/19 to 8/20/19	13,296	15,054
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		3,736,785
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $125,624,484)		125,899,141
Asset-Backed Securities - 8.7%
	Principal Amount	Value (Note 1)
ACE Securities Corp.:
Series 2002-HE2 Class A2A, 1.53% 8/25/32 (e)	$ 907,207	$ 909,483
Series 2003-FM1 Class M2, 2.95% 11/25/32 (e)	955,000	974,395
Series 2004-HE1:
Class M1, 1.6% 2/25/34 (e)	525,000	525,059
Class M2, 2.2% 2/25/34 (e)	600,000	600,125
American Express Credit Account Master Trust:
Series 1999-2 Class B, 6.1% 12/15/06	1,100,000	1,102,244
Series 2001-2 Class A, 5.53% 10/15/08	1,020,000	1,069,490
Series 2004-1 Class B, 1.35% 9/15/11 (e)	1,430,000	1,433,311
AmeriCredit Automobile Receivables Trust:
Series 2001-C Class A4, 5.01% 7/14/08	6,000,000	6,195,839
Series 2002-A Class A4, 4.61% 1/12/09	5,800,000	5,969,454
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 1.53% 4/25/34 (e)	300,000	300,305
Class M2, 1.58% 4/25/34 (e)	225,000	225,246
Amortizing Residential Collateral Trust Series 2002-BC3N Class B2, 7% 6/25/32 (a)	26,423	26,304
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 1.48% 4/15/33 (e)	2,016,589	2,023,472
Series 2003-HE7 Class A3, 1.46% 12/15/33 (e)	2,808,671	2,817,434
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.55% 2/28/44 (e)	2,388,919	2,394,611
Capital One Master Trust:
Series 2001-1 Class B, 1.61% 12/15/10 (e)	2,130,000	2,147,555
Series 2001-8A Class B, 1.65% 8/17/09 (e)	3,015,000	3,042,401
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.78% 7/15/08 (e)	875,000	880,205
Series 2003-2B Class B2, 3.5% 2/17/09	1,860,000	1,881,691
Series 2003-A4 Class A4, 3.65% 7/15/11	860,000	848,495
Series 2003-B1 Class B1, 2.27% 2/17/09 (e)	3,535,000	3,598,171
Series 2003-B4 Class B4, 1.9% 7/15/11 (e)	1,680,000	1,713,959
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3% 10/25/33 (e)	824,992	851,020
Chase Credit Card Master Trust Series 2003-6 Class B, 1.45% 2/15/11 (e)	2,435,000	2,453,545
Chase Credit Card Owner Trust Series 2004-1 Class B, 1.3% 5/15/09 (e)	1,020,000	1,019,999
Chase Manhattan Auto Owner Trust Series 2001-A Class CTFS, 5.06% 2/15/08	190,817	194,303
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 1.79% 10/15/07 (e)	3,500,000	3,511,442
Series 2002-B1 Class B1, 1.44% 6/25/09 (e)	2,175,000	2,183,506
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 1.6% 5/25/34 (e)	$ 1,275,000	$ 1,273,805
Series 2004-3 Class M1, 1.6% 6/25/34 (e)	350,000	349,672
Discover Card Master Trust I Series 2001-6 Class A, 5.75% 12/15/08	8,000,000	8,501,333
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 1.78% 11/25/33 (e)	300,000	303,047
Class M2, 2.85% 11/25/33 (e)	200,000	201,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 1.65% 3/25/34 (e)	100,000	99,766
Class M4, 2% 3/25/34 (e)	75,000	74,824
Class M6, 2.35% 3/25/34 (e)	100,000	99,766
Fleet Credit Card Master Trust II Series 2001-C Class A, 3.86% 3/15/07	2,605,000	2,628,068
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	560,000	564,982
Fremont Home Loan Trust Series 2004-A:
Class M1, 1.65% 1/25/34 (e)	1,100,000	1,097,647
Class M2, 2.25% 1/25/34 (e)	1,275,000	1,272,351
GSAMP Trust Series 2004-FM2:
Class M1, 1.6% 1/25/34 (e)	750,000	750,000
Class M2, 2.2% 1/25/34 (e)	400,000	400,000
Class M3, 2.4% 1/25/34 (e)	400,000	399,999
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.48% 8/25/33 (e)	401,512	402,965
Class M1, 1.98% 8/25/33 (e)	765,000	776,679
Series 2003-4:
Class M1, 1.9% 10/25/33 (e)	1,045,000	1,058,126
Class M2, 3% 10/25/33 (e)	1,240,000	1,260,004
Series 2003-5N Class A, 7.5% 1/27/34 (a)	168,830	169,674
Series 2004-3:
Class M2, 2.29% 8/25/34 (b)(e)	535,000	535,000
Class M3, 2.54% 8/25/34 (b)(e)	225,000	225,000
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	307,517	307,517
Series 2003-2N Class A, 8% 9/27/33 (a)	520,107	522,707
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 1.85% 7/25/33 (e)	2,460,000	2,485,348
Class M2, 2.95% 7/25/33 (e)	1,260,000	1,296,254
MBNA Credit Card Master Note Trust:
Series 2003-B3 Class B3, 1.475% 1/18/11 (e)	1,685,000	1,691,048
Series 2003-B5 Class B5, 1.47% 2/15/11 (e)	2,360,000	2,378,326
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 1.6% 7/25/34 (e)	$ 500,000	$ 498,828
Class M2, 1.65% 7/25/34 (e)	100,000	99,766
Class M3, 2.05% 7/25/34 (e)	200,000	199,531
Class M4, 2.2% 7/25/34 (e)	125,000	124,707
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 2.2% 12/27/32 (e)	460,000	468,985
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (a)	11,693	11,767
Series 2003-HE1 Class M2, 3% 5/25/33 (e)	1,450,000	1,471,967
Series 2003-NC8 Class M1, 1.8% 9/25/33 (e)	665,000	667,632
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.1% 1/25/32 (e)	1,350,000	1,374,049
Series 2002-NC1 Class M1, 1.9% 2/25/32 (a)(e)	865,000	874,504
Series 2002-NC3 Class M1, 1.82% 8/25/32 (e)	375,000	379,045
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (a)	129,792	130,076
Series 2003-NC2 Class M2, 3.1% 2/25/33 (e)	710,000	729,145
Morgan Stanley Dean Witter Capital I, Inc. Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	354,871	356,423
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.53% 1/25/33 (e)	1,696,758	1,700,510
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	10,000,000	9,998,128
NovaStar Home Equity Loan Series 2004-1:
Class M1, 1.55% 6/25/34 (e)	350,000	350,602
Class M4, 2.075% 6/25/34 (e)	585,000	586,280
Residential Asset Mortgage Products, Inc. Series 2003-RP2 Class A1, 1.54% 9/25/33 (a)(e)	2,112,531	2,118,679
Sears Credit Account Master Trust II:
Series 1996-3 Class A, 7% 7/15/08	637,500	641,990
Series 1999-1 Class A, 5.65% 3/17/09	916,667	933,538
Series 2002-4 Class A, 1.23% 8/18/09 (e)	2,700,000	2,703,863
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.07% 6/15/33 (e)	1,190,000	1,192,278
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.55% 3/15/11 (a)(e)	2,320,000	2,323,625
West Penn Funding LLC Series 1999-A Class A3, 6.81% 9/25/08	3,881,959	4,090,139
TOTAL ASSET-BACKED SECURITIES (Cost $114,244,886)		116,044,029
Collateralized Mortgage Obligations - 6.0%
	Principal Amount	Value (Note 1)
Private Sponsor - 4.1%
Banc America Mortgage Securities, Inc. Series 2004-D:
Class 1A1, 3.6188% 5/25/34 (e)	$ 3,210,000	$ 3,202,978
Class 2A2, 4.2236% 5/25/34 (e)	3,210,000	3,205,737
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.4069% 12/25/33 (e)	890,103	897,165
Class 2A1, 4.2457% 12/25/33 (e)	2,136,922	2,138,675
Series 2003-L Class 2A1, 4.0764% 1/25/34 (e)	3,954,965	3,929,293
Series 2004-B:
Class 1A1, 3.4996% 3/25/34 (e)	1,874,930	1,878,446
Class 2A2, 4.1831% 3/25/34	1,459,971	1,458,726
Series 2004-C Class 1A1, 3.4467% 4/25/34 (e)	2,974,628	2,977,068
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 1.47% 3/25/34 (e)	1,279,532	1,276,973
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-E Class XA1, 1% 10/25/28 (e)(g)	19,179,487	300,610
Series 2003-G Class XA1, 1% 1/25/29 (g)	16,899,405	285,177
Series 2003-H Class XA1, 1% 1/25/29 (a)(g)	14,722,274	250,739
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,695,434	5,937,490
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 2.65% 7/10/35 (a)(e)	2,369,107	2,407,143
Class B4, 2.85% 7/10/35 (a)(e)	1,776,831	1,805,149
Class B5, 3.45% 7/10/35 (a)(e)	1,678,118	1,709,517
Class B6, 3.95% 7/10/35 (a)(e)	789,702	804,201
Series 2003-CB1:
Class B3, 2.55% 6/10/35 (a)(e)	828,663	841,740
Class B4, 2.75% 6/10/35 (a)(e)	739,877	751,438
Class B5, 3.35% 6/10/35 (a)(e)	503,117	512,668
Class B6, 3.85% 6/10/35 (a)(e)	300,883	306,454
Series 2003-D Class B3, 2.4% 12/10/35 (a)(e)	9,945,663	9,987,378
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(g)	67,931,316	756,266
WAMU Mortgage pass thru certificates:
sequential pay Series 2002-S6 Class A25, 6% 10/25/32	1,765,596	1,795,321
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
WAMU Mortgage pass thru certificates: - continued
Series 2003-AR12 Class A5, 4.043% 2/25/34	$ 5,000,000	$ 4,988,690
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	577,220	602,289
TOTAL PRIVATE SPONSOR		55,007,331
U.S. Government Agency - 1.9%
Fannie Mae planned amortization class:
Series 1994-51 Class PH, 6.5% 1/25/23	272,304	273,947
Series 1994-81 Class PJ, 8% 7/25/23	1,962,672	1,995,363
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30	195,839	198,171
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	234,256	237,172
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 2435 Class EL, 6% 9/15/27	941,757	946,571
sequential pay Series 2473 Class VK, 6.5% 10/15/18	13,087,343	13,685,470
Series 2749 Class MZ, 5% 2/15/24	573,086	571,700
Series 2764:
Class ZA, 5% 10/15/32	230,812	229,586
Class ZB, 5% 3/15/33	388,517	386,211
Class ZC, 4.5% 3/15/19	246,669	245,204
Series 2769 Class ZA, 5% 9/15/32	362,206	360,310
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8705% 10/16/23 (e)	370,000	391,975
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class Series 2001-45 Class GC, 6.5% 10/20/30	2,020,340	2,065,679
sequential pay Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	2,836,405
TOTAL U.S. GOVERNMENT AGENCY		24,423,764
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $79,927,995)		79,431,095
Commercial Mortgage Securities - 8.2%
	Principal Amount	Value (Note 1)
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	$ 730,217	$ 773,209
Series 1997-D5 Class PS1, 1.3146% 2/14/43 (e)(g)	18,318,481	1,132,723
Banc of America Commercial Mortgage, Inc. Series 2002-2 Class XP, 2.0359% 7/11/43 (a)(e)(g)	12,355,000	957,505
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class C, 1.57% 11/15/15 (a)(e)	265,000	265,901
Class D, 1.65% 11/15/15 (a)(e)	410,000	411,554
Class F, 2% 11/15/15 (a)(e)	295,000	298,538
Class H, 2.5% 11/15/15 (a)(e)	265,000	268,313
Class J, 3.05% 11/15/15 (a)(e)	275,000	279,361
Class K, 3.7% 11/15/15 (a)(e)	245,000	246,292
Bayview Commercial Asset Trust floater Series 2004-1:
Class A, 1.46% 4/25/34 (a)(e)	1,890,327	1,890,327
Class B, 3% 4/25/34 (a)(e)	198,982	198,982
Class M1, 1.66% 4/25/34 (a)(e)	198,982	198,982
Class M2, 2.3% 4/25/34 (a)(e)	99,491	99,491
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2003-BA1A Class A1, 1.38% 4/14/15 (a)(e)	3,710,655	3,709,483
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.0658% 2/12/16 (a)(e)	980,000	1,050,118
COMM floater:
Series 2001-FL5A:
Class A2, 1.65% 11/15/13 (a)(e)	369,320	369,331
Class D, 2.35% 11/15/13 (a)(e)	2,200,000	2,201,050
Series 2002-FL7:
Class A2, 1.45% 11/15/14 (a)(e)	1,905,000	1,904,704
Class D, 1.67% 11/15/14 (a)(e)	600,000	599,503
Commercial Mortgage Asset Trust sequential pay Series 1999-C2 Class A1, 7.285% 11/17/32	2,564,823	2,790,335
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	1,359,075	1,421,720
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	1,245,000	1,352,474
Series 1998-C1 Class A1B, 6.48% 5/17/40	2,885,000	3,139,311
Series 1999-C1 Class A2, 7.29% 9/15/41	7,550,000	8,535,198
Series 2000-C1 Class A1, 7.325% 4/15/62	1,595,422	1,726,336
Series 2001-CK3 Class A2, 6.04% 6/15/34	2,050,000	2,164,332
Series 1997-C2 Class D, 7.27% 1/17/35	755,000	834,276
Series 2001-CK6 Class AX, 0.645% 9/15/18 (g)	35,232,334	1,372,194
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.: - continued
Series 2003-TFLA Class G, 1.9376% 4/15/13 (a)(e)	$ 520,000	$ 508,420
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	610,000	631,555
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	4,500,000	4,884,701
Series 2000-CF1 Class A1A, 7.45% 6/10/33	1,572,855	1,667,815
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	1,500,000	1,619,725
Series 174 Class C1, 7.52% 5/15/06 (a)	1,000,000	1,084,079
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.5342% 5/15/33 (a)(e)(g)	23,761,171	985,015
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.1954% 11/10/38 (e)(g)	15,694,700	844,389
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (a)	4,897,102	5,092,852
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	2,030,000	1,962,167
Series 2003-36 Class C, 4.254% 2/16/31	1,685,000	1,638,581
Series 2003-47 Class C, 4.227% 10/16/27	3,015,000	2,934,250
Series 2003-47 Class XA, 0.0215% 6/16/43 (e)(g)	9,457,479	461,422
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	2,180,000	2,361,846
Series 2003-C1 Class A2A, 3.59% 1/10/40	1,560,000	1,546,880
Series 2001-LIBA Class C, 6.733% 2/14/16 (a)	815,000	887,847
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	2,320,094	2,520,131
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	1,504,696	1,627,124
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1 Class X2, 1.2011% 1/15/38 (e)(g)	5,195,000	266,076
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C10 Class A1, 7.1075% 8/15/32	1,225,654	1,325,103
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2000-C3 Class A1, 7.95% 7/15/09	2,547,388	2,796,025
Series 2004-C1 Class XCP, 1.0545% 1/15/36 (a)(e)(g)	16,255,000	812,019
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (a)	$ 4,000,000	$ 3,726,250
Morgan Stanley Capital I, Inc.:
sequential pay Series 1997-HF1 Class A2, 7.27% 7/15/29 (a)	2,387,357	2,567,077
Series 2004-TOP13, Class X2, 1.2196% 9/13/45 (a)(e)(g)	10,975,000	567,071
Morgan Stanley Dean Witter Capital I Trust sequential pay Series 2001-PPM Class A2, 6.4% 2/15/31	3,107,577	3,346,778
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	1,271,226	1,363,331
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	2,500,000	2,703,586
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (a)	3,675,000	3,862,998
Class C4, 6.893% 5/15/16 (a)	8,000,000	8,699,533
Wachovia Bank Commercial Mortgage Trust:
sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	4,050,000	3,995,956
Series 2004-C10 Class XP, 1.025% 2/15/41 (a)(e)(g)	7,475,000	365,403
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $107,570,834)		109,847,548
Foreign Government and Government Agency Obligations - 1.4%

Chilean Republic:
5.5% 1/15/13	1,655,000	1,665,261
5.625% 7/23/07	1,210,000	1,278,819
7.125% 1/11/12	2,900,000	3,246,188
Quebec Province yankee 6.5% 1/17/06	2,000,000	2,128,036
State of Israel 4.625% 6/15/13	480,000	444,600
United Mexican States:
4.625% 10/8/08	4,030,000	4,009,850
7.5% 1/14/12	3,650,000	4,005,875
8% 9/24/22	2,000,000	2,110,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $17,854,907)		18,888,629
Fixed-Income Funds - 11.2%
	Shares	Value (Note 1)
Fidelity Ultra-Short Central Fund (f) (Cost $148,493,868)	1,496,000	$ 149,076,390
Cash Equivalents - 5.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.05%, dated 4/30/04 due 5/3/04) (Cost $76,833,000)	$ 76,839,723	76,833,000
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $1,380,126,598)		1,399,288,244
NET OTHER ASSETS - (5.1)%		(68,137,772)
NET ASSETS - 100%		$ 1,331,150,472
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
20 Eurodollar 90 Day Index Contracts	March 2005	$ 19,866,250	$ 106,130
20 Eurodollar 90 Day Index Contracts	June 2005	19,843,500	90,880
41 Eurodollar 90 Day Index Contracts	Sept. 2005	40,639,713	111,067
87 Eurodollar 90 Day Index Contracts	Dec. 2005	86,163,713	179,053
57 Eurodollar 90 Day Index Contracts	March 2006	56,414,325	117,257
65 Eurodollar 90 Day Index Contracts	June 2006	64,293,938	61,210
65 Eurodollar 90 Day Index Contracts	Sept. 2006	64,259,813	55,848
95 Eurodollar 90 Day Index Contracts	Dec. 2006	93,870,688	41,468
65 Eurodollar 90 Day Index Contracts	March 2007	64,200,500	38,885
60 Eurodollar 90 Day Index Contracts	June 2007	59,238,750	97,890
			899,688
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swap
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Devon Energy Corp., par value of the notional amount of Devon Energy Corp. 7.95% 4/15/32	June 2006	$ 900,000	$ 623
Receive quarterly notional amount multiplied by .53% and pay Deutsche Bank upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	1,400,000	7,161
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc., upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	1,000,000	2,813
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.12% 7/25/35	August 2007	490,000	6,424
Receive quarterly notional amount multiplied by 1.38% and pay Merrill Lynch, Inc. upon default event of Bombardier, Inc., par value of the notional amount of Bombardier, Inc. 6.75% 5/1/12	March 2009	300,000	(1,935)
Receive quarterly notional amount multiplied by 1.4% and pay Merrill Lynch, Inc. upon default event of Bombardier, Inc., par value of the notional amount of Bombardier, Inc. 6.75% 5/1/12	March 2009	900,000	(4,977)
TOTAL CREDIT DEFAULT SWAP		4,990,000	10,109
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	14,440,000	(39,679)
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	12,300,000	(36,105)
Swap Agreements - continued
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap - continued
Receive quarterly a fixed rate equal to 3.857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2008	$ 12,000,000	$ (154,484)
Receive quarterly a fixed rate equal to 4.6775% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	April 2010	9,145,000	(72,011)
TOTAL INTEREST RATE SWAP		47,885,000	(302,279)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	2,700,000	(131,877)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	August 2004	2,945,000	(96,669)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	2,600,000	(79,695)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	2,100,000	(9,071)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 75 basis points with Bank of America	May 2004	2,700,000	(81,231)
Swap Agreements - continued
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Total Return Swap - continued

Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America

	July 2004	$ 2,700,000	$ (65,682)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	5,400,000	(17,740)
TOTAL RETURN SWAP		21,145,000	(481,965)
		$ 74,020,000	$ (774,135)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $143,129,963 or 10.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $489,816.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $262,851.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.9%
Cayman Islands	2.1%
Netherlands	1.4%
Mexico	1.1%
United Kingdom	1.1%
Canada	1.1%
Chile	1.0%
Others (individually less than 1%)	2.3%
100.0%

Purchases and sales of securities, other than short-term securities, aggregated $766,961,423 and $805,016,090, respectively, of which long-term U.S. government and government agency obligations aggregated $550,522,275 and $633,448,547, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $76,833,000) (cost $1,380,126,598) - See accompanying schedule		$ 1,399,288,244
Cash		93,094
Receivable for investments sold		1,443,087
Receivable for fund shares sold		3,761,074
Interest receivable		12,456,583
Receivable for daily variation on futures contracts		77,050
Prepaid expenses		4,940
Receivable from investment adviser for expense reductions		4,757
Total assets		1,417,128,829

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 80,754,014
Payable for fund shares redeemed	2,970,884
Distributions payable	331,965
Unrealized loss on swap agreements	774,135
Accrued management fee	474,471
Distribution fees payable	349,636
Other affiliated payables	290,064
Other payables and accrued expenses	33,188
Total liabilities		85,978,357

Net Assets		$ 1,331,150,472
Net Assets consist of:
Paid in capital		$ 1,298,472,037
Undistributed net investment income		4,028,919
Accumulated undistributed net realized gain (loss) on investments		9,362,317
Net unrealized appreciation (depreciation) on investments		19,287,199
Net Assets		$ 1,331,150,472

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($174,213,333 ÷ 15,600,580 shares)	$ 11.17

Maximum offering price per share (100/96.25 of $11.17)	$ 11.61
Class T: Net Asset Value and redemption price per share ($685,411,772 ÷ 61,351,550 shares)	$ 11.17

Maximum offering price per share (100/97.25 of $11.17)	$ 11.49
Class B: Net Asset Value and offering price per share ($129,898,926 ÷ 11,642,394 shares) A	$ 11.16

Class C: Net Asset Value and offering price per share ($99,285,091 ÷ 8,904,691 shares) A	$ 11.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($242,341,350 ÷ 21,663,278 shares)	$ 11.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Interest		$ 28,447,906
Security lending		925
Total income		28,448,831

Expenses
Management fee	$ 2,830,581
Transfer agent fees	1,444,370
Distribution fees	2,187,972
Accounting and security lending fees	227,881
Non-interested trustees' compensation	4,194
Custodian fees and expenses	26,884
Registration fees	86,793
Audit	30,215
Legal	5,063
Miscellaneous	9,008
Total expenses before reductions	6,852,961
Expense reductions	(17,212)	6,835,749
Net investment income (loss)		21,613,082
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	11,426,628
Swap agreements	661,648
Total net realized gain (loss)		12,088,276
Change in net unrealized appreciation (depreciation) on: Investment securities	(17,309,906)
Futures contracts	14,726
Swap agreements	(951,470)
Total change in net unrealized appreciation (depreciation)		(18,246,650)
Net gain (loss)		(6,158,374)
Net increase (decrease) in net assets resulting from operations		$ 15,454,708

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,613,082	$ 46,478,120
Net realized gain (loss)	12,088,276	24,355,364
Change in net unrealized appreciation (depreciation)	(18,246,650)	2,572,375
Net increase (decrease) in net assets resulting from operations	15,454,708	73,405,859
Distributions to shareholders from net investment income	(21,631,476)	(45,500,193)
Distributions to shareholders from net realized gain	(11,495,156)	-
Total distributions	(33,126,632)	(45,500,193)
Share transactions - net increase (decrease)	47,009,811	65,287,174
Total increase (decrease) in net assets	29,337,887	93,192,840

Net Assets
Beginning of period	1,301,812,585	1,208,619,745
End of period (including undistributed net investment income of $4,028,919 and undistributed net investment income of $4,047,313, respectively)	$ 1,331,150,472	$ 1,301,812,585

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 11.06	$ 11.01	$ 10.30	$ 10.30	$ 10.77
Income from Investment Operations
Net investment income (loss)E	.195	.420	.521G	.619	.629	.580
Net realized and unrealized gain (loss)	(.050)	.254	.055G	.713	(.002)	(.474)
Total from investment operations	.145	.674	.576	1.332	.627	.106
Distributions from net investment income	(.195)	(.414)	(.526)	(.622)	(.627)	(.576)
Distributions from net realized gain	(.100)	-	-	-	-	-
Total distributions	(.295)	(.414)	(.526)	(.622)	(.627)	(.576)
Net asset value, end of period	$ 11.17	$ 11.32	$ 11.06	$ 11.01	$ 10.30	$ 10.30
Total ReturnB,C,D	1.28%	6.16%	5.44%	13.28%	6.32%	1.00%
Ratios to Average Net AssetsF
Expenses before expense reductions	.85%A	.81%	.83%	.83%	.84%	.87%
Expenses net of voluntary waivers, if any	.85%A	.81%	.83%	.83%	.84%	.87%
Expenses net of all reductions	.85%A	.81%	.82%	.82%	.84%	.86%
Net investment income (loss)	3.46%A	3.72%	4.82%G	5.82%	6.20%	5.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 174,213	$ 166,701	$ 133,236	$ 92,027	$ 48,177	$ 22,628
Portfolio turnover rate	115%A	108%	121%	112%	153%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 11.06	$ 11.02	$ 10.31	$ 10.31	$ 10.77
Income from Investment Operations
Net investment income (loss)E	.189	.408	.508G	.603	.620	.576
Net realized and unrealized gain (loss)	(.050)	.253	.044G	.713	(.006)	(.473)
Total from investment operations	.139	.661	.552	1.316	.614	.103
Distributions from net investment income	(.189)	(.401)	(.512)	(.606)	(.614)	(.563)
Distributions from net realized gain	(.100)	-	-	-	-	-
Total distributions	(.289)	(.401)	(.512)	(.606)	(.614)	(.563)
Net asset value, end of period	$ 11.17	$ 11.32	$ 11.06	$ 11.02	$ 10.31	$ 10.31
Total ReturnB,C,D	1.23%	6.03%	5.21%	13.11%	6.18%	.98%
Ratios to Average Net AssetsF
Expenses before expense reductions	.95%A	.93%	.95%	.97%	.97%	.97%
Expenses net of voluntary waivers, if any	.95%A	.93%	.95%	.97%	.97%	.97%
Expenses net of all reductions	.95%A	.93%	.95%	.97%	.97%	.97%
Net investment income (loss)	3.35%A	3.60%	4.70%G	5.67%	6.07%	5.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 685,412	$ 711,263	$ 684,618	$ 546,276	$ 313,887	$ 315,350
Portfolio turnover rate	115%A	108%	121%	112%	153%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 11.05	$ 11.01	$ 10.30	$ 10.30	$ 10.76
Income from Investment Operations
Net investment income (loss)E	.150	.331	.436G	.534	.553	.506
Net realized and unrealized gain (loss)	(.050)	.253	.044G	.713	(.006)	(.467)
Total from investment operations	.100	.584	.480	1.247	.547	.039
Distributions from net investment income	(.150)	(.324)	(.440)	(.537)	(.547)	(.499)
Distributions from net realized gain	(.100)	-	-	-	-	-
Total distributions	(.250)	(.324)	(.440)	(.537)	(.547)	(.499)
Net asset value, end of period	$ 11.16	$ 11.31	$ 11.05	$ 11.01	$ 10.30	$ 10.30
Total ReturnB,C,D	.88%	5.32%	4.52%	12.40%	5.50%	.37%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.67%A	1.60%	1.61%	1.62%	1.62%	1.61%
Expenses net of voluntary waivers, if any	1.65%A	1.60%	1.61%	1.62%	1.62%	1.61%
Expenses net of all reductions	1.65%A	1.60%	1.61%	1.62%	1.62%	1.61%
Net investment income (loss)	2.66%A	2.92%	4.03%G	5.02%	5.42%	4.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 129,899	$ 154,697	$ 178,062	$ 113,424	$ 63,584	$ 64,532
Portfolio turnover rate	115%A	108%	121%	112%	153%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.30	$ 11.04	$ 11.00	$ 10.29	$ 10.29	$ 10.76
Income from Investment Operations
Net investment income (loss)E	.147	.322	.428G	.525	.545	.492
Net realized and unrealized gain (loss)	(.050)	.254	.044G	.716	(.005)	(.472)
Total from investment operations	.097	.576	.472	1.241	.540	.020
Distributions from net investment income	(.147)	(.316)	(.432)	(.531)	(.540)	(.490)
Distributions from net realized gain	(.100)	-	-	-	-	-
Total distributions	(.247)	(.316)	(.432)	(.531)	(.540)	(.490)
Net asset value, end of period	$ 11.15	$ 11.30	$ 11.04	$ 11.00	$ 10.29	$ 10.29
Total ReturnB,C,D	.85%	5.26%	4.45%	12.34%	5.42%	.19%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.70%A	1.67%	1.68%	1.69%	1.69%	1.71%
Expenses net of voluntary waivers, if any	1.70%A	1.67%	1.68%	1.69%	1.69%	1.71%
Expenses net of all reductions	1.70%A	1.67%	1.68%	1.69%	1.69%	1.71%
Net investment income (loss)	2.60%A	2.86%	3.96%G	4.96%	5.35%	4.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,285	$ 113,849	$ 98,158	$ 63,538	$ 20,530	$ 17,099
Portfolio turnover rate	115%A	108%	121%	112%	153%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.08	$ 11.03	$ 10.32	$ 10.31	$ 10.78
Income from Investment Operations
Net investment income (loss)D	.203	.437	.539F	.638	.656	.610
Net realized and unrealized gain (loss)	(.049)	.254	.053F	.711	(.002)	(.485)
Total from investment operations	.154	.691	.592	1.349	.654	.125
Distributions from net investment income	(.204)	(.431)	(.542)	(.639)	(.644)	(.595)
Distributions from net realized gain	(.100)	-	-	-	-	-
Total distributions	(.304)	(.431)	(.542)	(.639)	(.644)	(.595)
Net asset value, end of period	$ 11.19	$ 11.34	$ 11.08	$ 11.03	$ 10.32	$ 10.31
Total ReturnB,C	1.36%	6.30%	5.59%	13.45%	6.59%	1.19%
Ratios to Average Net AssetsE
Expenses before expense reductions	.69%A	.66%	.67%	.66%	.65%	.66%
Expenses net of voluntary waivers, if any	.69%A	.66%	.67%	.66%	.65%	.66%
Expenses net of all reductions	.69%A	.66%	.67%	.66%	.65%	.66%
Net investment income (loss)	3.61%A	3.87%	4.97%F	5.98%	6.39%	5.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 242,341	$ 155,302	$ 114,546	$ 91,168	$ 88,350	$ 157,131
Portfolio turnover rate	115%A	108%	121%	112%	153%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Intermediate Bond Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 32,742,334
Unrealized depreciation	(11,367,019)
Net unrealized appreciation (depreciation)	$ 21,375,315
Cost for federal income tax purposes	$ 1,377,912,929

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

2. Operating Policies - continued

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 128,564	$ 1,173
Class T	0%	.25%	881,156	12,460
Class B	.65%	.25%	642,657	465,115
Class C	.75%	.25%	535,595	112,492
			$ 2,187,972	$ 591,240

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 49,032
Class T	12,020
Class B*	161,461
Class C*	15,116
$ 237,629

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 178,412.21
Class T	749,960.21
Class B	196,977.28
Class C	112,040.21
Institutional Class	206,981.21
	$ 1,444,370

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,184,757 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending - continued

the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.65%	$ 13,887

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,823. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,502

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 2,950,454	$ 6,007,552
Class T	11,775,169	26,063,302
Class B	1,897,882	5,170,345
Class C	1,395,533	3,124,274
Institutional Class	3,612,438	5,134,720
Total	$ 21,631,476	$ 45,500,193
From net realized gain
Class A	$ 1,464,510	$ -
Class T	6,264,742	-
Class B	1,325,877	-
Class C	978,409	-
Institutional Class	1,461,618	-
Total	$ 11,495,156	$ -

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	3,430,721	10,510,963	$ 38,909,260	$ 119,339,179
Reinvestment of distributions	350,664	465,922	3,964,720	5,276,440
Shares redeemed	(2,913,391)	(8,293,215)	(33,050,754)	(93,804,272)
Net increase (decrease)	867,994	2,683,670	$ 9,823,226	$ 30,811,347
Class T
Shares sold	12,558,986	33,381,968	$ 142,533,375	$ 377,422,827
Reinvestment of distributions	1,516,514	2,175,248	17,153,725	24,637,768
Shares redeemed	(15,556,626)	(34,611,992)	(176,480,410)	(391,598,532)
Net increase (decrease)	(1,481,126)	945,224	$ (16,793,310)	$ 10,462,063
Class B
Shares sold	747,983	5,268,992	$ 8,479,899	$ 59,474,046
Reinvestment of distributions	225,786	351,056	2,549,384	3,970,085
Shares redeemed	(3,014,555)	(8,053,311)	(34,143,083)	(90,955,890)
Net increase (decrease)	(2,040,786)	(2,433,263)	$ (23,113,800)	$ (27,511,759)
Class C
Shares sold	1,064,274	5,050,415	$ 12,054,414	$ 57,002,414
Reinvestment of distributions	171,665	219,498	1,937,507	2,481,384
Shares redeemed	(2,408,155)	(4,082,715)	(27,259,040)	(46,050,425)
Net increase (decrease)	(1,172,216)	1,187,198	$ (13,267,119)	$ 13,433,373
Institutional Class
Shares sold	10,384,911	6,597,666	$ 117,875,237	$ 74,769,322
Reinvestment of distributions	369,380	328,037	4,184,232	3,720,880
Shares redeemed	(2,791,658)	(3,566,218)	(31,698,655)	(40,398,052)
Net increase (decrease)	7,962,633	3,359,485	$ 90,360,814	$ 38,092,150

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LTB-USAN-0604
1.784888.101

Fidelity® Advisor

High Income Advantage

Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
AES Corp.	6.0	6.7
Qwest Services Corp.	5.3	4.9
Revlon, Inc.	5.1	0.0
Level 3 Communications, Inc.	4.9	4.0
Ahold Fin Usa, Inc.	3.4	3.8
	24.7
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	22.9	22.1
Energy	11.8	10.3
Electric Utilities	9.2	15.0
Food and Drug Retail	7.5	9.9
Consumer Products	5.4	2.9
Quality Diversification (% of fund's net assets) as of April 30, 2004
As of April 30, 2004	As of October 31, 2003
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 2.4%	BBB 0.2%
BB 1.8%	BB 1.4%
B 29.5%	B 36.1%
CCC,CC,C 39.1%	CCC,CC,C 36.7%
D 0.0%	D 0.2%
Not Rated 6.6%	Not Rated 6.5%
Equities 17.7%	Equities 10.6%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 8.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2004*		As of October 31, 2003**
	Nonconvertible Bonds 72.8%		Nonconvertible Bonds 75.9%
	Convertible Bonds, Preferred Stocks 2.1%		Convertible Bonds, Preferred Stocks 2.6%
	Common Stocks 16.8%		Common Stocks 9.1%
	Other Investments 5.4%		Other Investments 4.1%
	Short-Term Investments and Net Other Assets 2.9%		Short-Term Investments and Net Other Assets 8.3%
* Foreign investments	6.3%	** Foreign investments	5.3%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 74.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 1.2%
Cable TV - 0.5%
Telewest Finance Jersey Ltd. 6% 7/7/05 (c)(f)	$ 11,375	$ 11,432
Energy - 0.1%
Hanover Compressor Co. 4.75% 3/15/08	2,360	2,195
Technology - 0.5%
Conexant Systems, Inc. 4% 2/1/07	13,260	13,061
Telecommunications - 0.1%
Level 3 Communications, Inc. 6% 9/15/09	4,920	2,558
TOTAL CONVERTIBLE BONDS		29,246
Nonconvertible Bonds - 72.8%
Aerospace - 1.6%
Primus International, Inc. 10.5% 4/15/09 (f)	4,100	4,100
Ship Finance International Ltd. 8.5% 12/15/13 (f)	36,470	35,741
		39,841
Air Transportation - 3.0%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	13,320	12,288
6.977% 11/23/22	833	760
7.377% 5/23/19	16,846	12,634
7.379% 5/23/16	10,460	7,845
7.8% 4/1/08	9,740	9,253
10.18% 1/2/13	5,055	3,993
Continental Airlines, Inc. pass thru trust certificates:
6.795% 8/2/18	322	274
6.9% 1/2/18	2,165	2,133
7.256% 9/15/21	679	678
8.307% 4/2/18	360	320
Delta Air Lines, Inc.:
7.9% 12/15/09	5,000	2,750
10% 8/15/08 (f)	4,000	2,400
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	985	778
7.779% 11/18/05	1,250	1,000
7.779% 1/2/12	2,133	1,493
Northwest Airlines, Inc.:
7.875% 3/15/08	4,675	3,460
9.875% 3/15/07	800	672
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc.: - continued
10.5% 4/1/09	$ 13,637	$ 10,910
Northwest Airlines, Inc. pass thru trust certificates 9.179% 10/1/11	1,846	1,496
		75,137
Automotive - 1.1%
Delco Remy International, Inc. 9.375% 4/15/12 (f)	2,940	2,896
Keystone Automotive Operations, Inc. 9.75% 11/1/13 (f)	1,640	1,788
Tenneco Automotive, Inc. 11.625% 10/15/09	13,765	15,004
Visteon Corp. 7% 3/10/14	7,155	6,971
		26,659
Building Materials - 1.0%
Owens Corning:
7% 3/15/09 (c)	25,600	10,496
7.5% 5/1/05 (c)	12,000	4,920
7.5% 8/1/18 (c)	4,000	1,640
7.7% 5/1/08 (c)	1,440	590
Texas Industries, Inc. 10.25% 6/15/11	7,000	7,910
		25,556
Cable TV - 3.2%
Cablevision Systems Corp. 8% 4/15/12 (f)	25,300	25,237
NTL Cable PLC 8.75% 4/15/14 (f)	4,030	4,141
Pegasus Communications Corp. 12.5% 8/1/07	2,070	1,573
Pegasus Satellite Communications, Inc.:
11.25% 1/15/10 (f)	12,169	8,762
13.5% 3/1/07	9,895	5,937
Telewest Communications PLC yankee:
9.875% 2/1/10 (c)	14,745	8,773
11.25% 11/1/08 (c)	6,627	4,109
Telewest PLC yankee 9.625% 10/1/06 (c)	38,485	23,476
		82,008
Capital Goods - 0.8%
Hexcel Corp. 9.75% 1/15/09	12,074	12,678
Sensus Metering Systems, Inc. 8.625% 12/15/13 (f)	1,800	1,778
Thermadyne Holdings Corp. 9.25% 2/1/14 (f)	5,710	5,824
		20,280
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Chemicals - 1.5%
Avecia Group PLC 11% 7/1/09	$ 2,505	$ 2,004
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	5,920	6,601
Georgia Gulf Corp. 7.125% 12/15/13 (f)	2,680	2,801
HMP Equity Holdings Corp. 0% 5/15/08 unit (f)	4,930	3,796
Huntsman ICI Chemicals LLC 10.125% 7/1/09	13,210	13,771
Huntsman LLC 11.625% 10/15/10	5,240	5,712
Phibro Animal Health Corp. 13% 12/1/07 unit (f)	2,800	3,010
		37,695
Consumer Products - 0.3%
Amscan Holdings, Inc. 8.75% 5/1/14 (f)	2,760	2,801
Interactive Health LLC/Interactive Health Finance Corp. 7.25% 4/1/11 (f)	5,430	4,724
		7,525
Containers - 1.0%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	9,710	7,404
Owens-Illinois, Inc. 7.5% 5/15/10	3,490	3,368
U.S. Can Corp. 10.875% 7/15/10	4,690	4,831
Vitro SA de CV 11.75% 11/1/13 (f)	10,670	10,083
		25,686
Diversified Financial Services - 0.3%
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12 (f)	1,860	1,934
Metris Companies, Inc.:
10% 11/1/04	430	430
10.125% 7/15/06	6,480	6,383
		8,747
Electric Utilities - 6.4%
AES Corp.:
7.75% 3/1/14	40,370	39,664
8.75% 6/15/08	9,699	10,038
9.375% 9/15/10	20,364	21,789
9.5% 6/1/09	11,516	12,308
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	21,396	20,968
8.75% 4/15/12 (f)	24,645	24,707
CMS Energy Corp.:
7.5% 1/15/09	6,000	6,030
8.5% 4/15/11	10,000	10,400
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
CMS Energy Corp.: - continued
8.9% 7/15/08	$ 2,685	$ 2,833
NRG Energy, Inc. 8% 12/15/13 (f)	14,180	14,322
		163,059
Energy - 11.1%
El Paso Corp.:
7% 5/15/11	55,485	47,578
7.875% 6/15/12	12,620	11,216
El Paso Energy Corp.:
6.75% 5/15/09	47,730	42,360
6.95% 12/15/07	37,805	35,064
7.375% 12/15/12	22,275	19,129
7.8% 8/1/31	2,125	1,679
El Paso Production Holding Co. 7.75% 6/1/13	6,500	6,175
General Maritime Corp. 10% 3/15/13	6,700	7,571
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 8.5% 6/1/10	7,222	8,016
Hanover Compressor Co.:
0% 3/31/07	22,830	17,294
8.625% 12/15/10	2,030	2,142
J. Ray McDermott SA 11% 12/15/13 (f)	3,560	3,400
Parker Drilling Co. 9.625% 10/1/13	3,050	3,294
Petroleum Geo-Services ASA 10% 11/5/10	13,060	14,105
The Coastal Corp.:
6.5% 6/1/08	14,245	12,215
6.95% 6/1/28	370	269
7.5% 8/15/06	5,730	5,444
7.625% 9/1/08	970	861
7.75% 6/15/10	30,265	26,179
7.75% 10/15/35	1,970	1,517
Williams Companies, Inc.:
7.5% 1/15/31	10,225	9,560
7.875% 9/1/21	5,600	5,453
		280,521
Entertainment/Film - 0.6%
AMC Entertainment, Inc. 8% 3/1/14 (f)	6,960	6,803
Cinemark, Inc. 0% 3/15/14 (d)(f)	9,640	6,049
Livent, Inc. yankee 9.375% 10/15/04 (c)	11,100	1,887
		14,739
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - 6.3%
Ahold Finance USA, Inc.:
6.25% 5/1/09	$ 10,000	$ 10,025
6.875% 5/1/29	24,961	22,340
8.25% 7/15/10	49,237	53,668
Nutritional Sourcing Corp. 10.125% 8/1/09	21,526	13,346
Rite Aid Corp.:
8.125% 5/1/10	8,080	8,747
9.5% 2/15/11	2,700	3,031
11.25% 7/1/08	2,335	2,592
12.5% 9/15/06	8,905	10,285
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	21,350	19,962
9.125% 12/15/11	19,180	16,687
		160,683
Food/Beverage/Tobacco - 0.5%
Doane Pet Care Co.:
9.75% 5/15/07	3,730	3,413
10.75% 3/1/10	6,605	7,034
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11 (f)	1,870	1,987
		12,434
Gaming - 0.2%
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	5,130	5,964
Healthcare - 0.4%
National Nephrology Associates, Inc. 9% 11/1/11 (f)	2,150	2,494
Tenet Healthcare Corp.:
6.375% 12/1/11	5,725	4,952
6.5% 6/1/12	810	693
7.375% 2/1/13	1,615	1,454
		9,593
Homebuilding/Real Estate - 0.9%
Champion Home Builders Co. 11.25% 4/15/07	20,705	22,776
Hotels - 0.1%
Hines Nurseries, Inc. 10.25% 10/1/11	1,630	1,785
Insurance - 2.0%
Provident Companies, Inc.:
7% 7/15/18	17,420	16,418
7.25% 3/15/28	12,340	11,518
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Insurance - continued
UnumProvident Corp.:
6.75% 12/15/28	$ 11,350	$ 10,385
7.19% 2/1/28	3,250	2,974
7.375% 6/15/32	9,190	8,662
		49,957
Leisure - 0.0%
Equinox Holdings Ltd. 9% 12/15/09 (f)	1,000	1,030
Metals/Mining - 0.8%
America Rock Salt Co. LLC 9.5% 3/15/14 (f)	1,830	1,899
Haynes International, Inc. 11.625% 9/1/04 (c)	27,835	18,649
		20,548
Paper - 0.9%
Blue Ridge Paper Products, Inc. 9.5% 12/15/08 (f)	1,700	1,564
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (f)	3,680	3,606
Georgia-Pacific Corp.:
7.375% 12/1/25	1,330	1,293
8% 1/15/24 (f)	16,580	17,222
		23,685
Publishing/Printing - 0.3%
NBC Acquisition Corp. 0% 3/15/13 (d)(f)	12,830	8,211
Railroad - 0.4%
TFM SA de CV 12.5% 6/15/12	8,880	9,835
Restaurants - 0.2%
Friendly Ice Cream Corp. 8.375% 6/15/12 (f)	5,220	5,311
Steels - 1.7%
Allegheny Ludlum Corp. 6.95% 12/15/25	10,530	9,477
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	20,310	22,747
Ispat Inland ULC 9.75% 4/1/14 (f)	9,340	9,527
		41,751
Super Retail - 2.3%
Barneys, Inc. 9% 4/1/08	6,720	6,922
Golfsmith International, Inc. 8.375% 10/15/09	8,930	8,305
J. Crew Intermediate LLC 0% 5/15/08 (d)	28,649	23,062
J. Crew Operating Corp. 10.375% 10/15/07	19,545	19,545
		57,834
Technology - 1.6%
Danka Business Systems PLC 11% 6/15/10	7,240	7,385
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Technology - continued
Marconi Corp. PLC 8% 4/30/08 (f)	$ 8,149	$ 8,883
Semiconductor Note Partners Trust 0% 8/4/11 (f)	2,030	2,923
Viasystems, Inc. 10.5% 1/15/11 (f)	12,680	14,075
Xerox Corp. 7.2% 4/1/16	6,660	6,593
		39,859
Telecommunications - 18.8%
Cincinnati Bell, Inc. 8.375% 1/15/14	3,400	3,196
Citizens Communications Co. 9.25% 5/15/11	6,410	6,714
Crown Castle International Corp. 7.5% 12/1/13	10,000	9,950
Level 3 Communications, Inc.:
0% 3/15/10 (d)	9,940	6,660
9.125% 5/1/08	40,005	28,304
10.5% 12/1/08	51,370	36,730
11% 3/15/08	49,600	36,952
11.25% 3/15/10	14,455	10,408
Level 3 Financing, Inc. 10.75% 10/15/11 (f)	13,350	11,948
MCI, Inc.:
5.908% 5/1/07	17,156	16,963
6.688% 5/1/09	17,155	16,276
7.735% 5/1/14	14,704	13,693
Nextel Partners, Inc.:
8.125% 7/1/11	23,705	24,594
11% 3/15/10	5,720	6,435
11% 3/15/10	11,720	13,185
12.5% 11/15/09	9,583	11,260
Qwest Services Corp. 13.5% 12/15/10 (f)	115,564	133,470
SBA Communication Corp./SBA Telcommunications, Inc. 0% 12/15/11 (d)(f)	3,620	2,661
SBA Communications Corp. 10.25% 2/1/09	7,380	7,380
SpectraSite, Inc. 8.25% 5/15/10	4,960	5,258
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	16,450	14,229
Time Warner Telecom, Inc. 10.125% 2/1/11	12,950	11,137
Triton PCS, Inc.:
8.75% 11/15/11	27,760	25,678
9.375% 2/1/11	21,694	20,501
U.S. West Communications:
6.875% 9/15/33	1,755	1,474
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Communications: - continued
7.25% 10/15/35	$ 595	$ 544
7.5% 6/15/23	704	644
		476,244
Textiles & Apparel - 3.5%
Kosa Lux Finance BV/Kosa UK Finance BV/Arteva Global Holdings BV/Kosa Canada Co. 9.25% 5/1/12 (f)	5,010	5,010
Levi Strauss & Co.:
7% 11/1/06	33,610	28,316
11.625% 1/15/08	29,805	27,123
12.25% 12/15/12	31,200	28,080
		88,529
TOTAL NONCONVERTIBLE BONDS		1,843,482
TOTAL CORPORATE BONDS (Cost $1,802,835)		1,872,728
Common Stocks - 16.8%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	15,928	0
Cable TV - 1.2%
EchoStar Communications Corp. Class A (a)	702,396	23,313
NTL, Inc. (a)	125,900	7,147
NTL, Inc. warrants 1/13/11 (a)	3	0
Pegasus Communications Corp. warrants 1/1/07 (a)	6,509	0
		30,460
Chemicals - 0.2%
Hercules Trust II unit	5,500	4,267
Consumer Products - 5.1%
Revlon, Inc. Class A (a)(e)	38,853,884	130,161
Containers - 1.6%
Owens-Illinois, Inc. (a)	2,920,800	40,774
Trivest 1992 Special Fund Ltd. (a)(h)	3,037,732	30
		40,804
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Electric Utilities - 2.7%
AES Corp. (a)	8,006,409	$ 69,416
Energy - 0.6%
Chesapeake Energy Corp.	1,000,000	13,750
Entertainment/Film - 0.5%
AMC Entertainment, Inc. (a)	772,300	12,318
Livent, Inc. (a)	125,200	0
		12,318
Food and Drug Retail - 1.2%
Pathmark Stores, Inc. (a)(e)	2,811,078	24,035
Pathmark Stores, Inc. warrants 9/19/10 (a)	747,828	740
Rite Aid Corp. (a)	1,218,172	5,969
		30,744
Healthcare - 2.3%
DaVita, Inc. (a)	1,143,564	58,436
Hotels - 0.1%
Wyndham International, Inc. Class A (a)	2,420,800	2,469
Super Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	6,720	168
Technology - 0.9%
ChipPAC, Inc. Class A (a)	300,000	1,839
Viasystems Group, Inc. (a)(h)	1,026,780	20,536
		22,375
Telecommunications - 0.4%
Cincinnati Bell, Inc. (a)	954,428	3,770
Covad Communications Group, Inc. (a)	1,948	4
Crown Castle International Corp. (a)	41,274	576
Level 3 Communications, Inc. (a)	700,000	1,981
McLeodUSA, Inc. Class A (a)	1,977,550	1,760
SpectraSite, Inc. (a)	73,143	2,733
		10,824
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (h)	42,253	510
Pillowtex Corp. (a)	490,256	1
		511
TOTAL COMMON STOCKS (Cost $313,040)		426,703
Preferred Stocks - 0.9%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.8%
Paper - 0.5%
Temple-Inland, Inc. 7.50% DECS	232,000	$ 13,015
Telecommunications - 0.3%
Crown Castle International Corp. 6.25% PIERS	151,600	6,974
TOTAL CONVERTIBLE PREFERRED STOCKS		19,989
Nonconvertible Preferred Stocks - 0.1%
Broadcasting - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	2,656	2,696
Cable TV - 0.0%
CSC Holdings, Inc. Series H, 11.75%	1	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,696
TOTAL PREFERRED STOCKS (Cost $19,739)		22,685
Floating Rate Loans - 5.4%
	Principal Amount (000s)
Building Materials - 0.2%
Owens Corning revolver loan 6% 11/15/04 (g)	$ 6,587	4,809
Electric Utilities - 0.1%
NRG Energy, Inc.:
Term Loan 5.5% 6/23/10 (g)	1,557	1,603
Credit-Linked Deposit 5.5% 6/23/10 (g)	875	901
		2,504
Hotels - 1.8%
Wyndham International, Inc. term loan:
5.875% 6/30/06 (g)	38,083	36,560
6.875% 4/1/06 (g)	9,131	9,017
		45,577
Telecommunications - 3.3%
Choice One Communications, Inc.:
Tranche A term loan 0% 7/31/08 (g)	4,310	2,974
Tranche B term loan 5.88% 1/31/09 (g)	8,220	5,672
McLeodUSA, Inc.:
revolver loan 4.6533% 5/31/07 (g)	9,402	6,111
Tranche A term loan 4.6527% 5/31/07 (g)	9,875	6,617
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Telecommunications - continued
Tranche B term loan 5.3999% 5/30/08 (g)	$ 93,438	$ 61,669
SpectraSite Communications, Inc. term loan 3.42% 12/31/07 (g)	1,647	1,669
		84,712
TOTAL FLOATING RATE LOANS (Cost $131,266)		137,602
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 1.06% (b) (Cost $40,172)	40,171,947	40,172
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.94%, dated 4/30/04 due 5/3/04) (Cost $2,141)	$ 2,141	2,141
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $2,309,193)	2,502,031
NET OTHER ASSETS - 1.2%	30,229
NET ASSETS - 100%	$ 2,532,260
Security Type Abbreviations
DECS - Dividend Enhanced Convertible Stock/Debt Exchangeable for Common Stock
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $420,350,000 or 16.6% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,076,000 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Viasystems Group, Inc.	2/13/04	$ 20,664
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $992,779,000 and $1,184,437,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26,000 for the period.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $137,602,000 or 5.4% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $35,260,000. The weighted average interest rate was 1.12%. At period end there were no interfund loans outstanding.

Income Tax Information

At October 31, 2003, the fund had a capital loss carryforward of approximately $1,282,168,000 of which $314,609,000, $488,641,000 and $478,918,000 will expire on October 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,743 and repurchase agreements of $2,141)(cost $2,309,193) - See accompanying schedule		$ 2,502,031
Cash		1
Receivable for investments sold		20,940
Receivable for fund shares sold		3,109
Interest receivable		46,157
Prepaid expenses		10
Other affiliated receivables		12
Other receivables		15
Total assets		2,572,275

Liabilities
Payable for investments purchased	$ 21,733
Payable for fund shares redeemed	8,448
Distributions payable	2,469
Accrued management fee	1,244
Distribution fees payable	908
Other affiliated payables	559
Other payables and accrued expenses	39
Collateral on securities loaned, at value	4,615
Total liabilities		40,015

Net Assets		$ 2,532,260
Net Assets consist of:
Paid in capital		$ 3,471,023
Undistributed net investment income		60,551
Accumulated undistributed net realized gain (loss) on investments		(1,192,153)
Net unrealized appreciation (depreciation) on investments		192,839
Net Assets		$ 2,532,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts) April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($272,851 ÷ 28,696 shares)	$ 9.51

Maximum offering price per share (100/95.25 of $9.51)	$ 9.98
Class T: Net Asset Value and redemption price per share ($1,278,402 ÷ 134,071 shares)	$ 9.54

Maximum offering price per share (100/96.50 of $9.54)	$ 9.89
Class B: Net Asset Value and offering price per share ($555,590 ÷ 58,635 shares)A	$ 9.48

Class C: Net Asset Value and offering price per share ($207,556 ÷ 21,844 shares)A	$ 9.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($217,861 ÷ 23,611 shares)	$ 9.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 1,316
Interest		121,650
Security lending		42
Total income		123,008

Expenses
Management fee	$ 8,005
Transfer agent fees	2,623
Distribution fees	5,820
Accounting and security lending fees	463
Non-interested trustees' compensation	9
Appreciation in deferred trustee compensation account	6
Custodian fees and expenses	36
Registration fees	109
Audit	40
Legal	36
Interest	4
Miscellaneous	22
Total expenses before reductions	17,173
Expense reductions	(5)	17,168
Net investment income (loss)		105,840
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities (including realized gain (loss) of $878 on sales of investments in affiliated issuers)		94,786
Change in net unrealized appreciation (depreciation) on investment securities		(3,855)
Net gain (loss)		90,931
Net increase (decrease) in net assets resulting from operations		$ 196,771

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 105,840	$ 251,457
Net realized gain (loss)	94,786	198,118
Change in net unrealized appreciation (depreciation)	(3,855)	677,026
Net increase (decrease) in net assets resulting from operations	196,771	1,126,601
Distributions to shareholders from net investment income	(193,890)	(187,268)
Share transactions - net increase (decrease)	(226,226)	(50,567)
Redemption fees	5	-
Total increase (decrease) in net assets	(223,340)	888,766

Net Assets
Beginning of period	2,755,600	1,866,834
End of period (including undistributed net investment income of $60,551 and undistributed net investment income of $148,601, respectively)	$ 2,532,260	$ 2,755,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.50	$ 6.40	$ 8.17	$ 9.64	$ 11.12	$ 11.09
Income from Investment Operations
Net investment income (loss) E	.380	.873	.767 G,I	.869	1.059	1.022
Net realized and unrealized gain (loss)	.299	2.875	(1.866) G,I	(1.558)	(1.634)	.287
Total from investment operations	.679	3.748	(1.099)	(.689)	(.575)	1.309
Distributions from net investment income	(.669)	(.648)	(.671)	(.781)	(.905)	(1.030)
Distributions from net realized gain	-	-	-	-	-	(.120)
Distributions in excess of net realized gain	-	-	-	-	-	(.080)
Distributions from return of capital	-	-	-	-	-	(.049)
Total distributions	(.669)	(.648)	(.671)	(.781)	(.905)	(1.279)
Redemption fees added to paid in capitalE	-H	-	-	-	-	-
Net asset value, end of period	$ 9.51	$ 9.50	$ 6.40	$ 8.17	$ 9.64	$ 11.12
Total Return B,C,D	7.29%	60.58%	(14.39)%	(7.64)%	(5.66)%	11.98%
Ratios to Average Net Assets F
Expenses before expense reductions	.98%A	.99%	1.02%	.97%	.94%	.95%
Expenses net of voluntary waivers, if any	.98%A	.99%	1.02%	.97%	.94%	.95%
Expenses net of all reductions	.98%A	.99%	1.01%	.97%	.94%	.95%
Net investment income (loss)	7.92%A	10.45%	10.12% G,I	9.53%	9.86%	8.89%
Supplemental Data
Net assets, end of period (in millions)	$ 273	$ 307	$ 157	$ 189	$ 209	$ 221
Portfolio turnover rate	77% A	111%	85%	68%	63%	61%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. HAmount represents less than $.001 per share. IAs a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 11.01% to 10.12%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.52	$ 6.42	$ 8.18	$ 9.66	$ 11.14	$ 11.11
Income from Investment Operations
Net investment income (loss)E	.377	.859	.766 G,I	.865	1.055	1.021
Net realized and unrealized gain (loss)	.310	2.883	(1.860) G,I	(1.572)	(1.640)	.274
Total from investment operations	.687	3.742	(1.094)	(.707)	(.585)	1.295
Distributions from net investment income	(.667)	(.642)	(.666)	(.773)	(.895)	(1.017)
Distributions from net realized gain	-	-	-	-	-	(.120)
Distributions in excess of net realized gain	-	-	-	-	-	(.080)
Distributions from return of capital	-	-	-	-	-	(.048)
Total distributions	(.667)	(.642)	(.666)	(.773)	(.895)	(1.265)
Redemption fees added to paid in capitalE	-H	-	-	-	-	-
Net asset value, end of period	$ 9.54	$ 9.52	$ 6.42	$ 8.18	$ 9.66	$ 11.14
Total ReturnB,C,D	7.35%	60.26%	(14.30)%	(7.81)%	(5.73)%	11.83%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.06%A	1.06%	1.08%	1.06%	1.03%	1.04%
Expenses net of voluntary waivers, if any	1.06%A	1.06%	1.08%	1.06%	1.03%	1.04%
Expenses net of all reductions	1.06%A	1.06%	1.08%	1.05%	1.03%	1.04%
Net investment income (loss)	7.84%A	10.38%	10.05%G,I	9.45%	9.76%	8.80%
Supplemental Data
Net assets, end of period (in millions)	$ 1,278	$ 1,398	$ 1,070	$ 1,473	$ 1,777	$ 2,351
Portfolio turnover rate	77%A	111%	85%	68%	63%	61%
A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. HAmount represents less than $.001 per share. IAs a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.95% to 10.05%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 6.38	$ 8.15	$ 9.61	$ 11.09	$ 11.07
Income from Investment Operations
Net investment income (loss)E	.342	.802	.712G,I	.801	.978	.938
Net realized and unrealized gain (loss)	.302	2.873	(1.868) G,I	(1.549)	(1.634)	.276
Total from investment operations	.644	3.675	(1.156)	(.748)	(.656)	1.214
Distributions from net investment income	(.634)	(.585)	(.614)	(.712)	(.824)	(.949)
Distributions from net realized gain	-	-	-	-	-	(.120)
Distributions in excess of net realized gain	-	-	-	-	-	(.080)
Distributions from return of capital	-	-	-	-	-	(.045)
Total distributions	(.634)	(.585)	(.614)	(.712)	(.824)	(1.194)
Redemption fees added to paid in capitalE	-H	-	-	-	-	-
Net asset value, end of period	$ 9.48	$ 9.47	$ 6.38	$ 8.15	$ 9.61	$ 11.09
Total ReturnB,C,D	6.92%	59.42%	(15.07)%	(8.25)%	(6.39)%	11.10%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.75%A	1.75%	1.78%	1.73%	1.70%	1.70%
Expenses net of voluntary waivers, if any	1.75%A	1.75%	1.78%	1.73%	1.70%	1.70%
Expenses net of all reductions	1.75%A	1.75%	1.77%	1.72%	1.70%	1.69%
Net investment income (loss)	7.15%A	9.69%	9.36%G,I	8.78%	9.10%	8.15%
Supplemental Data
Net assets, end of period (in millions)	$ 556	$ 613	$ 426	$ 704	$ 956	$ 1,192
Portfolio turnover rate	77%A	111%	85%	68%	63%	61%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. HAmount represents less than $.001 per share. IAs a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended Ocrober 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.25% to 9.36%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.49	$ 6.40	$ 8.16	$ 9.63	$ 11.11	$ 11.09
Income from Investment Operations
Net investment income (loss)E	.339	.801	.708G,I	.796	.969	.926
Net realized and unrealized gain (loss)	.302	2.868	(1.859) G,I	(1.560)	(1.634)	.280
Total from investment operations	.641	3.669	(1.151)	(.764)	(.665)	1.206
Distributions from net investment income	(.631)	(.579)	(.609)	(.706)	(.815)	(.941)
Distributions from net realized gain	-	-	-	-	-	(.120)
Distributions in excess of net realized gain	-	-	-	-	-	(.080)
Distributions from return of capital	-	-	-	-	-	(.045)
Total distributions	(.631)	(.579)	(.609)	(.706)	(.815)	(1.186)
Redemption fees added to paid in capitalE	-H	-	-	-	-	-
Net asset value, end of period	$ 9.50	$ 9.49	$ 6.40	$ 8.16	$ 9.63	$ 11.11
Total ReturnB,C,D	6.86%	59.11%	(14.98)%	(8.41)%	(6.45)%	11.00%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.82%A	1.82%	1.84%	1.80%	1.78%	1.78%
Expenses net of voluntary waivers, if any	1.82%A	1.82%	1.84%	1.80%	1.78%	1.78%
Expenses net of all reductions	1.82%A	1.82%	1.84%	1.79%	1.78%	1.78%
Net investment income (loss)	7.08%A	9.62%	9.29%G,I	8.71%	9.02%	8.06%
Supplemental Data
Net assets, end of period (in millions)	$ 208	$ 219	$ 132	$ 197	$ 247	$ 269
Portfolio turnover rate	77%A	111%	85%	68%	63%	61%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. HAmount represents less than $.001 per share. IAs a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.19% to 9.29%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 6.24	$ 7.97	$ 9.43	$ 10.90	$ 10.90
Income from Investment Operations
Net investment income (loss)D	.376	.867	.759F,H	.862	1.055	1.024
Net realized and unrealized gain (loss)	.294	2.796	(1.805)F,H	(1.528)	(1.606)	.269
Total from investment operations	.670	3.663	(1.046)	(.666)	(.551)	1.293
Distributions from net investment income	(.680)	(.663)	(.684)	(.794)	(.919)	(1.044)
Distributions from net realized gain	-	-	-	-	-	(.120)
Distributions in excess of net realized gain	-	-	-	-	-	(.080)
Distributions from return of capital	-	-	-	-	-	(.049)
Total distributions	(.680)	(.663)	(.684)	(.794)	(.919)	(1.293)
Redemption fees added to paid in capitalD	-G	-	-	-	-	-
Net asset value, end of period	$ 9.23	$ 9.24	$ 6.24	$ 7.97	$ 9.43	$ 10.90
Total ReturnB,C	7.39%	60.82%	(14.09)%	(7.58)%	(5.56)%	12.05%
Ratios to Average Net AssetsE
Expenses before expense reductions	.82%A	.82%	.85%	.83%	.82%	.82%
Expenses net of voluntary waivers, if any	.82%A	.82%	.85%	.83%	.82%	.82%
Expenses net of all reductions	.82%A	.82%	.85%	.83%	.82%	.81%
Net investment income (loss)	8.08%A	10.62%	10.28%F,H	9.67%	9.98%	9.03%
Supplemental Data
Net assets, end of period (in millions)	$ 218	$ 218	$ 82	$ 87	$ 89	$ 123
Portfolio turnover rate	77%A	111%	85%	68%	63%	61%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FEffective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. GAmount represents less than $.001 per share. HAs a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.067 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 11.18% to 10.28%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor High Income Advantage Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested

Semiannual Report

1. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 358,319
Unrealized depreciation	(133,547)
Net unrealized appreciation (depreciation)	$ 224,772
Cost for federal income tax purposes	$ 2,277,259

Short-Term Trading (Redemption) Fees. Shares purchased after March, 31, 2004 and held in the fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, the fund had unfunded loan commitments of $433. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 229	$ 1
Class T	0%	.25%	1,755	48
Class B	.65%	.25%	2,715	1,965
Class C	.75%	.25%	1,121	242
			$ 5,820	$ 2,256

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 89
Class T	95
Class B*	574
Class C*	31
$ 789

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 302	.20*
Class T	1,251	.18*
Class B	640	.21*
Class C	204	.18*
Institutional Class	226	.19*
	$ 2,623

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $841 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 22,133	$ 18,374
Class T	98,592	106,158
Class B	40,403	38,278
Class C	15,009	12,553
Institutional Class	17,753	11,905
Total	$ 193,890	$ 187,268

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	10,852	34,832	$ 104,615	$ 293,119
Reinvestment of distributions	1,467	1,400	13,955	11,574
Shares redeemed	(15,977)	(28,472)	(153,646)	(242,005)
Net increase (decrease)	(3,658)	7,760	$ (35,076)	$ 62,688
Class T
Shares sold	28,423	147,909	$ 274,732	$ 1,204,516
Reinvestment of distributions	8,331	10,623	79,490	86,420
Shares redeemed	(49,475)	(178,448)	(475,950)	(1,494,673)
Net increase (decrease)	(12,721)	(19,916)	$ (121,728)	$ (203,737)
Class B
Shares sold	3,242	13,142	$ 31,124	$ 110,687
Reinvestment of distributions	2,762	2,927	26,178	23,946
Shares redeemed	(12,107)	(18,040)	(115,909)	(149,301)
Net increase (decrease)	(6,103)	(1,971)	$ (58,607)	$ (14,668)
Class C
Shares sold	4,968	12,912	$ 47,812	$ 109,440
Reinvestment of distributions	1,034	918	9,827	7,575
Shares redeemed	(7,235)	(11,394)	(69,336)	(96,409)
Net increase (decrease)	(1,233)	2,436	$ (11,697)	$ 20,606
Institutional Class
Shares sold	13,856	37,471	$ 129,640	$ 306,562
Reinvestment of distributions	1,624	1,212	15,011	9,794
Shares redeemed	(15,497)	(28,190)	(143,769)	(231,812)
Net increase (decrease)	(17)	10,493	$ 882	$ 84,544

Semiannual Report

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Revlon, Inc. Class A	$ 708	$ 2,097	$ 1,815	$ -	$ 130,161
Pathmark Stores, Inc.	19,526	-	-	-	24,035
TOTALS	$ 20,234	$ 2,097	$ 1,815	$ -	$ 154,196

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

HY-USAN-0604
1.784886.101

Fidelity® Advisor

High Income Advantage

Fund - Institutional Class

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
AES Corp.	6.0	6.7
Qwest Services Corp.	5.3	4.9
Revlon, Inc.	5.1	0.0
Level 3 Communications, Inc.	4.9	4.0
Ahold Fin Usa, Inc.	3.4	3.8
	24.7
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	22.9	22.1
Energy	11.8	10.3
Electric Utilities	9.2	15.0
Food and Drug Retail	7.5	9.9
Consumer Products	5.4	2.9
Quality Diversification (% of fund's net assets) as of April 30, 2004
As of April 30, 2004	As of October 31, 2003
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 2.4%	BBB 0.2%
BB 1.8%	BB 1.4%
B 29.5%	B 36.1%
CCC,CC,C 39.1%	CCC,CC,C 36.7%
D 0.0%	D 0.2%
Not Rated 6.6%	Not Rated 6.5%
Equities 17.7%	Equities 10.6%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 8.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2004*		As of October 31, 2003**
	Nonconvertible Bonds 72.8%		Nonconvertible Bonds 75.9%
	Convertible Bonds, Preferred Stocks 2.1%		Convertible Bonds, Preferred Stocks 2.6%
	Common Stocks 16.8%		Common Stocks 9.1%
	Other Investments 5.4%		Other Investments 4.1%
	Short-Term Investments and Net Other Assets 2.9%		Short-Term Investments and Net Other Assets 8.3%
* Foreign investments	6.3%	** Foreign investments	5.3%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 74.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 1.2%
Cable TV - 0.5%
Telewest Finance Jersey Ltd. 6% 7/7/05 (c)(f)	$ 11,375	$ 11,432
Energy - 0.1%
Hanover Compressor Co. 4.75% 3/15/08	2,360	2,195
Technology - 0.5%
Conexant Systems, Inc. 4% 2/1/07	13,260	13,061
Telecommunications - 0.1%
Level 3 Communications, Inc. 6% 9/15/09	4,920	2,558
TOTAL CONVERTIBLE BONDS		29,246
Nonconvertible Bonds - 72.8%
Aerospace - 1.6%
Primus International, Inc. 10.5% 4/15/09 (f)	4,100	4,100
Ship Finance International Ltd. 8.5% 12/15/13 (f)	36,470	35,741
		39,841
Air Transportation - 3.0%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	13,320	12,288
6.977% 11/23/22	833	760
7.377% 5/23/19	16,846	12,634
7.379% 5/23/16	10,460	7,845
7.8% 4/1/08	9,740	9,253
10.18% 1/2/13	5,055	3,993
Continental Airlines, Inc. pass thru trust certificates:
6.795% 8/2/18	322	274
6.9% 1/2/18	2,165	2,133
7.256% 9/15/21	679	678
8.307% 4/2/18	360	320
Delta Air Lines, Inc.:
7.9% 12/15/09	5,000	2,750
10% 8/15/08 (f)	4,000	2,400
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	985	778
7.779% 11/18/05	1,250	1,000
7.779% 1/2/12	2,133	1,493
Northwest Airlines, Inc.:
7.875% 3/15/08	4,675	3,460
9.875% 3/15/07	800	672
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc.: - continued
10.5% 4/1/09	$ 13,637	$ 10,910
Northwest Airlines, Inc. pass thru trust certificates 9.179% 10/1/11	1,846	1,496
		75,137
Automotive - 1.1%
Delco Remy International, Inc. 9.375% 4/15/12 (f)	2,940	2,896
Keystone Automotive Operations, Inc. 9.75% 11/1/13 (f)	1,640	1,788
Tenneco Automotive, Inc. 11.625% 10/15/09	13,765	15,004
Visteon Corp. 7% 3/10/14	7,155	6,971
		26,659
Building Materials - 1.0%
Owens Corning:
7% 3/15/09 (c)	25,600	10,496
7.5% 5/1/05 (c)	12,000	4,920
7.5% 8/1/18 (c)	4,000	1,640
7.7% 5/1/08 (c)	1,440	590
Texas Industries, Inc. 10.25% 6/15/11	7,000	7,910
		25,556
Cable TV - 3.2%
Cablevision Systems Corp. 8% 4/15/12 (f)	25,300	25,237
NTL Cable PLC 8.75% 4/15/14 (f)	4,030	4,141
Pegasus Communications Corp. 12.5% 8/1/07	2,070	1,573
Pegasus Satellite Communications, Inc.:
11.25% 1/15/10 (f)	12,169	8,762
13.5% 3/1/07	9,895	5,937
Telewest Communications PLC yankee:
9.875% 2/1/10 (c)	14,745	8,773
11.25% 11/1/08 (c)	6,627	4,109
Telewest PLC yankee 9.625% 10/1/06 (c)	38,485	23,476
		82,008
Capital Goods - 0.8%
Hexcel Corp. 9.75% 1/15/09	12,074	12,678
Sensus Metering Systems, Inc. 8.625% 12/15/13 (f)	1,800	1,778
Thermadyne Holdings Corp. 9.25% 2/1/14 (f)	5,710	5,824
		20,280
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Chemicals - 1.5%
Avecia Group PLC 11% 7/1/09	$ 2,505	$ 2,004
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	5,920	6,601
Georgia Gulf Corp. 7.125% 12/15/13 (f)	2,680	2,801
HMP Equity Holdings Corp. 0% 5/15/08 unit (f)	4,930	3,796
Huntsman ICI Chemicals LLC 10.125% 7/1/09	13,210	13,771
Huntsman LLC 11.625% 10/15/10	5,240	5,712
Phibro Animal Health Corp. 13% 12/1/07 unit (f)	2,800	3,010
		37,695
Consumer Products - 0.3%
Amscan Holdings, Inc. 8.75% 5/1/14 (f)	2,760	2,801
Interactive Health LLC/Interactive Health Finance Corp. 7.25% 4/1/11 (f)	5,430	4,724
		7,525
Containers - 1.0%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	9,710	7,404
Owens-Illinois, Inc. 7.5% 5/15/10	3,490	3,368
U.S. Can Corp. 10.875% 7/15/10	4,690	4,831
Vitro SA de CV 11.75% 11/1/13 (f)	10,670	10,083
		25,686
Diversified Financial Services - 0.3%
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12 (f)	1,860	1,934
Metris Companies, Inc.:
10% 11/1/04	430	430
10.125% 7/15/06	6,480	6,383
		8,747
Electric Utilities - 6.4%
AES Corp.:
7.75% 3/1/14	40,370	39,664
8.75% 6/15/08	9,699	10,038
9.375% 9/15/10	20,364	21,789
9.5% 6/1/09	11,516	12,308
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	21,396	20,968
8.75% 4/15/12 (f)	24,645	24,707
CMS Energy Corp.:
7.5% 1/15/09	6,000	6,030
8.5% 4/15/11	10,000	10,400
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
CMS Energy Corp.: - continued
8.9% 7/15/08	$ 2,685	$ 2,833
NRG Energy, Inc. 8% 12/15/13 (f)	14,180	14,322
		163,059
Energy - 11.1%
El Paso Corp.:
7% 5/15/11	55,485	47,578
7.875% 6/15/12	12,620	11,216
El Paso Energy Corp.:
6.75% 5/15/09	47,730	42,360
6.95% 12/15/07	37,805	35,064
7.375% 12/15/12	22,275	19,129
7.8% 8/1/31	2,125	1,679
El Paso Production Holding Co. 7.75% 6/1/13	6,500	6,175
General Maritime Corp. 10% 3/15/13	6,700	7,571
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 8.5% 6/1/10	7,222	8,016
Hanover Compressor Co.:
0% 3/31/07	22,830	17,294
8.625% 12/15/10	2,030	2,142
J. Ray McDermott SA 11% 12/15/13 (f)	3,560	3,400
Parker Drilling Co. 9.625% 10/1/13	3,050	3,294
Petroleum Geo-Services ASA 10% 11/5/10	13,060	14,105
The Coastal Corp.:
6.5% 6/1/08	14,245	12,215
6.95% 6/1/28	370	269
7.5% 8/15/06	5,730	5,444
7.625% 9/1/08	970	861
7.75% 6/15/10	30,265	26,179
7.75% 10/15/35	1,970	1,517
Williams Companies, Inc.:
7.5% 1/15/31	10,225	9,560
7.875% 9/1/21	5,600	5,453
		280,521
Entertainment/Film - 0.6%
AMC Entertainment, Inc. 8% 3/1/14 (f)	6,960	6,803
Cinemark, Inc. 0% 3/15/14 (d)(f)	9,640	6,049
Livent, Inc. yankee 9.375% 10/15/04 (c)	11,100	1,887
		14,739
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - 6.3%
Ahold Finance USA, Inc.:
6.25% 5/1/09	$ 10,000	$ 10,025
6.875% 5/1/29	24,961	22,340
8.25% 7/15/10	49,237	53,668
Nutritional Sourcing Corp. 10.125% 8/1/09	21,526	13,346
Rite Aid Corp.:
8.125% 5/1/10	8,080	8,747
9.5% 2/15/11	2,700	3,031
11.25% 7/1/08	2,335	2,592
12.5% 9/15/06	8,905	10,285
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	21,350	19,962
9.125% 12/15/11	19,180	16,687
		160,683
Food/Beverage/Tobacco - 0.5%
Doane Pet Care Co.:
9.75% 5/15/07	3,730	3,413
10.75% 3/1/10	6,605	7,034
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11 (f)	1,870	1,987
		12,434
Gaming - 0.2%
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	5,130	5,964
Healthcare - 0.4%
National Nephrology Associates, Inc. 9% 11/1/11 (f)	2,150	2,494
Tenet Healthcare Corp.:
6.375% 12/1/11	5,725	4,952
6.5% 6/1/12	810	693
7.375% 2/1/13	1,615	1,454
		9,593
Homebuilding/Real Estate - 0.9%
Champion Home Builders Co. 11.25% 4/15/07	20,705	22,776
Hotels - 0.1%
Hines Nurseries, Inc. 10.25% 10/1/11	1,630	1,785
Insurance - 2.0%
Provident Companies, Inc.:
7% 7/15/18	17,420	16,418
7.25% 3/15/28	12,340	11,518
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Insurance - continued
UnumProvident Corp.:
6.75% 12/15/28	$ 11,350	$ 10,385
7.19% 2/1/28	3,250	2,974
7.375% 6/15/32	9,190	8,662
		49,957
Leisure - 0.0%
Equinox Holdings Ltd. 9% 12/15/09 (f)	1,000	1,030
Metals/Mining - 0.8%
America Rock Salt Co. LLC 9.5% 3/15/14 (f)	1,830	1,899
Haynes International, Inc. 11.625% 9/1/04 (c)	27,835	18,649
		20,548
Paper - 0.9%
Blue Ridge Paper Products, Inc. 9.5% 12/15/08 (f)	1,700	1,564
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (f)	3,680	3,606
Georgia-Pacific Corp.:
7.375% 12/1/25	1,330	1,293
8% 1/15/24 (f)	16,580	17,222
		23,685
Publishing/Printing - 0.3%
NBC Acquisition Corp. 0% 3/15/13 (d)(f)	12,830	8,211
Railroad - 0.4%
TFM SA de CV 12.5% 6/15/12	8,880	9,835
Restaurants - 0.2%
Friendly Ice Cream Corp. 8.375% 6/15/12 (f)	5,220	5,311
Steels - 1.7%
Allegheny Ludlum Corp. 6.95% 12/15/25	10,530	9,477
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	20,310	22,747
Ispat Inland ULC 9.75% 4/1/14 (f)	9,340	9,527
		41,751
Super Retail - 2.3%
Barneys, Inc. 9% 4/1/08	6,720	6,922
Golfsmith International, Inc. 8.375% 10/15/09	8,930	8,305
J. Crew Intermediate LLC 0% 5/15/08 (d)	28,649	23,062
J. Crew Operating Corp. 10.375% 10/15/07	19,545	19,545
		57,834
Technology - 1.6%
Danka Business Systems PLC 11% 6/15/10	7,240	7,385
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Technology - continued
Marconi Corp. PLC 8% 4/30/08 (f)	$ 8,149	$ 8,883
Semiconductor Note Partners Trust 0% 8/4/11 (f)	2,030	2,923
Viasystems, Inc. 10.5% 1/15/11 (f)	12,680	14,075
Xerox Corp. 7.2% 4/1/16	6,660	6,593
		39,859
Telecommunications - 18.8%
Cincinnati Bell, Inc. 8.375% 1/15/14	3,400	3,196
Citizens Communications Co. 9.25% 5/15/11	6,410	6,714
Crown Castle International Corp. 7.5% 12/1/13	10,000	9,950
Level 3 Communications, Inc.:
0% 3/15/10 (d)	9,940	6,660
9.125% 5/1/08	40,005	28,304
10.5% 12/1/08	51,370	36,730
11% 3/15/08	49,600	36,952
11.25% 3/15/10	14,455	10,408
Level 3 Financing, Inc. 10.75% 10/15/11 (f)	13,350	11,948
MCI, Inc.:
5.908% 5/1/07	17,156	16,963
6.688% 5/1/09	17,155	16,276
7.735% 5/1/14	14,704	13,693
Nextel Partners, Inc.:
8.125% 7/1/11	23,705	24,594
11% 3/15/10	5,720	6,435
11% 3/15/10	11,720	13,185
12.5% 11/15/09	9,583	11,260
Qwest Services Corp. 13.5% 12/15/10 (f)	115,564	133,470
SBA Communication Corp./SBA Telcommunications, Inc. 0% 12/15/11 (d)(f)	3,620	2,661
SBA Communications Corp. 10.25% 2/1/09	7,380	7,380
SpectraSite, Inc. 8.25% 5/15/10	4,960	5,258
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	16,450	14,229
Time Warner Telecom, Inc. 10.125% 2/1/11	12,950	11,137
Triton PCS, Inc.:
8.75% 11/15/11	27,760	25,678
9.375% 2/1/11	21,694	20,501
U.S. West Communications:
6.875% 9/15/33	1,755	1,474
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Communications: - continued
7.25% 10/15/35	$ 595	$ 544
7.5% 6/15/23	704	644
		476,244
Textiles & Apparel - 3.5%
Kosa Lux Finance BV/Kosa UK Finance BV/Arteva Global Holdings BV/Kosa Canada Co. 9.25% 5/1/12 (f)	5,010	5,010
Levi Strauss & Co.:
7% 11/1/06	33,610	28,316
11.625% 1/15/08	29,805	27,123
12.25% 12/15/12	31,200	28,080
		88,529
TOTAL NONCONVERTIBLE BONDS		1,843,482
TOTAL CORPORATE BONDS (Cost $1,802,835)		1,872,728
Common Stocks - 16.8%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	15,928	0
Cable TV - 1.2%
EchoStar Communications Corp. Class A (a)	702,396	23,313
NTL, Inc. (a)	125,900	7,147
NTL, Inc. warrants 1/13/11 (a)	3	0
Pegasus Communications Corp. warrants 1/1/07 (a)	6,509	0
		30,460
Chemicals - 0.2%
Hercules Trust II unit	5,500	4,267
Consumer Products - 5.1%
Revlon, Inc. Class A (a)(e)	38,853,884	130,161
Containers - 1.6%
Owens-Illinois, Inc. (a)	2,920,800	40,774
Trivest 1992 Special Fund Ltd. (a)(h)	3,037,732	30
		40,804
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Electric Utilities - 2.7%
AES Corp. (a)	8,006,409	$ 69,416
Energy - 0.6%
Chesapeake Energy Corp.	1,000,000	13,750
Entertainment/Film - 0.5%
AMC Entertainment, Inc. (a)	772,300	12,318
Livent, Inc. (a)	125,200	0
		12,318
Food and Drug Retail - 1.2%
Pathmark Stores, Inc. (a)(e)	2,811,078	24,035
Pathmark Stores, Inc. warrants 9/19/10 (a)	747,828	740
Rite Aid Corp. (a)	1,218,172	5,969
		30,744
Healthcare - 2.3%
DaVita, Inc. (a)	1,143,564	58,436
Hotels - 0.1%
Wyndham International, Inc. Class A (a)	2,420,800	2,469
Super Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	6,720	168
Technology - 0.9%
ChipPAC, Inc. Class A (a)	300,000	1,839
Viasystems Group, Inc. (a)(h)	1,026,780	20,536
		22,375
Telecommunications - 0.4%
Cincinnati Bell, Inc. (a)	954,428	3,770
Covad Communications Group, Inc. (a)	1,948	4
Crown Castle International Corp. (a)	41,274	576
Level 3 Communications, Inc. (a)	700,000	1,981
McLeodUSA, Inc. Class A (a)	1,977,550	1,760
SpectraSite, Inc. (a)	73,143	2,733
		10,824
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (h)	42,253	510
Pillowtex Corp. (a)	490,256	1
		511
TOTAL COMMON STOCKS (Cost $313,040)		426,703
Preferred Stocks - 0.9%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.8%
Paper - 0.5%
Temple-Inland, Inc. 7.50% DECS	232,000	$ 13,015
Telecommunications - 0.3%
Crown Castle International Corp. 6.25% PIERS	151,600	6,974
TOTAL CONVERTIBLE PREFERRED STOCKS		19,989
Nonconvertible Preferred Stocks - 0.1%
Broadcasting - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	2,656	2,696
Cable TV - 0.0%
CSC Holdings, Inc. Series H, 11.75%	1	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,696
TOTAL PREFERRED STOCKS (Cost $19,739)		22,685
Floating Rate Loans - 5.4%
	Principal Amount (000s)
Building Materials - 0.2%
Owens Corning revolver loan 6% 11/15/04 (g)	$ 6,587	4,809
Electric Utilities - 0.1%
NRG Energy, Inc.:
Term Loan 5.5% 6/23/10 (g)	1,557	1,603
Credit-Linked Deposit 5.5% 6/23/10 (g)	875	901
		2,504
Hotels - 1.8%
Wyndham International, Inc. term loan:
5.875% 6/30/06 (g)	38,083	36,560
6.875% 4/1/06 (g)	9,131	9,017
		45,577
Telecommunications - 3.3%
Choice One Communications, Inc.:
Tranche A term loan 0% 7/31/08 (g)	4,310	2,974
Tranche B term loan 5.88% 1/31/09 (g)	8,220	5,672
McLeodUSA, Inc.:
revolver loan 4.6533% 5/31/07 (g)	9,402	6,111
Tranche A term loan 4.6527% 5/31/07 (g)	9,875	6,617
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Telecommunications - continued
Tranche B term loan 5.3999% 5/30/08 (g)	$ 93,438	$ 61,669
SpectraSite Communications, Inc. term loan 3.42% 12/31/07 (g)	1,647	1,669
		84,712
TOTAL FLOATING RATE LOANS (Cost $131,266)		137,602
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 1.06% (b) (Cost $40,172)	40,171,947	40,172
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.94%, dated 4/30/04 due 5/3/04) (Cost $2,141)	$ 2,141	2,141
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $2,309,193)	2,502,031
NET OTHER ASSETS - 1.2%	30,229
NET ASSETS - 100%	$ 2,532,260
Security Type Abbreviations
DECS - Dividend Enhanced Convertible Stock/Debt Exchangeable for Common Stock
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $420,350,000 or 16.6% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,076,000 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Viasystems Group, Inc.	2/13/04	$ 20,664
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $992,779,000 and $1,184,437,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26,000 for the period.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $137,602,000 or 5.4% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $35,260,000. The weighted average interest rate was 1.12%. At period end there were no interfund loans outstanding.

Income Tax Information

At October 31, 2003, the fund had a capital loss carryforward of approximately $1,282,168,000 of which $314,609,000, $488,641,000 and $478,918,000 will expire on October 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,743 and repurchase agreements of $2,141)(cost $2,309,193) - See accompanying schedule		$ 2,502,031
Cash		1
Receivable for investments sold		20,940
Receivable for fund shares sold		3,109
Interest receivable		46,157
Prepaid expenses		10
Other affiliated receivables		12
Other receivables		15
Total assets		2,572,275

Liabilities
Payable for investments purchased	$ 21,733
Payable for fund shares redeemed	8,448
Distributions payable	2,469
Accrued management fee	1,244
Distribution fees payable	908
Other affiliated payables	559
Other payables and accrued expenses	39
Collateral on securities loaned, at value	4,615
Total liabilities		40,015

Net Assets		$ 2,532,260
Net Assets consist of:
Paid in capital		$ 3,471,023
Undistributed net investment income		60,551
Accumulated undistributed net realized gain (loss) on investments		(1,192,153)
Net unrealized appreciation (depreciation) on investments		192,839
Net Assets		$ 2,532,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($272,851 ÷ 28,696 shares)	$ 9.51

Maximum offering price per share (100/95.25 of $9.51)	$ 9.98
Class T: Net Asset Value and redemption price per share ($1,278,402 ÷ 134,071 shares)	$ 9.54

Maximum offering price per share (100/96.50 of $9.54)	$ 9.89
Class B: Net Asset Value and offering price per share ($555,590 ÷ 58,635 shares)A	$ 9.48

Class C: Net Asset Value and offering price per share ($207,556 ÷ 21,844 shares)A	$ 9.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($217,861 ÷ 23,611 shares)	$ 9.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 1,316
Interest		121,650
Security lending		42
Total income		123,008

Expenses
Management fee	$ 8,005
Transfer agent fees	2,623
Distribution fees	5,820
Accounting and security lending fees	463
Non-interested trustees' compensation	9
Appreciation in deferred trustee compensation account	6
Custodian fees and expenses	36
Registration fees	109
Audit	40
Legal	36
Interest	4
Miscellaneous	22
Total expenses before reductions	17,173
Expense reductions	(5)	17,168
Net investment income (loss)		105,840
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities (including realized gain (loss) of $878 on sales of investments in affiliated issuers)		94,786
Change in net unrealized appreciation (depreciation) on investment securities		(3,855)
Net gain (loss)		90,931
Net increase (decrease) in net assets resulting from operations		$ 196,771

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 105,840	$ 251,457
Net realized gain (loss)	94,786	198,118
Change in net unrealized appreciation (depreciation)	(3,855)	677,026
Net increase (decrease) in net assets resulting from operations	196,771	1,126,601
Distributions to shareholders from net investment income	(193,890)	(187,268)
Share transactions - net increase (decrease)	(226,226)	(50,567)
Redemption fees	5	-
Total increase (decrease) in net assets	(223,340)	888,766

Net Assets
Beginning of period	2,755,600	1,866,834
End of period (including undistributed net investment income of $60,551 and undistributed net investment income of $148,601, respectively)	$ 2,532,260	$ 2,755,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.50	$ 6.40	$ 8.17	$ 9.64	$ 11.12	$ 11.09
Income from Investment Operations
Net investment income (loss) E	.380	.873	.767 G,I	.869	1.059	1.022
Net realized and unrealized gain (loss)	.299	2.875	(1.866) G,I	(1.558)	(1.634)	.287
Total from investment operations	.679	3.748	(1.099)	(.689)	(.575)	1.309
Distributions from net investment income	(.669)	(.648)	(.671)	(.781)	(.905)	(1.030)
Distributions from net realized gain	-	-	-	-	-	(.120)
Distributions in excess of net realized gain	-	-	-	-	-	(.080)
Distributions from return of capital	-	-	-	-	-	(.049)
Total distributions	(.669)	(.648)	(.671)	(.781)	(.905)	(1.279)
Redemption fees added to paid in capitalE	-H	-	-	-	-	-
Net asset value, end of period	$ 9.51	$ 9.50	$ 6.40	$ 8.17	$ 9.64	$ 11.12
Total Return B,C,D	7.29%	60.58%	(14.39)%	(7.64)%	(5.66)%	11.98%
Ratios to Average Net Assets F
Expenses before expense reductions	.98%A	.99%	1.02%	.97%	.94%	.95%
Expenses net of voluntary waivers, if any	.98%A	.99%	1.02%	.97%	.94%	.95%
Expenses net of all reductions	.98%A	.99%	1.01%	.97%	.94%	.95%
Net investment income (loss)	7.92%A	10.45%	10.12% G,I	9.53%	9.86%	8.89%
Supplemental Data
Net assets, end of period (in millions)	$ 273	$ 307	$ 157	$ 189	$ 209	$ 221
Portfolio turnover rate	77% A	111%	85%	68%	63%	61%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. HAmount represents less than $.001 per share. IAs a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 11.01% to 10.12%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.52	$ 6.42	$ 8.18	$ 9.66	$ 11.14	$ 11.11
Income from Investment Operations
Net investment income (loss)E	.377	.859	.766 G,I	.865	1.055	1.021
Net realized and unrealized gain (loss)	.310	2.883	(1.860) G,I	(1.572)	(1.640)	.274
Total from investment operations	.687	3.742	(1.094)	(.707)	(.585)	1.295
Distributions from net investment income	(.667)	(.642)	(.666)	(.773)	(.895)	(1.017)
Distributions from net realized gain	-	-	-	-	-	(.120)
Distributions in excess of net realized gain	-	-	-	-	-	(.080)
Distributions from return of capital	-	-	-	-	-	(.048)
Total distributions	(.667)	(.642)	(.666)	(.773)	(.895)	(1.265)
Redemption fees added to paid in capitalE	-H	-	-	-	-	-
Net asset value, end of period	$ 9.54	$ 9.52	$ 6.42	$ 8.18	$ 9.66	$ 11.14
Total ReturnB,C,D	7.35%	60.26%	(14.30)%	(7.81)%	(5.73)%	11.83%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.06%A	1.06%	1.08%	1.06%	1.03%	1.04%
Expenses net of voluntary waivers, if any	1.06%A	1.06%	1.08%	1.06%	1.03%	1.04%
Expenses net of all reductions	1.06%A	1.06%	1.08%	1.05%	1.03%	1.04%
Net investment income (loss)	7.84%A	10.38%	10.05%G,I	9.45%	9.76%	8.80%
Supplemental Data
Net assets, end of period (in millions)	$ 1,278	$ 1,398	$ 1,070	$ 1,473	$ 1,777	$ 2,351
Portfolio turnover rate	77%A	111%	85%	68%	63%	61%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. HAmount represents less than $.001 per share. IAs a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.95% to 10.05%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 6.38	$ 8.15	$ 9.61	$ 11.09	$ 11.07
Income from Investment Operations
Net investment income (loss)E	.342	.802	.712G,I	.801	.978	.938
Net realized and unrealized gain (loss)	.302	2.873	(1.868) G,I	(1.549)	(1.634)	.276
Total from investment operations	.644	3.675	(1.156)	(.748)	(.656)	1.214
Distributions from net investment income	(.634)	(.585)	(.614)	(.712)	(.824)	(.949)
Distributions from net realized gain	-	-	-	-	-	(.120)
Distributions in excess of net realized gain	-	-	-	-	-	(.080)
Distributions from return of capital	-	-	-	-	-	(.045)
Total distributions	(.634)	(.585)	(.614)	(.712)	(.824)	(1.194)
Redemption fees added to paid in capitalE	-H	-	-	-	-	-
Net asset value, end of period	$ 9.48	$ 9.47	$ 6.38	$ 8.15	$ 9.61	$ 11.09
Total ReturnB,C,D	6.92%	59.42%	(15.07)%	(8.25)%	(6.39)%	11.10%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.75%A	1.75%	1.78%	1.73%	1.70%	1.70%
Expenses net of voluntary waivers, if any	1.75%A	1.75%	1.78%	1.73%	1.70%	1.70%
Expenses net of all reductions	1.75%A	1.75%	1.77%	1.72%	1.70%	1.69%
Net investment income (loss)	7.15%A	9.69%	9.36%G,I	8.78%	9.10%	8.15%
Supplemental Data
Net assets, end of period (in millions)	$ 556	$ 613	$ 426	$ 704	$ 956	$ 1,192
Portfolio turnover rate	77%A	111%	85%	68%	63%	61%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. HAmount represents less than $.001 per share. IAs a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended Ocrober 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.25% to 9.36%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.49	$ 6.40	$ 8.16	$ 9.63	$ 11.11	$ 11.09
Income from Investment Operations
Net investment income (loss)E	.339	.801	.708G,I	.796	.969	.926
Net realized and unrealized gain (loss)	.302	2.868	(1.859) G,I	(1.560)	(1.634)	.280
Total from investment operations	.641	3.669	(1.151)	(.764)	(.665)	1.206
Distributions from net investment income	(.631)	(.579)	(.609)	(.706)	(.815)	(.941)
Distributions from net realized gain	-	-	-	-	-	(.120)
Distributions in excess of net realized gain	-	-	-	-	-	(.080)
Distributions from return of capital	-	-	-	-	-	(.045)
Total distributions	(.631)	(.579)	(.609)	(.706)	(.815)	(1.186)
Redemption fees added to paid in capitalE	-H	-	-	-	-	-
Net asset value, end of period	$ 9.50	$ 9.49	$ 6.40	$ 8.16	$ 9.63	$ 11.11
Total ReturnB,C,D	6.86%	59.11%	(14.98)%	(8.41)%	(6.45)%	11.00%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.82%A	1.82%	1.84%	1.80%	1.78%	1.78%
Expenses net of voluntary waivers, if any	1.82%A	1.82%	1.84%	1.80%	1.78%	1.78%
Expenses net of all reductions	1.82%A	1.82%	1.84%	1.79%	1.78%	1.78%
Net investment income (loss)	7.08%A	9.62%	9.29%G,I	8.71%	9.02%	8.06%
Supplemental Data
Net assets, end of period (in millions)	$ 208	$ 219	$ 132	$ 197	$ 247	$ 269
Portfolio turnover rate	77%A	111%	85%	68%	63%	61%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GEffective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. HAmount represents less than $.001 per share. IAs a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 10.19% to 9.29%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 6.24	$ 7.97	$ 9.43	$ 10.90	$ 10.90
Income from Investment Operations
Net investment income (loss)D	.376	.867	.759F,H	.862	1.055	1.024
Net realized and unrealized gain (loss)	.294	2.796	(1.805)F,H	(1.528)	(1.606)	.269
Total from investment operations	.670	3.663	(1.046)	(.666)	(.551)	1.293
Distributions from net investment income	(.680)	(.663)	(.684)	(.794)	(.919)	(1.044)
Distributions from net realized gain	-	-	-	-	-	(.120)
Distributions in excess of net realized gain	-	-	-	-	-	(.080)
Distributions from return of capital	-	-	-	-	-	(.049)
Total distributions	(.680)	(.663)	(.684)	(.794)	(.919)	(1.293)
Redemption fees added to paid in capitalD	-G	-	-	-	-	-
Net asset value, end of period	$ 9.23	$ 9.24	$ 6.24	$ 7.97	$ 9.43	$ 10.90
Total ReturnB,C	7.39%	60.82%	(14.09)%	(7.58)%	(5.56)%	12.05%
Ratios to Average Net AssetsE
Expenses before expense reductions	.82%A	.82%	.85%	.83%	.82%	.82%
Expenses net of voluntary waivers, if any	.82%A	.82%	.85%	.83%	.82%	.82%
Expenses net of all reductions	.82%A	.82%	.85%	.83%	.82%	.81%
Net investment income (loss)	8.08%A	10.62%	10.28%F,H	9.67%	9.98%	9.03%
Supplemental Data
Net assets, end of period (in millions)	$ 218	$ 218	$ 82	$ 87	$ 89	$ 123
Portfolio turnover rate	77%A	111%	85%	68%	63%	61%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FEffective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. GAmount represents less than $.001 per share. HAs a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended October 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.067 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 11.18% to 10.28%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor High Income Advantage Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested

Semiannual Report

1. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 358,319
Unrealized depreciation	(133,547)
Net unrealized appreciation (depreciation)	$ 224,772
Cost for federal income tax purposes	$ 2,277,259

Short-Term Trading (Redemption) Fees. Shares purchased after March, 31, 2004 and held in the fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements - continued

accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, the fund had unfunded loan commitments of $433. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 229	$ 1
Class T	0%	.25%	1,755	48
Class B	.65%	.25%	2,715	1,965
Class C	.75%	.25%	1,121	242
			$ 5,820	$ 2,256

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 89
Class T	95
Class B*	574
Class C*	31
$ 789

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 302	.20*
Class T	1,251	.18*
Class B	640	.21*
Class C	204	.18*
Institutional Class	226	.19*
	$ 2,623

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $841 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 22,133	$ 18,374
Class T	98,592	106,158
Class B	40,403	38,278
Class C	15,009	12,553
Institutional Class	17,753	11,905
Total	$ 193,890	$ 187,268

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	10,852	34,832	$ 104,615	$ 293,119
Reinvestment of distributions	1,467	1,400	13,955	11,574
Shares redeemed	(15,977)	(28,472)	(153,646)	(242,005)
Net increase (decrease)	(3,658)	7,760	$ (35,076)	$ 62,688
Class T
Shares sold	28,423	147,909	$ 274,732	$ 1,204,516
Reinvestment of distributions	8,331	10,623	79,490	86,420
Shares redeemed	(49,475)	(178,448)	(475,950)	(1,494,673)
Net increase (decrease)	(12,721)	(19,916)	$ (121,728)	$ (203,737)
Class B
Shares sold	3,242	13,142	$ 31,124	$ 110,687
Reinvestment of distributions	2,762	2,927	26,178	23,946
Shares redeemed	(12,107)	(18,040)	(115,909)	(149,301)
Net increase (decrease)	(6,103)	(1,971)	$ (58,607)	$ (14,668)
Class C
Shares sold	4,968	12,912	$ 47,812	$ 109,440
Reinvestment of distributions	1,034	918	9,827	7,575
Shares redeemed	(7,235)	(11,394)	(69,336)	(96,409)
Net increase (decrease)	(1,233)	2,436	$ (11,697)	$ 20,606
Institutional Class
Shares sold	13,856	37,471	$ 129,640	$ 306,562
Reinvestment of distributions	1,624	1,212	15,011	9,794
Shares redeemed	(15,497)	(28,190)	(143,769)	(231,812)
Net increase (decrease)	(17)	10,493	$ 882	$ 84,544

Semiannual Report

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Revlon, Inc. Class A	$ 708	$ 2,097	$ 1,815	$ -	$ 130,161
Pathmark Stores, Inc.	19,526	-	-	-	24,035
TOTALS	$ 20,234	$ 2,097	$ 1,815	$ -	$ 154,196

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

HYI-USAN-0604
1.784887.101

Fidelity® Advisor

High Income

Fund - Institutional Class

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
AES Corp.	2.5	2.5
CSC Holdings, Inc.	1.8	2.5
Lyondell Chemical Co.	1.7	0.0
American Airlines, Inc. pass thru trust certificates	1.6	0.6
Qwest Capital Funding, Inc.	1.5	2.2
	9.1
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.9	10.5
Electric Utilities	7.1	7.2
Energy	6.8	11.0
Technology	6.1	8.1
Healthcare	5.0	5.2
Quality Diversification (% of fund's net assets) as of April 30, 2004
As of April 30, 2004	As of October 31, 2003
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 0.4%	BBB 0.6%
BB 23.0%	BB 24.9%
B 51.5%	B 52.2%
CCC,CC,C 14.4%	CCC,CC,C 12.0%
Not Rated 4.2%	Not Rated 2.1%
Equities 1.7%	Equities 2.6%
Short-Term Investments and Net Other Assets 4.8%	Short-Term Investments and Net Other Assets 5.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2004 *		As of October 31, 2003 **
	Nonconvertible Bonds 90.8%		Nonconvertible Bonds 89.8%
	Convertible Bonds, Preferred Stocks 2.0%		Convertible Bonds, Preferred Stocks 3.3%
	Other Investments 2.4%		Other Investments 1.3%
	Short-Term Investments and Net Other Assets 4.8%		Short-Term Investments and Net Other Assets 5.6%
* Foreign investments	13.5%	** Foreign investments	10.9%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 91.1%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.3%
Technology - 0.3%
Amkor Technology, Inc.:
5% 3/15/07	$ 630,000	$ 587,475
5.75% 6/1/06	630,000	614,250
		1,201,725
Nonconvertible Bonds - 90.8%
Aerospace - 2.4%
BE Aerospace, Inc. 8% 3/1/08	595,000	571,200
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	3,105,000	3,283,538
Orbital Sciences Corp. 9% 7/15/11	1,440,000	1,576,800
Primus International, Inc. 10.5% 4/15/09 (d)	760,000	760,000
Ship Finance International Ltd. 8.5% 12/15/13 (d)	4,555,000	4,463,900
		10,655,438
Air Transportation - 4.2%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	2,340,000	2,158,650
6.977% 11/23/22	116,638	106,432
7.324% 4/15/11	370,000	321,900
7.377% 5/23/19	2,466,278	1,849,708
7.379% 5/23/16	1,379,966	1,034,974
7.8% 4/1/08	995,000	945,250
8.608% 10/1/12	515,000	491,825
10.18% 1/2/13	430,000	339,700
AMR Corp.:
9% 8/1/12	1,230,000	1,039,350
10.2% 3/15/20	60,000	48,600
CHC Helicopter Corp. 7.375% 5/1/14 (d)	770,000	779,625
Continental Airlines, Inc.:
7.875% 7/2/18	1,160,000	1,142,600
8% 12/15/05	320,000	302,400
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	73,573	61,801
6.795% 8/2/18	326,582	277,595
6.9% 1/2/17	261,040	216,664
6.954% 2/2/11	148,602	124,825
7.73% 9/15/12	383,792	310,872
7.82% 4/15/15	317,624	266,804
8.307% 4/2/18	908,419	808,493
8.312% 10/2/12	129,864	111,033
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Air Transportation - continued
Continental Airlines, Inc. pass thru trust certificates: - continued
8.321% 11/1/06	$ 435,000	$ 411,075
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	50,365	42,810
7.9% 12/15/09	2,400,000	1,320,000
10% 8/15/08 (d)	560,000	336,000
10.14% 8/14/12	60,000	37,200
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	360,000	284,400
7.779% 1/2/12	1,168,777	818,144
Northwest Airlines Corp. 10% 2/1/09	2,280,000	1,801,200
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	292,946	249,004
7.67% 1/2/15	184,840	160,811
8.07% 1/2/15	580,544	412,186
NWA Trust 10.23% 6/21/14	18,231	16,590
		18,628,521
Automotive - 1.0%
Cummins, Inc. 5.65% 3/1/98	1,065,000	724,200
Dana Corp. 6.5% 3/1/09	155,000	162,750
Delco Remy International, Inc. 9.375% 4/15/12 (d)	895,000	881,575
Stoneridge, Inc. 11.5% 5/1/12	870,000	1,037,475
United Components, Inc. 9.375% 6/15/13	1,000,000	1,060,000
Visteon Corp. 7% 3/10/14	700,000	682,024
		4,548,024
Banks and Thrifts - 0.5%
Chevy Chase Bank FSB 6.875% 12/1/13	585,000	585,000
Western Financial Bank 9.625% 5/15/12	1,285,000	1,452,050
		2,037,050
Broadcasting - 1.4%
Granite Broadcasting Corp. 9.75% 12/1/10 (d)	1,775,000	1,739,500
Gray Television, Inc. 9.25% 12/15/11	935,000	1,049,538
Nexstar Finance, Inc. 7% 1/15/14 (d)	450,000	438,750
Sinclair Broadcast Group, Inc. 8% 3/15/12	1,310,000	1,391,875
Spanish Broadcasting System, Inc. 9.625% 11/1/09	390,000	412,425
XM Satellite Radio, Inc. 6.65% 5/1/09 (d)(e)	1,280,000	1,292,800
		6,324,888
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Building Materials - 1.7%
FastenTech, Inc. 11.5% 5/1/11 (d)	$ 610,000	$ 671,000
FIMEP SA 10.5% 2/15/13	1,000,000	1,156,250
Jacuzzi Brands, Inc. 9.625% 7/1/10	1,045,000	1,165,175
Juno Lighting, Inc. 11.875% 7/1/09	865,000	926,631
Nortek Holdings, Inc. 0% 5/15/11 (c)(d)	395,000	302,175
Texas Industries, Inc. 10.25% 6/15/11	2,435,000	2,751,550
U.S. Concrete, Inc. 8.375% 4/1/14 (d)	680,000	686,800
		7,659,581
Cable TV - 2.9%
Cablevision Systems Corp.:
5.66% 4/1/09 (d)(e)	2,130,000	2,220,525
8% 4/15/12 (d)	2,050,000	2,044,875
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13 (d)	385,000	382,113
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (d)	730,000	757,375
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (d)	1,160,000	1,149,850
8.375% 4/30/14 (d)	1,200,000	1,188,000
CSC Holdings, Inc.:
7.875% 2/15/18	400,000	413,000
9.875% 2/15/13	795,000	826,800
NTL Cable PLC:
6.14% 10/15/12 (d)(e)	730,000	750,075
8.75% 4/15/14 (d)	1,725,000	1,772,438
Telenet Group Holding NV 0% 6/15/14 (c)(d)	2,080,000	1,310,400
		12,815,451
Capital Goods - 2.1%
AGCO Corp.:
8.5% 3/15/06	695,000	695,000
9.5% 5/1/08	120,000	131,400
Case New Holland, Inc. 9.25% 8/1/11 (d)	80,000	89,200
Columbus McKinnon Corp. 10% 8/1/10	140,000	149,100
Dresser, Inc. 9.375% 4/15/11	1,605,000	1,733,400
Invensys PLC 9.875% 3/15/11 (d)	2,585,000	2,733,638
Leucadia National Corp.:
7% 8/15/13	2,050,000	2,050,000
7% 8/15/13 (d)	550,000	550,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Capital Goods - continued
Sensus Metering Systems, Inc. 8.625% 12/15/13 (d)	$ 765,000	$ 755,438
Trinity Industries, Inc. 6.5% 3/15/14 (d)	615,000	598,088
		9,485,264
Chemicals - 4.7%
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	705,000	742,013
10.125% 9/1/08	565,000	625,738
10.625% 5/1/11	2,310,000	2,575,650
HMP Equity Holdings Corp.:
0% 5/15/08 (d)	150,000	88,500
0% 5/15/08 unit (d)	1,560,000	1,201,200
Huntsman ICI Chemicals LLC 10.125% 7/1/09	925,000	964,313
Huntsman ICI Holdings LLC 0% 12/31/09	720,000	367,200
Huntsman International LLC 9.875% 3/1/09	1,435,000	1,592,850
Lyondell Chemical Co.:
9.5% 12/15/08	515,000	539,463
9.5% 12/15/08	1,570,000	1,644,575
9.625% 5/1/07	2,505,000	2,636,513
9.875% 5/1/07	1,230,000	1,293,038
10.875% 5/1/09	1,380,000	1,438,650
Millennium America, Inc.:
9.25% 6/15/08	1,695,000	1,839,075
9.25% 6/15/08 (d)	960,000	1,041,600
Nalco Co.:
7.75% 11/15/11 (d)	590,000	623,925
8.875% 11/15/13 (d)	600,000	633,000
Nalco Finance Holdings LLC/Nalco Finance Holdings, Inc. 0% 2/1/14 (c)(d)	850,000	535,500
NOVA Chemicals Corp. 6.5% 1/15/12	660,000	663,300
		21,046,103
Consumer Products - 0.9%
Jostens Holding Corp. 0% 12/1/13 (c)	420,000	281,400
Sealy Mattress Co. 8.25% 6/15/14 (d)	1,915,000	1,876,700
The Hockey Co. 11.25% 4/15/09	1,445,000	1,705,100
		3,863,200
Containers - 2.3%
Anchor Glass Container Corp. 11% 2/15/13	995,000	1,154,200
Berry Plastics Corp. 10.75% 7/15/12	1,335,000	1,508,550
BWAY Corp. 10% 10/15/10	660,000	712,800
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Containers - continued
Crown European Holdings SA 10.875% 3/1/13	$ 930,000	$ 1,083,450
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	530,000	556,500
8.25% 5/15/13	370,000	381,100
Owens-Illinois, Inc.:
7.35% 5/15/08	575,000	569,250
7.5% 5/15/10	1,515,000	1,461,975
7.8% 5/15/18	781,000	720,473
8.1% 5/15/07	985,000	1,004,700
Pliant Corp.:
0% 6/15/09 (c)(d)	1,000,000	835,000
11.125% 9/1/09	370,000	395,900
		10,383,898
Diversified Media - 0.5%
Corus Entertainment, Inc. 8.75% 3/1/12	340,000	374,000
LBI Media Holdings, Inc. 0% 10/15/13 (c)	1,240,000	874,200
LBI Media, Inc. 10.125% 7/15/12	1,020,000	1,157,700
		2,405,900
Electric Utilities - 6.2%
AES Corp.:
7.75% 3/1/14	2,650,000	2,603,625
8.375% 8/15/07	485,000	487,425
8.5% 11/1/07	270,000	274,050
8.75% 6/15/08	751,000	777,285
8.75% 5/15/13 (d)	1,435,000	1,551,594
8.875% 2/15/11	1,154,000	1,210,258
9.375% 9/15/10	2,170,000	2,321,900
9.5% 6/1/09	1,291,000	1,379,756
10% 12/12/05 (d)	362,311	362,311
AES Gener SA 7.5% 3/25/14 (d)	1,530,000	1,464,975
CMS Energy Corp.:
7.5% 1/15/09	95,000	95,475
7.75% 8/1/10 (d)	450,000	453,938
8.5% 4/15/11	2,150,000	2,236,000
8.9% 7/15/08	290,000	305,950
9.875% 10/15/07	1,555,000	1,694,950
Midland Funding Corp. II 11.75% 7/23/05	769,811	808,302
Midwest Generation LLC/Midwest Finance Corp. 8.75% 5/1/34 (d)	1,140,000	1,140,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Electric Utilities - continued
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	$ 180,000	$ 195,300
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10 (d)	720,000	745,200
NRG Energy, Inc. 8% 12/15/13 (d)	4,600,000	4,646,000
Sierra Pacific Power Co. 6.25% 4/15/12 (d)	360,000	355,500
Sierra Pacific Resources 8.625% 3/15/14 (d)	760,000	771,400
TECO Energy, Inc.:
7% 5/1/12	710,000	702,900
7.2% 5/1/11	1,160,000	1,165,800
		27,749,894
Energy - 6.8%
ANR Pipeline, Inc. 9.625% 11/1/21	360,000	410,400
Chesapeake Energy Corp. 8.375% 11/1/08	290,000	319,000
El Paso Corp. 7.875% 6/15/12	90,000	79,988
El Paso Energy Corp. 6.95% 12/15/07	500,000	463,750
El Paso Production Holding Co. 7.75% 6/1/13	1,585,000	1,505,750
General Maritime Corp. 10% 3/15/13	2,075,000	2,344,750
Hanover Compressor Co.:
0% 3/31/07	1,685,000	1,276,388
8.625% 12/15/10	290,000	305,950
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (d)	1,150,000	1,285,125
OAO Gazprom 9.625% 3/1/13 (d)	810,000	834,300
OMI Corp. 7.625% 12/1/13	2,145,000	2,209,350
Pecom Energia SA 9% 5/1/09 (Reg. S)	1,050,000	1,044,750
Petrobras International Finance Co. Ltd. 8.375% 12/10/18	795,000	742,331
Range Resources Corp. 7.375% 7/15/13	1,160,000	1,189,000
SESI LLC 8.875% 5/15/11	630,000	680,400
Sonat, Inc.:
6.625% 2/1/08	620,000	552,575
6.75% 10/1/07	545,000	497,994
7.625% 7/15/11	815,000	710,069
Southern Natural Gas Co.:
7.35% 2/15/31	595,000	554,838
8% 3/1/32	725,000	712,313
Teekay Shipping Corp. 8.875% 7/15/11	1,820,000	2,074,800
Tennessee Gas Pipeline Co. 7.5% 4/1/17	335,000	338,350
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Energy - continued
The Coastal Corp.:
6.375% 2/1/09	$ 240,000	$ 202,200
6.5% 5/15/06	210,000	197,925
6.5% 6/1/08	845,000	724,588
7.5% 8/15/06	1,810,000	1,719,500
7.75% 6/15/10	3,240,000	2,802,600
Western Oil Sands, Inc. 8.375% 5/1/12	470,000	528,750
Williams Companies, Inc.:
7.875% 9/1/21	1,465,000	1,426,544
8.125% 3/15/12	2,190,000	2,365,200
8.625% 6/1/10	485,000	531,075
		30,630,553
Entertainment/Film - 0.6%
AMC Entertainment, Inc. 8% 3/1/14 (d)	840,000	821,100
Cinemark, Inc. 0% 3/15/14 (c)(d)	2,975,000	1,866,813
		2,687,913
Environmental - 0.8%
Allied Waste North America, Inc.:
5.75% 2/15/11 (d)	570,000	547,200
6.125% 2/15/14 (d)	230,000	217,350
6.375% 4/15/11 (d)	600,000	592,500
7.375% 4/15/14 (d)	1,090,000	1,076,375
7.875% 4/15/13	305,000	329,400
9.25% 9/1/12	750,000	851,250
Browning-Ferris Industries, Inc. 6.375% 1/15/08	25,000	25,750
		3,639,825
Food and Drug Retail - 1.4%
Ahold Finance USA, Inc.:
6.25% 5/1/09	865,000	867,163
8.25% 7/15/10	1,645,000	1,793,050
Rite Aid Corp.:
6% 12/15/05 (d)	515,000	517,575
6.875% 8/15/13	1,605,000	1,500,675
9.25% 6/1/13	1,095,000	1,155,225
9.5% 2/15/11	360,000	404,100
		6,237,788
Food/Beverage/Tobacco - 2.6%
Del Monte Corp. 9.25% 5/15/11	1,375,000	1,519,375
Doane Pet Care Co. 9.75% 5/15/07	785,000	718,275
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Dole Food Co., Inc. 7.25% 6/15/10	$ 2,170,000	$ 2,191,700
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11 (d)	1,120,000	1,209,600
Smithfield Foods, Inc.:
7.625% 2/15/08	1,640,000	1,738,400
7.75% 5/15/13	775,000	837,000
8% 10/15/09	2,410,000	2,626,900
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11 (d)	740,000	786,250
		11,627,500
Gaming - 3.1%
Argosy Gaming Co. 7% 1/15/14 (d)	445,000	453,900
Boyd Gaming Corp.:
7.75% 12/15/12	355,000	373,638
8.75% 4/15/12	350,000	386,750
Chumash Casino & Resort Enterprise 9% 7/15/10 (d)	345,000	384,675
MGM MIRAGE:
5.875% 2/27/14	1,310,000	1,265,788
5.875% 2/27/14 (d)	410,000	396,163
MTR Gaming Group, Inc. 9.75% 4/1/10	1,340,000	1,433,800
Park Place Entertainment Corp. 7.875% 3/15/10	1,170,000	1,294,313
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	120,000	132,600
Seneca Gaming Corp. 7.25% 5/1/12 (d)	770,000	780,588
Station Casinos, Inc.:
6% 4/1/12 (d)	640,000	640,000
6.5% 2/1/14 (d)	990,000	972,675
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	1,545,000	1,707,225
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	1,235,000	1,435,688
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,130,000	2,300,400
		13,958,203
Healthcare - 5.0%
AmeriPath, Inc. 10.5% 4/1/13	1,300,000	1,326,000
AmerisourceBergen Corp. 7.25% 11/15/12	1,885,000	2,007,525
Biovail Corp. yankee 7.875% 4/1/10	1,905,000	1,871,663
Concentra Operating Corp. 9.5% 8/15/10	450,000	499,500
Fisher Scientific International, Inc. 8% 9/1/13	720,000	788,400
Genesis HealthCare Corp. 8% 10/15/13 (d)	3,580,000	3,750,050
Mariner Health Care, Inc. 8.25% 12/15/13 (d)	725,000	732,250
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Healthcare - continued
Omega Healthcare Investors, Inc. 7% 4/1/14 (d)	$ 920,000	$ 938,400
PacifiCare Health Systems, Inc. 10.75% 6/1/09	1,382,000	1,603,120
Psychiatric Solutions, Inc. 10.625% 6/15/13	1,205,000	1,376,713
Senior Housing Properties Trust:
7.875% 4/15/15	945,000	1,001,700
8.625% 1/15/12	1,595,000	1,786,400
Tenet Healthcare Corp.:
6.375% 12/1/11	360,000	311,400
7.375% 2/1/13	1,705,000	1,534,500
Triad Hospitals, Inc. 7% 5/15/12 (d)	1,090,000	1,092,725
UAP Holding Corp. 0% 7/15/12 (c)(d)	1,240,000	979,600
VWR International, Inc.:
6.875% 4/15/12 (d)	350,000	359,625
8% 4/15/14 (d)	350,000	360,500
		22,320,071
Homebuilding/Real Estate - 4.2%
Beazer Homes USA, Inc.:
6.5% 11/15/13 (d)	1,960,000	1,920,800
8.375% 4/15/12	580,000	627,850
iStar Financial, Inc. 6.5% 12/15/13	510,000	507,450
K. Hovnanian Enterprises, Inc.:
6.5% 1/15/14	985,000	940,675
7.75% 5/15/13	520,000	535,600
8.875% 4/1/12	1,985,000	2,123,950
KB Home 7.75% 2/1/10	1,170,000	1,228,500
LNR Property Corp.:
7.25% 10/15/13	815,000	835,375
7.625% 7/15/13	460,000	469,200
Meritage Corp. 7% 5/1/14 (d)	810,000	793,800
Standard Pacific Corp.:
5.125% 4/1/09	700,000	665,000
6.5% 10/1/08	490,000	496,125
6.875% 5/15/11	370,000	371,850
7.75% 3/15/13	940,000	977,600
Technical Olympic USA, Inc.:
7.5% 3/15/11 (d)	720,000	691,200
9% 7/1/10	1,520,000	1,596,000
10.375% 7/1/12	255,000	280,500
WCI Communities, Inc. 7.875% 10/1/13	930,000	971,850
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
William Lyon Homes, Inc.:
7.5% 2/15/14 (d)	$ 1,080,000	$ 1,080,000
10.75% 4/1/13	1,315,000	1,512,250
		18,625,575
Hotels - 0.4%
Host Marriott LP:
7.125% 11/1/13	1,515,000	1,537,725
9.25% 10/1/07	22,000	24,695
ITT Corp. 7.375% 11/15/15	100,000	104,250
		1,666,670
Insurance - 0.7%
Crum & Forster Holdings Corp. 10.375% 6/15/13	1,545,000	1,691,775
Fairfax Financial Holdings Ltd. 7.75% 4/26/12 (d)	322,000	322,000
TIG Capital Trust I 8.597% 1/15/27 (d)	1,085,000	933,100
		2,946,875
Leisure - 2.1%
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	900,000	904,500
8% 5/15/10	250,000	272,500
Six Flags, Inc.:
8.875% 2/1/10	1,690,000	1,717,463
9.75% 4/15/13	1,150,000	1,208,938
Town Sports International Holdings, Inc. 0% 2/1/14 (c)(d)	1,195,000	630,363
Town Sports International, Inc. 9.625% 4/15/11	1,305,000	1,350,675
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,940,000	3,410,400
		9,494,839
Metals/Mining - 2.2%
Arch Western Finance LLC 6.75% 7/1/13 (d)	1,570,000	1,628,875
Compass Minerals International, Inc.:
0% 12/15/12 (c)	1,135,000	919,350
0% 6/1/13 (c)	1,780,000	1,352,800
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14 (d)	1,475,000	1,312,750
10.125% 2/1/10	2,295,000	2,507,288
Peabody Energy Corp.:
5.875% 4/15/16	920,000	864,800
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Metals/Mining - continued
Peabody Energy Corp.: - continued
6.875% 3/15/13	$ 580,000	$ 606,100
Wise Metals Group LLC 10.25% 5/15/12 (d)	760,000	760,000
		9,951,963
Paper - 4.3%
Ainsworth Lumber Co. Ltd. 6.75% 3/15/14 (d)	960,000	950,400
Bowater, Inc.:
4.11% 3/15/10 (e)	1,070,000	1,080,700
6.5% 6/15/13	415,000	401,513
Buckeye Technologies, Inc. 8.5% 10/1/13	775,000	821,500
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (d)	610,000	597,800
Georgia-Pacific Corp.:
8% 1/15/14	1,240,000	1,388,800
8.125% 5/15/11	1,735,000	1,954,044
9.125% 7/1/22	295,000	301,638
9.375% 2/1/13	600,000	699,000
9.5% 12/1/11	995,000	1,206,438
Graphic Packaging International, Inc. 8.5% 8/15/11	285,000	316,350
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	1,880,000	1,974,000
Norske Skog Canada Ltd.:
7.375% 3/1/14 (d)	470,000	478,225
8.625% 6/15/11	1,450,000	1,569,625
Stone Container Corp.:
8.375% 7/1/12	2,405,000	2,591,388
9.75% 2/1/11	310,000	341,000
Tembec Industries, Inc.:
7.75% 3/15/12	235,000	229,125
8.5% 2/1/11	1,060,000	1,095,775
yankee 8.625% 6/30/09	1,095,000	1,105,950
		19,103,271
Publishing/Printing - 1.6%
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10 (d)	180,000	195,300
9.875% 8/15/13 (d)	520,000	566,800
Dex Media, Inc.:
0% 11/15/13 (c)(d)	830,000	506,300
8% 11/15/13 (d)	860,000	825,600
Houghton Mifflin Co.:
0% 10/15/13 (c)(d)	355,000	184,600
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Publishing/Printing - continued
Houghton Mifflin Co.: - continued
8.25% 2/1/11	$ 825,000	$ 833,250
9.875% 2/1/13	1,145,000	1,133,550
NBC Acquisition Corp. 0% 3/15/13 (c)(d)	1,700,000	1,088,000
PEI Holdings, Inc. 11% 3/15/10	805,000	935,813
Reader's Digest Association, Inc. 6.5% 3/1/11 (d)	1,110,000	1,115,550
		7,384,763
Railroad - 0.4%
TFM SA de CV yankee:
10.25% 6/15/07	50,000	51,250
11.75% 6/15/09	1,555,000	1,551,113
		1,602,363
Restaurants - 0.3%
Friendly Ice Cream Corp. 8.375% 6/15/12 (d)	1,250,000	1,271,875
Services - 1.3%
Iron Mountain, Inc. 6.625% 1/1/16	1,835,000	1,724,900
United Rentals North America, Inc.:
6.5% 2/15/12 (d)	2,650,000	2,583,750
7% 2/15/14 (d)	800,000	748,000
7.75% 11/15/13	770,000	743,050
		5,799,700
Shipping - 0.5%
Overseas Shipholding Group, Inc. 8.25% 3/15/13	2,115,000	2,337,075
Steels - 2.8%
AK Steel Corp.:
7.75% 6/15/12	405,000	364,500
7.875% 2/15/09	400,000	368,000
Allegheny Ludlum Corp. 6.95% 12/15/25	795,000	715,500
Allegheny Technologies, Inc. 8.375% 12/15/11	1,165,000	1,176,650
California Steel Industries, Inc. 6.125% 3/15/14 (d)	480,000	457,200
CSN Islands VII Corp. 10.75% 9/12/08 (d)	1,110,000	1,115,550
CSN Islands VIII Corp. 9.75% 12/16/13 (d)	1,835,000	1,642,325
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	2,350,000	2,632,000
International Steel Group, Inc. 6.5% 4/15/14 (d)	1,900,000	1,814,500
Ispat Inland ULC 9.75% 4/1/14 (d)	2,065,000	2,106,300
		12,392,525
Super Retail - 2.4%
Asbury Automotive Group, Inc. 9% 6/15/12	2,000,000	2,070,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Super Retail - continued
Barneys, Inc. 9% 4/1/08	$ 2,410,000	$ 2,482,300
J. Crew Intermediate LLC 0% 5/15/08 (c)	902,596	726,590
Nebraska Book Co., Inc. 8.625% 3/15/12 (d)	1,180,000	1,188,850
Sonic Automotive, Inc. 8.625% 8/15/13	720,000	777,600
Toys 'R' US, Inc. 7.875% 4/15/13	3,535,000	3,658,725
		10,904,065
Technology - 5.8%
AMI Semiconductor, Inc. 10.75% 2/1/13	1,465,000	1,717,713
Amkor Technology, Inc.:
7.125% 3/15/11 (d)	605,000	592,900
7.75% 5/15/13	3,455,000	3,455,000
Corning, Inc.:
5.9% 3/15/14	1,070,000	1,043,250
6.2% 3/15/16	870,000	846,075
Flextronics International Ltd. 6.5% 5/15/13	2,850,000	2,864,250
General Cable Corp. 9.5% 11/15/10 (d)	670,000	737,000
Lucent Technologies, Inc.:
5.5% 11/15/08	840,000	802,200
6.45% 3/15/29	765,000	608,175
Micron Technology, Inc. 6.5% 9/30/05 (f)	3,000,000	2,985,000
Nortel Networks Corp. 6.125% 2/15/06	360,000	355,500
Northern Telecom Ltd. yankee 6.875% 9/1/23	360,000	324,000
PerkinElmer, Inc. 8.875% 1/15/13	1,580,000	1,785,400
Semiconductor Note Partners Trust 0% 8/4/11 (d)	300,000	432,000
United Agriculture Products, Inc. 8.25% 12/15/11 (d)	1,110,000	1,232,100
Viasystems, Inc. 10.5% 1/15/11 (d)	800,000	888,000
Xerox Capital Trust I 8% 2/1/27	2,452,000	2,353,920
Xerox Corp.:
7.125% 6/15/10	670,000	683,400
7.2% 4/1/16	1,220,000	1,207,800
7.625% 6/15/13	1,060,000	1,086,500
		26,000,183
Telecommunications - 10.7%
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	1,282,000	1,323,665
Centennial Communications Crop./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (d)	1,040,000	962,000
Cincinnati Bell, Inc. 8.375% 1/15/14	3,245,000	3,050,300
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Telecommunications - continued
Citizens Communications Co.:
7.625% 8/15/08	$ 530,000	$ 549,875
9% 8/15/31	265,000	259,700
9.25% 5/15/11	265,000	277,588
Crown Castle International Corp.:
7.5% 12/1/13	1,060,000	1,054,700
7.5% 12/1/13	200,000	199,000
Empresa Brasil de Telecomm SA 11% 12/15/08 (d)	1,415,000	1,503,438
Eschelon Operating Co. 8.375% 3/15/10 (d)	2,860,000	2,445,300
GCI, Inc. 7.25% 2/15/14 (d)	845,000	821,763
Innova S. de R.L. 9.375% 9/19/13	1,947,000	2,112,495
Level 3 Communications, Inc.:
9.125% 5/1/08	765,000	541,238
10.5% 12/1/08	575,000	411,125
Level 3 Financing, Inc. 10.75% 10/15/11 (d)	215,000	192,425
MCI, Inc.:
5.908% 5/1/07	1,020,000	1,008,525
6.688% 5/1/09	1,020,000	967,725
Millicom International Cellular SA 10% 12/1/13 (d)	2,165,000	2,273,250
Nextel Communications, Inc.:
6.875% 10/31/13	3,025,000	3,055,250
7.375% 8/1/15	1,110,000	1,157,175
Primus Telecom Holding, Inc. 8% 1/15/14 (d)	1,110,000	1,021,200
Qwest Capital Funding, Inc.:
7% 8/3/09	1,500,000	1,260,000
7.25% 2/15/11	540,000	437,400
7.75% 8/15/06	5,095,000	4,993,076
Qwest Corp. 9.125% 3/15/12 (d)	3,415,000	3,628,438
Qwest Services Corp.:
13.5% 12/15/10 (d)	775,000	895,125
14% 12/15/14 (d)	2,735,000	3,268,325
Rogers Wireless, Inc.:
6.375% 3/1/14 (d)	2,090,000	2,006,400
9.625% 5/1/11	1,615,000	1,873,400
U.S. West Capital Funding, Inc. 6.375% 7/15/08	1,965,000	1,680,075
U.S. West Communications:
6.875% 9/15/33	465,000	390,600
7.125% 11/15/43	875,000	730,625
7.2% 11/10/26	540,000	464,400
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Communications: - continued
7.5% 6/15/23	$ 825,000	$ 754,875
Western Wireless Corp. 9.25% 7/15/13	500,000	515,000
		48,085,476
TOTAL NONCONVERTIBLE BONDS		406,272,283
TOTAL CORPORATE BONDS (Cost $397,406,685)		407,474,008
Commercial Mortgage Securities - 0.3%

Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (d)	115,000	110,139
Class BWE, 7.226% 10/11/37 (d)	160,000	153,225
Class BWF, 7.55% 10/11/37 (d)	139,000	133,098
Class BWG, 8.155% 10/11/37 (d)	135,000	127,744
Class BWH, 9.073% 10/11/37 (d)	100,000	96,250
Class BWJ, 9.99% 10/11/37 (d)	115,000	110,629
Class BWK, 10.676% 10/11/37 (d)	100,000	95,910
Class BWL, 10.1596% 10/11/37 (d)	163,000	143,841
CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 3.8806% 12/15/09 (d)(e)	67,867	57,941
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.2995% 11/18/31 (d)(e)	400,000	391,922
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,360,633)		1,420,699
Common Stocks - 0.0%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	10	0
Super Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	2,350	58,750
Telecommunications - 0.0%
Covad Communications Group, Inc. (a)	110	220
TOTAL COMMON STOCKS (Cost $219)		58,970
Nonconvertible Preferred Stocks - 1.7%
	Shares	Value (Note 1)
Broadcasting - 0.2%
Granite Broadcasting Corp. 12.75% pay-in-kind (a)	1,795	$ 861,600
Cable TV - 1.5%
CSC Holdings, Inc.:
(depositary shares) Series M, 11.125%	22,125	2,316,488
Series H, 11.75%	42,910	4,505,550
		6,822,038
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,692,058)		7,683,638
Floating Rate Loans - 2.1%
	Principal Amount
Cable TV - 0.5%
Century Cable Holdings LLC Tranche B term loan 6% 12/31/09 (e)	$ 700,000	682,500
Hilton Head Communications LP Tranche B term loan 5.25% 3/31/08 (e)	1,450,000	1,406,500
		2,089,000
Electric Utilities - 0.9%
Allegheny Energy Supply Co. LLC Tranche C term loan 5.35% 6/8/11 (e)	1,400,000	1,408,750
Astoria Energy LLC term loan:
6.7011% 4/15/12 (e)	1,650,000	1,662,375
9.9% 4/15/12 (e)	810,000	822,150
		3,893,275
Hotels - 0.5%
Wyndham International, Inc. term loan:
5.875% 6/30/06 (e)	2,130,279	2,045,068
6.875% 4/1/06 (e)	449,332	443,716
		2,488,784
Telecommunications - 0.2%
Qwest Corp. Tranche B term loan 6.95% 6/30/10 (e)	925,000	906,500
TOTAL FLOATING RATE LOANS (Cost $9,080,507)		9,377,559
Money Market Funds - 3.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.06% (b) (Cost $15,740,598)	15,740,598	$ 15,740,598
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $431,280,700)		441,755,472
NET OTHER ASSETS - 1.3%		5,701,986
NET ASSETS - 100%		$ 447,457,458
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $122,405,998 or 27.4% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,985,000 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	8/8/02 - 1/21/03	$ 2,633,750
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.5%
Canada	4.5%
United Kingdom	1.9%
Marshall Islands	1.5%
Cayman Islands	1.0%
Others (individually less than 1%)	4.6%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $352,074,206 and $290,406,494, respectively.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $9,377,559 or 2.1% of net assets.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $2,456,000 all of which will expire on October 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $431,280,700) - See accompanying schedule		$ 441,755,472
Cash		360,754
Receivable for investments sold		7,204,183
Receivable for fund shares sold		895,158
Interest receivable		8,519,369
Prepaid expenses		1,356
Receivable from investment adviser for expense reductions		20,340
Other affiliated receivables		19
Total assets		458,756,651

Liabilities
Payable for investments purchased	$ 8,147,142
Payable for fund shares redeemed	2,115,662
Distributions payable	547,825
Accrued management fee	215,686
Distribution fees payable	138,669
Other affiliated payables	97,245
Other payables and accrued expenses	36,964
Total liabilities		11,299,193

Net Assets		$ 447,457,458
Net Assets consist of:
Paid in capital		$ 424,938,159
Undistributed net investment income		3,084,634
Accumulated undistributed net realized gain (loss) on investments		8,959,876
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,474,789
Net Assets		$ 447,457,458

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($80,028,246 ÷ 8,528,900 shares)	$ 9.38

Maximum offering price per share (100/95.25 of $9.38)	$ 9.85
Class T: Net Asset Value and redemption price per share ($86,306,449 ÷ 9,207,740 shares)	$ 9.37

Maximum offering price per share (100/96.50 of $9.37)	$ 9.71
Class B: Net Asset Value and offering price per share ($76,667,271 ÷ 8,181,611 shares) A	$ 9.37

Class C: Net Asset Value and offering price per share ($61,697,805 ÷ 6,583,549 shares) A	$ 9.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($142,757,687 ÷ 15,201,514 shares)	$ 9.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 438,859
Interest		16,858,153
Total income		17,297,012

Expenses
Management fee	$ 1,230,469
Transfer agent fees	473,158
Distribution fees	820,840
Accounting fees and expenses	102,457
Non-interested trustees' compensation	959
Custodian fees and expenses	15,875
Registration fees	51,743
Audit	30,664
Legal	4,059
Miscellaneous	2,600
Total expenses before reductions	2,732,824
Expense reductions	(115,155)	2,617,669
Net investment income (loss)		14,679,343
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		11,524,668
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,100,961)
Assets and liabilities in foreign currencies	13
Total change in net unrealized appreciation (depreciation)		(9,100,948)
Net gain (loss)		2,423,720
Net increase (decrease) in net assets resulting from operations		$ 17,103,063

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,679,343	$ 23,675,802
Net realized gain (loss)	11,524,668	15,982,876
Change in net unrealized appreciation (depreciation)	(9,100,948)	24,806,908
Net increase (decrease) in net assets resulting from operations	17,103,063	64,465,586
Distributions to shareholders from net investment income	(15,960,547)	(20,668,292)
Share transactions - net increase (decrease)	64,292,656	169,064,247
Redemption fees	1,275	-
Total increase (decrease) in net assets	65,436,447	212,861,541

Net Assets
Beginning of period	382,021,011	169,159,470
End of period (including undistributed net investment income of $3,084,634 and undistributed net investment income of $4,365,838, respectively)	$ 447,457,458	$ 382,021,011

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.33	$ 7.89	$ 8.75	$ 9.35	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.336	.725	.709 H	.760	.895	.116
Net realized and unrealized gain (loss)	.082	1.360	(.908) H	(.602)	(.640)	(.091)
Total from investment operations	.418	2.085	(.199)	.158	.255	.025
Distributions from net investment income	(.368)	(.645)	(.661)	(.758)	(.825)	(.105)
Redemption fees added to paid in capital	- E, I	-	-	-	-	-
Net asset value, end of period	$ 9.38	$ 9.33	$ 7.89	$ 8.75	$ 9.35	$ 9.92
Total Return B, C, D	4.50%	27.23%	(2.49)%	1.83%	2.40%	.25%
Ratios to Average Net Assets G
Expenses before expense reductions	1.01% A	1.00%	1.02%	1.14%	1.70%	11.82% A
Expenses net of voluntary waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	.99%	.98%	1.00% A
Net investment income (loss)	7.15% A	8.26%	8.42% H	8.50%	9.17%	7.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,028	$ 61,084	$ 31,456	$ 28,046	$ 13,295	$ 739
Portfolio turnover rate	145% A	129%	105%	139%	157%	331% A

AAnnualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period September 7, 1999 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.33	$ 7.89	$ 8.74	$ 9.35	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.332	.717	.695 H	.753	.898	.112
Net realized and unrealized gain (loss)	.071	1.359	(.893) H	(.613)	(.656)	(.089)
Total from investment operations	.403	2.076	(.198)	.140	.242	.023
Distributions from net investment income	(.363)	(.636)	(.652)	(.750)	(.812)	(.103)
Redemption fees added to paid in capital	- E, I	-	-	-	-	-
Net asset value, end of period	$ 9.37	$ 9.33	$ 7.89	$ 8.74	$ 9.35	$ 9.92
Total Return B, C, D	4.34%	27.11%	(2.47)%	1.63%	2.27%	.23%
Ratios to Average Net Assets G
Expenses before expense reductions	1.19% A	1.19%	1.24%	1.39%	1.83%	11.91% A
Expenses net of voluntary waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.10% A	1.10%	1.10%	1.09%	1.08%	1.10% A
Net investment income (loss)	7.05% A	8.16%	8.32% H	8.40%	9.07%	7.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,306	$ 81,735	$ 35,751	$ 16,814	$ 8,936	$ 2,422
Portfolio turnover rate	145% A	129%	105%	139%	157%	331% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period September 7, 1999 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.32	$ 7.88	$ 8.74	$ 9.34	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.301	.658	.641 H	.692	.830	.102
Net realized and unrealized gain (loss)	.081	1.361	(.904) H	(.601)	(.663)	(.083)
Total from investment operations	.382	2.019	(.263)	.091	.167	.019
Distributions from net investment income	(.332)	(.579)	(.597)	(.691)	(.747)	(.099)
Redemption fees added to paid in capital	- E, I	-	-	-	-	-
Net asset value, end of period	$ 9.37	$ 9.32	$ 7.88	$ 8.74	$ 9.34	$ 9.92
Total Return B, C, D	4.12%	26.32%	(3.23)%	1.08%	1.50%	.19%
Ratios to Average Net Assets G
Expenses before expense reductions	1.80% A	1.80%	1.83%	1.94%	2.47%	12.54% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.75%	1.73%	1.75% A
Net investment income (loss)	6.40% A	7.51%	7.67% H	7.74%	8.42%	7.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,667	$ 70,661	$ 32,854	$ 19,694	$ 10,054	$ 2,089
Portfolio turnover rate	145% A	129%	105%	139%	157%	331% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period September 7, 1999 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.32	$ 7.88	$ 8.74	$ 9.35	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.297	.651	.635 H	.684	.819	.101
Net realized and unrealized gain (loss)	.081	1.359	(.906) H	(.612)	(.643)	(.093)
Total from investment operations	.378	2.010	(.271)	.072	.176	.008
Distributions from net investment income	(.328)	(.570)	(.589)	(.682)	(.736)	(.098)
Redemption fees added to paid in capital	- E, I	-	-	-	-	-
Net asset value, end of period	$ 9.37	$ 9.32	$ 7.88	$ 8.74	$ 9.35	$ 9.91
Total Return B, C, D	4.06%	26.19%	(3.32)%	.86%	1.60%	.08%
Ratios to Average Net Assets G
Expenses before expense reductions	1.87% A	1.88%	1.90%	2.03%	2.60%	12.67% A
Expenses net of voluntary waivers, if any	1.85% A	1.85%	1.85%	1.85%	1.85%	1.85% A
Expenses net of all reductions	1.85% A	1.85%	1.85%	1.84%	1.83%	1.85% A
Net investment income (loss)	6.30% A	7.41%	7.57% H	7.65%	8.32%	7.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,698	$ 59,655	$ 20,719	$ 14,218	$ 6,563	$ 1,854
Portfolio turnover rate	145% A	129%	105%	139%	157%	331% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period September 7, 1999 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 7.90	$ 8.75	$ 9.35	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.343	.739	.709 G	.772	.910	.118
Net realized and unrealized gain (loss)	.082	1.359	(.886) G	(.599)	(.638)	(.091)
Total from investment operations	.425	2.098	(.177)	.173	.272	.027
Distributions from net investment income	(.375)	(.658)	(.673)	(.773)	(.842)	(.107)
Redemption fees added to paid in capital	- D, H	-	-	-	-	-
Net asset value, end of period	$ 9.39	$ 9.34	$ 7.90	$ 8.75	$ 9.35	$ 9.92
Total Return B, C	4.57%	27.38%	(2.23)%	2.00%	2.57%	.28%
Ratios to Average Net Assets F
Expenses before expense reductions	.92% A	.96%	.96%	1.04%	1.62%	11.66% A
Expenses net of voluntary waivers, if any	.85% A	.85%	.85%	.85%	.85%	.85% A
Expenses net of all reductions	.85% A	.85%	.85%	.84%	.83%	.85% A
Net investment income (loss)	7.30% A	8.41%	8.57% G	8.65%	9.32%	8.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,758	$ 108,885	$ 48,379	$ 11,381	$ 4,910	$ 719
Portfolio turnover rate	145% A	129%	105%	139%	157%	331% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period September 7, 1999 (commencement of operations) to October 31, 1999. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 18,291,277	|
Unrealized depreciation	(6,435,030)
Net unrealized appreciation (depreciation)	$ 11,856,247
Cost for federal income tax purposes	$ 429,899,225

Short-Term Trading (Redemption) Fees. Shares purchased after March 31, 2004, and held in the fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 55,097	$ 161
Class T	0%	.25%	108,627	415
Class B	.65%	.25%	341,578	247,108
Class C	.75%	.25%	315,538	134,509
			$ 820,840	$ 382,193

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 44,790
Class T	13,286
Class B*	112,061
Class C*	9,745
$ 179,882

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 65,654	.18*
Class T	114,637	.27*
Class B	83,034	.22*
Class C	58,745	.19*
Institutional Class	151,088	.24*
	$ 473,158

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $95,120 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.00%	$ 2,165
Class T	1.10%	40,876
Class B	1.75%	19,904
Class C	1.85%	6,564
Institutional Class	.85%	41,523
		$ 111,032

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $23 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4,100.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 2,812,145	$ 3,463,982
Class T	3,327,411	5,285,877
Class B	2,651,119	3,522,659
Class C	2,182,056	2,720,372
Institutional Class	4,987,816	5,675,402
Total	$ 15,960,547	$ 20,668,292

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	2,872,780	5,078,597	$ 27,281,425	$ 44,740,558
Reinvestment of distributions	246,167	329,086	2,332,239	2,911,571
Shares redeemed	(1,134,263)	(2,849,082)	(10,759,587)	(25,436,110)
Net increase (decrease)	1,984,684	2,558,601	$ 18,854,077	$ 22,216,019
Class T
Shares sold	2,516,280	10,067,102	$ 23,867,721	$ 87,281,226
Reinvestment of distributions	290,775	428,290	2,752,085	3,800,828
Shares redeemed	(2,361,961)	(6,266,128)	(22,386,152)	(55,411,229)
Net increase (decrease)	445,094	4,229,264	$ 4,233,654	$ 35,670,825
Class B
Shares sold	1,521,029	5,222,668	$ 14,425,127	$ 45,487,161
Reinvestment of distributions	158,085	216,886	1,496,113	1,919,716
Shares redeemed	(1,075,936)	(2,028,953)	(10,192,843)	(17,785,865)
Net increase (decrease)	603,178	3,410,601	$ 5,728,397	$ 29,621,012
Class C
Shares sold	1,557,171	5,869,016	$ 14,763,228	$ 51,408,339
Reinvestment of distributions	140,880	179,833	1,333,398	1,600,340
Shares redeemed	(1,511,970)	(2,279,628)	(14,325,441)	(20,253,596)
Net increase (decrease)	186,081	3,769,221	$ 1,771,185	$ 32,755,083
Institutional Class
Shares sold	4,379,672	9,351,108	$ 41,625,969	$ 82,152,855
Reinvestment of distributions	419,593	470,456	3,978,948	4,177,210
Shares redeemed	(1,251,541)	(4,293,095)	(11,899,574)	(37,528,757)
Net increase (decrease)	3,547,724	5,528,469	$ 33,705,343	$ 48,801,308

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AHII-USAN-0604
1.784885.101

Fidelity® Advisor

High Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
AES Corp.	2.5	2.5
CSC Holdings, Inc.	1.8	2.5
Lyondell Chemical Co.	1.7	0.0
American Airlines, Inc. pass thru trust certificates	1.6	0.6
Qwest Capital Funding, Inc.	1.5	2.2
	9.1
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.9	10.5
Electric Utilities	7.1	7.2
Energy	6.8	11.0
Technology	6.1	8.1
Healthcare	5.0	5.2
Quality Diversification (% of fund's net assets) as of April 30, 2004
As of April 30, 2004	As of October 31, 2003
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 0.4%	BBB 0.6%
BB 23.0%	BB 24.9%
B 51.5%	B 52.2%
CCC,CC,C 14.4%	CCC,CC,C 12.0%
Not Rated 4.2%	Not Rated 2.1%
Equities 1.7%	Equities 2.6%
Short-Term Investments and Net Other Assets 4.8%	Short-Term Investments and Net Other Assets 5.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2004 *		As of October 31, 2003 **
	Nonconvertible Bonds 90.8%		Nonconvertible Bonds 89.8%
	Convertible Bonds, Preferred Stocks 2.0%		Convertible Bonds, Preferred Stocks 3.3%
	Other Investments 2.4%		Other Investments 1.3%
	Short-Term Investments and Net Other Assets 4.8%		Short-Term Investments and Net Other Assets 5.6%
* Foreign investments	13.5%	** Foreign investments	10.9%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 91.1%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.3%
Technology - 0.3%
Amkor Technology, Inc.:
5% 3/15/07	$ 630,000	$ 587,475
5.75% 6/1/06	630,000	614,250
		1,201,725
Nonconvertible Bonds - 90.8%
Aerospace - 2.4%
BE Aerospace, Inc. 8% 3/1/08	595,000	571,200
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	3,105,000	3,283,538
Orbital Sciences Corp. 9% 7/15/11	1,440,000	1,576,800
Primus International, Inc. 10.5% 4/15/09 (d)	760,000	760,000
Ship Finance International Ltd. 8.5% 12/15/13 (d)	4,555,000	4,463,900
		10,655,438
Air Transportation - 4.2%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	2,340,000	2,158,650
6.977% 11/23/22	116,638	106,432
7.324% 4/15/11	370,000	321,900
7.377% 5/23/19	2,466,278	1,849,708
7.379% 5/23/16	1,379,966	1,034,974
7.8% 4/1/08	995,000	945,250
8.608% 10/1/12	515,000	491,825
10.18% 1/2/13	430,000	339,700
AMR Corp.:
9% 8/1/12	1,230,000	1,039,350
10.2% 3/15/20	60,000	48,600
CHC Helicopter Corp. 7.375% 5/1/14 (d)	770,000	779,625
Continental Airlines, Inc.:
7.875% 7/2/18	1,160,000	1,142,600
8% 12/15/05	320,000	302,400
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	73,573	61,801
6.795% 8/2/18	326,582	277,595
6.9% 1/2/17	261,040	216,664
6.954% 2/2/11	148,602	124,825
7.73% 9/15/12	383,792	310,872
7.82% 4/15/15	317,624	266,804
8.307% 4/2/18	908,419	808,493
8.312% 10/2/12	129,864	111,033
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Air Transportation - continued
Continental Airlines, Inc. pass thru trust certificates: - continued
8.321% 11/1/06	$ 435,000	$ 411,075
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	50,365	42,810
7.9% 12/15/09	2,400,000	1,320,000
10% 8/15/08 (d)	560,000	336,000
10.14% 8/14/12	60,000	37,200
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	360,000	284,400
7.779% 1/2/12	1,168,777	818,144
Northwest Airlines Corp. 10% 2/1/09	2,280,000	1,801,200
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	292,946	249,004
7.67% 1/2/15	184,840	160,811
8.07% 1/2/15	580,544	412,186
NWA Trust 10.23% 6/21/14	18,231	16,590
		18,628,521
Automotive - 1.0%
Cummins, Inc. 5.65% 3/1/98	1,065,000	724,200
Dana Corp. 6.5% 3/1/09	155,000	162,750
Delco Remy International, Inc. 9.375% 4/15/12 (d)	895,000	881,575
Stoneridge, Inc. 11.5% 5/1/12	870,000	1,037,475
United Components, Inc. 9.375% 6/15/13	1,000,000	1,060,000
Visteon Corp. 7% 3/10/14	700,000	682,024
		4,548,024
Banks and Thrifts - 0.5%
Chevy Chase Bank FSB 6.875% 12/1/13	585,000	585,000
Western Financial Bank 9.625% 5/15/12	1,285,000	1,452,050
		2,037,050
Broadcasting - 1.4%
Granite Broadcasting Corp. 9.75% 12/1/10 (d)	1,775,000	1,739,500
Gray Television, Inc. 9.25% 12/15/11	935,000	1,049,538
Nexstar Finance, Inc. 7% 1/15/14 (d)	450,000	438,750
Sinclair Broadcast Group, Inc. 8% 3/15/12	1,310,000	1,391,875
Spanish Broadcasting System, Inc. 9.625% 11/1/09	390,000	412,425
XM Satellite Radio, Inc. 6.65% 5/1/09 (d)(e)	1,280,000	1,292,800
		6,324,888
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Building Materials - 1.7%
FastenTech, Inc. 11.5% 5/1/11 (d)	$ 610,000	$ 671,000
FIMEP SA 10.5% 2/15/13	1,000,000	1,156,250
Jacuzzi Brands, Inc. 9.625% 7/1/10	1,045,000	1,165,175
Juno Lighting, Inc. 11.875% 7/1/09	865,000	926,631
Nortek Holdings, Inc. 0% 5/15/11 (c)(d)	395,000	302,175
Texas Industries, Inc. 10.25% 6/15/11	2,435,000	2,751,550
U.S. Concrete, Inc. 8.375% 4/1/14 (d)	680,000	686,800
		7,659,581
Cable TV - 2.9%
Cablevision Systems Corp.:
5.66% 4/1/09 (d)(e)	2,130,000	2,220,525
8% 4/15/12 (d)	2,050,000	2,044,875
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13 (d)	385,000	382,113
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (d)	730,000	757,375
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (d)	1,160,000	1,149,850
8.375% 4/30/14 (d)	1,200,000	1,188,000
CSC Holdings, Inc.:
7.875% 2/15/18	400,000	413,000
9.875% 2/15/13	795,000	826,800
NTL Cable PLC:
6.14% 10/15/12 (d)(e)	730,000	750,075
8.75% 4/15/14 (d)	1,725,000	1,772,438
Telenet Group Holding NV 0% 6/15/14 (c)(d)	2,080,000	1,310,400
		12,815,451
Capital Goods - 2.1%
AGCO Corp.:
8.5% 3/15/06	695,000	695,000
9.5% 5/1/08	120,000	131,400
Case New Holland, Inc. 9.25% 8/1/11 (d)	80,000	89,200
Columbus McKinnon Corp. 10% 8/1/10	140,000	149,100
Dresser, Inc. 9.375% 4/15/11	1,605,000	1,733,400
Invensys PLC 9.875% 3/15/11 (d)	2,585,000	2,733,638
Leucadia National Corp.:
7% 8/15/13	2,050,000	2,050,000
7% 8/15/13 (d)	550,000	550,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Capital Goods - continued
Sensus Metering Systems, Inc. 8.625% 12/15/13 (d)	$ 765,000	$ 755,438
Trinity Industries, Inc. 6.5% 3/15/14 (d)	615,000	598,088
		9,485,264
Chemicals - 4.7%
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	705,000	742,013
10.125% 9/1/08	565,000	625,738
10.625% 5/1/11	2,310,000	2,575,650
HMP Equity Holdings Corp.:
0% 5/15/08 (d)	150,000	88,500
0% 5/15/08 unit (d)	1,560,000	1,201,200
Huntsman ICI Chemicals LLC 10.125% 7/1/09	925,000	964,313
Huntsman ICI Holdings LLC 0% 12/31/09	720,000	367,200
Huntsman International LLC 9.875% 3/1/09	1,435,000	1,592,850
Lyondell Chemical Co.:
9.5% 12/15/08	515,000	539,463
9.5% 12/15/08	1,570,000	1,644,575
9.625% 5/1/07	2,505,000	2,636,513
9.875% 5/1/07	1,230,000	1,293,038
10.875% 5/1/09	1,380,000	1,438,650
Millennium America, Inc.:
9.25% 6/15/08	1,695,000	1,839,075
9.25% 6/15/08 (d)	960,000	1,041,600
Nalco Co.:
7.75% 11/15/11 (d)	590,000	623,925
8.875% 11/15/13 (d)	600,000	633,000
Nalco Finance Holdings LLC/Nalco Finance Holdings, Inc. 0% 2/1/14 (c)(d)	850,000	535,500
NOVA Chemicals Corp. 6.5% 1/15/12	660,000	663,300
		21,046,103
Consumer Products - 0.9%
Jostens Holding Corp. 0% 12/1/13 (c)	420,000	281,400
Sealy Mattress Co. 8.25% 6/15/14 (d)	1,915,000	1,876,700
The Hockey Co. 11.25% 4/15/09	1,445,000	1,705,100
		3,863,200
Containers - 2.3%
Anchor Glass Container Corp. 11% 2/15/13	995,000	1,154,200
Berry Plastics Corp. 10.75% 7/15/12	1,335,000	1,508,550
BWAY Corp. 10% 10/15/10	660,000	712,800
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Containers - continued
Crown European Holdings SA 10.875% 3/1/13	$ 930,000	$ 1,083,450
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	530,000	556,500
8.25% 5/15/13	370,000	381,100
Owens-Illinois, Inc.:
7.35% 5/15/08	575,000	569,250
7.5% 5/15/10	1,515,000	1,461,975
7.8% 5/15/18	781,000	720,473
8.1% 5/15/07	985,000	1,004,700
Pliant Corp.:
0% 6/15/09 (c)(d)	1,000,000	835,000
11.125% 9/1/09	370,000	395,900
		10,383,898
Diversified Media - 0.5%
Corus Entertainment, Inc. 8.75% 3/1/12	340,000	374,000
LBI Media Holdings, Inc. 0% 10/15/13 (c)	1,240,000	874,200
LBI Media, Inc. 10.125% 7/15/12	1,020,000	1,157,700
		2,405,900
Electric Utilities - 6.2%
AES Corp.:
7.75% 3/1/14	2,650,000	2,603,625
8.375% 8/15/07	485,000	487,425
8.5% 11/1/07	270,000	274,050
8.75% 6/15/08	751,000	777,285
8.75% 5/15/13 (d)	1,435,000	1,551,594
8.875% 2/15/11	1,154,000	1,210,258
9.375% 9/15/10	2,170,000	2,321,900
9.5% 6/1/09	1,291,000	1,379,756
10% 12/12/05 (d)	362,311	362,311
AES Gener SA 7.5% 3/25/14 (d)	1,530,000	1,464,975
CMS Energy Corp.:
7.5% 1/15/09	95,000	95,475
7.75% 8/1/10 (d)	450,000	453,938
8.5% 4/15/11	2,150,000	2,236,000
8.9% 7/15/08	290,000	305,950
9.875% 10/15/07	1,555,000	1,694,950
Midland Funding Corp. II 11.75% 7/23/05	769,811	808,302
Midwest Generation LLC/Midwest Finance Corp. 8.75% 5/1/34 (d)	1,140,000	1,140,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Electric Utilities - continued
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	$ 180,000	$ 195,300
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10 (d)	720,000	745,200
NRG Energy, Inc. 8% 12/15/13 (d)	4,600,000	4,646,000
Sierra Pacific Power Co. 6.25% 4/15/12 (d)	360,000	355,500
Sierra Pacific Resources 8.625% 3/15/14 (d)	760,000	771,400
TECO Energy, Inc.:
7% 5/1/12	710,000	702,900
7.2% 5/1/11	1,160,000	1,165,800
		27,749,894
Energy - 6.8%
ANR Pipeline, Inc. 9.625% 11/1/21	360,000	410,400
Chesapeake Energy Corp. 8.375% 11/1/08	290,000	319,000
El Paso Corp. 7.875% 6/15/12	90,000	79,988
El Paso Energy Corp. 6.95% 12/15/07	500,000	463,750
El Paso Production Holding Co. 7.75% 6/1/13	1,585,000	1,505,750
General Maritime Corp. 10% 3/15/13	2,075,000	2,344,750
Hanover Compressor Co.:
0% 3/31/07	1,685,000	1,276,388
8.625% 12/15/10	290,000	305,950
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (d)	1,150,000	1,285,125
OAO Gazprom 9.625% 3/1/13 (d)	810,000	834,300
OMI Corp. 7.625% 12/1/13	2,145,000	2,209,350
Pecom Energia SA 9% 5/1/09 (Reg. S)	1,050,000	1,044,750
Petrobras International Finance Co. Ltd. 8.375% 12/10/18	795,000	742,331
Range Resources Corp. 7.375% 7/15/13	1,160,000	1,189,000
SESI LLC 8.875% 5/15/11	630,000	680,400
Sonat, Inc.:
6.625% 2/1/08	620,000	552,575
6.75% 10/1/07	545,000	497,994
7.625% 7/15/11	815,000	710,069
Southern Natural Gas Co.:
7.35% 2/15/31	595,000	554,838
8% 3/1/32	725,000	712,313
Teekay Shipping Corp. 8.875% 7/15/11	1,820,000	2,074,800
Tennessee Gas Pipeline Co. 7.5% 4/1/17	335,000	338,350
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Energy - continued
The Coastal Corp.:
6.375% 2/1/09	$ 240,000	$ 202,200
6.5% 5/15/06	210,000	197,925
6.5% 6/1/08	845,000	724,588
7.5% 8/15/06	1,810,000	1,719,500
7.75% 6/15/10	3,240,000	2,802,600
Western Oil Sands, Inc. 8.375% 5/1/12	470,000	528,750
Williams Companies, Inc.:
7.875% 9/1/21	1,465,000	1,426,544
8.125% 3/15/12	2,190,000	2,365,200
8.625% 6/1/10	485,000	531,075
		30,630,553
Entertainment/Film - 0.6%
AMC Entertainment, Inc. 8% 3/1/14 (d)	840,000	821,100
Cinemark, Inc. 0% 3/15/14 (c)(d)	2,975,000	1,866,813
		2,687,913
Environmental - 0.8%
Allied Waste North America, Inc.:
5.75% 2/15/11 (d)	570,000	547,200
6.125% 2/15/14 (d)	230,000	217,350
6.375% 4/15/11 (d)	600,000	592,500
7.375% 4/15/14 (d)	1,090,000	1,076,375
7.875% 4/15/13	305,000	329,400
9.25% 9/1/12	750,000	851,250
Browning-Ferris Industries, Inc. 6.375% 1/15/08	25,000	25,750
		3,639,825
Food and Drug Retail - 1.4%
Ahold Finance USA, Inc.:
6.25% 5/1/09	865,000	867,163
8.25% 7/15/10	1,645,000	1,793,050
Rite Aid Corp.:
6% 12/15/05 (d)	515,000	517,575
6.875% 8/15/13	1,605,000	1,500,675
9.25% 6/1/13	1,095,000	1,155,225
9.5% 2/15/11	360,000	404,100
		6,237,788
Food/Beverage/Tobacco - 2.6%
Del Monte Corp. 9.25% 5/15/11	1,375,000	1,519,375
Doane Pet Care Co. 9.75% 5/15/07	785,000	718,275
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Dole Food Co., Inc. 7.25% 6/15/10	$ 2,170,000	$ 2,191,700
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11 (d)	1,120,000	1,209,600
Smithfield Foods, Inc.:
7.625% 2/15/08	1,640,000	1,738,400
7.75% 5/15/13	775,000	837,000
8% 10/15/09	2,410,000	2,626,900
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11 (d)	740,000	786,250
		11,627,500
Gaming - 3.1%
Argosy Gaming Co. 7% 1/15/14 (d)	445,000	453,900
Boyd Gaming Corp.:
7.75% 12/15/12	355,000	373,638
8.75% 4/15/12	350,000	386,750
Chumash Casino & Resort Enterprise 9% 7/15/10 (d)	345,000	384,675
MGM MIRAGE:
5.875% 2/27/14	1,310,000	1,265,788
5.875% 2/27/14 (d)	410,000	396,163
MTR Gaming Group, Inc. 9.75% 4/1/10	1,340,000	1,433,800
Park Place Entertainment Corp. 7.875% 3/15/10	1,170,000	1,294,313
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	120,000	132,600
Seneca Gaming Corp. 7.25% 5/1/12 (d)	770,000	780,588
Station Casinos, Inc.:
6% 4/1/12 (d)	640,000	640,000
6.5% 2/1/14 (d)	990,000	972,675
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	1,545,000	1,707,225
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	1,235,000	1,435,688
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,130,000	2,300,400
		13,958,203
Healthcare - 5.0%
AmeriPath, Inc. 10.5% 4/1/13	1,300,000	1,326,000
AmerisourceBergen Corp. 7.25% 11/15/12	1,885,000	2,007,525
Biovail Corp. yankee 7.875% 4/1/10	1,905,000	1,871,663
Concentra Operating Corp. 9.5% 8/15/10	450,000	499,500
Fisher Scientific International, Inc. 8% 9/1/13	720,000	788,400
Genesis HealthCare Corp. 8% 10/15/13 (d)	3,580,000	3,750,050
Mariner Health Care, Inc. 8.25% 12/15/13 (d)	725,000	732,250
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Healthcare - continued
Omega Healthcare Investors, Inc. 7% 4/1/14 (d)	$ 920,000	$ 938,400
PacifiCare Health Systems, Inc. 10.75% 6/1/09	1,382,000	1,603,120
Psychiatric Solutions, Inc. 10.625% 6/15/13	1,205,000	1,376,713
Senior Housing Properties Trust:
7.875% 4/15/15	945,000	1,001,700
8.625% 1/15/12	1,595,000	1,786,400
Tenet Healthcare Corp.:
6.375% 12/1/11	360,000	311,400
7.375% 2/1/13	1,705,000	1,534,500
Triad Hospitals, Inc. 7% 5/15/12 (d)	1,090,000	1,092,725
UAP Holding Corp. 0% 7/15/12 (c)(d)	1,240,000	979,600
VWR International, Inc.:
6.875% 4/15/12 (d)	350,000	359,625
8% 4/15/14 (d)	350,000	360,500
		22,320,071
Homebuilding/Real Estate - 4.2%
Beazer Homes USA, Inc.:
6.5% 11/15/13 (d)	1,960,000	1,920,800
8.375% 4/15/12	580,000	627,850
iStar Financial, Inc. 6.5% 12/15/13	510,000	507,450
K. Hovnanian Enterprises, Inc.:
6.5% 1/15/14	985,000	940,675
7.75% 5/15/13	520,000	535,600
8.875% 4/1/12	1,985,000	2,123,950
KB Home 7.75% 2/1/10	1,170,000	1,228,500
LNR Property Corp.:
7.25% 10/15/13	815,000	835,375
7.625% 7/15/13	460,000	469,200
Meritage Corp. 7% 5/1/14 (d)	810,000	793,800
Standard Pacific Corp.:
5.125% 4/1/09	700,000	665,000
6.5% 10/1/08	490,000	496,125
6.875% 5/15/11	370,000	371,850
7.75% 3/15/13	940,000	977,600
Technical Olympic USA, Inc.:
7.5% 3/15/11 (d)	720,000	691,200
9% 7/1/10	1,520,000	1,596,000
10.375% 7/1/12	255,000	280,500
WCI Communities, Inc. 7.875% 10/1/13	930,000	971,850
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
William Lyon Homes, Inc.:
7.5% 2/15/14 (d)	$ 1,080,000	$ 1,080,000
10.75% 4/1/13	1,315,000	1,512,250
		18,625,575
Hotels - 0.4%
Host Marriott LP:
7.125% 11/1/13	1,515,000	1,537,725
9.25% 10/1/07	22,000	24,695
ITT Corp. 7.375% 11/15/15	100,000	104,250
		1,666,670
Insurance - 0.7%
Crum & Forster Holdings Corp. 10.375% 6/15/13	1,545,000	1,691,775
Fairfax Financial Holdings Ltd. 7.75% 4/26/12 (d)	322,000	322,000
TIG Capital Trust I 8.597% 1/15/27 (d)	1,085,000	933,100
		2,946,875
Leisure - 2.1%
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	900,000	904,500
8% 5/15/10	250,000	272,500
Six Flags, Inc.:
8.875% 2/1/10	1,690,000	1,717,463
9.75% 4/15/13	1,150,000	1,208,938
Town Sports International Holdings, Inc. 0% 2/1/14 (c)(d)	1,195,000	630,363
Town Sports International, Inc. 9.625% 4/15/11	1,305,000	1,350,675
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,940,000	3,410,400
		9,494,839
Metals/Mining - 2.2%
Arch Western Finance LLC 6.75% 7/1/13 (d)	1,570,000	1,628,875
Compass Minerals International, Inc.:
0% 12/15/12 (c)	1,135,000	919,350
0% 6/1/13 (c)	1,780,000	1,352,800
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14 (d)	1,475,000	1,312,750
10.125% 2/1/10	2,295,000	2,507,288
Peabody Energy Corp.:
5.875% 4/15/16	920,000	864,800
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Metals/Mining - continued
Peabody Energy Corp.: - continued
6.875% 3/15/13	$ 580,000	$ 606,100
Wise Metals Group LLC 10.25% 5/15/12 (d)	760,000	760,000
		9,951,963
Paper - 4.3%
Ainsworth Lumber Co. Ltd. 6.75% 3/15/14 (d)	960,000	950,400
Bowater, Inc.:
4.11% 3/15/10 (e)	1,070,000	1,080,700
6.5% 6/15/13	415,000	401,513
Buckeye Technologies, Inc. 8.5% 10/1/13	775,000	821,500
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (d)	610,000	597,800
Georgia-Pacific Corp.:
8% 1/15/14	1,240,000	1,388,800
8.125% 5/15/11	1,735,000	1,954,044
9.125% 7/1/22	295,000	301,638
9.375% 2/1/13	600,000	699,000
9.5% 12/1/11	995,000	1,206,438
Graphic Packaging International, Inc. 8.5% 8/15/11	285,000	316,350
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	1,880,000	1,974,000
Norske Skog Canada Ltd.:
7.375% 3/1/14 (d)	470,000	478,225
8.625% 6/15/11	1,450,000	1,569,625
Stone Container Corp.:
8.375% 7/1/12	2,405,000	2,591,388
9.75% 2/1/11	310,000	341,000
Tembec Industries, Inc.:
7.75% 3/15/12	235,000	229,125
8.5% 2/1/11	1,060,000	1,095,775
yankee 8.625% 6/30/09	1,095,000	1,105,950
		19,103,271
Publishing/Printing - 1.6%
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10 (d)	180,000	195,300
9.875% 8/15/13 (d)	520,000	566,800
Dex Media, Inc.:
0% 11/15/13 (c)(d)	830,000	506,300
8% 11/15/13 (d)	860,000	825,600
Houghton Mifflin Co.:
0% 10/15/13 (c)(d)	355,000	184,600
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Publishing/Printing - continued
Houghton Mifflin Co.: - continued
8.25% 2/1/11	$ 825,000	$ 833,250
9.875% 2/1/13	1,145,000	1,133,550
NBC Acquisition Corp. 0% 3/15/13 (c)(d)	1,700,000	1,088,000
PEI Holdings, Inc. 11% 3/15/10	805,000	935,813
Reader's Digest Association, Inc. 6.5% 3/1/11 (d)	1,110,000	1,115,550
		7,384,763
Railroad - 0.4%
TFM SA de CV yankee:
10.25% 6/15/07	50,000	51,250
11.75% 6/15/09	1,555,000	1,551,113
		1,602,363
Restaurants - 0.3%
Friendly Ice Cream Corp. 8.375% 6/15/12 (d)	1,250,000	1,271,875
Services - 1.3%
Iron Mountain, Inc. 6.625% 1/1/16	1,835,000	1,724,900
United Rentals North America, Inc.:
6.5% 2/15/12 (d)	2,650,000	2,583,750
7% 2/15/14 (d)	800,000	748,000
7.75% 11/15/13	770,000	743,050
		5,799,700
Shipping - 0.5%
Overseas Shipholding Group, Inc. 8.25% 3/15/13	2,115,000	2,337,075
Steels - 2.8%
AK Steel Corp.:
7.75% 6/15/12	405,000	364,500
7.875% 2/15/09	400,000	368,000
Allegheny Ludlum Corp. 6.95% 12/15/25	795,000	715,500
Allegheny Technologies, Inc. 8.375% 12/15/11	1,165,000	1,176,650
California Steel Industries, Inc. 6.125% 3/15/14 (d)	480,000	457,200
CSN Islands VII Corp. 10.75% 9/12/08 (d)	1,110,000	1,115,550
CSN Islands VIII Corp. 9.75% 12/16/13 (d)	1,835,000	1,642,325
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	2,350,000	2,632,000
International Steel Group, Inc. 6.5% 4/15/14 (d)	1,900,000	1,814,500
Ispat Inland ULC 9.75% 4/1/14 (d)	2,065,000	2,106,300
		12,392,525
Super Retail - 2.4%
Asbury Automotive Group, Inc. 9% 6/15/12	2,000,000	2,070,000
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Super Retail - continued
Barneys, Inc. 9% 4/1/08	$ 2,410,000	$ 2,482,300
J. Crew Intermediate LLC 0% 5/15/08 (c)	902,596	726,590
Nebraska Book Co., Inc. 8.625% 3/15/12 (d)	1,180,000	1,188,850
Sonic Automotive, Inc. 8.625% 8/15/13	720,000	777,600
Toys 'R' US, Inc. 7.875% 4/15/13	3,535,000	3,658,725
		10,904,065
Technology - 5.8%
AMI Semiconductor, Inc. 10.75% 2/1/13	1,465,000	1,717,713
Amkor Technology, Inc.:
7.125% 3/15/11 (d)	605,000	592,900
7.75% 5/15/13	3,455,000	3,455,000
Corning, Inc.:
5.9% 3/15/14	1,070,000	1,043,250
6.2% 3/15/16	870,000	846,075
Flextronics International Ltd. 6.5% 5/15/13	2,850,000	2,864,250
General Cable Corp. 9.5% 11/15/10 (d)	670,000	737,000
Lucent Technologies, Inc.:
5.5% 11/15/08	840,000	802,200
6.45% 3/15/29	765,000	608,175
Micron Technology, Inc. 6.5% 9/30/05 (f)	3,000,000	2,985,000
Nortel Networks Corp. 6.125% 2/15/06	360,000	355,500
Northern Telecom Ltd. yankee 6.875% 9/1/23	360,000	324,000
PerkinElmer, Inc. 8.875% 1/15/13	1,580,000	1,785,400
Semiconductor Note Partners Trust 0% 8/4/11 (d)	300,000	432,000
United Agriculture Products, Inc. 8.25% 12/15/11 (d)	1,110,000	1,232,100
Viasystems, Inc. 10.5% 1/15/11 (d)	800,000	888,000
Xerox Capital Trust I 8% 2/1/27	2,452,000	2,353,920
Xerox Corp.:
7.125% 6/15/10	670,000	683,400
7.2% 4/1/16	1,220,000	1,207,800
7.625% 6/15/13	1,060,000	1,086,500
		26,000,183
Telecommunications - 10.7%
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	1,282,000	1,323,665
Centennial Communications Crop./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (d)	1,040,000	962,000
Cincinnati Bell, Inc. 8.375% 1/15/14	3,245,000	3,050,300
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Telecommunications - continued
Citizens Communications Co.:
7.625% 8/15/08	$ 530,000	$ 549,875
9% 8/15/31	265,000	259,700
9.25% 5/15/11	265,000	277,588
Crown Castle International Corp.:
7.5% 12/1/13	1,060,000	1,054,700
7.5% 12/1/13	200,000	199,000
Empresa Brasil de Telecomm SA 11% 12/15/08 (d)	1,415,000	1,503,438
Eschelon Operating Co. 8.375% 3/15/10 (d)	2,860,000	2,445,300
GCI, Inc. 7.25% 2/15/14 (d)	845,000	821,763
Innova S. de R.L. 9.375% 9/19/13	1,947,000	2,112,495
Level 3 Communications, Inc.:
9.125% 5/1/08	765,000	541,238
10.5% 12/1/08	575,000	411,125
Level 3 Financing, Inc. 10.75% 10/15/11 (d)	215,000	192,425
MCI, Inc.:
5.908% 5/1/07	1,020,000	1,008,525
6.688% 5/1/09	1,020,000	967,725
Millicom International Cellular SA 10% 12/1/13 (d)	2,165,000	2,273,250
Nextel Communications, Inc.:
6.875% 10/31/13	3,025,000	3,055,250
7.375% 8/1/15	1,110,000	1,157,175
Primus Telecom Holding, Inc. 8% 1/15/14 (d)	1,110,000	1,021,200
Qwest Capital Funding, Inc.:
7% 8/3/09	1,500,000	1,260,000
7.25% 2/15/11	540,000	437,400
7.75% 8/15/06	5,095,000	4,993,076
Qwest Corp. 9.125% 3/15/12 (d)	3,415,000	3,628,438
Qwest Services Corp.:
13.5% 12/15/10 (d)	775,000	895,125
14% 12/15/14 (d)	2,735,000	3,268,325
Rogers Wireless, Inc.:
6.375% 3/1/14 (d)	2,090,000	2,006,400
9.625% 5/1/11	1,615,000	1,873,400
U.S. West Capital Funding, Inc. 6.375% 7/15/08	1,965,000	1,680,075
U.S. West Communications:
6.875% 9/15/33	465,000	390,600
7.125% 11/15/43	875,000	730,625
7.2% 11/10/26	540,000	464,400
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Communications: - continued
7.5% 6/15/23	$ 825,000	$ 754,875
Western Wireless Corp. 9.25% 7/15/13	500,000	515,000
		48,085,476
TOTAL NONCONVERTIBLE BONDS		406,272,283
TOTAL CORPORATE BONDS (Cost $397,406,685)		407,474,008
Commercial Mortgage Securities - 0.3%

Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (d)	115,000	110,139
Class BWE, 7.226% 10/11/37 (d)	160,000	153,225
Class BWF, 7.55% 10/11/37 (d)	139,000	133,098
Class BWG, 8.155% 10/11/37 (d)	135,000	127,744
Class BWH, 9.073% 10/11/37 (d)	100,000	96,250
Class BWJ, 9.99% 10/11/37 (d)	115,000	110,629
Class BWK, 10.676% 10/11/37 (d)	100,000	95,910
Class BWL, 10.1596% 10/11/37 (d)	163,000	143,841
CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 3.8806% 12/15/09 (d)(e)	67,867	57,941
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.2995% 11/18/31 (d)(e)	400,000	391,922
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,360,633)		1,420,699
Common Stocks - 0.0%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	10	0
Super Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	2,350	58,750
Telecommunications - 0.0%
Covad Communications Group, Inc. (a)	110	220
TOTAL COMMON STOCKS (Cost $219)		58,970
Nonconvertible Preferred Stocks - 1.7%
	Shares	Value (Note 1)
Broadcasting - 0.2%
Granite Broadcasting Corp. 12.75% pay-in-kind (a)	1,795	$ 861,600
Cable TV - 1.5%
CSC Holdings, Inc.:
(depositary shares) Series M, 11.125%	22,125	2,316,488
Series H, 11.75%	42,910	4,505,550
		6,822,038
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,692,058)		7,683,638
Floating Rate Loans - 2.1%
	Principal Amount
Cable TV - 0.5%
Century Cable Holdings LLC Tranche B term loan 6% 12/31/09 (e)	$ 700,000	682,500
Hilton Head Communications LP Tranche B term loan 5.25% 3/31/08 (e)	1,450,000	1,406,500
		2,089,000
Electric Utilities - 0.9%
Allegheny Energy Supply Co. LLC Tranche C term loan 5.35% 6/8/11 (e)	1,400,000	1,408,750
Astoria Energy LLC term loan:
6.7011% 4/15/12 (e)	1,650,000	1,662,375
9.9% 4/15/12 (e)	810,000	822,150
		3,893,275
Hotels - 0.5%
Wyndham International, Inc. term loan:
5.875% 6/30/06 (e)	2,130,279	2,045,068
6.875% 4/1/06 (e)	449,332	443,716
		2,488,784
Telecommunications - 0.2%
Qwest Corp. Tranche B term loan 6.95% 6/30/10 (e)	925,000	906,500
TOTAL FLOATING RATE LOANS (Cost $9,080,507)		9,377,559
Money Market Funds - 3.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.06% (b) (Cost $15,740,598)	15,740,598	$ 15,740,598
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $431,280,700)		441,755,472
NET OTHER ASSETS - 1.3%		5,701,986
NET ASSETS - 100%		$ 447,457,458
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $122,405,998 or 27.4% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,985,000 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	8/8/02 - 1/21/03	$ 2,633,750
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.5%
Canada	4.5%
United Kingdom	1.9%
Marshall Islands	1.5%
Cayman Islands	1.0%
Others (individually less than 1%)	4.6%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $352,074,206 and $290,406,494, respectively.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $9,377,559 or 2.1% of net assets.
Income Tax Information
At October 31, 2003, the fund had a capital loss carryforward of approximately $2,456,000 all of which will expire on October 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $431,280,700) - See accompanying schedule		$ 441,755,472
Cash		360,754
Receivable for investments sold		7,204,183
Receivable for fund shares sold		895,158
Interest receivable		8,519,369
Prepaid expenses		1,356
Receivable from investment adviser for expense reductions		20,340
Other affiliated receivables		19
Total assets		458,756,651

Liabilities
Payable for investments purchased	$ 8,147,142
Payable for fund shares redeemed	2,115,662
Distributions payable	547,825
Accrued management fee	215,686
Distribution fees payable	138,669
Other affiliated payables	97,245
Other payables and accrued expenses	36,964
Total liabilities		11,299,193

Net Assets		$ 447,457,458
Net Assets consist of:
Paid in capital		$ 424,938,159
Undistributed net investment income		3,084,634
Accumulated undistributed net realized gain (loss) on investments		8,959,876
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,474,789
Net Assets		$ 447,457,458

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($80,028,246 ÷ 8,528,900 shares)	$ 9.38

Maximum offering price per share (100/95.25 of $9.38)	$ 9.85
Class T: Net Asset Value and redemption price per share ($86,306,449 ÷ 9,207,740 shares)	$ 9.37

Maximum offering price per share (100/96.50 of $9.37)	$ 9.71
Class B: Net Asset Value and offering price per share ($76,667,271 ÷ 8,181,611 shares) A	$ 9.37

Class C: Net Asset Value and offering price per share ($61,697,805 ÷ 6,583,549 shares) A	$ 9.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($142,757,687 ÷ 15,201,514 shares)	$ 9.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2004 (Unaudited)

Investment Income
Dividends		$ 438,859
Interest		16,858,153
Total income		17,297,012

Expenses
Management fee	$ 1,230,469
Transfer agent fees	473,158
Distribution fees	820,840
Accounting fees and expenses	102,457
Non-interested trustees' compensation	959
Custodian fees and expenses	15,875
Registration fees	51,743
Audit	30,664
Legal	4,059
Miscellaneous	2,600
Total expenses before reductions	2,732,824
Expense reductions	(115,155)	2,617,669
Net investment income (loss)		14,679,343
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		11,524,668
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,100,961)
Assets and liabilities in foreign currencies	13
Total change in net unrealized appreciation (depreciation)		(9,100,948)
Net gain (loss)		2,423,720
Net increase (decrease) in net assets resulting from operations		$ 17,103,063

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,679,343	$ 23,675,802
Net realized gain (loss)	11,524,668	15,982,876
Change in net unrealized appreciation (depreciation)	(9,100,948)	24,806,908
Net increase (decrease) in net assets resulting from operations	17,103,063	64,465,586
Distributions to shareholders from net investment income	(15,960,547)	(20,668,292)
Share transactions - net increase (decrease)	64,292,656	169,064,247
Redemption fees	1,275	-
Total increase (decrease) in net assets	65,436,447	212,861,541

Net Assets
Beginning of period	382,021,011	169,159,470
End of period (including undistributed net investment income of $3,084,634 and undistributed net investment income of $4,365,838, respectively)	$ 447,457,458	$ 382,021,011

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.33	$ 7.89	$ 8.75	$ 9.35	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.336	.725	.709 H	.760	.895	.116
Net realized and unrealized gain (loss)	.082	1.360	(.908) H	(.602)	(.640)	(.091)
Total from investment operations	.418	2.085	(.199)	.158	.255	.025
Distributions from net investment income	(.368)	(.645)	(.661)	(.758)	(.825)	(.105)
Redemption fees added to paid in capital	- E, I	-	-	-	-	-
Net asset value, end of period	$ 9.38	$ 9.33	$ 7.89	$ 8.75	$ 9.35	$ 9.92
Total Return B, C, D	4.50%	27.23%	(2.49)%	1.83%	2.40%	.25%
Ratios to Average Net Assets G
Expenses before expense reductions	1.01% A	1.00%	1.02%	1.14%	1.70%	11.82% A
Expenses net of voluntary waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	.99%	.98%	1.00% A
Net investment income (loss)	7.15% A	8.26%	8.42% H	8.50%	9.17%	7.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,028	$ 61,084	$ 31,456	$ 28,046	$ 13,295	$ 739
Portfolio turnover rate	145% A	129%	105%	139%	157%	331% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period September 7, 1999 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.33	$ 7.89	$ 8.74	$ 9.35	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.332	.717	.695 H	.753	.898	.112
Net realized and unrealized gain (loss)	.071	1.359	(.893) H	(.613)	(.656)	(.089)
Total from investment operations	.403	2.076	(.198)	.140	.242	.023
Distributions from net investment income	(.363)	(.636)	(.652)	(.750)	(.812)	(.103)
Redemption fees added to paid in capital	- E, I	-	-	-	-	-
Net asset value, end of period	$ 9.37	$ 9.33	$ 7.89	$ 8.74	$ 9.35	$ 9.92
Total Return B, C, D	4.34%	27.11%	(2.47)%	1.63%	2.27%	.23%
Ratios to Average Net Assets G
Expenses before expense reductions	1.19% A	1.19%	1.24%	1.39%	1.83%	11.91% A
Expenses net of voluntary waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.10%	1.10% A
Expenses net of all reductions	1.10% A	1.10%	1.10%	1.09%	1.08%	1.10% A
Net investment income (loss)	7.05% A	8.16%	8.32% H	8.40%	9.07%	7.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,306	$ 81,735	$ 35,751	$ 16,814	$ 8,936	$ 2,422
Portfolio turnover rate	145% A	129%	105%	139%	157%	331% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period September 7, 1999 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.32	$ 7.88	$ 8.74	$ 9.34	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.301	.658	.641 H	.692	.830	.102
Net realized and unrealized gain (loss)	.081	1.361	(.904) H	(.601)	(.663)	(.083)
Total from investment operations	.382	2.019	(.263)	.091	.167	.019
Distributions from net investment income	(.332)	(.579)	(.597)	(.691)	(.747)	(.099)
Redemption fees added to paid in capital	- E, I	-	-	-	-	-
Net asset value, end of period	$ 9.37	$ 9.32	$ 7.88	$ 8.74	$ 9.34	$ 9.92
Total Return B, C, D	4.12%	26.32%	(3.23)%	1.08%	1.50%	.19%
Ratios to Average Net Assets G
Expenses before expense reductions	1.80% A	1.80%	1.83%	1.94%	2.47%	12.54% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75%	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.75%	1.73%	1.75% A
Net investment income (loss)	6.40% A	7.51%	7.67% H	7.74%	8.42%	7.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,667	$ 70,661	$ 32,854	$ 19,694	$ 10,054	$ 2,089
Portfolio turnover rate	145% A	129%	105%	139%	157%	331% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period September 7, 1999 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.32	$ 7.88	$ 8.74	$ 9.35	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.297	.651	.635 H	.684	.819	.101
Net realized and unrealized gain (loss)	.081	1.359	(.906) H	(.612)	(.643)	(.093)
Total from investment operations	.378	2.010	(.271)	.072	.176	.008
Distributions from net investment income	(.328)	(.570)	(.589)	(.682)	(.736)	(.098)
Redemption fees added to paid in capital	- E, I	-	-	-	-	-
Net asset value, end of period	$ 9.37	$ 9.32	$ 7.88	$ 8.74	$ 9.35	$ 9.91
Total Return B, C, D	4.06%	26.19%	(3.32)%	.86%	1.60%	.08%
Ratios to Average Net Assets G
Expenses before expense reductions	1.87% A	1.88%	1.90%	2.03%	2.60%	12.67% A
Expenses net of voluntary waivers, if any	1.85% A	1.85%	1.85%	1.85%	1.85%	1.85% A
Expenses net of all reductions	1.85% A	1.85%	1.85%	1.84%	1.83%	1.85% A
Net investment income (loss)	6.30% A	7.41%	7.57% H	7.65%	8.32%	7.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,698	$ 59,655	$ 20,719	$ 14,218	$ 6,563	$ 1,854
Portfolio turnover rate	145% A	129%	105%	139%	157%	331% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period September 7, 1999 (commencement of operations) to October 31, 1999. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 7.90	$ 8.75	$ 9.35	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.343	.739	.709 G	.772	.910	.118
Net realized and unrealized gain (loss)	.082	1.359	(.886) G	(.599)	(.638)	(.091)
Total from investment operations	.425	2.098	(.177)	.173	.272	.027
Distributions from net investment income	(.375)	(.658)	(.673)	(.773)	(.842)	(.107)
Redemption fees added to paid in capital	- D, H	-	-	-	-	-
Net asset value, end of period	$ 9.39	$ 9.34	$ 7.90	$ 8.75	$ 9.35	$ 9.92
Total Return B, C	4.57%	27.38%	(2.23)%	2.00%	2.57%	.28%
Ratios to Average Net Assets F
Expenses before expense reductions	.92% A	.96%	.96%	1.04%	1.62%	11.66% A
Expenses net of voluntary waivers, if any	.85% A	.85%	.85%	.85%	.85%	.85% A
Expenses net of all reductions	.85% A	.85%	.85%	.84%	.83%	.85% A
Net investment income (loss)	7.30% A	8.41%	8.57% G	8.65%	9.32%	8.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,758	$ 108,885	$ 48,379	$ 11,381	$ 4,910	$ 719
Portfolio turnover rate	145% A	129%	105%	139%	157%	331% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period September 7, 1999 (commencement of operations) to October 31, 1999. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective November 30, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change. H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 18,291,277	|
Unrealized depreciation	(6,435,030)
Net unrealized appreciation (depreciation)	$ 11,856,247
Cost for federal income tax purposes	$ 429,899,225

Short-Term Trading (Redemption) Fees. Shares purchased after March 31, 2004, and held in the fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 55,097	$ 161
Class T	0%	.25%	108,627	415
Class B	.65%	.25%	341,578	247,108
Class C	.75%	.25%	315,538	134,509
			$ 820,840	$ 382,193

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 44,790
Class T	13,286
Class B*	112,061
Class C*	9,745
$ 179,882

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 65,654	.18*
Class T	114,637	.27*
Class B	83,034	.22*
Class C	58,745	.19*
Institutional Class	151,088	.24*
	$ 473,158

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $95,120 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.00%	$ 2,165
Class T	1.10%	40,876
Class B	1.75%	19,904
Class C	1.85%	6,564
Institutional Class	.85%	41,523
		$ 111,032

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $23 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4,100.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 2,812,145	$ 3,463,982
Class T	3,327,411	5,285,877
Class B	2,651,119	3,522,659
Class C	2,182,056	2,720,372
Institutional Class	4,987,816	5,675,402
Total	$ 15,960,547	$ 20,668,292

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	2,872,780	5,078,597	$ 27,281,425	$ 44,740,558
Reinvestment of distributions	246,167	329,086	2,332,239	2,911,571
Shares redeemed	(1,134,263)	(2,849,082)	(10,759,587)	(25,436,110)
Net increase (decrease)	1,984,684	2,558,601	$ 18,854,077	$ 22,216,019
Class T
Shares sold	2,516,280	10,067,102	$ 23,867,721	$ 87,281,226
Reinvestment of distributions	290,775	428,290	2,752,085	3,800,828
Shares redeemed	(2,361,961)	(6,266,128)	(22,386,152)	(55,411,229)
Net increase (decrease)	445,094	4,229,264	$ 4,233,654	$ 35,670,825
Class B
Shares sold	1,521,029	5,222,668	$ 14,425,127	$ 45,487,161
Reinvestment of distributions	158,085	216,886	1,496,113	1,919,716
Shares redeemed	(1,075,936)	(2,028,953)	(10,192,843)	(17,785,865)
Net increase (decrease)	603,178	3,410,601	$ 5,728,397	$ 29,621,012
Class C
Shares sold	1,557,171	5,869,016	$ 14,763,228	$ 51,408,339
Reinvestment of distributions	140,880	179,833	1,333,398	1,600,340
Shares redeemed	(1,511,970)	(2,279,628)	(14,325,441)	(20,253,596)
Net increase (decrease)	186,081	3,769,221	$ 1,771,185	$ 32,755,083
Institutional Class
Shares sold	4,379,672	9,351,108	$ 41,625,969	$ 82,152,855
Reinvestment of distributions	419,593	470,456	3,978,948	4,177,210
Shares redeemed	(1,251,541)	(4,293,095)	(11,899,574)	(37,528,757)
Net increase (decrease)	3,547,724	5,528,469	$ 33,705,343	$ 48,801,308

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AHI-USAN-0604
1.784884.101

Fidelity® Advisor

Floating Rate High Income

Fund - Institutional Class

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

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Other third party marks appearing herein are the property of their respective owners.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Charter Communication Operating LLC	3.5	1.7
EchoStar DBS Corp.	3.1	2.8
Qwest Corp.	2.5	2.1
Nextel Communications, Inc.	2.5	0.0
Centerpoint Energy House Electric LLC	1.2	1.2
	12.8
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Cable TV	12.8	9.7
Telecommunications	11.7	10.2
Electric Utilities	6.1	7.6
Healthcare	5.3	7.7
Energy	4.3	3.7
Quality Diversification (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 2.8%	BBB 3.8%
BB 35.4%	BB 43.2%
B 24.9%	B 20.4%
CCC,CC,C 2.8%	CCC,CC,C 0.8%
D 0.1%	D 0.1%
Not Rated 21.0%	Not Rated 10.7%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 13.0%	Short-Term Investments and Net Other Assets 21.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2004 *		As of October 31, 2003 **
	Floating Rate Loans 70.6%		Floating Rate Loans 71.4%
	Nonconvertible Bonds 16.4%		Nonconvertible Bonds 7.5%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 13.0%		Short-Term Investments and Net Other Assets 21.0%
* Foreign investments	4.3%	** Foreign investments	4.1%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (e) - 70.6%
	Principal Amount (000s)	Value (Note 1) (000s)
Aerospace - 0.5%
DRS Technologies, Inc. term loan 2.9532% 11/4/10 (d)	$ 1,022	$ 1,033
Titan Corp. Tranche B term loan 4.3778% 6/30/09 (d)	2,948	2,951
Transdigm, Inc. term loan 6% 7/22/10 (d)	1,596	1,607
United Defense Industries, Inc. Tranche B term loan 3.1% 8/13/09 (d)	5,004	5,048
		10,639
Automotive - 1.5%
Collins & Aikman Products Co.:
Revolving Credit-Linked Deposit 6% 12/31/05 (d)	702	709
Tranche A1 term loan 6% 12/31/05 (d)	1,298	1,311
Tranche B term loan 7.75% 12/31/05 (d)	480	486
CSK Automotive, Inc. Tranche B term loan 3.39% 6/20/09 (d)	4,000	4,020
Enersys Capital, Inc. term loan 3.62% 3/17/11 (d)	1,000	1,014
Federal-Mogul Financing Trust Tranche B term loan 3.6% 2/24/05 (d)	2,000	1,800
Goodyear Dunlop Tire Europe BV term loan 3.12% 4/30/05 (d)	5,776	5,791
New Flyer Industries Ltd.:
Tranche A Credit-Linked Deposit 3.85% 2/27/10 (d)	714	723
Tranche B term loan 3.85% 2/27/10 (d)	2,286	2,314
Plastech Engineered Products, Inc. Tranche B1 term loan 3.85% 3/31/10 (d)	2,000	2,030
Tenneco Automotive, Inc.:
Tranche B term loan 4.36% 12/12/10 (d)	3,440	3,500
Tranche B1 Credit-Linked Deposit 4.35% 12/12/10 (d)	1,552	1,579
TRW Automotive Holdings Corp. Tranche D1 term loan 2.9375% 2/28/11 (d)	4,870	4,930
United Components, Inc. Tranche C term loan 5.75% 6/30/10 (d)	2,570	2,602
		32,809
Broadcasting - 2.2%
Cumulus Media, Inc. Tranche D term loan 3.375% 3/28/10 (d)	8,024	8,124
Emmis Communications Corp. Tranche B term loan 3.375% 8/31/09 (d)	10,006	10,031
Gray Television, Inc. Tranche C term loan 3.6375% 12/31/10 (d)	3,990	4,045
LIN Television Corp. Tranche B term loan 3.3645% 12/31/07 (d)	9,720	9,817
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Broadcasting - continued
Nexstar Broadcasting Group, Inc. Tranche C term loan 3.36% 12/31/10 (d)	$ 1,995	$ 2,022
Sinclair Broadcast Group, Inc.:
term loan 3.375% 12/31/09 (d)	6,545	6,635
Tranche A1 term loan 3.375% 12/31/09 (d)	2,166	2,193
Spanish Broadcasting System, Inc. term loan 4.36% 10/30/09 (d)	4,838	4,898
		47,765
Building Materials - 0.4%
Atrium Companies, Inc. term loan 3.8896% 12/10/08 (d)	798	809
Goodman Global Holdings, Inc. Tranche B term loan 3.25% 11/21/09 (d)	1,700	1,723
National Waterworks, Inc. Tranche B1 term loan 3.86% 11/22/09 (d)	1,929	1,948
PGT Industries Tranche A term loan 4.17% 1/29/10 (d)	998	1,005
Ply Gem Industries, Inc. term loan 3.61% 2/12/11 (d)	3,000	3,008
		8,493
Cable TV - 8.4%
Adelphia Communications Corp. Tranche B term loan 4.5622% 6/25/04 (d)	7,500	7,575
Atlantic Broadband Finance LLC/Atlantic Broadband Finance, Inc. Tranche B term loan 4.37% 9/1/11 (d)	2,700	2,727
Cebridge Connections, Inc. Tranche 1 term loan 4.3918% 2/23/09 (d)	3,000	3,008
Century Cable Holdings LLC Tranche B term loan:
6% 6/30/09 (d)	2,200	2,156
6% 12/31/09 (d)	2,750	2,681
Century-TCI California LP term loan 6.86% 12/31/07 (d)	6,016	5,896
Charter Communication Operating LLC Tranche B term loan 4.42% 4/27/11 (d)	75,000	74,754
DIRECTV Holdings LLC Tranche B2 term loan 3.3994% 3/6/10 (d)	15,114	15,284
Hilton Head Communications LP Tranche B term loan 5.25% 3/31/08 (d)	8,150	7,906
Insight Midwest Holdings LLC:
Tranche A, term loan 2.9356% 6/30/09 (d)	8,000	7,980
Tranche B term loan:
3.9373% 12/31/09 (d)	10,973	11,041
3.9375% 12/31/09 (d)	998	1,005
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Cable TV - continued
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B term loan 3.62% 9/30/10 (d)	$ 3,000	$ 3,041
Olympus Cable Holdings LLC:
Tranche A term loan 5.25% 6/30/10 (d)	8,200	7,811
Tranche B term loan 6% 9/30/10 (d)	6,500	6,338
PanAmSat Corp. Tranche B1 term loan 3.6% 9/30/10 (d)	5,312	5,339
Pegasus Media & Communications, Inc.:
term loan 4.6875% 7/31/05 (d)	4,000	3,990
Tranche B term loan 4.6875% 4/30/05 (d)	536	528
Rainbow Media Holdings, Inc. Tranche C term loan 3.38% 3/31/09 (d)	4,975	5,000
United Pan-Europe Communications NV Tranche C2 term loan 6.64% 3/31/09 (d)	6,390	6,398
		180,458
Capital Goods - 2.6%
AGCO Corp. term loan 3.35% 1/31/06 (d)	8,886	9,020
Douglas Dynamics Holdings, Inc. term loan 3.8767% 3/31/10 (d)	1,000	1,011
Dresser, Inc. Tranche C term loan 3.62% 3/1/10 (d)	2,066	2,107
Flowserve Corp. Tranche C term loan 3.875% 6/30/09 (d)	2,464	2,476
Invensys International Holding Ltd. Tranche B1 term loan 4.6113% 9/4/09 (d)	12,000	12,045
Mueller Group, Inc. term loan 4.35% 4/23/11 (d)	2,000	2,000
Roper Industries, Inc. term loan 3.127% 12/29/08 (d)	9,875	10,011
Sensus Metering Systems, Inc. Tranche B term loan 4.1699% 12/17/10 (d)	3,591	3,609
SPX Corp. Tranche B1 term loan 3.125% 9/30/09 (d)	5,553	5,632
Terex Corp.:
term loan 3.7429% 12/31/09 (d)	2,448	2,460
Tranche B term loan 3.1238% 7/3/09 (d)	5,165	5,191
TriMas Corp. Tranche B term loan 4.6% 12/31/09 (d)	872	876
		56,438
Chemicals - 2.4%
CP Kelco:
Tranche B term loan 5.1527% 3/31/08 (d)	256	258
Tranche C term loan 5.41% 9/30/08 (d)	84	85
Geo Specialty Chemicals, Inc. Tranche B term loan 9.25% 12/31/07 (d)	1,149	1,057
Georgia Gulf Corp. Tranche D term loan 3.625% 12/2/10 (d)	4,291	4,334
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Chemicals - continued
Hercules, Inc. Tranche B term loan 3.4697% 10/8/10 (d)	$ 2,500	$ 2,531
Huntsman ICI Chemicals LLC:
Tranche B term loan 5.216% 6/30/07 (d)	4,645	4,668
Tranche C term loan 5.4375% 6/30/08 (d)	4,645	4,668
Kraton Polymers LLC term loan 5% 12/23/10 (d)	5,285	5,351
Messer Griesheim Holding AG:
Tranche B2 term loan 3.8313% 4/28/09 (d)	702	702
Tranche C2 term loan 4.3313% 4/28/10 (d)	1,010	1,010
Nalco Co. Tranche B term loan 3.629% 11/4/10 (d)	16,443	16,567
Noveon International, Inc. Tranche B term loan 3.9375% 12/31/09 (d)	2,776	2,773
SGL Carbon LLC term loan 4.22% 12/31/09 (d)	3,000	3,000
United Industries Corp. term loan 3.8376% 4/28/11 (d)	4,000	4,045
		51,049
Consumer Products - 3.1%
American Achievement Corp. Tranche B term loan 5.5% 3/25/11 (d)	2,500	2,531
American Safety Razor Co. Tranche B term loan 4.35% 4/29/11 (d)	3,000	3,030
Amscan Holdings, Inc. term loan 3.85% 4/30/12 (d)	4,000	4,030
Armkel LLC Tranche B term loan 4.125% 3/28/09 (d)	679	685
Bombardier Recreational Products, Inc. term loan 4.13% 12/18/10 (d)	1,000	1,000
Central Garden & Pet Co. Tranche B term loan 3.35% 5/14/09 (d)	993	1,002
Church & Dwight Co., Inc. Tranche B term loan 3.34% 9/30/07 (d)	5,429	5,497
Jostens, Inc. term loan 3.72% 7/29/10 (d)	4,739	4,763
Prestige Brands, Inc. Tranche B term loan 4.0844% 4/6/11 (d)	5,000	5,050
Revlon Consumer Products Corp.:
term loan 8.5% 5/30/05 (d)	979	979
Tranche A term loan 8% 5/30/05 (d)	4,000	4,000
Sealy Mattress Co. term loan 3.86% 4/6/12 (d)	9,900	10,036
Simmons Co.:
term loan 5.125% 6/19/12 (d)	2,000	2,000
Tranche B term loan 4.0893% 12/19/11 (d)	5,876	5,949
Sola International, Inc. term loan 3.65% 12/11/09 (d)	4,000	4,045
Tempur Pedic, Inc. Tranche B term loan 4.61% 6/30/09 (d)	1,985	2,005
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Consumer Products - continued
The Scotts Co. term loan 3.125% 9/30/10 (d)	$ 8,991	$ 9,115
Weight Watchers International, Inc. Tranche B term loan 2.92% 3/31/10 (d)	1,230	1,236
		66,953
Containers - 2.4%
Ball Corp. Tranche B1 term loan 2.86% 12/19/09 (d)	3,427	3,453
Berry Plastics Corp. Tranche C term loan 3.63% 7/22/10 (d)	1,970	2,000
Crown Cork & Seal Americas, Inc. Tranche B1 term loan 4.1% 9/15/08 (d)	1,900	1,933
Owens Illinois Group, Inc.:
Tranche A1 term loan 3.92% 4/1/07 (d)	10,000	10,038
Tranche B1 term loan 3.88% 4/1/08 (d)	9,200	9,258
Printpack Holdings, Inc. Tranche C term loan 3.375% 3/31/09 (d)	873	880
Silgan Holdings, Inc. Tranche B term loan 3.39% 11/30/08 (d)	12,825	12,969
Solo Cup Co. term loan 3.61% 2/27/11 (d)	9,850	9,998
		50,529
Diversified Financial Services - 0.4%
Global Cash Access LLC/Global Cash Access Finance Corp. Tranche B term loan 3.85% 3/10/10 (d)	6,900	6,995
Newkirk Master LP term loan 5.7099% 11/24/06 (d)	2,072	2,103
		9,098
Diversified Media - 1.3%
Adams Outdoor Advertisng Ltd. term loan 3.4% 10/15/11 (d)	2,650	2,680
Blockbuster, Inc. Tranche B term loan 2.36% 7/1/04 (d)	400	400
CanWest Media, Inc. Tranche D term loan 3.8719% 5/15/09 (d)	1,990	2,020
Cinram International, Inc. Tranche B term loan 4.84% 9/30/09 (d)	1,977	1,994
Lamar Media Corp.:
Tranche A term loan 2.9375% 6/30/09 (d)	1,000	1,005
Tranche C term loan 3.1875% 6/30/10 (d)	7,741	7,818
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Diversified Media - continued
R.H. Donnelly Corp. Tranche B2 term loan 3.369% 6/30/10 (d)	$ 3,807	$ 3,859
Vivendi Universal Entertainment LLC term loan 3.85% 9/30/08 (d)	9,000	9,023
		28,799
Electric Utilities - 4.8%
AES Corp. term loan 5.32% 4/30/08 (d)	5,429	5,496
Allegheny Energy Supply Co. LLC:
term loan 4.1% 3/8/11 (d)	5,000	5,019
Tranche C term loan 5.35% 6/8/11 (d)	8,000	8,050
Aquila Networks Canada Corp. term loan 7.25% 7/30/04 (d)	7,000	7,000
Aquila, Inc. term loan 8% 5/15/06 (d)	683	706
Astoria Energy LLC term loan 6.7011% 4/15/12 (d)	14,000	14,105
Calpine Corp. Tranche B1 term loan 4.6875% 7/15/07 (d)	2,978	3,000
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (d)	22,450	25,369
CenterPoint Energy, Inc. term loan 4.7225% 10/7/06 (d)	2,984	3,043
Cogentrix Delaware Holdings, Inc. term loan 3.35% 2/25/09 (d)	5,550	5,557
Midwest Generation LLC term loan 4.475% 4/27/11 (d)	2,000	2,020
Northwestern Corp. term loan 6.74% 12/1/06 (d)	983	1,002
NRG Energy, Inc.:
Credit-Linked Deposit 5.5% 6/23/10 (d)	2,916	3,004
term loan 5.5% 6/23/10 (d)	5,189	5,344
Teton Power Funding LLC term loan 4.36% 3/12/11 (d)	6,500	6,565
Tucson Electric Power Co. Tranche B Credit-Linked Deposit 3.36% 6/30/09 (d)	7,000	7,026
		102,306
Energy - 1.5%
Citgo Petroleum Corp. term loan 8.25% 2/27/06 (d)	1,000	1,033
Magellan Midstream Holdings LP Tranche A term loan 4.67% 6/17/08 (d)	2,569	2,598
Magellan Midstream Partners LP Tranche C term loan 3.1% 8/6/08 (d)	3,900	3,929
Parker Drilling Co. term loan 5.35% 10/10/07 (d)	500	506
Premcor Refining Group, Inc. Credit-Linked Deposit 3.1% 4/13/09 (d)	9,000	9,068
Pride Offshore, Inc. term loan 3.63% 1/15/09 (d)	664	671
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Energy - continued
Tesoro Petroleum Corp. term loan 6.6105% 4/15/08 (d)	$ 1,980	$ 2,039
Williams Production RMT Co. Tranche C term loan 3.6% 5/30/07 (d)	11,662	11,793
		31,637
Entertainment/Film - 2.4%
Carmike Cinemas, Inc. term loan 4.4375% 2/4/09 (d)	1,397	1,424
Cinemark USA, Inc. term loan 5.25% 3/31/11 (d)	10,950	11,128
Lions Gate Entertainment Corp. term loan 4.36% 12/31/08 (d)	4,000	4,020
Metro-Goldwyn-Mayer Studios, Inc. Tranche B, term loan 5.5% 4/30/11 (d)	15,000	15,038
Regal Cinemas Corp. Tranche D term loan 3.375% 6/30/09 (d)	5,730	5,816
Warner Music Group term loan 3.8938% 2/28/11 (d)	14,300	14,497
		51,923
Environmental - 1.5%
Allied Waste Industries, Inc.:
Tranche A Credit-Linked Deposit 3.84% 1/15/10 (d)	1,143	1,159
Tranche B term loan 3.8662% 1/15/10 (d)	14,746	14,986
Tranche C term loan 3.86% 1/15/10 (d)	3,000	3,049
Tranche D term loan 3.64% 1/15/10 (d)	3,000	3,041
Casella Waste Systems, Inc. Tranche B term loan 3.9554% 1/24/10 (d)	2,970	3,000
Ionics, Inc. term loan 3.87% 2/13/11 (d)	3,800	3,838
Stericycle, Inc. Tranche B term loan 3.35% 9/5/07 (d)	364	366
Waste Connections, Inc. term loan 2.875% 10/22/10 (d)	2,000	2,015
		31,454
Food and Drug Retail - 0.5%
Rite Aid Corp. term loan 4.1% 4/30/08 (d)	10,000	10,225
Food/Beverage/Tobacco - 2.6%
Atkins Nutritional Holdings II, Inc. term loan:
4.36% 10/29/09 (d)	2,751	2,754
6.86% 10/29/09 (d)	4,600	4,612
B&G Foods, Inc. term loan 4.52% 8/31/09 (d)	2,985	2,989
Commonwealth Brands, Inc. term loan 5.1875% 8/28/07 (d)	648	656
Constellation Brands, Inc. Tranche B term loan 3.2125% 11/30/08 (d)	3,125	3,172
Del Monte Corp. Tranche B term loan 3.4078% 12/20/10 (d)	6,206	6,299
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Food/Beverage/Tobacco - continued
Dr Pepper/Seven Up Bottling Group, Inc. Tranche B term loan 3.6493% 12/19/10 (d)	$ 7,082	$ 7,161
Luigino's, Inc. term loan 4.125% 4/2/11 (d)	314	319
Merisant Co. Tranche B term loan 3.92% 1/11/10 (d)	1,379	1,382
Michael Foods, Inc. Tranche B term loan 3.9151% 11/21/10 (d)	8,479	8,606
NBTY, Inc. Tranche C term loan 3.1% 7/25/09 (d)	1,478	1,486
Nellson Nutraceutical, Inc. term loan 4.11% 10/4/09 (d)	1,077	1,077
Reddy Ice Group, Inc. term loan:
3.6% 8/15/09 (d)	796	800
3.6% 8/15/09 (d)	299	301
Suiza Foods Corp.:
Tranche B1 term loan 3.11% 7/15/08 (d)	9,942	10,079
Tranche C term loan 2.89% 7/15/08 (d)	4,000	4,040
		55,733
Gaming - 1.1%
Alliance Gaming Corp. term loan 3.7875% 9/5/09 (d)	6,350	6,437
Ameristar Casinos, Inc. Tranche B term loan 3.125% 12/20/06 (d)	2,525	2,550
Argosy Gaming Co. Tranche B term loan 3.36% 7/31/08 (d)	2,628	2,648
Green Valley Ranch Gaming LLC term loan 3.86% 12/26/10 (d)	1,995	2,025
Marina District Finance Co., Inc. Tranche B term loan 5.192% 12/13/07 (d)	2,985	3,030
Penn National Gaming, Inc. Tranche D term loan 3.6112% 9/1/07 (d)	1,896	1,924
Scientific Games Corp. Tranche C term loan 4.6731% 12/31/09 (d)	1,995	2,025
Venetian Casino Resort LLC Tranche B term loan 4.11% 6/4/08 (d)	2,653	2,686
		23,325
Healthcare - 5.1%
Accredo Health, Inc. Tranche B term loan 3.35% 3/31/09 (d)	980	993
ALARIS Medical Systems, Inc. term loan 3.36% 6/30/09 (d)	666	678
Alliance Imaging, Inc. Tranche C term loan 3.5739% 6/10/08 (d)	838	831
Alpharma, Inc. Tranche B term loan 4.4406% 7/31/08 (d)	1,436	1,443
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Healthcare - continued
AmeriPath, Inc. term loan 4.1% 3/27/10 (d)	$ 1,667	$ 1,677
AMN Healthcare, Inc. Tranche B term loan 4.11% 10/2/08 (d)	1,050	1,066
Apria Healthcare Group, Inc. Tranche B term loan 3.11% 7/20/08 (d)	2,945	2,982
Beverly Enterprises, Inc. term loan 4.4567% 10/22/08 (d)	1,990	2,015
Community Health Systems, Inc. term loan:
3.62% 7/16/10 (d)	6,018	6,124
3.62% 1/16/11 (d)	4,478	4,556
Concentra Operating Corp. term loan 4.9409% 6/30/09 (d)	1,985	2,010
CONMED Corp. Tranche C term loan 3.3887% 12/15/09 (d)	861	872
Connecticare Capital LLC term loan 5.0098% 10/30/09 (d)	1,850	1,869
DaVita, Inc. Tranche B term loan 3.1643% 3/31/09 (d)	16,865	17,034
Express Scripts, Inc. Tranche B term loan 2.8541% 2/13/10 (d)	5,000	5,031
Fisher Scientific International, Inc. Tranche C term loan 3.11% 3/31/10 (d)	7,077	7,148
Fresenius Medical Care Holdings, Inc. Tranche C term loan 3.34% 2/21/10 (d)	6,948	6,939
Genesis HealthCare Corp. Tranche B term loan 3.86% 12/1/10 (d)	898	910
Hanger Orthopedic Group, Inc. Tranche B term loan 3.86% 9/30/09 (d)	2,935	2,968
HCA, Inc. term loan 2.1% 4/30/06 (d)	5,607	5,593
IASIS Healthcare Corp. Tranche B term loan 3.85% 2/7/09 (d)	1,835	1,853
Kinetic Concepts, Inc. Tranche B1 term loan 3.36% 8/11/10 (d)	5,078	5,116
Mariner Health Care, Inc. Tranche B term loan 3.9966% 1/2/10 (d)	680	686
Multiplan, Inc. term loan 3.86% 3/4/09 (d)	3,000	3,038
Oxford Health Plans, Inc. term loan 3.1892% 4/30/09 (d)	1,980	1,980
PacifiCare Health Systems, Inc. term loan 3.7094% 6/3/08 (d)	3,970	4,010
Renal Care Group, Inc. term loan 2.6% 2/10/09 (d)	3,000	3,008
Sybron Dental Management, Inc. term loan 3.3635% 6/6/09 (d)	678	680
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Healthcare - continued
Triad Hospitals, Inc.:
Tranche A term loan 3.35% 3/31/07 (d)	$ 430	$ 436
Tranche B term loan 3.35% 9/30/08 (d)	7,456	7,577
Vanguard Health Systems, Inc. Tanche B term loan 5.35% 1/3/10 (d)	1,975	1,990
Ventas Realty LP/Ventas Capital Corp. Tranche B term loan 3.6% 4/17/07 (d)	983	986
VWR Corp. Tranche B term loan 3.6% 4/7/11 (d)	4,900	4,974
		109,073
Homebuilding/Real Estate - 0.9%
AIMCO Properties LP term loan 3.96% 3/11/05 (d)	977	979
Apartment Investment & Management Co. term loan 3.86% 5/30/08 (d)	3,000	3,023
CB Richard Ellis Services, Inc. term loan 4.4392% 12/31/08 (d)	2,950	2,980
Corrections Corp. of America Tranche C term loan 3.8711% 3/31/08 (d)	1,340	1,357
Crescent Real Estate Funding XII LP term loan 3.3482% 1/12/06 (d)	4,000	4,040
Landsource Communication Development LLC Tranche B term loan 3.625% 3/31/10 (d)	5,800	5,887
		18,266
Hotels - 1.2%
Extended Stay America, Inc.:
Tranche A3 term loan 4.35% 7/24/07 (d)	916	916
Tranche B term loan 4.85% 1/15/08 (d)	2,323	2,323
Starwood Hotels & Resorts Worldwide, Inc. term loan 2.725% 10/9/06 (d)	4,000	4,000
Wyndham International, Inc. term loan:
5.875% 6/30/06 (d)	13,202	12,674
6.875% 4/1/06 (d)	5,579	5,509
		25,422
Insurance - 0.5%
Conseco, Inc.:
Tranche A term loan 7.25% 9/10/09 (d)	6,127	6,142
Tranche B term loan 9.5% 9/10/10 (d)	1,838	1,843
USI Holdings Corp. term loan 3.67% 8/11/09 (d)	1,985	2,010
		9,995
Leisure - 1.0%
24 Hour Fitness Worldwide, Inc. term loan 4.75% 7/1/09 (d)	2,993	3,022
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Leisure - continued
Six Flags Theme Park, Inc. Tranche B term loan 3.5935% 6/30/09 (d)	$ 13,582	$ 13,700
True Temper Corp. term loan 3.6% 3/15/11 (d)	3,000	3,015
Vail Corp. term loan 3.42% 12/10/08 (d)	990	1,000
		20,737
Metals/Mining - 0.3%
Compass Minerals Group, Inc. Tranche B term loan 3.6484% 11/28/09 (d)	340	344
Peabody Energy Corp. term loan 2.859% 3/21/10 (d)	6,947	7,034
		7,378
Paper - 2.9%
Buckeye Technologies, Inc. term loan 3.6904% 3/15/08 (d)	4,876	4,924
Georgia-Pacific Corp. term loan 3.315% 11/28/05 (d)	7,000	7,000
Graphic Packaging International, Inc. Tranche B term loan 3.86% 8/8/10 (d)	15,522	15,755
Jefferson Smurfit Corp. Tranche B term loan 4.375% 3/31/07 (d)	3,569	3,605
Jefferson Smurfit Corp. U.S.:
Tranche B term loan 3.89% 9/16/10 (d)	500	507
Tranche C term loan 4.39% 9/16/11 (d)	500	507
Roseburg Forest Products Co. Tranche B term loan 5% 2/24/10 (d)	4,988	5,012
SP Newsprint Co. Tranche B:
Credit-Linked Deposit 4.1% 1/8/10 (d)	1,289	1,307
term loan 4.1% 1/8/10 (d)	706	716
Stone Container Corp.:
Tranche B term loan 3.6875% 6/30/09 (d)	17,400	17,487
Tranche C term loan 3.6756% 6/30/09 (d)	2,472	2,485
White Birch Paper 2nd Ltd. Tranche B2 term loan 7.5% 8/26/05 (d)	346	351
White Birch Paper Ltd. Tranche B1 term loan 7.5% 2/26/10 (d)	2,654	2,694
		62,350
Publishing/Printing - 2.6%
Advanstar Communications, Inc. Tranche B term loan 5.6% 10/11/07 (d)	188	188
American Media Operations, Inc. Tranche C1 term loan 3.88% 4/1/07 (d)	2,597	2,642
CBD Media, Inc. Tranche B term loan 3.34% 12/31/09 (d)	2,940	2,977
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Publishing/Printing - continued
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A term loan 3.3674% 11/8/08 (d)	$ 4,378	$ 4,427
Tranche B term loan 3.6172% 5/8/09 (d)	4,240	4,298
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A term loan 3.3241% 9/9/09 (d)	5,600	5,684
Tranche B term loan 3.4592% 9/9/10 (d)	14,744	14,965
Medianews Group, Inc. Tranche B term loan 3.1% 12/30/10 (d)	7,481	7,575
Morris Publishing Group LLC/Morris Publishing Finance Co. Tranche B term loan 3.375% 3/31/11 (d)	3,000	3,030
Reader's Digest Association, Inc. Tranche B term loan 4.2366% 5/20/08 (d)	2,054	2,067
Sun Media Corp. Canada Tranche B term loan 3.4182% 2/7/09 (d)	1,905	1,924
Transwestern Publishing Co. LP/Township Capital Corp. II Tranche B1 term loan 3.6563% 2/25/11 (d)	6,000	6,060
		55,837
Railroad - 0.3%
Kansas City Southern Railway Co. Tranche B term loan 3.1117% 3/30/08 (d)	6,000	6,090
Restaurants - 0.3%
AFC Enterprises, Inc. Tranche B term loan 4.1656% 5/23/09 (d)	979	981
CKE Restaurants, Inc. term loan 4.875% 4/1/08 (d)	405	405
Domino's, Inc. term loan 3.75% 6/25/10 (d)	4,328	4,360
		5,746
Services - 1.6%
CACI International, Inc. term loan 3.1798% 4/30/11 (d)	6,000	6,053
Coinmach Corp. Tranche B term loan 3.875% 7/25/09 (d)	2,254	2,285
CSG Systems International, Inc. Tranche B term loan 4.6601% 2/28/08 (d)	6,851	6,920
Hillman Companies, Inc. Tranche B term loan 6.25% 3/31/11 (d)	3,000	3,030
Iron Mountain, Inc. term loan 3.125% 4/2/11 (d)	4,890	4,939
JohnsonDiversey, Inc. Tranche B term loan 3.3778% 11/3/09 (d)	1,582	1,598
United Rentals, Inc.:
term loan 3.41% 2/14/11 (d)	4,167	4,219
Tranche B Credit-Linked Deposit 3.36% 2/14/11 (d)	833	844
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Services - continued
Wackenhut Corrections Corp. term loan 3.6344% 7/9/09 (d)	$ 1,925	$ 1,942
Worldspan LP Tranche B term loan 4.875% 6/30/07 (d)	1,303	1,305
		33,135
Shipping - 0.2%
Baker Tanks, Inc. term loan 3.9311% 1/30/11 (d)	3,392	3,408
Steels - 0.1%
Steel Dynamics, Inc. Tranche B1 term loan 4.14% 3/26/08 (d)	1,334	1,357
Super Retail - 1.2%
Advance Stores Co., Inc.:
Tranche D term loan 3.125% 11/30/06 (d)	432	437
Tranche E term loan 3.1569% 11/30/07 (d)	1,735	1,761
Alimentation Couche-Tard, Inc. term loan 3.375% 12/17/10 (d)	1,588	1,616
Buhrmann US, Inc. Tranche B1 term loan 3.86% 12/31/10 (d)	1,995	2,020
FTD, Inc. term loan 3.86% 2/28/11 (d)	1,400	1,418
General Nutrition Centers, Inc. Tranche B term loan 4.2039% 12/5/09 (d)	3,993	4,022
Hollywood Entertainment Corp. Tranche B term loan 4.6% 3/31/08 (d)	2,382	2,388
Oriental Trading Co., Inc.:
term loan 7.125% 1/8/11 (d)	3,300	3,333
Tranche B term loan 3.875% 8/4/10 (d)	4,092	4,102
PETCO Animal Supplies, Inc. Tranche D term loan 3.61% 10/2/08 (d)	1,452	1,470
Rent-A-Center, Inc. term loan 3.1916% 5/28/09 (d)	1,985	2,010
Travelcenters of America, Inc. term loan 4.4708% 11/14/08 (d)	877	888
		25,465
Technology - 2.4%
Alliant Techsystems, Inc. Tranche B term loan 2.924% 3/31/11 (d)	4,850	4,886
AMI Semiconductor, Inc. term loan 3.6% 9/26/08 (d)	2,388	2,406
Amphenol Corp. Tranche B1 term loan 2.9729% 5/6/10 (d)	8,180	8,262
Anteon International Corp. term loan 3.11% 12/31/10 (d)	4,988	5,025
Communications & Power Industries, Inc. term loan 4.1094% 7/23/10 (d)	1,600	1,624
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Technology - continued
Fairchild Semiconductor Corp. Tranche B1 term loan 3.75% 6/19/08 (d)	$ 4,963	$ 5,049
Global Imaging Systems, Inc. term loan 3.6043% 6/25/09 (d)	993	1,002
ON Semiconductor Corp. Tranche F term loan 3.875% 8/4/09 (d)	4,958	4,982
Seagate Technology Holdings, Inc. term loan 3.1872% 5/13/07 (d)	1,970	1,990
The Relizon Co. Tranche B term loan 4.26% 2/20/11 (d)	1,943	1,941
Viasystems Group, Inc. Tranche B term loan 6.47% 9/30/08 (d)	2,991	3,021
Xerox Corp. term loan 2.86% 9/30/08 (d)	12,000	12,075
		52,263
Telecommunications - 10.1%
Allegiance Telecom, Inc.:
revolver loan LIBOR + 4.5% 12/31/06 (d)	2,090	2,079
term loan LIBOR + 4.5% 12/31/06 (d)	1,910	1,901
American Tower LP:
Tranche A term loan 3.3609% 6/30/07 (d)	17,568	17,568
Tranche C term loan 3.3993% 12/31/07 (d)	6,988	6,988
Centennial Cellular Operating Co. LLC term loan 3.905% 2/9/11 (d)	12,000	12,000
Cincinnati Bell, Inc. Tranche D term loan 3.6286% 6/30/08 (d)	6,799	6,867
Consolidated Communications, Inc. Tranche B term loan 3.973% 10/14/11 (d)	1,000	1,008
Crown Castle International Corp. Tranche A term loan 3.36% 9/15/07 (d)	650	653
Crown Castle Operating Co. Tranche B term loan 4.61% 9/30/10 (d)	15,385	15,616
Dobson Cellular Systems, Inc. term loan 4.3664% 3/31/10 (d)	3,975	3,970
Microcell Solutions, Inc. Tranche A term loan 5.11% 3/17/11 (d)	3,000	3,023
Nextel Communications, Inc. Tranche E term loan 3.375% 12/15/10 (d)	51,671	52,316
Nextel Finance Co. Tranche A term loan 2.375% 12/31/07 (d)	3,787	3,782
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (d)	51,500	52,788
SBA Senior Finance, Inc. term loan 4.65% 10/31/08 (d)	7,095	7,148
SpectraSite Communications, Inc.:
term loan 3.42% 12/31/07 (d)	6,230	6,315
Tranche A term loan 3.7336% 6/30/07 (d)	8,236	8,329
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Telecommunications - continued
Telepak, Inc. term loan 3.61% 5/4/11 (d)	$ 2,900	$ 2,918
Western Wireless Corp.:
Tranche A term loan 3.1499% 3/31/08 (d)	4,582	4,559
Tranche B term loan 4.38% 9/30/08 (d)	6,073	6,073
		215,901
Textiles & Apparel - 0.3%
Kosa Lux Finance BV/Kosa UK Finance BV/Arteva Global Holdings BV/Kosa Canada Co. Tranche B term loan 4.7419% 4/29/11 (d)	5,000	5,038
Polymer Group, Inc. term loan 4.35% 4/27/10 (d)	1,000	1,008
William Carter Co. Tranche C term loan 3.7111% 9/30/08 (d)	736	749
		6,795
TOTAL FLOATING RATE LOANS (Cost $1,495,993)		1,508,851
Nonconvertible Bonds - 16.4%

Aerospace - 0.2%
L-3 Communications Corp. 6.125% 1/15/14 (c)	1,000	978
Ship Finance International Ltd. 8.5% 12/15/13 (c)	3,620	3,548
		4,526
Air Transportation - 0.0%
American Airlines, Inc. pass thru trust certificates 6.977% 11/23/22	539	492
Automotive - 0.1%
Delco Remy International, Inc. 5.1688% 4/15/09 (c)(d)	2,000	2,030
Broadcasting - 1.8%
Granite Broadcasting Corp. 9.75% 12/1/10 (c)	4,545	4,454
Gray Television, Inc. 9.25% 12/15/11	1,000	1,123
Nexstar Finance, Inc. 7% 1/15/14 (c)	4,760	4,641
Paxson Communications Corp.:
3.89% 1/15/10 (c)(d)	7,000	7,044
10.75% 7/15/08	2,000	2,090
Radio One, Inc. 8.875% 7/1/11	5,000	5,550
Spanish Broadcasting System, Inc. 9.625% 11/1/09	3,000	3,173
XM Satellite Radio, Inc. 6.65% 5/1/09 (c)(d)	10,700	10,807
		38,882
Building Materials - 0.1%
Nortek, Inc. 4.17% 12/31/10 (c)(d)	3,000	3,038
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Cable TV - 4.4%
Cablevision Systems Corp. 5.66% 4/1/09 (c)(d)	$ 7,000	$ 7,298
CSC Holdings, Inc.:
7.875% 12/15/07	2,000	2,130
10.5% 5/15/16	2,000	2,295
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	2,000	2,250
EchoStar DBS Corp.:
4.36% 10/1/08 (c)(d)	60,625	63,050
10.375% 10/1/07	1,965	2,122
NTL Cable PLC 6.14% 10/15/12 (c)(d)	14,000	14,385
PanAmSat Corp. 6.125% 1/15/05	1,000	1,020
		94,550
Capital Goods - 0.1%
Tyco International Group SA yankee 6.375% 2/15/06	3,000	3,161
Chemicals - 0.8%
Georgia Gulf Corp. 7.625% 11/15/05	2,000	2,100
Huntsman Advanced Materials LLC 10% 7/15/08 (c)(d)	3,310	3,442
Huntsman ICI Chemicals LLC 10.125% 7/1/09	2,000	2,085
Methanex Corp. yankee 7.75% 8/15/05	9,125	9,627
		17,254
Consumer Products - 0.2%
Armkel Finance, Inc. 9.5% 8/15/09	2,555	2,791
Chattem, Inc. 4.12% 3/1/10 (c)(d)	1,000	1,015
		3,806
Containers - 0.4%
Ball Corp. 7.75% 8/1/06	5,000	5,350
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	2,000	2,170
		7,520
Diversified Media - 0.5%
Liberty Media Corp. 2.61% 9/17/06 (d)	10,000	10,175
Electric Utilities - 1.3%
AES Corp.:
8.375% 8/15/07	3,000	3,015
8.5% 11/1/07	4,000	4,060
Allegheny Energy Supply Co. LLC 10.25% 11/15/07 (c)	3,000	3,300
Allegheny Energy, Inc. 7.75% 8/1/05	3,000	3,120
CMS Energy Corp. 9.875% 10/15/07	7,000	7,630
Power Contract Financing LLC 5.2% 2/1/06 (c)	960	972
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Electric Utilities - continued
Southern California Edison Co.:
5.875% 9/1/04	$ 1,250	$ 1,275
8% 2/15/07	2,000	2,240
TECO Energy, Inc. 6.125% 5/1/07	2,000	2,030
		27,642
Energy - 2.8%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	2,000	2,160
Chesapeake Energy Corp. 8.375% 11/1/08	6,000	6,600
El Paso Corp. 7.875% 6/15/12	3,000	2,666
El Paso Energy Corp. 6.95% 12/15/07	4,350	4,035
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (c)	3,000	3,030
General Maritime Corp. 10% 3/15/13	5,000	5,650
OMI Corp. 7.625% 12/1/13	2,000	2,060
Pemex Project Funding Master Trust:
2.64% 1/7/05 (c)(d)	2,000	2,018
2.94% 10/15/09 (c)(d)	5,500	5,734
Pride International, Inc. 10% 6/1/09	5,000	5,300
Pride Petroleum Services, Inc. 9.375% 5/1/07	2,538	2,589
Sonat, Inc. 7.625% 7/15/11	5,000	4,356
Southern Natural Gas Co. 8.875% 3/15/10	840	935
Tesoro Petroleum Corp. 8% 4/15/08	1,000	1,075
The Coastal Corp. 6.2% 5/15/04	2,000	2,000
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	2,000	2,325
Williams Companies, Inc. 6.625% 11/15/04	3,000	3,060
Williams Cos., Inc. Credit Linked Certificate Trust 4.42% 5/1/09 (c)(d)	5,000	5,006
		60,599
Food and Drug Retail - 0.3%
Rite Aid Corp.:
6% 12/15/05 (c)	5,000	5,025
8.125% 5/1/10	1,000	1,083
		6,108
Food/Beverage/Tobacco - 0.1%
Canandaigua Brands, Inc. 8.625% 8/1/06	1,000	1,100
Gaming - 0.0%
Penn National Gaming, Inc. 6.875% 12/1/11 (c)	1,000	1,000
Healthcare - 0.2%
Express Scripts, Inc. 9.625% 6/15/09	4,000	4,230
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Homebuilding/Real Estate - 0.1%
William Lyon Homes, Inc. 7.5% 2/15/14 (c)	$ 1,060	$ 1,060
Metals/Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.875% 2/1/14 (c)	8,000	7,120
Paper - 0.2%
Bowater, Inc. 4.11% 3/15/10 (d)	4,000	4,040
Publishing/Printing - 0.2%
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11	430	459
Dex Media, Inc. 8% 11/15/13 (c)	5,000	4,800
		5,259
Shipping - 0.1%
Teekay Shipping Corp. yankee 8.32% 2/1/08	1,225	1,292
Steels - 0.3%
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	1,000	1,120
Ispat Inland ULC 7.86% 4/1/10 (c)(d)	5,000	5,113
		6,233
Technology - 0.3%
Amkor Technology, Inc. 10.5% 5/1/09	5,000	5,263
IOS Capital LLC 7.25% 6/30/08	85	90
		5,353
Telecommunications - 1.6%
America Movil SA de CV 1.795% 4/27/07 (c)(d)	2,000	1,995
American Tower Corp. 9.375% 2/1/09	4,000	4,300
Crown Castle International Corp. 10.75% 8/1/11	2,000	2,270
Mobile Telesystems Finance SA 5.13% 8/5/04 (c)(d)	3,000	3,000
Primus Telecom Holding, Inc. 8% 1/15/14 (c)	1,000	920
Qwest Communications International, Inc. 4.63% 2/15/09 (c)(d)	3,000	2,775
Rogers Wireless, Inc. 6.375% 3/1/14 (c)	3,000	2,880
Rural Cellular Corp. 5.61% 3/15/10 (c)(d)	7,000	7,210
U.S. West Communications:
5.65% 11/1/04	3,000	3,000
7.2% 11/1/04	6,000	6,075
		34,425
TOTAL NONCONVERTIBLE BONDS (Cost $349,620)		350,895
Commercial Mortgage Securities - 0.0%
	Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 3.8806% 12/15/09 (c)(d) (Cost $657)	$ 679	$ 579
Common Stocks - 0.0%
Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a) (Cost $0)	45	0
Money Market Funds - 15.9%

Fidelity Cash Central Fund, 1.06% (b)	213,884,452	213,884
Fidelity Money Market Central Fund, 1.17% (b)	124,683,581	124,684
TOTAL MONEY MARKET FUNDS (Cost $338,568)		338,568
Cash Equivalents - 0.6%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.94%, dated 4/30/04 due 5/3/04) (Cost $13,534)	$ 13,535	$ 13,534
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $2,198,372)		2,212,427
NET OTHER ASSETS - (3.5)%		(74,167)
NET ASSETS - 100%		$ 2,138,260
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $189,267,000 or 8.9% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,227,230,000 and $534,674,000, respectively.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $6,792,000. The weighted average interest rate was 1.5%. At period end, there were no bank borrowings outstanding.

Income Tax Information

At October 31, 2003, the fund had a capital loss carryforward of approximately $11,146,000 of which $5,000, $818,000, $8,246,000 and $2,077,000 will expire on October 31, 2008, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $13,534) (cost $2,198,372) - See accompanying schedule		$ 2,212,427
Cash		5,131
Receivable for investments sold		20,236
Receivable for fund shares sold		23,114
Interest receivable		10,348
Prepaid expenses		4
Receivable from investment adviser for expense reductions		3
Other affiliated receivables		18
Total assets		2,271,281

Liabilities
Payable for investments purchased	$ 127,305
Payable for fund shares redeemed	3,038
Distributions payable	836
Accrued management fee	1,139
Distribution fees payable	353
Other affiliated payables	259
Other payables and accrued expenses	91
Total liabilities		133,021

Net Assets		$ 2,138,260
Net Assets consist of:
Paid in capital		$ 2,128,241
Undistributed net investment income		927
Accumulated undistributed net realized gain (loss) on investments		(4,963)
Net unrealized appreciation (depreciation) on investments		14,055
Net Assets		$ 2,138,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($168,195 ÷ 16,974 shares)	$ 9.91

Maximum offering price per share (100/96.25 of $9.91)	$ 10.30
Class T: Net Asset Value and redemption price per share ($138,605 ÷ 14,001 shares)	$ 9.90

Maximum offering price per share (100/97.25 of $9.90)	$ 10.18
Class B: Net Asset Value and offering price per share ($143,096 ÷ 14,455 shares) A	$ 9.90

Class C: Net Asset Value and offering price per share ($352,203 ÷ 35,548 shares) A	$ 9.91

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($1,265,186 ÷ 127,789 shares)	$ 9.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($70,975 ÷ 7,171 shares)	$ 9.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)

Investment Income
Interest		$ 34,137

Expenses
Management fee	$ 5,966
Transfer agent fees	1,090
Distribution fees	1,943
Accounting fees and expenses	313
Non-interested trustees' compensation	4
Custodian fees and expenses	39
Registration fees	180
Audit	42
Legal	28
Interest	1
Miscellaneous	9
Total expenses before reductions	9,615
Expense reductions	(12)	9,603
Net investment income (loss)		24,534
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		6,367
Change in net unrealized appreciation (depreciation) on investment securities		1,309
Net gain (loss)		7,676
Net increase (decrease) in net assets resulting from operations		$ 32,210

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,534	$ 23,331
Net realized gain (loss)	6,367	279
Change in net unrealized appreciation (depreciation)	1,309	31,433
Net increase (decrease) in net assets resulting from operations	32,210	55,043
Distributions to shareholders from net investment income	(27,026)	(23,105)
Share transactions - net increase (decrease)	681,974	917,582
Redemption fees	189	181
Total increase (decrease) in net assets	687,347	949,701

Net Assets
Beginning of period	1,450,913	501,212
End of period (including undistributed net investment income of $927 and undistributed net investment income of $3,419, respectively)	$ 2,138,260	$ 1,450,913

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 9.45	$ 9.70	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.137	.292	.352	.580	.136
Net realized and unrealized gain (loss)	.046	.447	(.264)	(.185)	(.047)
Total from investment operations	.183	.739	.088	.395	.089
Distributions from net investment income	(.154)	(.311)	(.339)	(.638)	(.150)
Redemption fees added to paid in capital E	.001	.002	.001	.003	.001
Net asset value, end of period	$ 9.91	$ 9.88	$ 9.45	$ 9.70	$ 9.94
Total Return B, C, D	1.87%	7.95%	.90%	4.08%	.90%
Ratios to Average Net Assets G
Expenses before expense reductions	1.09% A	1.10%	1.12%	1.14%	1.75% A
Expenses net of voluntary waivers, if any	1.09% A	1.10%	1.10%	.99%	.78% A
Expenses net of all reductions	1.08% A	1.09%	1.09%	.98%	.78% A
Net investment income (loss)	2.81% A	3.04%	3.64%	5.93%	7.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 168	$ 88	$ 37	$ 41	$ 9
Portfolio turnover rate	73% A	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.133	.285	.342	.573	.131
Net realized and unrealized gain (loss)	.045	.446	(.263)	(.195)	(.045)
Total from investment operations	.178	.731	.079	.378	.086
Distributions from net investment income	(.149)	(.303)	(.330)	(.631)	(.147)
Redemption fees added to paid in capital E	.001	.002	.001	.003	.001
Net asset value, end of period	$ 9.90	$ 9.87	$ 9.44	$ 9.69	$ 9.94
Total Return B, C, D	1.82%	7.87%	.80%	3.90%	.88%
Ratios to Average Net Assets G
Expenses before expense reductions	1.19% A	1.18%	1.20%	1.22%	1.81% A
Expenses net of voluntary waivers, if any	1.19% A	1.18%	1.19%	1.06%	.93% A
Expenses net of all reductions	1.19% A	1.18%	1.19%	1.06%	.93% A
Net investment income (loss)	2.71% A	2.96%	3.54%	5.86%	7.06% A
Supplemental Data
Net assets, end of period (in millions)	$ 139	$ 113	$ 75	$ 76	$ 25
Portfolio turnover rate	73% A	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.110	.243	.298	.525	.134
Net realized and unrealized gain (loss)	.045	.444	(.263)	(.194)	(.056)
Total from investment operations	.155	.687	.035	.331	.078
Distributions from net investment income	(.126)	(.259)	(.286)	(.584)	(.139)
Redemption fees added to paid in capital E	.001	.002	.001	.003	.001
Net asset value, end of period	$ 9.90	$ 9.87	$ 9.44	$ 9.69	$ 9.94
Total Return B, C, D	1.59%	7.38%	.35%	3.42%	.79%
Ratios to Average Net Assets G
Expenses before expense reductions	1.65% A	1.64%	1.65%	1.66%	2.74% A
Expenses net of voluntary waivers, if any	1.65% A	1.63%	1.64%	1.54%	1.23% A
Expenses net of all reductions	1.65% A	1.63%	1.64%	1.54%	1.23% A
Net investment income (loss)	2.25% A	2.50%	3.09%	5.38%	6.75% A
Supplemental Data
Net assets, end of period (in millions)	$ 143	$ 134	$ 118	$ 125	$ 24
Portfolio turnover rate	73% A	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 9.45	$ 9.70	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.107	.235	.290	.516	.125
Net realized and unrealized gain (loss)	.054	.434	(.263)	(.184)	(.051)
Total from investment operations	.161	.669	.027	.332	.074
Distributions from net investment income	(.122)	(.251)	(.278)	(.575)	(.135)
Redemption fees added to paid in capital E	.001	.002	.001	.003	.001
Net asset value, end of period	$ 9.91	$ 9.87	$ 9.45	$ 9.70	$ 9.94
Total Return B, C, D	1.65%	7.18%	.26%	3.42%	.76%
Ratios to Average Net Assets G
Expenses before expense reductions	1.72% A	1.72%	1.73%	1.75%	2.41% A
Expenses net of voluntary waivers, if any	1.72% A	1.71%	1.73%	1.64%	1.44% A
Expenses net of all reductions	1.72% A	1.71%	1.73%	1.63%	1.44% A
Net investment income (loss)	2.18% A	2.42%	3.00%	5.28%	6.55% A
Supplemental Data
Net assets, end of period (in millions)	$ 352	$ 269	$ 235	$ 278	$ 48
Portfolio turnover rate	73% A	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 9.44	$ 9.52
Income from Investment Operations
Net investment income (loss) D	.149	.311	.040
Net realized and unrealized gain (loss)	.046	.450	(.084)
Total from investment operations	.195	.761	(.044)
Distributions from net investment income	(.166)	(.333)	(.037)
Redemption fees added to paid in capital D	.001	.002	.001
Net asset value, end of period	$ 9.90	$ 9.87	$ 9.44
Total Return B, C	2.00%	8.20%	(.45)%
Ratios to Average Net Assets F
Expenses before expense reductions	.84% A	.86%	1.15% A
Expenses net of voluntary waivers, if any	.84% A	.86%	.95% A
Expenses net of all reductions	.84% A	.86%	.94% A
Net investment income (loss)	3.06% A	3.27%	3.99% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,265	$ 811	$ 18
Portfolio turnover rate	73% A	55%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 19, 2002 (commencement of sale of shares) to October 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.86	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.147	.312	.365	.590	.151
Net realized and unrealized gain (loss)	.056	.436	(.262)	(.193)	(.058)
Total from investment operations	.203	.748	.103	.397	.093
Distributions from net investment income	(.164)	(.330)	(.354)	(.650)	(.154)
Redemption fees added to paid in capital D	.001	.002	.001	.003	.001
Net asset value, end of period	$ 9.90	$ 9.86	$ 9.44	$ 9.69	$ 9.94
Total Return B, C	2.08%	8.06%	1.06%	4.11%	.94%
Ratios to Average Net AssetsF
Expenses before expense reductions	.88% A	.90%	.94%	1.02%	2.32% A
Expenses net of voluntary waivers, if any	.88% A	.89%	.94%	.87%	.49% A
Expenses net of all reductions	.87% A	.89%	.93%	.87%	.49% A
Net investment income (loss)	3.02% A	3.24%	3.79%	6.05%	7.50% A
Supplemental Data
Net assets, end of period (in millions)	$ 71	$ 36	$ 18	$ 7	$ 1
Portfolio turnover rate	73% A	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Floating Rate High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund earns certain fees in connection with its floating rate loan purchasing activites. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 19,393
Unrealized depreciation	(4,966)
Net unrealized appreciation (depreciation)	$ 14,427
Cost for federal income tax purposes	$ 2,198,000

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. At the end of the period, the fund had unfunded loan commitments of $18,376.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .68% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 94	$ -
Class T	0%	.25%	150	-
Class B	.55%	.15%	479	377
Class C	.55%	.25%	1,220	534
			$ 1,943	$ 911

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 111
Class T	46
Class B*	171
Class C*	59
$ 387

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Floating Rate High Income Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Floating Rate High Income Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC were as follows:

	Amount	% of Average Net Assets
Class A	$ 115	.18*
Class T	111	.19*
Class B	135	.20*
Class C	247	.16*
Fidelity Floating Rate High Income Fund	451	.09*
Institutional Class	31	.12*
	$ 1,090

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,839 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class B	1.65%	$ 3

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $9.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 1,903	$ 1,379
Class T	1,798	2,412
Class B	1,739	3,198
Class C	3,730	5,977
Fidelity Floating Rate High Income Fund	17,055	9,407
Institutional Class	801	732
Total	$ 27,026	$ 23,105

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	10,675	6,904	$ 105,717	$ 67,614
Reinvestment of distributions	134	98	1,329	956
Shares redeemed	(2,788)	(1,953)	(27,612)	(18,942)
Net increase (decrease)	8,021	5,049	$ 79,434	$ 49,628
Class T
Shares sold	7,486	7,102	$ 74,054	$ 69,392
Reinvestment of distributions	142	214	1,406	2,081
Shares redeemed	(5,063)	(3,806)	(50,066)	(36,871)
Net increase (decrease)	2,565	3,510	$ 25,394	$ 34,602
Class B
Shares sold	2,419	3,767	$ 23,927	$ 36,736
Reinvestment of distributions	126	231	1,247	2,235
Shares redeemed	(1,644)	(2,978)	(16,260)	(28,855)
Net increase (decrease)	901	1,020	$ 8,914	$ 10,116
Class C
Shares sold	11,772	10,474	$ 116,571	$ 102,347
Reinvestment of distributions	245	411	2,427	3,982
Shares redeemed	(3,762)	(8,522)	(37,244)	(82,608)
Net increase (decrease)	8,255	2,363	$ 81,754	$ 23,721
Fidelity Floating Rate High Income Fund
Shares sold	69,626	91,211	$ 688,832	$ 889,648
Reinvestment of distributions	1,502	840	14,856	8,216
Shares redeemed	(25,508)	(11,804)	(252,359)	(115,507)
Net increase (decrease)	45,620	80,247	$ 451,329	$ 782,357
Institutional Class
Shares sold	4,767	2,601	$ 47,166	$ 25,410
Reinvestment of distributions	30	31	298	305
Shares redeemed	(1,245)	(880)	(12,315)	(8,557)
Net increase (decrease)	3,552	1,752	$ 35,149	$ 17,158

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AFRI-USAN-0604
1.784878.101

Fidelity® Advisor

Floating Rate High Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Charter Communication Operating LLC	3.5	1.7
EchoStar DBS Corp.	3.1	2.8
Qwest Corp.	2.5	2.1
Nextel Communications, Inc.	2.5	0.0
Centerpoint Energy House Electric LLC	1.2	1.2
	12.8
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Cable TV	12.8	9.7
Telecommunications	11.7	10.2
Electric Utilities	6.1	7.6
Healthcare	5.3	7.7
Energy	4.3	3.7
Quality Diversification (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 2.8%	BBB 3.8%
BB 35.4%	BB 43.2%
B 24.9%	B 20.4%
CCC,CC,C 2.8%	CCC,CC,C 0.8%
D 0.1%	D 0.1%
Not Rated 21.0%	Not Rated 10.7%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 13.0%	Short-Term Investments and Net Other Assets 21.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2004 *		As of October 31, 2003 **
	Floating Rate Loans 70.6%		Floating Rate Loans 71.4%
	Nonconvertible Bonds 16.4%		Nonconvertible Bonds 7.5%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 13.0%		Short-Term Investments and Net Other Assets 21.0%
* Foreign investments	4.3%	** Foreign investments	4.1%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (e) - 70.6%
	Principal Amount (000s)	Value (Note 1) (000s)
Aerospace - 0.5%
DRS Technologies, Inc. term loan 2.9532% 11/4/10 (d)	$ 1,022	$ 1,033
Titan Corp. Tranche B term loan 4.3778% 6/30/09 (d)	2,948	2,951
Transdigm, Inc. term loan 6% 7/22/10 (d)	1,596	1,607
United Defense Industries, Inc. Tranche B term loan 3.1% 8/13/09 (d)	5,004	5,048
		10,639
Automotive - 1.5%
Collins & Aikman Products Co.:
Revolving Credit-Linked Deposit 6% 12/31/05 (d)	702	709
Tranche A1 term loan 6% 12/31/05 (d)	1,298	1,311
Tranche B term loan 7.75% 12/31/05 (d)	480	486
CSK Automotive, Inc. Tranche B term loan 3.39% 6/20/09 (d)	4,000	4,020
Enersys Capital, Inc. term loan 3.62% 3/17/11 (d)	1,000	1,014
Federal-Mogul Financing Trust Tranche B term loan 3.6% 2/24/05 (d)	2,000	1,800
Goodyear Dunlop Tire Europe BV term loan 3.12% 4/30/05 (d)	5,776	5,791
New Flyer Industries Ltd.:
Tranche A Credit-Linked Deposit 3.85% 2/27/10 (d)	714	723
Tranche B term loan 3.85% 2/27/10 (d)	2,286	2,314
Plastech Engineered Products, Inc. Tranche B1 term loan 3.85% 3/31/10 (d)	2,000	2,030
Tenneco Automotive, Inc.:
Tranche B term loan 4.36% 12/12/10 (d)	3,440	3,500
Tranche B1 Credit-Linked Deposit 4.35% 12/12/10 (d)	1,552	1,579
TRW Automotive Holdings Corp. Tranche D1 term loan 2.9375% 2/28/11 (d)	4,870	4,930
United Components, Inc. Tranche C term loan 5.75% 6/30/10 (d)	2,570	2,602
		32,809
Broadcasting - 2.2%
Cumulus Media, Inc. Tranche D term loan 3.375% 3/28/10 (d)	8,024	8,124
Emmis Communications Corp. Tranche B term loan 3.375% 8/31/09 (d)	10,006	10,031
Gray Television, Inc. Tranche C term loan 3.6375% 12/31/10 (d)	3,990	4,045
LIN Television Corp. Tranche B term loan 3.3645% 12/31/07 (d)	9,720	9,817
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Broadcasting - continued
Nexstar Broadcasting Group, Inc. Tranche C term loan 3.36% 12/31/10 (d)	$ 1,995	$ 2,022
Sinclair Broadcast Group, Inc.:
term loan 3.375% 12/31/09 (d)	6,545	6,635
Tranche A1 term loan 3.375% 12/31/09 (d)	2,166	2,193
Spanish Broadcasting System, Inc. term loan 4.36% 10/30/09 (d)	4,838	4,898
		47,765
Building Materials - 0.4%
Atrium Companies, Inc. term loan 3.8896% 12/10/08 (d)	798	809
Goodman Global Holdings, Inc. Tranche B term loan 3.25% 11/21/09 (d)	1,700	1,723
National Waterworks, Inc. Tranche B1 term loan 3.86% 11/22/09 (d)	1,929	1,948
PGT Industries Tranche A term loan 4.17% 1/29/10 (d)	998	1,005
Ply Gem Industries, Inc. term loan 3.61% 2/12/11 (d)	3,000	3,008
		8,493
Cable TV - 8.4%
Adelphia Communications Corp. Tranche B term loan 4.5622% 6/25/04 (d)	7,500	7,575
Atlantic Broadband Finance LLC/Atlantic Broadband Finance, Inc. Tranche B term loan 4.37% 9/1/11 (d)	2,700	2,727
Cebridge Connections, Inc. Tranche 1 term loan 4.3918% 2/23/09 (d)	3,000	3,008
Century Cable Holdings LLC Tranche B term loan:
6% 6/30/09 (d)	2,200	2,156
6% 12/31/09 (d)	2,750	2,681
Century-TCI California LP term loan 6.86% 12/31/07 (d)	6,016	5,896
Charter Communication Operating LLC Tranche B term loan 4.42% 4/27/11 (d)	75,000	74,754
DIRECTV Holdings LLC Tranche B2 term loan 3.3994% 3/6/10 (d)	15,114	15,284
Hilton Head Communications LP Tranche B term loan 5.25% 3/31/08 (d)	8,150	7,906
Insight Midwest Holdings LLC:
Tranche A, term loan 2.9356% 6/30/09 (d)	8,000	7,980
Tranche B term loan:
3.9373% 12/31/09 (d)	10,973	11,041
3.9375% 12/31/09 (d)	998	1,005
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Cable TV - continued
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B term loan 3.62% 9/30/10 (d)	$ 3,000	$ 3,041
Olympus Cable Holdings LLC:
Tranche A term loan 5.25% 6/30/10 (d)	8,200	7,811
Tranche B term loan 6% 9/30/10 (d)	6,500	6,338
PanAmSat Corp. Tranche B1 term loan 3.6% 9/30/10 (d)	5,312	5,339
Pegasus Media & Communications, Inc.:
term loan 4.6875% 7/31/05 (d)	4,000	3,990
Tranche B term loan 4.6875% 4/30/05 (d)	536	528
Rainbow Media Holdings, Inc. Tranche C term loan 3.38% 3/31/09 (d)	4,975	5,000
United Pan-Europe Communications NV Tranche C2 term loan 6.64% 3/31/09 (d)	6,390	6,398
		180,458
Capital Goods - 2.6%
AGCO Corp. term loan 3.35% 1/31/06 (d)	8,886	9,020
Douglas Dynamics Holdings, Inc. term loan 3.8767% 3/31/10 (d)	1,000	1,011
Dresser, Inc. Tranche C term loan 3.62% 3/1/10 (d)	2,066	2,107
Flowserve Corp. Tranche C term loan 3.875% 6/30/09 (d)	2,464	2,476
Invensys International Holding Ltd. Tranche B1 term loan 4.6113% 9/4/09 (d)	12,000	12,045
Mueller Group, Inc. term loan 4.35% 4/23/11 (d)	2,000	2,000
Roper Industries, Inc. term loan 3.127% 12/29/08 (d)	9,875	10,011
Sensus Metering Systems, Inc. Tranche B term loan 4.1699% 12/17/10 (d)	3,591	3,609
SPX Corp. Tranche B1 term loan 3.125% 9/30/09 (d)	5,553	5,632
Terex Corp.:
term loan 3.7429% 12/31/09 (d)	2,448	2,460
Tranche B term loan 3.1238% 7/3/09 (d)	5,165	5,191
TriMas Corp. Tranche B term loan 4.6% 12/31/09 (d)	872	876
		56,438
Chemicals - 2.4%
CP Kelco:
Tranche B term loan 5.1527% 3/31/08 (d)	256	258
Tranche C term loan 5.41% 9/30/08 (d)	84	85
Geo Specialty Chemicals, Inc. Tranche B term loan 9.25% 12/31/07 (d)	1,149	1,057
Georgia Gulf Corp. Tranche D term loan 3.625% 12/2/10 (d)	4,291	4,334
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Chemicals - continued
Hercules, Inc. Tranche B term loan 3.4697% 10/8/10 (d)	$ 2,500	$ 2,531
Huntsman ICI Chemicals LLC:
Tranche B term loan 5.216% 6/30/07 (d)	4,645	4,668
Tranche C term loan 5.4375% 6/30/08 (d)	4,645	4,668
Kraton Polymers LLC term loan 5% 12/23/10 (d)	5,285	5,351
Messer Griesheim Holding AG:
Tranche B2 term loan 3.8313% 4/28/09 (d)	702	702
Tranche C2 term loan 4.3313% 4/28/10 (d)	1,010	1,010
Nalco Co. Tranche B term loan 3.629% 11/4/10 (d)	16,443	16,567
Noveon International, Inc. Tranche B term loan 3.9375% 12/31/09 (d)	2,776	2,773
SGL Carbon LLC term loan 4.22% 12/31/09 (d)	3,000	3,000
United Industries Corp. term loan 3.8376% 4/28/11 (d)	4,000	4,045
		51,049
Consumer Products - 3.1%
American Achievement Corp. Tranche B term loan 5.5% 3/25/11 (d)	2,500	2,531
American Safety Razor Co. Tranche B term loan 4.35% 4/29/11 (d)	3,000	3,030
Amscan Holdings, Inc. term loan 3.85% 4/30/12 (d)	4,000	4,030
Armkel LLC Tranche B term loan 4.125% 3/28/09 (d)	679	685
Bombardier Recreational Products, Inc. term loan 4.13% 12/18/10 (d)	1,000	1,000
Central Garden & Pet Co. Tranche B term loan 3.35% 5/14/09 (d)	993	1,002
Church & Dwight Co., Inc. Tranche B term loan 3.34% 9/30/07 (d)	5,429	5,497
Jostens, Inc. term loan 3.72% 7/29/10 (d)	4,739	4,763
Prestige Brands, Inc. Tranche B term loan 4.0844% 4/6/11 (d)	5,000	5,050
Revlon Consumer Products Corp.:
term loan 8.5% 5/30/05 (d)	979	979
Tranche A term loan 8% 5/30/05 (d)	4,000	4,000
Sealy Mattress Co. term loan 3.86% 4/6/12 (d)	9,900	10,036
Simmons Co.:
term loan 5.125% 6/19/12 (d)	2,000	2,000
Tranche B term loan 4.0893% 12/19/11 (d)	5,876	5,949
Sola International, Inc. term loan 3.65% 12/11/09 (d)	4,000	4,045
Tempur Pedic, Inc. Tranche B term loan 4.61% 6/30/09 (d)	1,985	2,005
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Consumer Products - continued
The Scotts Co. term loan 3.125% 9/30/10 (d)	$ 8,991	$ 9,115
Weight Watchers International, Inc. Tranche B term loan 2.92% 3/31/10 (d)	1,230	1,236
		66,953
Containers - 2.4%
Ball Corp. Tranche B1 term loan 2.86% 12/19/09 (d)	3,427	3,453
Berry Plastics Corp. Tranche C term loan 3.63% 7/22/10 (d)	1,970	2,000
Crown Cork & Seal Americas, Inc. Tranche B1 term loan 4.1% 9/15/08 (d)	1,900	1,933
Owens Illinois Group, Inc.:
Tranche A1 term loan 3.92% 4/1/07 (d)	10,000	10,038
Tranche B1 term loan 3.88% 4/1/08 (d)	9,200	9,258
Printpack Holdings, Inc. Tranche C term loan 3.375% 3/31/09 (d)	873	880
Silgan Holdings, Inc. Tranche B term loan 3.39% 11/30/08 (d)	12,825	12,969
Solo Cup Co. term loan 3.61% 2/27/11 (d)	9,850	9,998
		50,529
Diversified Financial Services - 0.4%
Global Cash Access LLC/Global Cash Access Finance Corp. Tranche B term loan 3.85% 3/10/10 (d)	6,900	6,995
Newkirk Master LP term loan 5.7099% 11/24/06 (d)	2,072	2,103
		9,098
Diversified Media - 1.3%
Adams Outdoor Advertisng Ltd. term loan 3.4% 10/15/11 (d)	2,650	2,680
Blockbuster, Inc. Tranche B term loan 2.36% 7/1/04 (d)	400	400
CanWest Media, Inc. Tranche D term loan 3.8719% 5/15/09 (d)	1,990	2,020
Cinram International, Inc. Tranche B term loan 4.84% 9/30/09 (d)	1,977	1,994
Lamar Media Corp.:
Tranche A term loan 2.9375% 6/30/09 (d)	1,000	1,005
Tranche C term loan 3.1875% 6/30/10 (d)	7,741	7,818
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Diversified Media - continued
R.H. Donnelly Corp. Tranche B2 term loan 3.369% 6/30/10 (d)	$ 3,807	$ 3,859
Vivendi Universal Entertainment LLC term loan 3.85% 9/30/08 (d)	9,000	9,023
		28,799
Electric Utilities - 4.8%
AES Corp. term loan 5.32% 4/30/08 (d)	5,429	5,496
Allegheny Energy Supply Co. LLC:
term loan 4.1% 3/8/11 (d)	5,000	5,019
Tranche C term loan 5.35% 6/8/11 (d)	8,000	8,050
Aquila Networks Canada Corp. term loan 7.25% 7/30/04 (d)	7,000	7,000
Aquila, Inc. term loan 8% 5/15/06 (d)	683	706
Astoria Energy LLC term loan 6.7011% 4/15/12 (d)	14,000	14,105
Calpine Corp. Tranche B1 term loan 4.6875% 7/15/07 (d)	2,978	3,000
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (d)	22,450	25,369
CenterPoint Energy, Inc. term loan 4.7225% 10/7/06 (d)	2,984	3,043
Cogentrix Delaware Holdings, Inc. term loan 3.35% 2/25/09 (d)	5,550	5,557
Midwest Generation LLC term loan 4.475% 4/27/11 (d)	2,000	2,020
Northwestern Corp. term loan 6.74% 12/1/06 (d)	983	1,002
NRG Energy, Inc.:
Credit-Linked Deposit 5.5% 6/23/10 (d)	2,916	3,004
term loan 5.5% 6/23/10 (d)	5,189	5,344
Teton Power Funding LLC term loan 4.36% 3/12/11 (d)	6,500	6,565
Tucson Electric Power Co. Tranche B Credit-Linked Deposit 3.36% 6/30/09 (d)	7,000	7,026
		102,306
Energy - 1.5%
Citgo Petroleum Corp. term loan 8.25% 2/27/06 (d)	1,000	1,033
Magellan Midstream Holdings LP Tranche A term loan 4.67% 6/17/08 (d)	2,569	2,598
Magellan Midstream Partners LP Tranche C term loan 3.1% 8/6/08 (d)	3,900	3,929
Parker Drilling Co. term loan 5.35% 10/10/07 (d)	500	506
Premcor Refining Group, Inc. Credit-Linked Deposit 3.1% 4/13/09 (d)	9,000	9,068
Pride Offshore, Inc. term loan 3.63% 1/15/09 (d)	664	671
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Energy - continued
Tesoro Petroleum Corp. term loan 6.6105% 4/15/08 (d)	$ 1,980	$ 2,039
Williams Production RMT Co. Tranche C term loan 3.6% 5/30/07 (d)	11,662	11,793
		31,637
Entertainment/Film - 2.4%
Carmike Cinemas, Inc. term loan 4.4375% 2/4/09 (d)	1,397	1,424
Cinemark USA, Inc. term loan 5.25% 3/31/11 (d)	10,950	11,128
Lions Gate Entertainment Corp. term loan 4.36% 12/31/08 (d)	4,000	4,020
Metro-Goldwyn-Mayer Studios, Inc. Tranche B, term loan 5.5% 4/30/11 (d)	15,000	15,038
Regal Cinemas Corp. Tranche D term loan 3.375% 6/30/09 (d)	5,730	5,816
Warner Music Group term loan 3.8938% 2/28/11 (d)	14,300	14,497
		51,923
Environmental - 1.5%
Allied Waste Industries, Inc.:
Tranche A Credit-Linked Deposit 3.84% 1/15/10 (d)	1,143	1,159
Tranche B term loan 3.8662% 1/15/10 (d)	14,746	14,986
Tranche C term loan 3.86% 1/15/10 (d)	3,000	3,049
Tranche D term loan 3.64% 1/15/10 (d)	3,000	3,041
Casella Waste Systems, Inc. Tranche B term loan 3.9554% 1/24/10 (d)	2,970	3,000
Ionics, Inc. term loan 3.87% 2/13/11 (d)	3,800	3,838
Stericycle, Inc. Tranche B term loan 3.35% 9/5/07 (d)	364	366
Waste Connections, Inc. term loan 2.875% 10/22/10 (d)	2,000	2,015
		31,454
Food and Drug Retail - 0.5%
Rite Aid Corp. term loan 4.1% 4/30/08 (d)	10,000	10,225
Food/Beverage/Tobacco - 2.6%
Atkins Nutritional Holdings II, Inc. term loan:
4.36% 10/29/09 (d)	2,751	2,754
6.86% 10/29/09 (d)	4,600	4,612
B&G Foods, Inc. term loan 4.52% 8/31/09 (d)	2,985	2,989
Commonwealth Brands, Inc. term loan 5.1875% 8/28/07 (d)	648	656
Constellation Brands, Inc. Tranche B term loan 3.2125% 11/30/08 (d)	3,125	3,172
Del Monte Corp. Tranche B term loan 3.4078% 12/20/10 (d)	6,206	6,299
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Food/Beverage/Tobacco - continued
Dr Pepper/Seven Up Bottling Group, Inc. Tranche B term loan 3.6493% 12/19/10 (d)	$ 7,082	$ 7,161
Luigino's, Inc. term loan 4.125% 4/2/11 (d)	314	319
Merisant Co. Tranche B term loan 3.92% 1/11/10 (d)	1,379	1,382
Michael Foods, Inc. Tranche B term loan 3.9151% 11/21/10 (d)	8,479	8,606
NBTY, Inc. Tranche C term loan 3.1% 7/25/09 (d)	1,478	1,486
Nellson Nutraceutical, Inc. term loan 4.11% 10/4/09 (d)	1,077	1,077
Reddy Ice Group, Inc. term loan:
3.6% 8/15/09 (d)	796	800
3.6% 8/15/09 (d)	299	301
Suiza Foods Corp.:
Tranche B1 term loan 3.11% 7/15/08 (d)	9,942	10,079
Tranche C term loan 2.89% 7/15/08 (d)	4,000	4,040
		55,733
Gaming - 1.1%
Alliance Gaming Corp. term loan 3.7875% 9/5/09 (d)	6,350	6,437
Ameristar Casinos, Inc. Tranche B term loan 3.125% 12/20/06 (d)	2,525	2,550
Argosy Gaming Co. Tranche B term loan 3.36% 7/31/08 (d)	2,628	2,648
Green Valley Ranch Gaming LLC term loan 3.86% 12/26/10 (d)	1,995	2,025
Marina District Finance Co., Inc. Tranche B term loan 5.192% 12/13/07 (d)	2,985	3,030
Penn National Gaming, Inc. Tranche D term loan 3.6112% 9/1/07 (d)	1,896	1,924
Scientific Games Corp. Tranche C term loan 4.6731% 12/31/09 (d)	1,995	2,025
Venetian Casino Resort LLC Tranche B term loan 4.11% 6/4/08 (d)	2,653	2,686
		23,325
Healthcare - 5.1%
Accredo Health, Inc. Tranche B term loan 3.35% 3/31/09 (d)	980	993
ALARIS Medical Systems, Inc. term loan 3.36% 6/30/09 (d)	666	678
Alliance Imaging, Inc. Tranche C term loan 3.5739% 6/10/08 (d)	838	831
Alpharma, Inc. Tranche B term loan 4.4406% 7/31/08 (d)	1,436	1,443
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Healthcare - continued
AmeriPath, Inc. term loan 4.1% 3/27/10 (d)	$ 1,667	$ 1,677
AMN Healthcare, Inc. Tranche B term loan 4.11% 10/2/08 (d)	1,050	1,066
Apria Healthcare Group, Inc. Tranche B term loan 3.11% 7/20/08 (d)	2,945	2,982
Beverly Enterprises, Inc. term loan 4.4567% 10/22/08 (d)	1,990	2,015
Community Health Systems, Inc. term loan:
3.62% 7/16/10 (d)	6,018	6,124
3.62% 1/16/11 (d)	4,478	4,556
Concentra Operating Corp. term loan 4.9409% 6/30/09 (d)	1,985	2,010
CONMED Corp. Tranche C term loan 3.3887% 12/15/09 (d)	861	872
Connecticare Capital LLC term loan 5.0098% 10/30/09 (d)	1,850	1,869
DaVita, Inc. Tranche B term loan 3.1643% 3/31/09 (d)	16,865	17,034
Express Scripts, Inc. Tranche B term loan 2.8541% 2/13/10 (d)	5,000	5,031
Fisher Scientific International, Inc. Tranche C term loan 3.11% 3/31/10 (d)	7,077	7,148
Fresenius Medical Care Holdings, Inc. Tranche C term loan 3.34% 2/21/10 (d)	6,948	6,939
Genesis HealthCare Corp. Tranche B term loan 3.86% 12/1/10 (d)	898	910
Hanger Orthopedic Group, Inc. Tranche B term loan 3.86% 9/30/09 (d)	2,935	2,968
HCA, Inc. term loan 2.1% 4/30/06 (d)	5,607	5,593
IASIS Healthcare Corp. Tranche B term loan 3.85% 2/7/09 (d)	1,835	1,853
Kinetic Concepts, Inc. Tranche B1 term loan 3.36% 8/11/10 (d)	5,078	5,116
Mariner Health Care, Inc. Tranche B term loan 3.9966% 1/2/10 (d)	680	686
Multiplan, Inc. term loan 3.86% 3/4/09 (d)	3,000	3,038
Oxford Health Plans, Inc. term loan 3.1892% 4/30/09 (d)	1,980	1,980
PacifiCare Health Systems, Inc. term loan 3.7094% 6/3/08 (d)	3,970	4,010
Renal Care Group, Inc. term loan 2.6% 2/10/09 (d)	3,000	3,008
Sybron Dental Management, Inc. term loan 3.3635% 6/6/09 (d)	678	680
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Healthcare - continued
Triad Hospitals, Inc.:
Tranche A term loan 3.35% 3/31/07 (d)	$ 430	$ 436
Tranche B term loan 3.35% 9/30/08 (d)	7,456	7,577
Vanguard Health Systems, Inc. Tanche B term loan 5.35% 1/3/10 (d)	1,975	1,990
Ventas Realty LP/Ventas Capital Corp. Tranche B term loan 3.6% 4/17/07 (d)	983	986
VWR Corp. Tranche B term loan 3.6% 4/7/11 (d)	4,900	4,974
		109,073
Homebuilding/Real Estate - 0.9%
AIMCO Properties LP term loan 3.96% 3/11/05 (d)	977	979
Apartment Investment & Management Co. term loan 3.86% 5/30/08 (d)	3,000	3,023
CB Richard Ellis Services, Inc. term loan 4.4392% 12/31/08 (d)	2,950	2,980
Corrections Corp. of America Tranche C term loan 3.8711% 3/31/08 (d)	1,340	1,357
Crescent Real Estate Funding XII LP term loan 3.3482% 1/12/06 (d)	4,000	4,040
Landsource Communication Development LLC Tranche B term loan 3.625% 3/31/10 (d)	5,800	5,887
		18,266
Hotels - 1.2%
Extended Stay America, Inc.:
Tranche A3 term loan 4.35% 7/24/07 (d)	916	916
Tranche B term loan 4.85% 1/15/08 (d)	2,323	2,323
Starwood Hotels & Resorts Worldwide, Inc. term loan 2.725% 10/9/06 (d)	4,000	4,000
Wyndham International, Inc. term loan:
5.875% 6/30/06 (d)	13,202	12,674
6.875% 4/1/06 (d)	5,579	5,509
		25,422
Insurance - 0.5%
Conseco, Inc.:
Tranche A term loan 7.25% 9/10/09 (d)	6,127	6,142
Tranche B term loan 9.5% 9/10/10 (d)	1,838	1,843
USI Holdings Corp. term loan 3.67% 8/11/09 (d)	1,985	2,010
		9,995
Leisure - 1.0%
24 Hour Fitness Worldwide, Inc. term loan 4.75% 7/1/09 (d)	2,993	3,022
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Leisure - continued
Six Flags Theme Park, Inc. Tranche B term loan 3.5935% 6/30/09 (d)	$ 13,582	$ 13,700
True Temper Corp. term loan 3.6% 3/15/11 (d)	3,000	3,015
Vail Corp. term loan 3.42% 12/10/08 (d)	990	1,000
		20,737
Metals/Mining - 0.3%
Compass Minerals Group, Inc. Tranche B term loan 3.6484% 11/28/09 (d)	340	344
Peabody Energy Corp. term loan 2.859% 3/21/10 (d)	6,947	7,034
		7,378
Paper - 2.9%
Buckeye Technologies, Inc. term loan 3.6904% 3/15/08 (d)	4,876	4,924
Georgia-Pacific Corp. term loan 3.315% 11/28/05 (d)	7,000	7,000
Graphic Packaging International, Inc. Tranche B term loan 3.86% 8/8/10 (d)	15,522	15,755
Jefferson Smurfit Corp. Tranche B term loan 4.375% 3/31/07 (d)	3,569	3,605
Jefferson Smurfit Corp. U.S.:
Tranche B term loan 3.89% 9/16/10 (d)	500	507
Tranche C term loan 4.39% 9/16/11 (d)	500	507
Roseburg Forest Products Co. Tranche B term loan 5% 2/24/10 (d)	4,988	5,012
SP Newsprint Co. Tranche B:
Credit-Linked Deposit 4.1% 1/8/10 (d)	1,289	1,307
term loan 4.1% 1/8/10 (d)	706	716
Stone Container Corp.:
Tranche B term loan 3.6875% 6/30/09 (d)	17,400	17,487
Tranche C term loan 3.6756% 6/30/09 (d)	2,472	2,485
White Birch Paper 2nd Ltd. Tranche B2 term loan 7.5% 8/26/05 (d)	346	351
White Birch Paper Ltd. Tranche B1 term loan 7.5% 2/26/10 (d)	2,654	2,694
		62,350
Publishing/Printing - 2.6%
Advanstar Communications, Inc. Tranche B term loan 5.6% 10/11/07 (d)	188	188
American Media Operations, Inc. Tranche C1 term loan 3.88% 4/1/07 (d)	2,597	2,642
CBD Media, Inc. Tranche B term loan 3.34% 12/31/09 (d)	2,940	2,977
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Publishing/Printing - continued
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A term loan 3.3674% 11/8/08 (d)	$ 4,378	$ 4,427
Tranche B term loan 3.6172% 5/8/09 (d)	4,240	4,298
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A term loan 3.3241% 9/9/09 (d)	5,600	5,684
Tranche B term loan 3.4592% 9/9/10 (d)	14,744	14,965
Medianews Group, Inc. Tranche B term loan 3.1% 12/30/10 (d)	7,481	7,575
Morris Publishing Group LLC/Morris Publishing Finance Co. Tranche B term loan 3.375% 3/31/11 (d)	3,000	3,030
Reader's Digest Association, Inc. Tranche B term loan 4.2366% 5/20/08 (d)	2,054	2,067
Sun Media Corp. Canada Tranche B term loan 3.4182% 2/7/09 (d)	1,905	1,924
Transwestern Publishing Co. LP/Township Capital Corp. II Tranche B1 term loan 3.6563% 2/25/11 (d)	6,000	6,060
		55,837
Railroad - 0.3%
Kansas City Southern Railway Co. Tranche B term loan 3.1117% 3/30/08 (d)	6,000	6,090
Restaurants - 0.3%
AFC Enterprises, Inc. Tranche B term loan 4.1656% 5/23/09 (d)	979	981
CKE Restaurants, Inc. term loan 4.875% 4/1/08 (d)	405	405
Domino's, Inc. term loan 3.75% 6/25/10 (d)	4,328	4,360
		5,746
Services - 1.6%
CACI International, Inc. term loan 3.1798% 4/30/11 (d)	6,000	6,053
Coinmach Corp. Tranche B term loan 3.875% 7/25/09 (d)	2,254	2,285
CSG Systems International, Inc. Tranche B term loan 4.6601% 2/28/08 (d)	6,851	6,920
Hillman Companies, Inc. Tranche B term loan 6.25% 3/31/11 (d)	3,000	3,030
Iron Mountain, Inc. term loan 3.125% 4/2/11 (d)	4,890	4,939
JohnsonDiversey, Inc. Tranche B term loan 3.3778% 11/3/09 (d)	1,582	1,598
United Rentals, Inc.:
term loan 3.41% 2/14/11 (d)	4,167	4,219
Tranche B Credit-Linked Deposit 3.36% 2/14/11 (d)	833	844
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Services - continued
Wackenhut Corrections Corp. term loan 3.6344% 7/9/09 (d)	$ 1,925	$ 1,942
Worldspan LP Tranche B term loan 4.875% 6/30/07 (d)	1,303	1,305
		33,135
Shipping - 0.2%
Baker Tanks, Inc. term loan 3.9311% 1/30/11 (d)	3,392	3,408
Steels - 0.1%
Steel Dynamics, Inc. Tranche B1 term loan 4.14% 3/26/08 (d)	1,334	1,357
Super Retail - 1.2%
Advance Stores Co., Inc.:
Tranche D term loan 3.125% 11/30/06 (d)	432	437
Tranche E term loan 3.1569% 11/30/07 (d)	1,735	1,761
Alimentation Couche-Tard, Inc. term loan 3.375% 12/17/10 (d)	1,588	1,616
Buhrmann US, Inc. Tranche B1 term loan 3.86% 12/31/10 (d)	1,995	2,020
FTD, Inc. term loan 3.86% 2/28/11 (d)	1,400	1,418
General Nutrition Centers, Inc. Tranche B term loan 4.2039% 12/5/09 (d)	3,993	4,022
Hollywood Entertainment Corp. Tranche B term loan 4.6% 3/31/08 (d)	2,382	2,388
Oriental Trading Co., Inc.:
term loan 7.125% 1/8/11 (d)	3,300	3,333
Tranche B term loan 3.875% 8/4/10 (d)	4,092	4,102
PETCO Animal Supplies, Inc. Tranche D term loan 3.61% 10/2/08 (d)	1,452	1,470
Rent-A-Center, Inc. term loan 3.1916% 5/28/09 (d)	1,985	2,010
Travelcenters of America, Inc. term loan 4.4708% 11/14/08 (d)	877	888
		25,465
Technology - 2.4%
Alliant Techsystems, Inc. Tranche B term loan 2.924% 3/31/11 (d)	4,850	4,886
AMI Semiconductor, Inc. term loan 3.6% 9/26/08 (d)	2,388	2,406
Amphenol Corp. Tranche B1 term loan 2.9729% 5/6/10 (d)	8,180	8,262
Anteon International Corp. term loan 3.11% 12/31/10 (d)	4,988	5,025
Communications & Power Industries, Inc. term loan 4.1094% 7/23/10 (d)	1,600	1,624
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Technology - continued
Fairchild Semiconductor Corp. Tranche B1 term loan 3.75% 6/19/08 (d)	$ 4,963	$ 5,049
Global Imaging Systems, Inc. term loan 3.6043% 6/25/09 (d)	993	1,002
ON Semiconductor Corp. Tranche F term loan 3.875% 8/4/09 (d)	4,958	4,982
Seagate Technology Holdings, Inc. term loan 3.1872% 5/13/07 (d)	1,970	1,990
The Relizon Co. Tranche B term loan 4.26% 2/20/11 (d)	1,943	1,941
Viasystems Group, Inc. Tranche B term loan 6.47% 9/30/08 (d)	2,991	3,021
Xerox Corp. term loan 2.86% 9/30/08 (d)	12,000	12,075
		52,263
Telecommunications - 10.1%
Allegiance Telecom, Inc.:
revolver loan LIBOR + 4.5% 12/31/06 (d)	2,090	2,079
term loan LIBOR + 4.5% 12/31/06 (d)	1,910	1,901
American Tower LP:
Tranche A term loan 3.3609% 6/30/07 (d)	17,568	17,568
Tranche C term loan 3.3993% 12/31/07 (d)	6,988	6,988
Centennial Cellular Operating Co. LLC term loan 3.905% 2/9/11 (d)	12,000	12,000
Cincinnati Bell, Inc. Tranche D term loan 3.6286% 6/30/08 (d)	6,799	6,867
Consolidated Communications, Inc. Tranche B term loan 3.973% 10/14/11 (d)	1,000	1,008
Crown Castle International Corp. Tranche A term loan 3.36% 9/15/07 (d)	650	653
Crown Castle Operating Co. Tranche B term loan 4.61% 9/30/10 (d)	15,385	15,616
Dobson Cellular Systems, Inc. term loan 4.3664% 3/31/10 (d)	3,975	3,970
Microcell Solutions, Inc. Tranche A term loan 5.11% 3/17/11 (d)	3,000	3,023
Nextel Communications, Inc. Tranche E term loan 3.375% 12/15/10 (d)	51,671	52,316
Nextel Finance Co. Tranche A term loan 2.375% 12/31/07 (d)	3,787	3,782
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (d)	51,500	52,788
SBA Senior Finance, Inc. term loan 4.65% 10/31/08 (d)	7,095	7,148
SpectraSite Communications, Inc.:
term loan 3.42% 12/31/07 (d)	6,230	6,315
Tranche A term loan 3.7336% 6/30/07 (d)	8,236	8,329
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Telecommunications - continued
Telepak, Inc. term loan 3.61% 5/4/11 (d)	$ 2,900	$ 2,918
Western Wireless Corp.:
Tranche A term loan 3.1499% 3/31/08 (d)	4,582	4,559
Tranche B term loan 4.38% 9/30/08 (d)	6,073	6,073
		215,901
Textiles & Apparel - 0.3%
Kosa Lux Finance BV/Kosa UK Finance BV/Arteva Global Holdings BV/Kosa Canada Co. Tranche B term loan 4.7419% 4/29/11 (d)	5,000	5,038
Polymer Group, Inc. term loan 4.35% 4/27/10 (d)	1,000	1,008
William Carter Co. Tranche C term loan 3.7111% 9/30/08 (d)	736	749
		6,795
TOTAL FLOATING RATE LOANS (Cost $1,495,993)		1,508,851
Nonconvertible Bonds - 16.4%

Aerospace - 0.2%
L-3 Communications Corp. 6.125% 1/15/14 (c)	1,000	978
Ship Finance International Ltd. 8.5% 12/15/13 (c)	3,620	3,548
		4,526
Air Transportation - 0.0%
American Airlines, Inc. pass thru trust certificates 6.977% 11/23/22	539	492
Automotive - 0.1%
Delco Remy International, Inc. 5.1688% 4/15/09 (c)(d)	2,000	2,030
Broadcasting - 1.8%
Granite Broadcasting Corp. 9.75% 12/1/10 (c)	4,545	4,454
Gray Television, Inc. 9.25% 12/15/11	1,000	1,123
Nexstar Finance, Inc. 7% 1/15/14 (c)	4,760	4,641
Paxson Communications Corp.:
3.89% 1/15/10 (c)(d)	7,000	7,044
10.75% 7/15/08	2,000	2,090
Radio One, Inc. 8.875% 7/1/11	5,000	5,550
Spanish Broadcasting System, Inc. 9.625% 11/1/09	3,000	3,173
XM Satellite Radio, Inc. 6.65% 5/1/09 (c)(d)	10,700	10,807
		38,882
Building Materials - 0.1%
Nortek, Inc. 4.17% 12/31/10 (c)(d)	3,000	3,038
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Cable TV - 4.4%
Cablevision Systems Corp. 5.66% 4/1/09 (c)(d)	$ 7,000	$ 7,298
CSC Holdings, Inc.:
7.875% 12/15/07	2,000	2,130
10.5% 5/15/16	2,000	2,295
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	2,000	2,250
EchoStar DBS Corp.:
4.36% 10/1/08 (c)(d)	60,625	63,050
10.375% 10/1/07	1,965	2,122
NTL Cable PLC 6.14% 10/15/12 (c)(d)	14,000	14,385
PanAmSat Corp. 6.125% 1/15/05	1,000	1,020
		94,550
Capital Goods - 0.1%
Tyco International Group SA yankee 6.375% 2/15/06	3,000	3,161
Chemicals - 0.8%
Georgia Gulf Corp. 7.625% 11/15/05	2,000	2,100
Huntsman Advanced Materials LLC 10% 7/15/08 (c)(d)	3,310	3,442
Huntsman ICI Chemicals LLC 10.125% 7/1/09	2,000	2,085
Methanex Corp. yankee 7.75% 8/15/05	9,125	9,627
		17,254
Consumer Products - 0.2%
Armkel Finance, Inc. 9.5% 8/15/09	2,555	2,791
Chattem, Inc. 4.12% 3/1/10 (c)(d)	1,000	1,015
		3,806
Containers - 0.4%
Ball Corp. 7.75% 8/1/06	5,000	5,350
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	2,000	2,170
		7,520
Diversified Media - 0.5%
Liberty Media Corp. 2.61% 9/17/06 (d)	10,000	10,175
Electric Utilities - 1.3%
AES Corp.:
8.375% 8/15/07	3,000	3,015
8.5% 11/1/07	4,000	4,060
Allegheny Energy Supply Co. LLC 10.25% 11/15/07 (c)	3,000	3,300
Allegheny Energy, Inc. 7.75% 8/1/05	3,000	3,120
CMS Energy Corp. 9.875% 10/15/07	7,000	7,630
Power Contract Financing LLC 5.2% 2/1/06 (c)	960	972
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Electric Utilities - continued
Southern California Edison Co.:
5.875% 9/1/04	$ 1,250	$ 1,275
8% 2/15/07	2,000	2,240
TECO Energy, Inc. 6.125% 5/1/07	2,000	2,030
		27,642
Energy - 2.8%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	2,000	2,160
Chesapeake Energy Corp. 8.375% 11/1/08	6,000	6,600
El Paso Corp. 7.875% 6/15/12	3,000	2,666
El Paso Energy Corp. 6.95% 12/15/07	4,350	4,035
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (c)	3,000	3,030
General Maritime Corp. 10% 3/15/13	5,000	5,650
OMI Corp. 7.625% 12/1/13	2,000	2,060
Pemex Project Funding Master Trust:
2.64% 1/7/05 (c)(d)	2,000	2,018
2.94% 10/15/09 (c)(d)	5,500	5,734
Pride International, Inc. 10% 6/1/09	5,000	5,300
Pride Petroleum Services, Inc. 9.375% 5/1/07	2,538	2,589
Sonat, Inc. 7.625% 7/15/11	5,000	4,356
Southern Natural Gas Co. 8.875% 3/15/10	840	935
Tesoro Petroleum Corp. 8% 4/15/08	1,000	1,075
The Coastal Corp. 6.2% 5/15/04	2,000	2,000
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	2,000	2,325
Williams Companies, Inc. 6.625% 11/15/04	3,000	3,060
Williams Cos., Inc. Credit Linked Certificate Trust 4.42% 5/1/09 (c)(d)	5,000	5,006
		60,599
Food and Drug Retail - 0.3%
Rite Aid Corp.:
6% 12/15/05 (c)	5,000	5,025
8.125% 5/1/10	1,000	1,083
		6,108
Food/Beverage/Tobacco - 0.1%
Canandaigua Brands, Inc. 8.625% 8/1/06	1,000	1,100
Gaming - 0.0%
Penn National Gaming, Inc. 6.875% 12/1/11 (c)	1,000	1,000
Healthcare - 0.2%
Express Scripts, Inc. 9.625% 6/15/09	4,000	4,230
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Homebuilding/Real Estate - 0.1%
William Lyon Homes, Inc. 7.5% 2/15/14 (c)	$ 1,060	$ 1,060
Metals/Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.875% 2/1/14 (c)	8,000	7,120
Paper - 0.2%
Bowater, Inc. 4.11% 3/15/10 (d)	4,000	4,040
Publishing/Printing - 0.2%
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11	430	459
Dex Media, Inc. 8% 11/15/13 (c)	5,000	4,800
		5,259
Shipping - 0.1%
Teekay Shipping Corp. yankee 8.32% 2/1/08	1,225	1,292
Steels - 0.3%
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	1,000	1,120
Ispat Inland ULC 7.86% 4/1/10 (c)(d)	5,000	5,113
		6,233
Technology - 0.3%
Amkor Technology, Inc. 10.5% 5/1/09	5,000	5,263
IOS Capital LLC 7.25% 6/30/08	85	90
		5,353
Telecommunications - 1.6%
America Movil SA de CV 1.795% 4/27/07 (c)(d)	2,000	1,995
American Tower Corp. 9.375% 2/1/09	4,000	4,300
Crown Castle International Corp. 10.75% 8/1/11	2,000	2,270
Mobile Telesystems Finance SA 5.13% 8/5/04 (c)(d)	3,000	3,000
Primus Telecom Holding, Inc. 8% 1/15/14 (c)	1,000	920
Qwest Communications International, Inc. 4.63% 2/15/09 (c)(d)	3,000	2,775
Rogers Wireless, Inc. 6.375% 3/1/14 (c)	3,000	2,880
Rural Cellular Corp. 5.61% 3/15/10 (c)(d)	7,000	7,210
U.S. West Communications:
5.65% 11/1/04	3,000	3,000
7.2% 11/1/04	6,000	6,075
		34,425
TOTAL NONCONVERTIBLE BONDS (Cost $349,620)		350,895
Commercial Mortgage Securities - 0.0%
	Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 3.8806% 12/15/09 (c)(d) (Cost $657)	$ 679	$ 579
Common Stocks - 0.0%
Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a) (Cost $0)	45	0
Money Market Funds - 15.9%

Fidelity Cash Central Fund, 1.06% (b)	213,884,452	213,884
Fidelity Money Market Central Fund, 1.17% (b)	124,683,581	124,684
TOTAL MONEY MARKET FUNDS (Cost $338,568)		338,568
Cash Equivalents - 0.6%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.94%, dated 4/30/04 due 5/3/04) (Cost $13,534)	$ 13,535	$ 13,534
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $2,198,372)		2,212,427
NET OTHER ASSETS - (3.5)%		(74,167)
NET ASSETS - 100%		$ 2,138,260
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $189,267,000 or 8.9% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,227,230,000 and $534,674,000, respectively.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $6,792,000. The weighted average interest rate was 1.5%. At period end, there were no bank borrowings outstanding.

Income Tax Information

At October 31, 2003, the fund had a capital loss carryforward of approximately $11,146,000 of which $5,000, $818,000, $8,246,000 and $2,077,000 will expire on October 31, 2008, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $13,534) (cost $2,198,372) - See accompanying schedule		$ 2,212,427
Cash		5,131
Receivable for investments sold		20,236
Receivable for fund shares sold		23,114
Interest receivable		10,348
Prepaid expenses		4
Receivable from investment adviser for expense reductions		3
Other affiliated receivables		18
Total assets		2,271,281

Liabilities
Payable for investments purchased	$ 127,305
Payable for fund shares redeemed	3,038
Distributions payable	836
Accrued management fee	1,139
Distribution fees payable	353
Other affiliated payables	259
Other payables and accrued expenses	91
Total liabilities		133,021

Net Assets		$ 2,138,260
Net Assets consist of:
Paid in capital		$ 2,128,241
Undistributed net investment income		927
Accumulated undistributed net realized gain (loss) on investments		(4,963)
Net unrealized appreciation (depreciation) on investments		14,055
Net Assets		$ 2,138,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($168,195 ÷ 16,974 shares)	$ 9.91

Maximum offering price per share (100/96.25 of $9.91)	$ 10.30
Class T: Net Asset Value and redemption price per share ($138,605 ÷ 14,001 shares)	$ 9.90

Maximum offering price per share (100/97.25 of $9.90)	$ 10.18
Class B: Net Asset Value and offering price per share ($143,096 ÷ 14,455 shares) A	$ 9.90

Class C: Net Asset Value and offering price per share ($352,203 ÷ 35,548 shares) A	$ 9.91

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($1,265,186 ÷ 127,789 shares)	$ 9.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($70,975 ÷ 7,171 shares)	$ 9.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)

Investment Income
Interest		$ 34,137

Expenses
Management fee	$ 5,966
Transfer agent fees	1,090
Distribution fees	1,943
Accounting fees and expenses	313
Non-interested trustees' compensation	4
Custodian fees and expenses	39
Registration fees	180
Audit	42
Legal	28
Interest	1
Miscellaneous	9
Total expenses before reductions	9,615
Expense reductions	(12)	9,603
Net investment income (loss)		24,534
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		6,367
Change in net unrealized appreciation (depreciation) on investment securities		1,309
Net gain (loss)		7,676
Net increase (decrease) in net assets resulting from operations		$ 32,210

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,534	$ 23,331
Net realized gain (loss)	6,367	279
Change in net unrealized appreciation (depreciation)	1,309	31,433
Net increase (decrease) in net assets resulting from operations	32,210	55,043
Distributions to shareholders from net investment income	(27,026)	(23,105)
Share transactions - net increase (decrease)	681,974	917,582
Redemption fees	189	181
Total increase (decrease) in net assets	687,347	949,701

Net Assets
Beginning of period	1,450,913	501,212
End of period (including undistributed net investment income of $927 and undistributed net investment income of $3,419, respectively)	$ 2,138,260	$ 1,450,913

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 9.45	$ 9.70	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.137	.292	.352	.580	.136
Net realized and unrealized gain (loss)	.046	.447	(.264)	(.185)	(.047)
Total from investment operations	.183	.739	.088	.395	.089
Distributions from net investment income	(.154)	(.311)	(.339)	(.638)	(.150)
Redemption fees added to paid in capital E	.001	.002	.001	.003	.001
Net asset value, end of period	$ 9.91	$ 9.88	$ 9.45	$ 9.70	$ 9.94
Total Return B, C, D	1.87%	7.95%	.90%	4.08%	.90%
Ratios to Average Net Assets G
Expenses before expense reductions	1.09% A	1.10%	1.12%	1.14%	1.75% A
Expenses net of voluntary waivers, if any	1.09% A	1.10%	1.10%	.99%	.78% A
Expenses net of all reductions	1.08% A	1.09%	1.09%	.98%	.78% A
Net investment income (loss)	2.81% A	3.04%	3.64%	5.93%	7.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 168	$ 88	$ 37	$ 41	$ 9
Portfolio turnover rate	73% A	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.133	.285	.342	.573	.131
Net realized and unrealized gain (loss)	.045	.446	(.263)	(.195)	(.045)
Total from investment operations	.178	.731	.079	.378	.086
Distributions from net investment income	(.149)	(.303)	(.330)	(.631)	(.147)
Redemption fees added to paid in capital E	.001	.002	.001	.003	.001
Net asset value, end of period	$ 9.90	$ 9.87	$ 9.44	$ 9.69	$ 9.94
Total Return B, C, D	1.82%	7.87%	.80%	3.90%	.88%
Ratios to Average Net Assets G
Expenses before expense reductions	1.19% A	1.18%	1.20%	1.22%	1.81% A
Expenses net of voluntary waivers, if any	1.19% A	1.18%	1.19%	1.06%	.93% A
Expenses net of all reductions	1.19% A	1.18%	1.19%	1.06%	.93% A
Net investment income (loss)	2.71% A	2.96%	3.54%	5.86%	7.06% A
Supplemental Data
Net assets, end of period (in millions)	$ 139	$ 113	$ 75	$ 76	$ 25
Portfolio turnover rate	73% A	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.110	.243	.298	.525	.134
Net realized and unrealized gain (loss)	.045	.444	(.263)	(.194)	(.056)
Total from investment operations	.155	.687	.035	.331	.078
Distributions from net investment income	(.126)	(.259)	(.286)	(.584)	(.139)
Redemption fees added to paid in capital E	.001	.002	.001	.003	.001
Net asset value, end of period	$ 9.90	$ 9.87	$ 9.44	$ 9.69	$ 9.94
Total Return B, C, D	1.59%	7.38%	.35%	3.42%	.79%
Ratios to Average Net Assets G
Expenses before expense reductions	1.65% A	1.64%	1.65%	1.66%	2.74% A
Expenses net of voluntary waivers, if any	1.65% A	1.63%	1.64%	1.54%	1.23% A
Expenses net of all reductions	1.65% A	1.63%	1.64%	1.54%	1.23% A
Net investment income (loss)	2.25% A	2.50%	3.09%	5.38%	6.75% A
Supplemental Data
Net assets, end of period (in millions)	$ 143	$ 134	$ 118	$ 125	$ 24
Portfolio turnover rate	73% A	55%	77%	55%	12% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 9.45	$ 9.70	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.107	.235	.290	.516	.125
Net realized and unrealized gain (loss)	.054	.434	(.263)	(.184)	(.051)
Total from investment operations	.161	.669	.027	.332	.074
Distributions from net investment income	(.122)	(.251)	(.278)	(.575)	(.135)
Redemption fees added to paid in capital E	.001	.002	.001	.003	.001
Net asset value, end of period	$ 9.91	$ 9.87	$ 9.45	$ 9.70	$ 9.94
Total Return B, C, D	1.65%	7.18%	.26%	3.42%	.76%
Ratios to Average Net Assets G
Expenses before expense reductions	1.72% A	1.72%	1.73%	1.75%	2.41% A
Expenses net of voluntary waivers, if any	1.72% A	1.71%	1.73%	1.64%	1.44% A
Expenses net of all reductions	1.72% A	1.71%	1.73%	1.63%	1.44% A
Net investment income (loss)	2.18% A	2.42%	3.00%	5.28%	6.55% A
Supplemental Data
Net assets, end of period (in millions)	$ 352	$ 269	$ 235	$ 278	$ 48
Portfolio turnover rate	73% A	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 9.44	$ 9.52
Income from Investment Operations
Net investment income (loss) D	.149	.311	.040
Net realized and unrealized gain (loss)	.046	.450	(.084)
Total from investment operations	.195	.761	(.044)
Distributions from net investment income	(.166)	(.333)	(.037)
Redemption fees added to paid in capital D	.001	.002	.001
Net asset value, end of period	$ 9.90	$ 9.87	$ 9.44
Total Return B, C	2.00%	8.20%	(.45)%
Ratios to Average Net Assets F
Expenses before expense reductions	.84% A	.86%	1.15% A
Expenses net of voluntary waivers, if any	.84% A	.86%	.95% A
Expenses net of all reductions	.84% A	.86%	.94% A
Net investment income (loss)	3.06% A	3.27%	3.99% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,265	$ 811	$ 18
Portfolio turnover rate	73% A	55%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 19, 2002 (commencement of sale of shares) to October 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.86	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.147	.312	.365	.590	.151
Net realized and unrealized gain (loss)	.056	.436	(.262)	(.193)	(.058)
Total from investment operations	.203	.748	.103	.397	.093
Distributions from net investment income	(.164)	(.330)	(.354)	(.650)	(.154)
Redemption fees added to paid in capital D	.001	.002	.001	.003	.001
Net asset value, end of period	$ 9.90	$ 9.86	$ 9.44	$ 9.69	$ 9.94
Total Return B, C	2.08%	8.06%	1.06%	4.11%	.94%
Ratios to Average Net AssetsF
Expenses before expense reductions	.88% A	.90%	.94%	1.02%	2.32% A
Expenses net of voluntary waivers, if any	.88% A	.89%	.94%	.87%	.49% A
Expenses net of all reductions	.87% A	.89%	.93%	.87%	.49% A
Net investment income (loss)	3.02% A	3.24%	3.79%	6.05%	7.50% A
Supplemental Data
Net assets, end of period (in millions)	$ 71	$ 36	$ 18	$ 7	$ 1
Portfolio turnover rate	73% A	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Floating Rate High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund earns certain fees in connection with its floating rate loan purchasing activites. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 19,393
Unrealized depreciation	(4,966)
Net unrealized appreciation (depreciation)	$ 14,427
Cost for federal income tax purposes	$ 2,198,000

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. At the end of the period, the fund had unfunded loan commitments of $18,376.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .68% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 94	$ -
Class T	0%	.25%	150	-
Class B	.55%	.15%	479	377
Class C	.55%	.25%	1,220	534
			$ 1,943	$ 911

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 111
Class T	46
Class B*	171
Class C*	59
$ 387

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Floating Rate High Income Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Floating Rate High Income Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC were as follows:

	Amount	% of Average Net Assets
Class A	$ 115	.18*
Class T	111	.19*
Class B	135	.20*
Class C	247	.16*
Fidelity Floating Rate High Income Fund	451	.09*
Institutional Class	31	.12*
	$ 1,090

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,839 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class B	1.65%	$ 3

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $9.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 1,903	$ 1,379
Class T	1,798	2,412
Class B	1,739	3,198
Class C	3,730	5,977
Fidelity Floating Rate High Income Fund	17,055	9,407
Institutional Class	801	732
Total	$ 27,026	$ 23,105

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	10,675	6,904	$ 105,717	$ 67,614
Reinvestment of distributions	134	98	1,329	956
Shares redeemed	(2,788)	(1,953)	(27,612)	(18,942)
Net increase (decrease)	8,021	5,049	$ 79,434	$ 49,628
Class T
Shares sold	7,486	7,102	$ 74,054	$ 69,392
Reinvestment of distributions	142	214	1,406	2,081
Shares redeemed	(5,063)	(3,806)	(50,066)	(36,871)
Net increase (decrease)	2,565	3,510	$ 25,394	$ 34,602
Class B
Shares sold	2,419	3,767	$ 23,927	$ 36,736
Reinvestment of distributions	126	231	1,247	2,235
Shares redeemed	(1,644)	(2,978)	(16,260)	(28,855)
Net increase (decrease)	901	1,020	$ 8,914	$ 10,116
Class C
Shares sold	11,772	10,474	$ 116,571	$ 102,347
Reinvestment of distributions	245	411	2,427	3,982
Shares redeemed	(3,762)	(8,522)	(37,244)	(82,608)
Net increase (decrease)	8,255	2,363	$ 81,754	$ 23,721
Fidelity Floating Rate High Income Fund
Shares sold	69,626	91,211	$ 688,832	$ 889,648
Reinvestment of distributions	1,502	840	14,856	8,216
Shares redeemed	(25,508)	(11,804)	(252,359)	(115,507)
Net increase (decrease)	45,620	80,247	$ 451,329	$ 782,357
Institutional Class
Shares sold	4,767	2,601	$ 47,166	$ 25,410
Reinvestment of distributions	30	31	298	305
Shares redeemed	(1,245)	(880)	(12,315)	(8,557)
Net increase (decrease)	3,552	1,752	$ 35,149	$ 17,158

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AFR-USAN-0604
1.784877.101

Fidelity

Floating Rate High Income

Fund

(A Class of Fidelity® Advisor
Floating Rate High Income Fund)

Semiannual Report

April 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Charter Communication Operating LLC	3.5	1.7
EchoStar DBS Corp.	3.1	2.8
Qwest Corp.	2.5	2.1
Nextel Communications, Inc.	2.5	0.0
Centerpoint Energy House Electric LLC	1.2	1.2
	12.8
Top Five Market Sectors as of April 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Cable TV	12.8	9.7
Telecommunications	11.7	10.2
Electric Utilities	6.1	7.6
Healthcare	5.3	7.7
Energy	4.3	3.7
Quality Diversification (% of fund's net assets)
As of April 30, 2004	As of October 31, 2003
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 2.8%	BBB 3.8%
BB 35.4%	BB 43.2%
B 24.9%	B 20.4%
CCC,CC,C 2.8%	CCC,CC,C 0.8%
D 0.1%	D 0.1%
Not Rated 21.0%	Not Rated 10.7%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 13.0%	Short-Term Investments and Net Other Assets 21.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of April 30, 2004 *		As of October 31, 2003 **
	Floating Rate Loans 70.6%		Floating Rate Loans 71.4%
	Nonconvertible Bonds 16.4%		Nonconvertible Bonds 7.5%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 13.0%		Short-Term Investments and Net Other Assets 21.0%
* Foreign investments	4.3%	** Foreign investments	4.1%

Semiannual Report

Investments April 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (e) - 70.6%
	Principal Amount (000s)	Value (Note 1) (000s)
Aerospace - 0.5%
DRS Technologies, Inc. term loan 2.9532% 11/4/10 (d)	$ 1,022	$ 1,033
Titan Corp. Tranche B term loan 4.3778% 6/30/09 (d)	2,948	2,951
Transdigm, Inc. term loan 6% 7/22/10 (d)	1,596	1,607
United Defense Industries, Inc. Tranche B term loan 3.1% 8/13/09 (d)	5,004	5,048
		10,639
Automotive - 1.5%
Collins & Aikman Products Co.:
Revolving Credit-Linked Deposit 6% 12/31/05 (d)	702	709
Tranche A1 term loan 6% 12/31/05 (d)	1,298	1,311
Tranche B term loan 7.75% 12/31/05 (d)	480	486
CSK Automotive, Inc. Tranche B term loan 3.39% 6/20/09 (d)	4,000	4,020
Enersys Capital, Inc. term loan 3.62% 3/17/11 (d)	1,000	1,014
Federal-Mogul Financing Trust Tranche B term loan 3.6% 2/24/05 (d)	2,000	1,800
Goodyear Dunlop Tire Europe BV term loan 3.12% 4/30/05 (d)	5,776	5,791
New Flyer Industries Ltd.:
Tranche A Credit-Linked Deposit 3.85% 2/27/10 (d)	714	723
Tranche B term loan 3.85% 2/27/10 (d)	2,286	2,314
Plastech Engineered Products, Inc. Tranche B1 term loan 3.85% 3/31/10 (d)	2,000	2,030
Tenneco Automotive, Inc.:
Tranche B term loan 4.36% 12/12/10 (d)	3,440	3,500
Tranche B1 Credit-Linked Deposit 4.35% 12/12/10 (d)	1,552	1,579
TRW Automotive Holdings Corp. Tranche D1 term loan 2.9375% 2/28/11 (d)	4,870	4,930
United Components, Inc. Tranche C term loan 5.75% 6/30/10 (d)	2,570	2,602
		32,809
Broadcasting - 2.2%
Cumulus Media, Inc. Tranche D term loan 3.375% 3/28/10 (d)	8,024	8,124
Emmis Communications Corp. Tranche B term loan 3.375% 8/31/09 (d)	10,006	10,031
Gray Television, Inc. Tranche C term loan 3.6375% 12/31/10 (d)	3,990	4,045
LIN Television Corp. Tranche B term loan 3.3645% 12/31/07 (d)	9,720	9,817
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Broadcasting - continued
Nexstar Broadcasting Group, Inc. Tranche C term loan 3.36% 12/31/10 (d)	$ 1,995	$ 2,022
Sinclair Broadcast Group, Inc.:
term loan 3.375% 12/31/09 (d)	6,545	6,635
Tranche A1 term loan 3.375% 12/31/09 (d)	2,166	2,193
Spanish Broadcasting System, Inc. term loan 4.36% 10/30/09 (d)	4,838	4,898
		47,765
Building Materials - 0.4%
Atrium Companies, Inc. term loan 3.8896% 12/10/08 (d)	798	809
Goodman Global Holdings, Inc. Tranche B term loan 3.25% 11/21/09 (d)	1,700	1,723
National Waterworks, Inc. Tranche B1 term loan 3.86% 11/22/09 (d)	1,929	1,948
PGT Industries Tranche A term loan 4.17% 1/29/10 (d)	998	1,005
Ply Gem Industries, Inc. term loan 3.61% 2/12/11 (d)	3,000	3,008
		8,493
Cable TV - 8.4%
Adelphia Communications Corp. Tranche B term loan 4.5622% 6/25/04 (d)	7,500	7,575
Atlantic Broadband Finance LLC/Atlantic Broadband Finance, Inc. Tranche B term loan 4.37% 9/1/11 (d)	2,700	2,727
Cebridge Connections, Inc. Tranche 1 term loan 4.3918% 2/23/09 (d)	3,000	3,008
Century Cable Holdings LLC Tranche B term loan:
6% 6/30/09 (d)	2,200	2,156
6% 12/31/09 (d)	2,750	2,681
Century-TCI California LP term loan 6.86% 12/31/07 (d)	6,016	5,896
Charter Communication Operating LLC Tranche B term loan 4.42% 4/27/11 (d)	75,000	74,754
DIRECTV Holdings LLC Tranche B2 term loan 3.3994% 3/6/10 (d)	15,114	15,284
Hilton Head Communications LP Tranche B term loan 5.25% 3/31/08 (d)	8,150	7,906
Insight Midwest Holdings LLC:
Tranche A, term loan 2.9356% 6/30/09 (d)	8,000	7,980
Tranche B term loan:
3.9373% 12/31/09 (d)	10,973	11,041
3.9375% 12/31/09 (d)	998	1,005
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Cable TV - continued
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche B term loan 3.62% 9/30/10 (d)	$ 3,000	$ 3,041
Olympus Cable Holdings LLC:
Tranche A term loan 5.25% 6/30/10 (d)	8,200	7,811
Tranche B term loan 6% 9/30/10 (d)	6,500	6,338
PanAmSat Corp. Tranche B1 term loan 3.6% 9/30/10 (d)	5,312	5,339
Pegasus Media & Communications, Inc.:
term loan 4.6875% 7/31/05 (d)	4,000	3,990
Tranche B term loan 4.6875% 4/30/05 (d)	536	528
Rainbow Media Holdings, Inc. Tranche C term loan 3.38% 3/31/09 (d)	4,975	5,000
United Pan-Europe Communications NV Tranche C2 term loan 6.64% 3/31/09 (d)	6,390	6,398
		180,458
Capital Goods - 2.6%
AGCO Corp. term loan 3.35% 1/31/06 (d)	8,886	9,020
Douglas Dynamics Holdings, Inc. term loan 3.8767% 3/31/10 (d)	1,000	1,011
Dresser, Inc. Tranche C term loan 3.62% 3/1/10 (d)	2,066	2,107
Flowserve Corp. Tranche C term loan 3.875% 6/30/09 (d)	2,464	2,476
Invensys International Holding Ltd. Tranche B1 term loan 4.6113% 9/4/09 (d)	12,000	12,045
Mueller Group, Inc. term loan 4.35% 4/23/11 (d)	2,000	2,000
Roper Industries, Inc. term loan 3.127% 12/29/08 (d)	9,875	10,011
Sensus Metering Systems, Inc. Tranche B term loan 4.1699% 12/17/10 (d)	3,591	3,609
SPX Corp. Tranche B1 term loan 3.125% 9/30/09 (d)	5,553	5,632
Terex Corp.:
term loan 3.7429% 12/31/09 (d)	2,448	2,460
Tranche B term loan 3.1238% 7/3/09 (d)	5,165	5,191
TriMas Corp. Tranche B term loan 4.6% 12/31/09 (d)	872	876
		56,438
Chemicals - 2.4%
CP Kelco:
Tranche B term loan 5.1527% 3/31/08 (d)	256	258
Tranche C term loan 5.41% 9/30/08 (d)	84	85
Geo Specialty Chemicals, Inc. Tranche B term loan 9.25% 12/31/07 (d)	1,149	1,057
Georgia Gulf Corp. Tranche D term loan 3.625% 12/2/10 (d)	4,291	4,334
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Chemicals - continued
Hercules, Inc. Tranche B term loan 3.4697% 10/8/10 (d)	$ 2,500	$ 2,531
Huntsman ICI Chemicals LLC:
Tranche B term loan 5.216% 6/30/07 (d)	4,645	4,668
Tranche C term loan 5.4375% 6/30/08 (d)	4,645	4,668
Kraton Polymers LLC term loan 5% 12/23/10 (d)	5,285	5,351
Messer Griesheim Holding AG:
Tranche B2 term loan 3.8313% 4/28/09 (d)	702	702
Tranche C2 term loan 4.3313% 4/28/10 (d)	1,010	1,010
Nalco Co. Tranche B term loan 3.629% 11/4/10 (d)	16,443	16,567
Noveon International, Inc. Tranche B term loan 3.9375% 12/31/09 (d)	2,776	2,773
SGL Carbon LLC term loan 4.22% 12/31/09 (d)	3,000	3,000
United Industries Corp. term loan 3.8376% 4/28/11 (d)	4,000	4,045
		51,049
Consumer Products - 3.1%
American Achievement Corp. Tranche B term loan 5.5% 3/25/11 (d)	2,500	2,531
American Safety Razor Co. Tranche B term loan 4.35% 4/29/11 (d)	3,000	3,030
Amscan Holdings, Inc. term loan 3.85% 4/30/12 (d)	4,000	4,030
Armkel LLC Tranche B term loan 4.125% 3/28/09 (d)	679	685
Bombardier Recreational Products, Inc. term loan 4.13% 12/18/10 (d)	1,000	1,000
Central Garden & Pet Co. Tranche B term loan 3.35% 5/14/09 (d)	993	1,002
Church & Dwight Co., Inc. Tranche B term loan 3.34% 9/30/07 (d)	5,429	5,497
Jostens, Inc. term loan 3.72% 7/29/10 (d)	4,739	4,763
Prestige Brands, Inc. Tranche B term loan 4.0844% 4/6/11 (d)	5,000	5,050
Revlon Consumer Products Corp.:
term loan 8.5% 5/30/05 (d)	979	979
Tranche A term loan 8% 5/30/05 (d)	4,000	4,000
Sealy Mattress Co. term loan 3.86% 4/6/12 (d)	9,900	10,036
Simmons Co.:
term loan 5.125% 6/19/12 (d)	2,000	2,000
Tranche B term loan 4.0893% 12/19/11 (d)	5,876	5,949
Sola International, Inc. term loan 3.65% 12/11/09 (d)	4,000	4,045
Tempur Pedic, Inc. Tranche B term loan 4.61% 6/30/09 (d)	1,985	2,005
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Consumer Products - continued
The Scotts Co. term loan 3.125% 9/30/10 (d)	$ 8,991	$ 9,115
Weight Watchers International, Inc. Tranche B term loan 2.92% 3/31/10 (d)	1,230	1,236
		66,953
Containers - 2.4%
Ball Corp. Tranche B1 term loan 2.86% 12/19/09 (d)	3,427	3,453
Berry Plastics Corp. Tranche C term loan 3.63% 7/22/10 (d)	1,970	2,000
Crown Cork & Seal Americas, Inc. Tranche B1 term loan 4.1% 9/15/08 (d)	1,900	1,933
Owens Illinois Group, Inc.:
Tranche A1 term loan 3.92% 4/1/07 (d)	10,000	10,038
Tranche B1 term loan 3.88% 4/1/08 (d)	9,200	9,258
Printpack Holdings, Inc. Tranche C term loan 3.375% 3/31/09 (d)	873	880
Silgan Holdings, Inc. Tranche B term loan 3.39% 11/30/08 (d)	12,825	12,969
Solo Cup Co. term loan 3.61% 2/27/11 (d)	9,850	9,998
		50,529
Diversified Financial Services - 0.4%
Global Cash Access LLC/Global Cash Access Finance Corp. Tranche B term loan 3.85% 3/10/10 (d)	6,900	6,995
Newkirk Master LP term loan 5.7099% 11/24/06 (d)	2,072	2,103
		9,098
Diversified Media - 1.3%
Adams Outdoor Advertisng Ltd. term loan 3.4% 10/15/11 (d)	2,650	2,680
Blockbuster, Inc. Tranche B term loan 2.36% 7/1/04 (d)	400	400
CanWest Media, Inc. Tranche D term loan 3.8719% 5/15/09 (d)	1,990	2,020
Cinram International, Inc. Tranche B term loan 4.84% 9/30/09 (d)	1,977	1,994
Lamar Media Corp.:
Tranche A term loan 2.9375% 6/30/09 (d)	1,000	1,005
Tranche C term loan 3.1875% 6/30/10 (d)	7,741	7,818
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Diversified Media - continued
R.H. Donnelly Corp. Tranche B2 term loan 3.369% 6/30/10 (d)	$ 3,807	$ 3,859
Vivendi Universal Entertainment LLC term loan 3.85% 9/30/08 (d)	9,000	9,023
		28,799
Electric Utilities - 4.8%
AES Corp. term loan 5.32% 4/30/08 (d)	5,429	5,496
Allegheny Energy Supply Co. LLC:
term loan 4.1% 3/8/11 (d)	5,000	5,019
Tranche C term loan 5.35% 6/8/11 (d)	8,000	8,050
Aquila Networks Canada Corp. term loan 7.25% 7/30/04 (d)	7,000	7,000
Aquila, Inc. term loan 8% 5/15/06 (d)	683	706
Astoria Energy LLC term loan 6.7011% 4/15/12 (d)	14,000	14,105
Calpine Corp. Tranche B1 term loan 4.6875% 7/15/07 (d)	2,978	3,000
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (d)	22,450	25,369
CenterPoint Energy, Inc. term loan 4.7225% 10/7/06 (d)	2,984	3,043
Cogentrix Delaware Holdings, Inc. term loan 3.35% 2/25/09 (d)	5,550	5,557
Midwest Generation LLC term loan 4.475% 4/27/11 (d)	2,000	2,020
Northwestern Corp. term loan 6.74% 12/1/06 (d)	983	1,002
NRG Energy, Inc.:
Credit-Linked Deposit 5.5% 6/23/10 (d)	2,916	3,004
term loan 5.5% 6/23/10 (d)	5,189	5,344
Teton Power Funding LLC term loan 4.36% 3/12/11 (d)	6,500	6,565
Tucson Electric Power Co. Tranche B Credit-Linked Deposit 3.36% 6/30/09 (d)	7,000	7,026
		102,306
Energy - 1.5%
Citgo Petroleum Corp. term loan 8.25% 2/27/06 (d)	1,000	1,033
Magellan Midstream Holdings LP Tranche A term loan 4.67% 6/17/08 (d)	2,569	2,598
Magellan Midstream Partners LP Tranche C term loan 3.1% 8/6/08 (d)	3,900	3,929
Parker Drilling Co. term loan 5.35% 10/10/07 (d)	500	506
Premcor Refining Group, Inc. Credit-Linked Deposit 3.1% 4/13/09 (d)	9,000	9,068
Pride Offshore, Inc. term loan 3.63% 1/15/09 (d)	664	671
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Energy - continued
Tesoro Petroleum Corp. term loan 6.6105% 4/15/08 (d)	$ 1,980	$ 2,039
Williams Production RMT Co. Tranche C term loan 3.6% 5/30/07 (d)	11,662	11,793
		31,637
Entertainment/Film - 2.4%
Carmike Cinemas, Inc. term loan 4.4375% 2/4/09 (d)	1,397	1,424
Cinemark USA, Inc. term loan 5.25% 3/31/11 (d)	10,950	11,128
Lions Gate Entertainment Corp. term loan 4.36% 12/31/08 (d)	4,000	4,020
Metro-Goldwyn-Mayer Studios, Inc. Tranche B, term loan 5.5% 4/30/11 (d)	15,000	15,038
Regal Cinemas Corp. Tranche D term loan 3.375% 6/30/09 (d)	5,730	5,816
Warner Music Group term loan 3.8938% 2/28/11 (d)	14,300	14,497
		51,923
Environmental - 1.5%
Allied Waste Industries, Inc.:
Tranche A Credit-Linked Deposit 3.84% 1/15/10 (d)	1,143	1,159
Tranche B term loan 3.8662% 1/15/10 (d)	14,746	14,986
Tranche C term loan 3.86% 1/15/10 (d)	3,000	3,049
Tranche D term loan 3.64% 1/15/10 (d)	3,000	3,041
Casella Waste Systems, Inc. Tranche B term loan 3.9554% 1/24/10 (d)	2,970	3,000
Ionics, Inc. term loan 3.87% 2/13/11 (d)	3,800	3,838
Stericycle, Inc. Tranche B term loan 3.35% 9/5/07 (d)	364	366
Waste Connections, Inc. term loan 2.875% 10/22/10 (d)	2,000	2,015
		31,454
Food and Drug Retail - 0.5%
Rite Aid Corp. term loan 4.1% 4/30/08 (d)	10,000	10,225
Food/Beverage/Tobacco - 2.6%
Atkins Nutritional Holdings II, Inc. term loan:
4.36% 10/29/09 (d)	2,751	2,754
6.86% 10/29/09 (d)	4,600	4,612
B&G Foods, Inc. term loan 4.52% 8/31/09 (d)	2,985	2,989
Commonwealth Brands, Inc. term loan 5.1875% 8/28/07 (d)	648	656
Constellation Brands, Inc. Tranche B term loan 3.2125% 11/30/08 (d)	3,125	3,172
Del Monte Corp. Tranche B term loan 3.4078% 12/20/10 (d)	6,206	6,299
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Food/Beverage/Tobacco - continued
Dr Pepper/Seven Up Bottling Group, Inc. Tranche B term loan 3.6493% 12/19/10 (d)	$ 7,082	$ 7,161
Luigino's, Inc. term loan 4.125% 4/2/11 (d)	314	319
Merisant Co. Tranche B term loan 3.92% 1/11/10 (d)	1,379	1,382
Michael Foods, Inc. Tranche B term loan 3.9151% 11/21/10 (d)	8,479	8,606
NBTY, Inc. Tranche C term loan 3.1% 7/25/09 (d)	1,478	1,486
Nellson Nutraceutical, Inc. term loan 4.11% 10/4/09 (d)	1,077	1,077
Reddy Ice Group, Inc. term loan:
3.6% 8/15/09 (d)	796	800
3.6% 8/15/09 (d)	299	301
Suiza Foods Corp.:
Tranche B1 term loan 3.11% 7/15/08 (d)	9,942	10,079
Tranche C term loan 2.89% 7/15/08 (d)	4,000	4,040
		55,733
Gaming - 1.1%
Alliance Gaming Corp. term loan 3.7875% 9/5/09 (d)	6,350	6,437
Ameristar Casinos, Inc. Tranche B term loan 3.125% 12/20/06 (d)	2,525	2,550
Argosy Gaming Co. Tranche B term loan 3.36% 7/31/08 (d)	2,628	2,648
Green Valley Ranch Gaming LLC term loan 3.86% 12/26/10 (d)	1,995	2,025
Marina District Finance Co., Inc. Tranche B term loan 5.192% 12/13/07 (d)	2,985	3,030
Penn National Gaming, Inc. Tranche D term loan 3.6112% 9/1/07 (d)	1,896	1,924
Scientific Games Corp. Tranche C term loan 4.6731% 12/31/09 (d)	1,995	2,025
Venetian Casino Resort LLC Tranche B term loan 4.11% 6/4/08 (d)	2,653	2,686
		23,325
Healthcare - 5.1%
Accredo Health, Inc. Tranche B term loan 3.35% 3/31/09 (d)	980	993
ALARIS Medical Systems, Inc. term loan 3.36% 6/30/09 (d)	666	678
Alliance Imaging, Inc. Tranche C term loan 3.5739% 6/10/08 (d)	838	831
Alpharma, Inc. Tranche B term loan 4.4406% 7/31/08 (d)	1,436	1,443
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Healthcare - continued
AmeriPath, Inc. term loan 4.1% 3/27/10 (d)	$ 1,667	$ 1,677
AMN Healthcare, Inc. Tranche B term loan 4.11% 10/2/08 (d)	1,050	1,066
Apria Healthcare Group, Inc. Tranche B term loan 3.11% 7/20/08 (d)	2,945	2,982
Beverly Enterprises, Inc. term loan 4.4567% 10/22/08 (d)	1,990	2,015
Community Health Systems, Inc. term loan:
3.62% 7/16/10 (d)	6,018	6,124
3.62% 1/16/11 (d)	4,478	4,556
Concentra Operating Corp. term loan 4.9409% 6/30/09 (d)	1,985	2,010
CONMED Corp. Tranche C term loan 3.3887% 12/15/09 (d)	861	872
Connecticare Capital LLC term loan 5.0098% 10/30/09 (d)	1,850	1,869
DaVita, Inc. Tranche B term loan 3.1643% 3/31/09 (d)	16,865	17,034
Express Scripts, Inc. Tranche B term loan 2.8541% 2/13/10 (d)	5,000	5,031
Fisher Scientific International, Inc. Tranche C term loan 3.11% 3/31/10 (d)	7,077	7,148
Fresenius Medical Care Holdings, Inc. Tranche C term loan 3.34% 2/21/10 (d)	6,948	6,939
Genesis HealthCare Corp. Tranche B term loan 3.86% 12/1/10 (d)	898	910
Hanger Orthopedic Group, Inc. Tranche B term loan 3.86% 9/30/09 (d)	2,935	2,968
HCA, Inc. term loan 2.1% 4/30/06 (d)	5,607	5,593
IASIS Healthcare Corp. Tranche B term loan 3.85% 2/7/09 (d)	1,835	1,853
Kinetic Concepts, Inc. Tranche B1 term loan 3.36% 8/11/10 (d)	5,078	5,116
Mariner Health Care, Inc. Tranche B term loan 3.9966% 1/2/10 (d)	680	686
Multiplan, Inc. term loan 3.86% 3/4/09 (d)	3,000	3,038
Oxford Health Plans, Inc. term loan 3.1892% 4/30/09 (d)	1,980	1,980
PacifiCare Health Systems, Inc. term loan 3.7094% 6/3/08 (d)	3,970	4,010
Renal Care Group, Inc. term loan 2.6% 2/10/09 (d)	3,000	3,008
Sybron Dental Management, Inc. term loan 3.3635% 6/6/09 (d)	678	680
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Healthcare - continued
Triad Hospitals, Inc.:
Tranche A term loan 3.35% 3/31/07 (d)	$ 430	$ 436
Tranche B term loan 3.35% 9/30/08 (d)	7,456	7,577
Vanguard Health Systems, Inc. Tanche B term loan 5.35% 1/3/10 (d)	1,975	1,990
Ventas Realty LP/Ventas Capital Corp. Tranche B term loan 3.6% 4/17/07 (d)	983	986
VWR Corp. Tranche B term loan 3.6% 4/7/11 (d)	4,900	4,974
		109,073
Homebuilding/Real Estate - 0.9%
AIMCO Properties LP term loan 3.96% 3/11/05 (d)	977	979
Apartment Investment & Management Co. term loan 3.86% 5/30/08 (d)	3,000	3,023
CB Richard Ellis Services, Inc. term loan 4.4392% 12/31/08 (d)	2,950	2,980
Corrections Corp. of America Tranche C term loan 3.8711% 3/31/08 (d)	1,340	1,357
Crescent Real Estate Funding XII LP term loan 3.3482% 1/12/06 (d)	4,000	4,040
Landsource Communication Development LLC Tranche B term loan 3.625% 3/31/10 (d)	5,800	5,887
		18,266
Hotels - 1.2%
Extended Stay America, Inc.:
Tranche A3 term loan 4.35% 7/24/07 (d)	916	916
Tranche B term loan 4.85% 1/15/08 (d)	2,323	2,323
Starwood Hotels & Resorts Worldwide, Inc. term loan 2.725% 10/9/06 (d)	4,000	4,000
Wyndham International, Inc. term loan:
5.875% 6/30/06 (d)	13,202	12,674
6.875% 4/1/06 (d)	5,579	5,509
		25,422
Insurance - 0.5%
Conseco, Inc.:
Tranche A term loan 7.25% 9/10/09 (d)	6,127	6,142
Tranche B term loan 9.5% 9/10/10 (d)	1,838	1,843
USI Holdings Corp. term loan 3.67% 8/11/09 (d)	1,985	2,010
		9,995
Leisure - 1.0%
24 Hour Fitness Worldwide, Inc. term loan 4.75% 7/1/09 (d)	2,993	3,022
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Leisure - continued
Six Flags Theme Park, Inc. Tranche B term loan 3.5935% 6/30/09 (d)	$ 13,582	$ 13,700
True Temper Corp. term loan 3.6% 3/15/11 (d)	3,000	3,015
Vail Corp. term loan 3.42% 12/10/08 (d)	990	1,000
		20,737
Metals/Mining - 0.3%
Compass Minerals Group, Inc. Tranche B term loan 3.6484% 11/28/09 (d)	340	344
Peabody Energy Corp. term loan 2.859% 3/21/10 (d)	6,947	7,034
		7,378
Paper - 2.9%
Buckeye Technologies, Inc. term loan 3.6904% 3/15/08 (d)	4,876	4,924
Georgia-Pacific Corp. term loan 3.315% 11/28/05 (d)	7,000	7,000
Graphic Packaging International, Inc. Tranche B term loan 3.86% 8/8/10 (d)	15,522	15,755
Jefferson Smurfit Corp. Tranche B term loan 4.375% 3/31/07 (d)	3,569	3,605
Jefferson Smurfit Corp. U.S.:
Tranche B term loan 3.89% 9/16/10 (d)	500	507
Tranche C term loan 4.39% 9/16/11 (d)	500	507
Roseburg Forest Products Co. Tranche B term loan 5% 2/24/10 (d)	4,988	5,012
SP Newsprint Co. Tranche B:
Credit-Linked Deposit 4.1% 1/8/10 (d)	1,289	1,307
term loan 4.1% 1/8/10 (d)	706	716
Stone Container Corp.:
Tranche B term loan 3.6875% 6/30/09 (d)	17,400	17,487
Tranche C term loan 3.6756% 6/30/09 (d)	2,472	2,485
White Birch Paper 2nd Ltd. Tranche B2 term loan 7.5% 8/26/05 (d)	346	351
White Birch Paper Ltd. Tranche B1 term loan 7.5% 2/26/10 (d)	2,654	2,694
		62,350
Publishing/Printing - 2.6%
Advanstar Communications, Inc. Tranche B term loan 5.6% 10/11/07 (d)	188	188
American Media Operations, Inc. Tranche C1 term loan 3.88% 4/1/07 (d)	2,597	2,642
CBD Media, Inc. Tranche B term loan 3.34% 12/31/09 (d)	2,940	2,977
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Publishing/Printing - continued
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A term loan 3.3674% 11/8/08 (d)	$ 4,378	$ 4,427
Tranche B term loan 3.6172% 5/8/09 (d)	4,240	4,298
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A term loan 3.3241% 9/9/09 (d)	5,600	5,684
Tranche B term loan 3.4592% 9/9/10 (d)	14,744	14,965
Medianews Group, Inc. Tranche B term loan 3.1% 12/30/10 (d)	7,481	7,575
Morris Publishing Group LLC/Morris Publishing Finance Co. Tranche B term loan 3.375% 3/31/11 (d)	3,000	3,030
Reader's Digest Association, Inc. Tranche B term loan 4.2366% 5/20/08 (d)	2,054	2,067
Sun Media Corp. Canada Tranche B term loan 3.4182% 2/7/09 (d)	1,905	1,924
Transwestern Publishing Co. LP/Township Capital Corp. II Tranche B1 term loan 3.6563% 2/25/11 (d)	6,000	6,060
		55,837
Railroad - 0.3%
Kansas City Southern Railway Co. Tranche B term loan 3.1117% 3/30/08 (d)	6,000	6,090
Restaurants - 0.3%
AFC Enterprises, Inc. Tranche B term loan 4.1656% 5/23/09 (d)	979	981
CKE Restaurants, Inc. term loan 4.875% 4/1/08 (d)	405	405
Domino's, Inc. term loan 3.75% 6/25/10 (d)	4,328	4,360
		5,746
Services - 1.6%
CACI International, Inc. term loan 3.1798% 4/30/11 (d)	6,000	6,053
Coinmach Corp. Tranche B term loan 3.875% 7/25/09 (d)	2,254	2,285
CSG Systems International, Inc. Tranche B term loan 4.6601% 2/28/08 (d)	6,851	6,920
Hillman Companies, Inc. Tranche B term loan 6.25% 3/31/11 (d)	3,000	3,030
Iron Mountain, Inc. term loan 3.125% 4/2/11 (d)	4,890	4,939
JohnsonDiversey, Inc. Tranche B term loan 3.3778% 11/3/09 (d)	1,582	1,598
United Rentals, Inc.:
term loan 3.41% 2/14/11 (d)	4,167	4,219
Tranche B Credit-Linked Deposit 3.36% 2/14/11 (d)	833	844
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Services - continued
Wackenhut Corrections Corp. term loan 3.6344% 7/9/09 (d)	$ 1,925	$ 1,942
Worldspan LP Tranche B term loan 4.875% 6/30/07 (d)	1,303	1,305
		33,135
Shipping - 0.2%
Baker Tanks, Inc. term loan 3.9311% 1/30/11 (d)	3,392	3,408
Steels - 0.1%
Steel Dynamics, Inc. Tranche B1 term loan 4.14% 3/26/08 (d)	1,334	1,357
Super Retail - 1.2%
Advance Stores Co., Inc.:
Tranche D term loan 3.125% 11/30/06 (d)	432	437
Tranche E term loan 3.1569% 11/30/07 (d)	1,735	1,761
Alimentation Couche-Tard, Inc. term loan 3.375% 12/17/10 (d)	1,588	1,616
Buhrmann US, Inc. Tranche B1 term loan 3.86% 12/31/10 (d)	1,995	2,020
FTD, Inc. term loan 3.86% 2/28/11 (d)	1,400	1,418
General Nutrition Centers, Inc. Tranche B term loan 4.2039% 12/5/09 (d)	3,993	4,022
Hollywood Entertainment Corp. Tranche B term loan 4.6% 3/31/08 (d)	2,382	2,388
Oriental Trading Co., Inc.:
term loan 7.125% 1/8/11 (d)	3,300	3,333
Tranche B term loan 3.875% 8/4/10 (d)	4,092	4,102
PETCO Animal Supplies, Inc. Tranche D term loan 3.61% 10/2/08 (d)	1,452	1,470
Rent-A-Center, Inc. term loan 3.1916% 5/28/09 (d)	1,985	2,010
Travelcenters of America, Inc. term loan 4.4708% 11/14/08 (d)	877	888
		25,465
Technology - 2.4%
Alliant Techsystems, Inc. Tranche B term loan 2.924% 3/31/11 (d)	4,850	4,886
AMI Semiconductor, Inc. term loan 3.6% 9/26/08 (d)	2,388	2,406
Amphenol Corp. Tranche B1 term loan 2.9729% 5/6/10 (d)	8,180	8,262
Anteon International Corp. term loan 3.11% 12/31/10 (d)	4,988	5,025
Communications & Power Industries, Inc. term loan 4.1094% 7/23/10 (d)	1,600	1,624
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Technology - continued
Fairchild Semiconductor Corp. Tranche B1 term loan 3.75% 6/19/08 (d)	$ 4,963	$ 5,049
Global Imaging Systems, Inc. term loan 3.6043% 6/25/09 (d)	993	1,002
ON Semiconductor Corp. Tranche F term loan 3.875% 8/4/09 (d)	4,958	4,982
Seagate Technology Holdings, Inc. term loan 3.1872% 5/13/07 (d)	1,970	1,990
The Relizon Co. Tranche B term loan 4.26% 2/20/11 (d)	1,943	1,941
Viasystems Group, Inc. Tranche B term loan 6.47% 9/30/08 (d)	2,991	3,021
Xerox Corp. term loan 2.86% 9/30/08 (d)	12,000	12,075
		52,263
Telecommunications - 10.1%
Allegiance Telecom, Inc.:
revolver loan LIBOR + 4.5% 12/31/06 (d)	2,090	2,079
term loan LIBOR + 4.5% 12/31/06 (d)	1,910	1,901
American Tower LP:
Tranche A term loan 3.3609% 6/30/07 (d)	17,568	17,568
Tranche C term loan 3.3993% 12/31/07 (d)	6,988	6,988
Centennial Cellular Operating Co. LLC term loan 3.905% 2/9/11 (d)	12,000	12,000
Cincinnati Bell, Inc. Tranche D term loan 3.6286% 6/30/08 (d)	6,799	6,867
Consolidated Communications, Inc. Tranche B term loan 3.973% 10/14/11 (d)	1,000	1,008
Crown Castle International Corp. Tranche A term loan 3.36% 9/15/07 (d)	650	653
Crown Castle Operating Co. Tranche B term loan 4.61% 9/30/10 (d)	15,385	15,616
Dobson Cellular Systems, Inc. term loan 4.3664% 3/31/10 (d)	3,975	3,970
Microcell Solutions, Inc. Tranche A term loan 5.11% 3/17/11 (d)	3,000	3,023
Nextel Communications, Inc. Tranche E term loan 3.375% 12/15/10 (d)	51,671	52,316
Nextel Finance Co. Tranche A term loan 2.375% 12/31/07 (d)	3,787	3,782
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (d)	51,500	52,788
SBA Senior Finance, Inc. term loan 4.65% 10/31/08 (d)	7,095	7,148
SpectraSite Communications, Inc.:
term loan 3.42% 12/31/07 (d)	6,230	6,315
Tranche A term loan 3.7336% 6/30/07 (d)	8,236	8,329
Floating Rate Loans (e) - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Telecommunications - continued
Telepak, Inc. term loan 3.61% 5/4/11 (d)	$ 2,900	$ 2,918
Western Wireless Corp.:
Tranche A term loan 3.1499% 3/31/08 (d)	4,582	4,559
Tranche B term loan 4.38% 9/30/08 (d)	6,073	6,073
		215,901
Textiles & Apparel - 0.3%
Kosa Lux Finance BV/Kosa UK Finance BV/Arteva Global Holdings BV/Kosa Canada Co. Tranche B term loan 4.7419% 4/29/11 (d)	5,000	5,038
Polymer Group, Inc. term loan 4.35% 4/27/10 (d)	1,000	1,008
William Carter Co. Tranche C term loan 3.7111% 9/30/08 (d)	736	749
		6,795
TOTAL FLOATING RATE LOANS (Cost $1,495,993)		1,508,851
Nonconvertible Bonds - 16.4%

Aerospace - 0.2%
L-3 Communications Corp. 6.125% 1/15/14 (c)	1,000	978
Ship Finance International Ltd. 8.5% 12/15/13 (c)	3,620	3,548
		4,526
Air Transportation - 0.0%
American Airlines, Inc. pass thru trust certificates 6.977% 11/23/22	539	492
Automotive - 0.1%
Delco Remy International, Inc. 5.1688% 4/15/09 (c)(d)	2,000	2,030
Broadcasting - 1.8%
Granite Broadcasting Corp. 9.75% 12/1/10 (c)	4,545	4,454
Gray Television, Inc. 9.25% 12/15/11	1,000	1,123
Nexstar Finance, Inc. 7% 1/15/14 (c)	4,760	4,641
Paxson Communications Corp.:
3.89% 1/15/10 (c)(d)	7,000	7,044
10.75% 7/15/08	2,000	2,090
Radio One, Inc. 8.875% 7/1/11	5,000	5,550
Spanish Broadcasting System, Inc. 9.625% 11/1/09	3,000	3,173
XM Satellite Radio, Inc. 6.65% 5/1/09 (c)(d)	10,700	10,807
		38,882
Building Materials - 0.1%
Nortek, Inc. 4.17% 12/31/10 (c)(d)	3,000	3,038
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Cable TV - 4.4%
Cablevision Systems Corp. 5.66% 4/1/09 (c)(d)	$ 7,000	$ 7,298
CSC Holdings, Inc.:
7.875% 12/15/07	2,000	2,130
10.5% 5/15/16	2,000	2,295
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	2,000	2,250
EchoStar DBS Corp.:
4.36% 10/1/08 (c)(d)	60,625	63,050
10.375% 10/1/07	1,965	2,122
NTL Cable PLC 6.14% 10/15/12 (c)(d)	14,000	14,385
PanAmSat Corp. 6.125% 1/15/05	1,000	1,020
		94,550
Capital Goods - 0.1%
Tyco International Group SA yankee 6.375% 2/15/06	3,000	3,161
Chemicals - 0.8%
Georgia Gulf Corp. 7.625% 11/15/05	2,000	2,100
Huntsman Advanced Materials LLC 10% 7/15/08 (c)(d)	3,310	3,442
Huntsman ICI Chemicals LLC 10.125% 7/1/09	2,000	2,085
Methanex Corp. yankee 7.75% 8/15/05	9,125	9,627
		17,254
Consumer Products - 0.2%
Armkel Finance, Inc. 9.5% 8/15/09	2,555	2,791
Chattem, Inc. 4.12% 3/1/10 (c)(d)	1,000	1,015
		3,806
Containers - 0.4%
Ball Corp. 7.75% 8/1/06	5,000	5,350
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	2,000	2,170
		7,520
Diversified Media - 0.5%
Liberty Media Corp. 2.61% 9/17/06 (d)	10,000	10,175
Electric Utilities - 1.3%
AES Corp.:
8.375% 8/15/07	3,000	3,015
8.5% 11/1/07	4,000	4,060
Allegheny Energy Supply Co. LLC 10.25% 11/15/07 (c)	3,000	3,300
Allegheny Energy, Inc. 7.75% 8/1/05	3,000	3,120
CMS Energy Corp. 9.875% 10/15/07	7,000	7,630
Power Contract Financing LLC 5.2% 2/1/06 (c)	960	972
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Electric Utilities - continued
Southern California Edison Co.:
5.875% 9/1/04	$ 1,250	$ 1,275
8% 2/15/07	2,000	2,240
TECO Energy, Inc. 6.125% 5/1/07	2,000	2,030
		27,642
Energy - 2.8%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	2,000	2,160
Chesapeake Energy Corp. 8.375% 11/1/08	6,000	6,600
El Paso Corp. 7.875% 6/15/12	3,000	2,666
El Paso Energy Corp. 6.95% 12/15/07	4,350	4,035
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (c)	3,000	3,030
General Maritime Corp. 10% 3/15/13	5,000	5,650
OMI Corp. 7.625% 12/1/13	2,000	2,060
Pemex Project Funding Master Trust:
2.64% 1/7/05 (c)(d)	2,000	2,018
2.94% 10/15/09 (c)(d)	5,500	5,734
Pride International, Inc. 10% 6/1/09	5,000	5,300
Pride Petroleum Services, Inc. 9.375% 5/1/07	2,538	2,589
Sonat, Inc. 7.625% 7/15/11	5,000	4,356
Southern Natural Gas Co. 8.875% 3/15/10	840	935
Tesoro Petroleum Corp. 8% 4/15/08	1,000	1,075
The Coastal Corp. 6.2% 5/15/04	2,000	2,000
Transcontinental Gas Pipe Line Corp. 8.875% 7/15/12	2,000	2,325
Williams Companies, Inc. 6.625% 11/15/04	3,000	3,060
Williams Cos., Inc. Credit Linked Certificate Trust 4.42% 5/1/09 (c)(d)	5,000	5,006
		60,599
Food and Drug Retail - 0.3%
Rite Aid Corp.:
6% 12/15/05 (c)	5,000	5,025
8.125% 5/1/10	1,000	1,083
		6,108
Food/Beverage/Tobacco - 0.1%
Canandaigua Brands, Inc. 8.625% 8/1/06	1,000	1,100
Gaming - 0.0%
Penn National Gaming, Inc. 6.875% 12/1/11 (c)	1,000	1,000
Healthcare - 0.2%
Express Scripts, Inc. 9.625% 6/15/09	4,000	4,230
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Homebuilding/Real Estate - 0.1%
William Lyon Homes, Inc. 7.5% 2/15/14 (c)	$ 1,060	$ 1,060
Metals/Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.875% 2/1/14 (c)	8,000	7,120
Paper - 0.2%
Bowater, Inc. 4.11% 3/15/10 (d)	4,000	4,040
Publishing/Printing - 0.2%
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11	430	459
Dex Media, Inc. 8% 11/15/13 (c)	5,000	4,800
		5,259
Shipping - 0.1%
Teekay Shipping Corp. yankee 8.32% 2/1/08	1,225	1,292
Steels - 0.3%
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	1,000	1,120
Ispat Inland ULC 7.86% 4/1/10 (c)(d)	5,000	5,113
		6,233
Technology - 0.3%
Amkor Technology, Inc. 10.5% 5/1/09	5,000	5,263
IOS Capital LLC 7.25% 6/30/08	85	90
		5,353
Telecommunications - 1.6%
America Movil SA de CV 1.795% 4/27/07 (c)(d)	2,000	1,995
American Tower Corp. 9.375% 2/1/09	4,000	4,300
Crown Castle International Corp. 10.75% 8/1/11	2,000	2,270
Mobile Telesystems Finance SA 5.13% 8/5/04 (c)(d)	3,000	3,000
Primus Telecom Holding, Inc. 8% 1/15/14 (c)	1,000	920
Qwest Communications International, Inc. 4.63% 2/15/09 (c)(d)	3,000	2,775
Rogers Wireless, Inc. 6.375% 3/1/14 (c)	3,000	2,880
Rural Cellular Corp. 5.61% 3/15/10 (c)(d)	7,000	7,210
U.S. West Communications:
5.65% 11/1/04	3,000	3,000
7.2% 11/1/04	6,000	6,075
		34,425
TOTAL NONCONVERTIBLE BONDS (Cost $349,620)		350,895
Commercial Mortgage Securities - 0.0%
	Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp. Series 2000-FL1A Class F, 3.8806% 12/15/09 (c)(d) (Cost $657)	$ 679	$ 579
Common Stocks - 0.0%
Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a) (Cost $0)	45	0
Money Market Funds - 15.9%

Fidelity Cash Central Fund, 1.06% (b)	213,884,452	213,884
Fidelity Money Market Central Fund, 1.17% (b)	124,683,581	124,684
TOTAL MONEY MARKET FUNDS (Cost $338,568)		338,568
Cash Equivalents - 0.6%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.94%, dated 4/30/04 due 5/3/04) (Cost $13,534)	$ 13,535	$ 13,534
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $2,198,372)		2,212,427
NET OTHER ASSETS - (3.5)%		(74,167)
NET ASSETS - 100%		$ 2,138,260
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $189,267,000 or 8.9% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,227,230,000 and $534,674,000, respectively.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $6,792,000. The weighted average interest rate was 1.5%. At period end, there were no bank borrowings outstanding.

Income Tax Information

At October 31, 2003, the fund had a capital loss carryforward of approximately $11,146,000 of which $5,000, $818,000, $8,246,000 and $2,077,000 will expire on October 31, 2008, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $13,534) (cost $2,198,372) - See accompanying schedule		$ 2,212,427
Cash		5,131
Receivable for investments sold		20,236
Receivable for fund shares sold		23,114
Interest receivable		10,348
Prepaid expenses		4
Receivable from investment adviser for expense reductions		3
Other affiliated receivables		18
Total assets		2,271,281

Liabilities
Payable for investments purchased	$ 127,305
Payable for fund shares redeemed	3,038
Distributions payable	836
Accrued management fee	1,139
Distribution fees payable	353
Other affiliated payables	259
Other payables and accrued expenses	91
Total liabilities		133,021

Net Assets		$ 2,138,260
Net Assets consist of:
Paid in capital		$ 2,128,241
Undistributed net investment income		927
Accumulated undistributed net realized gain (loss) on investments		(4,963)
Net unrealized appreciation (depreciation) on investments		14,055
Net Assets		$ 2,138,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($168,195 ÷ 16,974 shares)	$ 9.91

Maximum offering price per share (100/96.25 of $9.91)	$ 10.30
Class T: Net Asset Value and redemption price per share ($138,605 ÷ 14,001 shares)	$ 9.90

Maximum offering price per share (100/97.25 of $9.90)	$ 10.18
Class B: Net Asset Value and offering price per share ($143,096 ÷ 14,455 shares) A	$ 9.90

Class C: Net Asset Value and offering price per share ($352,203 ÷ 35,548 shares) A	$ 9.91

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($1,265,186 ÷ 127,789 shares)	$ 9.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($70,975 ÷ 7,171 shares)	$ 9.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)

Investment Income
Interest		$ 34,137

Expenses
Management fee	$ 5,966
Transfer agent fees	1,090
Distribution fees	1,943
Accounting fees and expenses	313
Non-interested trustees' compensation	4
Custodian fees and expenses	39
Registration fees	180
Audit	42
Legal	28
Interest	1
Miscellaneous	9
Total expenses before reductions	9,615
Expense reductions	(12)	9,603
Net investment income (loss)		24,534
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		6,367
Change in net unrealized appreciation (depreciation) on investment securities		1,309
Net gain (loss)		7,676
Net increase (decrease) in net assets resulting from operations		$ 32,210

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2004 (Unaudited)	Year ended October 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,534	$ 23,331
Net realized gain (loss)	6,367	279
Change in net unrealized appreciation (depreciation)	1,309	31,433
Net increase (decrease) in net assets resulting from operations	32,210	55,043
Distributions to shareholders from net investment income	(27,026)	(23,105)
Share transactions - net increase (decrease)	681,974	917,582
Redemption fees	189	181
Total increase (decrease) in net assets	687,347	949,701

Net Assets
Beginning of period	1,450,913	501,212
End of period (including undistributed net investment income of $927 and undistributed net investment income of $3,419, respectively)	$ 2,138,260	$ 1,450,913

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 9.45	$ 9.70	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.137	.292	.352	.580	.136
Net realized and unrealized gain (loss)	.046	.447	(.264)	(.185)	(.047)
Total from investment operations	.183	.739	.088	.395	.089
Distributions from net investment income	(.154)	(.311)	(.339)	(.638)	(.150)
Redemption fees added to paid in capital E	.001	.002	.001	.003	.001
Net asset value, end of period	$ 9.91	$ 9.88	$ 9.45	$ 9.70	$ 9.94
Total Return B, C, D	1.87%	7.95%	.90%	4.08%	.90%
Ratios to Average Net Assets G
Expenses before expense reductions	1.09% A	1.10%	1.12%	1.14%	1.75% A
Expenses net of voluntary waivers, if any	1.09% A	1.10%	1.10%	.99%	.78% A
Expenses net of all reductions	1.08% A	1.09%	1.09%	.98%	.78% A
Net investment income (loss)	2.81% A	3.04%	3.64%	5.93%	7.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 168	$ 88	$ 37	$ 41	$ 9
Portfolio turnover rate	73% A	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.133	.285	.342	.573	.131
Net realized and unrealized gain (loss)	.045	.446	(.263)	(.195)	(.045)
Total from investment operations	.178	.731	.079	.378	.086
Distributions from net investment income	(.149)	(.303)	(.330)	(.631)	(.147)
Redemption fees added to paid in capital E	.001	.002	.001	.003	.001
Net asset value, end of period	$ 9.90	$ 9.87	$ 9.44	$ 9.69	$ 9.94
Total Return B, C, D	1.82%	7.87%	.80%	3.90%	.88%
Ratios to Average Net Assets G
Expenses before expense reductions	1.19% A	1.18%	1.20%	1.22%	1.81% A
Expenses net of voluntary waivers, if any	1.19% A	1.18%	1.19%	1.06%	.93% A
Expenses net of all reductions	1.19% A	1.18%	1.19%	1.06%	.93% A
Net investment income (loss)	2.71% A	2.96%	3.54%	5.86%	7.06% A
Supplemental Data
Net assets, end of period (in millions)	$ 139	$ 113	$ 75	$ 76	$ 25
Portfolio turnover rate	73% A	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.110	.243	.298	.525	.134
Net realized and unrealized gain (loss)	.045	.444	(.263)	(.194)	(.056)
Total from investment operations	.155	.687	.035	.331	.078
Distributions from net investment income	(.126)	(.259)	(.286)	(.584)	(.139)
Redemption fees added to paid in capital E	.001	.002	.001	.003	.001
Net asset value, end of period	$ 9.90	$ 9.87	$ 9.44	$ 9.69	$ 9.94
Total Return B, C, D	1.59%	7.38%	.35%	3.42%	.79%
Ratios to Average Net Assets G
Expenses before expense reductions	1.65% A	1.64%	1.65%	1.66%	2.74% A
Expenses net of voluntary waivers, if any	1.65% A	1.63%	1.64%	1.54%	1.23% A
Expenses net of all reductions	1.65% A	1.63%	1.64%	1.54%	1.23% A
Net investment income (loss)	2.25% A	2.50%	3.09%	5.38%	6.75% A
Supplemental Data
Net assets, end of period (in millions)	$ 143	$ 134	$ 118	$ 125	$ 24
Portfolio turnover rate	73% A	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 9.45	$ 9.70	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.107	.235	.290	.516	.125
Net realized and unrealized gain (loss)	.054	.434	(.263)	(.184)	(.051)
Total from investment operations	.161	.669	.027	.332	.074
Distributions from net investment income	(.122)	(.251)	(.278)	(.575)	(.135)
Redemption fees added to paid in capital E	.001	.002	.001	.003	.001
Net asset value, end of period	$ 9.91	$ 9.87	$ 9.45	$ 9.70	$ 9.94
Total Return B, C, D	1.65%	7.18%	.26%	3.42%	.76%
Ratios to Average Net Assets G
Expenses before expense reductions	1.72% A	1.72%	1.73%	1.75%	2.41% A
Expenses net of voluntary waivers, if any	1.72% A	1.71%	1.73%	1.64%	1.44% A
Expenses net of all reductions	1.72% A	1.71%	1.73%	1.63%	1.44% A
Net investment income (loss)	2.18% A	2.42%	3.00%	5.28%	6.55% A
Supplemental Data
Net assets, end of period (in millions)	$ 352	$ 269	$ 235	$ 278	$ 48
Portfolio turnover rate	73% A	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2000 (commencement of operations) to October 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 9.44	$ 9.52
Income from Investment Operations
Net investment income (loss) D	.149	.311	.040
Net realized and unrealized gain (loss)	.046	.450	(.084)
Total from investment operations	.195	.761	(.044)
Distributions from net investment income	(.166)	(.333)	(.037)
Redemption fees added to paid in capital D	.001	.002	.001
Net asset value, end of period	$ 9.90	$ 9.87	$ 9.44
Total Return B, C	2.00%	8.20%	(.45)%
Ratios to Average Net Assets F
Expenses before expense reductions	.84% A	.86%	1.15% A
Expenses net of voluntary waivers, if any	.84% A	.86%	.95% A
Expenses net of all reductions	.84% A	.86%	.94% A
Net investment income (loss)	3.06% A	3.27%	3.99% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,265	$ 811	$ 18
Portfolio turnover rate	73% A	55%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 19, 2002 (commencement of sale of shares) to October 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2004	Years ended October 31,
	(Unaudited)	2003	2002	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.86	$ 9.44	$ 9.69	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.147	.312	.365	.590	.151
Net realized and unrealized gain (loss)	.056	.436	(.262)	(.193)	(.058)
Total from investment operations	.203	.748	.103	.397	.093
Distributions from net investment income	(.164)	(.330)	(.354)	(.650)	(.154)
Redemption fees added to paid in capital D	.001	.002	.001	.003	.001
Net asset value, end of period	$ 9.90	$ 9.86	$ 9.44	$ 9.69	$ 9.94
Total Return B, C	2.08%	8.06%	1.06%	4.11%	.94%
Ratios to Average Net AssetsF
Expenses before expense reductions	.88% A	.90%	.94%	1.02%	2.32% A
Expenses net of voluntary waivers, if any	.88% A	.89%	.94%	.87%	.49% A
Expenses net of all reductions	.87% A	.89%	.93%	.87%	.49% A
Net investment income (loss)	3.02% A	3.24%	3.79%	6.05%	7.50% A
Supplemental Data
Net assets, end of period (in millions)	$ 71	$ 36	$ 18	$ 7	$ 1
Portfolio turnover rate	73% A	55%	77%	55%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Floating Rate High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund earns certain fees in connection with its floating rate loan purchasing activites. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 19,393
Unrealized depreciation	(4,966)
Net unrealized appreciation (depreciation)	$ 14,427
Cost for federal income tax purposes	$ 2,198,000

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. At the end of the period, the fund had unfunded loan commitments of $18,376.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .68% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 94	$ -
Class T	0%	.25%	150	-
Class B	.55%	.15%	479	377
Class C	.55%	.25%	1,220	534
			$ 1,943	$ 911

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 111
Class T	46
Class B*	171
Class C*	59
$ 387

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Floating Rate High Income Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Floating Rate High Income Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC were as follows:

	Amount	% of Average Net Assets
Class A	$ 115	.18*
Class T	111	.19*
Class B	135	.20*
Class C	247	.16*
Fidelity Floating Rate High Income Fund	451	.09*
Institutional Class	31	.12*
	$ 1,090

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,839 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class B	1.65%	$ 3

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $9.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2004	Year ended October 31, 2003
From net investment income
Class A	$ 1,903	$ 1,379
Class T	1,798	2,412
Class B	1,739	3,198
Class C	3,730	5,977
Fidelity Floating Rate High Income Fund	17,055	9,407
Institutional Class	801	732
Total	$ 27,026	$ 23,105

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2004	Year ended October 31, 2003	Six months ended April 30, 2004	Year ended October 31, 2003
Class A
Shares sold	10,675	6,904	$ 105,717	$ 67,614
Reinvestment of distributions	134	98	1,329	956
Shares redeemed	(2,788)	(1,953)	(27,612)	(18,942)
Net increase (decrease)	8,021	5,049	$ 79,434	$ 49,628
Class T
Shares sold	7,486	7,102	$ 74,054	$ 69,392
Reinvestment of distributions	142	214	1,406	2,081
Shares redeemed	(5,063)	(3,806)	(50,066)	(36,871)
Net increase (decrease)	2,565	3,510	$ 25,394	$ 34,602
Class B
Shares sold	2,419	3,767	$ 23,927	$ 36,736
Reinvestment of distributions	126	231	1,247	2,235
Shares redeemed	(1,644)	(2,978)	(16,260)	(28,855)
Net increase (decrease)	901	1,020	$ 8,914	$ 10,116
Class C
Shares sold	11,772	10,474	$ 116,571	$ 102,347
Reinvestment of distributions	245	411	2,427	3,982
Shares redeemed	(3,762)	(8,522)	(37,244)	(82,608)
Net increase (decrease)	8,255	2,363	$ 81,754	$ 23,721
Fidelity Floating Rate High Income Fund
Shares sold	69,626	91,211	$ 688,832	$ 889,648
Reinvestment of distributions	1,502	840	14,856	8,216
Shares redeemed	(25,508)	(11,804)	(252,359)	(115,507)
Net increase (decrease)	45,620	80,247	$ 451,329	$ 782,357
Institutional Class
Shares sold	4,767	2,601	$ 47,166	$ 25,410
Reinvestment of distributions	30	31	298	305
Shares redeemed	(1,245)	(880)	(12,315)	(8,557)
Net increase (decrease)	3,552	1,752	$ 35,149	$ 17,158

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
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Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
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Connecticut

48 West Putnam Avenue
Greenwich, CT

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New Haven, CT

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Stamford, CT

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Delaware

222 Delaware Avenue
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Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

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Naples, FL

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West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
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Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
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1700 East Golf Road
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Indiana

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Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

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Massachusetts

801 Boylston Street
Boston, MA

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Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

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Missouri

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New Jersey

150 Essex Street
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56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FHI-USAN-0604
1.784879.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 25, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 25, 2004